                            PROSPECTUS - MAY 1, 2001
--------------------------------------------------------------------------------

[SIDE NOTE]

THE FUNDS

Aetna Ascent VP


Aetna Balanced VP, Inc.


Aetna Income Shares d/b/a Aetna Bond VP


Aetna Crossroads VP


Aetna Growth VP


Aetna Variable Fund d/b/a Aetna Growth and Income VP




Aetna Index Plus Large Cap VP

Aetna Index Plus Mid Cap VP

Aetna Index Plus Small Cap VP

Aetna International VP

Aetna Legacy VP


Aetna Variable Encore Fund d/b/a Aetna Money Market VP



Aetna Small Company VP


Aetna Technology VP

Aetna Value Opportunity VP


AIM V.I. Capital Appreciation Fund

AIM V.I. Growth Fund

AIM V.I. Growth and Income Fund

AIM V.I. Value Fund

American Century Income & Growth (Advisor Class)(1)

Calvert Social Balanced Portfolio

DEM-Registered Trademark- Equity Fund (Institutional
Shares)(1)

Fidelity Variable Insurance Products Fund (VIP)
Equity-Income Portfolio

Fidelity Variable Insurance Products Fund (VIP) Growth
Portfolio

Fidelity Variable Insurance Products Fund (VIP) Overseas
Portfolio

Fidelity Variable Insurance Products Fund II (VIP II)
Contrafund-Registered Trademark- Portfolio


Janus Aspen Aggressive Growth Portfolio


Janus Aspen Balanced Portfolio


Janus Aspen Capital Appreciation Portfolio (Service
Shares)


Janus Aspen Flexible Income Portfolio


Janus Aspen Growth Portfolio


Janus Aspen Worldwide Growth Portfolio


Janus Twenty Fund(1)


Oppenheimer Developing Markets Fund (Class A Shares)(1)


Oppenheimer Global Securities Fund/VA


Oppenheimer Strategic Bond Fund/VA


Pax World Balanced Fund, Inc.(1)




Pilgrim Natural Resources Trust (formerly Lexington
Natural Resources Trust)(2)




Portfolio Partners, Inc. (PPI) MFS Capital Opportunities
Portfolio




Portfolio Partners, Inc. (PPI) MFS Emerging Equities
Portfolio


Portfolio Partners, Inc. (PPI) MFS Research Growth
Portfolio


Portfolio Partners, Inc. (PPI) Scudder International
Growth Portfolio


Portfolio Partners, Inc. (PPI) T. Rowe Price Growth
Equity Portfolio

Wachovia Special Values Fund (Class A shares)(1)
[END SIDE NOTE]
THE CONTRACTS. The contracts described in this prospectus are group or individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/ or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options.
 Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
 TABLE OF CONTENTS ... PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable
Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page.
Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE
FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section of this prospectus at page 11 and in each fund prospectus.
Read this prospectus in conjunction with the fund prospectus, and retain the prospectus for future reference.


GETTING ADDITIONAL INFORMATION. You may obtain the May
1, 2001, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operations of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330,
e-mailing publicinfo@sec.gov, or by writing to the SEC
Public Reference Room, 450 Fifth Street, N.W.,
Washington, D.C. 20549. The SAI table of contents is listed on page 49 of this prospectus. The SAI is incorporated into this prospectus by reference.


-------------------------------------------------

(1)This fund is available to the general public. See
   "Additional Risks of Investing in the Funds."

(2)Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May
   1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

--------------------------------------------------------------------------------

                                    ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

                                    FIXED INTEREST OPTIONS.

                                    -- Guaranteed Accumulation Account

                                    -- Fixed Plus Account

                                    -- Fixed Account

                                    Except as specifically mentioned, this
                                    prospectus describes only the variable
                                    investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

                               TABLE OF CONTENTS

   CONTRACT OVERVIEW: WHO'S WHO; CONTRACT FACTS.............         4
   The Contract and Your Retirement Plan (sidebar)
   Retirement Plan (sidebar)
   Plan Type (sidebar)
   Contract Rights (sidebar)
   Contract Phases: Accumulation Phase, The Income Phase....         5
   Questions: Contacting the Company (sidebar)
   Sending forms and written requests in good order
   (sidebar)

 FEE TABLE..................................................         6

 CONDENSED FINANCIAL INFORMATION............................        11

 INVESTMENT OPTIONS.........................................        11

 TRANSFERS..................................................        13

 CONTRACT PURCHASE AND PARTICIPATION........................        14

 CONTRACT OWNERSHIP AND RIGHTS..............................        15

 RIGHT TO CANCEL............................................        16

 FEES.......................................................        17

 YOUR ACCOUNT VALUE.........................................        23

 WITHDRAWALS................................................        26

 LOANS......................................................        29

 SYSTEMATIC DISTRIBUTION OPTIONS............................        29

 DEATH BENEFIT..............................................        30

 THE INCOME PHASE...........................................        32

 TAXATION...................................................        36

 OTHER TOPICS...............................................        44

 The Company -- Variable Annuity Account C -- Performance
 Reporting -- Voting Rights -- Contract Distribution -- Contract
 Modification -- Legal Matters and Proceedings -- Payment Delay or
 Suspension -- Transfer of Ownership; Assignment -- Account
 Termination -- Intent to Confirm Quarterly

 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........        49

 APPENDIX I -- GUARANTEED ACCUMULATION ACCOUNT..............        50

 APPENDIX II -- FIXED ACCOUNT...............................        52

 APPENDIX III -- FIXED PLUS ACCOUNT.........................        54

 APPENDIX IV -- EMPLOYEE APPOINTMENT OF EMPLOYER AS AGENT
 UNDER AN ANNUITY CONTRACT..................................        58

 APPENDIX V -- FUND DESCRIPTIONS............................        59

 APPENDIX VI -- CONDENSED FINANCIAL INFORMATION.............        62

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

You (the participant)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.


Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor or a trust.


We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation."
------------------------
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words "you" and "participant" apply to these individuals, except that these individuals have all rights under the contract. The word "contract holder" also applies to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

                                 CONTRACT FACTS
-------------------------------------------------------------------
FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a)/401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See "Right to Cancel."

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See "Withdrawals" and "Taxation. "

SYSTEMATIC DISTRIBUTION OPTIONS: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES: Certain fees are deducted from your account value. See "Fee Table" and "Fees."


TAXATION: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 401(a), 401(k), 403(a), 403(b) or 457 plans) also defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should

[SIDE NOTE]
THE CONTRACT AND YOUR RETIREMENT PLAN

RETIREMENT PLAN (PLAN): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

PLAN TYPE: We refer to the plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under code section 457. To learn which code section applies to your plan, contact your plan sponsor, your local representative or the Company.

CONTRACT RIGHTS: Rights under the contract and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.
[END SIDE NOTE]
know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.


Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."
[SIDE NOTE]

QUESTIONS: CONTACTING THE
COMPANY. Contact your local representative or write or call the Company:


Aetna Life Insurance and Annuity Company
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862
(1-800-462-4458 for participants in contracts issued to the San Bernardino County and Macomb County plans.)

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.
[END SIDE NOTE]

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE
   (accumulating retirement
   benefits)

STEP 1: You or the contract holder
provide Aetna Life Insurance and
Annuity Company with your completed
enrollment materials.

According to the plan, we set up
one or more accounts for you. We
may set up account(s) for employer
contributions and/or for
contributions from your salary.

STEP 2: The contract holder, or you
if permitted by your plan, directs
us to invest your account dollars
in any of the:
(a)  Fixed Interest Options; and/or
(b)  Variable Investment Options.
     (The variable investment
     options are the subaccounts of
     Variable Annuity Account C.
     Each one invests in a specific
     mutual fund.)

STEP 3: The subaccount(s) selected
purchases shares of its
corresponding fund.

                               Payments to Your Account
                                        Step 1
                       Aetna Life Insurance and Annuity Company
          (a)                   Step 2                              (b)
 Fixed Interest Options                    VARIABLE ANNUITY ACCOUNT C
                                           Variable Investment Options
                                                 THE SUBACCOUNTS
                                   A                    B                  ETC.
                                           Step 3
                             Mutual Fund A        Mutual Fund B            Etc.

II. THE INCOME PHASE

The contract offers several payment options. See "The Income Phase." In general, you may:

-- Receive income phase payments over a lifetime or a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an option that provides a death benefit to beneficiaries; or

-- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Transaction Fees;
-- Maximum Fees Deducted From the Subaccounts;
-- Fees Deducted by the Funds; and

-- Hypothetical Examples.

ALSO, SEE THE "FEES" SECTION FOR:
-- Early Withdrawal Charge Schedules;
-- How, When and Why Fees are Deducted;
-- Reduction, Waiver and/or Elimination of Certain Fees; and
-- Premium and Other Taxes.
SEE "THE INCOME PHASE" FOR:
-- Fees during the income phase.
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

MAXIMUM TRANSACTION FEES

MAXIMUM EARLY WITHDRAWAL CHARGE(1)........................5% of amount withdrawn

This is a deferred sales charge. It is a percentage of the amount withdrawn. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time.

MAXIMUM ANNUAL MAINTENANCE FEE(1).........................................$30.00

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

 MAXIMUM AMOUNTS(1)
 (DAILY DEDUCTIONS EQUAL TO THE GIVEN PERCENTAGE ON AN
 ANNUAL BASIS)

 MORTALITY AND EXPENSE RISK CHARGE..........................       1.50%

 ADMINISTRATIVE EXPENSE CHARGE(2)...........................       0.25%
                                                                --------

 TOTAL SEPARATE ACCOUNT EXPENSES............................       1.75%
                                                                ========

------------------------

(1)These fees may be waived, reduced or eliminated in certain circumstances. See "Fees."

(2)We only impose this charge under some contracts. See "Fees."

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.


HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2000.



                                     FUND EXPENSE TABLE(1)
                                                          Total Fund                 Net Fund
                                                            Annual                    Annual
                                                           Expenses                  Expenses
                           Investment                      Without       Total         After
                            Advisory    12b-1    Other    Waivers or  Waivers and     Waivers
Fund Name                     Fees       Fee    Expenses  Reductions  Reductions   or Reductions
---------                     ----       ---    --------  ----------  ----------   -------------
Aetna Ascent VP(2)             0.60%      --      0.15%       0.75%       0.00%          0.75%
Aetna Balanced VP, Inc.        0.50%      --      0.09%       0.59%         --           0.59%
Aetna Bond VP                  0.40%      --      0.10%       0.50%         --           0.50%
Aetna Crossroads VP(3)         0.60%      --      0.15%       0.75%       0.05%          0.70%
Aetna Growth VP(2)             0.60%      --      0.10%       0.70%       0.00%          0.70%
Aetna Growth and Income
  VP                           0.50%      --      0.08%       0.58%         --           0.58%
Aetna Index Plus Large
  Cap VP(2)                    0.35%      --      0.09%       0.44%       0.00%          0.44%
Aetna Index Plus Mid Cap
  VP(3)                        0.40%      --      0.22%       0.62%       0.02%          0.60%
Aetna Index Plus Small
  Cap VP(3)                    0.40%      --      0.46%       0.86%       0.26%          0.60%
Aetna International VP(3)      0.85%      --      0.49%       1.34%       0.19%          1.15%
Aetna Legacy VP(3)             0.60%      --      0.16%       0.76%       0.11%          0.65%
Aetna Money Market VP          0.25%      --      0.09%       0.34%         --           0.34%
Aetna Small Company VP(2)      0.75%      --      0.12%       0.87%       0.00%          0.87%
Aetna Technology VP(3)         0.95%      --      0.25%       1.20%       0.05%          1.15%
Aetna Value Opportunity
  VP(2)                        0.60%      --      0.15%       0.75%       0.00%          0.75%
AIM V.I. Capital
  Appreciation Fund            0.61%      --      0.21%       0.82%         --           0.82%
AIM V.I. Growth Fund           0.61%      --      0.22%       0.83%         --           0.83%
AIM V.I. Growth and
  Income Fund                  0.60%      --      0.24%       0.84%         --           0.84%
AIM V.I. Value Fund            0.61%      --      0.23%       0.84%         --           0.84%
American Century Income &
  Growth Fund(4)(5)            0.42%    0.50%       --        0.92%         --           0.92%
Calvert Social Balanced
  Portfolio(6)                 0.70%      --      0.18%       0.88%       0.00%          0.88%
DEM-Registered Trademark-
  Equity Fund(7)               0.90%    0.25%     1.21%       2.36%       1.11%          1.25%
Fidelity VIP
  Equity-Income
  Portfolio(8)                 0.48%      --      0.08%       0.56%         --           0.56%
Fidelity VIP Growth
  Portfolio(8)                 0.57%      --      0.08%       0.65%         --           0.65%
Fidelity VIP Overseas
  Portfolio(8)                 0.72%      --      0.17%       0.89%         --           0.89%
Fidelity VIP II
  Contrafund-Registered
  Trademark- Portfolio(8)      0.57%      --      0.09%       0.66%         --           0.66%
Janus Aspen Aggressive
  Growth Portfolio(9)          0.65%      --      0.01%       0.66%       0.00%          0.66%
Janus Aspen Balanced
  Portfolio(9)                 0.65%      --      0.01%       0.66%       0.00%          0.66%
Janus Aspen Capital
  Appreciation
  Portfolio(9)                 0.65%    0.25%     0.02%       0.92%       0.00%          0.92%
Janus Aspen Flexible
  Income Portfolio(9)          0.65%      --      0.11%       0.76%       0.00%          0.76%
Janus Aspen Growth
  Portfolio(9)                 0.65%      --      0.02%       0.67%       0.00%          0.67%
Janus Aspen Worldwide
  Growth Portfolio(9)          0.65%      --      0.04%       0.69%       0.00%          0.69%
Janus Twenty Fund(10)          0.65%      --      0.21%       0.86%       0.00%          0.86%
Oppenheimer Developing
  Markets Fund(11)             1.00%    0.23%     0.73%       1.96%         --           1.96%
Oppenheimer Global
  Securities Fund/VA           0.64%      --      0.04%       0.68%         --           0.68%
Oppenheimer Strategic
  Bond Fund/VA                 0.74%      --      0.05%       0.79%         --           0.79%
Pax World Balanced Fund,
  Inc.                         0.51%    0.23%     0.22%       0.96%         --           0.96%
Pilgrim Natural Resources
  Trust                        1.00%      --      0.66%       1.66%         --           1.66%
PPI MFS Capital
  Opportunities
  Portfolio(12)                0.65%      --      0.25%       0.90%       0.00%          0.90%
PPI MFS Emerging Equities
  Portfolio(12)                0.66%      --      0.13%       0.79%       0.00%          0.79%
PPI MFS Research Growth
  Portfolio(12)                0.69%      --      0.15%       0.84%       0.00%          0.84%
PPI Scudder International
  Growth Portfolio(12)         0.80%      --      0.20%       1.00%       0.00%          1.00%
PPI T. Rowe Price Growth
  Equity Portfolio(12)         0.60%      --      0.15%       0.75%       0.00%          0.75%
Wachovia Special Values
  Fund(13)                     0.80%      --      0.41%       1.21%       0.00%          1.21%

FOOTNOTES TO THE "FUND EXPENSE TABLE"


(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements generally are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.
(2) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for these funds for the period ended December 31, 2000 were at or below contractual limits.
(3) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's total fund annual expenses do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."
(4) Investment Advisory Fees are based on expenses incurred during the fund's most recent fiscal year ended December 31, 2000. The fund has a stepped fee. As a result, the fund's management fee rates generally decrease as fund assets increase.
(5) Other Expenses include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, which were less than 0.005% for the most recent fiscal year ended December 31, 2000.
(6) "Other Expenses" reflect an indirect fee of 0.02% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.
(7) The fees and expenses listed above are for the fund's fiscal year ended October 31, 2000. The fund's investment adviser has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares, to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2010. However, there is no guarantee the fund's investment adviser will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2010.
(8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(9) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.
(10) The fees and expenses listed above are based upon expenses for the fiscal year ended October 31, 2000. Investment Advisory Fees information has been restated to reflect a new fee schedule effective January 31, 2000.
(11) The fees and expenses listed above are for the fund's fiscal year ended August 31, 2000. All expenses are shown withoug the effect of any expense offset arrangements.
(12) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.
(13) Expense information listed above is for the fiscal year ended November 30, 2000. Other Expenses include a Shareholder Services Fee of 0.25%. Pursuant to an agreement between the fund's adviser and The Wachovia Funds (the Trust), the fund's adviser agrees during the period from December 15, 1998 through January 31, 2002 to waive its fees, and/or make reimbursements to the fund, so that the fund's net operating expenses do not exceed, in the aggregate, the fund's Net Fund Annual Expenses After Waivers or Reductions listed above. The fund's adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the fund's adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

HYPOTHETICAL EXAMPLES

ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.50% annually, an administrative expense charge of 0.25% annually, and a maintenance fee of $30.00 (converted to a percentage of assets equal to 0.044%). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.


 -- These examples are purely hypothetical.              EXAMPLE A                               EXAMPLE B
 -- They should not be considered a representation       IF YOU WITHDRAW YOUR ENTIRE             IF YOU LEAVE YOUR ENTIRE ACCOUNT
    of past or future fees or expected returns.          ACCOUNT VALUE AT THE END OF THE         VALUE INVESTED OR IF YOU SELECT AN
 -- Actual fees and/or returns may be more or less       PERIODS SHOWN, YOU WOULD PAY THE        INCOME PHASE PAYMENT OPTION AT THE
    than those shown in these examples.                  FOLLOWING FEES, INCLUDING ANY           END OF THE PERIODS SHOWN, YOU
                                                         APPLICABLE EARLY WITHDRAWAL CHARGE      WOULD PAY THE FOLLOWING FEES (NO
                                                         ASSESSED:*                              EARLY WITHDRAWAL CHARGE IS
                                                                                                 REFLECTED):**


                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS           1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                    ------  -------  -------  --------           ------  -------  -------  --------
Aetna Ascent VP                                      $77     $133     $192      $288             $26      $79     $135      $288
Aetna Balanced VP, Inc.                              $75     $128     $184      $272             $24      $74     $127      $272
Aetna Bond VP                                        $75     $126     $180      $263             $23      $72     $123      $263
Aetna Crossroads VP                                  $77     $133     $192      $288             $26      $79     $135      $288
Aetna Growth VP                                      $77     $132     $189      $283             $25      $78     $133      $283
Aetna Growth and Income VP                           $75     $128     $184      $271             $24      $74     $127      $271
Aetna Growth VP                                      $77     $132     $189      $283             $25      $78     $133      $283
Aetna Index Plus Large Cap VP                        $74     $124     $177      $257             $23      $70     $120      $257
Aetna Index Plus Mid Cap VP                          $76     $129     $186      $275             $24      $75     $129      $275
Aetna Index Plus Small Cap VP                        $78     $136     $197      $299             $27      $82     $141      $299
Aetna International VP                               $83     $150     $219      $344             $32      $97     $164      $344
Aetna Legacy VP                                      $77     $133     $192      $289             $26      $79     $136      $289
Aetna Money Market VP                                $73     $121     $172      $247             $22      $67     $115      $247
Aetna Small Company VP                               $78     $136     $197      $300             $27      $83     $141      $300
Aetna Technology VP                                  $81     $146     $213      $331             $30      $93     $157      $331
Aetna Value Opportunity VP                           $77     $133     $192      $288             $26      $79     $135      $288
AIM V.I. Capital Appreciation Fund                   $78     $135     $195      $295             $26      $81     $139      $295
AIM V.I. Growth Fund                                 $78     $135     $195      $296             $27      $82     $139      $296
AIM V.I. Growth and Income Fund                      $78     $135     $196      $297             $27      $82     $140      $297
AIM V.I. Value Fund                                  $78     $135     $196      $297             $27      $82     $140      $297
American Century Income and Growth Fund              $79     $138     $200      $306             $28      $85     $144      $306
Calvert Social Balanced Portfolio                    $78     $137     $198      $301             $27      $83     $142      $301
DEM-Registered Trademark- Equity Fund                $92     $177     $264      $433             $42      $126    $212      $433
Fidelity VIP Equity-Income Portfolio                 $75     $128     $183      $269             $24      $73     $126      $269
Fidelity VIP Growth Portfolio                        $76     $130     $187      $278             $25      $76     $130      $278
Fidelity VIP Overseas Portfolio                      $78     $137     $198      $302             $27      $83     $142      $302
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                          $76     $130     $187      $279             $25     $76     $131      $279
Janus Aspen Aggressive Growth Portfolio              $76     $130     $187      $279             $25     $76     $131      $279
Janus Aspen Balanced Portfolio                       $76     $130     $187      $279             $25     $76     $131      $279
Janus Aspen Capital Appreciation Portfolio           $79     $138     $200      $305             $27     $84     $144      $305
Janus Aspen Flexible Income Portfolio                $77     $133     $192      $289             $26     $79     $136      $289
Janus Aspen Growth Portfolio                         $76     $131     $188      $280             $25     $77     $131      $280
Janus Aspen Worldwide Growth Portfolio               $76     $131     $189      $282             $25     $77     $132      $282
Janus Twenty Fund                                    $78     $136     $197      $299             $27     $82     $141      $299
Oppenheimer Developing Markets Fund                  $88     $167     $247      $400             $38     $115    $194      $400
Oppenheimer Global Securities Fund/VA                $76     $131     $188      $281             $25     $77     $132      $281
Oppenheimer Strategic Bond Fund/VA                   $77     $134     $194      $292             $26     $80     $137      $292
Pax World Balanced Fund, Inc.                        $79     $139     $202      $308             $28     $85     $146      $308
Pilgrim Natural Resources Trust                      $86     $158     $233      $373             $35     $106    $180      $373
PPI MFS Capital Opportunities Portfolio              $78     $137     $199      $303             $27     $84     $143      $303
PPI MFS Emerging Equities Portfolio                  $77     $134     $194      $292             $26     $80     $137      $292
PPI MFS Research Growth Portfolio                    $78     $135     $196      $297             $27     $82     $140      $297
PPI Scudder International Growth Portfolio           $79     $140     $203      $312             $28     $87     $148      $312
PPI T. Rowe Price Growth Equity Portfolio            $77     $133     $192      $288             $26     $79     $135      $288
Wachovia Special Values Fund                         $81     $146     $213      $332             $30     $93     $158      $332

--------------------------


* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.


-- FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview--Questions", by accessing the SEC web site or by contacting the SEC Public Reference Room.


FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS


 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.

 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON OPTION AVAILABILITY. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

LIMITS ON NUMBER OF OPTIONS SELECTED. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401 or 403(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.

VARIABLE FUNDS. (MIXED AND SHARED FUNDING) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-- Mixed--bought for annuities and life insurance

-- Shared--bought by more than one company

PUBLIC FUNDS. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

-- American Century Income & Growth Fund (Advisor Class)

-- DEM-Registered Trademark- Equity (Institutional Shares)

-- Janus Twenty Fund

-- Oppenheimer Developing Markets Fund (Class A Shares)

-- Pax World Balanced Fund, Inc.

-- Wachovia Special Values Fund (Class A Shares)

See "Taxation--403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.


POSSIBLE CONFLICTS OF INTEREST. With respect to the variable funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the variable funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

TRANSFERS
----------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office, or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and

(2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

THE DOLLAR COST AVERAGING PROGRAM. Certain contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Pilgrim Natural

Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

Dollar cost averaging is not available to participants in the Asset Rebalancing Program.


THE ACCOUNT REBALANCING PROGRAM. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: Aetna Life Insurance and Annuity Company, Technical Services, 151 Farmington Avenue, Hartford, CT 06156-1268, phone: 1-800-262-3862, fax: 1-860-273-1528.


Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

CONTRACT PURCHASE AND PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457.

ERISA NOTIFICATION. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

PURCHASING THE CONTRACT.

1. The contract holder submits the required forms and application to the Company.

2. We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).

2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The contract may allow one or more of the following purchase payment methods:

-- Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

-- Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, where each account will have its own early withdrawal charge schedule. See "Fees--Early Withdrawal Charge Schedules."

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

TRANSFER CREDITS. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation."

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT?

-- UNDER 457 PLANS. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.

-- UNDER 403(B) PLANS. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

-- UNDER 401(A)/401(K) OR 403(A) PLANS. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

WHO HOLDS RIGHTS UNDER THE CONTRACT?

-- Under all contracts, except group contracts issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

-- If you participate in a group or individual contract through a voluntary
   403(b) plan or other individual contracts, you hold all rights under the contract.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

REFUNDS. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

[SIDE NOTE]

TYPES OF FEES


There are four types of fees which you may incur under the contract:


-- Transaction Fees

   - Early Withdrawal Charge
   - Annual Maintenance Fee

-- Fees Deducted From The Subaccounts

   - Mortality and Expense Risk Charge
   - Administrative Expense Charge

-- Charges For Premium And Other Taxes


-- Fees Deducted By The Funds

   - Investment Advisory Fees
   - Other Expenses

TERMS TO UNDERSTAND IN SCHEDULES I AND II
-- Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.
-- Contract Year--a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.
-- Purchase Payment Period (also called Contribution Period under some contracts) (for installment payments under some contracts)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.


I. TRANSACTION FEES


EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge.

PURPOSE: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

AMOUNT: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total purchase payments to the account, or under some contracts, the maximum permitted by the rules of the National Association of Securities Dealers.

EARLY WITHDRAWAL CHARGE SCHEDULES. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).

SCHEDULE I. This is the maximum early withdrawal charge schedule under the contracts. It grades down to zero over a 10-year period, as shown below. Some contracts have schedules that grade down to zero over fewer than 10 years.

Each contract will specify whether a schedule is based on one of the following:
(1) The number of years since the account was established; (2) the number of years since the contract was established; or (3) the number of completed purchase payment periods.

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions) and to single purchase payments (rollovers, exchanges or other one-time contributions).
                                   SCHEDULE I

              PURCHASE PAYMENT OR CONTRIBUTION PERIODS         EARLY
              OR, CONTRACT YEARS OR ACCOUNT YEARS            WITHDRAWAL
              COMPLETED (DEPENDING UPON THE CONTRACT)          CHARGE
              -------------------------------------------  --------------
              Fewer than 5                                       5%
              5 or more but fewer than 7                         4%
              7 or more but fewer than 9                         3%
              9 or more but fewer than 10                        2%
              more than 10                                       0%

SCHEDULE II. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.
                                  SCHEDULE II

                                                               EARLY
                                                             WITHDRAWAL
                                                               CHARGE
              ACCOUNT YEARS COMPLETED
              -------------------------------------------  --------------
              Fewer than 5                                       5%
              5 or more but fewer than 6                         4%
              6 or more but fewer than 7                         3%
              7 or more but fewer than 8                         2%
              8 or more but fewer than 9                         1%
              9 or more                                          0%

EARLY WITHDRAWAL CHARGE WAIVERS UNDER ALL CONTRACTS. These apply to all contracts. Also read the following two subsections regarding additional waivers, reduction or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

-- Used to provide income payments during the income phase;

-- Paid because of your death before income payments begin;

-- Paid where your account value is $5,000 or less ($3,500 under some contracts and $1,999 for some contracts issued in New York), (or, if applicable, as otherwise allowed by the plan for lump-sum cashout without participant's consent) and no part of the account has been taken as a withdrawal, used to provide income payments or taken as a loan within the prior 12 months;

-- Taken because of the election of a systematic distribution option. See
   "Systematic Distribution Options"; or

-- Taken on or after the tenth anniversary of the effective date of the account.

EARLY WITHDRAWAL CHARGE WAIVERS UNDER CERTAIN CONTRACTS. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

-- Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59 1/2 and have completed at least nine purchase payment periods;

-- Taken after you have separated from service with your employer (under certain contracts, the employer must provide documentation of separation to the Company);

-- Used to purchase an Aetna Life Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

-- Depending upon the plan, due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder or an in-service distribution permitted by the plan when certified by the employer;

-- From contracts used with plans under section 401(a)/401(k), section 403(a) or section 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year (to qualify for this waiver you must be between the ages of 59 1/2 and 70 1/2 and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default);

-- Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder's plan, subject to various conditions agreed to by the contract holder and the Company in writing;

-- Made because the Company terminated the account under the circumstances described in "Other Topics--Account Termination"; or

-- Withdrawn for a transfer as provided under Internal Revenue Service Ruling
   90-24 to a Code section 403(b)(7) custodial account sponsored by the Company.

REDUCTION, WAIVER OR ELIMINATION. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

-- The number of participants under the plan;

-- The expected level of assets or cash flow under the plan;

-- Our agent's involvement in sales activities;

-- Our sales-related expenses;

-- Distribution provisions under the plan;

-- The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

-- The level of employer involvement in determining eligibility for distributions under the contract;

-- Our assessment of financial risk to the Company relating to withdrawals; and

-- Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

REDUCTION FOR CERTAIN NEW YORK CONTRACTS. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, Fixed Account or the Guaranteed Accumulation Account for contracts issued in New York on or after March 7, 2000 under contract form G-CDA(11/00)(NY).


                                                               EARLY
                                                             WITHDRAWAL
                                                               CHARGE
              COMPLETED ACCOUNT YEARS
              -------------------------------------------  --------------
              Fewer than 3                                       5%
              3 or more but fewer than 4                         4%
              4 or more but fewer than 5                         3%
              5 or more but fewer than 6                         2%
              6 or more but fewer than 7                         1%
              7 or more                                          0%

MAINTENANCE FEE

MAXIMUM AMOUNT.  $30.00

WHEN/HOW. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

PURPOSE. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

REDUCTION OR ELIMINATION. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

-- The size, type and nature of the group to which a contract is issued;

-- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

-- The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

-- The number of eligible participants and the program's participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group changes.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

II. FEES DEDUCTED FROM THE SUBACCOUNTS


MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.50% annually of your account value invested in the subaccounts during the accumulation phase; 1.25% annually of your account value invested in the subaccount during the income phase. See "The Income Phase -- Charges Deducted." We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

WHEN/HOW. This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

REDUCTION. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

-- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

-- The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

-- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

-- The frequency, consistency and method of submitting payments and loan repayments;

-- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

-- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

-- The projected frequency of distributions; and

-- The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee each year on the anniversary of the date the contract was established. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25% annually of your account value invested in the subaccounts.

WHEN/HOW. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccount. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

REDUCTION. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.


III. FUND EXPENSES

MAXIMUM AMOUNT. Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares which will, in turn, affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the fund's investment advisor and operating expenses.

IV. PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.


WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.


We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."


V. CHARGES FOR AETNA GET FUND


Various series of Aetna GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the fixed interest options, including interest earnings to date

-- Less any deductions from the fixed interest options (e.g., withdrawals, fees)

-- Plus the current dollar value of amounts invested in the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (Exchange). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation, minus

-- The net assets of the fund held by the subaccount at the preceding valuation, plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed)

-- Divided by the total value of the subaccount's units at the preceding valuation

-- Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guaranty charges for the Aetna GET Fund). See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.

STEP 1:  An investor contributes
$5,000.

STEP 2:
A. He directs us to invest $3,000
   in Fund A. His dollars purchase
   300 accumulation units of
   Subaccount A ($3,000 divided by
   the current $10 AUV).

B. He directs us to invest $2,000
   in Fund B. His dollars purchase
   80 accumulation units of
   Subaccount B ($2,000 divided by
   the current $25 AUV).

STEP 3: The separate account then
purchases shares of the applicable
funds at the current market value
(net asset value or NAV).


                            $5,000 contribution
                                   STEP 1
                  Aetna Life Insurance and Annuity Company
                                   STEP 2
                         VARIABLE ANNUITY ACCOUNT C
      Subaccount A              Subaccount B                  Etc.
 300 accumulation units    80 accumulation units
                      STEP 3
         Fund A                    Fund B


The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge. See "Fees--Early Withdrawal Charge";
-- Maintenance Fee. See "Fees--Maintenance Fee";
-- Market Value Adjustment. See Appendix I;
-- Tax Penalty. See "Taxation"; and/or
-- Tax Withholding. See "Taxation".
To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL.

The contract holder, or you if permitted by the plan, must:

-- Select the withdrawal amount

  - Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.

  - Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.
    For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

-- Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

-- Properly complete a disbursement form and submit it to the Home Office.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Home Office, or

(2) On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.


REINSTATEMENT PRIVILEGE. (not applicable to contracts under 457 plans). Some contracts allow one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Aetna GET Fund and then elect to reinstate them, we will reinstate them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix I. Seek competent advice regarding the tax consequences associated with reinstatement.


WITHDRAWAL RESTRICTIONS. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

-- Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, separation from service, or financial hardship of the following:

  (1) Salary reduction contributions made after December 31, 1988; and


  (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions are credited on or after January 1, 1989, may not be distributed in the case of hardship.

-- 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59 1/2, separation from service, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

-- The contract may require that the contract holder certify that you are eligible for the distribution.

-- If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.

-- Participants in Ball State University Alternate Pension Plan--The portion of our account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may transfer employer account values pursuant to an IRS Revenue Ruling 90-24 transfer, without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value transferred via a 90-24 transfer in a calendar year. This waiver does not apply to a 90-24 transfer of the full employer account value.

-- Participants in Texas Optional Retirement Program--You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC
DISTRIBUTION OPTION
If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply. [END SIDE NOTE]

LOANS
----------------------------------------------
AVAILABILITY. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.

REQUESTS. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------
AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or to change the terms for future elections.

Systematic Distribution Options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

-- ECO--ESTATE CONSERVATION OPTION. ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement.

   Under ECO, the Company calculates the minimum distribution amount required by law (generally at age 70 1/2 or retirement, if later) and pays you that amount once a year.

   For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.

-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. Other Systematic Distribution Options may be available from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company's Home Office.

ELECTING A SYSTEMATIC DISTRIBUTION OPTION. The contract holder, or you if permitted by the plan, makes the election of a Systematic Distribution Option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with the terms of the plan. [SIDE NOTE]
DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."
[END SIDE NOTE]

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once you elect a Systematic Distribution Option, except for accounts that are part of 457 plan contracts, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again, nor may any other Systematic Distribution Option be elected, unless the Tax Code permits it.

TAX CONSEQUENCES. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

-- Under contracts issued in connection with most types of plans except voluntary 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

-- Under contracts issued in connection with voluntary 403(b) plans or other individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

(1) Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.

(2) The payment request should include selection of a benefit payment option.

(3) Within 7 days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

BENEFIT PAYMENT OPTIONS. The following payment options are available, if allowed by the Tax Code:

-- Lump-sum payment;

-- Payment under an available income phase payment option (see "The Income
   Phase--Payment Options"); and

-- If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (may not be available under all plans). See "Systematic Distribution Options."

The following options are also available under some contracts, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-- Leaving the account value invested in the contract; and

-- Under some contracts, leaving your account value on deposit in the Company's general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options".

DEATH BENEFIT CALCULATION. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account
(GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or

(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payment
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase, you receive payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

-- Start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed or variable payments;

-- Selection of an assumed net investment rate (only if variable payments are elected); and

-- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENTS? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

PAYMENTS FROM THE FIXED PLUS ACCOUNT. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions."

SELECTING AN INCREASING PAYMENT. Under certain income phase payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

CHARGES DEDUCTED.

-- If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. If you choose variable income phase payments and a nonlifetime income phase option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis of your account value invested in the subaccount. Under some contracts, we may reduce this fee based on certain factors. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase. See "Fees--Mortality and Expense Risk Charge."

-- We may also deduct a daily administrative charge from amounts held in the subaccounts. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

REQUIRED MINIMUM PAYMENT AMOUNTS. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Home Office.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY:  The person designated to receive the death benefit payable under the contract.
                     LIFETIME INCOME PHASE PAYMENT OPTIONS

                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the
     Life Income           annuitant die prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
     Life Income--         dies before we have made all the guaranteed payments, we
     Guaranteed            will continue to pay the beneficiary the remaining payments.
     Payments              Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that only one payment will be made should
                           both annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS:
                           (a) When you select this option, you choose for 100%,
     Life Income--         66 2/3% or 50% of the payment to continue to the surviving
     Two Lives                 annuitant after the first death; or
                           (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT--NONE: All payments end after the death of
                           both annuitants.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
                           CONTINUING PAYMENTS: 100% of the payment to continue to the
     Life Income--         surviving annuitant after the first death.
     Two Lives--           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
     Guaranteed            annuitants die before the guaranteed payments have all been
     Payments              paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the
                           contract holder, the beneficiary may elect to receive a
                           lump-sum payment equal to the present value of the remaining guaranteed payments.
     Life Income--         LENGTH OF PAYMENTS: For as long as the annuitant lives.
     Cash Refund Option    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
     (limited              annuitant's death, we will pay a lump-sum payment equal to
     availability--        the amount originally applied to the payment option (less
     fixed payment         any premium tax) and less the total amount of fixed income
     only)                 phase payments paid.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
     Life Income--         CONTINUING PAYMENT: 100% of the payment to continue after
     Two Lives--           the first death.
     Cash Refund Option    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
     (limited              annuitants die, we will pay a lump-sum payment equal to the
     availability--        amount applied to the income phase payment option (less any
     fixed payment         premium tax) and less the total amount of fixed income phase
     only)                 payments paid.

                  NONLIFETIME INCOME PHASE PAYMENT OPTIONS(1)

                           LENGTH OF PAYMENTS: Payments will continue for the number of years you choose, based on what is available under the
                           contract. Under some contracts, for amounts held in the
                           Fixed Plus Account during the accumulation phase, the
                           payment must be on a fixed basis and must be for at least 5 years. In certain cases, a lump-sum payment may be requested
     Nonlifetime--         at any time (see below).
     Guaranteed            DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
     Payments              dies before we make all the guaranteed payments, we will
                           continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments. We will not impose any early withdrawal charge.
     LUMP-SUM PAYMENT: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed as specified by the contract will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See "Fees--Early Withdrawal
     Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office. Calculation of
     Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3 1/2% or 5% assumed net investment rate for variable payments).

(1) For contracts issued to the State of Montana and Board of Trustees, University of Illinois, the nonlifetime option is available only with fixed income phase payments.

[SIDE NOTE]


IN THIS SECTION


I. INTRODUCTION


II. YOUR RETIREMENT PLAN


III. WITHDRAWALS AND OTHER DISTRIBUTIONS

   - Taxation of Distributions
   - Taxation of Death Benefits
   - 10% Penalty Tax

   - Withholding for Federal Income Tax Liability


IV. MINIMUM DISTRIBUTION REQUIREMENTS


   - 50% Excise Tax


V. RULES SPECIFIC TO CERTAIN PLANS

   - 457 Plans
   - 403(b) Plans
   - 401(a), 401(k) and 403(a) Plans
   - 415(m) Arrangements
   - Bona Fide Severance Pay Plans
VI. TAXATION OF THE COMPANY
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------


I. INTRODUCTION


This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:
-- Your tax position (or the tax position of the beneficiary, as applicable)
   determines federal taxation of amounts held or paid out under the contract. -- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.
-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.
-- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service.


II. YOUR RETIREMENT PLAN


The tax rules applicable to retirement plans vary according to plan type and terms and conditions of the plan. To understand what tax rules apply, you need to know the code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which code section applies to your plan.


PLAN TYPES. The contract is designed for use with retirement plans that qualify under code sections 401(a), 401(k), 403(a), 403(b) or 457. A code section 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. The contract may also be used with code section 415(m) arrangements. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or 457 also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.


THE CONTRACT AND RETIREMENT PLANS. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.


III. WITHDRAWALS AND OTHER DISTRIBUTIONS


Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

457(B) PLANS. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.

457(F) PLANS. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

401(A), 401(K), 403(A) OR 403(B) PLANS. All distributions from these plans are taxed as received unless:

-- The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

-- You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

TAXATION OF DEATH BENEFITS

In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k), 403(a) or 403(b) plan, unless certain exceptions, including one or more of the following have occurred:

(a)  You have attained age 59 1/2;
(b)  You have become disabled, as defined in the Tax Code;
(c)  You have died;
(d)  You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Tax Code;
(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor; or
(g)  The distribution is made due to an IRS levy upon your account.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(A), 401(K), 403(A) OR 403(B) PLANS. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

457 PLANS. All distributions from a 457 plan, except death benefits, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

NON-RESIDENT ALIENS. If you or a beneficiary is a non-resident alien and you participate in other than a 457 plan, then any withholding is governed by code section 1441 based on the individual's citizenship, the country of domicile and treaty status.


IV. MINIMUM DISTRIBUTION REQUIREMENTS


To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements do not apply to 457(f) plans. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

THE RULES ARE COMPLEX AND YOU AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE INTERNAL REVENUE SERVICE ON JANUARY 17, 2001.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

-- You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age
   70 1/2; or

-- Under 403(b) plans, you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by April 1 of the calendar year following the year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.


TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your beneficiary, or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

AMOUNT (457(B) PLANS ONLY). Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFITS. The following applies to all plans except 457(f) plans. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract, or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending upon:

-- Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, and

-- Whether life expectancy was recalculated.



Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, If you die on September 1, 2001, your entire balance must be distributed to the beneficiary by December 31, 2006. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

-- Over the life of the beneficiary, or

-- Over a period not extending beyond the life expectancy of the beneficiary.

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.

START DATES FOR SPOUSAL BENEFICIARIES. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death, or

-- December 31 of the calendar year in which you would have attained age 70 1/2.


V. RULES SPECIFIC TO CERTAIN PLANS
457 PLANS


Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. The plan may either be a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account.

457(B) PLAN. A 457(b) plan is subject to restrictions on contributions and distributions.

457(F) PLAN. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

THE CONTRACT. We make this contract available to plans subject to code section 457 only if a governmental employer sponsors the plan.

TRUST REQUIREMENT. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.


CONTRIBUTIONS EXCLUDED FROM GROSS INCOME. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,500, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).


RESTRICTIONS ON DISTRIBUTIONS. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you separate from service with the employer; or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

403(B) PLANS

In addition to being offered as an investment option under the contract, shares of certain of the Funds

-- American Century Income & Growth Fund (Advisor Class)

-- DEM-Registered Trademark- Equity Fund (Institutional Shares)

-- Janus Twenty Fund

-- Oppenheimer Developing Markets Fund (Class A Shares)

-- Pax World Balanced Fund, Inc.

-- Wachovia Special Values Fund (Class A Shares)

are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Section 403(b), a contract must be considered an "annuity." In Revenue Procedure 99-44, the Internal Revenue Service concluded that it will treat a contract as an "annuity" for tax purposes under Section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in one of the Funds that are offered for sale to the general public.

Under code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with code section 414(p) or to the Company as collateral for a loan.

EXCLUSIONS FROM GROSS INCOME. In order to be excludable from gross income, total annual contributions made by you and your employer cannot exceed the lesser of the following limits set by the Tax Code.

-- The first limit, under code section 415, is generally the lesser of 25% of your compensation or $35,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457.

-- The second limit, which is the exclusion allowance under code section 403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans.

These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

-- An additional limit specifically limits your salary reduction contributions to generally no more than $10,500 annually (subject to indexing). Your own limit may be higher or lower, depending upon certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

RESTRICTIONS ON DISTRIBUTIONS. Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

-- Salary reduction contributions made after December 31, 1988;

-- Earnings on those contributions; and

-- Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

TRANSFERS FROM 403(B)(7) CUSTODIAL ACCOUNTS. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in code section 403(b)(7)(A)(ii).

TAXATION OF GAINS PRIOR TO DISTRIBUTION. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

401(A), 401(K) AND 403(A) PLANS

Code sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

EXCLUSION FROM GROSS INCOME. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with code section 415. This limit is generally the lesser of 25% of your compensation or $35,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions under a 401(k) plan to generally no more than $10,500 annually (subject to indexing). In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

RESTRICTIONS ON DISTRIBUTIONS. Code section 401(k) restricts distribution from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account if such amounts are included in determining compliance with certain nondiscrimination requirements under the Tax Code.

Subject to the terms of the 401(k) plan, distribution of these restricted amounts may only occur upon: retirement, death, attainment of age 59 1/2, disability, separation from service, financial hardship, termination of the plan in certain circumstances, or, generally, if your employer is a corporation and disposes of substantially all of its assets or disposes of a subsidiary. In addition, income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

415(m) ARRANGEMENTS

If you participate in the contract through a qualified governmental excess benefit arrangement, defined in code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the code section 415(m) arrangement is not designed to meet the requirements of code section 457(b), then the amounts provided under the contract are taxed in accordance with code section 451 and are generally taxable when paid or made available to you.

BONA FIDE SEVERANCE PAY PLANS

If you participate in the contract through certain bona fide severance pay plans, described in code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.


VI. TAXATION OF THE COMPANY


We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.


We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

-- During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of AIS or other broker-dealers which have entered into a selling arrangement with AIS. We refer to AIS and the other broker-dealers selling the contracts as "distributors."


All registered representatives selling the contracts must also be licensed as insurance agents for the Company.



COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. Renewal commissions may also be paid on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, the Company may provide additional compensation to its supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.


The distributor may be reimbursed for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us or our affiliates and are not deducted from payments to your account.


THIRD PARTY COMPENSATION ARRANGEMENTS.  Occasionally:


-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or


-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.


In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;

(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or

(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

ACCOUNT TERMINATION

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts and $1,999 for some contracts issued in New York), this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months (thirty-six months under some contracts issued in New York). We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

INTENT TO CONFIRM QUARTERLY

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

OREGON EDUCATION ASSOCIATION CHOICE PERSONAL BENEFIT TRUST ("OEA TRUST") AND THE COMPANY'S AGREEMENT

Under past and current agreements, the OEA Trust exclusively endorses our tax deferred variable annuity and other related investment products for sale to its members. Under the current agreement, the OEA Trust agrees to:

-- Facilitate Oregon Education Association ("OEA") members' access to the variable annuity and other related investment products; and

-- Assist us by providing services such as office space and secretarial/clerical support.

The OEA Trust will provide an employee who:

-- Is a registered representative of one of the our affiliates;

-- Advertises the Company in OEA's newsletter;

-- Facilitates and coordinates meetings and workshops where registered representatives of the Company's affiliate present the annuity to OEA members; and

-- Acts as a liaison between the Company and OEA members.

In return, the Company agrees to:

-- Compensate OEA Trust to help it defray the costs incurred in providing the administrative and other support; and

-- Reimburse OEA Trust for out-of-pocket travel and meeting expenses of an OEA
   Trust employee who is also a registered representative of the Company's affiliate.

Effective January 1, 2001, the Company will pay the OEA Trust $30,250 each month as reimbursement for the costs and services described above.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

 General Information and History
 Variable Annuity Account C
 Offering and Purchase of Contracts
 Performance Data
    General
    Average Annual Total Return Quotations
 Income Phase Payments
 Sales Material and Advertising
 Independent Auditors
 Financial Statements of the Separate Account
 Financial Statements of the Company

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
------------------------------------------------------------------

THE GUARANTEED ACCUMULATION ACCOUNT (GAA) IS A FIXED INTEREST OPTION THAT MAY BE AVAILABLE DURING THE ACCUMULATION PHASE. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GAA. PLEASE READ THE GAA PROSPECTUS BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.


When you decide to invest money in GAA, you will want to contact your local representative or the Company to learn:


-- The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into GAA.

-- The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus;

-- Tax Penalties and/or Tax withholding--See "Taxation";

-- Early Withdrawal Charge--See "Fees"; and/or

-- Maintenance Fee--See "Fees".

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from GAA.


GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

-- short-term--three years or less; and

-- long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

-- transfer dollars to a new guaranteed term;

-- transfer dollars to other available investment options; or

-- withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. GAA cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

LOANS. You cannot take a loan from your account value in GAA. However, we include your account value in GAA when determining the amount of your account value we may distribute as a loan.

REINSTATING AMOUNTS WITHDRAWN FROM GAA. If amounts are withdrawn from GAA and then reinstated in GAA, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

The Fixed Account is an investment option available during the accumulation phase under some contracts. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

     Additional information about this option may be found in the contract.

Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

GENERAL DISCLOSURE. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by federal law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and

(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at our Home Office. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying the Home Office at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

CONTRACT LOANS. If available under your plan, contract loans may be made from account values held in the Fixed Account.

                                  APPENDIX III
                               FIXED PLUS ACCOUNT
------------------------------------------------------------------

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

CERTAIN RESTRICTIONS. This option is not available in the state of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options including, under most contracts, the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

REQUESTS FOR PARTIAL WITHDRAWALS. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

WAIVER OF PARTIAL WITHDRAWAL LIMITS. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:

-- The hardship is certified (required under most contracts);

-- The partial withdrawal is taken proportionally from each investment option in which your account invests;

-- The amount is paid directly to you; and

-- The amount paid for all withdrawals due to hardship during the previous
   12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to separation from service and the following conditions are met:

-- The employer certifies you have separated from service;

-- The amount withdrawn is paid directly to you; and

-- The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.


REQUESTS FOR FULL WITHDRAWALS. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:


-- One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

-- One-fourth of the remaining Fixed Plus Account value 12 months later;

-- One-third of the remaining Fixed Plus Account value 12 months later;

-- One-half of the remaining Fixed Plus Account value 12 months later; and

-- The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

WAIVER OF FULL WITHDRAWAL PROVISIONS. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a) Due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);

(b) Due to your death during the accumulation phase. Some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or

(c) When the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:

-- The hardship is certified by the employer;

-- The amount is paid directly to you; and

-- The amount paid for all withdrawals due to hardship during the previous
   12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2. For any in-service distributions permitted by the plan and the following conditions are met:

-- The distribution has been certified by the employer;

-- The amount distributed is paid directly to you; and

-- The amount paid for all such withdrawals during the previous 12-months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period.

3. Due to your separation from service with the employer, provided that all the following apply*:

-- The employer certifies that you have separated from service;

-- The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and

-- Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

4. If you are at least age 59 1/2 and, if applicable, have completed nine payment periods.

5. If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts).

6. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

------------------------

* Instead of the provisions under number 3 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

-- The employer certifies that you have separated from service;

-- We receive the withdrawal request within 60 days of the date of separation;
   and

-- You pay a 3% charge based on the entire Fixed Plus Account value.


If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

TRANSFERS. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).


Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.


INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

CONTRACT LOANS. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

TRANSFER CREDITS. The Company provides a transfer credit in certain circumstances. See "Purchase--Transfer Credits." The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

                                  APPENDIX IV
                   EMPLOYEE APPOINTMENT OF EMPLOYER AS AGENT
                           UNDER AN ANNUITY CONTRACT
------------------------------------------------------------------

  For Plans under Section 403(b), 401 or 403(a) of the Code (except voluntary
                             Section 403(b) Plans)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

My employer has adopted a plan under Internal Revenue Code Sections 403(b), 401(a)/401(k) or 403(a) ("Plan") and has purchased an Aetna Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a Participant in the Plan, I understand and agree to the following terms and conditions:

-- I own the value of my Employee Account subject to the restrictions of Sections 403(b), 401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/401(k) or 403(a), I have ownership in the value of my Employer Account.

-- I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

-- My employer may permit me to make investment selections under the Employee
   Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

-- On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

-- In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

                                   APPENDIX V
                               FUND DESCRIPTIONS
------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

-- AETNA BALANCED VP, INC. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

-- AETNA INCOME SHARES d/b/a AETNA BOND VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

-- AETNA VARIABLE FUND d/b/a AETNA GROWTH AND INCOME VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)


-- AETNA VARIABLE ENCORE FUND d/b/a AETNA MONEY MARKET VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.(1)


-- AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VP seeks to provide capital appreciation.(1)


-- AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).(1)


-- AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VP seeks to provide total return consistent with preservation of capital.(1)


-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA GROWTH VP seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS LARGE CAP VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS MID CAP VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS SMALL CAP VP seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INTERNATIONAL VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA SMALL COMPANY VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA TECHNOLOGY VP seeks long-term capital appreciation.(1)(a)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA VALUE OPPORTUNITY VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)

-- AIM V.I. CAPITAL APPRECIATION FUND seeks growth of capital.(2)

-- AIM V.I. GROWTH FUND seeks growth of capital.(2)

-- AIM V.I. GROWTH AND INCOME FUND seeks growth of capital with a secondary objective of current income.(2)

-- AIM V.I. VALUE FUND seeks to achieve long-term growth of capital with a secondary objective of income.(2)

-- AMERICAN CENTURY INCOME & GROWTH FUND (ADVISOR CLASS) seeks capital growth by investing in common stocks. Income is a secondary objective.(3)

-- CALVERT SOCIAL BALANCED PORTFOLIO seeks to achieve a competitive total return through an actively managed NON-DIVERSIFIED portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.(4)(a)

-- DEM-REGISTERED TRADEMARK- EQUITY FUND is a NONDIVERSIFIED fund that seeks to provide aggressive long-term growth through capital appreciation.(5)

-- FIDELITY VARIABLE INSURANCE PRODUCTS --EQUITY-INCOME PORTFOLIO seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.(6)(a)


-- FIDELITY VARIABLE INSURANCE PRODUCTS--GROWTH PORTFOLIO seeks to achieve capital appreciation.(6)(a)


-- FIDELITY VARIABLE INSURANCE PRODUCTS--OVERSEAS PORTFOLIO seeks long-term growth of capital.(6)(b)


-- FIDELITY VARIABLE INSURANCE PRODUCTS II--CONTRAFUND-REGISTERED TRADEMARK-
   PORTFOLIO seeks long-term capital appreciation.(6)(c)


-- JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO is a NONDIVERSIFIED portfolio that seeks long-term growth of capital.(7)


-- JANUS ASPEN SERIES--BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.(7)


-- JANUS ASPEN SERIES--CAPITAL APPRECIATION PORTFOLIO (SERVICE SHARES) is a
   NONDIVERSIFIED portfolio that seeks long-term growth of capital.(7)


-- JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO seeks to obtain maximum total return, consistent with the preservation of capital.(7)


-- JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(7)


-- JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(7)


-- JANUS TWENTY FUND seeks long-term growth of capital by investing in a NONDIVERSIFIED portfolio that normally concentrates its investments in a core position of 20-30 common stocks.(7)


-- OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A SHARES) aggressively seeks capital appreciation.(8)


-- OPPENHEIMER GLOBAL SECURITIES FUND/VA seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations that are considered to have appreciation possibilities.(8)


-- OPPENHEIMER STRATEGIC BOND FUND/VA seeks a high level of current income principally derived from interest on debt securities.(8)


-- PAX WORLD BALANCED FUND, INC. seeks to provide its shareholders with a diversified holding of securities of companies which offer primarily income and conservation of principal and secondarily possible long-term growth of capital.(9)

-- PILGRIM NATURAL RESOURCES TRUST (FORMERLY LEXINGTON NATURAL RESOURCES TRUST) seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.(10)


-- PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO seeks capital appreciation.(11)(a)


-- PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO seeks long-term growth of capital.(11)(a)

-- PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO seeks long-term growth of capital and future income.(11)(a)

-- PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.(11)(a)

-- PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO seeks long-term capital growth, and secondarily, increasing dividend income.(11)(c)

-- WACHOVIA SPECIAL VALUES FUND (CLASS A SHARES) seeks to produce growth of principal.(12)

INVESTMENT ADVISER:

(1)  Investment Adviser: Aeltus Investment Management, Inc. (Aeltus)

    (a)  Subadviser: Elijah Asset Management, LLC (EAM)

(2)  Investment Adviser: A I M Advisors, Inc.

(3)  Investment Adviser: American Century Investment Management, Inc.

(4)  Investment Adviser: Calvert Asset Management Company, Inc.

    (a)  Subadviser: NCM Capital Management Group, Inc.

(5)  Investment Adviser: Chapman Capital Management, Inc.

(6)  Investment Adviser: Fidelity Management & Research Company

    (a)  Subadviser: FMR Co., Inc.


    (b) Subadvisers:


       Fidelity Management & Research (U.K.) Inc.


       Fidelity Management & Research (Far East) Inc.


       Fidelity International Investment Advisors


       Fidelity International Investment Advisors (U.K.) Limited


       Fidelity Investments Japan Limited
       FMR Co., Inc.


    (c)  Subadvisers:

       Fidelity Management & Research (U.K.) Inc.


       Fidelity Management & Research (Far East) Inc.


       Fidelity Investments Japan Limited
       FMR Co., Inc.


(7)  Investment Adviser: Janus Capital Corporation

(8)  Investment Adviser: OppenheimerFunds, Inc.

(9)  Investment Adviser: Pax World Management Corp.


(10) Investment Adviser: ING Pilgrim Investments, LLC


(11) Investment Adviser: Aetna Life Insurance and Annuity Company

    (a)  Subadviser: Massachusetts Financial Services Company

    (b) Subadviser: Zurich Scudder Investments, Inc.

    (c)  Subadviser: T. Rowe Price Associates, Inc.

(12) Investment Adviser: Wachovia Asset Management

                                  APPENDIX VI
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                               TABLE OF CONTENTS

TABLE I--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.35%......................................................       64
TABLE II--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.40% AND 0.45%............................................       67
TABLE III--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.55%......................................................       70
TABLE IV--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.60%, AND 0.65%...........................................       73
TABLE V--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.70% AND 0.75%............................................       76
TABLE VI--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.80% AND 0.85%............................................       79
TABLE VII--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.90%......................................................       82
TABLE VIII--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.95%......................................................       85
TABLE IX--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.00%......................................................       88
TABLE X--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.05%......................................................       91
TABLE XI--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.10%......................................................       94
TABLE XII--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.15%......................................................       97
TABLE XIII--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.20%......................................................      100
TABLE XIV--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.35%......................................................      103
TABLE XV--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%....................      105
TABLE XVI--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%....................      108
TABLE XVII--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%....................      111

                                  APPENDIX VI
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
------------------------------------------------------------------

TABLE XVIII--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%....................      114
TABLE XIX--FOR CONTRACTS ISSUED UNDER 401(A) PLANS
 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.87%...............      117
TABLE XX--FOR CONTRACTS ISSUED UNDER 403(B) PLANS AND
 DEFERRED COMPENSATION PLANS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%....................      120
TABLE XXI--FOR MULTIPLE OPTION CONTRACTS ISSUED TO
 SAN BERNARDINO COUNTY AND MACOMB COUNTY WITH TOTAL
 SEPARATE ACCOUNT CHARGES OF 1.25%..........................      124
TABLE XXII--FOR CONTRACTS ISSUED UNDER 403(B) PLANS AND
 DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT
 CHARGES OF 1.50% (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE
 CHARGE BEGINNING APRIL 7, 1997)............................      128
TABLE XXIII--FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED
 UNDER 403(B) PLANS AND DEFERRED COMPENSATION PLANS.........      131
TABLE XXIV--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.60% AND 0.75%..........      134
TABLE XXV--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% AND 0.90%..........      137
TABLE XXVI--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE
 ON JANUARY 15, 1996........................................      140
TABLE XXVII--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE
 ON MAY 25, 1996............................................      144
TABLE XXVIII--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE
 ON OR AFTER DECEMBER 16, 1996..............................      148
TABLE XXIX--FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL
 LEAGUE UNDER DEFERRED COMPENSATION PLANS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%....................      152
TABLE XXX--FOR CONTRACTS ISSUED TO METROPOLITAN UTILITIES
 DISTRICT UNDER DEFERRED COMPENSATION PLANS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%....................      155

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000
                                                                       ----
AETNA ASCENT VP:
Value at beginning of period                                           $10.649(1)
Value at end of period                                                 $10.744
Number of accumulation units outstanding at end of period              144,050
AETNA BALANCED VP, INC.:
Value at beginning of period                                           $12.051(1)
Value at end of period                                                 $11.974
Number of accumulation units outstanding at end of period            1,229,466
AETNA BOND VP:
Value at beginning of period                                           $10.424(1)
Value at end of period                                                 $11.377
Number of accumulation units outstanding at end of period              310,266
AETNA CROSSROADS VP:
Value at beginning of period                                           $10.497(1)
Value at end of period                                                 $10.777
Number of accumulation units outstanding at end of period               75,427
AETNA GROWTH VP:
Value at beginning of period                                           $15.254(1)
Value at end of period                                                 $13.544
Number of accumulation units outstanding at end of period              168,969
AETNA GROWTH AND INCOME VP:
Value at beginning of period                                           $11.432(1)
Value at end of period                                                 $10.545
Number of accumulation units outstanding at end of period            5,130,360
AETNA INDEX PLUS LARGE CAP VP:
Value at beginning of period                                           $13.504(1)
Value at end of period                                                 $12.651
Number of accumulation units outstanding at end of period              332,139
AETNA INDEX PLUS MID CAP VP:
Value at beginning of period                                           $14.273(1)
Value at end of period                                                 $15.460
Number of accumulation units outstanding at end of period               47,993
AETNA INDEX PLUS SMALL CAP VP:
Value at beginning of period                                            $9.804(1)
Value at end of period                                                 $11.144
Number of accumulation units outstanding at end of period               16,976
AETNA INTERNATIONAL VP:
Value at beginning of period                                           $14.054(1)
Value at end of period                                                 $11.462
Number of accumulation units outstanding at end of period               13,070
AETNA LEGACY VP:
Value at beginning of period                                           $10.706(1)
Value at end of period                                                 $11.234
Number of accumulation units outstanding at end of period               31,286
AETNA MONEY MARKET VP:
Value at beginning of period                                           $11.033(1)
Value at end of period                                                 $11.443
Number of accumulation units outstanding at end of period              437,758
AETNA SMALL COMPANY VP:
Value at beginning of period                                           $12.599(1)
Value at end of period                                                 $12.732
Number of accumulation units outstanding at end of period               51,631
AETNA TECHNOLOGY VP
Value at beginning of period                                            $8.956(1)
Value at end of period                                                  $5.865
Number of accumulation units outstanding at end of period               47,465
AETNA VALUE OPPORTUNITY VP:
Value at beginning of period                                           $12.984(1)
Value at end of period                                                 $13.931
Number of accumulation units outstanding at end of period               37,964
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                           $13.648(1)
Value at end of period                                                 $12.286
Number of accumulation units outstanding at end of period               15,852

------------------------------------------------------------------

                                                                       2000
                                                                       ----
AIM V.I. GROWTH FUND
Value at beginning of period                                           $11.987(1)
Value at end of period                                                  $9.622
Number of accumulation units outstanding at end of period               22,505
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                           $11.228(1)
Value at end of period                                                 $10.038
Number of accumulation units outstanding at end of period               45,121
AIM V.I. VALUE FUND
Value at beginning of period                                           $11.026(1)
Value at end of period                                                  $9.848
Number of accumulation units outstanding at end of period                4,591
CALVERT SOCIAL BALANCED PORTFOLIO:
Value at beginning of period                                           $11.718(1)
Value at end of period                                                 $11.574
Number of accumulation units outstanding at end of period              118,984
FIDELITY VIP EQUITY-INCOME PORTFOLIO:
Value at beginning of period                                           $10.595(1)
Value at end of period                                                 $11.419
Number of accumulation units outstanding at end of period              187,522
FIDELITY VIP GROWTH PORTFOLIO:
Value at beginning of period                                           $16.211(1)
Value at end of period                                                 $14.798
Number of accumulation units outstanding at end of period              564,612
FIDELITY VIP OVERSEAS PORTFOLIO:
Value at beginning of period                                           $12.131(1)
Value at end of period                                                 $10.828
Number of accumulation units outstanding at end of period               51,138
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO:
Value at beginning of period                                           $13.485(1)
Value at end of period                                                 $13.229
Number of accumulation units outstanding at end of period              375,278
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO :
Value at beginning of period                                           $23.888(1)
Value at end of period                                                 $18.526
Number of accumulation units outstanding at end of period              913,546
JANUS ASPEN BALANCED PORTFOLIO:
Value at beginning of period                                           $14.368(1)
Value at end of period                                                 $14.550
Number of accumulation units outstanding at end of period              285,117
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO:
Value at beginning of period                                           $10.485(1)
Value at end of period                                                 $11.206
Number of accumulation units outstanding at end of period               60,507
JANUS ASPEN GROWTH PORTFOLIO:
Value at beginning of period                                           $16.099(1)
Value at end of period                                                 $14.289
Number of accumulation units outstanding at end of period              369,847
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO:
Value at beginning of period                                           $16.103(1)
Value at end of period                                                 $14.104
Number of accumulation units outstanding at end of period            1,146,537
OPPENHEIMER GLOBAL SECURITIES FUND/VA:
Value at beginning of period                                           $16.636(1)
Value at end of period                                                 $16.624
Number of accumulation units outstanding at end of period               29,809
OPPENHEIMER STRATEGIC BOND FUND/VA:
Value at beginning of period                                           $10.102(1)
Value at end of period                                                 $10.437
Number of accumulation units outstanding at end of period                2,759
PILGRIM NATURAL RESOURCES TRUST FUND:
Value at beginning of period                                            $9.158(1)
Value at end of period                                                 $10.347
Number of accumulation units outstanding at end of period               11,114
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
Value at beginning of period                                           $16.155(1)
Value at end of period                                                 $14.877
Number of accumulation units outstanding at end of period              160,437
PPI MFS EMERGING EQUITIES PORTFOLIO:
Value at beginning of period                                           $15.512(1)
Value at end of period                                                 $11.747
Number of accumulation units outstanding at end of period              693,416
PPI MFS RESEARCH GROWTH PORTFOLIO:
Value at beginning of period                                           $13.213(1)
Value at end of period                                                 $12.452
Number of accumulation units outstanding at end of period              406,356

------------------------------------------------------------------

                                                                       2000
                                                                       ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Value at beginning of period                                           $13.496(1)
Value at end of period                                                 $12.401
Number of accumulation units outstanding at end of period              412,383
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Value at beginning of period                                           $13.599(1)
Value at end of period                                                 $13.434
Number of accumulation units outstanding at end of period              261,446

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE II
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40% AND 0.45%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                    0.40% TOTAL CHARGES                             0.45% TOTAL CHARGES
                                         -----------------------------------------         --------------------------------------
                                           2000            1999            1998              2000           1999           1998
                                           ----            ----            ----              ----           ----           ----
AETNA ASCENT VP
Value at beginning of period               $16.043         $14.086         $13.239(1)      $10.836         $9.519         $9.146(1)
Value at end of period                     $15.873         $16.043         $14.086         $10.716        $10.836         $9.519
Number of accumulation units
 outstanding at end of period                2,005          84,264          86,321          60,938         53,201            779
AETNA BALANCED VP, INC.
Value at beginning of period               $17.347         $15.331         $14.244(1)      $12.064        $10.747(1)
Value at end of period                     $17.181         $17.347         $15.331         $11.943        $12.064
Number of accumulation units
 outstanding at end of period               10,067         720,935         653,272         106,920         80,717
AETNA BOND VP
Value at beginning of period               $11.942         $12.079         $11.893(1)      $10.396        $10.455(2)
Value at end of period                     $13.041         $11.942         $12.079         $11.348        $10.396
Number of accumulation units
 outstanding at end of period                1,343         198,382         190,084          20,187         19,693
AETNA CROSSROADS VP
Value at beginning of period               $14.960         $13.628         $12.991(1)      $10.752         $9.800         $9.531(1)
Value at end of period                     $14.962         $14.960         $13.628         $10.749        $10.752         $9.800
Number of accumulation units
 outstanding at end of period                  581          62,563          51,878         140,545        111,369            731
AETNA GROWTH VP
Value at beginning of period               $24.222         $18.018         $15.200(1)      $15.412        $11.470        $10.444(1)
Value at end of period                     $21.242         $24.222         $18.018         $13.509        $15.412        $11.470
Number of accumulation units
 outstanding at end of period                  981          59,855          21,805         236,124        134,661            291
AETNA GROWTH AND INCOME VP
Value at beginning of period               $19.586         $16.747         $15.108(1)      $11.867        $10.152         $9.561(1)
Value at end of period                     $17.368         $19.586         $16.747         $10.518        $11.867        $10.152
Number of accumulation units
 outstanding at end of period               55,508       2,978,733       2,888,622         396,366        348,478          1,119
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period               $23.418         $18.916         $16.874(1)      $13.991        $11.307        $10.639(1)
Value at end of period                     $21.131         $23.418         $18.916         $12.618        $13.991        $11.307
Number of accumulation units
 outstanding at end of period                1,500         193,247          87,238         398,208        226,927            859
AETNA INDEX PLUS MID CAP VP
Value at beginning of period               $12.597         $10.921          $9.480(1)      $12.916        $10.889(2)
Value at end of period                     $15.046         $12.597         $10.921         $15.419        $12.916
Number of accumulation units
 outstanding at end of period                  557           2,808           1,187          18,306          2,661
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                $9.754          $8.840          $8.071(1)      $10.166         $8.954(2)
Value at end of period                     $10.154          $9.754          $8.840         $11.115        $10.166
Number of accumulation units
 outstanding at end of period                    0           2,620           3,928           2,603          1,373
AETNA INTERNATIONAL VP
Value at beginning of period               $14.760         $10.059(1)                      $14.414         $9.567         $9.231(1)
Value at end of period                     $13.727         $14.760                         $11.433        $14.414         $9.567
Number of accumulation units
 outstanding at end of period                    0           1,480                          36,205         19,616             61
AETNA LEGACY VP
Value at beginning of period               $13.986         $13.111         $12.598(1)      $10.738        $10.103(1)
Value at end of period                     $14.600         $13.986         $13.111         $11.204        $10.738
Number of accumulation units
 outstanding at end of period                  138          21,809          19,291          45,064         32,691
AETNA MONEY MARKET VP
Value at beginning of period               $11.748         $11.225         $11.148(1)      $10.777        $10.706(3)
Value at end of period                     $12.448         $11.748         $11.225         $11.413        $10.777
Number of accumulation units
 outstanding at end of period                3,394         271,583         107,285          28,641         41,969

------------------------------------------------------------------

                                                    0.40% TOTAL CHARGES                             0.45% TOTAL CHARGES
                                         -----------------------------------------         --------------------------------------
                                           2000            1999            1998              2000           1999           1998
                                           ----            ----            ----              ----           ----           ----
AETNA SMALL COMPANY VP
Value at beginning of period               $17.873         $13.714         $12.820(1)      $11.953         $9.176         $8.583(1)
Value at end of period                     $18.998         $17.873         $13.714         $12.699        $11.953         $9.176
Number of accumulation units
 outstanding at end of period                  327          18,170          15,614         122,374         63,697            318
AETNA VALUE OPPORTUNITY VP
Value at beginning of period               $19.205         $16.125         $13.986(1)      $12.665        $12.467(3)
Value at end of period                     $21.079         $19.205         $16.125         $13.895        $12.665
Number of accumulation units
 outstanding at end of period                   82          12,434          11,799           9,566         10,293
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period               $13.834         $10.105(2)
Value at end of period                     $12.799         $13.834
Number of accumulation units
 outstanding at end of period                    0           1,129
AIM V.I. GROWTH FUND
Value at beginning of period               $12.140         $10.158(2)
Value at end of period                     $11.173         $12.140
Number of accumulation units
 outstanding at end of period                    0             114
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period               $11.785         $10.351(3)                      $11.781        $10.518(3)
Value at end of period                     $10.667         $11.785                         $10.021        $11.781
Number of accumulation units
 outstanding at end of period                    0             426                           3,976            882
AIM V.I. VALUE FUND
Value at beginning of period               $11.574         $10.177(3)                      $11.570         $9.753(2)
Value at end of period                     $10.476         $11.574                          $9.831        $11.570
Number of accumulation units
 outstanding at end of period                    0           1,916                          45,267          8,954
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period               $16.740         $14.976         $13.635(1)      $11.970        $10.714        $10.217(1)
Value at end of period                     $16.152         $16.740         $14.976         $11.543        $11.970        $10.714
Number of accumulation units
 outstanding at end of period                  332          40,498          38,218          43,992         26,121            553
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period               $16.089         $15.192         $14.267(1)      $10.552         $9.968         $9.516(1)
Value at end of period                     $17.374         $16.089         $15.192         $11.389        $10.552         $9.968
Number of accumulation units
 outstanding at end of period                  731         114,725          54,320         162,442        110,939            519
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period               $23.989         $17.525         $15.510(1)      $16.655        $13.493(2)
Value at end of period                     $21.270         $23.989         $17.525         $14.760        $16.655
Number of accumulation units
 outstanding at end of period                1,788         325,063         128,518         130,483         65,561
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period               $18.709         $13.170         $12.178(1)      $13.410        $10.647(2)
Value at end of period                     $15.074         $18.709         $13.170         $10.799        $13.410
Number of accumulation units
 outstanding at end of period                  284          30,213          10,817          11,728          8,158
FIDELITY VIP II
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period               $22.045         $17.813         $15.219(1)      $14.194        $11.475        $10.553(1)
Value at end of period                     $20.503         $22.045         $17.813         $13.195        $14.194        $11.475
Number of accumulation units
 outstanding at end of period                2,261         239,028         197,022         367,939        268,570          1,754
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period               $31.711         $14.125         $11.663(1)      $27.222        $17.095(2)
Value at end of period                     $21.535         $31.711         $14.125         $18.477        $27.222
Number of accumulation units
 outstanding at end of period                5,601         405,725         198,264         219,159        153,109
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period               $22.571         $17.878         $15.614(1)      $14.910        $11.816        $10.945(1)
Value at end of period                     $21.980         $22.571         $17.878         $14.512        $14.910        $11.816
Number of accumulation units
 outstanding at end of period                  731         103,517          39,424         415,783        224,105            612
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period               $13.210         $13.053         $12.743(1)      $10.566        $10.446        $10.457(1)
Value at end of period                     $13.980         $13.210         $13.053         $11.177        $10.566        $10.446
Number of accumulation units
 outstanding at end of period                  643          20,171          21,374          69,755         42,021             82
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period               $25.537         $17.807         $14.790(1)      $16.753        $11.979(1)
Value at end of period                     $21.734         $25.537         $17.807         $14.251        $16.753
Number of accumulation units
 outstanding at end of period                1,684         156,805          73,901         357,565        233,330

------------------------------------------------------------------

                                                    0.40% TOTAL CHARGES                             0.45% TOTAL CHARGES
                                         -----------------------------------------         --------------------------------------
                                           2000            1999            1998              2000           1999           1998
                                           ----            ----            ----              ----           ----           ----
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period               $28.797         $17.582         $15.344(1)      $16.757        $10.235         $9.630(1)
Value at end of period                     $24.188         $28.797         $17.582         $14.068        $16.757        $10.235
Number of accumulation units
 outstanding at end of period                6,041         531,184         383,490         662,704        466,808          1,186
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period               $15.859         $10.047          $9.004(1)      $15.849        $13.162(3)
Value at end of period                     $16.600         $15.859         $10.047         $16.581        $15.849
Number of accumulation units
 outstanding at end of period                  578           5,065           1,564           5,198             27
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period               $10.162          $9.923          $9.695(1)      $10.188         $9.953         $9.975(1)
Value at end of period                     $10.058         $10.162          $9.923         $10.410        $10.188         $9.953
Number of accumulation units
 outstanding at end of period                    0           1,576           1,513           9,983          6,623            575
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period               $10.939          $9.626          $9.754(1)       $8.758         $8.644(3)
Value at end of period                     $12.897         $10.939          $9.626         $10.320         $8.758
Number of accumulation units
 outstanding at end of period                  180           8,856          12,237           4,370          4,241
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period               $23.231         $15.676         $14.188(1)      $15.809        $10.673         $9.984(1)
Value at end of period                     $21.815         $23.231         $15.676         $14.838        $15.809        $10.673
Number of accumulation units
 outstanding at end of period                  888          44,936          36,644          69,690         36,972            192
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period               $19.199         $12.776         $10.705(1)      $16.525        $11.002        $10.094(1)
Value at end of period                     $13.619         $19.199         $12.776         $11.716        $16.525        $11.002
Number of accumulation units
 outstanding at end of period                5,732         413,847         339,956         194,901        128,507            371
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period               $13.146         $10.641          $9.362(1)      $13.061        $10.577         $9.862(1)
Value at end of period                     $12.506         $13.146         $10.641         $12.420        $13.061        $10.577
Number of accumulation units
 outstanding at end of period                7,788         323,178         331,958          63,659         50,332            473
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period               $21.461         $13.602         $12.570(1)      $15.452        $11.701(2)
Value at end of period                     $17.187         $21.461         $13.602         $12.369        $15.452
Number of accumulation units
 outstanding at end of period                2,416         196,446         168,912          42,329         42,208
PPI T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period               $20.546         $16.863         $15.042(1)      $13.464        $11.057        $10.302(1)
Value at end of period                     $20.457         $20.546         $16.863         $13.399        $13.464        $11.057
Number of accumulation units
 outstanding at end of period                1,419         165,483         169,615         103,238         79,777            817

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.40% TOTAL CHARGES):
                  (1)   Funds were received in this option during February 1999.
                  (2)   Funds were received in this option during September 1999.
                  (3)   Funds were received in this option during July 1999.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998 (0.40% TOTAL CHARGES):
                  (1)   Funds were first received in this option during November
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.45% TOTAL CHARGES):
                  (1)   Funds were received in this option during January 1999.
                  (2)   Funds were received in this option during September 1999.
                  (3)   Funds were received in this option during November 1999.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998 (0.45% TOTAL CHARGES):
                  (1)   Funds were first received in this option during December
                        1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE III
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000              1999
                                                                       ----              ----
AETNA ASCENT VP
Value at beginning of period                                           $10.819            $9.864(1)
Value at end of period                                                 $10.688           $10.819
Number of accumulation units outstanding at end of period                3,343             3,650
AETNA BALANCED VP, INC.
Value at beginning of period                                           $12.045           $11.266(1)
Value at end of period                                                 $11.912           $12.045
Number of accumulation units outstanding at end of period              197,183           237,142
AETNA BOND VP
Value at beginning of period                                           $10.380           $10.419(1)
Value at end of period                                                 $11.318           $10.380
Number of accumulation units outstanding at end of period               34,829            31,523
AETNA CROSSROADS VP
Value at beginning of period                                           $10.735           $10.032(1)
Value at end of period                                                 $10.721           $10.735
Number of accumulation units outstanding at end of period                3,859             3,809
AETNA GROWTH VP
Value at beginning of period                                           $15.387           $12.980(1)
Value at end of period                                                 $13.474           $15.387
Number of accumulation units outstanding at end of period               22,758            12,695
AETNA GROWTH AND INCOME VP
Value at beginning of period                                           $11.847           $10.922(1)
Value at end of period                                                 $10.490           $11.847
Number of accumulation units outstanding at end of period            1,009,352         1,191,861
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                           $13.968           $12.633(1)
Value at end of period                                                 $12.585           $13.968
Number of accumulation units outstanding at end of period              134,831           107,027
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                           $12.896           $11.478(1)
Value at end of period                                                 $15.379           $12.896
Number of accumulation units outstanding at end of period                7,716                60
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                           $10.150            $9.235(1)
Value at end of period                                                 $10.022           $10.150
Number of accumulation units outstanding at end of period                    0                70
AETNA INTERNATIONAL VP
Value at beginning of period                                           $14.391           $11.236(1)
Value at end of period                                                 $11.403           $14.391
Number of accumulation units outstanding at end of period                  824                59
AETNA LEGACY VP
Value at beginning of period                                           $10.721           $10.273(1)
Value at end of period                                                 $11.175           $10.721
Number of accumulation units outstanding at end of period               19,312            22,643
AETNA MONEY MARKET VP
Value at beginning of period                                           $10.760           $10.669(1)
Value at end of period                                                 $11.383           $10.760
Number of accumulation units outstanding at end of period               48,060            67,587
AETNA SMALL COMPANY VP
Value at beginning of period                                           $11.933            $9.996(1)
Value at end of period                                                 $12.666           $11.933
Number of accumulation units outstanding at end of period               21,331            17,509
AETNA TECHNOLOGY VP
Value at beginning of period                                           $10.445(1)
Value at end of period                                                  $5.857
Number of accumulation units outstanding at end of period                5,915
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                           $12.645           $11.893(1)
Value at end of period                                                 $13.858           $12.645
Number of accumulation units outstanding at end of period               21,968            20,593
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                           $13.820           $10.908(1)
Value at end of period                                                 $12.245           $13.820
Number of accumulation units outstanding at end of period               12,515                48

------------------------------------------------------------------

                                                                       2000              1999
                                                                       ----              ----
AIM V.I. GROWTH FUND
Value at beginning of period                                           $12.127           $10.242(1)
Value at end of period                                                  $9.590           $12.127
Number of accumulation units outstanding at end of period               12,592               990
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                           $11.773           $10.229(1)
Value at end of period                                                 $10.004           $11.773
Number of accumulation units outstanding at end of period               48,445               880
AIM V.I. VALUE FUND
Value at beginning of period                                           $11.562           $10.242(1)
Value at end of period                                                  $9.814           $11.562
Number of accumulation units outstanding at end of period                3,280               203
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                           $11.951           $11.207(1)
Value at end of period                                                 $11.513           $11.951
Number of accumulation units outstanding at end of period               11,184            13,438
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                           $10.535           $10.462(1)
Value at end of period                                                 $11.360           $10.535
Number of accumulation units outstanding at end of period               55,911            65,154
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                           $16.628           $14.192(1)
Value at end of period                                                 $14.721           $16.628
Number of accumulation units outstanding at end of period              151,952           129,223
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                           $13.389           $11.159(1)
Value at end of period                                                 $10.771           $13.389
Number of accumulation units outstanding at end of period                8,239             8,971
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                           $14.171           $12.452(1)
Value at end of period                                                 $13.160           $14.171
Number of accumulation units outstanding at end of period              123,644           119,841
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                                           $27.178           $19.683(1)
Value at end of period                                                 $18.429           $27.178
Number of accumulation units outstanding at end of period              169,466           112,798
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                           $14.886           $13.489(1)
Value at end of period                                                 $14.474           $14.886
Number of accumulation units outstanding at end of period              153,749           104,837
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                           $10.549           $10.380(1)
Value at end of period                                                 $11.148           $10.549
Number of accumulation units outstanding at end of period               28,828            27,998
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                           $16.726           $14.336(1)
Value at end of period                                                 $14.214           $16.726
Number of accumulation units outstanding at end of period               95,335            74,827
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                           $16.730           $12.638(1)
Value at end of period                                                 $14.031           $16.730
Number of accumulation units outstanding at end of period              213,103           177,086
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                           $15.823           $12.055(1)
Value at end of period                                                 $16.538           $15.823
Number of accumulation units outstanding at end of period               13,257               371
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                           $10.172            $9.997(1)
Value at end of period                                                 $10.239           $10.172
Number of accumulation units outstanding at end of period                    0             1,233
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                            $8.744            $8.255(1)
Value at end of period                                                 $10.293            $8.744
Number of accumulation units outstanding at end of period                3,526             4,257
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                                           $15.783           $12.844(1)
Value at end of period                                                 $14.799           $15.783
Number of accumulation units outstanding at end of period               81,825            51,669
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                           $16.499           $12.327(1)
Value at end of period                                                 $11.686           $16.499
Number of accumulation units outstanding at end of period              101,007           103,358

------------------------------------------------------------------

                                                                       2000              1999
                                                                       ----              ----
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                           $13.040           $11.303(1)
Value at end of period                                                 $12.387           $13.040
Number of accumulation units outstanding at end of period               48,216            54,854
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                           $15.427           $12.322(1)
Value at end of period                                                 $12.337           $15.427
Number of accumulation units outstanding at end of period               56,339            60,619
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                           $13.443           $11.814(1)
Value at end of period                                                 $13.364           $13.443
Number of accumulation units outstanding at end of period               31,733            26,870

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during July 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during November
                        1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE IV
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60% AND 0.65%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                            0.60% TOTAL CHARGES            0.65% TOTAL CHARGES
                                                            -------------------       -----------------------------
                                                                   2000                 2000                 1999
                                                                   ----                 ----                 ----
AETNA ASCENT VP
Value at beginning of period                                                            $10.802             $9.484(1)
Value at end of period                                                                  $10.660            $10.802
Number of accumulation units outstanding at end
 of period                                                                              216,680            184,741
AETNA BALANCED VP, INC.
Value at beginning of period                                                            $12.026            $11.183(1)
Value at end of period                                                                  $11.881            $12.026
Number of accumulation units outstanding at end
 of period                                                                              118,492            119,529
AETNA BOND VP
Value at beginning of period                                                            $10.363            $10.594(1)
Value at end of period                                                                  $11.289            $10.363
Number of accumulation units outstanding at end
 of period                                                                              115,114            113,547
AETNA CROSSROADS VP
Value at beginning of period                                                            $10.718             $9.799(1)
Value at end of period                                                                  $10.693            $10.718
Number of accumulation units outstanding at end
 of period                                                                               98,179             90,629
AETNA GROWTH VP
Value at beginning of period                                      $14.825(1)            $15.362            $12.835(2)
Value at end of period                                            $13.456               $13.439            $15.362
Number of accumulation units outstanding at end
 of period                                                              1                20,847             17,762
AETNA GROWTH AND INCOME VP
Value at beginning of period                                                            $11.828            $10.867(1)
Value at end of period                                                                  $10.463            $11.828
Number of accumulation units outstanding at end
 of period                                                                              448,612            479,213
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                      $12.787(1)            $13.946            $12.586(1)
Value at end of period                                            $12.569               $12.553            $13.946
Number of accumulation units outstanding at end
 of period                                                              2               214,858            198,941
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                                            $12.875            $11.204(2)
Value at end of period                                                                  $15.339            $12.875
Number of accumulation units outstanding at end
 of period                                                                                7,546              5,592
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                                            $10.134             $8.416(1)
Value at end of period                                                                  $11.057            $10.134
Number of accumulation units outstanding at end
 of period                                                                               44,026             40,166
AETNA INTERNATIONAL VP
Value at beginning of period                                                            $14.367            $11.021(2)
Value at end of period                                                                  $11.373            $14.367
Number of accumulation units outstanding at end
 of period                                                                                1,360                405
AETNA LEGACY VP
Value at beginning of period                                                            $10.704            $10.114(1)
Value at end of period                                                                  $11.146            $10.704
Number of accumulation units outstanding at end
 of period                                                                               59,748             62,233
AETNA MONEY MARKET VP
Value at beginning of period                                                            $10.742            $10.407(1)
Value at end of period                                                                  $11.354            $10.742
Number of accumulation units outstanding at end
 of period                                                                              220,271            249,862
AETNA SMALL COMPANY VP
Value at beginning of period                                                            $11.914             $9.740(2)
Value at end of period                                                                  $12.633            $11.914
Number of accumulation units outstanding at end
 of period                                                                               14,681              8,502
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                                            $12.625            $11.196(1)
Value at end of period                                                                  $13.822            $12.625
Number of accumulation units outstanding at end
 of period                                                                               68,866             69,481
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                      $13.036(2)            $14.959(1)
Value at end of period                                            $12.235               $12.224
Number of accumulation units outstanding at end
 of period                                                             32                 1,699

------------------------------------------------------------------

                                                            0.60% TOTAL CHARGES            0.65% TOTAL CHARGES
                                                            -------------------       -----------------------------
                                                                   2000                 2000                 1999
                                                                   ----                 ----                 ----
AIM V.I. GROWTH FUND
Value at beginning of period                                                            $12.119            $10.100(2)
Value at end of period                                                                   $9.574            $12.119
Number of accumulation units outstanding at end
 of period                                                                                3,182              1,728
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                      $10.403(2)            $11.764            $10.785(3)
Value at end of period                                             $9.996                $9.987            $11.764
Number of accumulation units outstanding at end
 of period                                                             84                 1,781                 17
AIM V.I. VALUE FUND
Value at beginning of period                                       $9.839(2)            $11.554            $10.194(2)
Value at end of period                                             $9.806                $9.798            $11.554
Number of accumulation units outstanding at end
 of period                                                              5                 2,325                733
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                                            $11.932            $11.067(2)
Value at end of period                                                                  $11.483            $11.932
Number of accumulation units outstanding at end
 of period                                                                                4,099              3,322
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                                            $10.518            $10.691(1)
Value at end of period                                                                  $11.330            $10.518
Number of accumulation units outstanding at end
 of period                                                                              107,997            123,332
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $15.283(2)            $16.601            $13.816(1)
Value at end of period                                            $14.702               $14.683            $16.601
Number of accumulation units outstanding at end
 of period                                                             11               331,653            309,124
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                                            $13.367            $10.023(1)
Value at end of period                                                                  $10.743            $13.367
Number of accumulation units outstanding at end
 of period                                                                               17,889             15,589
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                                                            $14.148            $12.698(1)
Value at end of period                                                                  $13.126            $14.148
Number of accumulation units outstanding at end
 of period                                                                              277,303            276,641
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $19.660(2)            $27.135            $15.589(1)
Value at end of period                                            $18.405               $18.381            $27.135
Number of accumulation units outstanding at end
 of period                                                              6               259,475            216,673
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $14.284(2)            $14.862            $13.502(1)
Value at end of period                                            $14.455               $14.436            $14.862
Number of accumulation units outstanding at end
 of period                                                             55               265,161            251,840
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                                            $10.532            $10.622(1)
Value at end of period                                                                  $11.119            $10.532
Number of accumulation units outstanding at end
 of period                                                                               85,714             88,620
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                                            $16.699            $14.246(2)
Value at end of period                                                                  $14.177            $16.699
Number of accumulation units outstanding at end
 of period                                                                               44,540             29,859
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $14.508(2)            $16.703            $11.492(1)
Value at end of period                                            $14.013               $13.994            $16.703
Number of accumulation units outstanding at end
 of period                                                             20               266,228            237,116
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                                            $15.798            $11.782(2)
Value at end of period                                                                  $16.495            $15.798
Number of accumulation units outstanding at end
 of period                                                                                5,368                137
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                                            $10.155             $9.942(2)
Value at end of period                                                                  $10.356            $10.155
Number of accumulation units outstanding at end
 of period                                                                                4,046                 64
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                                             $8.729             $8.125(2)
Value at end of period                                                                  $10.266             $8.729
Number of accumulation units outstanding at end
 of period                                                                                1,116              2,246
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                      $15.104(2)            $15.758            $12.653(2)
Value at end of period                                            $14.780               $14.761            $15.758
Number of accumulation units outstanding at end
 of period                                                             18                19,493             14,720
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                                            $16.472            $10.880(1)
Value at end of period                                                                  $11.655            $16.472
Number of accumulation units outstanding at end
 of period                                                                              116,509            109,678
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                                            $13.019            $11.075(1)
Value at end of period                                                                  $12.355            $13.019
Number of accumulation units outstanding at end
 of period                                                                               96,006             89,183

------------------------------------------------------------------

                                                            0.60% TOTAL CHARGES            0.65% TOTAL CHARGES
                                                            -------------------       -----------------------------
                                                                   2000                 2000                 1999
                                                                   ----                 ----                 ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                                            $15.403            $10.375(1)
Value at end of period                                                                  $12.305            $15.403
Number of accumulation units outstanding at end
 of period                                                                               27,469             24,792
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                                            $13.421            $11.742(2)
Value at end of period                                                                  $13.329            $13.421
Number of accumulation units outstanding at end
 of period                                                                               14,592             17,657

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000 (0.60% TOTAL CHARGES):
                  (1)   Funds were first received in this option during December
                        2000.
                  (2)   Funds were first received in this option during November
                        2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.65% TOTAL CHARGES):
                  (1)   Funds were first received in this option during February
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.65% TOTAL CHARGES):
                  (1)   Funds were first received in this option during April 1999.
                  (2)   Funds were first received in this option during October
                        1999.
                  (3)   Funds were first received in this option during November
                        1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE V
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70% AND 0.75%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                         0.70% TOTAL CHARGES                        0.75% TOTAL CHARGES
                                                       -----------------------            ---------------------------------------
                                                         2000           1999                2000            1999           1998
                                                         ----           ----                ----            ----           ----
AETNA ASCENT VP
Value at beginning of period                           $10.793        $10.056(1)            $10.784        $9.502         $9.913(1)
Value at end of period                                 $10.646        $10.793               $10.633       $10.784         $9.502
Number of accumulation units outstanding at end
 of period                                              25,012          7,803               236,648        52,442         43,142
AETNA BALANCED VP, INC.
Value at beginning of period                           $12.016        $11.192(1)            $12.006       $10.648        $10.002(1)
Value at end of period                                 $11.865        $12.016               $11.850       $12.006        $10.648
Number of accumulation units outstanding at end
 of period                                             141,384         96,082               574,782       194,625        183,347
AETNA BOND VP
Value at beginning of period                           $10.355        $10.447(1)            $10.346       $10.502        $10.058(1)
Value at end of period                                 $11.274        $10.355               $11.259       $10.346        $10.502
Number of accumulation units outstanding at end
 of period                                             107,055         36,755               213,637        51,554         51,916
AETNA CROSSROADS VP
Value at beginning of period                           $10.709        $10.178(1)            $10.701        $9.782         $9.936(1)
Value at end of period                                 $10.679        $10.709               $10.665       $10.701         $9.782
Number of accumulation units outstanding at end
 of period                                              13,626          2,882               214,545        67,538         62,144
AETNA GROWTH VP
Value at beginning of period                           $15.350        $12.378(1)            $15.338       $11.449         $9.925(1)
Value at end of period                                 $13.421        $15.350               $13.404       $15.338        $11.449
Number of accumulation units outstanding at end
 of period                                             160,372          9,291               278,123        28,754         18,200
AETNA GROWTH AND INCOME VP
Value at beginning of period                           $11.819        $10.936(1)            $11.809       $10.133         $9.935(1)
Value at end of period                                 $10.450        $11.819               $10.436       $11.809        $10.133
Number of accumulation units outstanding at end
 of period                                             525,995        296,167             3,953,354       806,180        773,713
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                           $13.935        $12.362(1)            $13.923       $11.286        $10.015(1)
Value at end of period                                 $12.536        $13.935               $12.520       $13.923        $11.286
Number of accumulation units outstanding at end
 of period                                              94,620         34,700               555,824        81,578         48,831
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                           $12.864        $11.323(1)            $12.854       $11.183         $9.822(1)
Value at end of period                                 $15.319        $12.864               $15.299       $12.854        $11.183
Number of accumulation units outstanding at end
 of period                                              15,601            285                32,312         3,959          1,623
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                           $10.126         $8.998(2)            $10.117        $9.201         $9.642(1)
Value at end of period                                 $11.042        $10.126               $11.028       $10.117         $9.201
Number of accumulation units outstanding at end
 of period                                               2,159             42                15,934         2,982          1,481
AETNA INTERNATIONAL VP
Value at beginning of period                           $14.356        $10.927(3)            $14.344        $9.550         $9.600(2)
Value at end of period                                 $11.358        $14.356               $11.344       $14.344         $9.550
Number of accumulation units outstanding at end
 of period                                              36,880             14                 6,183           134              7
AETNA LEGACY VP
Value at beginning of period                           $10.695        $10.364(1)            $10.686       $10.054         $9.977(1)
Value at end of period                                 $11.132        $10.695               $11.117       $10.686        $10.054
Number of accumulation units outstanding at end
 of period                                               6,672            834                69,003        19,174         21,150
AETNA MONEY MARKET VP
Value at beginning of period                           $10.734        $10.434(1)            $10.725       $10.283        $10.022(1)
Value at end of period                                 $11.339        $10.734               $11.324       $10.725        $10.283
Number of accumulation units outstanding at end
 of period                                             135,517         38,319               300,529        23,586         26,810
AETNA SMALL COMPANY VP
Value at beginning of period                           $11.904         $9.503(1)            $11.895        $9.159         $9.812(1)
Value at end of period                                 $12.616        $11.904               $12.600       $11.895         $9.159
Number of accumulation units outstanding at end
 of period                                              24,606          3,486               144,229        15,498         13,043
AETNA TECHNOLOGY VP
Value at beginning of period                            $8.273(1)                            $8.851(1)
Value at end of period                                  $5.851                               $5.849
Number of accumulation units outstanding at end
 of period                                              15,827                               89,724
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                           $12.615        $11.759(1)            $12.604       $10.620         $9.921(1)
Value at end of period                                 $13.804        $12.615               $13.786       $12.604        $10.620
Number of accumulation units outstanding at end
 of period                                             163,513          2,839                85,133        16,091         14,488

------------------------------------------------------------------

                                                         0.70% TOTAL CHARGES                        0.75% TOTAL CHARGES
                                                       -----------------------            ---------------------------------------
                                                         2000           1999                2000            1999           1998
                                                         ----           ----                ----            ----           ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                           $13.805        $10.189(2)            $13.801        $9.957(1)
Value at end of period                                 $12.214        $13.805               $12.204       $13.801
Number of accumulation units outstanding at end
 of period                                              20,534             82                27,143            49
AIM V.I. GROWTH FUND
Value at beginning of period                           $12.115        $11.387(4)            $12.111        $9.867(2)
Value at end of period                                  $9.566        $12.115                $9.558       $12.111
Number of accumulation units outstanding at end
 of period                                               4,289             54                40,078            98
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $11.760         $9.404(2)            $11.756        $9.275(3)
Value at end of period                                  $9.979        $11.760                $9.970       $11.756
Number of accumulation units outstanding at end
 of period                                              13,862             41               119,758         2,338
AIM V.I. VALUE FUND
Value at beginning of period                           $11.550         $9.661(2)            $11.546        $9.815(1)
Value at end of period                                  $9.790        $11.550                $9.781       $11.546
Number of accumulation units outstanding at end
 of period                                              90,764             80                44,778         1,011
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                           $11.922        $11.025(1)            $11.912       $10.694        $10.081(1)
Value at end of period                                 $11.468        $11.922               $11.453       $11.912        $10.694
Number of accumulation units outstanding at end
 of period                                              21,801          3,736                64,676         9,602          9,543
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                           $10.509        $11.230(1)            $10.501        $9.950         $9.914(1)
Value at end of period                                 $11.315        $10.509               $11.300       $10.501         $9.950
Number of accumulation units outstanding at end
 of period                                              51,473          8,104               227,967        73,216         67,227
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                           $16.588        $13.474(1)            $16.574       $12.150         $9.956(1)
Value at end of period                                 $14.664        $16.588               $14.645       $16.574        $12.150
Number of accumulation units outstanding at end
 of period                                             117,753         37,940               581,764       110,673         63,727
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                           $13.356        $10.077(1)            $13.346        $9.427         $9.912(1)
Value at end of period                                 $10.729        $13.356               $10.715       $13.346         $9.427
Number of accumulation units outstanding at end
 of period                                              12,204            396                20,801         6,009          4,502
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                           $14.137        $12.471(1)            $14.126       $11.454         $9.912(1)
Value at end of period                                 $13.109        $14.137               $13.092       $14.126        $11.454
Number of accumulation units outstanding at end
 of period                                              89,345         19,120               568,291        96,687         78,075
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                           $27.113        $15.319(1)            $27.091       $12.109         $9.887(1)
Value at end of period                                 $18.357        $27.113               $18.333       $27.091        $12.109
Number of accumulation units outstanding at end
 of period                                             212,480         49,337               769,625       181,271        117,103
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                           $14.850        $13.144(1)            $14.838       $11.794         $9.856(1)
Value at end of period                                 $14.418        $14.850               $14.399       $14.838        $11.794
Number of accumulation units outstanding at end
 of period                                              66,358          7,041               414,075        69,363         26,592
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period                           $10.523        $10.473(1)            $10.515       $10.427        $10.062(1)
Value at end of period                                 $11.104        $10.523               $11.090       $10.515        $10.427
Number of accumulation units outstanding at end
 of period                                              99,635          2,088                21,442         6,855          6,947
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                           $16.686        $13.194(1)            $16.673       $11.666         $9.810(1)
Value at end of period                                 $14.159        $16.686               $14.140       $16.673        $11.666
Number of accumulation units outstanding at end
 of period                                             276,665         26,860               466,386        73,998         41,104
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                           $16.689        $11.151(1)            $16.676       $10.217         $9.953(1)
Value at end of period                                 $13.976        $16.689               $13.958       $16.676        $10.217
Number of accumulation units outstanding at end
 of period                                             281,892         31,925             1,451,474       211,807        167,606
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                           $15.785        $14.516(4)            $15.772       $10.027         $9.713(1)
Value at end of period                                 $16.473        $15.785               $16.452       $15.772        $10.027
Number of accumulation units outstanding at end
 of period                                              13,835             58                46,116         2,178            535
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                            $9.988(1)                           $10.139        $9.935        $10.029(3)
Value at end of period                                 $10.342                              $10.329       $10.139         $9.935
Number of accumulation units outstanding at end
 of period                                                 331                                6,680         1,052            925
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                            $8.722         $9.037(1)             $8.715        $7.696         $9.791(1)
Value at end of period                                 $10.253         $8.722               $10.240        $8.715         $7.696
Number of accumulation units outstanding at end
 of period                                               6,480          2,018                22,901        10,960         13,175
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                           $15.745        $11.997(1)            $15.732       $10.653         $9.963(1)
Value at end of period                                 $14.741        $15.745               $14.722       $15.732        $10.653
Number of accumulation units outstanding at end
 of period                                              88,158          4,667               188,558        57,584         49,316

------------------------------------------------------------------

                                                         0.70% TOTAL CHARGES                        0.75% TOTAL CHARGES
                                                       -----------------------            ---------------------------------------
                                                         2000           1999                2000            1999           1998
                                                         ----           ----                ----            ----           ----
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                           $16.459        $11.165(1)            $16.446       $10.982         $9.828(1)
Value at end of period                                 $11.640        $16.459               $11.625       $16.446        $10.982
Number of accumulation units outstanding at end
 of period                                             125,768         32,821               709,695       161,338        139,547
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                           $13.008        $11.020(1)            $12.998       $10.558         $9.917(1)
Value at end of period                                 $12.339        $13.008               $12.323       $12.998        $10.558
Number of accumulation units outstanding at end
 of period                                              60,144         22,796               205,082        52,317         46,475
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                           $15.390        $10.603(1)            $15.378        $9.781        $10.009(1)
Value at end of period                                 $12.289        $15.390               $12.273       $15.378         $9.781
Number of accumulation units outstanding at end
 of period                                              51,249         12,199               246,962        37,463         34,688
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                           $13.410        $11.790(1)            $13.399       $11.036         $9.961(1)
Value at end of period                                 $13.312        $13.410               $13.295       $13.399        $11.036
Number of accumulation units outstanding at end
 of period                                              74,711         17,647               357,441        52,086         42,865

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.70% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.70% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 1999.
                  (2)   Funds were first received in this option during September
                        1999.
                  (3)   Funds were first received in this option during October
                        1999.
                  (4)   Funds were first received in this option during December
                        1999.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.75% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.75% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 1999.
                  (2)   Funds were first received in this option during August 1999.
                  (3)   Funds were first received in this option during June 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998 (0.75% TOTAL CHARGES):
                  (1)   Funds were first received in this option during June 1998.
                  (2)   Funds were first received in this option during August 1998.
                  (3)   Funds were first received in this option during July 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE VI
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% AND 0.85%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                 0.80% TOTAL CHARGES                               0.85% TOTAL CHARGES
                                     --------------------------------------------       -----------------------------------------
                                        2000             1999             1998            2000            1999            1998
                                        ----             ----             ----            ----            ----            ----
AETNA ASCENT VP
Value at beginning of period            $11.458          $10.101          $10.604(1)      $16.002         $14.113         $13.699(1)
Value at end of period                  $11.292          $11.458          $10.101         $15.761         $16.002         $14.113
Number of accumulation units
 outstanding at end of period           204,194          169,078          255,775         120,341         150,454          70,991
AETNA BALANCED VP, INC.
Value at beginning of period            $12.801          $11.358          $10.646(1)      $17.303         $15.360         $13.327(1)
Value at end of period                  $12.628          $12.801          $11.358         $17.060         $17.303         $15.360
Number of accumulation units
 outstanding at end of period         3,302,106        3,380,638        3,962,527       1,637,556       1,479,143       1,379,122
AETNA BOND VP
Value at beginning of period            $10.487          $10.650          $10.157(1)      $11.911         $12.102         $11.381(1)
Value at end of period                  $11.406          $10.487          $10.650         $12.949         $11.911         $12.102
Number of accumulation units
 outstanding at end of period           670,970          617,714          771,660         661,112         637,752         654,765
AETNA CROSSROADS VP
Value at beginning of period            $11.275          $10.312          $10.524(1)      $14.921         $13.654         $13.063(1)
Value at end of period                  $11.232          $11.275          $10.312         $14.857         $14.921         $13.654
Number of accumulation units
 outstanding at end of period           134,664           93,911          213,970          65,823         121,322         102,916
AETNA GROWTH VP
Value at beginning of period            $17.447          $13.030          $11.326(1)      $24.137         $18.036         $13.357(1)
Value at end of period                  $15.239          $17.447          $13.030         $21.073         $24.137         $18.036
Number of accumulation units
 outstanding at end of period         1,159,343          728,964          303,987          88,456          65,690          24,240
AETNA GROWTH AND INCOME VP
Value at beginning of period            $12.939          $11.108          $10.925(1)      $19.535         $16.779         $14.694(1)
Value at end of period                  $11.429          $12.939          $11.108         $17.246         $19.535         $16.779
Number of accumulation units
 outstanding at end of period        11,724,441       13,348,490       15,809,881       4,996,223       5,572,187       5,795,667
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period            $15.521          $12.587          $11.117(1)      $23.350         $18.945         $14.692(1)
Value at end of period                  $13.950          $15.521          $12.587         $20.975         $23.350         $18.945
Number of accumulation units
 outstanding at end of period         2,757,220        2,792,639        1,974,900         625,951         611,611         459,428
AETNA INDEX PLUS MID CAP VP
Value at beginning of period            $12.551          $10.925           $9.576(2)      $12.540         $10.921          $9.028(2)
Value at end of period                  $14.930          $12.551          $10.925         $14.910         $12.540         $10.921
Number of accumulation units
 outstanding at end of period           148,981           50,227           80,312          52,574          16,931           5,681
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period             $9.718           $8.843           $9.269(2)       $9.710          $8.840          $8.464(2)
Value at end of period                  $10.588           $9.718           $8.843         $10.574          $9.710          $8.840
Number of accumulation units
 outstanding at end of period            61,435           50,270           90,819          20,025          20,739           6,564
AETNA INTERNATIONAL VP
Value at beginning of period            $14.705           $9.795          $10.043(2)      $14.693          $9.792          $9.580(2)
Value at end of period                  $11.623          $14.705           $9.795         $11.608         $14.693          $9.792
Number of accumulation units
 outstanding at end of period            51,129           43,135           45,801          21,475          12,523           8,719
AETNA LEGACY VP
Value at beginning of period            $11.073          $10.423          $10.359(1)      $13.950         $13.136         $12.497(1)
Value at end of period                  $11.514          $11.073          $10.423         $14.497         $13.950         $13.136
Number of accumulation units
 outstanding at end of period           137,811          232,707          418,989          44,708          83,670          61,043
AETNA MONEY MARKET VP
Value at beginning of period            $10.855          $10.414          $10.136(1)      $11.717         $11.246         $10.799(1)
Value at end of period                  $11.456          $10.855          $10.414         $12.360         $11.717         $11.246
Number of accumulation units
 outstanding at end of period         1,463,947        1,891,667        1,574,454         371,039         472,335         396,669

------------------------------------------------------------------

                                                 0.80% TOTAL CHARGES                               0.85% TOTAL CHARGES
                                     --------------------------------------------       -----------------------------------------
                                        2000             1999             1998            2000            1999            1998
                                        ----             ----             ----            ----            ----            ----
AETNA SMALL COMPANY VP
Value at beginning of period            $12.675           $9.764          $10.578(1)      $17.810         $13.728         $13.558(1)
Value at end of period                  $13.419          $12.675           $9.764         $18.847         $17.810         $13.728
Number of accumulation units
 outstanding at end of period         1,784,687        1,290,260        1,165,745          86,790          36,864          25,298
AETNA TECHNOLOGY VP
Value at beginning of period             $9.996(1)                                         $9.996(1)
Value at end of period                   $5.847                                            $5.845
Number of accumulation units
 outstanding at end
 of period                              433,323                                            67,524
AETNA VALUE OPPORTUNITY VP
Value at beginning of period            $13.870          $11.692          $10.972(1)      $19,138         $16.141         $13.404(1)
Value at end of period                  $15.163          $13.870          $11.692         $20.911         $19.138         $16.141
Number of accumulation units
 outstanding at end of period           468,299          356,705          350,826          35,815          19,877          15,014
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period            $13.796          $10.166(1)                       $13.791         $10.489(1)
Value at end of period                  $12.193          $13.796                          $12.183         $13.791
Number of accumulation units
 outstanding at end of period           122,506           21,991                           36,971           2,863
AIM V.I. GROWTH FUND
Value at beginning of period            $12.106          $10.306(2)                       $12.102         $10.118(1)
Value at end of period                   $9.550          $12.106                           $9.542         $12.102
Number of accumulation units
 outstanding at end of period           254,282           51,298                           49,756          14,758
AIM V.I. GROWTH AND INCOME
FUND
Value at beginning of period            $11.752           $9.280(1)                       $11.748          $9.575(1)
Value at end of period                   $9.962          $11.752                           $9.954         $11.748
Number of accumulation units
 outstanding at end of period           436,299           81,160                           79,364          19,774
AIM V.I. VALUE FUND
Value at beginning of period            $11.542           $9.762(3)                       $11.538         $10.458(2)
Value at end of period                   $9.773          $11.542                           $9.765         $11.538
Number of accumulation units
 outstanding at end of period           379,305          166,176                           33,891          10,688
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period            $12.530          $11.254          $10.492(1)      $16.697         $15.005         $13.124(1)
Value at end of period                  $12.041          $12.530          $11.254         $16.038         $16.697         $15.005
Number of accumulation units
 outstanding at end of period           147,701           73,943           91,333         203,730         200,068         132,605
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period            $11.445          $10.850          $10.873(1)      $16.047         $15.220         $13.708(1)
Value at end of period                  $12.310          $11.445          $10.850         $17.252         $16.047         $15.220
Number of accumulation units
 outstanding at end of period           710,549          833,428          846,660         286,747         303,704         306,099
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period            $18.143          $13.307          $10.887(1)      $23.927         $17.558         $12.857(1)
Value at end of period                  $16.023          $18.143          $13.307         $21.120         $23.927         $17.558
Number of accumulation units
 outstanding at end of period         2,257,499        1,602,406          981,477         596,022         520,647         399,820
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period            $14.900          $10.530          $11.184(1)      $18.661         $13.195         $12.182(1)
Value at end of period                  $11.957          $14.900          $10.530         $14.968         $18.661         $13.195
Number of accumulation units
 outstanding at end of period            42,156           53,817           47,503          25,576          20,580          13,937
FIDELITY VIP II
CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period            $15.518          $12.589          $10.937(1)      $21.988         $17.847         $13.824(1)
Value at end of period                  $14.375          $15.518          $12.589         $20.359         $21.988         $17.847
Number of accumulation units
 outstanding at end of period         1,662,214        1,895,670        2,102,805         243,716         303,914         217,720
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period            $29.195          $13.056          $10.647(1)      $31.629         $14.152         $10.427(1)
Value at end of period                  $19.747          $29.195          $13.056         $21.383         $31.629         $14.152
Number of accumulation units
 outstanding at end of period         3,760,656        2,728,718        1,605,726         758,937         608,435         320,159
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period            $16.022          $12.741          $10.741(1)      $22.513         $17.912         $13.744(1)
Value at end of period                  $15.540          $16.022          $12.741         $21.825         $22.513         $17.912
Number of accumulation units
 outstanding at end of period         1,015,207          815,864          425,125         157,519         141,750          47,668
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period            $10.727          $10.643          $10.210(1)      $13.175         $13.078         $12.306(1)
Value at end of period                  $11.308          $10.727          $10.643         $13.881         $13.175         $13.078
Number of accumulation units
 outstanding at end of period           289,585          300,761          367,677          53,425          35,683          25,566

------------------------------------------------------------------

                                                 0.80% TOTAL CHARGES                               0.85% TOTAL CHARGES
                                     --------------------------------------------       -----------------------------------------
                                        2000             1999             1998            2000            1999            1998
                                        ----             ----             ----            ----            ----            ----
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period            $18.335          $12.836          $10.918(1)      $25.471         $17.841         $13.512(1)
Value at end of period                  $15.543          $18.335          $12.836         $21.581         $25.471         $17.841
Number of accumulation units
 outstanding at end of period         1,984,176        1,206,255          434,913         569,519         538,138         446,603
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period            $19.592          $12.009          $11.798(1)      $28.723         $17.615         $14.300(1)
Value at end of period                  $16.390          $19.592          $12.009         $24.018         $28.723         $17.615
Number of accumulation units
 outstanding at end of period         5,857,226        4,837,241        4,480,348         836,805         864,936         710,851
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period            $15.800          $10.050          $10.001(3)      $15.787         $10.046          $9.275(2)
Value at end of period                  $16.473          $15.800          $10.050         $16.451         $15.787         $10.046
Number of accumulation units
 outstanding at end of period           182,219            8,820            2,686          43,641          10,762           7,592
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period            $10.125           $9.926          $10.025(2)      $10.116          $9.922          $9.935(2)
Value at end of period                  $10.309          $10.125           $9.926         $10.295         $10.116          $9.922
Number of accumulation units
 outstanding at end of period             7,602            4,198           18,786           7,153           5,761           2,776
PILGRIM NATURAL RESOURCES
TRUST
Value at beginning of period             $9.524           $8.415          $10.922(1)      $10.911          $9.645         $11.047(1)
Value at end of period                  $11.184           $9.524           $8.415         $12.806         $10.911          $9.645
Number of accumulation units
 outstanding at end of period           107,964           92,365          140,250          23,332          28,939          14,190
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period            $17.793          $12.055          $11.274(1)      $23.171         $15.706         $12.661(1)
Value at end of period                  $16.643          $17.793          $12.055         $21.662         $23.171         $15.706
Number of accumulation units
 outstanding at end of period           642,991          343,239          376,471         432,871         399,213         382,755
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period            $17.731          $11.846          $10.687(1)      $19.150         $12.800         $10.399(1)
Value at end of period                  $12.527          $17.731          $11.846         $13.523         $19.150         $12.800
Number of accumulation units
 outstanding at end of period         3,144,386        2,991,235        3,491,454         838,568         822,854         706,142
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period            $14.375          $11.682          $11.019(1)      $13.112         $10.661          $8.861(1)
Value at end of period                  $13.621          $14.375          $11.682         $12.418         $13.112         $10.661
Number of accumulation units
 outstanding at end of period           575,028          541,625          750,388         630,101         681,109         616,205
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period            $17.351          $11.041          $11.338(1)      $21.405         $13.628         $11.868(1)
Value at end of period                  $13.840          $17.351          $11.041         $17.066         $21.405         $13.628
Number of accumulation units
 outstanding at end of period           817,107          721,190          850,743         455,540         471,226         434,054
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period            $14.748          $12.153          $10.967(1)      $20.493         $16.895         $13.562(1)
Value at end of period                  $14.625          $14.748          $12.153         $20.313         $20.493         $16.895
Number of accumulation units
 outstanding at end of period           909,338          869,106        1,058,534         158,447         195,928         129,123

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.80% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.80% TOTAL CHARGES):
                  (1)   Funds were first received in this option during June 1999.
                  (2)   Funds were first received in this option during July 1999.
                  (3)   Funds were first received in this option during May 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998 (0.80% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 1998.
                  (2)   Funds were first received in this option during June 1998.
                  (3)   Funds were first received in this option during July 1998.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.85% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.85% TOTAL CHARGES):
                  (1)   Funds were first received in this option during June 1999.
                  (2)   Funds were first received in this option during July 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998 (0.85% TOTAL CHARGES):
                  (1)   Funds were first received in this option during January
                        1998.
                  (2)   Funds were first received in this option during August 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE VII
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999             1998
                                                                       ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $11.279           $9.953           $9.227(1)
Value at end of period                                               $11.104          $11.279           $9.953
Number of accumulation units outstanding at end of period             22,446           19,046              212
AETNA BALANCED VP, INC.
Value at beginning of period                                         $12.561          $11.157          $10.451(2)
Value at end of period                                               $12.379          $12.561          $11.157
Number of accumulation units outstanding at end of period             21,070          $13,521            1,648
AETNA BOND VP
Value at beginning of period                                         $10.481          $10.654          $10.070(3)
Value at end of period                                               $11.388          $10.481          $10.654
Number of accumulation units outstanding at end of period              3,653            2,670              383
AETNA CROSSROADS VP
Value at beginning of period                                         $11.115          $10.489(1)
Value at end of period                                               $11.061          $11.115
Number of accumulation units outstanding at end of period              6,135            4,102
AETNA GROWTH VP
Value at beginning of period                                         $16.962          $12.681          $10.958(2)
Value at end of period                                               $14.801          $16.962          $12.681
Number of accumulation units outstanding at end of period             18,739            4,182              628
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $12.572          $10.804          $10.562(3)
Value at end of period                                               $11.094          $12.572          $10.804
Number of accumulation units outstanding at end of period            131,645          128,637            8,243
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $15.036          $12.206          $10.648(3)
Value at end of period                                               $13.500          $15.036          $12.206
Number of accumulation units outstanding at end of period             35,744           14,614            2,384
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.529          $11.099(2)
Value at end of period                                               $14.890          $12.529
Number of accumulation units outstanding at end of period              3,893               42
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.702           $8.837           $9.582(4)
Value at end of period                                               $10.559           $9.702           $8.837
Number of accumulation units outstanding at end of period              1,100              586               62
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.680          $11.286(2)
Value at end of period                                               $11.592          $14.680
Number of accumulation units outstanding at end of period              1,341               24
AETNA LEGACY VP
Value at beginning of period                                         $10.986          $10.351          $10.390(5)
Value at end of period                                               $11.412          $10.986          $10.351
Number of accumulation units outstanding at end of period              1,924              549               37
AETNA MONEY MARKET VP
Value at beginning of period                                         $10.811          $10.381          $10.297(1)
Value at end of period                                               $11.398          $10.811          $10.381
Number of accumulation units outstanding at end of period             21,482           11,232            1,235
AETNA SMALL COMPANY VP
Value at beginning of period                                         $12.336           $9.513          $10.939(2)
Value at end of period                                               $13.048          $12.336           $9.513
Number of accumulation units outstanding at end of period             13,291            6,872            2,604
AETNA TECHNOLOGY VP
Value at beginning of period                                          $9.925(1)
Value at end of period                                                $5.842
Number of accumulation units outstanding at end of period              8,843
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $13.583          $11.462          $10.515(3)
Value at end of period                                               $14.834          $13.583          $11.462
Number of accumulation units outstanding at end of period              7,999            6,154            3,526
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $14.065(2)
Value at end of period                                               $12.173
Number of accumulation units outstanding at end of period              2,279

------------------------------------------------------------------

                                                                       2000             1999             1998
                                                                       ----             ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.098          $11.422(3)
Value at end of period                                                $9.533          $12.098
Number of accumulation units outstanding at end of period             26,082              264
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $12.256(3)
Value at end of period                                                $9.945
Number of accumulation units outstanding at end of period              6,406
AIM V.I. VALUE FUND
Value at beginning of period                                         $11.534          $10.450(4)
Value at end of period                                                $9.757          $11.534
Number of accumulation units outstanding at end of period              8,902              617
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $12.414          $11.320(1)
Value at end of period                                               $11.918          $12.414
Number of accumulation units outstanding at end of period              4,895            3,589
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $11.245          $10.671           $9.265(6)
Value at end of period                                               $12.083          $11.245          $10.671
Number of accumulation units outstanding at end of period             11,254            6,809               20
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $17.677          $12.978          $10.757(2)
Value at end of period                                               $15.596          $17.677          $12.978
Number of accumulation units outstanding at end of period             42,684            9,393            1,343
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $14.905          $13.705(3)
Value at end of period                                               $11.949          $14.905
Number of accumulation units outstanding at end of period              4,436            2,474
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $15.138          $12.293          $10.737(3)
Value at end of period                                               $14.009          $15.138          $12.293
Number of accumulation units outstanding at end of period             32,744           25,519            1,038
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $28.662          $12.830          $10.787(2)
Value at end of period                                               $19.367          $28.662          $12.830
Number of accumulation units outstanding at end of period             48,046           17,145              353
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $15.690          $12.490          $10.570(2)
Value at end of period                                               $15.203          $15.690          $12.490
Number of accumulation units outstanding at end of period             30,781            5,703              479
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $10.712          $10.638          $10.232(2)
Value at end of period                                               $11.280          $10.712          $10.638
Number of accumulation units outstanding at end of period              4,152            5,764              393
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $17.786          $12.464          $10.569(7)
Value at end of period                                               $15.062          $17.786          $12.464
Number of accumulation units outstanding at end of period             20,667           11,348              128
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $19.141          $11.745          $10.606(3)
Value at end of period                                               $15.998          $19.141          $11.745
Number of accumulation units outstanding at end of period             51,009           26,947            5,140
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $17.689(1)
Value at end of period                                               $16.429
Number of accumulation units outstanding at end of period              3,722
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.244(4)
Value at end of period                                               $10.281
Number of accumulation units outstanding at end of period                183
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $17.184          $11.654          $11.183(2)
Value at end of period                                               $16.057          $17.184          $11.654
Number of accumulation units outstanding at end of period             14,267           11,687              957
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $17.139          $11.462          $10.233(7)
Value at end of period                                               $12.097          $17.139          $11.462
Number of accumulation units outstanding at end of period             29,261           20,776              236
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $13.982          $11.375          $10.954(2)
Value at end of period                                               $13.236          $13.982          $11.375
Number of accumulation units outstanding at end of period             11,609            8,901              828
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $17.314          $11.029          $10.020(1)
Value at end of period                                               $13.797          $17.314          $11.029
Number of accumulation units outstanding at end of period             19,569           15,231               10

------------------------------------------------------------------

                                                                       2000             1999             1998
                                                                       ----             ----             ----
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $14.296          $11.792          $10.840(2)
Value at end of period                                               $14.163          $14.296          $11.792
Number of accumulation units outstanding at end of period              8,707            6,405              169

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during July 2000.
                  (2)   Funds were first received in this option during May 2000.
                  (3)   Funds were first received in this option during April 2000.
                  (4)   Funds were first received in this option during March 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during August 1999.
                  (2)   Funds were first received in this option during September
                        1999.
                  (3)   Funds were first received in this option during December
                        1999.
                  (4)   Funds were first received in this option during July 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during October
                        1998.
                  (2)   Funds were first received in this option during April 1998.
                  (3)   Funds were first received in this option during March 1998.
                  (4)   Funds were first received in this option during July 1998.
                  (5)   Funds were first received in this option during May 1998.
                  (6)   Funds were first received in this option during September
                        1998.
                  (7)   Funds were first received in this option during June 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE VIII
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                  2000              1999              1998              1997              1996
                                                  ----              ----              ----              ----              ----
AETNA ASCENT VP
Value at beginning of period                      $15.944           $14.076           $13.624           $11.472           $10.000(1)
Value at end of period                            $15.688           $15.944           $14.076           $13.624           $11.472
Number of accumulation units outstanding
 at end of period                                  61,884            75,808            75,369           119,471            20,237
AETNA BALANCED VP, INC.
Value at beginning of period                      $17.240           $15.320           $13.226           $10.902           $10.000(1)
Value at end of period                            $16.981           $17.240           $15.320           $13.226           $10.902
Number of accumulation units outstanding
 at end of period                                 592,454           565,751           468,468           986,711           702,222
AETNA BOND VP
Value at beginning of period                      $11.867           $12.070           $11.268           $10.503           $10.000(1)
Value at end of period                            $12.889           $11.867           $12.070           $11.268           $10.503
Number of accumulation units outstanding
 at end of period                                 339,119           228,114           187,653           251,156           161,765
AETNA CROSSROADS VP
Value at beginning of period                      $14.867           $13.618           $12.980           $11.146           $10.000(1)
Value at end of period                            $14.788           $14.867           $13.618           $12.980           $11.146
Number of accumulation units outstanding
 at end of period                                  59,724            75,297           105,586           117,725             7,882
AETNA GROWTH VP
Value at beginning of period                      $24.071           $18.005           $13.202           $12.787(1)
Value at end of period                            $20.994           $24.071           $18.005           $13.202
Number of accumulation units outstanding
 at end of period                                  99,761            53,957            25,778             1,880
AETNA GROWTH AND INCOME VP
Value at beginning of period                      $19.464           $16.735           $14.756           $11.469           $10.000(1)
Value at end of period                            $17.166           $19.464           $16.736           $14.756           $11.469
Number of accumulation units outstanding
 at end of period                               3,034,488         2,450,338         2,224,467         3,760,076         2,876,728
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                      $23.273           $18.902           $14.500           $10.934           $10.000(2)
Value at end of period                            $20.885           $23.273           $18.902           $14.500           $10.934
Number of accumulation units outstanding
 at end of period                                 364,048           297,994           108,387            62,360             2,697
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                      $12.519           $10.913           $10.108(1)
Value at end of period                            $14.870           $12.519           $10.913
Number of accumulation units outstanding
 at end of period                                  67,543             2,500               564
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                       $9.694            $8.834            $9.366(2)
Value at end of period                            $10.545            $9.694            $8.834
Number of accumulation units outstanding
 at end of period                                  16,219            16,330             2,625
AETNA INTERNATIONAL VP
Value at beginning of period                      $14,668            $9.785           $10.103(1)
Value at end of period                            $11.576           $14.668            $9.785
Number of accumulation units outstanding
 at end of period                                  10,160             4,750             1,247
AETNA LEGACY VP
Value at beginning of period                      $13.899           $13.102           $12.369           $10.905           $10.000(1)
Value at end of period                            $14.430           $13.899           $13.102           $12.369           $10.905
Number of accumulation units outstanding
 at end of period                                  29,661            38,639            55,494            47,726                61
AETNA MONEY MARKET VP
Value at beginning of period                      $11.675           $11.217           $10.738           $10.277           $10.000(1)
Value at end of period                            $12.303           $11.675           $11.217           $10.738           $10.277
Number of accumulation units outstanding
 at end of period                                 453,479           392,226           127,186           147,123            39,811
AETNA SMALL COMPANY VP
Value at beginning of period                      $17.762           $13.704           $13.684           $13.119(2)
Value at end of period                            $18.777           $17.762           $13.704           $13.684
Number of accumulation units outstanding
 at end of period                                  75,787            54,303            44,944             2,124
AETNA TECHNOLOGY VP
Value at beginning of period                       $9.735(1)
Value at end of period                             $5.840
Number of accumulation units outstanding
 at end of period                                  55,835
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                      $19.085           $16.113           $13.290           $12.912(2)
Value at end of period                            $20.834           $19.085           $16.113           $13.290
Number of accumulation units outstanding
 at end of period                                  49,813            42,540            29,112               587
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                      $13.781           $10.487(1)
Value at end of period                            $12.162           $13.781
Number of accumulation units outstanding
 at end of period                                  47,485               613

------------------------------------------------------------------

                                                  2000              1999              1998              1997              1996
                                                  ----              ----              ----              ----              ----
AIM V.I. GROWTH FUND
Value at beginning of period                      $12.094            $9.465(2)
Value at end of period                             $9.525           $12.094
Number of accumulation units outstanding
 at end of period                                  85,385             6,722
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                      $11.740           $10.261(3)
Value at end of period                             $9.937           $11.740
Number of accumulation units outstanding
 at end of period                                  95,583            10,352
AIM V.I. VALUE FUND
Value at beginning of period                      $11.530            $9.827(1)
Value at end of period                             $9.748           $11.530
Number of accumulation units outstanding
 at end of period                                  31,332            14,638
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                      $16.636           $14.965           $12.994           $10.924           $10.000(1)
Value at end of period                            $15.964           $16.636           $14.965           $12.994           $10.924
Number of accumulation units outstanding
 at end of period                                  68,102           117,902            95,020            93,905            19,808
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                      $15.989           $15.180           $13.729           $10.819           $10.000(1)
Value at end of period                            $17.172           $15.989           $15.180           $13.729           $10.819
Number of accumulation units outstanding
 at end of period                                 306,174           188,394           147,150           125,669            27,639
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                      $23.840           $17.512           $12.674           $10.362           $10.000(1)
Value at end of period                            $21.023           $23.840           $17.512           $12.674           $10.362
Number of accumulation units outstanding
 at end of period                                 573,111           345,699           165,194           150,612            54,133
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                      $18.593           $13.160           $11.783           $10.664           $10.000(1)
Value at end of period                            $14.898           $18.593           $13.160           $11.783           $10.664
Number of accumulation units outstanding
 at end of period                                  25,964            10,723             9,217            20,273             3,820
FIDELITY VIP II CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period                      $21.908           $17.800           $13.825           $11.243           $10.000(1)
Value at end of period                            $20.265           $21.908           $17.800           $13.825           $11.243
Number of accumulation units outstanding
 at end of period                                 427,085           357,610           254,734           266,396            95,199
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                      $31.514           $14.114           $10.613            $9.510           $10.000(1)
Value at end of period                            $21.284           $31.514           $14.114           $10.613            $9.510
Number of accumulation units outstanding
 at end of period                                 910,896           638,670           375,663           416,100           125,232
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                      $22.431           $17.865           $13.431           $11.105           $10.000(1)
Value at end of period                            $21.724           $22.431           $17.865           $13.431           $11.105
Number of accumulation units outstanding
 at end of period                                 336,661           232,279            81,983            42,699             9,188
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $13.127           $13.043           $12.069           $10.902           $10.000(2)
Value at end of period                            $13.817           $13.127           $13.043           $12.069           $10.902
Number of accumulation units outstanding
 at end of period                                  58,110            69,212            36,740            29,665             1,402
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $25.378           $17.794           $13.242           $10.891           $10.000(1)
Value at end of period                            $21.481           $25.378           $17.794           $13.242           $10.891
Number of accumulation units outstanding
 at end of period                                 341,721           187,296            53,448            92,666            39,841
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                      $28.619           $17.569           $13.757           $11.370           $10.000(1)
Value at end of period                            $23.907           $28.619           $17.569           $13.757           $11.370
Number of accumulation units outstanding
 at end of period                                 858,504           643,914           427,855           555,448           151,935
JANUS TWENTY FUND
Value at beginning of period                       $8.308(2)
Value at end of period                             $7.345
Number of accumulation units outstanding
 at end of period                                      74
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $15.760           $10.039           $10.182(3)
Value at end of period                            $16.407           $15.760           $10.039
Number of accumulation units outstanding
 at end of period                                  48,074               544               144
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                      $10.099            $9.915           $10.037(3)
Value at end of period                            $10.268           $10.099            $9.915
Number of accumulation units outstanding
 at end of period                                   5,541             1,106               614
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                      $10.871            $9.619           $12.082           $11.383           $10.000(1)
Value at end of period                            $12.747           $10.871            $9.619           $12.082           $11.383
Number of accumulation units outstanding
 at end of period                                  19,716            51,656            51,077            85,577             5,295
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $23.087           $15.664           $12.478           $12.296(3)
Value at end of period                            $21.561           $23.087           $15.664           $12.478
Number of accumulation units outstanding
 at end of period                                 214,279           121,012           103,317            96,338
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $19.080           $12.767            $9.940           $10.062(3)
Value at end of period                            $13.460           $19.080           $12.767            $9.940
Number of accumulation units outstanding
 at end of period                                 526,040           684,437           626,638           795,375

------------------------------------------------------------------

                                                  2000              1999              1998              1997              1996
                                                  ----              ----              ----              ----              ----
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $13.064           $10.633            $8.727            $8.897(3)
Value at end of period                            $12.361           $13.064           $10.633            $8.727
Number of accumulation units outstanding
 at end of period                                 344,610           259,783           237,867           484,407
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $21.327           $13.592           $11.522           $11.376(3)
Value at end of period                            $16.987           $21.327           $13.592           $11.522
Number of accumulation units outstanding
 at end of period                                 237,253           248,204           234,075           351,150
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                      $20.418           $16.851           $13.332           $13.062(3)
Value at end of period                            $20.219           $20.418           $16.851           $13.332
Number of accumulation units outstanding
 at end of period                                 310,665           257,759           197,938           238,562

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
                  (2)   Funds were first received in this option during November
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during June 1999.
                  (2)   Funds were first received in this option during May 1999.
                  (3)   Funds were first received in this option during July 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during May 1998.
                  (2)   Funds were first received in this option during June 1998.
                  (3)   Funds were first received in this option during July 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during August 1997.
                  (2)   Funds were first received in this option during December
                        1997.
                  (3)   Funds were first received in this option during November
                        1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        May 1996 when the fund became available under the contract, when funds were first received in this option or when the
                        applicable daily asset charge was first utilized.
                  (2)   The initial accumulation unit value was established during
                        August 1996 when the fund became available under the
                        contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE IX
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                  2000                1999              1998              1997             1996
                                                  ----                ----              ----              ----             ----
AETNA ASCENT VP
Value at beginning of period                       $15.915            $14.057           $13.613         $11.468          $10.000(1)
Value at end of period                             $15.652            $15.915           $14.057         $13.613          $11.468
Number of accumulation units
 outstanding at end of period                      409,441            412,579           520,438          14,463               13
AETNA BALANCED VP, INC.
Value at beginning of period                       $17.208            $15.300           $13.215         $13.054(1)
Value at end of period                             $16.942            $17.208           $15.300         $13.215
Number of accumulation units
 outstanding at end of period                    2,074,748          2,306,988         2,019,116          57,737
AETNA BOND VP
Value at beginning of period                       $11.846            $12.054           $11.258         $10.500          $10.000(1)
Value at end of period                             $12.859            $11.846           $12.054         $11.258          $10.500
Number of accumulation units
 outstanding at end of period                    1,038,668          1,191,777           802,876          64,958              679
AETNA CROSSROADS VP
Value at beginning of period                       $14.840            $13.600           $12.970         $12.945(2)
Value at end of period                             $14.754            $14.840           $13.600         $12.970
Number of accumulation units
 outstanding at end of period                      135,911            122,393           168,964           2,786
AETNA GROWTH VP
Value at beginning of period                       $24.039            $17.989           $12.674(1)
Value at end of period                             $20.955            $24.039           $17.989
Number of accumulation units
 outstanding at end of period                      755,686            550,970           194,081
AETNA GROWTH AND INCOME VP
Value at beginning of period                       $19.429            $16.713           $14.744         $11.465          $10.000(1)
Value at end of period                             $17.127            $19.429           $16.713         $14.744          $11.465
Number of accumulation units
 outstanding at end of period                   10,368,984         12,501,599         9,871,041         362,675           13,125
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                       $23.235            $18.880           $14.491         $14.289(3)
Value at end of period                             $20.841            $23.235           $18.880         $14.491
Number of accumulation units
 Outstanding at end of period                    1,994,038          1,544,113           648,540              29
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                       $12.508            $10.909            $7.996(2)
Value at end of period                             $14.851            $12.508           $10.909
Number of accumulation units
 outstanding at end of period                      174,355             62,742            24,016
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                        $9.686             $8.831            $9.580(3)
Value at end of period                             $10.531             $9.686            $8.831
Number of accumulation units
 outstanding at end of period                       70,028             63,842            27,047
AETNA INTERNATIONAL VP
Value at beginning of period                       $14.656             $9.781           $10.061(4)
Value at end of period                             $11.561            $14.656            $9.781
Number of accumulation units
 outstanding at end of period                       49,309             54,742            14,898
AETNA LEGACY VP
Value at beginning of period                       $13.874            $13.084           $12.358         $12.242(4)
Value at end of period                             $14.397            $13.874           $13.084         $12.358
Number of accumulation units
 outstanding at end of period                      188,329            197,881           190,406              64
AETNA MONEY MARKET VP
Value at beginning of period                       $11.654            $11.202           $10.729         $10.274          $10.000(1)
Value at end of period                             $12.274            $11.654           $11.202         $10.729          $10.274
Number of accumulation units
 outstanding at end of period                    1,864,850          2,142,834         1,039,909          65,496            1,551
AETNA SMALL COMPANY VP
Value at beginning of period                       $17.737            $13.692           $14.234(5)
Value at end of period                             $18.742            $17.737           $13.692
Number of accumulation units
 outstanding at end of period                      569,784            405,202           404,068
AETNA TECHNOLOGY VP
Value at beginning of period                        $9.995(1)
Value at end of period                              $5.838
Number of accumulation units
 outstanding at end of period                      490,482
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                       $19.059            $16.099           $12.765(1)
Value at end of period                             $20.795            $19.059           $16.099
Number of accumulation units
 outstanding at end of period                      129,862             94,639            98,683
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                       $13.777             $9.821(1)
Value at end of period                             $12.152            $13.777
Number of accumulation units
 outstanding at end of period                      150,953             13,134

------------------------------------------------------------------

                                                  2000                1999              1998              1997             1996
                                                  ----                ----              ----              ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                       $12.090             $9.382(1)
Value at end of period                              $9.517            $12.090
Number of accumulation units
 outstanding at end of period                      147,926             32,099
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                       $11.736             $9.939(1)
Value at end of period                              $9.928            $11.736
Number of accumulation units
 outstanding at end of period                      549,569            160,745
AIM V.I. VALUE FUND
Value at beginning of period                       $11.526             $9.747(1)
Value at end of period                              $9.740            $11.526
Number of accumulation units
 outstanding at end of period                       79,423             43,172
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                       $16.606            $14.945           $12.983         $12.982(5)
Value at end of period                             $15.927            $16.606           $14.945         $12.983
Number of accumulation units
 outstanding at end of period                      171,211            178,990           108,344          25,620
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                       $15.960            $15.160           $13.718         $13.438(5)
Value at end of period                             $17.132            $15.960           $15.160         $13.718
Number of accumulation units
 outstanding at end of period                      295,866            363,066           409,327          29,808
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                       $23.797            $17.489           $12.663         $10.358          $10.000(1)
Value at end of period                             $20.974            $23.797           $17.489         $12.663          $10.358
Number of accumulation units
 outstanding at end of period                    1,259,926          1,055,742           581,798          61,043               21
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                       $18.559            $13.143           $11.774         $11.818(6)
Value at end of period                             $14.864            $18.559           $13.143         $11.774
Number of accumulation units
 outstanding at end of period                       44,396             53,000            44,183           1,294
FIDELITY VIP II CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period                       $21.868            $17.776           $13.814         $11.239          $10.000(1)
Value at end of period                             $20.218            $21.868           $17.776         $13.814          $11.239
Number of accumulation units
 outstanding at end of period                    1,562,971          1,508,807         1,138,180         139,417           20,020
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                       $31.457            $14.096           $10.604          $9.507          $10.000(1)
Value at end of period                             $21.235            $31.457           $14.096         $10.604           $9.507
Number of accumulation units
 outstanding at end of period                    2,444,196          1,788,826           997,760         106,350           17,055
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                       $22.390            $17.841           $13.420         $13.490(5)
Value at end of period                             $21.674            $22.390           $17.841         $13.420
Number of accumulation units
 outstanding at end of period                    1,132,981            695,263           184,550           5,846
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                       $13.104            $13.026           $12.059         $10.857(6)
Value at end of period                             $13.785            $13.104           $13.026         $12.059
Number of accumulation units
 outstanding at end of period                      435,195            460,612           414,151          12,527
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                       $25.332            $17.770           $13.231         $10.929(6)
Value at end of period                             $21.431            $25.332           $17.770         $13.231
Number of accumulation units
 outstanding at end of period                      714,656            535,269           220,151          17,098
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                       $28.567            $17.545           $13.746         $11.366          $10.000(1)
Value at end of period                             $23.852            $28.567           $17.545         $13.746          $11.366
Number of accumulation units
 outstanding at end of period                    3,118,616          2,675,141         2,151,202         207,630           36,305
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                       $15.747            $10.036            $9.484(6)
Value at end of period                             $16.385            $15.747           $10.036
Number of accumulation units
 outstanding at end of period                      125,077             20,246             5,395
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $10.091             $9.912            $9.991(4)
Value at end of period                             $10.254            $10.091            $9.912
Number of accumulation units
 outstanding at end of period                       18,473             12,847             7,329
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                       $10.851             $9.606           $12.072         $13.838(5)
Value at end of period                             $12.717            $10.851            $9.606         $12.072
Number of accumulation units
 outstanding at end of period                       79,617             87,038            75,695          12,963
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                       $23.045            $15.644           $12.467         $12.287(3)
Value at end of period                             $21.512            $23.045           $15.644         $12.467
Number of accumulation units
 outstanding at end of period                      862,760            416,660           291,492          68,968
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                       $19.045            $12.750            $9.932         $10.054(3)
Value at end of period                             $13.429            $19.045           $12.750          $9.932
Number of accumulation units
 outstanding at end of period                    2,470,780          2,526,497         2,223,125         180,890
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                       $13.040            $10.619            $8.720          $8.890(3)
Value at end of period                             $12.332            $13.040           $10.619          $8.720
Number of accumulation units
 outstanding at end of period                      886,127            854,700           741,693          55,616

------------------------------------------------------------------

                                                  2000                1999              1998              1997             1996
                                                  ----                ----              ----              ----             ----
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period                       $21.289            $13.574           $11.512         $11.367(3)
Value at end of period                             $16.948            $21.289           $13.574         $11.512
Number of accumulation units
 outstanding at end of period                      843,398            868,603           715,389          80,978
PPI T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                       $20.381            $16.829           $13.321         $13.052(3)
Value at end of period                             $20.172            $20.381           $16.829         $13.321
Number of accumulation units
 outstanding at end of period                      537,292            666,142           767,053          65,906

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during May 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during January
                        1998.
                  (2)   Funds were first received in this option during September
                        1998.
                  (3)   Funds were first received in this option during July 1998.
                  (4)   Funds were first received in this option during May 1998.
                  (5)   Funds were first received in this option during February
                        1998.
                  (6)   Funds were first received in this option during August 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during July 1997.
                  (2)   Funds were first received in this option during September
                        1997.
                  (3)   Funds were first received in this option during November
                        1997.
                  (4)   Funds were first received in this option during February
                        1997.
                  (5)   Funds were first received in this option during October
                        1997.
                  (6)   Funds were first received in this option during January
                        1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        May 1996 when the fund became available under the contract, when funds were first received in this option or when the
                        applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE X
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                  2000               1999               1998               1997
                                                                  ----               ----               ----               ----
AETNA ASCENT VP
Value at beginning of period                                    $15.886            $14.039            $13.602            $11.629(1)
Value at end of period                                          $15.616            $15.886            $14.039            $13.602
Number of accumulation units outstanding at end of
 period                                                          52,034             33,325             55,886             24,508
AETNA BALANCED VP, INC.
Value at beginning of period                                    $17.177            $15.279            $13.204            $12.677(2)
Value at end of period                                          $16.903            $17.177            $15.279            $13.204
Number of accumulation units outstanding at end of
 period                                                         143,923            103,305             61,615              4,205
AETNA BOND VP
Value at beginning of period                                    $11.824            $12.038            $11.249            $10.587(1)
Value at end of period                                          $12.829            $11.824            $12.038            $11.249
Number of accumulation units outstanding at end of
 period                                                          59,398             54,350             50,220             11,619
AETNA CROSSROADS VP
Value at beginning of period                                    $14.813            $13.582            $12.959            $11.292(1)
Value at end of period                                          $14.719            $14.813            $13.582            $12.959
Number of accumulation units outstanding at end of
 period                                                          51,578             40,690             38,257             12,847
AETNA GROWTH VP
Value at beginning of period                                    $24.006            $17.974            $13.192            $13.184(3)
Value at end of period                                          $20.916            $24.006            $17.974            $13.192
Number of accumulation units outstanding at end of
 period                                                          64,832             44,979             23,219                 31
AETNA GROWTH AND INCOME VP
Value at beginning of period                                    $19.393            $16.691            $14.732            $12.312(1)
Value at end of period                                          $17.087            $19.393            $16.691            $14.732
Number of accumulation units outstanding at end of
 period                                                         499,790            341,405            326,490             44,425
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                    $23.196            $18.859            $14.481            $14.043(2)
Value at end of period                                          $20.796            $23.196            $18.859            $14.481
Number of accumulation units Outstanding at end of
 period                                                         104,346             61,200             51,170              1,083
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                    $12.498            $10.906             $9.624(1)
Value at end of period                                          $14.831            $12.498            $10.906
Number of accumulation units outstanding at end of
 period                                                           9,532                460                168
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                     $9.677             $8.827             $9.530(1)
Value at end of period                                          $10.517             $9.677             $8.827
Number of accumulation units outstanding at end of
 period                                                           3,796              1,538                330
AETNA INTERNATIONAL VP
Value at beginning of period                                    $14.643             $9.778             $8.935(2)
Value at end of period                                          $11.545            $14.643             $9.778
Number of accumulation units outstanding at end of
 period                                                           4,130                417                182
AETNA LEGACY VP
Value at beginning of period                                    $13.848            $13.067            $12.348            $11.009(1)
Value at end of period                                          $14.363            $13.848            $13.067            $12.348
Number of accumulation units outstanding at end of
 period                                                          33,688             38,755             62,453              6,221
AETNA MONEY MARKET VP
Value at beginning of period                                    $11.632            $11.187            $10.720            $10.322(1)
Value at end of period                                          $12.246            $11.632            $11.187            $10.720
Number of accumulation units outstanding at end of
 period                                                          57,153             47,453             43,461              1,863
AETNA SMALL COMPANY VP
Value at beginning of period                                    $17.713            $13.680            $13.674            $12.485(2)
Value at end of period                                          $18.707            $17.713            $13.680            $13.674
Number of accumulation units outstanding at end of
 period                                                          10,887              6,350              5,235                125
AETNA TECHNOLOGY VP
Value at beginning of period                                     $9.202(1)
Value at end of period                                           $5.836
Number of accumulation units outstanding at end of
 period                                                          12,023
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                    $19.033            $16.085            $13.281            $12.796(3)
Value at end of period                                          $20.756            $19.033            $16.085            $13.281
Number of accumulation units outstanding at end of
 period                                                          10,459              4,556              3,648                 17
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                    $13.772             $9.877(1)
Value at end of period                                          $12.142            $13.772
Number of accumulation units outstanding at end of
 period                                                           4,566                611

------------------------------------------------------------------

                                                                  2000               1999               1998               1997
                                                                  ----               ----               ----               ----
AIM V.I. GROWTH FUND
Value at beginning of period                                    $12.085             $9.632(1)
Value at the of period                                           $9.509            $12.085
Number of accumulation units outstanding at end of
 period                                                          15,027                957
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                    $11.732             $9.842(2)
Value at end of period                                           $9.920            $11.732
Number of accumulation units outstanding at end of
 period                                                          31,267             10,546
AIM V.I. VALUE FUND
Value at beginning of period                                    $11.522            $10.384(3)
Value at end of period                                           $9.732            $11.522
Number of accumulation units outstanding at end of
 period                                                           6,440              3,085
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                    $16.576            $14.926            $12.972            $12.278(2)
Value at end of period                                          $15.890            $16.576            $14.926            $12.972
Number of accumulation units outstanding at end of
 period                                                          36,607              8,581             25,822                766
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                    $15.931            $15.140            $13.706            $11.435(1)
Value at end of period                                          $17.092            $15.931            $15.140            $13.706
Number of accumulation units outstanding at end of
 period                                                          60,783             62,832             81,062             34,010
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                    $23.754            $17.466            $12.653            $10.988(1)
Value at end of period                                          $20.926            $23.754            $17.466            $12.653
Number of accumulation units outstanding at end of
 period                                                         122,517             96,712             65,095             22,425
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                    $18.525            $13.126            $11.764            $10.798(1)
Value at end of period                                          $14.830            $18.525            $13.126            $11.764
Number of accumulation units outstanding at end of
 period                                                           7,533              7,698              9,113              3,858
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                                    $21.828            $17.753            $13.802            $12.865(2)
Value at end of period                                          $20.171            $21.828            $17.753            $13.802
Number of accumulation units outstanding at end of
 period                                                         141,388             82,955             90,950              9,650
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                    $31.400            $14.077            $10.596             $8.894(1)
Value at end of period                                          $21.186            $31.400            $14.077            $10.596
Number of accumulation units outstanding at end of
 period                                                         210,616            157,088            114,249             38,785
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                    $22.350            $17.818            $13.409            $11.587(1)
Value at end of period                                          $21.623            $22.350            $17.818            $13.409
Number of accumulation units outstanding at end of
 period                                                         105,285             78,372             37,434             14,527
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                    $13.080            $13.009            $12.049            $11.571(2)
Value at end of period                                          $13.753            $13.080            $13.009            $12.049
Number of accumulation units outstanding at end of
 period                                                          31,503             25,083             13,507                700
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                    $25.286            $17.747            $13.220            $13.078(2)
Value at end of period                                          $21.382            $25.286            $17.747            $13.220
Number of accumulation units outstanding at end of
 period                                                          85,882             49,883             45,804              7,726
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                    $28.515            $17.522            $13.735            $12.089(1)
Value at end of period                                          $23.796            $28.515            $17.522            $13.735
Number of accumulation units outstanding at end of
 period                                                         256,821            199,510            202,768             59,673
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                    $15.734            $10.032             $9.801(3)
Value at end of period                                          $16.363            $15.734            $10.032
Number of accumulation units outstanding at end of
 period                                                           8,495                494                180
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                    $10.082             $9.908             $9.582(4)
Value at end of period                                          $10.240            $10.082             $9.908
Number of accumulation units outstanding at end of
 period                                                           1,936                243                  5
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                    $10.831             $9.594            $12.062            $12.407(2)
Value at end of period                                          $12.688            $10.831             $9.594            $12.062
Number of accumulation units outstanding at end of
 period                                                           3,763              3,378              2,961                791
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                    $23.003            $15.623            $12.457            $12.277(4)
Value at end of period                                          $21.462            $23.003            $15.623            $12.457
Number of accumulation units outstanding at end of
 period                                                          39,672             10,435             25,784              1,514
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                    $19.011            $12.733             $9.923            $10.046(4)
Value at end of period                                          $13.398            $19.011            $12.733             $9.923
Number of accumulation units outstanding at end of
 period                                                         208,959            110,360            102,952             26,577
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                    $13.016            $10.605             $8.713             $8.883(4)
Value at end of period                                          $12.304            $13.016            $10.605             $8.713
Number of accumulation units outstanding at end of
 period                                                          70,123             22,552             40,974              1,465

------------------------------------------------------------------

                                                                  2000               1999               1998               1997
                                                                  ----               ----               ----               ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                    $21.250            $13.556            $11.503            $11.358(4)
Value at end of period                                          $16.908            $21.250            $13.556            $11.503
Number of accumulation units outstanding at end of
 period                                                          48,766             21,942             29,581              8,780
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                    $20.344            $16.806            $13.310            $13.042(4)
Value at end of period                                          $20.125            $20.344            $16.806            $13.310
Number of accumulation units outstanding at end of
 period                                                          84,136             61,161             51,412             18,429

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during May 1999.
                  (2)   Funds were first received in this option during June 1999.
                  (3)   Funds were first received in this option during July 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during July 1998.
                  (2)   Funds were first received in this option during August 1998.
                  (3)   Funds were first received in this option during June 1998.
                  (4)   Funds were first received in this option during October
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during February
                        1997.
                  (2)   Funds were first received in this option during July 1997.
                  (3)   Funds were first received in this option during August 1997.
                  (4)   Funds were first received in this option during November
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE XI
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $15.857          $14.020          $13.590          $13,275(1)
Value at end of period                                               $15.580          $15.857          $14.020          $13.590
Number of accumulation units outstanding at end of period             28,871           29,411            9,573               42
AETNA BALANCED VP, INC.
Value at beginning of period                                         $17.146          $15.259          $13.194          $12.915(1)
Value at end of period                                               $16.864          $17.146          $15.259          $13.194
Number of accumulation units outstanding at end of period             45,823           79,953           10,484              294
AETNA BOND VP
Value at beginning of period                                         $11.803          $12.022          $11.240          $11.219(2)
Value at end of period                                               $12.800          $11.803          $12.022          $11.240
Number of accumulation units outstanding at end of period             17,651           24,571            2,532                6
AETNA CROSSROADS VP
Value at beginning of period                                         $14.786          $13.564          $12.949          $12.904(1)
Value at end of period                                               $14.685          $14.786          $13.564          $12.949
Number of accumulation units outstanding at end of period             47,415           51,462           14,611               14
AETNA GROWTH VP
Value at beginning of period                                         $23.973          $17.958          $13.188          $13.325(1)
Value at end of period                                               $20.878          $23.973          $17.958          $13.188
Number of accumulation units outstanding at end of period              9,211           14,643            1,761               37
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $19.358          $16.669          $14.720          $14.520(1)
Value at end of period                                               $17.047          $19.358          $16.669          $14.720
Number of accumulation units outstanding at end of period            221,198          143,472           33,836              570
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $23.158          $18.837          $14.472          $14.078(1)
Value at end of period                                               $20.751          $23.158          $18.837          $14.472
Number of accumulation units Outstanding at end of period             76,997           65,999           10,488              215
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.487          $10.902           $9.772(1)
Value at end of period                                               $14.811          $12.487          $10.902
Number of accumulation units outstanding at end of period              5,612            1,327                3
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.669           $8.476(1)
Value at end of period                                               $10.503           $9.669
Number of accumulation units outstanding at end of period              1,063            1,596
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.631           $9.800(1)
Value at end of period                                               $11.530          $14.631
Number of accumulation units outstanding at end of period              1,911              767
AETNA LEGACY VP
Value at beginning of period                                         $13.823          $13.050          $12.338          $12.223(3)
Value at end of period                                               $14.330          $13.823          $13.050          $12.338
Number of accumulation units outstanding at end of period             23,916           23,031            3,369              851
AETNA MONEY MARKET VP
Value at beginning of period                                         $11.611          $11.172          $10.711          $10.663(1)
Value at end of period                                               $12.218          $11.611          $11.172          $10.711
Number of accumulation units outstanding at end of period             39,771           25,798            6,784              145
AETNA SMALL COMPANY VP
Value at beginning of period                                         $17.689          $13.668          $13.669          $13.331(1)
Value at end of period                                               $18.673          $17.689          $13.668          $13.669
Number of accumulation units outstanding at end of period              7,637            7,548            6,323              650
AETNA TECHNOLOGY VP
Value at beginning of period                                          $9.939(1)
Value at end of period                                                $5.834
Number of accumulation units outstanding at end of period             20,197
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $19.007          $16.071          $13.276          $12.952(1)
Value at end of period                                               $20.718          $19.007          $16.071          $13.276
Number of accumulation units outstanding at end of period              1,299            1,480            1,219               46
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $13.767          $10.778(2)
Value at end of period                                               $12.132          $13.767
Number of accumulation units outstanding at end of period              1,965              251

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.081          $10.484(2)
Value at the of period                                                $9.501          $12.081
Number of accumulation units outstanding at end of period              2,851               34
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.728          $10.373(2)
Value at end of period                                                $9.912          $11.728
Number of accumulation units outstanding at end of period             24,518              281
AIM V.I. VALUE FUND
Value at beginning of period                                         $11.518          $10.159(2)
Value at end of period                                                $9.724          $11.518
Number of accumulation units outstanding at end of period             14,060              500
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $16.546          $14.906          $13.068(2)
Value at end of period                                               $15.853          $16.546          $14.906
Number of accumulation units outstanding at end of period             15,619           10,085            1,048
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $15.902          $15.120          $13.695          $13.343(1)
Value at end of period                                               $17.053          $15.902          $15.120          $13.695
Number of accumulation units outstanding at end of period             31,932           39,294            4,490              589
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $23.710          $17.443          $12.643          $12.740(1)
Value at end of period                                               $20.877          $23.710          $17.443          $12.643
Number of accumulation units outstanding at end of period             67,647           59,684           13,478              416
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $18.492          $13.108          $11.754          $11.651(2)
Value at end of period                                               $14.795          $18.492          $13.108          $11.754
Number of accumulation units outstanding at end of period              8,320            9,933            1,860                5
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $21.789          $17.729          $13.791          $13.502(1)
Value at end of period                                               $20.124          $21.789          $17.729          $13.791
Number of accumulation units outstanding at end of period             56,051           45,203            5,768              110
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $31.343          $14.059          $10.587          $10.337(1)
Value at end of period                                               $21.137          $31.343          $14.059          $10.587
Number of accumulation units outstanding at end of period             93,122           64,071            3,032              269
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $22.309          $17.794          $13.398          $13.138(1)
Value at end of period                                               $21.573          $22.309          $17.794          $13.398
Number of accumulation units outstanding at end of period             43,941           28,646            4,709              256
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $13.056          $12.992          $12.039          $11.872(1)
Value at end of period                                               $13.722          $13.056          $12.992          $12.039
Number of accumulation units outstanding at end of period              5,815            7,040            2,780               12
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $25.240          $17.723          $13.209          $12.995(1)
Value at end of period                                               $21.332          $25.240          $17.723          $13.209
Number of accumulation units outstanding at end of period             37,392           25,768            2,555              498
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $28.463          $17.499          $13.724          $13.565(1)
Value at end of period                                               $23.741          $28.463          $17.499          $13.724
Number of accumulation units outstanding at end of period             90,052           65,151           14,918              971
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.721          $10.029          $10.160(4)
Value at end of period                                               $16.341          $15.721          $10.029
Number of accumulation units outstanding at end of period              2,579              966               27
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.074           $9.905           $9.720(5)
Value at end of period                                               $10.226          $10.074           $9.905
Number of accumulation units outstanding at end of period                767              783               22
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                         $10.812           $9.581           $8.980(3)
Value at end of period                                               $12.659          $10.812           $9.581
Number of accumulation units outstanding at end of period              1,087            1,354               31
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $22.961          $15.602          $14.846(6)
Value at end of period                                               $21.412          $22.961          $15.602
Number of accumulation units outstanding at end of period             12,813            3,853            1,488
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $18.976          $12.716           $9.915          $10.039(1)
Value at end of period                                               $13.367          $18.976          $12.716           $9.915
Number of accumulation units outstanding at end of period             44,716           34,563            6,017               16
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $12.993          $10.591          $10.008(7)
Value at end of period                                               $12.275          $12.993          $10.591
Number of accumulation units outstanding at end of period             27,356           20,445              121

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $21.211          $13.538          $11.633(2)
Value at end of period                                               $16.869          $21.211          $13.538
Number of accumulation units outstanding at end of period             14,556            7,463            3,300
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $20.307          $16.784          $14.258(8)
Value at end of period                                               $20.079          $20.307          $16.784
Number of accumulation units outstanding at end of period             25,973           23,320            2,769

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during February
                        1999.
                  (2)   Funds were first received in this option during July 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during December
                        1998.
                  (2)   Funds were first received in this option during January
                        1998.
                  (3)   Funds were first received in this option during August 1998.
                  (4)   Funds were first received in this option during July 1998.
                  (5)   Funds were first received in this option during September
                        1998.
                  (6)   Funds were first received in this option during April 1998.
                  (7)   Funds were first received in this option during May 1998.
                  (8)   Funds were first received in this option during February
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during November
                        1997.
                  (2)   Funds were first received in this option during December
                        1997.
                  (3)   Funds were first received in this option during January
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XII
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                               2000               1999               1998               1997               1996
                                               ----               ----               ----               ----               ----
AETNA ASCENT VP
Value at beginning of period                 $15.828            $14.002            $13.579            $11.525(1)
Value at end of period                       $15.544            $15.828            $14.002            $13.579
Number of accumulation units
 outstanding at end
 of period                                    25,072             43,436             26,911              6,392
AETNA BALANCED VP, INC.
Value at beginning of period                 $17.115            $15.239            $13.183            $11.130(1)
Value at end of period                       $16.825            $17.115            $15.239            $13.183
Number of accumulation units
 outstanding at end
 of period                                   165,556            224,431            275,681            250,060
AETNA BOND VP
Value at beginning of period                 $11.781            $12.006            $11.231            $10.476(1)
Value at end of period                       $12.770            $11.781            $12.006            $11.231
Number of accumulation units
 outstanding at end
 of period                                    58,437             88,391            106,179             89,517
AETNA CROSSROADS VP
Value at beginning of period                 $14.759            $13.546            $12.938            $11.182(1)
Value at end of period                       $14.651            $14.759            $13.546            $12.938
Number of accumulation units
 outstanding at end
 of period                                    14,300             34,308             24,882              7,129
AETNA GROWTH VP
Value at beginning of period                 $23.940            $17.943            $13.183            $13.348(2)
Value at end of period                       $20.839            $23.940            $17.943            $13.183
Number of accumulation units
 outstanding at end
 of period                                    16,705             25,113             14,989                118
AETNA GROWTH AND INCOME VP
Value at beginning of period                 $19.323            $16.647            $14.708            $11.805(1)
Value at end of period                       $17.008            $19.323            $16.647            $14.708
Number of accumulation units
 outstanding at end
 of period                                   329,934            514,328            581,226            508,938
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                 $23.120            $18.815            $14.463            $11.663(1)
Value at end of period                       $20.707            $23.120            $18.815            $14.463
Number of accumulation units
 outstanding at end
 of period                                    39,703             49,777             26,210              5,517
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                 $12.477            $10.898             $9.105(1)
Value at end of period                       $14.791            $12.477            $10.898
Number of accumulation units
 outstanding at end
 of period                                     5,064                933                 96
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                  $9.661             $8.821             $9.569(2)
Value at end of period                       $10.489             $9.661             $8.821
Number of accumulation units
 outstanding at end
 of period                                     1,569              3,035              1,234
AETNA INTERNATIONAL VP
Value at beginning of period                 $14.618             $9.771             $9.763(1)
Value at end of period                       $11.514            $14.618             $9.771
Number of accumulation units
 outstanding at end
 of period                                       734                726                167
AETNA LEGACY VP
Value at beginning of period                 $13.798            $13.033            $12.328            $10.927(1)
Value at end of period                       $14.297            $13.798            $13.033            $12.328
Number of accumulation units
 outstanding at end
 of period                                    13,274             19,762             23,052             21,027
AETNA MONEY MARKET VP
Value at beginning of period                 $11.590            $11.158            $10.702            $10.264            $10.000(1)
Value at end of period                       $12.189            $11.590            $11.158            $10.702            $10.264
Number of accumulation units
 outstanding at end
 of period                                    59,675             87,883             76,594             44,265              9,856
AETNA SMALL COMPANY VP
Value at beginning of period                 $17.665            $13.657            $13.664            $13.709(2)
Value at end of period                       $18.638            $17.665            $13.657            $13.664
Number of accumulation units
 outstanding at end
 of period                                    13,933             12,873              9,141                119

------------------------------------------------------------------

                                               2000               1999               1998               1997               1996
                                               ----               ----               ----               ----               ----
AETNA TECHNOLOGY VP
Value at beginning of period                  $9.851(1)
Value at end of period                        $5.832
Number of accumulation units
 outstanding at end of period                  3,756
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                 $18.982            $16.057            $13.271            $13.244(2)
Value at end of period                       $20.679            $18.982            $16.057            $13.271
Number of accumulation units
 outstanding at end
 of period                                     7,948              5,973              4,025                 47
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period                 $13.762             $9.693(1)
Value at end of period                       $12.121            $13.762
Number of accumulation units
 outstanding at end
 of period                                     1,957                518
AIM V.I. GROWTH FUND
Value at beginning of period                 $12.077             $9.380(1)
Value at end of period                        $9.493            $12.077
Number of accumulation units
 outstanding at end
 of period                                     4,197              1,062
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                 $11.724             $9.204(2)
Value at end of period                        $9.903            $11.724
Number of accumulation units
 outstanding at end
 of period                                     7,464                464
AIM V.I. VALUE FUND
Value at beginning of period                 $11.514             $9.747(1)
Value at end of period                        $9.715            $11.514
Number of accumulation units
 outstanding at end
 of period                                     3,149                115
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                 $16.515            $14.886            $12.951            $11.071(1)
Value at end of period                       $15.816            $16.515            $14.886            $12.951
Number of accumulation units
 outstanding at end
 of period                                    23,265             53,770             48,553             37,416
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period                 $15.873            $15.100            $13.684            $10.805            $10.000(1)
Value at end of period                       $17.013            $15.873            $15.100            $13.684            $10.805
Number of accumulation units
 outstanding at end
 of period                                    36,840             77,294             62,313             40,977              4,215
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                 $23.667            $17.420            $12.632            $10.348            $10.000(1)
Value at end of period                       $20.829            $23.667            $17.420            $12.632            $10.348
Number of accumulation units
 outstanding at end
 of period                                    80,859            107,839             70,232             43,953              4,472
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                 $18.458            $13.091            $11.745            $10.662(3)
Value at end of period                       $14.761            $18.458            $13.091            $11.745
Number of accumulation units
 outstanding at end
 of period                                     7,202             10,801              9,778              6,203
FIDELITY VIP II
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                 $21.749            $17.706            $13.780            $11.228            $10.000(1)
Value at end of period                       $20.078            $21.749            $17.706            $13.780            $11.228
Number of accumulation units
 outstanding at end
 of period                                    57,857            112,281             85,591             56,042              4,169
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                 $31.286            $14.040            $10.578             $9.498            $10.000(1)
Value at end of period                       $21.088            $31.286            $14.040            $10.578             $9.498
Number of accumulation units
 outstanding at end
 of period                                   111,951            150,087            103,123             77,340              4,932
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                 $22.269            $17.771            $13.387            $11.090            $10.000(1)
Value at end of period                       $21.523            $22.269            $17.771            $13.387            $11.090
Number of accumulation units
 outstanding at end
 of period                                    75,248             71,007             36,442             15,461                 13
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period                 $13.032            $12.975            $12.029            $10.882(1)
Value at end of period                       $13.690            $13.032            $12.975            $12.029
Number of accumulation units
 outstanding at end
 of period                                     7,770             15,890              8,869              4,140
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                 $25.194            $17.700            $13.198            $11.138(1)
Value at end of period                       $21.283            $25.194            $17.700            $13.198
Number of accumulation units
 outstanding at end
 of period                                    42,066             56,211             39,188             22,179

------------------------------------------------------------------

                                               2000               1999               1998               1997               1996
                                               ----               ----               ----               ----               ----
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                 $28.411            $17.476            $13.712            $11.355            $10.000(1)
Value at end of period                       $23.686            $28.411            $17.476            $13.712            $11.355
Number of accumulation units
 outstanding at end
 of period                                   103,449            163,390            130,326             77,286                  9
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                 $15.707            $10.025             $9.974(2)
Value at end of period                       $16.319            $15.707            $10.025
Number of accumulation units
 outstanding at end
 of period                                     6,903                775                295
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period                 $10.065             $9.902            $10.052(2)
Value at end of period                       $10.213            $10.065             $9.902
Number of accumulation units
 outstanding at end
 of period                                       312              1,186                689
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                 $10.792             $9.568            $12.042            $11.865(1)
Value at end of period                       $12.629            $10.792             $9.568            $12.042
Number of accumulation units
 outstanding at end
 of period                                     5,137              8,711             12,059             12,454
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                 $22.919            $15.582            $12.437            $12.258(3)
Value at end of period                       $21.363            $22.919            $15.582            $12.437
Number of accumulation units
 outstanding at end
 of period                                    51,927             77,458             75,920             79,382
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period                 $18.942            $12.699             $9.907            $10.031(3)
Value at end of period                       $13.336            $18.942            $12.699             $9.907
Number of accumulation units
 outstanding at end
 of period                                    98,119            200,163            196,772            165,668
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                 $12.969            $10.577             $8.698             $8.869(3)
Value at end of period                       $12.247            $12.969            $10.577             $8.698
Number of accumulation units
 outstanding at end
 of period                                    81,794            129,349            135,559            122,863
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                 $21.173            $13.520            $11.484            $11.341(3)
Value at end of period                       $16.830            $21.173            $13.520            $11.484
Number of accumulation units
 outstanding at end
 of period                                    44,357             80,398             88,163             77,528
PPI T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                 $20.270            $16.762            $13.288            $13.021(3)
Value at end of period                       $20.032            $20.270            $16.762            $13.288
Number of accumulation units
 outstanding at end
 of period                                    34,241             62,597             60,127             42,110

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during May 1999.
                  (2)   Funds were first received in this option during August 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during August 1998.
                  (2)   Funds were first received in this option during July 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during January
                        1997.
                  (2)   Funds were first received in this option during September
                        1997.
                  (3)   Funds were first received in this option during November
                        1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        May 1996 when the fund became available under the contract, when funds were first received in this option or when the
                        applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XIII
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $15.799          $13.983          $13.587(1)
Value at end of period                                               $15.508          $15.799          $13.983
Number of accumulation units outstanding at end of period             39,098           47,132           90,247
AETNA BALANCED VP, INC.
Value at beginning of period                                         $17.083          $15.219          $13.676(2)
Value at end of period                                               $16.786          $17.083          $15.219
Number of accumulation units outstanding at end of period             48,482           33,948           33,673
AETNA BOND VP
Value at beginning of period                                         $11.760          $11.990          $11.283(2)
Value at end of period                                               $12.740          $11.760          $11.990
Number of accumulation units outstanding at end of period             28,921           26,798           23,608
AETNA CROSSROADS VP
Value at beginning of period                                         $14.732          $13.528          $12.915(1)
Value at end of period                                               $14.617          $14.732          $13.528
Number of accumulation units outstanding at end of period            371,913          436,389          499,874
AETNA GROWTH VP
Value at beginning of period                                         $23.908          $17.927          $14.173(2)
Value at end of period                                               $20.800          $23.908          $17.927
Number of accumulation units outstanding at end of period             11,753            7,995            7,333
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $19.288          $16.625          $14.696          $13.746(1)
Value at end of period                                               $16.969          $19.288          $16.625          $14.696
Number of accumulation units outstanding at end of period            197,617          192,381          224,761               25
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $23.082          $18.794          $14.453          $13.642(1)
Value at end of period                                               $20.663          $23.082          $18.794          $14.453
Number of accumulation units outstanding at end of period             35,906           32,936           28,911               24
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.466          $10.894           $9.662(3)
Value at end of period                                               $14.771          $12.466          $10.894
Number of accumulation units outstanding at end of period              2,937            1,115              452
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.653           $8.818           $9.244(3)
Value at end of period                                               $10.475           $9.653           $8.818
Number of accumulation units outstanding at end of period              2,253            1,733              989
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.606           $9.768           $9.973(3)
Value at end of period                                               $11.499          $14.606           $9.768
Number of accumulation units outstanding at end of period              1,244              354              123
AETNA LEGACY VP
Value at beginning of period                                         $13.773          $13.015          $12.606(2)
Value at end of period                                               $14.264          $13.773          $13.015
Number of accumulation units outstanding at end of period             17,253           27,715           61,973
AETNA MONEY MARKET VP
Value at beginning of period                                         $11.569          $11.143          $10.761(2)
Value at end of period                                               $12.161          $11.569          $11.143
Number of accumulation units outstanding at end of period             45,352           40,450           15,147
AETNA SMALL COMPANY VP
Value at beginning of period                                         $17.641          $13.645          $14.380(2)
Value at end of period                                               $18.603          $17.641          $13.645
Number of accumulation units outstanding at end of period             13,068           18,254           24,930
AETNA TECHNOLOGY VP
Value at beginning of period                                         $10.021(1)
Value at end of period                                                $5.830
Number of accumulation units outstanding at end of period              7,852
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $18.956          $16.044          $14.033(2)
Value at end of period                                               $20.641          $18.956          $16.044
Number of accumulation units outstanding at end of period              7,678           12,127           12,115
AIM V.I. CAPITAL APPRECIATION FUND
Value a beginning of period                                          $13.758          $10.195(1)
Value at end of period                                               $12.111          $13.758
Number of accumulation units outstanding at end of period              1,368              218

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AIM V.I. GROWTH FUND
Value a beginning of period                                          $12.073           $9.493(2)
Value at end of period                                                $9.485          $12.073
Number of accumulation units outstanding at end of period              6,982              167
AIM V.I. GROWTH AND INCOME FUND
Value a beginning of period                                          $11.720           $9.601(3)
Value at end of period                                                $9.895          $11.720
Number of accumulation units outstanding at end of period             15,556              179
AIM V.I. VALUE FUND
Value a beginning of period                                          $11.510           $9.848(1)
Value at end of period                                                $9.707          $11.510
Number of accumulation units outstanding at end of period              2,497              156
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $16.485          $14.867          $13.354(2)
Value at end of period                                               $15.780          $16.485          $14.867
Number of accumulation units outstanding at end of period              8,799            6,433            2,926
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $15.844          $15.080          $14.168(2)
Value at end of period                                               $16.974          $15.844          $15.080
Number of accumulation units outstanding at end of period             30,503           21,440           13,584
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $23.624          $17.397          $13.438(2)
Value at end of period                                               $20.781          $23.624          $17.397
Number of accumulation units outstanding at end of period             71,710           55,527           58,305
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $18.424          $13.074           $12.43(2)
Value at end of period                                               $14.727          $18.424          $13.074
Number of accumulation units outstanding at end of period              3,777            2,471            5,797
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $21.710          $17.683          $13.768          $12.889(2)
Value at end of period                                               $20.031          $21.710          $17.683          $13.768
Number of accumulation units outstanding at end of period             35,454           29,986           29,528               27
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $31.229          $14.022          $10.956(2)
Value at end of period                                               $21.039          $31.229          $14.022
Number of accumulation units outstanding at end of period             85,842           67,583           43,050
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $22.228          $17.747          $14.246(2)
Value at end of period                                               $21.474          $22.228          $17.747
Number of accumulation units outstanding at end of period             32,903           22,044           21,105
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $13.008          $12.958          $12.212(2)
Value at end of period                                               $13.658          $13.008          $12.958
Number of accumulation units outstanding at end of period              9,742            6,648           13,990
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $25.148          $17.677          $14.218(2)
Value at end of period                                               $21.234          $25.148          $17.677
Number of accumulation units outstanding at end of period             46,995           32,113           19,754
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $28.360          $17.453          $13.701          $13.856(2)
Value at end of period                                               $23.632          $28.360          $17.453          $13.701
Number of accumulation units outstanding at end of period             64,986           50,750           46,824               27
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.694           $9.897(4)
Value at end of period                                               $16.297          $15.694
Number of accumulation units outstanding at end of period              3,943              132
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.057           $9.898           $9.905(4)
Value at end of period                                               $10.199          $10.057           $9.898
Number of accumulation units outstanding at end of period                334               89               57
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                         $10.772           $9.556          $11.980(3)
Value at end of period                                               $12.600          $10.772           $9.556
Number of accumulation units outstanding at end of period              2,780            2,437            2,826
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $22.878          $15.561          $13.387(2)
Value at end of period                                               $21.313          $22.878          $15.561
Number of accumulation units outstanding at end of period             21,154           19,495           19,782
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $18.907          $12.683          $11.093(2)
Value at end of period                                               $13.305          $18.907          $12.683
Number of accumulation units outstanding at end of period             76,968           69,822           88,261
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $12.945          $10.563           $9.310(2)
Value at end of period                                               $12.218          $12.945          $10.563
Number of accumulation units outstanding at end of period             34,058           33,672           49,879

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $21.134          $13.502          $12.274(2)
Value at end of period                                               $16.791          $21.134          $13.502
Number of accumulation units outstanding at end of period             19,314           15,623           13,604
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $20.233          $16.740          $14.232(2)
Value at end of period                                               $19.986          $20.233          $16.740
Number of accumulation units outstanding at end of period             21,355           24,522           45,971

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during September
                        1999.
                  (2)   Funds were first received in this option during August 1999.
                  (3)   Funds were first received in this option during June 1999.
                  (4)   Funds were first received in this option during February
                        1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during January
                        1998.
                  (2)   Funds were first received in this option during February
                        1998.
                  (3)   Funds were first received in this option during June 1998.
                  (4)   Funds were first received in this option during December
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during July 1997.
                  (2)   Funds were first received in this option during June 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XIV
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000
                                                                       ----
AETNA ASCENT VP
Value at beginning of period                                         $16.103(1)
Value at end of period                                               $15.400
Number of accumulation units outstanding at end of period                 13
AETNA BALANCED VP, INC.
Value at beginning of period                                         $16.663(1)
Value at end of period                                               $16.670
Number of accumulation units outstanding at end of period                 74
AETNA BOND VP
Value at beginning of period                                         $11.769(1)
Value at end of period                                               $12.652
Number of accumulation units outstanding at end of period                 58
AETNA CROSSROADS VP
Value at beginning of period                                         $14.793(1)
Value at end of period                                               $14.516
Number of accumulation units outstanding at end of period                  4
AETNA GROWTH VP
Value at beginning of period                                         $23.242(1)
Value at end of period                                               $20.684
Number of accumulation units outstanding at end of period                194
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $18.079(1)
Value at end of period                                               $16.851
Number of accumulation units outstanding at end of period                 66
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $21.210(1)
Value at end of period                                               $20.530
Number of accumulation units outstanding at end of period                167
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.420(1)
Value at end of period                                               $14.712
Number of accumulation units outstanding at end of period                101
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.777(1)
Value at end of period                                               $10.433
Number of accumulation units outstanding at end of period                 15
AETNA INTERNATIONAL VP
Value at beginning of period                                         $15.783(1)
Value at end of period                                               $11.453
Number of accumulation units outstanding at end of period                  7
AETNA MONEY MARKET VP
Value at beginning of period                                         $11.577(1)
Value at end of period                                               $12.077
Number of accumulation units outstanding at end of period                 47
AETNA SMALL COMPANY VP
Value at beginning of period                                         $22.460(1)
Value at end of period                                               $18.499
Number of accumulation units outstanding at end of period                132
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $17.510(1)
Value at end of period                                               $20.526
Number of accumulation units outstanding at end of period                 28
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $14.449(1)
Value at end of period                                               $12.081
Number of accumulation units outstanding at end of period                 91
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.477(1)
Value at end of period                                                $9.461
Number of accumulation units outstanding at end of period                 67
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.204(1)
Value at end of period                                                $9.870
Number of accumulation units outstanding at end of period                 32

------------------------------------------------------------------

                                                                       2000
                                                                       ----
AIM V.I. VALUE FUND
Value at beginning of period                                         $11.307(1)
Value at end of period                                                $9.683
Number of accumulation units outstanding at end of period                165
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $15.730(1)
Value at end of period                                               $15.670
Number of accumulation units outstanding at end of period                170
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $13.910(1)
Value at end of period                                               $16.856
Number of accumulation units outstanding at end of period                 79
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $23.491(1)
Value at end of period                                               $20.637
Number of accumulation units outstanding at end of period                569
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $17.843(1)
Value at end of period                                               $14.625
Number of accumulation units outstanding at end of period                 14
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $20.986(1)
Value at end of period                                               $19.892
Number of accumulation units outstanding at end of period                110
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $30.334(2)
Value at end of period                                               $20.893
Number of accumulation units outstanding at end of period              1,476
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $21.906(1)
Value at end of period                                               $21.325
Number of accumulation units outstanding at end of period                374
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $13.025(1)
Value at end of period                                               $13.563
Number of accumulation units outstanding at end of period                 90
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $24.785(1)
Value at end of period                                               $21.086
Number of accumulation units outstanding at end of period                385
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $27.255(2)
Value at end of period                                               $23.468
Number of accumulation units outstanding at end of period                503
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.714(2)
Value at end of period                                               $16.231
Number of accumulation units outstanding at end of period                106
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $24.002(1)
Value at end of period                                               $21.165
Number of accumulation units outstanding at end of period                 32
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $17.600(2)
Value at end of period                                               $13.213
Number of accumulation units outstanding at end of period                199
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $12.502(1)
Value at end of period                                               $12.133
Number of accumulation units outstanding at end of period                 49
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $19.539(1)
Value at end of period                                               $19.847
Number of accumulation units outstanding at end of period                 88

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during February
                        2000.
                  (2)   Funds were first received in this option during January
                        2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE XV
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
         ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $15.770          $13.965          $13.557          $12.564(1)
Value at end of period                                               $15.472          $15.770          $13.965          $13.557
Number of accumulation units outstanding at end of period              4,619            1,617            1,249              253
AETNA BALANCED VP, INC.
Value at beginning of period                                         $17.052          $15.199          $13.161          $11.921(1)
Value at end of period                                               $16.747          $17.052          $15.199          $13.161
Number of accumulation units outstanding at end of period              6,532            2,089            1,535              133
AETNA BOND VP
Value at beginning of period                                         $11.738          $11.975          $11.217(1)
Value at end of period                                               $12.711          $11.738          $11.975
Number of accumulation units outstanding at end of period              9,827              521            1,197
AETNA CROSSROADS VP
Value at beginning of period                                         $14.705          $13.510          $12.917          $12.024(1)
Value at end of period                                               $14.584          $14.705          $13.510          $12.917
Number of accumulation units outstanding at end of period             11,050            9,107            8,075               93
AETNA GROWTH VP
Value at beginning of period                                         $23.875          $17.912          $12.876(1)
Value at end of period                                               $20.761          $23.875          $17.912
Number of accumulation units outstanding at end of period             10,084            7,486            5,419
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $19.253          $16.603          $14.684          $12.851(2)
Value at end of period                                               $16.929          $19.253          $16.603          $14.684
Number of accumulation units outstanding at end of period             53,513           35,468           35,133            1,646
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $23.044          $18.772          $14.444          $14.070(3)
Value at end of period                                               $20.618          $23.044          $18.772          $14.444
Number of accumulation units outstanding at end of period             23,353            6,043              594               10
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.455          $10.154(1)
Value at end of period                                               $14.751          $12.455
Number of accumulation units outstanding at end of period              2,019            1,234
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $8.614(1)
Value at end of period                                               $10.461
Number of accumulation units outstanding at end of period                693
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.594          $10.086(1)
Value at end of period                                               $11.484          $14.594
Number of accumulation units outstanding at end of period              1,174              126
AETNA LEGACY VP
Value at beginning of period                                         $13.748          $12.998          $12.308          $12.362(4)
Value at end of period                                               $14.231          $13.748          $12.998          $12.308
Number of accumulation units outstanding at end of period              7,350            5,897            5,866                2
AETNA MONEY MARKET VP
Value at beginning of period                                         $11.548          $11.128          $10.746(2)
Value at end of period                                               $12.133          $11.548          $11.128
Number of accumulation units outstanding at end of period             24,433           11,404            6,649
AETNA SMALL COMPANY VP
Value at beginning of period                                         $17.617          $13.633          $13.203(1)
Value at end of period                                               $18.568          $17.617          $13.633
Number of accumulation units outstanding at end of period              9,885            8,928            7,548
AETNA TECHNOLOGY VP
Value at beginning of period                                          $9.934(2)
Value at end of period                                                $5.828
Number of accumulation units outstanding at end of period              2,632
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $18.930          $16.030          $12.844(1)
Value at end of period                                               $20.602          $18.930          $16.030
Number of accumulation units outstanding at end of period              1,988            2,022            1,234
AIM V.I. CAPITAL APPRECIATION FUND
Value a beginning of period                                          $13.753          $12.638(2)
Value at end of period                                               $12.101          $13.753
Number of accumulation units outstanding at end of period              4,931               17

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AIM V.I. GROWTH FUND
Value a beginning of period                                          $12.069           $9.783(3)
Value at end of period                                                $9.477          $12.069
Number of accumulation units outstanding at end of period              7,192               23
AIM V.I. GROWTH AND INCOME FUND
Value a beginning of period                                          $11.716           $9.470(3)
Value at end of period                                                $9.887          $11.716
Number of accumulation units outstanding at end of period              7,623               22
AIM V.I. VALUE FUND
Value a beginning of period                                          $10.796(3)
Value at end of period                                                $9.699
Number of accumulation units outstanding at end of period             16,464
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $16.455          $14.847          $12.930          $12.790(5)
Value at end of period                                               $15.743          $16.455          $14.847          $12.930
Number of accumulation units outstanding at end of period                999              270               51                6
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $15.815          $15.061          $13.661          $13.299(5)
Value at end of period                                               $16.935          $15.815          $15.061          $13.661
Number of accumulation units outstanding at end of period             15,146           11,533            8,741                6
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $23.581          $17.374          $12.612          $11.704(1)
Value at end of period                                               $20.733          $23.581          $17.374          $12.612
Number of accumulation units outstanding at end of period             33,790           23,472            9,906              214
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $18.391          $13.056          $11.726          $12.512(3)
Value at end of period                                               $14.693          $18.391          $13.056          $11.726
Number of accumulation units outstanding at end of period              8,005            6,718              688               22
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $21.670          $17.659          $13.757          $11.902(2)
Value at end of period                                               $19.985          $21.670          $17.659          $13.757
Number of accumulation units outstanding at end of period             18,640           13,062           11,737              390
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $31.172          $14.003          $10.561           $9.646(1)
Value at end of period                                               $20.990          $31.172          $14.003          $10.561
Number of accumulation units outstanding at end of period             41,375           17,486            4,812              262
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $22.188          $17.724          $13.370(1)
Value at end of period                                               $21.424          $22.188          $17.724
Number of accumulation units outstanding at end of period             18,356            7,932              798
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $12.985          $12.940          $12.112(1)
Value at end of period                                               $13.626          $12.985          $12.940
Number of accumulation units outstanding at end of period              6,997            1,754              126
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $25.103          $17.653          $13.177          $13.270(3)
Value at end of period                                               $21.184          $25.103          $17.653          $13.177
Number of accumulation units outstanding at end of period             25,076            9,890            5,365               32
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $28.308          $17.430          $13.690          $13.125(1)
Value at end of period                                               $23.577          $28.308          $17.430          $13.690
Number of accumulation units outstanding at end of period             32,758           19,060           10,441              273
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.681          $11.614(4)
Value at end of period                                               $16.275          $15.681
Number of accumulation units outstanding at end of period              3,912                8
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.048           $9.869(5)
Value at end of period                                               $10.185          $10.048
Number of accumulation units outstanding at end of period              2,119                9
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                         $10.753           $9.543          $12.022          $11.717(1)
Value at end of period                                               $11.832          $10.753           $9.543          $12.022
Number of accumulation units outstanding at end of period                  0               71               53               35
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $22.836          $15.541          $12.394(1)
Value at end of period                                               $21.264          $22.836          $15.541
Number of accumulation units outstanding at end of period              6,816            3,709            1,060
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $18.873          $12.666           $9.891          $10.015(5)
Value at end of period                                               $13.274          $18.873          $12.666           $9.891
Number of accumulation units outstanding at end of period             32,839           26,072           21,617               99
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $12.922          $10.549           $8.597(1)
Value at end of period                                               $12.190          $12.922          $10.549
Number of accumulation units outstanding at end of period              4,913            3,583            3,244

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $21.096          $13.485          $11.465          $11.323(5)
Value at end of period                                               $16.752          $21.096          $13.485          $11.465
Number of accumulation units outstanding at end of period              6,896            3,170            2,493              189
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $20.196          $16.718          $13.156(1)
Value at end of period                                               $19.939          $20.196          $16.718
Number of accumulation units outstanding at end of period              2,906            1,434            1,239

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during April 2000.
                  (2)   Funds were first received in this option during June 2000.
                  (3)   Funds were first received in this option during January
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during March 1999.
                  (2)   Funds were first received in this option during December
                        1999.
                  (3)   Funds were first received in this option during October
                        1999.
                  (4)   Funds were first received in this option during August 1999.
                  (5)   Funds were first received in this option during January
                        1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during January
                        1998.
                  (2)   Funds were first received in this option during February
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during June 1997.
                  (2)   Funds were first received in this option during May 1997.
                  (3)   Funds were first received in this option during September
                        1997.
                  (4)   Funds were first received in this option during October
                        1997.
                  (5)   Funds were first received in this option during November
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XVI
  FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $15.742          $13.946          $13.546          $11.759(1)
Value at end of period                                               $15.436          $15.742          $13.946          $13.546
Number of accumulation units outstanding at end of period             12,799            2,120            1,424              855
AETNA BALANCED VP, INC.
Value at beginning of period                                         $17.021          $15.179          $13.150          $11.717(2)
Value at end of period                                               $16.708          $17.021          $15.179          $13.150
Number of accumulation units outstanding at end of period              4,388              113                8              459
AETNA BOND VP
Value at beginning of period                                         $11.717          $11.959          $11.203          $10.974(1)
Value at end of period                                               $12.681          $11.717          $11.959          $11.203
Number of accumulation units outstanding at end of period              7,648           36,650           59,443              279
AETNA CROSSROADS VP
Value at beginning of period                                         $14.679          $13.492          $12.906          $11.380(1)
Value at end of period                                               $14.550          $14.679          $13.492          $12.906
Number of accumulation units outstanding at end of period             14,624              870              521              641
AETNA GROWTH VP
Value at beginning of period                                         $23.843          $18.880(1)
Value at end of period                                               $20.723          $23.843
Number of accumulation units outstanding at end of period              6,817              381
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $19.218          $16.581          $14.672          $12.519(1)
Value at end of period                                               $16.890          $19.218          $16.581          $14.672
Number of accumulation units outstanding at end of period             12,706            4,575            2,880            3,082
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $23.006          $18.751          $14.435          $11.470(3)
Value at end of period                                               $20.574          $23.006          $18.751          $14.435
Number of accumulation units outstanding at end of period             18,316           14,317           12,423            8,665
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.445          $10.887           $9.805(1)
Value at end of period                                               $14.731          $12.445          $10.887
Number of accumulation units outstanding at end of period              1,744              385               41
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.637           $8.812           $8.198(1)
Value at end of period                                               $10.447           $9.637           $8.812
Number of accumulation units outstanding at end of period                 22              468               49
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.582          $10.019(1)
Value at end of period                                               $11.468          $14.582
Number of accumulation units outstanding at end of period                174              149
AETNA LEGACY VP
Value at beginning of period                                         $13.723          $12.981          $12.298          $11.401(2)
Value at end of period                                               $14.198          $13.723          $12.981          $12.298
Number of accumulation units outstanding at end of period              6,774            1,546           30,755               74
AETNA MONEY MARKET VP
Value at beginning of period                                         $11.527          $11.114          $10.676          $10.358(3)
Value at end of period                                               $12.105          $11.527          $11.114          $10.676
Number of accumulation units outstanding at end of period             11,514            5,569           13,000            8,302
AETNA SMALL COMPANY VP
Value at beginning of period                                         $21.056(1)
Value at end of period                                               $18.534
Number of accumulation units outstanding at end of period             14,212
AETNA TECHNOLOGY VP
Value at beginning of period                                         $10.134(2)
Value at end of period                                                $5.826
Number of accumulation units outstanding at end of period                857
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $18.904          $16.016          $15.827(2)
Value at end of period                                               $20.564          $18.904          $16.016
Number of accumulation units outstanding at end of period              8,401              192               88
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $13.748           $9.857(2)
Value at end of period                                               $12.091          $13.748
Number of accumulation units outstanding at end of period                640               54

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.064           $9.916(3)
Value at end of period                                                $9.469          $12.064
Number of accumulation units outstanding at end of period                961              105
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.712          $10.636(4)
Value at end of period                                                $9.878          $11.712
Number of accumulation units outstanding at end of period              4,846              893
AIM V.I. VALUE FUND
Value at beginning of period                                         $11.502          $10.847(4)
Value at end of period                                                $9.691          $11.494
Number of accumulation units outstanding at end of period              1,329               10
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $16.426          $14.827          $12.919          $11.742(2)
Value at end of period                                               $15.707          $16.426          $14.827          $12.919
Number of accumulation units outstanding at end of period              1,433               44               13               44
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $15.786          $15.041          $13.650          $10.942(3)
Value at end of period                                               $16.896          $15.786          $15.041          $13.650
Number of accumulation units outstanding at end of period              6,031            4,118            3,612            7,817
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $23.538          $17.351          $12.601          $10.724(1)
Value at end of period                                               $20.684          $23.538          $17.351          $12.601
Number of accumulation units outstanding at end of period             23,713            7,251            2,636            2,031
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $18.357          $13.039          $11.716          $11.785(1)
Value at end of period                                               $14.659          $18.357          $13.039          $11.716
Number of accumulation units outstanding at end of period              2,481              469              408              348
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $21.631          $17.636          $13.746          $11.031(3)
Value at end of period                                               $19.938          $21.631          $17.636          $13.746
Number of accumulation units outstanding at end of period             10,383           12,867           10,681            7,728
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $31.116          $13.985          $10.552           $8.944(1)
Value at end of period                                               $20.942          $31.116          $13.985          $10.552
Number of accumulation units outstanding at end of period             25,985            9,014            3,586            2,527
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $22.147          $17.701          $13.354          $12.113(2)
Value at end of period                                               $21.374          $22.147          $17.701          $13.354
Number of accumulation units outstanding at end of period             11,435            2,769              668              369
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $12.961          $12.923          $12.225(3)
Value at end of period                                               $13.595          $12.961          $12.923
Number of accumulation units outstanding at end of period              1,972            4,549            8,960
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $25.057          $17.630          $13.166          $10.962(3)
Value at end of period                                               $21.135          $25.057          $17.630          $13.166
Number of accumulation units outstanding at end of period             11,631            4,722              911              637
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $28.257          $17.407          $13.679          $11.961(3)
Value at end of period                                               $23.522          $28.257          $17.407          $13.679
Number of accumulation units outstanding at end of period             22,895           14,291            6,473            2,018
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.668          $10.015           $9.965(2)
Value at end of period                                               $16.253          $15.668          $10.015
Number of accumulation units outstanding at end of period                526               31              139
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.252(2)
Value at end of period                                               $10.172
Number of accumulation units outstanding at end of period                171
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                                                           $12.012          $10.678(3)
Value at end of period                                                                                  $9.340          $12.012
Number of accumulation units outstanding at end of period                                                    0                5
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $22.794          $15.520          $12.406          $12.230(4)
Value at end of period                                               $21.214          $22.794          $15.520          $12.406
Number of accumulation units outstanding at end of period              2,742            4,032            1,074              237
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $18.838          $12.649           $9.883          $10.007(4)
Value at end of period                                               $13.244          $18.838          $12.649           $9.883
Number of accumulation units outstanding at end of period             11,429            7,480            5,462            3,595
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $12.898          $10.535           $8.677           $8.848(4)
Value at end of period                                               $12.162          $12.898          $10.535           $8.677
Number of accumulation units outstanding at end of period              2,272            6,221            5,146            1,788

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $21.057          $13.467          $11.456          $11.314(4)
Value at end of period                                               $16.714          $21.057          $13.467          $11.456
Number of accumulation units outstanding at end of period              1,108              462              313              200
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $20.160          $16.696          $13.256          $12.991(4)
Value at end of period                                               $19.893          $20.160          $16.696          $13.256
Number of accumulation units outstanding at end of period              5,083            3,215            2,748            1,649

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during April 2000.
                  (2)   Funds were first received in this option during July 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during February
                        1999.
                  (2)   Funds were first received in this option during October
                        1999.
                  (3)   Funds were first received in this option during September
                        1999.
                  (4)   Funds were first received in this option during November
                        1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during November
                        1998.
                  (2)   Funds were first received in this option during December
                        1998.
                  (3)   Funds were first received in this option during March 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during May 1997.
                  (2)   Funds were first received in this option during June 1997.
                  (3)   Funds were first received in this option during April 1997.
                  (4)   Funds were first received in this option during November
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XVII
  FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999             1998
                                                                       ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $15.685          $13.910          $14.731(1)
Value at end of period                                               $15.365          $15.685          $13.910
Number of accumulation units outstanding at end of period              3,008              457              136
AETNA BALANCED VP, INC.
Value at beginning of period                                         $16.960          $15.139          $14.278(1)
Value at end of period                                               $16.631          $16.960          $15.139
Number of accumulation units outstanding at end of period              3,655            1,122              533
AETNA BOND VP
Value at beginning of period                                         $11.674          $11.927          $11.423(1)
Value at end of period                                               $12.623          $11.674          $11.927
Number of accumulation units outstanding at end of period              3,130              324              189
AETNA CROSSROADS VP
Value at beginning of period                                         $14.625          $13.457          $13.846(1)
Value at end of period                                               $14.483          $14.625          $13.457
Number of accumulation units outstanding at end of period              4,151            1,479              501
AETNA GROWTH VP
Value at beginning of period                                         $23.778          $17.865          $15.724(1)
Value at end of period                                               $20.646          $23.778          $17.865
Number of accumulation units outstanding at end of period              2,989              746              211
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $19.148          $16.537          $16.562(2)
Value at end of period                                               $16.812          $19.148          $16.537
Number of accumulation units outstanding at end of period             23,600            2,977              934
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $22.930          $18.708          $16.556(1)
Value at end of period                                               $20.486          $22.930          $18.708
Number of accumulation units outstanding at end of period              9,814            1,399              173
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.564(1)
Value at end of period                                               $14.692
Number of accumulation units outstanding at end of period              1,017
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.746(1)
Value at end of period                                               $10.419
Number of accumulation units outstanding at end of period              2,255
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.557          $10.925(1)
Value at end of period                                               $11.437          $14.557
Number of accumulation units outstanding at end of period                423               21
AETNA LEGACY VP
Value at beginning of period                                         $13.673          $12.666(2)
Value at end of period                                               $14.132          $13.673
Number of accumulation units outstanding at end of period              1,038              125
AETNA MONEY MARKET VP
Value at beginning of period                                         $11.485          $11.084          $10.821(1)
Value at end of period                                               $12.049          $11.485          $11.084
Number of accumulation units outstanding at end of period              6,042              441              161
AETNA SMALL COMPANY VP
Value at beginning of period                                         $17.545          $13.598          $11.872(3)
Value at end of period                                               $18.465          $17.545          $13.598
Number of accumulation units outstanding at end of period              2,612              283               72
AETNA TECHNOLOGY VP
Value at beginning of period                                         $10.067(2)
Value at end of period                                                $5.822
Number of accumulation units outstanding at end of period              2,174
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $18.852          $15.988          $15.181(1)
Value at end of period                                               $20.488          $18.852          $15.988
Number of accumulation units outstanding at end of period              1,417              136               39
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $14.449(1)
Value at end of period                                               $12.070
Number of accumulation units outstanding at end of period              4,731

------------------------------------------------------------------

                                                                       2000             1999             1998
                                                                       ----             ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.056          $10.959(3)
Value at end of period                                                $9.453          $12.056
Number of accumulation units outstanding at end of period              2,382                3
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.707(1)
Value at end of period                                                $9.862
Number of accumulation units outstanding at end of period              5,051
AIM V.I. VALUE FUND
Value at beginning of period                                         $11.494          $10.003(4)
Value at end of period                                                $9.675          $11.486
Number of accumulation units outstanding at end of period              1,954              507
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $16.366          $14.950(5)
Value at end of period                                               $15.634          $16.366
Number of accumulation units outstanding at end of period              1,624              508
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $15.729          $15.001          $15.124(1)
Value at end of period                                               $16.817          $15.729          $15.001
Number of accumulation units outstanding at end of period              1,913            1,189            2,077
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $23.453          $17.305          $14.386(1)
Value at end of period                                               $20.589          $23.453          $17.305
Number of accumulation units outstanding at end of period             10,224            6,554            4,116
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $18.291          $13.005          $13.828(1)
Value at end of period                                               $14.591          $18.291          $13.005
Number of accumulation units outstanding at end of period                626              156              113
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $21.552          $17.590          $15.738(2)
Value at end of period                                               $19.846          $21.552          $17.590
Number of accumulation units outstanding at end of period              9,052            3,062            1,990
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $31.003          $13.948          $11.943(2)
Value at end of period                                               $20.845          $31.003          $13.948
Number of accumulation units outstanding at end of period             18,685            2,357            1,441
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $22.067          $17.654          $15.102(1)
Value at end of period                                               $21.276          $22.067          $17.654
Number of accumulation units outstanding at end of period             23,489            1,224              564
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $12.914          $12.889          $12.375(1)
Value at end of period                                               $13.532          $12.914          $12.889
Number of accumulation units outstanding at end of period              5,876              169               30
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $24.966          $17.584          $15.123(1)
Value at end of period                                               $21.038          $24.966          $17.584
Number of accumulation units outstanding at end of period              6,689            3,143            2,368
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $28.154          $17.361          $16.231(2)
Value at end of period                                               $23.414          $28.154          $17.361
Number of accumulation units outstanding at end of period             18,965            2,148              649
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.641          $10.008          $10.041(4)
Value at end of period                                               $16.210          $15.641          $10.008
Number of accumulation units outstanding at end of period              1,536               31               14
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.064(1)
Value at end of period                                               $10.144
Number of accumulation units outstanding at end of period                710
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $22.712          $15.479          $14.631(1)
Value at end of period                                               $21.116          $22.712          $15.479
Number of accumulation units outstanding at end of period              1,603               95               46
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $18.770          $12.616          $11.707(1)
Value at end of period                                               $13.182          $18.770          $12.616
Number of accumulation units outstanding at end of period              3,932            1,615              928
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $12.851          $10.507           $9.977(1)
Value at end of period                                               $12.105          $12.851          $10.507
Number of accumulation units outstanding at end of period              3,599              406              220
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $20.981          $13.431          $13.542(1)
Value at end of period                                               $16.636          $20.981          $13.431
Number of accumulation units outstanding at end of period              1,838              182              125

------------------------------------------------------------------

                                                                       2000             1999             1998
                                                                       ----             ----             ----
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $20.086          $16.652          $15.190(1)
Value at end of period                                               $19.801          $20.086          $16.652
Number of accumulation units outstanding at end of period              2,103            2,478            1,525

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during February
                        2000.
                  (2)   Funds were first received in this option during July 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during July 1999.
                  (2)   Funds were first received in this option during March 1999.
                  (3)   Funds were first received in this option during November
                        1999.
                  (4)   Funds were first received in this option during August 1999.
                  (5)   Funds were first received in this option during February
                        1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during May 1998.
                  (2)   Funds were first received in this option during April 1998.
                  (3)   Funds were first received in this option during September
                        1998.
                  (4)   Funds were first received in this option during July 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XVIII
  FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                       2000             1999             1998             1997             1996
                                                       ----             ----             ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                         $15.628          $13.873          $13.502          $11.422(1)
Value at end of period                               $15.294          $15.628          $13.873          $13.502
Number of accumulation units outstanding at
 end of period                                           671           12,770           14,280            9,985
AETNA BALANCED VP, INC.
Value at beginning of period                         $16.898          $15.099          $13.107          $11.009(1)
Value at end of period                               $16.554          $16.898          $15.099          $13.107
Number of accumulation units outstanding at
 end of period                                           409           10,946            9,091            7,997
AETNA BOND VP
Value at beginning of period                         $11.632          $11.896          $11.166          $10.442(1)
Value at end of period                               $12.564          $11.632          $11.896          $11.166
Number of accumulation units outstanding at
 end of period                                           695            6,253           27,680            2,940
AETNA CROSSROADS VP
Value at beginning of period                         $14.572          $13.421          $12.864          $11.093(1)
Value at end of period                               $14.416          $14.572          $13.421          $12.864
Number of accumulation units outstanding at
 end of period                                           472           15,405           22,768           30,806
AETNA GROWTH VP
Value at beginning of period                         $23.713          $17.834          $13.027(1)
Value at end of period                               $20.569          $23.713          $17.834
Number of accumulation units outstanding at
 end of period                                         5,215            5,473            3,470
AETNA GROWTH AND INCOME VP
Value at beginning of period                         $19.078          $16.493          $14.624          $11.429          $10.000(1)
Value at end of period                               $16.734          $19.078          $16.493          $14.624          $11.429
Number of accumulation units outstanding at
 end of period                                        13,522           55,797           47,950           40,309                5
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                         $22.855          $18.665          $14.397          $11.374(1)
Value at end of period                               $20.399          $22.855          $18.665          $14.397
Number of accumulation units outstanding at
 end of period                                         6,603           22,097           16,814            3,156
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                         $12.403          $10.872           $9.216(2)
Value at end of period                               $14.653          $12.403          $10.872
Number of accumulation units outstanding at
 end of period                                           341              161               45
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                          $9.604           $8.800           $7.150(2)
Value at end of period                               $10.391           $9.604           $8.800
Number of accumulation units outstanding at
 end of period                                           117              233               78
AETNA INTERNATIONAL VP
Value at beginning of period                         $14.532          $10.050(1)
Value at end of period                               $11.407          $14.532
Number of accumulation units outstanding at
 end of period                                           232               36
AETNA LEGACY VP
Value at beginning of period                         $13.623          $12.913          $12.257          $10.835(2)
Value at end of period                               $14.067          $13.623          $12.913          $12.257
Number of accumulation units outstanding at
 end of period                                           370            7,896           14,097           14,983
AETNA MONEY MARKET VP
Value at beginning of period                         $11.443          $11.055          $10.641          $10.249(1)
Value at end of period                               $11.993          $11.443          $11.055          $10.641
Number of accumulation units outstanding at
 end of period                                         1,424           14,503           13,218           13,868
AETNA SMALL COMPANY VP
Value at beginning of period                         $17.497          $13.574          $13.629          $13.952(3)
Value at end of period                               $18.396          $17.497          $13.574          $13.629
Number of accumulation units outstanding at
 end of period                                         1,486            3,951            3,581               47
AETNA TECHNOLOGY VP
Value at beginning of period                         $10.630(1)
Value at end of period                                $5.818
Number of accumulation units outstanding at
 end of period                                             7
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                         $18.801          $15.960          $13.237          $12.103(4)
Value at end of period                               $20.412          $18.801          $15.960          $13.237
Number of accumulation units outstanding at
 end of period                                           461            2,344            2,432              795
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                         $14.116(2)
Value at end of period                               $12.050
Number of accumulation units outstanding at
 end of period                                         1,233

------------------------------------------------------------------

                                                       2000             1999             1998             1997             1996
                                                       ----             ----             ----             ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                         $12.048           $9.898(2)
Value at end of period                                $9.437          $12.048
Number of accumulation units outstanding at
 end of period                                           343              135
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                         $11.695           $9.550(3)
Value at end of period                                $9.845          $11.695
Number of accumulation units outstanding at
 end of period                                         3,046               22
AIM V.I. VALUE FUND
Value at beginning of period                         $11.486          $10.442(4)
Value at end of period                                $9.658          $11.502
Number of accumulation units outstanding at
 end of period                                           588               67
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                         $16.306          $14.749          $12.877          $10.955(1)
Value at end of period                               $15.562          $16.306          $14.749          $12.877
Number of accumulation units outstanding at
 end of period                                           148            3,026            1,709            1,007
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                         $15.672          $14.961          $13.606          $10.905(1)
Value at end of period                               $16.740          $15.672          $14.961          $13.606
Number of accumulation units outstanding at
 end of period                                         4,922           11,235            9,414            9,207
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                         $23.368          $17.259          $12.560          $10.537(1)
Value at end of period                               $20.494          $23.368          $17.259          $12.560
Number of accumulation units outstanding at
 end of period                                         5,157           30,213           12,956            2,793
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                         $18.224          $12.971          $11.678          $10.566(1)
Value at end of period                               $14.523          $18.224          $12.971          $11.678
Number of accumulation units outstanding at
 end of period                                            28              956              468              107
FIDELITY VIP II CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period                         $21.474          $17.543          $13.701          $11.436(1)
Value at end of period                               $19.755          $21.474          $17.543          $13.701
Number of accumulation units outstanding at
 end of period                                        11,468           14,452           11,751            8,704
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                         $30.890          $13.911          $10.518           $9.477          $10.000(1)
Value at end of period                               $20.748          $30.890          $13.911          $10.518           $9.477
Number of accumulation units outstanding at
 end of period                                        12,541           19,942           13,650           12,648                9
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                         $21.987          $17.607          $13.310          $11.136(1)
Value at end of period                               $21.177          $21.987          $17.607          $13.310
Number of accumulation units outstanding at
 end of period                                        11,525           31,263           20,319            2,801
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                         $12.867          $12.855          $11.960          $10.955(2)
Value at end of period                               $13.469          $12.867          $12.855          $11.960
Number of accumulation units outstanding at
 end of period                                           637              669              248              118
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                         $24.875          $17.537          $13.123          $11.002(1)
Value at end of period                               $20.940          $24.875          $17.537          $13.123
Number of accumulation units outstanding at
 end of period                                         5,216           10,931            8,842            5,724
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                         $28.052          $17.315          $13.634          $11.483(1)
Value at end of period                               $23.305          $28.052          $17.315          $13.634
Number of accumulation units outstanding at
 end of period                                        16,550           34,244           23,085           16,828
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                         $15.883(2)
Value at end of period                               $16.166
Number of accumulation units outstanding at
 end of period                                           508
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                         $10.006           $9.878           $9.973(3)
Value at end of period                               $10.117          $10.006           $9.878
Number of accumulation units outstanding at
 end of period                                           134               69                3
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                         $10.655           $9.480          $11.973          $11.712(1)
Value at end of period                               $10.674          $10.655           $9.480          $11.973
Number of accumulation units outstanding at
 end of period                                             0              147              318              627
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                         $22.629          $15.438          $12.365          $12.192(5)
Value at end of period                               $21.019          $22.629          $15.438          $12.365
Number of accumulation units outstanding at
 end of period                                         1,517            1,541            1,256               80
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                         $18.702          $12.582           $9.850           $9.976(5)
Value at end of period                               $13.121          $18.702          $12.582           $9.850
Number of accumulation units outstanding at
 end of period                                         6,877            7,942            5,349            2,413
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                         $12.805          $10.479           $8.649           $8.821(5)
Value at end of period                               $12.049          $12.805          $10.479           $8.649
Number of accumulation units outstanding at
 end of period                                         5,882            1,992            1,814              442

------------------------------------------------------------------

                                                       2000             1999             1998             1997             1996
                                                       ----             ----             ----             ----             ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                         $20.905          $13.396          $11.418          $11.279(5)
Value at end of period                               $16.559          $20.905          $13.396          $11.418
Number of accumulation units outstanding at
 end of period                                         2,838            3,469            3,208            2,665
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                         $20.013          $16.608          $13.212          $12.951(5)
Value at end of period                               $19.710          $20.013          $16.608          $13.212
Number of accumulation units outstanding at
 end of period                                           981            7,740            5,824            3,802

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during July 2000.
                  (2)   Funds were first received in this option during January
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during January
                        1999.
                  (2)   Funds were first received in this option during July 1999.
                  (3)   Funds were first received in this option during October
                        1999.
                  (4)   Funds were first received in this option during November
                        1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during January
                        1998.
                  (2)   Funds were first received in this option during August 1998.
                  (3)   Funds were first received in this option during May 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during January
                        1997.
                  (2)   Funds were first received in this option during April 1997.
                  (3)   Funds were first received in this option during September
                        1997.
                  (4)   Funds were first received in this option during July 1997.
                  (5)   Funds were first received in this option during November
                        1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        May 1996 when the fund became available under the contract, when funds were first received in this option or when the
                        applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XIX
                    FOR CONTRACTS ISSUED UNDER 401(A) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.87%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000
                                                                       ----
AETNA ASCENT VP
Value at beginning of period                                           $16.192(1)
Value at end of period                                                 $15.662
Number of accumulation units outstanding at end of period               15,300
AETNA BALANCED VP
Value at beginning of period                                           $17.735(1)
Value at end of period                                                 $16.953
Number of accumulation units outstanding at end of period              348,078
AETNA BOND VP
Value at beginning of period                                           $12.155(1)
Value at end of period                                                 $12.867
Number of accumulation units outstanding at end of period              165,139
AETNA CROSSROADS VP
Value at beginning of period                                           $14.969(1)
Value at end of period                                                 $14.763
Number of accumulation units outstanding at end of period                6,471
AETNA GROWTH VP
Value at beginning of period                                           $26.062(1)
Value at end of period                                                 $20.969
Number of accumulation units outstanding at end of period               59,769
AETNA GROWTH AND INCOME VP
Value at beginning of period                                           $19.041(1)
Value at end of period                                                 $17.138
Number of accumulation units outstanding at end of period            1,179,341
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                           $23.001(1)
Value at end of period                                                 $20.854
Number of accumulation units outstanding at end of period               83,050
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                           $14.131(1)
Value at end of period                                                 $14.860
Number of accumulation units outstanding at end of period                8,616
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                            $9.929(1)
Value at end of period                                                 $10.538
Number of accumulation units outstanding at end of period                1,305
AETNA INTERNATIONAL VP
Value at beginning of period                                           $14.803(1)
Value at end of period                                                 $11.568
Number of accumulation units outstanding at end of period               11,241
AETNA LEGACY VP
Value at beginning of period                                           $14.232(1)
Value at end of period                                                 $14.406
Number of accumulation units outstanding at end of period                1,444
AETNA MONEY MARKET VP
Value at beginning of period                                           $11.938(1)
Value at end of period                                                 $12.282
Number of accumulation units outstanding at end of period              119,289
AETNA SMALL COMPANY VP
Value at beginning of period                                           $20.872(1)
Value at end of period                                                 $18.754
Number of accumulation units outstanding at end of period               68,242
AETNA TECHNOLOGY VP
Value at beginning of period                                            $9.939(1)
Value at end of period                                                  $5.842
Number of accumulation units outstanding at end of period               18,107
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                           $19.863(1)
Value at end of period                                                 $20.809
Number of accumulation units outstanding at end of period                8,034
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                           $14.837(1)
Value at end of period                                                 $12.160
Number of accumulation units outstanding at end of period               11,676

------------------------------------------------------------------

                                                                       2000
                                                                       ----
AIM V.I. GROWTH FUND
Value at beginning of period                                           $12.619(1)
Value at end of period                                                  $9.524
Number of accumulation units outstanding at end of period                9,126
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                           $11.807(1)
Value at end of period                                                  $9.935
Number of accumulation units outstanding at end of period               15,235
AIM V.I. VALUE FUND
Value at beginning of period                                           $11.438(1)
Value at end of period                                                  $9.746
Number of accumulation units outstanding at end of period               27,162
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                           $16.973(1)
Value at end of period                                                 $15.937
Number of accumulation units outstanding at end of period               20,994
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                           $15.457(1)
Value at end of period                                                 $17.143
Number of accumulation units outstanding at end of period               74,096
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                           $24.889(1)
Value at end of period                                                 $20.988
Number of accumulation units outstanding at end of period              158,991
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                           $17.531(1)
Value at end of period                                                 $14.874
Number of accumulation units outstanding at end of period               21,267
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                           $21.474(1)
Value at end of period                                                 $20.231
Number of accumulation units outstanding at end of period              139,446
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                           $31.793(1)
Value at end of period                                                 $21.249
Number of accumulation units outstanding at end of period              331,173
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                           $22.439(1)
Value at end of period                                                 $21.688
Number of accumulation units outstanding at end of period               90,307
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                           $13.199(1)
Value at end of period                                                 $13.794
Number of accumulation units outstanding at end of period               21,144
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                           $25.641(1)
Value at end of period                                                 $21.445
Number of accumulation units outstanding at end of period               84,667
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                           $29.012(1)
Value at end of period                                                 $23.867
Number of accumulation units outstanding at end of period              251,658
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                           $17.346(1)
Value at end of period                                                 $16.395
Number of accumulation units outstanding at end of period               18,702
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                           $10.217(1)
Value at end of period                                                 $10.260
Number of accumulation units outstanding at end of period                8,349
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                           $11.307(1)
Value at end of period                                                 $12.726
Number of accumulation units outstanding at end of period                6,520
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                           $24.748(1)
Value at end of period                                                 $21.526
Number of accumulation units outstanding at end of period               45,922
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                           $19.145(1)
Value at end of period                                                 $13.438
Number of accumulation units outstanding at end of period              202,745
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                           $13.783(1)
Value at end of period                                                 $12.340
Number of accumulation units outstanding at end of period              134,121

------------------------------------------------------------------

                                                                       2000
                                                                       ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                           $19.321(1)
Value at end of period                                                 $16.959
Number of accumulation units outstanding at end of period               39,738
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                           $21.893(1)
Value at end of period                                                 $20.185
Number of accumulation units outstanding at end of period               86,755

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE XX
    FOR CONTRACTS ISSUED UNDER 403(B) PLANS AND DEFERRED COMPENSATION PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                  2000        1999         1998         1997         1996
                                                  ----        ----         ----         ----         ----
AETNA ASCENT VP
Value at beginning of period                      $17.940      $15.886      $15.422      $13.025      $10.673
Value at end of period                            $17.601      $17.940      $15.886      $15.422      $13.025
Number of accumulation units
 outstanding at end of period                   2,468,024    2,759,063    3,508,677    3,543,367    1,314,997
AETNA BALANCED VP, INC.
Value at beginning of period                      $24.372      $21.723      $18.811      $15.551      $13.673
Value at end of period                            $23.936      $24.372      $21.723      $18.811      $15.551
Number of accumulation units
 outstanding at end of period                  18,322,641   21,610,375   25,990,902   34,194,804   36,147,028
AETNA BOND VP
Value at beginning of period                      $13.859      $14.137      $13.238      $12.377      $12.098
Value at end of period                            $15.007      $13.859      $14.137      $13.238      $12.377
Number of accumulation units
 outstanding at end of period                   9,870,708   11,928,359   15,101,998   18,047,780   20,036,622
AETNA CROSSROADS VP
Value at beginning of period                      $16.458      $15.120      $14.456      $12.450      $10.612
Value at end of period                            $16.322      $16.458      $15.120      $14.456      $12.450
Number of accumulation units
 outstanding at end of period                   2,083,593    2,306,431    2,863,812    2,469,082      918,336
AETNA GROWTH VP
Value at beginning of period                      $23.875      $17.912      $13.173      $11.635(1)
Value at end of period                            $20.761      $23.875      $17.912      $13.173
Number of accumulation units
 outstanding at end of period                   4,162,082    3,505,798    2,395,680       41,928
AETNA GROWTH AND INCOME VP
Value at beginning of period                      $29.100      $25.094      $22.194      $17.302      $14.077
Value at end of period                            $25.588      $29.100      $25.094      $22.194      $17.302
Number of accumulation units
 outstanding at end of period                  90,718,317  107,941,232  134,233,828  177,627,474  185,328,132
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period                      $23.044      $18.772      $14.444      $10.924      $10.000(1)
Value at end of period                            $20.618      $23.044      $18.772      $14.444      $10.924
Number of accumulation units
 outstanding at end of period                  10,804,600   10,058,181    7,100,483    4,796,644      879,588
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period                      $12.455      $10.891      $10.107(1)
Value at end of period                            $14.751      $12.455      $10.891
Number of accumulation units
 outstanding at end of period                   1,651,222      395,150      146,921
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                       $9.645       $8.815       $9.996(1)
Value at end of period                            $10.461       $9.645       $8.815
Number of accumulation units
 outstanding at end of period                     528,978      407,203      253,184
AETNA INTERNATIONAL VP
Value at beginning of period                      $14.594       $9.765      $10.182(1)
Value at end of period                            $11.484      $14.594       $9.765
Number of accumulation units
 outstanding at end of period                     697,215      271,052       97,660
AETNA LEGACY VP
Value at beginning of period                      $15.070      $14.248      $13.491      $11.930      $10.580
Value at end of period                            $15.599      $15.070      $14.248      $13.491      $11.930
Number of accumulation units
 outstanding at end of period                   1,251,618    1,420,931   11,971,281    1,624,842      513,590

                                                  1995         1994         1993        1992        1991
                                                  ----         ----         ----        ----        ----
AETNA ASCENT VP
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.673
Number of accumulation units
 outstanding at end of period                      393,053
AETNA BALANCED VP, INC.
Value at beginning of period                       $10.868      $11.057     $10.189   $12.736(1)    $10.896
Value at end of period                             $13.673      $10.868     $11.057   $10.189       $12.736
Number of accumulation units
 outstanding at end of period                   38,152,395   23,139,604  11,368,365    11,508    22,898,099
AETNA BOND VP
Value at beginning of period                       $10.360      $10.905     $10.068   $36.789(2)    $31.192
Value at end of period                             $12.098      $10.360     $10.905   $10.068       $36.789
Number of accumulation units
 outstanding at end of period                   21,379,976   11,713,354   4,084,142     3,870     7,844,412
AETNA CROSSROADS VP
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.612
Number of accumulation units
 outstanding at end of period                      294,673
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND INCOME VP
Value at beginning of period                       $10.778      $11.020     $10.454   $97.165(3)    $77.845
Value at end of period                             $14.077      $10.778     $11.020   $10.454       $97.165
Number of accumulation units
 outstanding at end of period                  188,964,022  114,733,035  44,166,470    21,250    20,948,226
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.580
Number of accumulation units
 outstanding at end of period                      143,637

------------------------------------------------------------------

                                                  2000        1999         1998         1997         1996
                                                  ----        ----         ----         ----         ----
AETNA MONEY MARKET VP
Value at beginning of period                      $12.917      $12.447      $11.951      $11.473      $11.026
Value at end of period                            $13.571      $12.917      $12.447      $11.951      $11.473
Number of accumulation units
 outstanding at end of period                   9,554,319   11,010,659   10,102,496   12,191,085   13,898,826
AETNA SMALL COMPANY VP
Value at beginning of period                      $17.617      $13.633      $13.654      $12.299(2)
Value at end of period                            $18.568      $17.617      $13.633      $13.654
Number of accumulation units
 outstanding at end of period                   2,460,640    1,598,682    1,696,714      253,548
AETNA TECHNOLOGY VP
Value at beginning of period                       $9.999(1)
Value at end of period                             $5.831
Number of accumulation units outstanding at
 end of period                                  2,082,586
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                      $18.930      $16.030      $13.261      $12.913(3)
Value at end of period                            $20.602      $18.930      $16.030      $13.261
Number of accumulation units
 outstanding at end of period                   1,174,458      987,707    1,079,291      100,928
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                      $13.753      $10.217(1)
Value at end of period                            $12.101      $13.753
Number of accumulation units
 outstanding at end of period                   1,020,762       77,470
AIM V.I. GROWTH FUND
Value at beginning of period                      $12.069       $9.513(1)
Value at end of period                             $9.477      $12.069
Number of accumulation units
 outstanding at end of period                   1,068,221      240,556
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                      $11.716       $9.627(1)
Value at end of period                             $9.887      $11.716
Number of accumulation units
 outstanding at end of period                   2,698,140      470,277
AIM V.I. VALUE FUND
Value at beginning of period                      $11.506       $9.747(1)
Value at end of period                             $9.699      $11.506
Number of accumulation units
 outstanding at end of period                     862,416      405,286
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period                      $22.705      $20.485      $17.840      $15.044      $13.527
Value at end of period                            $21.722      $22.705      $20.485      $17.840      $15.044
Number of accumulation units
 outstanding at end of period                   1,065,388    1,118,008    1,306,652    1,499,989    1,313,324
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                      $18.334      $17.459      $15.837      $12.518      $11.092
Value at end of period                            $19.632      $18.334      $17.459      $15.837      $12.518
Number of accumulation units
 outstanding at end of period                   4,252,752    5,366,553    6,281,077    7,111,490    5,007,706
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                      $25.999      $19.155      $13.904      $11.402      $10.066
Value at end of period                            $22.858      $25.999      $19.155      $13.904      $11.402
Number of accumulation units
 outstanding at end of period                  10,298,747    9,652,436    7,144,438    6,586,698    5,171,098
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                      $19.243      $13.662      $12.269      $11.137       $9.961
Value at end of period                            $15.374      $19.243      $13.662      $12.269      $11.137
Number of accumulation units
 outstanding at end of period                     655,335      676,303      651,566      718,565      487,709
FIDELITY VIP II CONTRAFUND-REGISTERED
TRADEMARK-
PORTFOLIO
Value at beginning of period                      $24.053      $19.601      $15.270      $12.455      $10.397
Value at end of period                            $22.182      $24.053      $19.601      $15.270      $12.455
Number of accumulation units
 outstanding at end of period                   8,555,653    9,498,614    9,575,608   11,399,666    6,812,870

                                                  1995         1994         1993        1992        1991
                                                  ----         ----         ----        ----        ----
AETNA MONEY MARKET VP
Value at beginning of period                       $10.528      $10.241     $10.048   $33.812(4)    $32.138
Value at end of period                             $11.026      $10.528     $10.241   $10.048       $33.812
Number of accumulation units
 outstanding at end of period                   12,999,680    7,673,528   2,766,044       825     8,430,082
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA TECHNOLOGY VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
AETNA VALUE OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period                       $10.554      $11.036     $10.278   $10.000(5)
Value at end of period                             $13.527      $10.554     $11.036   $10.278
Number of accumulation units
 outstanding at end of period                      966,098      521,141     144,168     2,556
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                       $10.000(2)
Value at end of period                             $11.092
Number of accumulation units
 outstanding at end of period                    1,660,304
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.066
Number of accumulation units
 outstanding at end of period                    1,833,794
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                              $9.961
Number of accumulation units
 outstanding at end of period                      196,090
FIDELITY VIP II CONTRAFUND-REGISTERED
TRADEMARK-
PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.397
Number of accumulation units
 outstanding at end of period                    2,116,732

------------------------------------------------------------------

                                                  2000        1999         1998         1997         1996
                                                  ----        ----         ----         ----         ----
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                      $46.640      $20.951      $15.801      $14.202      $13.322
Value at end of period                            $31.406      $46.640      $20.951      $15.801      $14.202
Number of accumulation units
 outstanding at end of period                  14,665,251   12,224,096    7,536,062    9,271,525    8,835,470
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                      $24.922      $19.908      $15.012      $12.449      $10.850
Value at end of period                            $24.064      $24.922      $19.908      $15.012      $12.449
Number of accumulation units
 outstanding at end of period                   6,650,000    5,686,066    3,192,160    1,911,789      996,510
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $15.540      $15.487      $14.373      $13.022      $12.077
Value at end of period                            $16.308      $15.540      $15.487      $14.373      $13.022
Number of accumulation units
 outstanding at end of period                   1,096,265    1,078,342    1,213,451      934,053      619,287
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $29.366      $20.651      $15.414      $12.716      $10.870
Value at end of period                            $24.782      $29.366      $20.651      $15.414      $12.716
Number of accumulation units
 outstanding at end of period                   6,820,739    5,434,098    2,995,268    3,100,436    2,018,527
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                      $34.574      $21.288      $16.720      $13.860      $10.877
Value at end of period                            $28.796      $34.574      $21.288      $16.720      $13.860
Number of accumulation units
 outstanding at end of period                  16,487,772   15,478,181   14,519,620   17,194,687    8,715,825
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $15.681      $10.018      $10.079(1)
Value at end of period                            $16.275      $15.681      $10.018
Number of accumulation units
 outstanding at end of period                   1,084,590      184,292       39,441
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period                      $10.048       $9.895      $10.015(1)
Value at end of period                            $10.185      $10.048       $9.895
Number of accumulation units
 outstanding at end of period                     169,954       90,616       71,074
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                      $13.900      $12.336      $15.541      $14.686      $11.720
Value at end of period                            $16.250      $13.900      $12.336      $15.541      $14.686
Number of accumulation units
 outstanding at end of period                     373,905      489,113      755,984    1,786,409      966,482
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $35.480      $24.145      $19.291      $19.016(4)
Value at end of period                            $33.037      $35.480      $24.145      $19.291
Number of accumulation units
 outstanding at end of period                   2,778,966    2,035,825    2,186,996    2,879,845
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $28.481      $19.114      $14.927      $15.114(4)
Value at end of period                            $20.033      $28.481      $19.114      $14.927
Number of accumulation units
 outstanding at end of period                   9,202,749    9,740,294   11,377,408   16,549,322
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $20.527      $16.758      $13.795      $14.067(4)
Value at end of period                            $19.365      $20.527      $16.758      $13.795
Number of accumulation units
 outstanding at end of period                   6,451,502    7,196,329    8,758,123   11,539,850
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $31.255      $19.978      $16.986      $16.776(4)
Value at end of period                            $24.820      $31.255      $19.978      $16.986
Number of accumulation units
 outstanding at end of period                   3,143,512    3,509,645    4,030,904    6,242,299

                                                  1995         1994         1993        1992        1991
                                                  ----         ----         ----        ----        ----
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                       $10.581      $10.000(1)
Value at end of period                             $13.322      $10.581
Number of accumulation units
 outstanding at end of period                    4,887,060      753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.850
Number of accumulation units
 outstanding at end of period                       93,304
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                        $9.873      $10.000(1)
Value at end of period                             $12.077       $9.873
Number of accumulation units
 outstanding at end of period                      315,361       28,543
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.870
Number of accumulation units
 outstanding at end of period                      259,196
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.877
Number of accumulation units
 outstanding at end of period                    1,036,040
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                       $10.154      $10.877      $9.832   $10.000(5)
Value at end of period                             $11.720      $10.154     $10.877    $9.832
Number of accumulation units
 outstanding at end of period                      711,892      703,676     135,614       561
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                                  2000        1999         1998         1997         1996
                                                  ----        ----         ----         ----         ----
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                      $21.922      $18.146      $14.400      $14.112(4)
Value at end of period                            $21.643      $21.922      $18.146      $14.400
Number of accumulation units
 outstanding at end of period                   5,373,949    5,814,568    6,541,819    8,296,964

                                                  1995         1994         1993        1992        1991
                                                  ----         ----         ----        ----        ----
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during July 1997.
(3)  Funds were first received in this option during August 1997.
(4)  Funds were first received in this option during November 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established at $10.000 during August 1996, when the portfolio became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995 when the fund became available under the contract.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
(1) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account value were not changed as a result of the conversion.
(5) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXI
                    FOR MULTIPLE OPTION CONTRACTS ISSUED TO
                    SAN BERNARDINO COUNTY AND MACOMB COUNTY
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                       2000        1999        1998        1997        1996        1995         1994
                                       ----        ----        ----        ----        ----        ----         ----
AETNA ASCENT VP
Value at beginning of period           $17.940     $15.886     $15.422     $13.291(1)
Value at end of period                 $17.601     $17.940     $15.886     $15.422
Number of accumulation units
 outstanding at end of period              149      33,852      21,430         380
AETNA BALANCED VP, INC.
Value at beginning of period           $32.002     $28.524     $24.700     $20.419     $17.954     $14.270      $14.519
Value at end of period                 $31.424     $32.002     $28.524     $24.700     $20.419     $17.954      $14.270
Number of accumulation units
 outstanding at end of period          148,870   2,155,445   2,294,877   2,160,305   2,716,641   9,193,181   21,990,186
AETNA BOND VP
Value at beginning of period           $53.738     $54.819     $51.330     $47.992     $46.913     $40.173      $42.283
Value at end of period                 $58.190     $53.738     $54.819     $51.330     $47.992     $46.913      $40.173
Number of accumulation units
 outstanding at end of period            6,930     867,416     994,987     959,336     835,724   2,377,622    5,108,720
AETNA CROSSROADS VP
Value at beginning of period           $16.458     $15.120     $14.456     $12.577(1)
Value at end of period                 $16.322     $16.458     $15.120     $14.456
Number of accumulation units
 outstanding at end of period               30      30,738      31,468         873
AETNA GROWTH VP
Value at beginning of period           $18.124     $13.597     $11.392(1)
Value at end of period                 $15.760     $18.124     $13.597
Number of accumulation units
 outstanding at end of period              840         781          17
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $284.994    $245.765    $217.359    $169.448    $137.869    $105.558     $107.925
Value at end of period                $250.600    $284.994    $245.765    $217.359    $169.448    $137.869     $105.558
Number of accumulation units
 outstanding at end of period           11,885   1,555,542   1,747,097   1,826,355   2,071,139   6,364,000   13,966,072
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period           $23.044     $18.772     $14.444     $14.493(2)
Value at end of period                 $20.618     $23.044     $18.772     $14.444
Number of accumulation units
 outstanding at end of period              529   2,748,955   1,302,825      17,771
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period           $12.967     $11.338      $9.928(2)
Value at end of period                 $13.325     $12.967     $11.338
Number of accumulation units
 outstanding at end of period                0      73,984      35,201
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period           $10.019      $9.157     $10.193(2)
Value at end of period                 $10.234     $10.019      $9.157
Number of accumulation units
 outstanding at end of period                0     118,433      81,388
AETNA LEGACY VP
Value at beginning of period           $15.070     $14.248     $13.491     $12.296(3)
Value at end of period                 $15.599     $15.070     $14.248     $13.491
Number of accumulation units
 outstanding at end of period              490      46,462      95,526       2,279
AETNA MONEY MARKET VP
Value at beginning of period           $44.501     $42.883     $41.174     $39.528     $37.988     $36.271      $35.282
Value at end of period                 $46.754     $44.501     $42.883     $41.174     $39.528     $37.988      $36.271
Number of accumulation units
 outstanding at end of period            3,601     845,679     564,537     455,502     597,656   1,836,260    3,679,802

                                        1993         1992         1991
                                        ----         ----         ----
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period            $13.379      $12.736      $10.896
Value at end of period                  $14.519      $13.379      $12.736
Number of accumulation units
 outstanding at end of period        30,784,750   34,802,433   22,898,099
AETNA BOND VP
Value at beginning of period            $39.038      $36.789      $31.192
Value at end of period                  $42.283      $39.038      $36.789
Number of accumulation units
 outstanding at end of period         8,210,666    8,507,292    7,844,412
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $102.383      $97.165      $77.845
Value at end of period                 $107.925     $102.383      $97.165
Number of accumulation units
 outstanding at end of period        21,148,863   24,201,565   20,948,226
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period            $34.619      $33.812      $32.138
Value at end of period                  $35.282      $34.619      $33.812
Number of accumulation units
 outstanding at end of period         5,086,515    7,534,662    8,430,082

------------------------------------------------------------------

                                       2000        1999        1998        1997        1996        1995         1994
                                       ----        ----        ----        ----        ----        ----         ----
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period           $14.274     $12.088     $11.472(2)
Value at end of period                 $13.820     $14.274     $12.088
Number of accumulation units
 outstanding at end of period                0      74,768      33,957
AIM V.I. VALUE FUND
Value at beginning of period           $11.650(1)
Value at end of period                  $9.942
Number of accumulation units
 outstanding at end of period               18
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period           $30.131     $27.186     $23.675     $19.965     $17.951     $13.990      $14.640
Value at end of period                 $28.827     $30.131     $27.186     $23.675     $19.965     $17.951      $13.990
Number of accumulation units
 outstanding at end of period           17,779     880,319     917,567     929,282     898,279     856,361      743,464
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period           $19.201     $18.285     $16.587     $13.110     $11.617     $10.000(1)
Value at end of period                 $20.561     $19.201     $18.285     $16.587     $13.110     $11.617
Number of accumulation units
 outstanding at end of period              876   2,271,494   2,533,673   2,139,178   1,454,755     628,582
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period           $26.340     $19.406     $14.087     $11.843(4)
Value at end of period                 $23.158     $26.340     $19.406     $14.087
Number of accumulation units
 outstanding at end of period              163          78          72          29
FIDELITY VIP HIGH
INCOME PORTFOLIO
Value at beginning of period            $9.638      $9.023
Value at end of period                  $9.532      $9.638
Number of accumulation units
 outstanding at end of period                0     194,440
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                               $11.400     $10.197     $10.000(2)
Value at end of period                                                     $12.560     $11.400     $10.197
Number of accumulation units
 outstanding at end of period                                                    0       1,302
FIDELITY VIP II ASSET
MANAGER PORTFOLIO
Value at beginning of period           $18.343     $16.719
Value at end of period                 $17.950     $18.343
Number of accumulation units
 outstanding at end of period                0   1,511,789
FIDELITY VIP II
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period           $27.214     $22.177     $17.276     $14.092     $11.763     $10.000(1)
Value at end of period                 $25.097     $27.214     $22.177     $17.276     $14.092     $11.763
Number of accumulation units
 outstanding at end of period            1,721   3,780,287   3,333,320   2,706,862   1,522,169     525,476
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period           $28.147     $23.650
Value at end of period                 $27.124     $28.147
Number of accumulation units
 outstanding at end of period                0   4,354,723
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period           $53.644     $24.098     $18.174     $16.334     $15.323     $12.169      $10.000(1)
Value at end of period                 $36.122     $53.644     $24.098     $18.174     $16.334     $15.323      $12.169
Number of accumulation units
 outstanding at end of period           82,204   3,274,450   2,142,130   1,939,607   1,893,718   1,280,953      393,553
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period           $24.929     $19.914     $15.016     $12.453     $10.853     $10.000(2)
Value at end of period                 $24.071     $24.929     $19.914     $15.016     $12.453     $10.853
Number of accumulation units
 outstanding at end of period              592         476       3,698       7,873         231         161

                                        1993         1992         1991
                                        ----         ----         ----
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period            $13.726      $12.913      $11.233
Value at end of period                  $14.640      $13.726      $12.913
Number of accumulation units
 outstanding at end of period           705,415      503,006      355,851
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP HIGH
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II ASSET
MANAGER PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                       2000        1999        1998        1997        1996        1995         1994
                                       ----        ----        ----        ----        ----        ----         ----
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period           $15.601     $15.548     $14.430     $13.074     $12.124      $9.911      $10.000(2)
Value at end of period                 $16.372     $15.601     $15.548     $14.430     $13.074     $12.124       $9.911
Number of accumulation units
 outstanding at end of period            2,254       6,629       8,967       5,211       3,761       3,345        1,555
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period           $32.036     $22.529     $16.816     $13.872     $11.859     $10.000(2)
Value at end of period                 $27.035     $32.036     $22.529     $16.816     $13.872     $11.859
Number of accumulation units
 outstanding at end of period            1,534   2,721,885   1,354,047   1,109,942     663,945     109,717
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period           $38.648     $23.797     $18.690     $15.493     $12.158     $10.000(2)
Value at end of period                 $32.189     $38.648     $23.797     $18.690     $15.493     $12.158
Number of accumulation units
 outstanding at end of period            1,678   5,548,674   4,687,167   3,873,511   2,090,908     314,653
MFS-REGISTERED TRADEMARK- TOTAL
RETURN
SERIES
Value at beginning of period           $10.720     $10.531
Value at end of period                 $10.199     $10.720
Number of accumulation units
 outstanding at end of period                0      63,822
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period           $16.126     $10.303     $10.077(3)
Value at end of period                 $16.737     $16.126     $10.303
Number of accumulation units
 outstanding at end of period               44      59,571      20,548
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period           $10.089      $9.935     $10.055(2)
Value at end of period                 $10.095     $10.089      $9.935
Number of accumulation units
 outstanding at end of period                0     173,219     100,555
PILGRIM EMERGING MARKETS FUND
Value at beginning of period           $12.315      $5.470
Value at end of period                 $15.140     $12.315
Number of accumulation units
 outstanding at end of period                0     940,817
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period           $12.882     $11.433     $14.403     $13.611     $10.862      $9.412      $10.071
Value at end of period                 $15.061     $12.882     $11.433     $14.403     $13.611     $10.862       $9.412
Number of accumulation units
 outstanding at end of period            4,697     437,491     534,962     650,486     587,248     530,562      533,016
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period           $43.112     $29.339     $23.440     $23.106(5)
Value at end of period                 $40.144     $43.112     $29.339     $23.440
Number of accumulation units
 outstanding at end of period           54,583   2,448,587   2,244,308   2,018,219
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period           $28.710     $19.268     $15.046     $15.236(5)
Value at end of period                 $20.194     $28.710     $19.268     $15.046
Number of accumulation units
 outstanding at end of period           96,466   3,024,975   3,101,880   2,707,904
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period           $17.796     $14.528     $11.960     $12.195(5)
Value at end of period                 $16.788     $17.796     $14.528     $11.960
Number of accumulation units
 outstanding at end of period           78,522     194,296   1,379,653     232,418
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period           $32.585     $20.829     $17.709     $17.490(5)
Value at end of period                 $25.876     $32.585     $20.829     $17.709
Number of accumulation units
 outstanding at end of period           35,301   2,807,485   2,962,631   3,237,710

                                        1993         1992         1991
                                        ----         ----         ----
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
MFS-REGISTERED TRADEMARK- TOTAL
RETURN
SERIES
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PILGRIM EMERGING MARKETS FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period             $9.193       $9.018       $9.608
Value at end of period                  $10.071       $9.193       $9.018
Number of accumulation units
 outstanding at end of period           341,771      198,338      144,139
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                       2000        1999        1998        1997        1996        1995         1994
                                       ----        ----        ----        ----        ----        ----         ----
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period           $25.283     $20.929     $16.608     $16.276(5)
Value at end of period                 $24.962     $25.283     $20.929     $16.608
Number of accumulation units
 outstanding at end of period              199   1,549,310   1,564,888   1,317,058

                                        1993         1992         1991
                                        ----         ----         ----
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during September
                        1998.
                  (2)   Funds were first received in this option during May 1998.
                  (3)   Funds were first received in this option during June 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during February
                        1997.
                  (2)   Funds were first received in this option during December
                        1997.
                  (3)   Funds were first received in this option during February
                        1997.
                  (4)   Funds were first received in this option during January
                        1997.
                  (5)   Funds were first received in this option during November
                        1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during May 1995, when the fund became available
                        under the contract.
                  (2)   The initial accumulation unit value was established at
                        $10.000 during July 1995, when the fund became available
                        under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1994:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during June 1994, when funds were first received in this option.
                  (2)   The initial accumulation unit value was established at
                        $10.000 during November 1994, when funds were first received in this option.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXII
    FOR CONTRACTS ISSUED UNDER 403(B) PLANS AND DEFERRED COMPENSATION PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997) (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                    2000              1999              1998              1997
                                                                    ----              ----              ----              ----
AETNA ASCENT VP
Value at beginning of period                                        $17.818           $15.818           $15.394           $13.020(1)
Value at end of period                                              $17.437           $17.818           $15.818           $15.394
Number of accumulation units outstanding at end of period            37,681            40,362            38,620            29,840
AETNA BALANCED VP, INC.
Value at beginning of period                                        $24.206           $21.629           $18.776           $15.674(1)
Value at end of period                                              $23.714           $24.206           $21.629           $18.776
Number of accumulation units outstanding at end of period           317,955           352,495           385,862           478,117
AETNA BOND VP
Value at beginning of period                                        $13.764           $14.076           $13.213           $12.302(1)
Value at end of period                                              $14.868           $13.764           $14.076           $13.213
Number of accumulation units outstanding at end of period           155,214           186,303           199,388           215,650
AETNA CROSSROADS VP
Value at beginning of period                                        $16.346           $15.055           $14.430           $12.449(1)
Value at end of period                                              $16.170           $16.346           $15.055           $14.430
Number of accumulation units outstanding at end of period            32,973            32,067            32,997            26,483
AETNA GROWTH VP
Value at beginning of period                                        $23.713           $17.834           $13.149           $12.739(2)
Value at end of period                                              $20.569           $23.713           $17.834           $13.149
Number of accumulation units outstanding at end of period            74,056            63,831            36,839             3,326
AETNA GROWTH AND INCOME VP
Value at beginning of period                                        $28.902           $24.986           $22.153           $17.861(1)
Value at end of period                                              $25.351           $28.902           $24.986           $22.153
Number of accumulation units outstanding at end of period         1,314,585         1,449,638         1,587,351         1,699,982
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                        $22.887           $18.691           $14.418           $11.345(1)
Value at end of period                                              $20.427           $22.887           $18.691           $14.418
Number of accumulation units outstanding at end of period           146,863           118,788            68,841            27,945
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                        $12.403           $10.872            $9.946(1)
Value at end of period                                              $14.653           $12.403           $10.872
Number of accumulation units outstanding at end of period            22,440             3,733               203
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                         $9.604            $8.800            $9.775(2)
Value at end of period                                              $10.391            $9.604            $8.800
Number of accumulation units outstanding at end of period             7,534             1,705               598
AETNA INTERNATIONAL VP
Value at beginning of period                                        $14.532            $9.748            $9.737(3)
Value at end of period                                              $11.407           $14.532            $9.748
Number of accumulation units outstanding at end of period             9,524             4,118             1,095
AETNA LEGACY VP
Value at beginning of period                                        $14.967           $14.187           $13.467           $11.873(1)
Value at end of period                                              $15.454           $14.967           $14.187           $13.467
Number of accumulation units outstanding at end of period            17,583            23,515            32,088            14,817
AETNA MONEY MARKET VP
Value at beginning of period                                        $12.829           $12.393           $11.929           $11.592(1)
Value at end of period                                              $13.445           $12.829           $12.393           $11.929
Number of accumulation units outstanding at end of period           131,198           136,761           123,429           176,703
AETNA SMALL COMPANY VP
Value at beginning of period                                        $17.497           $13.574           $13.629           $13.629(2)
Value at end of period                                              $18.396           $17.497           $13.574           $13.629
Number of accumulation units outstanding at end of period            40,696            18,033            21,070                82
AETNA TECHNOLOGY VP
Value at beginning of period                                         $9.738(1)
Value at end of period                                               $5.821
Number of accumulation units outstanding at end of period            41,668
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                        $18.801           $15.960           $13.237           $13.237(2)
Value at end of period                                              $20.412           $18.801           $15.960           $13.237
Number of accumulation units outstanding at end of period            12,929            12,803            15,870                84

------------------------------------------------------------------

                                                                    2000              1999              1998              1997
                                                                    ----              ----              ----              ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                        $13.729           $10.165(1)
Value at end of period                                              $12.050           $13.729
Number of accumulation units outstanding at end of period            28,018             2,372
AIM V.I. GROWTH FUND
Value at beginning of period                                        $12.048           $10.209(2)
Value at end of period                                               $9.437           $12.048
Number of accumulation units outstanding at end of period            25,091             2,771
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                        $11.695            $9.684(3)
Value at end of period                                               $9.845           $11.695
Number of accumulation units outstanding at end of period            38,374             5,151
AIM V.I. VALUE FUND
Value at beginning of period                                        $11.486            $9.842(3)
Value at end of period                                               $9.658           $11.486
Number of accumulation units outstanding at end of period             9,997             2,077
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                        $22.550           $20.397           $17.808           $14.934(1)
Value at end of period                                              $21.521           $22.550           $20.397           $17.808
Number of accumulation units outstanding at end of period            28,518            27,661            24,487            20,521
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                        $18.209           $17.384           $15.808           $12.711(1)
Value at end of period                                              $19.450           $18.209           $17.384           $15.808
Number of accumulation units outstanding at end of period           118,945           145,786           222,658           117,588
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                        $25.822           $19.072           $13.879           $11.373(1)
Value at end of period                                              $22.646           $25.822           $19.072           $13.879
Number of accumulation units outstanding at end of period           211,306           200,009           228,969           104,982
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                        $19.112           $13.603           $12.247           $11.253(1)
Value at end of period                                              $15.231           $19.112           $13.603           $12.247
Number of accumulation units outstanding at end of period            13,970            12,105            11,523             8,098
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                                        $23.889           $19.516           $15.242           $12.388(1)
Value at end of period                                              $21.977           $23.889           $19.516           $15.242
Number of accumulation units outstanding at end of period           157,051           170,565           157,444           146,381
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                        $46.323           $20.861           $15.773           $12.594(1)
Value at end of period                                              $31.115           $46.323           $20.861           $15.773
Number of accumulation units outstanding at end of period           230,521           175,442           100,075            85,304
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                        $24.752           $19.822           $14.984           $12.760(1)
Value at end of period                                              $23.841           $24.752           $19.822           $14.984
Number of accumulation units outstanding at end of period           149,659            84,774            53,980            19,967
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                        $15.434           $15.420           $14.347           $13.025(1)
Value at end of period                                              $16.157           $15.434           $15.420           $14.347
Number of accumulation units outstanding at end of period            14,367            13,514            14,524             8,189
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                        $29.166           $20.562           $15.386           $12.975(1)
Value at end of period                                              $24.552           $29.166           $20.562           $15.386
Number of accumulation units outstanding at end of period           127,708            96,294            56,525            53,182
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                        $34.339           $21.196           $16.689           $14.439(1)
Value at end of period                                              $28.529           $34.339           $21.196           $16.689
Number of accumulation units outstanding at end of period           259,044           215,248           182,951           168,191
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                        $15.615           $10.001            $9.728(3)
Value at end of period                                              $16.166           $15.615           $10.001
Number of accumulation units outstanding at end of period            23,682             7,932               152
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                        $10.006            $9.878            $9.666(4)
Value at end of period                                              $10.117           $10.006            $9.878
Number of accumulation units outstanding at end of period             1,311               234                11
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                        $13.805           $12.283           $15.512           $13.756(1)
Value at end of period                                              $16.099           $13.805           $12.283           $15.512
Number of accumulation units outstanding at end of period             5,288            10,231            14,342            26,426
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                        $35.239           $24.041           $19.256           $18.985(3)
Value at end of period                                              $32.731           $35.239           $24.041           $19.256
Number of accumulation units outstanding at end of period            41,529            34,760            28,002            25,830
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                        $28.288           $19.032           $14.899           $15.090(3)
Value at end of period                                              $19.847           $28.288           $19.032           $14.899
Number of accumulation units outstanding at end of period           140,183           133,579           135,641           131,565

------------------------------------------------------------------

                                                                    2000              1999              1998              1997
                                                                    ----              ----              ----              ----
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                        $20.388           $16.685           $13.770           $14.044(3)
Value at end of period                                              $19.185           $20.388           $16.685           $13.770
Number of accumulation units outstanding at end of period           131,412           139,056           146,728           149,523
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                        $31.043           $19.892           $16.955           $16.749(3)
Value at end of period                                              $24.590           $31.043           $19.892           $16.955
Number of accumulation units outstanding at end of period            51,363            52,692            45,320            48,385
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                        $21.773           $18.068           $14.374           $14.090(3)
Value at end of period                                              $21.443           $21.773           $18.068           $14.374
Number of accumulation units outstanding at end of period            91,561            93,176            91,620            79,799

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during August 1999.
                  (2)   Funds were first received in this option during July 1999.
                  (3)   Funds were first received in this option during June 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during July 1998.
                  (2)   Funds were first received in this option during May 1998.
                  (3)   Funds were first received in this option during June 1998.
                  (4)   Funds were first received in this option during November
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during April 1997.
                  (2)   Funds were first received in this option during December
                        1997.
                  (3)   Funds were first received in this option during November
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXIII
       FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(B) PLANS
                        AND DEFERRED COMPENSATION PLANS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                     2000                   1999                   1998                   1997
                                                     ----                   ----                   ----                   ----
AETNA ASCENT VP
Value at beginning of period                         $18.102                $15.974                $15.453                $13.971(1)
Value at end of period                               $17.821                $18.102                $15.974                $15.453
Number of accumulation units
 outstanding at end of period                          1,660                  7,679                  9,888                 10,257
AETNA BALANCED VP, INC.
Value at beginning of period                         $24.529                $21.808                $18.837                $16.739(1)
Value at end of period                               $24.150                $24.529                $21.808                $18.837
Number of accumulation units
 outstanding at end of period                        291,348                343,842                429,954                454,232
AETNA BOND VP
Value at beginning of period                         $13.912                $14.171                $13.249                $12.629(1)
Value at end of period                               $15.087                $13.912                $14.171                $13.249
Number of accumulation units
 outstanding at end of period                        264,385                347,131                421,225                453,723
AETNA CROSSROADS VP
Value at beginning of period                         $16.607                $15.204                $14.485                $13.199(1)
Value at end of period                               $16.526                $16.607                $15.204                $14.485
Number of accumulation units
 outstanding at end of period                         37,614                 47,768                 50,297                 50,297
AETNA GROWTH VP
Value at beginning of period                         $23.875                $17.912                $13.173                $12.615(2)
Value at end of period                               $20.761                $23.875                $17.912                $13.173
Number of accumulation units
 outstanding at end of period                         55,705                 48,373                 25,257                  1,565
AETNA GROWTH AND INCOME VP
Value at beginning of period                         $29.287                $25.193                $22.226                $19.673(1)
Value at end of period                               $25.817                $29.287                $25.193                $22.226
Number of accumulation units
 outstanding at end of period                      4,335,996              4,958,303              5,670,691              6,093,102
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                         $23.103                $18.802                $14.452                $12.748(1)
Value at end of period                               $20.692                $23.103                $18.802                $14.452
Number of accumulation units
 outstanding at end of period                         90,741                 80,552                 48,459                 13,748
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                         $12.475(1)
Value at end of period                               $14.751
Number of accumulation units
 outstanding at end of period                          6,140
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                          $9.645                 $8.815                 $6.682(1)
Value at end of period                               $10.461                 $9.645                 $8.815
Number of accumulation units
 outstanding at end of period                             66                    722                    748
AETNA LEGACY VP
Value at beginning of period                         $15.206                $14.327                $13.518                $12.496(1)
Value at end of period                               $15.795                $15.206                $14.327                $13.518
Number of accumulation units
 outstanding at end of period                         20,947                 22,033                 10,684                 16,060
AETNA MONEY MARKET VP
Value at beginning of period                         $12.917                $12.447                $11.951                $11.674(1)
Value at end of period                               $13.571                $12.917                $12.447                $11.951
Number of accumulation units
 outstanding at end of period                        442,560                515,621                553,915                591,901
AETNA SMALL COMPANY VP
Value at beginning of period                         $17.617                $13.633                $13.654                $13.092(2)
Value at end of period                               $18.568                $17.617                $13.633                $13.654
Number of accumulation units
 outstanding at end of period                          9,443                  7,350                  4,297                  1,779
AETNA TECHNOLOGY VP
Value at beginning of period                          $9.365(2)
Value at end of period                                $5.841
Number of accumulation units
 outstanding at end of period                         22,438
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                         $18.930                $16.030                $12.899(2)
Value at end of period                               $20.602                $18.930                $16.030
Number of accumulation units
 outstanding at end of period                          8,383                 10,011                  5,261
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                         $13.759                $10.649(1)
Value at end of period                               $12.106                $13.759
Number of accumulation units
 outstanding at end of period                          3,771                  2,465
AIM V.I. GROWTH FUND
Value at beginning of period                         $14.498(3)
Value at end of period                                $9.481
Number of accumulation units
 outstanding at end of period                          7,621
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                         $11.721                 $9.763(2)
Value at end of period                                $9.891                $11.721
Number of accumulation units
 outstanding at end of period                         13,778                  4,408

------------------------------------------------------------------

                                                     2000                   1999                   1998                   1997
                                                     ----                   ----                   ----                   ----
AIM V.I. VALUE FUND
Value at beginning of period                         $11.511                 $9.778(3)
Value at end of period                                $9.703                $11.511
Number of accumulation units
 outstanding at end of period                         24,288                 27,063
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                         $22.705                $20.485                $17.840                $16.178(1)
Value at end of period                               $21.722                $22.705                $20.485                $17.840
Number of accumulation units
 outstanding at end of period                            969                  1,312                  3,612                  3,576
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                         $18.334                $17.459                $15.837                $14.065(1)
Value at end of period                               $19.632                $18.334                $17.459                $15.837
Number of accumulation units
 outstanding at end of period                         33,029                 31,846                 44,812                 49,884
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                         $25.999                $19.155                $13.904                $12.498(1)
Value at end of period                               $22.858                $25.999                $19.155                $13.904
Number of accumulation units
 outstanding at end of period                         62,729                 60,970                 41,575                 31,477
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                         $19.243                $13.662                $12.269                $12.518(1)
Value at end of period                               $15.374                $19.243                $13.662                $12.269
Number of accumulation units
 outstanding at end of period                          2,771                  1,456                  1,816                  1,206
FIDELITY VIP II CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period                         $24.053                $19.601                $15.270                $13.443(1)
Value at end of period                               $22.182                $24.053                $19.601                $15.270
Number of accumulation units
 outstanding at end of period                         34,734                 35,985                 31,455                 29,365
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                         $46.640                $20.951                $15.801                $14.156(1)
Value at end of period                               $31.406                $46.640                $20.951                $15.801
Number of accumulation units
 outstanding at end of period                         74,586                 63,769                 32,182                 26,177
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                         $24.922                $19.908                $15.012                $13.573(1)
Value at end of period                               $24.064                $24.922                $19.908                $15.012
Number of accumulation units
 outstanding at end of period                         41,858                 43,805                 23,035                  8,663
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                         $15.540                $15.487                $14.373                $13.448(1)
Value at end of period                               $16.308                $15.540                $15.487                $14.373
Number of accumulation units
 outstanding at end of period                            493                  6,227                  9,337                    323
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                         $29.366                $20.651                $15.414                $13.985(1)
Value at end of period                               $24.782                $29.366                $20.651                $15.414
Number of accumulation units
 outstanding at end of period                         48,284                 28,974                  7,088                  6,389
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                         $34.574                $21.288                $16.720                $15.828(1)
Value at end of period                               $28.796                $34.574                $21.288                $16.720
Number of accumulation units
 outstanding at end of period                        101,799                 84,796                 67,482                 63,534
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                         $15.681                $10.018                 $8.115(1)
Value at end of period                               $16.275                $15.681                $10.018
Number of accumulation units
 outstanding at end of period                         14,615                  6,425                  2,465
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                         $13.900                $12.336                $15.541                $15.221(1)
Value at end of period                               $16.250                $13.900                $12.336                $15.541
Number of accumulation units
 outstanding at end of period                            877                    900                    745                  8,053
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                         $35.480                $24.145                $19.291                $19.016(3)
Value at end of period                               $33.037                $35.480                $24.145                $19.291
Number of accumulation units
 outstanding at end of period                          9,109                  8,425                  5,460                  7,188
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                         $28.481                $19.114                $14.927                $15.114(3)
Value at end of period                               $20.033                $28.481                $19.114                $14.927
Number of accumulation units
 outstanding at end of period                         14,666                 14,236                 40,140                 56,819
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                         $20.527                $16.758                $13.795                $14.067(3)
Value at end of period                               $19.365                $20.527                $16.758                $13.795
Number of accumulation units
 outstanding at end of period                        101,085                 64,138                 56,680                 55,233
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                         $31.255                $19.978                $16.986                $16.776(3)
Value at end of period                               $24.820                $31.255                $19.978                $16.986
Number of accumulation units
 outstanding at end of period                          4,115                  6,428                  3,855                  6,970
PPI T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                         $21.922                $18.146                $14.400                $14.112(3)
Value at end of period                               $21.643                $21.922                $18.146                $14.400
Number of accumulation units
 outstanding at end of period                         20,218                 24,825                 29,384                 24,650

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during February
                        2000.
                  (2)   Funds were first received in this option during May 2000.
                  (3)   Funds were first received in this option during March 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during July 1999.
                  (2)   Funds were first received in this option during September
                        1999.

------------------------------------------------------------------

                  (3)   Funds were first received in this option during May 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during October
                        1998.
                  (2)   Funds were first received in this option during January
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during June 1997.
                  (2)   Funds were first received in this option during December
                        1997.
                  (3)   Funds were first received in this option during November
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXIV
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
             OF 0.60% FOR AETNA FUNDS AND 0.75% FOR ALL OTHER FUNDS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000
                                                                       ----
AETNA ASCENT VP
Value at beginning of period                                         $18.231(1)
Value at end of period                                               $17.628
Number of accumulation units outstanding at end of period              7,890
AETNA BALANCED VP, INC
Value at beginning of period                                         $24.797(1)
Value at end of period                                               $23.973
Number of accumulation units outstanding at end of period            280,298
AETNA BOND VP
Value at beginning of period                                         $14.385(1)
Value at end of period                                               $15.030
Number of accumulation units outstanding at end of period             59,880
AETNA CROSSROADS VP
Value at beginning of period                                         $16.707(1)
Value at end of period                                               $16.347
Number of accumulation units outstanding at end of period              4,111
AETNA GROWTH VP
Value at beginning of period                                         $24.462(1)
Value at end of period                                               $20.793
Number of accumulation units outstanding at end of period             80,897
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $28.038(1)
Value at end of period                                               $25.628
Number of accumulation units outstanding at end of period            727,721
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $22.482(1)
Value at end of period                                               $20.650
Number of accumulation units outstanding at end of period            110,804
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $15.067(1)
Value at end of period                                               $14.774
Number of accumulation units outstanding at end of period             23,200
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                         $10.027(1)
Value at end of period                                               $10.477
Number of accumulation units outstanding at end of period              3,067
AETNA INTERNATIONAL VP
Value at beginning of period                                         $13.152(1)
Value at end of period                                               $11.501
Number of accumulation units outstanding at end of period              4,906
AETNA LEGACY VP
Value at beginning of period                                         $15.609(1)
Value at end of period                                               $15.623
Number of accumulation units outstanding at end of period              3,716
AETNA MONEY MARKET VP
Value at beginning of period                                         $13.398(1)
Value at end of period                                               $13.592
Number of accumulation units outstanding at end of period             86,231
AETNA SMALL COMPANY VP
Value at beginning of period                                         $19.585(1)
Value at end of period                                               $18.597
Number of accumulation units outstanding at end of period             23,758
AETNA TECHNOLOGY VP
Value at beginning of period                                          $8.891(1)
Value at end of period                                                $5.840
Number of accumulation units outstanding at end of period             25,944
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $20.650(1)
Value at end of period                                               $20.634
Number of accumulation units outstanding at end of period             17,416
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $15.281(1)
Value at end of period                                               $12.115
Number of accumulation units outstanding at end of period             17,938

------------------------------------------------------------------

                                                                       2000
                                                                       ----
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.051(1)
Value at end of period                                                $9.489
Number of accumulation units outstanding at end of period             16,053
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.715(1)
Value at end of period                                                $9.898
Number of accumulation units outstanding at end of period             27,070
AIM V.I. VALUE FUND
Value at beginning of period                                         $10.611(1)
Value at end of period                                                $9.711
Number of accumulation units outstanding at end of period              2,804
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $23.113(1)
Value at end of period                                               $21.748
Number of accumulation units outstanding at end of period              5,528
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $19.049(1)
Value at end of period                                               $19.655
Number of accumulation units outstanding at end of period             33,297
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $25.914(1)
Value at end of period                                               $22.885
Number of accumulation units outstanding at end of period            183,299
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $16.962(1)
Value at end of period                                               $15.392
Number of accumulation units outstanding at end of period              8,637
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $23.513(1)
Value at end of period                                               $22.209
Number of accumulation units outstanding at end of period             77,274
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $43.951(1)
Value at end of period                                               $31.443
Number of accumulation units outstanding at end of period            312,954
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $24.658(1)
Value at end of period                                               $24.093
Number of accumulation units outstanding at end of period            143,009
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $15.851(1)
Value at end of period                                               $16.328
Number of accumulation units outstanding at end of period              7,489
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $29.874(1)
Value at end of period                                               $24.812
Number of accumulation units outstanding at end of period            127,738
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $33.364(1)
Value at end of period                                               $28.830
Number of accumulation units outstanding at end of period            210,872
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $16.764(1)
Value at end of period                                               $16.294
Number of accumulation units outstanding at end of period             16,614
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.237(1)
Value at end of period                                               $10.197
Number of accumulation units outstanding at end of period              2,010
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                         $14.773(1)
Value at end of period                                               $16.269
Number of accumulation units outstanding at end of period              4,181
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $37.485(1)
Value at end of period                                               $33.077
Number of accumulation units outstanding at end of period             29,270
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $24.830(1)
Value at end of period                                               $20.057
Number of accumulation units outstanding at end of period             93,440
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $21.916(1)
Value at end of period                                               $19.388
Number of accumulation units outstanding at end of period             35,218

------------------------------------------------------------------

                                                                       2000
                                                                       ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $25.595(1)
Value at end of period                                               $24.850
Number of accumulation units outstanding at end of period             16,938
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $23.370(1)
Value at end of period                                               $21.669
Number of accumulation units outstanding at end of period             68,020

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during October
                        2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXV
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
             OF 0.75% FOR AETNA FUNDS AND 0.90% FOR ALL OTHER FUNDS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000
                                                                       ----
AETNA ASCENT VP
Value at beginning of period                                         $17.673(1)
Value at end of period                                               $17.620
Number of accumulation units outstanding at end of period                663
AETNA BALANCED VP, INC.
Value at beginning of period                                         $24.183(1)
Value at end of period                                               $23.962
Number of accumulation units outstanding at end of period             16,891
AETNA BOND VP
Value at beginning of period                                         $14.416(1)
Value at end of period                                               $15.023
Number of accumulation units outstanding at end of period              4,465
AETNA CROSSROADS VP
Value at beginning of period                                         $16.294(1)
Value at end of period                                               $16.340
Number of accumulation units outstanding at end of period                304
AETNA GROWTH VP
Value at beginning of period                                         $23.388(1)
Value at end of period                                               $20.784
Number of accumulation units outstanding at end of period              2,394
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $26.982(1)
Value at end of period                                               $25.617
Number of accumulation units outstanding at end of period             34,056
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $21.677(1)
Value at end of period                                               $20.641
Number of accumulation units outstanding at end of period              7,168
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $14.459(1)
Value at end of period                                               $14.768
Number of accumulation units outstanding at end of period              3,480
AETNA INTERNATIONAL VP
Value at beginning of period                                         $12.586(1)
Value at end of period                                               $11.496
Number of accumulation units outstanding at end of period                  2
AETNA LEGACY VP
Value at beginning of period                                         $15.374(1)
Value at end of period                                               $15.616
Number of accumulation units outstanding at end of period                966
AETNA MONEY MARKET VP
Value at beginning of period                                         $13.409(1)
Value at end of period                                               $13.586
Number of accumulation units outstanding at end of period             27,084
AETNA SMALL COMPANY VP
Value at beginning of period                                         $18.318(1)
Value at end of period                                               $18.589
Number of accumulation units outstanding at end of period              2,705
AETNA TECHNOLOGY VP
Value at beginning of period                                          $7.855(1)
Value at end of period                                                $5.837
Number of accumulation units outstanding at end of period                381
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $20.538(1)
Value at end of period                                               $20.625
Number of accumulation units outstanding at end of period                591
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $14.236(1)
Value at end of period                                               $12.110
Number of accumulation units outstanding at end of period                660
AIM V.I. GROWTH FUND
Value at beginning of period                                         $11.267(1)
Value at end of period                                                $9.485
Number of accumulation units outstanding at end of period              2,055

------------------------------------------------------------------

                                                                       2000
                                                                       ----
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.140(1)
Value at end of period                                                $9.894
Number of accumulation units outstanding at end of period              8,540
AIM V.I. VALUE FUND
Value at beginning of period                                         $10.085(1)
Value at end of period                                                $9.707
Number of accumulation units outstanding at end of period                114
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $22.610(1)
Value at end of period                                               $21.739
Number of accumulation units outstanding at end of period                227
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $18.652(1)
Value at end of period                                               $19.647
Number of accumulation units outstanding at end of period             15,603
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $25.026(1)
Value at end of period                                               $22.876
Number of accumulation units outstanding at end of period             23,381
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $16.449(1)
Value at end of period                                               $15.386
Number of accumulation units outstanding at end of period              1,669
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $22.768(1)
Value at end of period                                               $22.199
Number of accumulation units outstanding at end of period              7,666
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $40.992(1)
Value at end of period                                               $31.430
Number of accumulation units outstanding at end of period             30,076
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $24.180(1)
Value at end of period                                               $24.083
Number of accumulation units outstanding at end of period              6,885
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $15.890(1)
Value at end of period                                               $16.321
Number of accumulation units outstanding at end of period              1,366
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $28.180(1)
Value at end of period                                               $24.801
Number of accumulation units outstanding at end of period             12,973
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $32.009(1)
Value at end of period                                               $28.818
Number of accumulation units outstanding at end of period             24,037
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $16.277(1)
Value at end of period                                               $16.288
Number of accumulation units outstanding at end of period              1,979
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.235(1)
Value at end of period                                               $10.193
Number of accumulation units outstanding at end of period                  1
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                         $15.024(1)
Value at end of period                                               $16.262
Number of accumulation units outstanding at end of period                823
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $36.090(1)
Value at end of period                                               $33.063
Number of accumulation units outstanding at end of period              2,496
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $22.873(1)
Value at end of period                                               $20.048
Number of accumulation units outstanding at end of period              6,332
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $21.170(1)
Value at end of period                                               $19.380
Number of accumulation units outstanding at end of period             18,054
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $25.253(1)
Value at end of period                                               $24.839
Number of accumulation units outstanding at end of period                677

------------------------------------------------------------------

                                                                       2000
                                                                       ----
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $22.363(1)
Value at end of period                                               $21.660
Number of accumulation units outstanding at end of period             14,653

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during October
                        2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXVI
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                     OF 0.95% EFFECTIVE ON JANUARY 15, 1996
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION. THE ACCUMULATION UNIT VALUES REFLECT A MORTALITY AND EXPENSE RISK CHARGE OF 1.25% UNTIL JANUARY 15, 1996, WHEN THE MORTALITY AND EXPENSE RISK CHARGE WAS REDUCED TO 0.95% DURING THE ACCUMULATION PHASE. IT WILL INCREASE TO 1.25% DURING THE INCOME PHASE.

                                    2000        1999        1998        1997        1996         1995          1994
                                    ----        ----        ----        ----        ----         ----          ----
AETNA ASCENT VP
Value at beginning of period        $18.172     $16.028     $15.514     $13.063     $10.673       $10.000(1)
Value at end of period              $17.927     $18.172     $16.028     $15.514     $13.063       $10.673
Number of accumulation units
 outstanding at end of period        72,526      68,230      80,754      65,940      22,888       393,053
AETNA BALANCED VP, INC.
Value at beginning of period        $24.687     $21.917     $18.922     $15.596     $13.673       $10.868       $11.057
Value at end of period              $24.380     $24.687     $21.917     $18.922     $15.596       $13.673       $10.868
Number of accumulation units
 outstanding at end of period       681,758     725,533     768,510     776,268     768,178    38,152,395    23,139,604
AETNA BOND VP
Value at beginning of period        $14.037     $14.264     $13.316     $12.413     $12.098       $10.360       $10.905
Value at end of period              $15.286     $14.037     $14.264     $13.316     $12.413       $12.098       $10.360
Number of accumulation units
 outstanding at end of period       268,652     345,815     389,466     328,774     354,731    21,379,976    11,713,354
AETNA CROSSROADS VP
Value at beginning of period        $16.670     $15.255     $14.541     $12.486     $10.612       $10.000(1)
Value at end of period              $16.625     $16.670     $15.255     $14.541     $12.486       $10.612
Number of accumulation units
 outstanding at end of period        72,153      69,848      78,788      71,276      35,151       294,673
AETNA GROWTH VP
Value at beginning of period        $24.094     $18.005     $13.202     $12.787(1)
Value at end of period              $21.069     $24.094     $18.005     $13.202
Number of accumulation units
 outstanding at end of period       259,594     172,922     115,677       6,619
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $29.475     $25.319     $22.325     $17.352     $14.077       $10.778       $11.020
Value at end of period              $26.063     $29.475     $25.319     $22.325     $17.352       $14.077       $10.778
Number of accumulation units
 outstanding at end of period     4,152,127   4,530,330   5,019,611   5,232,193   4,796,196   188,964,022   114,733,035
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period        $23.294     $18.902     $14.500     $10.934     $10.000(1)
Value at end of period              $20.959     $23.294     $18.902     $14.500     $10.934
Number of accumulation units
 outstanding at end of period       728,522     580,525     386,036     159,318      27,436
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period        $12.530     $10.913      $7.633(1)
Value at end of period              $14.923     $12.530     $10.913
Number of accumulation units
 outstanding at end of period       140,820      32,617       5,166
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period         $9.703      $8.834      $6.425(1)
Value at end of period              $10.583      $9.703      $8.834
Number of accumulation units
 outstanding at end of period        36,589      14,120       6,054
AETNA INTERNATIONAL VP
Value at beginning of period        $14.682      $9.785      $8.779(1)
Value at end of period              $11.617     $14.682       9.785
Number of accumulation units
 outstanding at end of period        15,926       5,886         583
AETNA LEGACY VP
Value at beginning of period        $15.264     $14.375     $13.571     $11.965     $10.580       $10.000(1)
Value at end of period              $15.889     $15.264     $14.375     $13.571     $11.965       $10.580
Number of accumulation units
 outstanding at end of period        50,443      53,313      63,385      38,899      13,861       143,637

                                    1993         1992         1991
                                    ----         ----         ----
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period        $10.189      $12.736(1)    $10.896
Value at end of period              $11.057      $10.189      $12.736
Number of accumulation units
 outstanding at end of period    11,368,365       11,508   22,898,099
AETNA BOND VP
Value at beginning of period        $10.068      $36.789(2)    $31.192
Value at end of period              $10.905      $10.068      $36.789
Number of accumulation units
 outstanding at end of period     4,084,142        3,870    7,844,412
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $10.454      $97.165(3)    $77.845
Value at end of period              $11.020      $10.454      $97.165
Number of accumulation units
 outstanding at end of period    44,166,470       21,250   20,948,226
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                    2000        1999        1998        1997        1996         1995          1994
                                    ----        ----        ----        ----        ----         ----          ----
AETNA MONEY MARKET VP
Value at beginning of period        $13.083     $12.558     $12.022     $11.506     $11.026       $10.528       $10.241
Value at end of period              $13.823     $13.083     $12.558     $12.022     $11.506       $11.026       $10.528
Number of accumulation units
 outstanding at end of period       380,540     345,617     230,562     262,519     228,698    12,999,680     7,673,528
AETNA SMALL COMPANY VP
Value at beginning of period        $17.778     $13.704     $13.684     $13.119(1)
Value at end of period              $18.843     $17.778     $13.704     $13.684
Number of accumulation units
 outstanding at end of period       130,002      58,528      61,244       1,098
AETNA TECHNOLOGY VP
Value at beginning of period         $9.849(1)
Value at end of period               $5.854
Number of accumulation units
 outstanding at end of period       158,660
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $19.103     $16.113     $13.290     $13.037(2)
Value at end of period              $20.907     $19.103     $16.113     $13.290
Number of accumulation units
 outstanding at end of period        71,761      52,283      54,627       3,417
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period        $15.993(2)
Value at end of period              $12.205
Number of accumulation units
 outstanding at end of period        21,995
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period        $12.244(3)
Value at end of period               $9.972
Number of accumulation units
 outstanding at end of period        28,163
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $22.998     $20.668     $17.946     $15.088     $13.527       $10.554       $11.036
Value at end of period              $22.125     $22.998     $20.668     $17.946     $15.088       $13.527       $10.554
Number of accumulation units
 outstanding at end of period        68,633      68,703      71,154      66,428      57,557       966,098       521,141
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $18.570     $17.615     $15.931     $12.554     $11.092       $10.000(1)
Value at end of period              $19.996     $18.570     $17.615     $15.931     $12.554       $11.092
Number of accumulation units
 outstanding at end of period       177,577     222,000     239,214     196,921     116,432     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $26.334     $19.326     $13.987     $11.435     $10.066       $10.000(1)
Value at end of period              $23.282     $26.334     $19.326     $13.987     $11.435       $10.066
Number of accumulation units
 outstanding at end of period       615,609     476,086     292,985     181,487     112,748     1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $19.492     $13.784     $12.342     $11.169      $9.961       $10.000(1)
Value at end of period              $15.659     $19.492     $13.784     $12.342     $11.169        $9.961
Number of accumulation units
 outstanding at end of period        24,252      24,274      26,108      22,047      10,848       196,090
FIDELITY VIP II
CONTRAFUND-REGISTERED
TRADEMARK-
PORTFOLIO
Value at beginning of period        $24.363     $19.776     $15.360     $12.491     $10.397       $10.000(1)
Value at end of period              $22.594     $24.363     $19.776     $15.360     $12.491       $10.397
Number of accumulation units
 outstanding at end of period       213,249     222,596     209,707     171,832      92,021     2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period        $47.242     $21.139     $15.895     $14.243     $13.322       $10.581       $10.000(1)
Value at end of period              $31.989     $47.242     $21.139     $15.895     $14.243       $13.322       $10.581
Number of accumulation units
 outstanding at end of period       846,146     582,335     283,821     253,316     226,504     4,887,060       753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period        $25.243     $20.086     $15.100     $12.485     $10.850       $10.000(1)
Value at end of period              $24.511     $25.243     $20.086     $15.100     $12.485       $10.850
Number of accumulation units
 outstanding at end of period       354,240     248,076     105,755      45,503      29,442        93,304

                                    1993         1992         1991
                                    ----         ----         ----
AETNA MONEY MARKET VP
Value at beginning of period        $10.048      $33.812(4)    $32.138
Value at end of period              $10.241      $10.048      $33.812
Number of accumulation units
 outstanding at end of period     2,766,044          825    8,430,082
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA TECHNOLOGY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $10.278      $10.000(5)
Value at end of period              $11.036      $10.278
Number of accumulation units
 outstanding at end of period       144,168        2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND-REGISTERED
TRADEMARK-
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                    2000        1999        1998        1997        1996         1995          1994
                                    ----        ----        ----        ----        ----         ----          ----
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period        $15.741     $15.626     $14.458     $13.060     $12.077        $9.873       $10.000(1)
Value at end of period              $16.611     $15.741     $15.626     $14.458     $13.060       $12.077        $9.873
Number of accumulation units
 outstanding at end of period        55,993      53,088      57,101      13,925       6,607       315,361        28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period        $29.744     $20.836     $15.505     $12.753     $10.870       $10.000(1)
Value at end of period              $25.242     $29.744     $20.836     $15.505     $12.753       $10.870
Number of accumulation units
 outstanding at end of period       423,179     260,307     128,844      83,855      51,761       259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period        $35.020     $21.478     $16.819     $13.900     $10.877       $10.000(1)
Value at end of period              $29.330     $35.020     $21.478     $16.819     $13.900       $10.877
Number of accumulation units
 outstanding at end of period       954,756     771,009     655,881     511,940     212,494     1,036,040
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period        $15.775     $10.039      $8.907(1)
Value at end of period              $16.464     $15.775     $10.039
Number of accumulation units
 outstanding at end of period        90,381      14,291         774
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period        $10.108      $9.915      $9.660(1)
Value at end of period              $10.304     $10.108      $9.915
Number of accumulation units
 outstanding at end of period         2,328       1,294         176
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period        $14.079     $12.446     $15.633     $14.729     $11.720       $10.154       $10.877
Value at end of period              $16.552     $14.079     $12.446     $15.633     $14.729       $11.720       $10.154
Number of accumulation units
 outstanding at end of period        20,792      26,550      37,897      73,258      42,174       711,892       703,676
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $35.938     $24.361     $19.405     $19.123(3)
Value at end of period              $33.651     $35.938     $24.361     $19.405
Number of accumulation units
 outstanding at end of period       251,486     184,604     182,557     192,553
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period        $28.849     $19.285     $15.015     $15.199(3)
Value at end of period              $20.405     $28.849     $19.285     $15.015
Number of accumulation units
 outstanding at end of period       638,181     587,576     595,462     573,528
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period        $20.792     $16.907     $13.877     $14.147(3)
Value at end of period              $19.724     $20.792     $16.907     $13.877
Number of accumulation units
 outstanding at end of period       327,757     333,629     378,798     418,965
PPI SCUDDER
INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $31.658     $20.157     $17.087     $16.871(3)
Value at end of period              $25.281     $31.658     $20.157     $17.087
Number of accumulation units
 outstanding at end of period       244,725     262,481     273,684     295,952
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period        $22.205     $18.309     $14.485     $14.192(3)
Value at end of period              $22.045     $22.205     $18.309     $14.485
Number of accumulation units
 outstanding at end of period       327,658     297,723     277,044     212,654

                                    1993         1992         1991
                                    ----         ----         ----
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period         $9.832      $10.000(5)
Value at end of period              $10.877       $9.832
Number of accumulation units
 outstanding at end of period       135,614          561
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.

------------------------------------------------------------------

                  (2)   Funds were first received in this option during July 2000.
                  (3)   Funds were first received in this option during September
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during October
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during December
                        1997.
                  (2)   Funds were first received in this option during August 1997.
                  (3)   Funds were first received in this option during November
                        1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        August 1996 when the portfolio became available under the
                        contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
                        Funds were first received in this option during October
                        1998.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1995:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during August 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during October 1994, when the funds were first
                        received in this option.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
                  (1)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (2)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (3)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (4)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (5)   The initial accumulation unit value was established at
                        $10.000 on August 21, 1992, the date on which the
                        fund/portfolio became available under the contract.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXVII
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                       OF 0.95% EFFECTIVE ON MAY 25, 1996
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION. THE ACCUMULATION UNIT VALUES REFLECT A MORTALITY AND EXPENSE RISK CHARGE OF 1.25% UNTIL MAY 25, 1996, WHEN THE MORTALITY AND EXPENSE RISK CHARGE WAS REDUCED TO 0.95% DURING THE ACCUMULATION PHASE. IT WILL INCREASE TO 1.25% DURING THE INCOME PHASE.

                                      2000        1999        1998        1997        1996         1995          1994
                                      ----        ----        ----        ----        ----         ----          ----
AETNA ASCENT VP
Value at beginning of period          $18.135     $16.011     $15.497     $13.049     $10.673       $10.000(1)
Value at end of period                $17.845     $18.135     $16.011     $15.497     $13.049       $10.673
Number of accumulation units
 outstanding at end of period          10,709      11,396      29,149     178,233      35,180       393,053
AETNA BALANCED VP, INC.
Value at beginning of period          $24.637     $21.893     $18.901     $15.579     $13.673       $10.868       $11.057
Value at end of period                $24.268     $24.637     $21.893     $18.901     $15.579       $13.673       $10.868
Number of accumulation units
 outstanding at end of period         110,144     127,612     266,636   1,511,041   1,528,051    38,152,395    23,139,604
AETNA BOND VP
Value at beginning of period          $14.009     $14.248     $13.301     $12.399     $12.098       $10.360       $10.905
Value at end of period                $15.215     $14.009     $14.248     $13.301     $12.399       $12.098       $10.360
Number of accumulation units
 outstanding at end of period         114,543     128,235     200,650     463,068     493,485    21,379,976    11,713,354
AETNA CROSSROADS VP
Value at beginning of period          $16.637     $15.239     $14.526     $12.473     $10.612       $10.000(1)
Value at end of period                $16.548     $16.637     $15.239     $14.526     $12.473       $10.612
Number of accumulation units
 outstanding at end of period           9,638      10,401      30,057      99,660      28,829       294,673
AETNA GROWTH VP
Value at beginning of period          $24.071     $18.005     $13.202     $12.975(1)
Value at end of period                $20.994     $24.071     $18.005     $13.202
Number of accumulation units
 outstanding at end of period          32,770      26,330      81,693       4,360
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $29.416     $25.291     $22.301     $17.333     $14.077       $10.778       $11.020
Value at end of period                $25.943     $29.416     $25.291     $22.301     $17.333       $14.077       $10.778
Number of accumulation units
 outstanding at end of period         867,249   1,028,949   2,491,029   7,667,724   7,250,286   188,964,022   114,733,035
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period          $23.273     $18.902     $14.500     $10.934     $10.000(1)
Value at end of period                $20.885     $23.273     $18.902     $14.500     $10.934
Number of accumulation units
 outstanding at end of period          96,356      83,941     145,736     190,348      28,473
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period          $12.519     $10.913      $9.927(1)
Value at end of period                $14.870     $12.519     $10.913
Number of accumulation units
 outstanding at end of period          19,361       5,399       9,117
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period           $9.694      $8.834      $9.997(1)
Value at end of period                $10.545      $9.694      $8.834
Number of accumulation units
 outstanding at end of period           6,874       5,249      12,800
AETNA INTERNATIONAL VP
Value at beginning of period          $14.668      $9.785     $10.183(1)
Value at end of period                $11.576     $14.668      $9.785
Number of accumulation units
 outstanding at end of period           6,892       1,203       7,767
AETNA LEGACY VP
Value at beginning of period          $15.234     $14.361     $13.557     $11.953     $10.580       $10.000(1)
Value at end of period                $15.817     $15.234     $14.361     $13.557     $11.953       $10.580
Number of accumulation units
 outstanding at end of period           3,220       3,379      17,756      58,121      15,755       143,637

                                       1993        1992        1991
                                       ----        ----        ----
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period           $10.189   $12.736(1)    $10.896
Value at end of period                 $11.057   $10.189       $12.736
Number of accumulation units
 outstanding at end of period       11,368,365    11,508    22,898,099
AETNA BOND VP
Value at beginning of period           $10.068   $36.789(2)    $31.192
Value at end of period                 $10.905   $10.068       $36.789
Number of accumulation units
 outstanding at end of period        4,084,142     3,870     7,844,412
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $10.454   $97.165(3)    $77.845
Value at end of period                 $11.020   $10.454       $97.165
Number of accumulation units
 outstanding at end of period       44,166,470    21,250    20,948,226
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                      2000        1999        1998        1997        1996         1995          1994
                                      ----        ----        ----        ----        ----         ----          ----
AETNA MONEY MARKET VP
Value at beginning of period          $13.057     $12.545     $12.009     $11.494     $11.026       $10.528       $10.241
Value at end of period                $13.759     $13.057     $12.545     $12.009     $11.494       $11.026       $10.528
Number of accumulation units
 outstanding at end of period         101,086    $117,934     132,737     328,674     351,832    12,999,680     7,673,528
AETNA SMALL COMPANY VP
Value at beginning of period          $17.762     $13.704     $13.684     $13.248(1)
Value at end of period                $18.777     $17.762     $13.704     $13.684
Number of accumulation units
 outstanding at end of period          29,276      12,642      52,936      12,603
AETNA TECHNOLOGY VP
Value at beginning of period           $9.950(1)
Value at end of period                 $5.842
Number of accumulation units
 outstanding at end of period          54,143
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period          $19.085     $16.113     $13.290     $13.093(1)
Value at end of period                $20.834     $19.085     $16.113     $13.290
Number of accumulation units
 outstanding at end of period           5,126       3,855      19,971       8,131
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period          $13.359(2)
Value at end of period                $12.130
Number of accumulation units
 outstanding at end of period           8,952
AIM V.I. GROWTH FUND
Value at beginning of period          $12.098     $10.229(1)
Value at end of period                 $9.529     $12.098
Number of accumulation units
 outstanding at end of period           9,403         110
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period          $11.710      $9.645(2)
Value at end of period                 $9.911     $11.710
Number of accumulation units
 outstanding at end of period          31,226         328
AIM V.I. VALUE FUND
Value at beginning of period          $11.495      $9.915(3)
Value at end of period                 $9.719     $11.495
Number of accumulation units
 outstanding at end of period          14,972         181
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $22.951     $20.646     $17.926     $15.071     $13.527       $10.554       $11.036
Value at end of period                $22.024     $22.951     $20.646     $17.926     $15.071       $13.527       $10.554
Number of accumulation units
 outstanding at end of period          16,336      16,438      21,808      40,783      35,511       966,098       521,141
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period          $18.533     $17.596     $15.914     $12.541     $11.092       $10.000(1)
Value at end of period                $19.904     $18.533     $17.596     $15.914     $12.541       $11.092
Number of accumulation units
 outstanding at end of period          20,688      30,245      74,067     121,281      82,568     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period          $26.281     $19.305     $13.972     $11.423     $10.066       $10.000(1)
Value at end of period                $23.175     $26.281     $19.305     $13.972     $11.423       $10.066
Number of accumulation units
 outstanding at end of period          87,549      77,945     100,561     176,877     135,704     1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period          $19.452     $13.769     $12.328     $11.157      $9.961       $10.000(1)
Value at end of period                $15.587     $19.452     $13.769     $12.328     $11.157        $9.961
Number of accumulation units
 outstanding at end of period          11,389       7,531      14,165      40,516      29,108       196,090
FIDELITY VIP II
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period          $24.314     $19.755     $15.343     $12.477     $10.397       $10.000(1)
Value at end of period                $22.490     $24.314     $19.755     $15.343     $12.477       $10.397
Number of accumulation units
 outstanding at end of period          74,363      79,042     176,553     320,226     175,463     2,116,732

                                       1993        1992        1991
                                       ----        ----        ----
AETNA MONEY MARKET VP
Value at beginning of period           $10.048   $33.812(4)    $32.138
Value at end of period                 $10.241   $10.048       $33.812
Number of accumulation units
 outstanding at end of period        2,766,044       825     8,430,082
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA TECHNOLOGY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period           $10.278   $10.000(5)
Value at end of period                 $11.036   $10.278
Number of accumulation units
 outstanding at end of period          144,168     2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                      2000        1999        1998        1997        1996         1995          1994
                                      ----        ----        ----        ----        ----         ----          ----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $47.147     $21.116     $15.878     $14.227     $13.322       $10.581       $10.000(1)
Value at end of period                $31.842     $47.147     $21.116     $15.878     $14.227       $13.322       $10.581
Number of accumulation units
 outstanding at end of period         137,401      98,304     120,002     211,783     171,747     4,887,060       753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period          $25.192     $20.064     $15.084     $12.472     $10.850       $10.000(1)
Value at end of period                $24.398     $25.192     $20.064     $15.084     $12.472       $10.850
Number of accumulation units
 outstanding at end of period          65,153      54,960      45,435      58,999      29,198        93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $15.709     $15.609     $14.442     $13.046     $12.077        $9.873       $10.000(1)
Value at end of period                $16.535     $15.709     $15.609     $14.442     $13.046       $12.077        $9.873
Number of accumulation units
 outstanding at end of period           5,661       5,620      10,857      11,145       9,054       315,361        28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period          $29.684     $20.813     $15.489     $12.739     $10.870       $10.000(1)
Value at end of period                $25.126     $29.684     $20.813     $15.489     $12.739       $10.870
Number of accumulation units
 outstanding at end of period          68,376      52,381      47,157      86,733      67,001       259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period          $34.949     $21.455     $16.800     $13.885     $10.877       $10.000(1)
Value at end of period                $29.195     $34.949     $21.455     $16.800     $13.885       $10.877
Number of accumulation units
 outstanding at end of period         136,897     109,644     236,904     586,164     241,823     1,036,040
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period          $15.760     $10.039     $10.080(1)
Value at end of period                $16.407     $15.760     $10.039
Number of accumulation units
 outstanding at end of period           9,278         595       3,153
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $10.099      $9.915     $10.056(2)
Value at end of period                $10.268     $10.099      $9.915
Number of accumulation units
 outstanding at end of period             294         597       1,158
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period          $14.051     $12.433     $15.616     $14.713     $11.720       $10.154       $10.877
Value at end of period                $16.475     $14.051     $12.433     $15.616     $14.713       $11.720       $10.154
Number of accumulation units
 outstanding at end of period           4,068       5,186      16,414      72,475      43,665       711,892       703,676
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period          $35.866     $24.335     $19.384     $19.102(2)
Value at end of period                $33.496     $35.866     $24.335     $19.384
Number of accumulation units
 outstanding at end of period          35,905      20,453      48,711      84,592
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period          $28.791     $19.264     $14.999     $15.183(2)
Value at end of period                $20.311     $28.791     $19.264     $14.999
Number of accumulation units
 outstanding at end of period          70,521      67,372     289,625     586,517
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period          $20.750     $16.889     $13.862     $14.131(2)
Value at end of period                $19.634     $20.750     $16.889     $13.862
Number of accumulation units
 outstanding at end of period          45,243      50,206     158,866     317,033
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period          $31.595     $20.135     $17.068     $16.853(2)
Value at end of period                $25.165     $31.595     $20.135     $17.068
Number of accumulation units
 outstanding at end of period          27,858      29,731      81,257     273,402

                                       1993        1992        1991
                                       ----        ----        ----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period            $9.832   $10.000(5)
Value at end of period                 $10.877    $9.832
Number of accumulation units
 outstanding at end of period          135,614       561
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                      2000        1999        1998        1997        1996         1995          1994
                                      ----        ----        ----        ----        ----         ----          ----
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period          $22.160     $18.289     $14.470     $14.176(2)
Value at end of period                $21.944     $22.160     $18.289     $14.470
Number of accumulation units
 outstanding at end of period          31,369      31,427      84,842     227,469

                                       1993        1992        1991
                                       ----        ----        ----
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.
                  (2)   Funds were first received in this option during January
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during July 1999.
                  (2)   Funds were first received in this option during September
                        1999.
                  (3)   Funds were first received in this option during June 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31,1998:
                  (1)   Funds were first received in this option during May 1998.
                  (2)   Funds were first received in this option during July 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during December
                        1997.
                  (2)   Funds were first received in this option during November
                        1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        August 1996 when the portfolio became available under the
                        contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1995:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during August 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during October 1994, when the funds were first
                        received in this option.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
                  (1)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (2)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (3)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (4)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (5)   The initial accumulation unit value was established at
                        $10.000 on August 21, 1992, the date on which the
                        fund/portfolio became available under the contract.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXVIII
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                OF 0.95% EFFECTIVE ON OR AFTER DECEMBER 16, 1996
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION. THE ACCUMULATION UNIT VALUES REFLECT A MORTALITY AND EXPENSE RISK CHARGE OF 1.25% UNTIL DECEMBER 16, 1996, WHEN THE MORTALITY AND EXPENSE RISK CHARGE WAS REDUCED TO 0.95% DURING THE ACCUMULATION PHASE. IT WILL INCREASE TO 1.25% DURING THE INCOME PHASE. THE CLASS OF ACCUMULATION UNIT VALUE SHOWN BELOW MAY ALSO BE USED FOR CONTRACTS WITH 0.95% TOTAL SEPARATE ACCOUNT CHARGES ISSUED AFTER DECEMBER 16, 1996; HOWEVER, THE CONDENSED FINANCIAL INFORMATION FOR PERIODS PRIOR TO DECEMBER 16, 1996 WILL NOT BE APPLICABLE.

                                   2000       1999        1998         1997         1996         1995          1994
                                   ----       ----        ----         ----         ----         ----          ----
AETNA ASCENT VP
Value at beginning of period     $18.105     $15.984      $15.471      $13.027      $10.673       $10.000(1)
Value at end of period           $17.815     $18.105      $15.984      $15.471      $13.027       $10.673
Number of accumulation units
 outstanding at end of period      8,474      11,315       38,675       86,255       32,497       393,053
AETNA BALANCED VP, INC.
Value at beginning of period     $24.596     $21.857      $18.870      $15.553      $13.673       $10.868       $11.057
Value at end of period           $24.228     $24.596      $21.857      $18.870      $15.553       $13.673       $10.868
Number of accumulation units
 outstanding at end of period     83,252      86,058      771,906    1,144,876      270,688    38,152,395    23,139,604
AETNA BOND VP
Value at beginning of period     $13.986     $14.225      $13.279      $12.379      $12.098       $10.360       $10.905
Value at end of period           $15.190     $13.986      $14.225      $13.279      $12.379       $12.098       $10.360
Number of accumulation units
 outstanding at end of period    101,759     114,359      289,651      553,279      159,594    21,379,976    11,713,354
AETNA CROSSROADS VP
Value at beginning of period     $16.609     $15.214      $14.501      $12.452      $10.612       $10.000(1)
Value at end of period           $16.521     $16.609      $15.214      $14.501      $12.452       $10.612
Number of accumulation units
 outstanding at end of period     10,168      14,627      100,734      101,836        9,415       294,673
AETNA GROWTH VP
Value at beginning of period     $24.071     $18.005      $13.202      $12.912(1)
Value at end of period           $20.994     $24.071      $18.005      $13.202
Number of accumulation units
 outstanding at end of period     38,168      24,434       59,374            7
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $29.367     $25.249      $22.264      $17.304      $14.077       $10.778       $11.020
Value at end of period           $25.900     $29.367      $25.249      $22.264      $17.304       $14.077       $10.778
Number of accumulation units
 outstanding at end of period    878,040     975,160    4,070,904    8,238,898    3,033,655   188,964,022   114,733,035
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period     $23.256     $18.888      $14.489      $10.925      $11.038(1)
Value at end of period           $20.870     $23.256      $18.888      $14.489      $10.925
Number of accumulation units
 outstanding at end of period     43,031      37,025      136,252      293,223       23,856
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $12.519     $10.913       $9.962(1)
Value at end of period           $14.870     $12.519      $10.913
Number of accumulation units
 outstanding at end of period     19,369       3,069       26,111
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $9.694      $8.834       $9.876(1)
Value at end of period           $10.545      $9.694       $8.834
Number of accumulation units
 outstanding at end of period      6,766       1,965       26,257
AETNA INTERNATIONAL VP
Value at beginning of period     $14.668      $9.785       $9.974(2)
Value at end of period           $11.576     $14.668       $9.785
Number of accumulation units
 outstanding at end of period      1,094         752          168

                                    1993        1992        1991
                                    ----        ----        ----
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period        $10.189    $12.736(1)     $10.896
Value at end of period              $11.057    $10.189       $12.736
Number of accumulation units
 outstanding at end of period    11,368,365     11,508    22,898,099
AETNA BOND VP
Value at beginning of period        $10.068    $36.789(2)     $31.192
Value at end of period              $10.905    $10.068       $36.789
Number of accumulation units
 outstanding at end of period     4,084,142      3,870     7,844,412
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $10.454    $97.165(3)     $77.845
Value at end of period              $11.020    $10.454       $97.165
Number of accumulation units
 outstanding at end of period    44,166,470     21,250    20,948,226
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                   2000       1999        1998         1997         1996         1995          1994
                                   ----       ----        ----         ----         ----         ----          ----
AETNA LEGACY VP
Value at beginning of period     $15.208     $14.336      $13.534      $11.932      $10.580       $10.000(1)
Value at end of period           $15.789     $15.208      $14.336      $13.534      $11.932       $10.580
Number of accumulation units
 outstanding at end of period      6,547       7,165       80,907       82,178        7,543       143,637
AETNA MONEY MARKET VP
Value at beginning of period     $13.035     $12.524      $11.989      $11.475      $11.026       $10.528       $10.241
Value at end of period           $13.736     $13.035      $12.524      $11.989      $11.475       $11.026       $10.528
Number of accumulation units
 outstanding at end of period     82,420      81,149      300,195      477,490      179,361    12,999,680     7,673,528
AETNA SMALL COMPANY VP
Value at beginning of period     $17.762     $13.704      $13.684      $13.248(1)
Value at end of period           $18.777     $17.762      $13.704      $13.684
Number of accumulation units
 outstanding at end of period     15,865       9,745       49,514        4,993
AETNA TECHNOLOGY VP
Value at beginning of period      $9.950(1)
Value at end of period            $5.842
Number of accumulation units
 outstanding at end of period     21,058
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period     $19.085     $16.113      $13.290      $13.093(1)
Value at end of period           $20.834     $19.085      $16.113      $13.290
Number of accumulation units
 outstanding at end of period      6,153       4,285       32,612        4,910
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period     $13.745      $9.660(1)
Value at end of period           $12.130     $13.745
Number of accumulation units
 outstanding at end of period      7,589          42
AIM V.I. GROWTH FUND
Value at beginning of period     $12.098     $10.595(2)
Value at end of period            $9.529     $12.098
Number of accumulation units
 outstanding at end of period      2,847          18
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period     $11.710      $9.601(1)
Value at end of period            $9.911     $11.710
Number of accumulation units
 outstanding at end of period      3,109         115
AIM V.I. VALUE FUND
Value at beginning of period     $11.495      $9.845(3)
Value at end of period            $9.719     $11.495
Number of accumulation units
 outstanding at end of period      4,687         674
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period     $22.913     $20.612      $17.896      $15.046      $13.527       $10.554       $11.036
Value at end of period           $21.987     $22.913      $20.612      $17.896      $15.046       $13.527       $10.554
Number of accumulation units
 outstanding at end of period      5,812       6,811       37,944       62,328       21,317       966,098       521,141
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period     $18.502     $17.567      $15.887      $12.520      $11.092       $10.000(1)
Value at end of period           $19.871     $18.502      $17.567      $15.887      $12.520       $11.092
Number of accumulation units
 outstanding at end of period     13,789      14,979       68,970      114,725       27,814     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period     $26.237     $19.273      $13.948      $11.404      $10.066       $10.000(1)
Value at end of period           $23.137     $26.237      $19.273      $13.948      $11.404       $10.066
Number of accumulation units
 outstanding at end of period     63,542      43,826      176,188      191,151       60,491     1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period     $19.420     $13.745      $12.308      $11.138       $9.961       $10.000(1)
Value at end of period           $15.561     $19.420      $13.746      $12.308      $11.138        $9.961
Number of accumulation units
 outstanding at end of period      4,699       3,845       17,178       19,949        2,023       196,090

                                    1993        1992        1991
                                    ----        ----        ----
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period        $10.048    $33.812(4)     $32.138
Value at end of period              $10.241    $10.048       $33.812
Number of accumulation units
 outstanding at end of period     2,766,044        825     8,430,082
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA TECHNOLOGY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $10.278    $10.000(5)
Value at end of period              $11.036    $10.278
Number of accumulation units
 outstanding at end of period       144,168      2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                   2000       1999        1998         1997         1996         1995          1994
                                   ----       ----        ----         ----         ----         ----          ----
FIDELITY VIP II
CONTRAFUND-REGISTERED
TRADEMARK-
PORTFOLIO
Value at beginning of period     $24.274     $19.722      $15.318      $12.457      $10.397       $10.000(1)
Value at end of period           $22.453     $24.274      $19.722      $15.318      $12.457       $10.397
Number of accumulation units
 outstanding at end of period     39,966     $37,380      187,525      263,159       41,394     2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $47.068     $21.081      $15.851      $14.204      $13.322       $10.581       $10.000(1)
Value at end of period           $31.789     $47.068      $21.081      $15.851      $14.204       $13.322       $10.581
Number of accumulation units
 outstanding at end of period    118,869      79,376      212,741      294,623      122,154     4,887,060       753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $25.151     $20.031      $15.059      $12.451      $10.850       $10.000(1)
Value at end of period           $24.358     $25.151      $20.031      $15.059      $12.451       $10.850
Number of accumulation units
 outstanding at end of period     35,278      32,085       89,095       78,052       12,340        93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $15.683     $15.583      $14.418      $13.024      $12.077        $9.873       $10.000(1)
Value at end of period           $16.507     $15.683      $15.583      $14.418      $13.024       $12.077        $9.873
Number of accumulation units
 outstanding at end of period      5,349       6,316       20,317       13,587        3,861       315,361        28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $29.635     $20.778      $15.463      $12.718      $10.870       $10.000(1)
Value at end of period           $25.084     $29.635      $20.778      $15.463      $12.718       $10.870
Number of accumulation units
 outstanding at end of period     42,270      38,376       61,355       93,386       29,696       259,196
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period     $34.891     $21.419      $16.773      $13.862      $10.877       $10.000(1)
Value at end of period           $29.147     $34.891      $21.419      $16.773      $13.862       $10.877
Number of accumulation units
 outstanding at end of period    109,139      81,241      301,775      538,281      124,749     1,036,040
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period     $15.760     $10.039      $10.042(1)
Value at end of period           $16.407     $15.760      $10.039
Number of accumulation units
 outstanding at end of period      6,179         329          382
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period     $10.099      $9.915       $9.992(1)
Value at end of period           $10.268     $10.099       $9.915
Number of accumulation units
 outstanding at end of period      3,971       3,113        5,938
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period     $14.028     $12.412      $15.590      $14.688      $11.720       $10.154       $10.877
Value at end of period           $16.448     $14.028      $12.412      $15.590      $14.688       $11.720       $10.154
Number of accumulation units
 outstanding at end of period      7,372       9,116       38,283      103,604       10,977       711,892       703,676
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period     $35.806     $24.294      $19.352      $19.071(2)
Value at end of period           $33.440     $35.806      $24.294      $19.352
Number of accumulation units
 outstanding at end of period     24,245      18,282      171,102      206,191
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period     $28.743     $19.232      $14.974      $15.158(2)
Value at end of period           $20.277     $28.743      $19.232      $14.974
Number of accumulation units
 outstanding at end of period     75,358      73,452      398,717      703,653
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period     $20.716     $16.861      $13.839      $14.108(2)
Value at end of period           $19.601     $20.716      $16.861      $13.839
Number of accumulation units
 outstanding at end of period     64,259      66,415      431,603      627,658

                                    1993        1992        1991
                                    ----        ----        ----
FIDELITY VIP II
CONTRAFUND-REGISTERED
TRADEMARK-
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period         $9.832    $10.000(5)
Value at end of period              $10.877     $9.832
Number of accumulation units
 outstanding at end of period       135,614        561
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                   2000       1999        1998         1997         1996         1995          1994
                                   ----       ----        ----         ----         ----         ----          ----
PPI MFS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period     $31.542     $20.102      $17.040      $16.825(2)
Value at end of period           $25.123     $31.542      $20.102      $17.040
Number of accumulation units
 outstanding at end of period     37,706      35,480      353,311      457,354
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period     $22.123     $18.258      $14.445      $14.153(2)
Value at end of period           $21.907     $22.123      $18.258      $14.445
Number of accumulation units
 outstanding at end of period     21,531      19,172      109,123      200,374

                                    1993        1992        1991
                                    ----        ----        ----
PPI MFS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during June 1999.
                  (2)   Funds were first received in this option during November
                        1999.
                  (3)   Funds were first received in this option during August 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during May 1998.
                  (2)   Funds were first received in this option during August 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during December
                        1997.
                  (2)   Funds were first received in this option during November
                        1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        December 1996 when the portfolio became available under the contract, when the funds were first received in this option or when the applicable daily asset charge was first
                        utilized.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1995:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during August 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during October 1994, when the funds were first
                        received in this option.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
                  (1)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was 13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (2)   The accumulation unit value was established at $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (3)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (4)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (5)   The initial accumulation unit value was established at
                        $10.000 on August 21, 1992, the date on which the
                        fund/portfolio became available under the contract.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXIX
        FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL LEAGUE UNDER DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999
                                                                       ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $18.122          $16.800(1)
Value at end of period                                               $17.858          $18.122
Number of accumulation units outstanding at end of period             15,636           14,127
AETNA BALANCED VP, INC.
Value at beginning of period                                         $24.619          $22.705(1)
Value at end of period                                               $24.286          $24.619
Number of accumulation units outstanding at end of period            227,797          246,195
AETNA BOND VP
Value at beginning of period                                         $13.999          $14.118(1)
Value at end of period                                               $15.227          $13.999
Number of accumulation units outstanding at end of period             17,781           23,788
AETNA CROSSROADS VP
Value at beginning of period                                         $16.624          $15.738(1)
Value at end of period                                               $16.561          $16.624
Number of accumulation units outstanding at end of period             10,579           12,284
AETNA GROWTH VP
Value at beginning of period                                         $24.094          $19.053(1)
Value at end of period                                               $21.045          $24.094
Number of accumulation units outstanding at end of period            $69,862           61,303
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $29.394          $26.736(1)
Value at end of period                                               $25.963          $29.394
Number of accumulation units outstanding at end of period            868,958          948,654
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $23.277          $20.242(1)
Value at end of period                                               $20.920          $23.277
Number of accumulation units outstanding at end of period            378,291          309,655
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.530          $10.927(1)
Value at end of period                                               $14.906          $12.530
Number of accumulation units outstanding at end of period             46,569            2,027
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.703           $8.783(1)
Value at end of period                                               $10.571           $9.703
Number of accumulation units outstanding at end of period             12,341            5,600
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.681          $10.489(1)
Value at end of period                                               $11.604          $14.681
Number of accumulation units outstanding at end of period              2,242            1,250
AETNA LEGACY VP
Value at beginning of period                                         $15.222          $14.711(1)
Value at end of period                                               $15.828          $15.222
Number of accumulation units outstanding at end of period             55,825           42,489
AETNA MONEY MARKET VP
Value at beginning of period                                         $13.047          $12.707(1)
Value at end of period                                               $13.769          $13.047
Number of accumulation units outstanding at end of period            117,584          139,150
AETNA SMALL COMPANY VP
Value at beginning of period                                         $17.778          $14.508(1)
Value at end of period                                               $18.822          $17.778
Number of accumulation units outstanding at end of period             39,273           29,452
AETNA TECHNOLOGY VP
Value at beginning of period                                          $8.618(1)
Value at end of period                                                $5.848
Number of accumulation units outstanding at end of period             52,014
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $19.103          $17.291(1)
Value at end of period                                               $20.884          $19.103
Number of accumulation units outstanding at end of period             14,448           11,792
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $13.372(2)
Value at end of period                                               $12.160
Number of accumulation units outstanding at end of period             38,763

------------------------------------------------------------------

                                                                       2000             1999
                                                                       ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.110          $11.240(2)
Value at end of period                                                $9.552          $12.110
Number of accumulation units outstanding at end of period              7,103            2,843
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.721           $9.727(3)
Value at end of period                                                $9.935          $11.721
Number of accumulation units outstanding at end of period             11,950            1,867
AIM V.I. VALUE FUND
Value at beginning of period                                         $11.036(2)
Value at end of period                                                $9.742
Number of accumulation units outstanding at end of period             18,115
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $22.935          $21.036(1)
Value at end of period                                               $22.040          $22.935
Number of accumulation units outstanding at end of period              3,041            2,376
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $18.519          $19.392(1)
Value at end of period                                               $19.919          $18.519
Number of accumulation units outstanding at end of period             25,298           25,382
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $26.262          $21.072(1)
Value at end of period                                               $23.193          $26.262
Number of accumulation units outstanding at end of period            103,625           82,069
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $19.438          $14.422(1)
Value at end of period                                               $15.599          $19.438
Number of accumulation units outstanding at end of period              9,134            7,321
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $24.296          $21.258(1)
Value at end of period                                               $22.507          $24.296
Number of accumulation units outstanding at end of period             76,555           82,920
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $47.112          $27.003(1)
Value at end of period                                               $31.866          $47.112
Number of accumulation units outstanding at end of period            299,257          214,523
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $25.174          $22.140(1)
Value at end of period                                               $24.417          $25.174
Number of accumulation units outstanding at end of period            101,913           80,071
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $15.698          $15.603(1)
Value at end of period                                               $16.547          $15.698
Number of accumulation units outstanding at end of period              9,312            9,552
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $29.662          $23.156(1)
Value at end of period                                               $25.145          $29.662
Number of accumulation units outstanding at end of period            103,000           63,406
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $34.923          $23.168(1)
Value at end of period                                               $29.217          $34.923
Number of accumulation units outstanding at end of period            276,228          216,743
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.775          $10.913(1)
Value at end of period                                               $16.446          $15.775
Number of accumulation units outstanding at end of period             38,009           14,641
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.108           $9.954(1)
Value at end of period                                               $10.292          $10.108
Number of accumulation units outstanding at end of period                978            3,895
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                         $14.041          $14.452(1)
Value at end of period                                               $16.488          $14.041
Number of accumulation units outstanding at end of period              3,120            4,390
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $35.839          $27.595(1)
Value at end of period                                               $33.521          $35.839
Number of accumulation units outstanding at end of period             35,540           23,458
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $28.769          $20.019(1)
Value at end of period                                               $20.326          $28.769
Number of accumulation units outstanding at end of period            200,927          194,333
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $20.735          $17.376(1)
Value at end of period                                               $19.648          $20.735
Number of accumulation units outstanding at end of period             76,323           86,899

------------------------------------------------------------------

                                                                       2000             1999
                                                                       ----             ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $31.571          $21.199(1)
Value at end of period                                               $25.184          $31.571
Number of accumulation units outstanding at end of period             73,935           79,515
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $22.144          $19.112(1)
Value at end of period                                               $21.960          $22.144
Number of accumulation units outstanding at end of period             55,667           53,724

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
                  (2)   Funds were first received in this option during January
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during May 1999.
                  (2)   Funds were first received in this option during December
                        1999.
                  (3)   Funds were first received in this option during October
                        1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXX
     FOR CONTRACTS ISSUED TO METROPOLITAN UTILITIES DISTRICT UNDER DEFERRED
        COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000              1999
                                                                       ----              ----
AETNA ASCENT VP
Value at beginning of period                                           $18.152           $16.828(1)
Value at end of period                                                 $17.888           $18.152
Number of accumulation units outstanding at end of period               10,632             9,510
AETNA BALANCED VP, INC.
Value at beginning of period                                           $24.660           $22.742(1)
Value at end of period                                                 $24.327           $24.660
Number of accumulation units outstanding at end of period               90,316            89,985
AETNA BOND VP
Value at beginning of period                                           $14.022           $14.142(1)
Value at end of period                                                 $15.252           $14.022
Number of accumulation units outstanding at end of period               38,843            74,784
AETNA CROSSROADS VP
Value at beginning of period                                           $16.652           $15.764(1)
Value at end of period                                                 $16.588           $16.652
Number of accumulation units outstanding at end of period               11,879            12,822
AETNA GROWTH VP
Value at beginning of period                                           $24.094           $19.053(1)
Value at end of period                                                 $21.045           $24.094
Number of accumulation units outstanding at end of period              103,003            72,901
AETNA GROWTH AND INCOME VP
Value at beginning of period                                           $29.443           $26.781(1)
Value at end of period                                                 $26.006           $29.443
Number of accumulation units outstanding at end of period            1,132,148         1,234,587
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                           $23.294           $20.257(1)
Value at end of period                                                 $20.936           $23.294
Number of accumulation units outstanding at end of period              142,200           120,481
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                           $12.530           $10.927(1)
Value at end of period                                                 $14.906           $12.530
Number of accumulation units outstanding at end of period               21,104             6,386
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                            $9.703            $8.783(1)
Value at end of period                                                 $10.571            $9.703
Number of accumulation units outstanding at end of period                9,384             5,603
AETNA INTERNATIONAL VP
Value at beginning of period                                           $14.681           $10.489(1)
Value at end of period                                                 $11.604           $14.681
Number of accumulation units outstanding at end of period               22,821            19,174
AETNA LEGACY VP
Value at beginning of period                                           $15.248           $14.736(1)
Value at end of period                                                 $15.855           $15.248
Number of accumulation units outstanding at end of period                5,217             8,034
AETNA MONEY MARKET VP
Value at beginning of period                                           $13.069           $12.728(1)
Value at end of period                                                 $13.792           $13.069
Number of accumulation units outstanding at end of period              141,829           124,835
AETNA SMALL COMPANY VP
Value at beginning of period                                           $17.778           $14.508(1)
Value at end of period                                                 $18.822           $17.778
Number of accumulation units outstanding at end of period               50,097            37,985
AETNA TECHNOLOGY VP
Value at beginning of period                                            $9.496(1)
Value at end of period                                                  $5.848
Number of accumulation units outstanding at end of period               93,245
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                           $19.103           $17.291(1)
Value at end of period                                                 $20.884           $19.103
Number of accumulation units outstanding at end of period               26,507            19,132
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                           $14.269(2)
Value at end of period                                                 $12.160
Number of accumulation units outstanding at end of period               36,954

------------------------------------------------------------------

                                                                       2000              1999
                                                                       ----              ----
AIM V.I. GROWTH FUND
Value at beginning of period                                           $12.655(2)
Value at end of period                                                  $9.552
Number of accumulation units outstanding at end of period               18,076
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                           $11.815(2)
Value at end of period                                                  $9.935
Number of accumulation units outstanding at end of period                8,936
AIM V.I. VALUE FUND
Value at beginning of period                                           $11.754(2)
Value at end of period                                                  $9.742
Number of accumulation units outstanding at end of period               13,459
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                           $22.973           $21.071(1)
Value at end of period                                                 $22.077           $22.973
Number of accumulation units outstanding at end of period                3,627             3,697
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                           $18.550           $19.424(1)
Value at end of period                                                 $19.952           $18.550
Number of accumulation units outstanding at end of period               39,261            37,177
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                           $26.305           $21.107(1)
Value at end of period                                                 $23.231           $26.305
Number of accumulation units outstanding at end of period               92,855            73,156
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                           $19.470           $14.446(1)
Value at end of period                                                 $15.625           $19.470
Number of accumulation units outstanding at end of period               12,808            11,298
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                           $24.336           $21.293(1)
Value at end of period                                                 $22.544           $24.336
Number of accumulation units outstanding at end of period              117,567           111,857
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                           $47.190           $27.048(1)
Value at end of period                                                 $31.919           $47.190
Number of accumulation units outstanding at end of period              171,176           130,374
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                           $25.216           $22.177(1)
Value at end of period                                                 $24.457           $25.216
Number of accumulation units outstanding at end of period               57,541            42,380
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                           $15.724           $15.629(1)
Value at end of period                                                 $16.575           $15.724
Number of accumulation units outstanding at end of period                8,757             8,959
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                           $29.712           $23.195(1)
Value at end of period                                                 $25.187           $29.712
Number of accumulation units outstanding at end of period               84,429            45,184
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                           $34.982           $23.206(1)
Value at end of period                                                 $29.266           $34.982
Number of accumulation units outstanding at end of period              193,452           158,965
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                           $15.775           $10.913(1)
Value at end of period                                                 $16.446           $15.775
Number of accumulation units outstanding at end of period               16,186             2,690
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                           $10.108            $9.954(1)
Value at end of period                                                 $10.292           $10.108
Number of accumulation units outstanding at end of period                7,670               483
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                           $14.064           $14.476(1)
Value at end of period                                                 $16.515           $14.064
Number of accumulation units outstanding at end of period                2,572             4,217
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                           $35.899           $27.641(1)
Value at end of period                                                 $33.577           $35.899
Number of accumulation units outstanding at end of period               34,743            29,139
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                           $28.817           $20.053(1)
Value at end of period                                                 $20.360           $28.817
Number of accumulation units outstanding at end of period              205,501           197,164
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                           $20.770           $17.405(1)
Value at end of period                                                 $19.681           $20.770
Number of accumulation units outstanding at end of period               99,464            94,525

------------------------------------------------------------------

                                                                       2000              1999
                                                                       ----              ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                           $31.624           $21.234(1)
Value at end of period                                                 $25.225           $31.624
Number of accumulation units outstanding at end of period               43,700            46,782
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                           $22.181           $19.144(1)
Value at end of period                                                 $21.997           $22.181
Number of accumulation units outstanding at end of period               54,355            51,974

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
                  (2)   Funds were first received in this option during February
                        2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during May 1999.

                          FOR MASTER APPLICATIONS ONLY
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C PROSPECTUS DATED MAY 1, 2001, AS WELL AS ALL CURRENT PROSPECTUSES FOR THE FUNDS AVAILABLE UNDER THE CONTRACTS.


____ PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.01107-01) DATED MAY 1, 2001.


--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.OEA-01

                            PROSPECTUS - MAY 1, 2001
--------------------------------------------------------------------------------

[SIDE NOTE]

THE FUNDS

Aetna Ascent VP


Aetna Balanced VP, Inc.


Aetna Income Shares d/b/a Aetna Bond VP


Aetna Crossroads VP


Aetna Growth VP


Aetna Variable Fund d/b/a Aetna Growth and Income VP




Aetna Index Plus Large Cap VP

Aetna Index Plus Mid Cap VP

Aetna Index Plus Small Cap VP

Aetna International VP

Aetna Legacy VP


Aetna Variable Encore Fund d/b/a Aetna Money Market VP



Aetna Small Company VP


Aetna Technology VP

Aetna Value Opportunity VP


AIM V.I. Capital Appreciation Fund

AIM V.I. Growth Fund

AIM V.I. Growth and Income Fund

AIM V.I. Value Fund

American Century Income & Growth (Advisor Class)(1)

Calvert Social Balanced Portfolio

DEM-Registered Trademark- Equity Fund (Institutional
Shares)(1)

Fidelity Variable Insurance Products Fund (VIP)
Equity-Income Portfolio

Fidelity Variable Insurance Products Fund (VIP) Growth
Portfolio

Fidelity Variable Insurance Products Fund (VIP) Overseas
Portfolio

Fidelity Variable Insurance Products Fund II (VIP II)
Contrafund-Registered Trademark- Portfolio


Janus Aspen Aggressive Growth Portfolio


Janus Aspen Balanced Portfolio


Janus Aspen Capital Appreciation Portfolio (Service
Shares)


Janus Aspen Flexible Income Portfolio


Janus Aspen Growth Portfolio


Janus Aspen Worldwide Growth Portfolio


Janus Twenty Fund(1)


Oppenheimer Developing Markets Fund (Class A Shares)(1)


Oppenheimer Global Securities Fund/VA


Oppenheimer Strategic Bond Fund/VA


Pax World Balanced Fund, Inc.(1)




Pilgrim Natural Resources Trust (formerly Lexington
Natural Resources Trust)(2)




Portfolio Partners, Inc. (PPI) MFS Capital Opportunities
Portfolio




Portfolio Partners, Inc. (PPI) MFS Emerging Equities
Portfolio


Portfolio Partners, Inc. (PPI) MFS Research Growth
Portfolio


Portfolio Partners, Inc. (PPI) Scudder International
Growth Portfolio


Portfolio Partners, Inc. (PPI) T. Rowe Price Growth
Equity Portfolio

Wachovia Special Values Fund (Class A shares)(1)
[END SIDE NOTE]
THE CONTRACTS. The contracts described in this prospectus are group or individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/ or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options.
 Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
 TABLE OF CONTENTS ... PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable
Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page.
Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE
FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section of this prospectus at page 11 and in each fund prospectus.
Read this prospectus in conjunction with the fund prospectus, and retain the prospectus for future reference.


GETTING ADDITIONAL INFORMATION. You may obtain the May
1, 2001, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operations of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330,
e-mailing publicinfo@sec.gov, or by writing to the SEC
Public Reference Room, 450 Fifth Street, N.W.,
Washington, D.C. 20549. The SAI table of contents is listed on page 49 of this prospectus. The SAI is incorporated into this prospectus by reference.


-------------------------------------------------

(1)This fund is available to the general public. See
   "Additional Risks of Investing in the Funds."

(2)Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May
   1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

--------------------------------------------------------------------------------

                                    ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

                                    FIXED INTEREST OPTIONS.

                                    -- Guaranteed Accumulation Account

                                    -- Fixed Plus Account

                                    -- Fixed Account

                                    Except as specifically mentioned, this
                                    prospectus describes only the variable
                                    investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

                               TABLE OF CONTENTS

   CONTRACT OVERVIEW: WHO'S WHO; CONTRACT FACTS.............         4
   The Contract and Your Retirement Plan (sidebar)
   Retirement Plan (sidebar)
   Plan Type (sidebar)
   Contract Rights (sidebar)
   Contract Phases: Accumulation Phase, The Income Phase....         5
   Questions: Contacting the Company (sidebar)
   Sending forms and written requests in good order
   (sidebar)

 FEE TABLE..................................................         6

 CONDENSED FINANCIAL INFORMATION............................        11

 INVESTMENT OPTIONS.........................................        11

 TRANSFERS..................................................        13

 CONTRACT PURCHASE AND PARTICIPATION........................        14

 CONTRACT OWNERSHIP AND RIGHTS..............................        15

 RIGHT TO CANCEL............................................        16

 FEES.......................................................        17

 YOUR ACCOUNT VALUE.........................................        23

 WITHDRAWALS................................................        26

 LOANS......................................................        29

 SYSTEMATIC DISTRIBUTION OPTIONS............................        29

 DEATH BENEFIT..............................................        30

 THE INCOME PHASE...........................................        32

 TAXATION...................................................        36

 OTHER TOPICS...............................................        44

 The Company -- Variable Annuity Account C -- Performance
 Reporting -- Voting Rights -- Contract Distribution -- Contract
 Modification -- Legal Matters and Proceedings -- Payment Delay or
 Suspension -- Transfer of Ownership; Assignment -- Account
 Termination -- Intent to Confirm Quarterly

 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........        49

 APPENDIX I -- GUARANTEED ACCUMULATION ACCOUNT..............        50

 APPENDIX II -- FIXED ACCOUNT...............................        52

 APPENDIX III -- FIXED PLUS ACCOUNT.........................        54

 APPENDIX IV -- EMPLOYEE APPOINTMENT OF EMPLOYER AS AGENT
 UNDER AN ANNUITY CONTRACT..................................        58

 APPENDIX V -- FUND DESCRIPTIONS............................        59

 APPENDIX VI -- CONDENSED FINANCIAL INFORMATION.............        62

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

You (the participant)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.


Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor or a trust.


We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation."
------------------------
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words "you" and "participant" apply to these individuals, except that these individuals have all rights under the contract. The word "contract holder" also applies to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

                                 CONTRACT FACTS
-------------------------------------------------------------------
FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a)/401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See "Right to Cancel."

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See "Withdrawals" and "Taxation. "

SYSTEMATIC DISTRIBUTION OPTIONS: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES: Certain fees are deducted from your account value. See "Fee Table" and "Fees."


TAXATION: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 401(a), 401(k), 403(a), 403(b) or 457 plans) also defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should

[SIDE NOTE]
THE CONTRACT AND YOUR RETIREMENT PLAN

RETIREMENT PLAN (PLAN): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

PLAN TYPE: We refer to the plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under code section 457. To learn which code section applies to your plan, contact your plan sponsor, your local representative or the Company.

CONTRACT RIGHTS: Rights under the contract and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.
[END SIDE NOTE]
know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.


Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."
[SIDE NOTE]

QUESTIONS: CONTACTING THE
COMPANY. Contact your local representative or write or call the Company:


Aetna Life Insurance and Annuity Company
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862
(1-800-462-4458 for participants in contracts issued to the San Bernardino County and Macomb County plans.)

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.
[END SIDE NOTE]

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE
   (accumulating retirement
   benefits)

STEP 1: You or the contract holder
provide Aetna Life Insurance and
Annuity Company with your completed
enrollment materials.

According to the plan, we set up
one or more accounts for you. We
may set up account(s) for employer
contributions and/or for
contributions from your salary.

STEP 2: The contract holder, or you
if permitted by your plan, directs
us to invest your account dollars
in any of the:
(a)  Fixed Interest Options; and/or
(b)  Variable Investment Options.
     (The variable investment
     options are the subaccounts of
     Variable Annuity Account C.
     Each one invests in a specific
     mutual fund.)

STEP 3: The subaccount(s) selected
purchases shares of its
corresponding fund.

                               Payments to Your Account
                                        Step 1
                       Aetna Life Insurance and Annuity Company
          (a)                   Step 2                              (b)
 Fixed Interest Options                    VARIABLE ANNUITY ACCOUNT C
                                           Variable Investment Options
                                                 THE SUBACCOUNTS
                                   A                    B                  ETC.
                                           Step 3
                             Mutual Fund A        Mutual Fund B            Etc.

II. THE INCOME PHASE

The contract offers several payment options. See "The Income Phase." In general, you may:

-- Receive income phase payments over a lifetime or a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an option that provides a death benefit to beneficiaries; or

-- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Transaction Fees;
-- Maximum Fees Deducted From the Subaccounts;
-- Fees Deducted by the Funds; and

-- Hypothetical Examples.

ALSO, SEE THE "FEES" SECTION FOR:
-- Early Withdrawal Charge Schedules;
-- How, When and Why Fees are Deducted;
-- Reduction, Waiver and/or Elimination of Certain Fees; and
-- Premium and Other Taxes.
SEE "THE INCOME PHASE" FOR:
-- Fees during the income phase.
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

MAXIMUM TRANSACTION FEES

MAXIMUM EARLY WITHDRAWAL CHARGE(1)........................5% of amount withdrawn

This is a deferred sales charge. It is a percentage of the amount withdrawn. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time.

MAXIMUM ANNUAL MAINTENANCE FEE(1).........................................$30.00

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

 MAXIMUM AMOUNTS(1)
 (DAILY DEDUCTIONS EQUAL TO THE GIVEN PERCENTAGE ON AN
 ANNUAL BASIS)

 MORTALITY AND EXPENSE RISK CHARGE..........................       1.50%

 ADMINISTRATIVE EXPENSE CHARGE(2)...........................       0.25%
                                                                --------

 TOTAL SEPARATE ACCOUNT EXPENSES............................       1.75%
                                                                ========

------------------------

(1)These fees may be waived, reduced or eliminated in certain circumstances. See "Fees."

(2)We only impose this charge under some contracts. See "Fees."

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.


HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2000.



                                     FUND EXPENSE TABLE(1)
                                                          Total Fund                 Net Fund
                                                            Annual                    Annual
                                                           Expenses                  Expenses
                           Investment                      Without       Total         After
                            Advisory    12b-1    Other    Waivers or  Waivers and     Waivers
Fund Name                     Fees       Fee    Expenses  Reductions  Reductions   or Reductions
---------                     ----       ---    --------  ----------  ----------   -------------
Aetna Ascent VP(2)             0.60%      --      0.15%       0.75%       0.00%          0.75%
Aetna Balanced VP, Inc.        0.50%      --      0.09%       0.59%         --           0.59%
Aetna Bond VP                  0.40%      --      0.10%       0.50%         --           0.50%
Aetna Crossroads VP(3)         0.60%      --      0.15%       0.75%       0.05%          0.70%
Aetna Growth VP(2)             0.60%      --      0.10%       0.70%       0.00%          0.70%
Aetna Growth and Income
  VP                           0.50%      --      0.08%       0.58%         --           0.58%
Aetna Index Plus Large
  Cap VP(2)                    0.35%      --      0.09%       0.44%       0.00%          0.44%
Aetna Index Plus Mid Cap
  VP(3)                        0.40%      --      0.22%       0.62%       0.02%          0.60%
Aetna Index Plus Small
  Cap VP(3)                    0.40%      --      0.46%       0.86%       0.26%          0.60%
Aetna International VP(3)      0.85%      --      0.49%       1.34%       0.19%          1.15%
Aetna Legacy VP(3)             0.60%      --      0.16%       0.76%       0.11%          0.65%
Aetna Money Market VP          0.25%      --      0.09%       0.34%         --           0.34%
Aetna Small Company VP(2)      0.75%      --      0.12%       0.87%       0.00%          0.87%
Aetna Technology VP(3)         0.95%      --      0.25%       1.20%       0.05%          1.15%
Aetna Value Opportunity
  VP(2)                        0.60%      --      0.15%       0.75%       0.00%          0.75%
AIM V.I. Capital
  Appreciation Fund            0.61%      --      0.21%       0.82%         --           0.82%
AIM V.I. Growth Fund           0.61%      --      0.22%       0.83%         --           0.83%
AIM V.I. Growth and
  Income Fund                  0.60%      --      0.24%       0.84%         --           0.84%
AIM V.I. Value Fund            0.61%      --      0.23%       0.84%         --           0.84%
American Century Income &
  Growth Fund(4)(5)            0.42%    0.50%       --        0.92%         --           0.92%
Calvert Social Balanced
  Portfolio(6)                 0.70%      --      0.18%       0.88%       0.00%          0.88%
DEM-Registered Trademark-
  Equity Fund(7)               0.90%    0.25%     1.21%       2.36%       1.11%          1.25%
Fidelity VIP
  Equity-Income
  Portfolio(8)                 0.48%      --      0.08%       0.56%         --           0.56%
Fidelity VIP Growth
  Portfolio(8)                 0.57%      --      0.08%       0.65%         --           0.65%
Fidelity VIP Overseas
  Portfolio(8)                 0.72%      --      0.17%       0.89%         --           0.89%
Fidelity VIP II
  Contrafund-Registered
  Trademark- Portfolio(8)      0.57%      --      0.09%       0.66%         --           0.66%
Janus Aspen Aggressive
  Growth Portfolio(9)          0.65%      --      0.01%       0.66%       0.00%          0.66%
Janus Aspen Balanced
  Portfolio(9)                 0.65%      --      0.01%       0.66%       0.00%          0.66%
Janus Aspen Capital
  Appreciation
  Portfolio(9)                 0.65%    0.25%     0.02%       0.92%       0.00%          0.92%
Janus Aspen Flexible
  Income Portfolio(9)          0.65%      --      0.11%       0.76%       0.00%          0.76%
Janus Aspen Growth
  Portfolio(9)                 0.65%      --      0.02%       0.67%       0.00%          0.67%
Janus Aspen Worldwide
  Growth Portfolio(9)          0.65%      --      0.04%       0.69%       0.00%          0.69%
Janus Twenty Fund(10)          0.65%      --      0.21%       0.86%       0.00%          0.86%
Oppenheimer Developing
  Markets Fund(11)             1.00%    0.23%     0.73%       1.96%         --           1.96%
Oppenheimer Global
  Securities Fund/VA           0.64%      --      0.04%       0.68%         --           0.68%
Oppenheimer Strategic
  Bond Fund/VA                 0.74%      --      0.05%       0.79%         --           0.79%
Pax World Balanced Fund,
  Inc.                         0.51%    0.23%     0.22%       0.96%         --           0.96%
Pilgrim Natural Resources
  Trust                        1.00%      --      0.66%       1.66%         --           1.66%
PPI MFS Capital
  Opportunities
  Portfolio(12)                0.65%      --      0.25%       0.90%       0.00%          0.90%
PPI MFS Emerging Equities
  Portfolio(12)                0.66%      --      0.13%       0.79%       0.00%          0.79%
PPI MFS Research Growth
  Portfolio(12)                0.69%      --      0.15%       0.84%       0.00%          0.84%
PPI Scudder International
  Growth Portfolio(12)         0.80%      --      0.20%       1.00%       0.00%          1.00%
PPI T. Rowe Price Growth
  Equity Portfolio(12)         0.60%      --      0.15%       0.75%       0.00%          0.75%
Wachovia Special Values
  Fund(13)                     0.80%      --      0.41%       1.21%       0.00%          1.21%

FOOTNOTES TO THE "FUND EXPENSE TABLE"


(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements generally are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.
(2) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for these funds for the period ended December 31, 2000 were at or below contractual limits.
(3) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's total fund annual expenses do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."
(4) Investment Advisory Fees are based on expenses incurred during the fund's most recent fiscal year ended December 31, 2000. The fund has a stepped fee. As a result, the fund's management fee rates generally decrease as fund assets increase.
(5) Other Expenses include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, which were less than 0.005% for the most recent fiscal year ended December 31, 2000.
(6) "Other Expenses" reflect an indirect fee of 0.02% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.
(7) The fees and expenses listed above are for the fund's fiscal year ended October 31, 2000. The fund's investment adviser has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares, to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2010. However, there is no guarantee the fund's investment adviser will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2010.
(8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(9) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.
(10) The fees and expenses listed above are based upon expenses for the fiscal year ended October 31, 2000. Investment Advisory Fees information has been restated to reflect a new fee schedule effective January 31, 2000.
(11) The fees and expenses listed above are for the fund's fiscal year ended August 31, 2000. All expenses are shown withoug the effect of any expense offset arrangements.
(12) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.
(13) Expense information listed above is for the fiscal year ended November 30, 2000. Other Expenses include a Shareholder Services Fee of 0.25%. Pursuant to an agreement between the fund's adviser and The Wachovia Funds (the Trust), the fund's adviser agrees during the period from December 15, 1998 through January 31, 2002 to waive its fees, and/or make reimbursements to the fund, so that the fund's net operating expenses do not exceed, in the aggregate, the fund's Net Fund Annual Expenses After Waivers or Reductions listed above. The fund's adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the fund's adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

HYPOTHETICAL EXAMPLES

ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.50% annually, an administrative expense charge of 0.25% annually, and a maintenance fee of $30.00 (converted to a percentage of assets equal to 0.044%). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.


 -- These examples are purely hypothetical.              EXAMPLE A                               EXAMPLE B
 -- They should not be considered a representation       IF YOU WITHDRAW YOUR ENTIRE             IF YOU LEAVE YOUR ENTIRE ACCOUNT
    of past or future fees or expected returns.          ACCOUNT VALUE AT THE END OF THE         VALUE INVESTED OR IF YOU SELECT AN
 -- Actual fees and/or returns may be more or less       PERIODS SHOWN, YOU WOULD PAY THE        INCOME PHASE PAYMENT OPTION AT THE
    than those shown in these examples.                  FOLLOWING FEES, INCLUDING ANY           END OF THE PERIODS SHOWN, YOU
                                                         APPLICABLE EARLY WITHDRAWAL CHARGE      WOULD PAY THE FOLLOWING FEES (NO
                                                         ASSESSED:*                              EARLY WITHDRAWAL CHARGE IS
                                                                                                 REFLECTED):**


                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS           1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                    ------  -------  -------  --------           ------  -------  -------  --------
Aetna Ascent VP                                      $77     $133     $192      $288             $26      $79     $135      $288
Aetna Balanced VP, Inc.                              $75     $128     $184      $272             $24      $74     $127      $272
Aetna Bond VP                                        $75     $126     $180      $263             $23      $72     $123      $263
Aetna Crossroads VP                                  $77     $133     $192      $288             $26      $79     $135      $288
Aetna Growth VP                                      $77     $132     $189      $283             $25      $78     $133      $283
Aetna Growth and Income VP                           $75     $128     $184      $271             $24      $74     $127      $271
Aetna Growth VP                                      $77     $132     $189      $283             $25      $78     $133      $283
Aetna Index Plus Large Cap VP                        $74     $124     $177      $257             $23      $70     $120      $257
Aetna Index Plus Mid Cap VP                          $76     $129     $186      $275             $24      $75     $129      $275
Aetna Index Plus Small Cap VP                        $78     $136     $197      $299             $27      $82     $141      $299
Aetna International VP                               $83     $150     $219      $344             $32      $97     $164      $344
Aetna Legacy VP                                      $77     $133     $192      $289             $26      $79     $136      $289
Aetna Money Market VP                                $73     $121     $172      $247             $22      $67     $115      $247
Aetna Small Company VP                               $78     $136     $197      $300             $27      $83     $141      $300
Aetna Technology VP                                  $81     $146     $213      $331             $30      $93     $157      $331
Aetna Value Opportunity VP                           $77     $133     $192      $288             $26      $79     $135      $288
AIM V.I. Capital Appreciation Fund                   $78     $135     $195      $295             $26      $81     $139      $295
AIM V.I. Growth Fund                                 $78     $135     $195      $296             $27      $82     $139      $296
AIM V.I. Growth and Income Fund                      $78     $135     $196      $297             $27      $82     $140      $297
AIM V.I. Value Fund                                  $78     $135     $196      $297             $27      $82     $140      $297
American Century Income and Growth Fund              $79     $138     $200      $306             $28      $85     $144      $306
Calvert Social Balanced Portfolio                    $78     $137     $198      $301             $27      $83     $142      $301
DEM-Registered Trademark- Equity Fund                $92     $177     $264      $433             $42      $126    $212      $433
Fidelity VIP Equity-Income Portfolio                 $75     $128     $183      $269             $24      $73     $126      $269
Fidelity VIP Growth Portfolio                        $76     $130     $187      $278             $25      $76     $130      $278
Fidelity VIP Overseas Portfolio                      $78     $137     $198      $302             $27      $83     $142      $302
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                          $76     $130     $187      $279             $25     $76     $131      $279
Janus Aspen Aggressive Growth Portfolio              $76     $130     $187      $279             $25     $76     $131      $279
Janus Aspen Balanced Portfolio                       $76     $130     $187      $279             $25     $76     $131      $279
Janus Aspen Capital Appreciation Portfolio           $79     $138     $200      $305             $27     $84     $144      $305
Janus Aspen Flexible Income Portfolio                $77     $133     $192      $289             $26     $79     $136      $289
Janus Aspen Growth Portfolio                         $76     $131     $188      $280             $25     $77     $131      $280
Janus Aspen Worldwide Growth Portfolio               $76     $131     $189      $282             $25     $77     $132      $282
Janus Twenty Fund                                    $78     $136     $197      $299             $27     $82     $141      $299
Oppenheimer Developing Markets Fund                  $88     $167     $247      $400             $38     $115    $194      $400
Oppenheimer Global Securities Fund/VA                $76     $131     $188      $281             $25     $77     $132      $281
Oppenheimer Strategic Bond Fund/VA                   $77     $134     $194      $292             $26     $80     $137      $292
Pax World Balanced Fund, Inc.                        $79     $139     $202      $308             $28     $85     $146      $308
Pilgrim Natural Resources Trust                      $86     $158     $233      $373             $35     $106    $180      $373
PPI MFS Capital Opportunities Portfolio              $78     $137     $199      $303             $27     $84     $143      $303
PPI MFS Emerging Equities Portfolio                  $77     $134     $194      $292             $26     $80     $137      $292
PPI MFS Research Growth Portfolio                    $78     $135     $196      $297             $27     $82     $140      $297
PPI Scudder International Growth Portfolio           $79     $140     $203      $312             $28     $87     $148      $312
PPI T. Rowe Price Growth Equity Portfolio            $77     $133     $192      $288             $26     $79     $135      $288
Wachovia Special Values Fund                         $81     $146     $213      $332             $30     $93     $158      $332

--------------------------


* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.


-- FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview--Questions", by accessing the SEC web site or by contacting the SEC Public Reference Room.


FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS


 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.

 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON OPTION AVAILABILITY. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

LIMITS ON NUMBER OF OPTIONS SELECTED. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401 or 403(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.

VARIABLE FUNDS. (MIXED AND SHARED FUNDING) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-- Mixed--bought for annuities and life insurance

-- Shared--bought by more than one company

PUBLIC FUNDS. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

-- American Century Income & Growth Fund (Advisor Class)

-- DEM-Registered Trademark- Equity (Institutional Shares)

-- Janus Twenty Fund

-- Oppenheimer Developing Markets Fund (Class A Shares)

-- Pax World Balanced Fund, Inc.

-- Wachovia Special Values Fund (Class A Shares)

See "Taxation--403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.


POSSIBLE CONFLICTS OF INTEREST. With respect to the variable funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the variable funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

TRANSFERS
----------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office, or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and

(2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

THE DOLLAR COST AVERAGING PROGRAM. Certain contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Pilgrim Natural

Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

Dollar cost averaging is not available to participants in the Asset Rebalancing Program.


THE ACCOUNT REBALANCING PROGRAM. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: Aetna Life Insurance and Annuity Company, Technical Services, 151 Farmington Avenue, Hartford, CT 06156-1268, phone: 1-800-262-3862, fax: 1-860-273-1528.


Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

CONTRACT PURCHASE AND PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457.

ERISA NOTIFICATION. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

PURCHASING THE CONTRACT.

1. The contract holder submits the required forms and application to the Company.

2. We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).

2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The contract may allow one or more of the following purchase payment methods:

-- Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

-- Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, where each account will have its own early withdrawal charge schedule. See "Fees--Early Withdrawal Charge Schedules."

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

TRANSFER CREDITS. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation."

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT?

-- UNDER 457 PLANS. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.

-- UNDER 403(B) PLANS. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

-- UNDER 401(A)/401(K) OR 403(A) PLANS. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

WHO HOLDS RIGHTS UNDER THE CONTRACT?

-- Under all contracts, except group contracts issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

-- If you participate in a group or individual contract through a voluntary
   403(b) plan or other individual contracts, you hold all rights under the contract.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

REFUNDS. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

[SIDE NOTE]

TYPES OF FEES


There are four types of fees which you may incur under the contract:


-- Transaction Fees

   - Early Withdrawal Charge
   - Annual Maintenance Fee

-- Fees Deducted From The Subaccounts

   - Mortality and Expense Risk Charge
   - Administrative Expense Charge

-- Charges For Premium And Other Taxes


-- Fees Deducted By The Funds

   - Investment Advisory Fees
   - Other Expenses

TERMS TO UNDERSTAND IN SCHEDULES I AND II
-- Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.
-- Contract Year--a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.
-- Purchase Payment Period (also called Contribution Period under some contracts) (for installment payments under some contracts)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.


I. TRANSACTION FEES


EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge.

PURPOSE: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

AMOUNT: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total purchase payments to the account, or under some contracts, the maximum permitted by the rules of the National Association of Securities Dealers.

EARLY WITHDRAWAL CHARGE SCHEDULES. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).

SCHEDULE I. This is the maximum early withdrawal charge schedule under the contracts. It grades down to zero over a 10-year period, as shown below. Some contracts have schedules that grade down to zero over fewer than 10 years.

Each contract will specify whether a schedule is based on one of the following:
(1) The number of years since the account was established; (2) the number of years since the contract was established; or (3) the number of completed purchase payment periods.

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions) and to single purchase payments (rollovers, exchanges or other one-time contributions).
                                   SCHEDULE I

              PURCHASE PAYMENT OR CONTRIBUTION PERIODS         EARLY
              OR, CONTRACT YEARS OR ACCOUNT YEARS            WITHDRAWAL
              COMPLETED (DEPENDING UPON THE CONTRACT)          CHARGE
              -------------------------------------------  --------------
              Fewer than 5                                       5%
              5 or more but fewer than 7                         4%
              7 or more but fewer than 9                         3%
              9 or more but fewer than 10                        2%
              more than 10                                       0%

SCHEDULE II. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.
                                  SCHEDULE II

                                                               EARLY
                                                             WITHDRAWAL
                                                               CHARGE
              ACCOUNT YEARS COMPLETED
              -------------------------------------------  --------------
              Fewer than 5                                       5%
              5 or more but fewer than 6                         4%
              6 or more but fewer than 7                         3%
              7 or more but fewer than 8                         2%
              8 or more but fewer than 9                         1%
              9 or more                                          0%

EARLY WITHDRAWAL CHARGE WAIVERS UNDER ALL CONTRACTS. These apply to all contracts. Also read the following two subsections regarding additional waivers, reduction or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

-- Used to provide income payments during the income phase;

-- Paid because of your death before income payments begin;

-- Paid where your account value is $5,000 or less ($3,500 under some contracts and $1,999 for some contracts issued in New York), (or, if applicable, as otherwise allowed by the plan for lump-sum cashout without participant's consent) and no part of the account has been taken as a withdrawal, used to provide income payments or taken as a loan within the prior 12 months;

-- Taken because of the election of a systematic distribution option. See
   "Systematic Distribution Options"; or

-- Taken on or after the tenth anniversary of the effective date of the account.

EARLY WITHDRAWAL CHARGE WAIVERS UNDER CERTAIN CONTRACTS. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

-- Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59 1/2 and have completed at least nine purchase payment periods;

-- Taken after you have separated from service with your employer (under certain contracts, the employer must provide documentation of separation to the Company);

-- Used to purchase an Aetna Life Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

-- Depending upon the plan, due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder or an in-service distribution permitted by the plan when certified by the employer;

-- From contracts used with plans under section 401(a)/401(k), section 403(a) or section 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year (to qualify for this waiver you must be between the ages of 59 1/2 and 70 1/2 and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default);

-- Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder's plan, subject to various conditions agreed to by the contract holder and the Company in writing;

-- Made because the Company terminated the account under the circumstances described in "Other Topics--Account Termination"; or

-- Withdrawn for a transfer as provided under Internal Revenue Service Ruling
   90-24 to a Code section 403(b)(7) custodial account sponsored by the Company.

REDUCTION, WAIVER OR ELIMINATION. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

-- The number of participants under the plan;

-- The expected level of assets or cash flow under the plan;

-- Our agent's involvement in sales activities;

-- Our sales-related expenses;

-- Distribution provisions under the plan;

-- The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

-- The level of employer involvement in determining eligibility for distributions under the contract;

-- Our assessment of financial risk to the Company relating to withdrawals; and

-- Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

REDUCTION FOR CERTAIN NEW YORK CONTRACTS. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, Fixed Account or the Guaranteed Accumulation Account for contracts issued in New York on or after March 7, 2000 under contract form G-CDA(11/00)(NY).


                                                               EARLY
                                                             WITHDRAWAL
                                                               CHARGE
              COMPLETED ACCOUNT YEARS
              -------------------------------------------  --------------
              Fewer than 3                                       5%
              3 or more but fewer than 4                         4%
              4 or more but fewer than 5                         3%
              5 or more but fewer than 6                         2%
              6 or more but fewer than 7                         1%
              7 or more                                          0%

MAINTENANCE FEE

MAXIMUM AMOUNT.  $30.00

WHEN/HOW. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

PURPOSE. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

REDUCTION OR ELIMINATION. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

-- The size, type and nature of the group to which a contract is issued;

-- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

-- The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

-- The number of eligible participants and the program's participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group changes.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

II. FEES DEDUCTED FROM THE SUBACCOUNTS


MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.50% annually of your account value invested in the subaccounts during the accumulation phase; 1.25% annually of your account value invested in the subaccount during the income phase. See "The Income Phase -- Charges Deducted." We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

WHEN/HOW. This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

REDUCTION. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

-- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

-- The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

-- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

-- The frequency, consistency and method of submitting payments and loan repayments;

-- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

-- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

-- The projected frequency of distributions; and

-- The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee each year on the anniversary of the date the contract was established. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25% annually of your account value invested in the subaccounts.

WHEN/HOW. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccount. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

REDUCTION. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.


III. FUND EXPENSES

MAXIMUM AMOUNT. Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares which will, in turn, affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the fund's investment advisor and operating expenses.

IV. PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.


WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.


We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."


V. CHARGES FOR AETNA GET FUND


Various series of Aetna GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the fixed interest options, including interest earnings to date

-- Less any deductions from the fixed interest options (e.g., withdrawals, fees)

-- Plus the current dollar value of amounts invested in the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (Exchange). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation, minus

-- The net assets of the fund held by the subaccount at the preceding valuation, plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed)

-- Divided by the total value of the subaccount's units at the preceding valuation

-- Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guaranty charges for the Aetna GET Fund). See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.

STEP 1:  An investor contributes
$5,000.

STEP 2:
A. He directs us to invest $3,000
   in Fund A. His dollars purchase
   300 accumulation units of
   Subaccount A ($3,000 divided by
   the current $10 AUV).

B. He directs us to invest $2,000
   in Fund B. His dollars purchase
   80 accumulation units of
   Subaccount B ($2,000 divided by
   the current $25 AUV).

STEP 3: The separate account then
purchases shares of the applicable
funds at the current market value
(net asset value or NAV).


                            $5,000 contribution
                                   STEP 1
                  Aetna Life Insurance and Annuity Company
                                   STEP 2
                         VARIABLE ANNUITY ACCOUNT C
      Subaccount A              Subaccount B                  Etc.
 300 accumulation units    80 accumulation units
                      STEP 3
         Fund A                    Fund B


The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge. See "Fees--Early Withdrawal Charge";
-- Maintenance Fee. See "Fees--Maintenance Fee";
-- Market Value Adjustment. See Appendix I;
-- Tax Penalty. See "Taxation"; and/or
-- Tax Withholding. See "Taxation".
To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL.

The contract holder, or you if permitted by the plan, must:

-- Select the withdrawal amount

  - Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.

  - Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.
    For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

-- Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

-- Properly complete a disbursement form and submit it to the Home Office.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Home Office, or

(2) On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.


REINSTATEMENT PRIVILEGE. (not applicable to contracts under 457 plans). Some contracts allow one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Aetna GET Fund and then elect to reinstate them, we will reinstate them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix I. Seek competent advice regarding the tax consequences associated with reinstatement.


WITHDRAWAL RESTRICTIONS. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

-- Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, separation from service, or financial hardship of the following:

  (1) Salary reduction contributions made after December 31, 1988; and


  (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions are credited on or after January 1, 1989, may not be distributed in the case of hardship.

-- 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59 1/2, separation from service, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

-- The contract may require that the contract holder certify that you are eligible for the distribution.

-- If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.

-- Participants in Ball State University Alternate Pension Plan--The portion of our account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may transfer employer account values pursuant to an IRS Revenue Ruling 90-24 transfer, without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value transferred via a 90-24 transfer in a calendar year. This waiver does not apply to a 90-24 transfer of the full employer account value.

-- Participants in Texas Optional Retirement Program--You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC
DISTRIBUTION OPTION
If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply. [END SIDE NOTE]

LOANS
----------------------------------------------
AVAILABILITY. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.

REQUESTS. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------
AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or to change the terms for future elections.

Systematic Distribution Options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

-- ECO--ESTATE CONSERVATION OPTION. ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement.

   Under ECO, the Company calculates the minimum distribution amount required by law (generally at age 70 1/2 or retirement, if later) and pays you that amount once a year.

   For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.

-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. Other Systematic Distribution Options may be available from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company's Home Office.

ELECTING A SYSTEMATIC DISTRIBUTION OPTION. The contract holder, or you if permitted by the plan, makes the election of a Systematic Distribution Option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with the terms of the plan. [SIDE NOTE]
DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."
[END SIDE NOTE]

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once you elect a Systematic Distribution Option, except for accounts that are part of 457 plan contracts, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again, nor may any other Systematic Distribution Option be elected, unless the Tax Code permits it.

TAX CONSEQUENCES. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

-- Under contracts issued in connection with most types of plans except voluntary 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

-- Under contracts issued in connection with voluntary 403(b) plans or other individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

(1) Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.

(2) The payment request should include selection of a benefit payment option.

(3) Within 7 days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

BENEFIT PAYMENT OPTIONS. The following payment options are available, if allowed by the Tax Code:

-- Lump-sum payment;

-- Payment under an available income phase payment option (see "The Income
   Phase--Payment Options"); and

-- If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (may not be available under all plans). See "Systematic Distribution Options."

The following options are also available under some contracts, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-- Leaving the account value invested in the contract; and

-- Under some contracts, leaving your account value on deposit in the Company's general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options".

DEATH BENEFIT CALCULATION. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account
(GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or

(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payment
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase, you receive payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

-- Start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed or variable payments;

-- Selection of an assumed net investment rate (only if variable payments are elected); and

-- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENTS? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

PAYMENTS FROM THE FIXED PLUS ACCOUNT. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions."

SELECTING AN INCREASING PAYMENT. Under certain income phase payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

CHARGES DEDUCTED.

-- If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. If you choose variable income phase payments and a nonlifetime income phase option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis of your account value invested in the subaccount. Under some contracts, we may reduce this fee based on certain factors. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase. See "Fees--Mortality and Expense Risk Charge."

-- We may also deduct a daily administrative charge from amounts held in the subaccounts. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

REQUIRED MINIMUM PAYMENT AMOUNTS. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Home Office.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY:  The person designated to receive the death benefit payable under the contract.
                     LIFETIME INCOME PHASE PAYMENT OPTIONS

                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the
     Life Income           annuitant die prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
     Life Income--         dies before we have made all the guaranteed payments, we
     Guaranteed            will continue to pay the beneficiary the remaining payments.
     Payments              Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that only one payment will be made should
                           both annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS:
                           (a) When you select this option, you choose for 100%,
     Life Income--         66 2/3% or 50% of the payment to continue to the surviving
     Two Lives                 annuitant after the first death; or
                           (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT--NONE: All payments end after the death of
                           both annuitants.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
                           CONTINUING PAYMENTS: 100% of the payment to continue to the
     Life Income--         surviving annuitant after the first death.
     Two Lives--           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
     Guaranteed            annuitants die before the guaranteed payments have all been
     Payments              paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the
                           contract holder, the beneficiary may elect to receive a
                           lump-sum payment equal to the present value of the remaining guaranteed payments.
     Life Income--         LENGTH OF PAYMENTS: For as long as the annuitant lives.
     Cash Refund Option    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
     (limited              annuitant's death, we will pay a lump-sum payment equal to
     availability--        the amount originally applied to the payment option (less
     fixed payment         any premium tax) and less the total amount of fixed income
     only)                 phase payments paid.
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
     Life Income--         CONTINUING PAYMENT: 100% of the payment to continue after
     Two Lives--           the first death.
     Cash Refund Option    DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
     (limited              annuitants die, we will pay a lump-sum payment equal to the
     availability--        amount applied to the income phase payment option (less any
     fixed payment         premium tax) and less the total amount of fixed income phase
     only)                 payments paid.

                  NONLIFETIME INCOME PHASE PAYMENT OPTIONS(1)

                           LENGTH OF PAYMENTS: Payments will continue for the number of years you choose, based on what is available under the
                           contract. Under some contracts, for amounts held in the
                           Fixed Plus Account during the accumulation phase, the
                           payment must be on a fixed basis and must be for at least 5 years. In certain cases, a lump-sum payment may be requested
     Nonlifetime--         at any time (see below).
     Guaranteed            DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
     Payments              dies before we make all the guaranteed payments, we will
                           continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments. We will not impose any early withdrawal charge.
     LUMP-SUM PAYMENT: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed as specified by the contract will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See "Fees--Early Withdrawal
     Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office. Calculation of
     Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3 1/2% or 5% assumed net investment rate for variable payments).

(1) For contracts issued to the State of Montana and Board of Trustees, University of Illinois, the nonlifetime option is available only with fixed income phase payments.

[SIDE NOTE]


IN THIS SECTION


I. INTRODUCTION


II. YOUR RETIREMENT PLAN


III. WITHDRAWALS AND OTHER DISTRIBUTIONS

   - Taxation of Distributions
   - Taxation of Death Benefits
   - 10% Penalty Tax

   - Withholding for Federal Income Tax Liability


IV. MINIMUM DISTRIBUTION REQUIREMENTS


   - 50% Excise Tax


V. RULES SPECIFIC TO CERTAIN PLANS

   - 457 Plans
   - 403(b) Plans
   - 401(a), 401(k) and 403(a) Plans
   - 415(m) Arrangements
   - Bona Fide Severance Pay Plans
VI. TAXATION OF THE COMPANY
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------


I. INTRODUCTION


This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:
-- Your tax position (or the tax position of the beneficiary, as applicable)
   determines federal taxation of amounts held or paid out under the contract. -- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.
-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.
-- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service.


II. YOUR RETIREMENT PLAN


The tax rules applicable to retirement plans vary according to plan type and terms and conditions of the plan. To understand what tax rules apply, you need to know the code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which code section applies to your plan.


PLAN TYPES. The contract is designed for use with retirement plans that qualify under code sections 401(a), 401(k), 403(a), 403(b) or 457. A code section 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. The contract may also be used with code section 415(m) arrangements. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or 457 also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.


THE CONTRACT AND RETIREMENT PLANS. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.


III. WITHDRAWALS AND OTHER DISTRIBUTIONS


Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

457(B) PLANS. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.

457(F) PLANS. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

401(A), 401(K), 403(A) OR 403(B) PLANS. All distributions from these plans are taxed as received unless:

-- The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

-- You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

TAXATION OF DEATH BENEFITS

In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k), 403(a) or 403(b) plan, unless certain exceptions, including one or more of the following have occurred:

(a)  You have attained age 59 1/2;
(b)  You have become disabled, as defined in the Tax Code;
(c)  You have died;
(d)  You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Tax Code;
(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor; or
(g)  The distribution is made due to an IRS levy upon your account.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(A), 401(K), 403(A) OR 403(B) PLANS. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

457 PLANS. All distributions from a 457 plan, except death benefits, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

NON-RESIDENT ALIENS. If you or a beneficiary is a non-resident alien and you participate in other than a 457 plan, then any withholding is governed by code section 1441 based on the individual's citizenship, the country of domicile and treaty status.


IV. MINIMUM DISTRIBUTION REQUIREMENTS


To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements do not apply to 457(f) plans. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

THE RULES ARE COMPLEX AND YOU AND ANY BENEFICIARY SHOULD CONSULT WITH A TAX ADVISER BEFORE ELECTING THE METHOD OF CALCULATION TO SATISFY THE MINIMUM DISTRIBUTION REQUIREMENTS. THE RULES ARE SUBJECT TO CHANGE AS A RESULT OF NEW REGULATIONS PROPOSED BY THE INTERNAL REVENUE SERVICE ON JANUARY 17, 2001.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

-- You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age
   70 1/2; or

-- Under 403(b) plans, you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by April 1 of the calendar year following the year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.


TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your beneficiary, or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

AMOUNT (457(B) PLANS ONLY). Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFITS. The following applies to all plans except 457(f) plans. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract, or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending upon:

-- Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, and

-- Whether life expectancy was recalculated.



Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, If you die on September 1, 2001, your entire balance must be distributed to the beneficiary by December 31, 2006. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

-- Over the life of the beneficiary, or

-- Over a period not extending beyond the life expectancy of the beneficiary.

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.

START DATES FOR SPOUSAL BENEFICIARIES. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death, or

-- December 31 of the calendar year in which you would have attained age 70 1/2.


V. RULES SPECIFIC TO CERTAIN PLANS
457 PLANS


Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. The plan may either be a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account.

457(B) PLAN. A 457(b) plan is subject to restrictions on contributions and distributions.

457(F) PLAN. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

THE CONTRACT. We make this contract available to plans subject to code section 457 only if a governmental employer sponsors the plan.

TRUST REQUIREMENT. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.


CONTRIBUTIONS EXCLUDED FROM GROSS INCOME. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,500, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).


RESTRICTIONS ON DISTRIBUTIONS. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you separate from service with the employer; or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

403(B) PLANS

In addition to being offered as an investment option under the contract, shares of certain of the Funds

-- American Century Income & Growth Fund (Advisor Class)

-- DEM-Registered Trademark- Equity Fund (Institutional Shares)

-- Janus Twenty Fund

-- Oppenheimer Developing Markets Fund (Class A Shares)

-- Pax World Balanced Fund, Inc.

-- Wachovia Special Values Fund (Class A Shares)

are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Section 403(b), a contract must be considered an "annuity." In Revenue Procedure 99-44, the Internal Revenue Service concluded that it will treat a contract as an "annuity" for tax purposes under Section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in one of the Funds that are offered for sale to the general public.

Under code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with code section 414(p) or to the Company as collateral for a loan.

EXCLUSIONS FROM GROSS INCOME. In order to be excludable from gross income, total annual contributions made by you and your employer cannot exceed the lesser of the following limits set by the Tax Code.

-- The first limit, under code section 415, is generally the lesser of 25% of your compensation or $35,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457.

-- The second limit, which is the exclusion allowance under code section 403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans.

These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

-- An additional limit specifically limits your salary reduction contributions to generally no more than $10,500 annually (subject to indexing). Your own limit may be higher or lower, depending upon certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

RESTRICTIONS ON DISTRIBUTIONS. Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

-- Salary reduction contributions made after December 31, 1988;

-- Earnings on those contributions; and

-- Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

TRANSFERS FROM 403(B)(7) CUSTODIAL ACCOUNTS. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in code section 403(b)(7)(A)(ii).

TAXATION OF GAINS PRIOR TO DISTRIBUTION. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

401(A), 401(K) AND 403(A) PLANS

Code sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

EXCLUSION FROM GROSS INCOME. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with code section 415. This limit is generally the lesser of 25% of your compensation or $35,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions under a 401(k) plan to generally no more than $10,500 annually (subject to indexing). In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

RESTRICTIONS ON DISTRIBUTIONS. Code section 401(k) restricts distribution from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account if such amounts are included in determining compliance with certain nondiscrimination requirements under the Tax Code.

Subject to the terms of the 401(k) plan, distribution of these restricted amounts may only occur upon: retirement, death, attainment of age 59 1/2, disability, separation from service, financial hardship, termination of the plan in certain circumstances, or, generally, if your employer is a corporation and disposes of substantially all of its assets or disposes of a subsidiary. In addition, income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

415(m) ARRANGEMENTS

If you participate in the contract through a qualified governmental excess benefit arrangement, defined in code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the code section 415(m) arrangement is not designed to meet the requirements of code section 457(b), then the amounts provided under the contract are taxed in accordance with code section 451 and are generally taxable when paid or made available to you.

BONA FIDE SEVERANCE PAY PLANS

If you participate in the contract through certain bona fide severance pay plans, described in code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.


VI. TAXATION OF THE COMPANY


We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.


We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

-- During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of AIS or other broker-dealers which have entered into a selling arrangement with AIS. We refer to AIS and the other broker-dealers selling the contracts as "distributors."


All registered representatives selling the contracts must also be licensed as insurance agents for the Company.



COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. Renewal commissions may also be paid on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, the Company may provide additional compensation to its supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.


The distributor may be reimbursed for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us or our affiliates and are not deducted from payments to your account.


THIRD PARTY COMPENSATION ARRANGEMENTS.  Occasionally:


-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or


-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.


In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;

(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or

(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

ACCOUNT TERMINATION

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts and $1,999 for some contracts issued in New York), this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months (thirty-six months under some contracts issued in New York). We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

INTENT TO CONFIRM QUARTERLY

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

 General Information and History
 Variable Annuity Account C
 Offering and Purchase of Contracts
 Performance Data
    General
    Average Annual Total Return Quotations
 Income Phase Payments
 Sales Material and Advertising
 Independent Auditors
 Financial Statements of the Separate Account
 Financial Statements of the Company

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
------------------------------------------------------------------

THE GUARANTEED ACCUMULATION ACCOUNT (GAA) IS A FIXED INTEREST OPTION THAT MAY BE AVAILABLE DURING THE ACCUMULATION PHASE. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GAA. PLEASE READ THE GAA PROSPECTUS BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.


When you decide to invest money in GAA, you will want to contact your local representative or the Company to learn:


-- The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into GAA.

-- The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus;

-- Tax Penalties and/or Tax withholding--See "Taxation";

-- Early Withdrawal Charge--See "Fees"; and/or

-- Maintenance Fee--See "Fees".

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from GAA.


GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

-- short-term--three years or less; and

-- long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

-- transfer dollars to a new guaranteed term;

-- transfer dollars to other available investment options; or

-- withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. GAA cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

LOANS. You cannot take a loan from your account value in GAA. However, we include your account value in GAA when determining the amount of your account value we may distribute as a loan.

REINSTATING AMOUNTS WITHDRAWN FROM GAA. If amounts are withdrawn from GAA and then reinstated in GAA, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

The Fixed Account is an investment option available during the accumulation phase under some contracts. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.

     Additional information about this option may be found in the contract.

Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

GENERAL DISCLOSURE. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by federal law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and

(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at our Home Office. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying the Home Office at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

CONTRACT LOANS. If available under your plan, contract loans may be made from account values held in the Fixed Account.

                                  APPENDIX III
                               FIXED PLUS ACCOUNT
------------------------------------------------------------------

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

CERTAIN RESTRICTIONS. This option is not available in the state of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options including, under most contracts, the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

REQUESTS FOR PARTIAL WITHDRAWALS. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

WAIVER OF PARTIAL WITHDRAWAL LIMITS. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:

-- The hardship is certified (required under most contracts);

-- The partial withdrawal is taken proportionally from each investment option in which your account invests;

-- The amount is paid directly to you; and

-- The amount paid for all withdrawals due to hardship during the previous
   12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to separation from service and the following conditions are met:

-- The employer certifies you have separated from service;

-- The amount withdrawn is paid directly to you; and

-- The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.


REQUESTS FOR FULL WITHDRAWALS. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:


-- One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

-- One-fourth of the remaining Fixed Plus Account value 12 months later;

-- One-third of the remaining Fixed Plus Account value 12 months later;

-- One-half of the remaining Fixed Plus Account value 12 months later; and

-- The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

WAIVER OF FULL WITHDRAWAL PROVISIONS. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a) Due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);

(b) Due to your death during the accumulation phase. Some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or

(c) When the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:

-- The hardship is certified by the employer;

-- The amount is paid directly to you; and

-- The amount paid for all withdrawals due to hardship during the previous
   12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2. For any in-service distributions permitted by the plan and the following conditions are met:

-- The distribution has been certified by the employer;

-- The amount distributed is paid directly to you; and

-- The amount paid for all such withdrawals during the previous 12-months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period.

3. Due to your separation from service with the employer, provided that all the following apply*:

-- The employer certifies that you have separated from service;

-- The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and

-- Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

4. If you are at least age 59 1/2 and, if applicable, have completed nine payment periods.

5. If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts).

6. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

------------------------

* Instead of the provisions under number 3 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

-- The employer certifies that you have separated from service;

-- We receive the withdrawal request within 60 days of the date of separation;
   and

-- You pay a 3% charge based on the entire Fixed Plus Account value.


If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

TRANSFERS. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).


Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.


INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

CONTRACT LOANS. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

TRANSFER CREDITS. The Company provides a transfer credit in certain circumstances. See "Purchase--Transfer Credits." The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

                                  APPENDIX IV
                   EMPLOYEE APPOINTMENT OF EMPLOYER AS AGENT
                           UNDER AN ANNUITY CONTRACT
------------------------------------------------------------------

  For Plans under Section 403(b), 401 or 403(a) of the Code (except voluntary
                             Section 403(b) Plans)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

My employer has adopted a plan under Internal Revenue Code Sections 403(b), 401(a)/401(k) or 403(a) ("Plan") and has purchased an Aetna Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a Participant in the Plan, I understand and agree to the following terms and conditions:

-- I own the value of my Employee Account subject to the restrictions of Sections 403(b), 401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/401(k) or 403(a), I have ownership in the value of my Employer Account.

-- I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

-- My employer may permit me to make investment selections under the Employee
   Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

-- On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

-- In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

                                   APPENDIX V
                               FUND DESCRIPTIONS
------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

-- AETNA BALANCED VP, INC. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

-- AETNA INCOME SHARES d/b/a AETNA BOND VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)

-- AETNA VARIABLE FUND d/b/a AETNA GROWTH AND INCOME VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)


-- AETNA VARIABLE ENCORE FUND d/b/a AETNA MONEY MARKET VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.(1)


-- AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VP seeks to provide capital appreciation.(1)


-- AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).(1)


-- AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VP seeks to provide total return consistent with preservation of capital.(1)


-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA GROWTH VP seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS LARGE CAP VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS MID CAP VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS SMALL CAP VP seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA INTERNATIONAL VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA SMALL COMPANY VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA TECHNOLOGY VP seeks long-term capital appreciation.(1)(a)

-- AETNA VARIABLE PORTFOLIOS, INC.--AETNA VALUE OPPORTUNITY VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)

-- AIM V.I. CAPITAL APPRECIATION FUND seeks growth of capital.(2)

-- AIM V.I. GROWTH FUND seeks growth of capital.(2)

-- AIM V.I. GROWTH AND INCOME FUND seeks growth of capital with a secondary objective of current income.(2)

-- AIM V.I. VALUE FUND seeks to achieve long-term growth of capital with a secondary objective of income.(2)

-- AMERICAN CENTURY INCOME & GROWTH FUND (ADVISOR CLASS) seeks capital growth by investing in common stocks. Income is a secondary objective.(3)

-- CALVERT SOCIAL BALANCED PORTFOLIO seeks to achieve a competitive total return through an actively managed NON-DIVERSIFIED portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.(4)(a)

-- DEM-REGISTERED TRADEMARK- EQUITY FUND is a NONDIVERSIFIED fund that seeks to provide aggressive long-term growth through capital appreciation.(5)

-- FIDELITY VARIABLE INSURANCE PRODUCTS --EQUITY-INCOME PORTFOLIO seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.(6)(a)


-- FIDELITY VARIABLE INSURANCE PRODUCTS--GROWTH PORTFOLIO seeks to achieve capital appreciation.(6)(a)


-- FIDELITY VARIABLE INSURANCE PRODUCTS--OVERSEAS PORTFOLIO seeks long-term growth of capital.(6)(b)


-- FIDELITY VARIABLE INSURANCE PRODUCTS II--CONTRAFUND-REGISTERED TRADEMARK-
   PORTFOLIO seeks long-term capital appreciation.(6)(c)


-- JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO is a NONDIVERSIFIED portfolio that seeks long-term growth of capital.(7)


-- JANUS ASPEN SERIES--BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.(7)


-- JANUS ASPEN SERIES--CAPITAL APPRECIATION PORTFOLIO (SERVICE SHARES) is a
   NONDIVERSIFIED portfolio that seeks long-term growth of capital.(7)


-- JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO seeks to obtain maximum total return, consistent with the preservation of capital.(7)


-- JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(7)


-- JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.(7)


-- JANUS TWENTY FUND seeks long-term growth of capital by investing in a NONDIVERSIFIED portfolio that normally concentrates its investments in a core position of 20-30 common stocks.(7)


-- OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A SHARES) aggressively seeks capital appreciation.(8)


-- OPPENHEIMER GLOBAL SECURITIES FUND/VA seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations that are considered to have appreciation possibilities.(8)


-- OPPENHEIMER STRATEGIC BOND FUND/VA seeks a high level of current income principally derived from interest on debt securities.(8)


-- PAX WORLD BALANCED FUND, INC. seeks to provide its shareholders with a diversified holding of securities of companies which offer primarily income and conservation of principal and secondarily possible long-term growth of capital.(9)

-- PILGRIM NATURAL RESOURCES TRUST (FORMERLY LEXINGTON NATURAL RESOURCES TRUST) seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.(10)


-- PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO seeks capital appreciation.(11)(a)


-- PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO seeks long-term growth of capital.(11)(a)

-- PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO seeks long-term growth of capital and future income.(11)(a)

-- PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.(11)(a)

-- PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO seeks long-term capital growth, and secondarily, increasing dividend income.(11)(c)

-- WACHOVIA SPECIAL VALUES FUND (CLASS A SHARES) seeks to produce growth of principal.(12)

INVESTMENT ADVISER:

(1)  Investment Adviser: Aeltus Investment Management, Inc. (Aeltus)

    (a)  Subadviser: Elijah Asset Management, LLC (EAM)

(2)  Investment Adviser: A I M Advisors, Inc.

(3)  Investment Adviser: American Century Investment Management, Inc.

(4)  Investment Adviser: Calvert Asset Management Company, Inc.

    (a)  Subadviser: NCM Capital Management Group, Inc.

(5)  Investment Adviser: Chapman Capital Management, Inc.

(6)  Investment Adviser: Fidelity Management & Research Company

    (a)  Subadviser: FMR Co., Inc.


    (b) Subadvisers:


       Fidelity Management & Research (U.K.) Inc.


       Fidelity Management & Research (Far East) Inc.


       Fidelity International Investment Advisors


       Fidelity International Investment Advisors (U.K.) Limited


       Fidelity Investments Japan Limited
       FMR Co., Inc.


    (c)  Subadvisers:

       Fidelity Management & Research (U.K.) Inc.


       Fidelity Management & Research (Far East) Inc.


       Fidelity Investments Japan Limited
       FMR Co., Inc.


(7)  Investment Adviser: Janus Capital Corporation

(8)  Investment Adviser: OppenheimerFunds, Inc.

(9)  Investment Adviser: Pax World Management Corp.


(10) Investment Adviser: ING Pilgrim Investments, LLC


(11) Investment Adviser: Aetna Life Insurance and Annuity Company

    (a)  Subadviser: Massachusetts Financial Services Company

    (b) Subadviser: Zurich Scudder Investments, Inc.

    (c)  Subadviser: T. Rowe Price Associates, Inc.

(12) Investment Adviser: Wachovia Asset Management

                                  APPENDIX VI
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                               TABLE OF CONTENTS

TABLE I--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.35%......................................................       64
TABLE II--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.40% AND 0.45%............................................       67
TABLE III--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.55%......................................................       70
TABLE IV--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.60%, AND 0.65%...........................................       73
TABLE V--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.70% AND 0.75%............................................       76
TABLE VI--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.80% AND 0.85%............................................       79
TABLE VII--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.90%......................................................       82
TABLE VIII--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.95%......................................................       85
TABLE IX--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.00%......................................................       88
TABLE X--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.05%......................................................       91
TABLE XI--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.10%......................................................       94
TABLE XII--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.15%......................................................       97
TABLE XIII--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.20%......................................................      100
TABLE XIV--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 1.35%......................................................      103
TABLE XV--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%....................      105
TABLE XVI--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%....................      108
TABLE XVII--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%....................      111

                                  APPENDIX VI
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
------------------------------------------------------------------

TABLE XVIII--FOR CONTRACTS ISSUED UNDER 403(B), 401(A)
 AND 401(K) PLANS ISSUED SINCE 1996 WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%....................      114
TABLE XIX--FOR CONTRACTS ISSUED UNDER 401(A) PLANS
 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.87%...............      117
TABLE XX--FOR CONTRACTS ISSUED UNDER 403(B) PLANS AND
 DEFERRED COMPENSATION PLANS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%....................      120
TABLE XXI--FOR MULTIPLE OPTION CONTRACTS ISSUED TO
 SAN BERNARDINO COUNTY AND MACOMB COUNTY WITH TOTAL
 SEPARATE ACCOUNT CHARGES OF 1.25%..........................      124
TABLE XXII--FOR CONTRACTS ISSUED UNDER 403(B) PLANS AND
 DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT
 CHARGES OF 1.50% (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE
 CHARGE BEGINNING APRIL 7, 1997)............................      128
TABLE XXIII--FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED
 UNDER 403(B) PLANS AND DEFERRED COMPENSATION PLANS.........      131
TABLE XXIV--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.60% AND 0.75%..........      134
TABLE XXV--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% AND 0.90%..........      137
TABLE XXVI--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE
 ON JANUARY 15, 1996........................................      140
TABLE XXVII--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE
 ON MAY 25, 1996............................................      144
TABLE XXVIII--FOR DEFERRED COMPENSATION CONTRACTS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE
 ON OR AFTER DECEMBER 16, 1996..............................      148
TABLE XXIX--FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL
 LEAGUE UNDER DEFERRED COMPENSATION PLANS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%....................      152
TABLE XXX--FOR CONTRACTS ISSUED TO METROPOLITAN UTILITIES
 DISTRICT UNDER DEFERRED COMPENSATION PLANS WITH
 TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%....................      155

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000
                                                                       ----
AETNA ASCENT VP:
Value at beginning of period                                           $10.649(1)
Value at end of period                                                 $10.744
Number of accumulation units outstanding at end of period              144,050
AETNA BALANCED VP, INC.:
Value at beginning of period                                           $12.051(1)
Value at end of period                                                 $11.974
Number of accumulation units outstanding at end of period            1,229,466
AETNA BOND VP:
Value at beginning of period                                           $10.424(1)
Value at end of period                                                 $11.377
Number of accumulation units outstanding at end of period              310,266
AETNA CROSSROADS VP:
Value at beginning of period                                           $10.497(1)
Value at end of period                                                 $10.777
Number of accumulation units outstanding at end of period               75,427
AETNA GROWTH VP:
Value at beginning of period                                           $15.254(1)
Value at end of period                                                 $13.544
Number of accumulation units outstanding at end of period              168,969
AETNA GROWTH AND INCOME VP:
Value at beginning of period                                           $11.432(1)
Value at end of period                                                 $10.545
Number of accumulation units outstanding at end of period            5,130,360
AETNA INDEX PLUS LARGE CAP VP:
Value at beginning of period                                           $13.504(1)
Value at end of period                                                 $12.651
Number of accumulation units outstanding at end of period              332,139
AETNA INDEX PLUS MID CAP VP:
Value at beginning of period                                           $14.273(1)
Value at end of period                                                 $15.460
Number of accumulation units outstanding at end of period               47,993
AETNA INDEX PLUS SMALL CAP VP:
Value at beginning of period                                            $9.804(1)
Value at end of period                                                 $11.144
Number of accumulation units outstanding at end of period               16,976
AETNA INTERNATIONAL VP:
Value at beginning of period                                           $14.054(1)
Value at end of period                                                 $11.462
Number of accumulation units outstanding at end of period               13,070
AETNA LEGACY VP:
Value at beginning of period                                           $10.706(1)
Value at end of period                                                 $11.234
Number of accumulation units outstanding at end of period               31,286
AETNA MONEY MARKET VP:
Value at beginning of period                                           $11.033(1)
Value at end of period                                                 $11.443
Number of accumulation units outstanding at end of period              437,758
AETNA SMALL COMPANY VP:
Value at beginning of period                                           $12.599(1)
Value at end of period                                                 $12.732
Number of accumulation units outstanding at end of period               51,631
AETNA TECHNOLOGY VP
Value at beginning of period                                            $8.956(1)
Value at end of period                                                  $5.865
Number of accumulation units outstanding at end of period               47,465
AETNA VALUE OPPORTUNITY VP:
Value at beginning of period                                           $12.984(1)
Value at end of period                                                 $13.931
Number of accumulation units outstanding at end of period               37,964
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                           $13.648(1)
Value at end of period                                                 $12.286
Number of accumulation units outstanding at end of period               15,852

------------------------------------------------------------------

                                                                       2000
                                                                       ----
AIM V.I. GROWTH FUND
Value at beginning of period                                           $11.987(1)
Value at end of period                                                  $9.622
Number of accumulation units outstanding at end of period               22,505
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                           $11.228(1)
Value at end of period                                                 $10.038
Number of accumulation units outstanding at end of period               45,121
AIM V.I. VALUE FUND
Value at beginning of period                                           $11.026(1)
Value at end of period                                                  $9.848
Number of accumulation units outstanding at end of period                4,591
CALVERT SOCIAL BALANCED PORTFOLIO:
Value at beginning of period                                           $11.718(1)
Value at end of period                                                 $11.574
Number of accumulation units outstanding at end of period              118,984
FIDELITY VIP EQUITY-INCOME PORTFOLIO:
Value at beginning of period                                           $10.595(1)
Value at end of period                                                 $11.419
Number of accumulation units outstanding at end of period              187,522
FIDELITY VIP GROWTH PORTFOLIO:
Value at beginning of period                                           $16.211(1)
Value at end of period                                                 $14.798
Number of accumulation units outstanding at end of period              564,612
FIDELITY VIP OVERSEAS PORTFOLIO:
Value at beginning of period                                           $12.131(1)
Value at end of period                                                 $10.828
Number of accumulation units outstanding at end of period               51,138
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO:
Value at beginning of period                                           $13.485(1)
Value at end of period                                                 $13.229
Number of accumulation units outstanding at end of period              375,278
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO :
Value at beginning of period                                           $23.888(1)
Value at end of period                                                 $18.526
Number of accumulation units outstanding at end of period              913,546
JANUS ASPEN BALANCED PORTFOLIO:
Value at beginning of period                                           $14.368(1)
Value at end of period                                                 $14.550
Number of accumulation units outstanding at end of period              285,117
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO:
Value at beginning of period                                           $10.485(1)
Value at end of period                                                 $11.206
Number of accumulation units outstanding at end of period               60,507
JANUS ASPEN GROWTH PORTFOLIO:
Value at beginning of period                                           $16.099(1)
Value at end of period                                                 $14.289
Number of accumulation units outstanding at end of period              369,847
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO:
Value at beginning of period                                           $16.103(1)
Value at end of period                                                 $14.104
Number of accumulation units outstanding at end of period            1,146,537
OPPENHEIMER GLOBAL SECURITIES FUND/VA:
Value at beginning of period                                           $16.636(1)
Value at end of period                                                 $16.624
Number of accumulation units outstanding at end of period               29,809
OPPENHEIMER STRATEGIC BOND FUND/VA:
Value at beginning of period                                           $10.102(1)
Value at end of period                                                 $10.437
Number of accumulation units outstanding at end of period                2,759
PILGRIM NATURAL RESOURCES TRUST FUND:
Value at beginning of period                                            $9.158(1)
Value at end of period                                                 $10.347
Number of accumulation units outstanding at end of period               11,114
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
Value at beginning of period                                           $16.155(1)
Value at end of period                                                 $14.877
Number of accumulation units outstanding at end of period              160,437
PPI MFS EMERGING EQUITIES PORTFOLIO:
Value at beginning of period                                           $15.512(1)
Value at end of period                                                 $11.747
Number of accumulation units outstanding at end of period              693,416
PPI MFS RESEARCH GROWTH PORTFOLIO:
Value at beginning of period                                           $13.213(1)
Value at end of period                                                 $12.452
Number of accumulation units outstanding at end of period              406,356

------------------------------------------------------------------

                                                                       2000
                                                                       ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Value at beginning of period                                           $13.496(1)
Value at end of period                                                 $12.401
Number of accumulation units outstanding at end of period              412,383
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Value at beginning of period                                           $13.599(1)
Value at end of period                                                 $13.434
Number of accumulation units outstanding at end of period              261,446

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE II
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40% AND 0.45%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                    0.40% TOTAL CHARGES                             0.45% TOTAL CHARGES
                                         -----------------------------------------         --------------------------------------
                                           2000            1999            1998              2000           1999           1998
                                           ----            ----            ----              ----           ----           ----
AETNA ASCENT VP
Value at beginning of period               $16.043         $14.086         $13.239(1)      $10.836         $9.519         $9.146(1)
Value at end of period                     $15.873         $16.043         $14.086         $10.716        $10.836         $9.519
Number of accumulation units
 outstanding at end of period                2,005          84,264          86,321          60,938         53,201            779
AETNA BALANCED VP, INC.
Value at beginning of period               $17.347         $15.331         $14.244(1)      $12.064        $10.747(1)
Value at end of period                     $17.181         $17.347         $15.331         $11.943        $12.064
Number of accumulation units
 outstanding at end of period               10,067         720,935         653,272         106,920         80,717
AETNA BOND VP
Value at beginning of period               $11.942         $12.079         $11.893(1)      $10.396        $10.455(2)
Value at end of period                     $13.041         $11.942         $12.079         $11.348        $10.396
Number of accumulation units
 outstanding at end of period                1,343         198,382         190,084          20,187         19,693
AETNA CROSSROADS VP
Value at beginning of period               $14.960         $13.628         $12.991(1)      $10.752         $9.800         $9.531(1)
Value at end of period                     $14.962         $14.960         $13.628         $10.749        $10.752         $9.800
Number of accumulation units
 outstanding at end of period                  581          62,563          51,878         140,545        111,369            731
AETNA GROWTH VP
Value at beginning of period               $24.222         $18.018         $15.200(1)      $15.412        $11.470        $10.444(1)
Value at end of period                     $21.242         $24.222         $18.018         $13.509        $15.412        $11.470
Number of accumulation units
 outstanding at end of period                  981          59,855          21,805         236,124        134,661            291
AETNA GROWTH AND INCOME VP
Value at beginning of period               $19.586         $16.747         $15.108(1)      $11.867        $10.152         $9.561(1)
Value at end of period                     $17.368         $19.586         $16.747         $10.518        $11.867        $10.152
Number of accumulation units
 outstanding at end of period               55,508       2,978,733       2,888,622         396,366        348,478          1,119
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period               $23.418         $18.916         $16.874(1)      $13.991        $11.307        $10.639(1)
Value at end of period                     $21.131         $23.418         $18.916         $12.618        $13.991        $11.307
Number of accumulation units
 outstanding at end of period                1,500         193,247          87,238         398,208        226,927            859
AETNA INDEX PLUS MID CAP VP
Value at beginning of period               $12.597         $10.921          $9.480(1)      $12.916        $10.889(2)
Value at end of period                     $15.046         $12.597         $10.921         $15.419        $12.916
Number of accumulation units
 outstanding at end of period                  557           2,808           1,187          18,306          2,661
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                $9.754          $8.840          $8.071(1)      $10.166         $8.954(2)
Value at end of period                     $10.154          $9.754          $8.840         $11.115        $10.166
Number of accumulation units
 outstanding at end of period                    0           2,620           3,928           2,603          1,373
AETNA INTERNATIONAL VP
Value at beginning of period               $14.760         $10.059(1)                      $14.414         $9.567         $9.231(1)
Value at end of period                     $13.727         $14.760                         $11.433        $14.414         $9.567
Number of accumulation units
 outstanding at end of period                    0           1,480                          36,205         19,616             61
AETNA LEGACY VP
Value at beginning of period               $13.986         $13.111         $12.598(1)      $10.738        $10.103(1)
Value at end of period                     $14.600         $13.986         $13.111         $11.204        $10.738
Number of accumulation units
 outstanding at end of period                  138          21,809          19,291          45,064         32,691
AETNA MONEY MARKET VP
Value at beginning of period               $11.748         $11.225         $11.148(1)      $10.777        $10.706(3)
Value at end of period                     $12.448         $11.748         $11.225         $11.413        $10.777
Number of accumulation units
 outstanding at end of period                3,394         271,583         107,285          28,641         41,969

------------------------------------------------------------------

                                                    0.40% TOTAL CHARGES                             0.45% TOTAL CHARGES
                                         -----------------------------------------         --------------------------------------
                                           2000            1999            1998              2000           1999           1998
                                           ----            ----            ----              ----           ----           ----
AETNA SMALL COMPANY VP
Value at beginning of period               $17.873         $13.714         $12.820(1)      $11.953         $9.176         $8.583(1)
Value at end of period                     $18.998         $17.873         $13.714         $12.699        $11.953         $9.176
Number of accumulation units
 outstanding at end of period                  327          18,170          15,614         122,374         63,697            318
AETNA VALUE OPPORTUNITY VP
Value at beginning of period               $19.205         $16.125         $13.986(1)      $12.665        $12.467(3)
Value at end of period                     $21.079         $19.205         $16.125         $13.895        $12.665
Number of accumulation units
 outstanding at end of period                   82          12,434          11,799           9,566         10,293
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period               $13.834         $10.105(2)
Value at end of period                     $12.799         $13.834
Number of accumulation units
 outstanding at end of period                    0           1,129
AIM V.I. GROWTH FUND
Value at beginning of period               $12.140         $10.158(2)
Value at end of period                     $11.173         $12.140
Number of accumulation units
 outstanding at end of period                    0             114
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period               $11.785         $10.351(3)                      $11.781        $10.518(3)
Value at end of period                     $10.667         $11.785                         $10.021        $11.781
Number of accumulation units
 outstanding at end of period                    0             426                           3,976            882
AIM V.I. VALUE FUND
Value at beginning of period               $11.574         $10.177(3)                      $11.570         $9.753(2)
Value at end of period                     $10.476         $11.574                          $9.831        $11.570
Number of accumulation units
 outstanding at end of period                    0           1,916                          45,267          8,954
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period               $16.740         $14.976         $13.635(1)      $11.970        $10.714        $10.217(1)
Value at end of period                     $16.152         $16.740         $14.976         $11.543        $11.970        $10.714
Number of accumulation units
 outstanding at end of period                  332          40,498          38,218          43,992         26,121            553
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period               $16.089         $15.192         $14.267(1)      $10.552         $9.968         $9.516(1)
Value at end of period                     $17.374         $16.089         $15.192         $11.389        $10.552         $9.968
Number of accumulation units
 outstanding at end of period                  731         114,725          54,320         162,442        110,939            519
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period               $23.989         $17.525         $15.510(1)      $16.655        $13.493(2)
Value at end of period                     $21.270         $23.989         $17.525         $14.760        $16.655
Number of accumulation units
 outstanding at end of period                1,788         325,063         128,518         130,483         65,561
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period               $18.709         $13.170         $12.178(1)      $13.410        $10.647(2)
Value at end of period                     $15.074         $18.709         $13.170         $10.799        $13.410
Number of accumulation units
 outstanding at end of period                  284          30,213          10,817          11,728          8,158
FIDELITY VIP II
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period               $22.045         $17.813         $15.219(1)      $14.194        $11.475        $10.553(1)
Value at end of period                     $20.503         $22.045         $17.813         $13.195        $14.194        $11.475
Number of accumulation units
 outstanding at end of period                2,261         239,028         197,022         367,939        268,570          1,754
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period               $31.711         $14.125         $11.663(1)      $27.222        $17.095(2)
Value at end of period                     $21.535         $31.711         $14.125         $18.477        $27.222
Number of accumulation units
 outstanding at end of period                5,601         405,725         198,264         219,159        153,109
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period               $22.571         $17.878         $15.614(1)      $14.910        $11.816        $10.945(1)
Value at end of period                     $21.980         $22.571         $17.878         $14.512        $14.910        $11.816
Number of accumulation units
 outstanding at end of period                  731         103,517          39,424         415,783        224,105            612
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period               $13.210         $13.053         $12.743(1)      $10.566        $10.446        $10.457(1)
Value at end of period                     $13.980         $13.210         $13.053         $11.177        $10.566        $10.446
Number of accumulation units
 outstanding at end of period                  643          20,171          21,374          69,755         42,021             82
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period               $25.537         $17.807         $14.790(1)      $16.753        $11.979(1)
Value at end of period                     $21.734         $25.537         $17.807         $14.251        $16.753
Number of accumulation units
 outstanding at end of period                1,684         156,805          73,901         357,565        233,330

------------------------------------------------------------------

                                                    0.40% TOTAL CHARGES                             0.45% TOTAL CHARGES
                                         -----------------------------------------         --------------------------------------
                                           2000            1999            1998              2000           1999           1998
                                           ----            ----            ----              ----           ----           ----
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period               $28.797         $17.582         $15.344(1)      $16.757        $10.235         $9.630(1)
Value at end of period                     $24.188         $28.797         $17.582         $14.068        $16.757        $10.235
Number of accumulation units
 outstanding at end of period                6,041         531,184         383,490         662,704        466,808          1,186
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period               $15.859         $10.047          $9.004(1)      $15.849        $13.162(3)
Value at end of period                     $16.600         $15.859         $10.047         $16.581        $15.849
Number of accumulation units
 outstanding at end of period                  578           5,065           1,564           5,198             27
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period               $10.162          $9.923          $9.695(1)      $10.188         $9.953         $9.975(1)
Value at end of period                     $10.058         $10.162          $9.923         $10.410        $10.188         $9.953
Number of accumulation units
 outstanding at end of period                    0           1,576           1,513           9,983          6,623            575
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period               $10.939          $9.626          $9.754(1)       $8.758         $8.644(3)
Value at end of period                     $12.897         $10.939          $9.626         $10.320         $8.758
Number of accumulation units
 outstanding at end of period                  180           8,856          12,237           4,370          4,241
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period               $23.231         $15.676         $14.188(1)      $15.809        $10.673         $9.984(1)
Value at end of period                     $21.815         $23.231         $15.676         $14.838        $15.809        $10.673
Number of accumulation units
 outstanding at end of period                  888          44,936          36,644          69,690         36,972            192
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period               $19.199         $12.776         $10.705(1)      $16.525        $11.002        $10.094(1)
Value at end of period                     $13.619         $19.199         $12.776         $11.716        $16.525        $11.002
Number of accumulation units
 outstanding at end of period                5,732         413,847         339,956         194,901        128,507            371
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period               $13.146         $10.641          $9.362(1)      $13.061        $10.577         $9.862(1)
Value at end of period                     $12.506         $13.146         $10.641         $12.420        $13.061        $10.577
Number of accumulation units
 outstanding at end of period                7,788         323,178         331,958          63,659         50,332            473
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period               $21.461         $13.602         $12.570(1)      $15.452        $11.701(2)
Value at end of period                     $17.187         $21.461         $13.602         $12.369        $15.452
Number of accumulation units
 outstanding at end of period                2,416         196,446         168,912          42,329         42,208
PPI T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period               $20.546         $16.863         $15.042(1)      $13.464        $11.057        $10.302(1)
Value at end of period                     $20.457         $20.546         $16.863         $13.399        $13.464        $11.057
Number of accumulation units
 outstanding at end of period                1,419         165,483         169,615         103,238         79,777            817

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.40% TOTAL CHARGES):
                  (1)   Funds were received in this option during February 1999.
                  (2)   Funds were received in this option during September 1999.
                  (3)   Funds were received in this option during July 1999.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998 (0.40% TOTAL CHARGES):
                  (1)   Funds were first received in this option during November
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.45% TOTAL CHARGES):
                  (1)   Funds were received in this option during January 1999.
                  (2)   Funds were received in this option during September 1999.
                  (3)   Funds were received in this option during November 1999.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998 (0.45% TOTAL CHARGES):
                  (1)   Funds were first received in this option during December
                        1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE III
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000              1999
                                                                       ----              ----
AETNA ASCENT VP
Value at beginning of period                                           $10.819            $9.864(1)
Value at end of period                                                 $10.688           $10.819
Number of accumulation units outstanding at end of period                3,343             3,650
AETNA BALANCED VP, INC.
Value at beginning of period                                           $12.045           $11.266(1)
Value at end of period                                                 $11.912           $12.045
Number of accumulation units outstanding at end of period              197,183           237,142
AETNA BOND VP
Value at beginning of period                                           $10.380           $10.419(1)
Value at end of period                                                 $11.318           $10.380
Number of accumulation units outstanding at end of period               34,829            31,523
AETNA CROSSROADS VP
Value at beginning of period                                           $10.735           $10.032(1)
Value at end of period                                                 $10.721           $10.735
Number of accumulation units outstanding at end of period                3,859             3,809
AETNA GROWTH VP
Value at beginning of period                                           $15.387           $12.980(1)
Value at end of period                                                 $13.474           $15.387
Number of accumulation units outstanding at end of period               22,758            12,695
AETNA GROWTH AND INCOME VP
Value at beginning of period                                           $11.847           $10.922(1)
Value at end of period                                                 $10.490           $11.847
Number of accumulation units outstanding at end of period            1,009,352         1,191,861
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                           $13.968           $12.633(1)
Value at end of period                                                 $12.585           $13.968
Number of accumulation units outstanding at end of period              134,831           107,027
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                           $12.896           $11.478(1)
Value at end of period                                                 $15.379           $12.896
Number of accumulation units outstanding at end of period                7,716                60
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                           $10.150            $9.235(1)
Value at end of period                                                 $10.022           $10.150
Number of accumulation units outstanding at end of period                    0                70
AETNA INTERNATIONAL VP
Value at beginning of period                                           $14.391           $11.236(1)
Value at end of period                                                 $11.403           $14.391
Number of accumulation units outstanding at end of period                  824                59
AETNA LEGACY VP
Value at beginning of period                                           $10.721           $10.273(1)
Value at end of period                                                 $11.175           $10.721
Number of accumulation units outstanding at end of period               19,312            22,643
AETNA MONEY MARKET VP
Value at beginning of period                                           $10.760           $10.669(1)
Value at end of period                                                 $11.383           $10.760
Number of accumulation units outstanding at end of period               48,060            67,587
AETNA SMALL COMPANY VP
Value at beginning of period                                           $11.933            $9.996(1)
Value at end of period                                                 $12.666           $11.933
Number of accumulation units outstanding at end of period               21,331            17,509
AETNA TECHNOLOGY VP
Value at beginning of period                                           $10.445(1)
Value at end of period                                                  $5.857
Number of accumulation units outstanding at end of period                5,915
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                           $12.645           $11.893(1)
Value at end of period                                                 $13.858           $12.645
Number of accumulation units outstanding at end of period               21,968            20,593
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                           $13.820           $10.908(1)
Value at end of period                                                 $12.245           $13.820
Number of accumulation units outstanding at end of period               12,515                48

------------------------------------------------------------------

                                                                       2000              1999
                                                                       ----              ----
AIM V.I. GROWTH FUND
Value at beginning of period                                           $12.127           $10.242(1)
Value at end of period                                                  $9.590           $12.127
Number of accumulation units outstanding at end of period               12,592               990
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                           $11.773           $10.229(1)
Value at end of period                                                 $10.004           $11.773
Number of accumulation units outstanding at end of period               48,445               880
AIM V.I. VALUE FUND
Value at beginning of period                                           $11.562           $10.242(1)
Value at end of period                                                  $9.814           $11.562
Number of accumulation units outstanding at end of period                3,280               203
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                           $11.951           $11.207(1)
Value at end of period                                                 $11.513           $11.951
Number of accumulation units outstanding at end of period               11,184            13,438
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                           $10.535           $10.462(1)
Value at end of period                                                 $11.360           $10.535
Number of accumulation units outstanding at end of period               55,911            65,154
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                           $16.628           $14.192(1)
Value at end of period                                                 $14.721           $16.628
Number of accumulation units outstanding at end of period              151,952           129,223
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                           $13.389           $11.159(1)
Value at end of period                                                 $10.771           $13.389
Number of accumulation units outstanding at end of period                8,239             8,971
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                           $14.171           $12.452(1)
Value at end of period                                                 $13.160           $14.171
Number of accumulation units outstanding at end of period              123,644           119,841
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                                           $27.178           $19.683(1)
Value at end of period                                                 $18.429           $27.178
Number of accumulation units outstanding at end of period              169,466           112,798
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                           $14.886           $13.489(1)
Value at end of period                                                 $14.474           $14.886
Number of accumulation units outstanding at end of period              153,749           104,837
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                           $10.549           $10.380(1)
Value at end of period                                                 $11.148           $10.549
Number of accumulation units outstanding at end of period               28,828            27,998
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                           $16.726           $14.336(1)
Value at end of period                                                 $14.214           $16.726
Number of accumulation units outstanding at end of period               95,335            74,827
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                           $16.730           $12.638(1)
Value at end of period                                                 $14.031           $16.730
Number of accumulation units outstanding at end of period              213,103           177,086
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                           $15.823           $12.055(1)
Value at end of period                                                 $16.538           $15.823
Number of accumulation units outstanding at end of period               13,257               371
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                           $10.172            $9.997(1)
Value at end of period                                                 $10.239           $10.172
Number of accumulation units outstanding at end of period                    0             1,233
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                            $8.744            $8.255(1)
Value at end of period                                                 $10.293            $8.744
Number of accumulation units outstanding at end of period                3,526             4,257
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                                           $15.783           $12.844(1)
Value at end of period                                                 $14.799           $15.783
Number of accumulation units outstanding at end of period               81,825            51,669
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                           $16.499           $12.327(1)
Value at end of period                                                 $11.686           $16.499
Number of accumulation units outstanding at end of period              101,007           103,358

------------------------------------------------------------------

                                                                       2000              1999
                                                                       ----              ----
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                           $13.040           $11.303(1)
Value at end of period                                                 $12.387           $13.040
Number of accumulation units outstanding at end of period               48,216            54,854
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                           $15.427           $12.322(1)
Value at end of period                                                 $12.337           $15.427
Number of accumulation units outstanding at end of period               56,339            60,619
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                           $13.443           $11.814(1)
Value at end of period                                                 $13.364           $13.443
Number of accumulation units outstanding at end of period               31,733            26,870

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during July 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during November
                        1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE IV
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60% AND 0.65%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                            0.60% TOTAL CHARGES            0.65% TOTAL CHARGES
                                                            -------------------       -----------------------------
                                                                   2000                 2000                 1999
                                                                   ----                 ----                 ----
AETNA ASCENT VP
Value at beginning of period                                                            $10.802             $9.484(1)
Value at end of period                                                                  $10.660            $10.802
Number of accumulation units outstanding at end
 of period                                                                              216,680            184,741
AETNA BALANCED VP, INC.
Value at beginning of period                                                            $12.026            $11.183(1)
Value at end of period                                                                  $11.881            $12.026
Number of accumulation units outstanding at end
 of period                                                                              118,492            119,529
AETNA BOND VP
Value at beginning of period                                                            $10.363            $10.594(1)
Value at end of period                                                                  $11.289            $10.363
Number of accumulation units outstanding at end
 of period                                                                              115,114            113,547
AETNA CROSSROADS VP
Value at beginning of period                                                            $10.718             $9.799(1)
Value at end of period                                                                  $10.693            $10.718
Number of accumulation units outstanding at end
 of period                                                                               98,179             90,629
AETNA GROWTH VP
Value at beginning of period                                      $14.825(1)            $15.362            $12.835(2)
Value at end of period                                            $13.456               $13.439            $15.362
Number of accumulation units outstanding at end
 of period                                                              1                20,847             17,762
AETNA GROWTH AND INCOME VP
Value at beginning of period                                                            $11.828            $10.867(1)
Value at end of period                                                                  $10.463            $11.828
Number of accumulation units outstanding at end
 of period                                                                              448,612            479,213
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                      $12.787(1)            $13.946            $12.586(1)
Value at end of period                                            $12.569               $12.553            $13.946
Number of accumulation units outstanding at end
 of period                                                              2               214,858            198,941
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                                            $12.875            $11.204(2)
Value at end of period                                                                  $15.339            $12.875
Number of accumulation units outstanding at end
 of period                                                                                7,546              5,592
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                                            $10.134             $8.416(1)
Value at end of period                                                                  $11.057            $10.134
Number of accumulation units outstanding at end
 of period                                                                               44,026             40,166
AETNA INTERNATIONAL VP
Value at beginning of period                                                            $14.367            $11.021(2)
Value at end of period                                                                  $11.373            $14.367
Number of accumulation units outstanding at end
 of period                                                                                1,360                405
AETNA LEGACY VP
Value at beginning of period                                                            $10.704            $10.114(1)
Value at end of period                                                                  $11.146            $10.704
Number of accumulation units outstanding at end
 of period                                                                               59,748             62,233
AETNA MONEY MARKET VP
Value at beginning of period                                                            $10.742            $10.407(1)
Value at end of period                                                                  $11.354            $10.742
Number of accumulation units outstanding at end
 of period                                                                              220,271            249,862
AETNA SMALL COMPANY VP
Value at beginning of period                                                            $11.914             $9.740(2)
Value at end of period                                                                  $12.633            $11.914
Number of accumulation units outstanding at end
 of period                                                                               14,681              8,502
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                                            $12.625            $11.196(1)
Value at end of period                                                                  $13.822            $12.625
Number of accumulation units outstanding at end
 of period                                                                               68,866             69,481
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                      $13.036(2)            $14.959(1)
Value at end of period                                            $12.235               $12.224
Number of accumulation units outstanding at end
 of period                                                             32                 1,699

------------------------------------------------------------------

                                                            0.60% TOTAL CHARGES            0.65% TOTAL CHARGES
                                                            -------------------       -----------------------------
                                                                   2000                 2000                 1999
                                                                   ----                 ----                 ----
AIM V.I. GROWTH FUND
Value at beginning of period                                                            $12.119            $10.100(2)
Value at end of period                                                                   $9.574            $12.119
Number of accumulation units outstanding at end
 of period                                                                                3,182              1,728
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                      $10.403(2)            $11.764            $10.785(3)
Value at end of period                                             $9.996                $9.987            $11.764
Number of accumulation units outstanding at end
 of period                                                             84                 1,781                 17
AIM V.I. VALUE FUND
Value at beginning of period                                       $9.839(2)            $11.554            $10.194(2)
Value at end of period                                             $9.806                $9.798            $11.554
Number of accumulation units outstanding at end
 of period                                                              5                 2,325                733
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                                            $11.932            $11.067(2)
Value at end of period                                                                  $11.483            $11.932
Number of accumulation units outstanding at end
 of period                                                                                4,099              3,322
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                                            $10.518            $10.691(1)
Value at end of period                                                                  $11.330            $10.518
Number of accumulation units outstanding at end
 of period                                                                              107,997            123,332
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $15.283(2)            $16.601            $13.816(1)
Value at end of period                                            $14.702               $14.683            $16.601
Number of accumulation units outstanding at end
 of period                                                             11               331,653            309,124
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                                            $13.367            $10.023(1)
Value at end of period                                                                  $10.743            $13.367
Number of accumulation units outstanding at end
 of period                                                                               17,889             15,589
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                                                            $14.148            $12.698(1)
Value at end of period                                                                  $13.126            $14.148
Number of accumulation units outstanding at end
 of period                                                                              277,303            276,641
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $19.660(2)            $27.135            $15.589(1)
Value at end of period                                            $18.405               $18.381            $27.135
Number of accumulation units outstanding at end
 of period                                                              6               259,475            216,673
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $14.284(2)            $14.862            $13.502(1)
Value at end of period                                            $14.455               $14.436            $14.862
Number of accumulation units outstanding at end
 of period                                                             55               265,161            251,840
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                                            $10.532            $10.622(1)
Value at end of period                                                                  $11.119            $10.532
Number of accumulation units outstanding at end
 of period                                                                               85,714             88,620
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                                            $16.699            $14.246(2)
Value at end of period                                                                  $14.177            $16.699
Number of accumulation units outstanding at end
 of period                                                                               44,540             29,859
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $14.508(2)            $16.703            $11.492(1)
Value at end of period                                            $14.013               $13.994            $16.703
Number of accumulation units outstanding at end
 of period                                                             20               266,228            237,116
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                                            $15.798            $11.782(2)
Value at end of period                                                                  $16.495            $15.798
Number of accumulation units outstanding at end
 of period                                                                                5,368                137
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                                            $10.155             $9.942(2)
Value at end of period                                                                  $10.356            $10.155
Number of accumulation units outstanding at end
 of period                                                                                4,046                 64
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                                             $8.729             $8.125(2)
Value at end of period                                                                  $10.266             $8.729
Number of accumulation units outstanding at end
 of period                                                                                1,116              2,246
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                      $15.104(2)            $15.758            $12.653(2)
Value at end of period                                            $14.780               $14.761            $15.758
Number of accumulation units outstanding at end
 of period                                                             18                19,493             14,720
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                                            $16.472            $10.880(1)
Value at end of period                                                                  $11.655            $16.472
Number of accumulation units outstanding at end
 of period                                                                              116,509            109,678
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                                            $13.019            $11.075(1)
Value at end of period                                                                  $12.355            $13.019
Number of accumulation units outstanding at end
 of period                                                                               96,006             89,183

------------------------------------------------------------------

                                                            0.60% TOTAL CHARGES            0.65% TOTAL CHARGES
                                                            -------------------       -----------------------------
                                                                   2000                 2000                 1999
                                                                   ----                 ----                 ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                                            $15.403            $10.375(1)
Value at end of period                                                                  $12.305            $15.403
Number of accumulation units outstanding at end
 of period                                                                               27,469             24,792
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                                            $13.421            $11.742(2)
Value at end of period                                                                  $13.329            $13.421
Number of accumulation units outstanding at end
 of period                                                                               14,592             17,657

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000 (0.60% TOTAL CHARGES):
                  (1)   Funds were first received in this option during December
                        2000.
                  (2)   Funds were first received in this option during November
                        2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.65% TOTAL CHARGES):
                  (1)   Funds were first received in this option during February
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.65% TOTAL CHARGES):
                  (1)   Funds were first received in this option during April 1999.
                  (2)   Funds were first received in this option during October
                        1999.
                  (3)   Funds were first received in this option during November
                        1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE V
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70% AND 0.75%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                         0.70% TOTAL CHARGES                        0.75% TOTAL CHARGES
                                                       -----------------------            ---------------------------------------
                                                         2000           1999                2000            1999           1998
                                                         ----           ----                ----            ----           ----
AETNA ASCENT VP
Value at beginning of period                           $10.793        $10.056(1)            $10.784        $9.502         $9.913(1)
Value at end of period                                 $10.646        $10.793               $10.633       $10.784         $9.502
Number of accumulation units outstanding at end
 of period                                              25,012          7,803               236,648        52,442         43,142
AETNA BALANCED VP, INC.
Value at beginning of period                           $12.016        $11.192(1)            $12.006       $10.648        $10.002(1)
Value at end of period                                 $11.865        $12.016               $11.850       $12.006        $10.648
Number of accumulation units outstanding at end
 of period                                             141,384         96,082               574,782       194,625        183,347
AETNA BOND VP
Value at beginning of period                           $10.355        $10.447(1)            $10.346       $10.502        $10.058(1)
Value at end of period                                 $11.274        $10.355               $11.259       $10.346        $10.502
Number of accumulation units outstanding at end
 of period                                             107,055         36,755               213,637        51,554         51,916
AETNA CROSSROADS VP
Value at beginning of period                           $10.709        $10.178(1)            $10.701        $9.782         $9.936(1)
Value at end of period                                 $10.679        $10.709               $10.665       $10.701         $9.782
Number of accumulation units outstanding at end
 of period                                              13,626          2,882               214,545        67,538         62,144
AETNA GROWTH VP
Value at beginning of period                           $15.350        $12.378(1)            $15.338       $11.449         $9.925(1)
Value at end of period                                 $13.421        $15.350               $13.404       $15.338        $11.449
Number of accumulation units outstanding at end
 of period                                             160,372          9,291               278,123        28,754         18,200
AETNA GROWTH AND INCOME VP
Value at beginning of period                           $11.819        $10.936(1)            $11.809       $10.133         $9.935(1)
Value at end of period                                 $10.450        $11.819               $10.436       $11.809        $10.133
Number of accumulation units outstanding at end
 of period                                             525,995        296,167             3,953,354       806,180        773,713
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                           $13.935        $12.362(1)            $13.923       $11.286        $10.015(1)
Value at end of period                                 $12.536        $13.935               $12.520       $13.923        $11.286
Number of accumulation units outstanding at end
 of period                                              94,620         34,700               555,824        81,578         48,831
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                           $12.864        $11.323(1)            $12.854       $11.183         $9.822(1)
Value at end of period                                 $15.319        $12.864               $15.299       $12.854        $11.183
Number of accumulation units outstanding at end
 of period                                              15,601            285                32,312         3,959          1,623
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                           $10.126         $8.998(2)            $10.117        $9.201         $9.642(1)
Value at end of period                                 $11.042        $10.126               $11.028       $10.117         $9.201
Number of accumulation units outstanding at end
 of period                                               2,159             42                15,934         2,982          1,481
AETNA INTERNATIONAL VP
Value at beginning of period                           $14.356        $10.927(3)            $14.344        $9.550         $9.600(2)
Value at end of period                                 $11.358        $14.356               $11.344       $14.344         $9.550
Number of accumulation units outstanding at end
 of period                                              36,880             14                 6,183           134              7
AETNA LEGACY VP
Value at beginning of period                           $10.695        $10.364(1)            $10.686       $10.054         $9.977(1)
Value at end of period                                 $11.132        $10.695               $11.117       $10.686        $10.054
Number of accumulation units outstanding at end
 of period                                               6,672            834                69,003        19,174         21,150
AETNA MONEY MARKET VP
Value at beginning of period                           $10.734        $10.434(1)            $10.725       $10.283        $10.022(1)
Value at end of period                                 $11.339        $10.734               $11.324       $10.725        $10.283
Number of accumulation units outstanding at end
 of period                                             135,517         38,319               300,529        23,586         26,810
AETNA SMALL COMPANY VP
Value at beginning of period                           $11.904         $9.503(1)            $11.895        $9.159         $9.812(1)
Value at end of period                                 $12.616        $11.904               $12.600       $11.895         $9.159
Number of accumulation units outstanding at end
 of period                                              24,606          3,486               144,229        15,498         13,043
AETNA TECHNOLOGY VP
Value at beginning of period                            $8.273(1)                            $8.851(1)
Value at end of period                                  $5.851                               $5.849
Number of accumulation units outstanding at end
 of period                                              15,827                               89,724
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                           $12.615        $11.759(1)            $12.604       $10.620         $9.921(1)
Value at end of period                                 $13.804        $12.615               $13.786       $12.604        $10.620
Number of accumulation units outstanding at end
 of period                                             163,513          2,839                85,133        16,091         14,488

------------------------------------------------------------------

                                                         0.70% TOTAL CHARGES                        0.75% TOTAL CHARGES
                                                       -----------------------            ---------------------------------------
                                                         2000           1999                2000            1999           1998
                                                         ----           ----                ----            ----           ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                           $13.805        $10.189(2)            $13.801        $9.957(1)
Value at end of period                                 $12.214        $13.805               $12.204       $13.801
Number of accumulation units outstanding at end
 of period                                              20,534             82                27,143            49
AIM V.I. GROWTH FUND
Value at beginning of period                           $12.115        $11.387(4)            $12.111        $9.867(2)
Value at end of period                                  $9.566        $12.115                $9.558       $12.111
Number of accumulation units outstanding at end
 of period                                               4,289             54                40,078            98
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                           $11.760         $9.404(2)            $11.756        $9.275(3)
Value at end of period                                  $9.979        $11.760                $9.970       $11.756
Number of accumulation units outstanding at end
 of period                                              13,862             41               119,758         2,338
AIM V.I. VALUE FUND
Value at beginning of period                           $11.550         $9.661(2)            $11.546        $9.815(1)
Value at end of period                                  $9.790        $11.550                $9.781       $11.546
Number of accumulation units outstanding at end
 of period                                              90,764             80                44,778         1,011
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                           $11.922        $11.025(1)            $11.912       $10.694        $10.081(1)
Value at end of period                                 $11.468        $11.922               $11.453       $11.912        $10.694
Number of accumulation units outstanding at end
 of period                                              21,801          3,736                64,676         9,602          9,543
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                           $10.509        $11.230(1)            $10.501        $9.950         $9.914(1)
Value at end of period                                 $11.315        $10.509               $11.300       $10.501         $9.950
Number of accumulation units outstanding at end
 of period                                              51,473          8,104               227,967        73,216         67,227
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                           $16.588        $13.474(1)            $16.574       $12.150         $9.956(1)
Value at end of period                                 $14.664        $16.588               $14.645       $16.574        $12.150
Number of accumulation units outstanding at end
 of period                                             117,753         37,940               581,764       110,673         63,727
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                           $13.356        $10.077(1)            $13.346        $9.427         $9.912(1)
Value at end of period                                 $10.729        $13.356               $10.715       $13.346         $9.427
Number of accumulation units outstanding at end
 of period                                              12,204            396                20,801         6,009          4,502
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                           $14.137        $12.471(1)            $14.126       $11.454         $9.912(1)
Value at end of period                                 $13.109        $14.137               $13.092       $14.126        $11.454
Number of accumulation units outstanding at end
 of period                                              89,345         19,120               568,291        96,687         78,075
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                           $27.113        $15.319(1)            $27.091       $12.109         $9.887(1)
Value at end of period                                 $18.357        $27.113               $18.333       $27.091        $12.109
Number of accumulation units outstanding at end
 of period                                             212,480         49,337               769,625       181,271        117,103
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                           $14.850        $13.144(1)            $14.838       $11.794         $9.856(1)
Value at end of period                                 $14.418        $14.850               $14.399       $14.838        $11.794
Number of accumulation units outstanding at end
 of period                                              66,358          7,041               414,075        69,363         26,592
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period                           $10.523        $10.473(1)            $10.515       $10.427        $10.062(1)
Value at end of period                                 $11.104        $10.523               $11.090       $10.515        $10.427
Number of accumulation units outstanding at end
 of period                                              99,635          2,088                21,442         6,855          6,947
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                           $16.686        $13.194(1)            $16.673       $11.666         $9.810(1)
Value at end of period                                 $14.159        $16.686               $14.140       $16.673        $11.666
Number of accumulation units outstanding at end
 of period                                             276,665         26,860               466,386        73,998         41,104
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                           $16.689        $11.151(1)            $16.676       $10.217         $9.953(1)
Value at end of period                                 $13.976        $16.689               $13.958       $16.676        $10.217
Number of accumulation units outstanding at end
 of period                                             281,892         31,925             1,451,474       211,807        167,606
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period                           $15.785        $14.516(4)            $15.772       $10.027         $9.713(1)
Value at end of period                                 $16.473        $15.785               $16.452       $15.772        $10.027
Number of accumulation units outstanding at end
 of period                                              13,835             58                46,116         2,178            535
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                            $9.988(1)                           $10.139        $9.935        $10.029(3)
Value at end of period                                 $10.342                              $10.329       $10.139         $9.935
Number of accumulation units outstanding at end
 of period                                                 331                                6,680         1,052            925
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                            $8.722         $9.037(1)             $8.715        $7.696         $9.791(1)
Value at end of period                                 $10.253         $8.722               $10.240        $8.715         $7.696
Number of accumulation units outstanding at end
 of period                                               6,480          2,018                22,901        10,960         13,175
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                           $15.745        $11.997(1)            $15.732       $10.653         $9.963(1)
Value at end of period                                 $14.741        $15.745               $14.722       $15.732        $10.653
Number of accumulation units outstanding at end
 of period                                              88,158          4,667               188,558        57,584         49,316

------------------------------------------------------------------

                                                         0.70% TOTAL CHARGES                        0.75% TOTAL CHARGES
                                                       -----------------------            ---------------------------------------
                                                         2000           1999                2000            1999           1998
                                                         ----           ----                ----            ----           ----
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                           $16.459        $11.165(1)            $16.446       $10.982         $9.828(1)
Value at end of period                                 $11.640        $16.459               $11.625       $16.446        $10.982
Number of accumulation units outstanding at end
 of period                                             125,768         32,821               709,695       161,338        139,547
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                           $13.008        $11.020(1)            $12.998       $10.558         $9.917(1)
Value at end of period                                 $12.339        $13.008               $12.323       $12.998        $10.558
Number of accumulation units outstanding at end
 of period                                              60,144         22,796               205,082        52,317         46,475
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                           $15.390        $10.603(1)            $15.378        $9.781        $10.009(1)
Value at end of period                                 $12.289        $15.390               $12.273       $15.378         $9.781
Number of accumulation units outstanding at end
 of period                                              51,249         12,199               246,962        37,463         34,688
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                           $13.410        $11.790(1)            $13.399       $11.036         $9.961(1)
Value at end of period                                 $13.312        $13.410               $13.295       $13.399        $11.036
Number of accumulation units outstanding at end
 of period                                              74,711         17,647               357,441        52,086         42,865

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.70% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.70% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 1999.
                  (2)   Funds were first received in this option during September
                        1999.
                  (3)   Funds were first received in this option during October
                        1999.
                  (4)   Funds were first received in this option during December
                        1999.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.75% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.75% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 1999.
                  (2)   Funds were first received in this option during August 1999.
                  (3)   Funds were first received in this option during June 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998 (0.75% TOTAL CHARGES):
                  (1)   Funds were first received in this option during June 1998.
                  (2)   Funds were first received in this option during August 1998.
                  (3)   Funds were first received in this option during July 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE VI
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
             WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% AND 0.85%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                 0.80% TOTAL CHARGES                               0.85% TOTAL CHARGES
                                     --------------------------------------------       -----------------------------------------
                                        2000             1999             1998            2000            1999            1998
                                        ----             ----             ----            ----            ----            ----
AETNA ASCENT VP
Value at beginning of period            $11.458          $10.101          $10.604(1)      $16.002         $14.113         $13.699(1)
Value at end of period                  $11.292          $11.458          $10.101         $15.761         $16.002         $14.113
Number of accumulation units
 outstanding at end of period           204,194          169,078          255,775         120,341         150,454          70,991
AETNA BALANCED VP, INC.
Value at beginning of period            $12.801          $11.358          $10.646(1)      $17.303         $15.360         $13.327(1)
Value at end of period                  $12.628          $12.801          $11.358         $17.060         $17.303         $15.360
Number of accumulation units
 outstanding at end of period         3,302,106        3,380,638        3,962,527       1,637,556       1,479,143       1,379,122
AETNA BOND VP
Value at beginning of period            $10.487          $10.650          $10.157(1)      $11.911         $12.102         $11.381(1)
Value at end of period                  $11.406          $10.487          $10.650         $12.949         $11.911         $12.102
Number of accumulation units
 outstanding at end of period           670,970          617,714          771,660         661,112         637,752         654,765
AETNA CROSSROADS VP
Value at beginning of period            $11.275          $10.312          $10.524(1)      $14.921         $13.654         $13.063(1)
Value at end of period                  $11.232          $11.275          $10.312         $14.857         $14.921         $13.654
Number of accumulation units
 outstanding at end of period           134,664           93,911          213,970          65,823         121,322         102,916
AETNA GROWTH VP
Value at beginning of period            $17.447          $13.030          $11.326(1)      $24.137         $18.036         $13.357(1)
Value at end of period                  $15.239          $17.447          $13.030         $21.073         $24.137         $18.036
Number of accumulation units
 outstanding at end of period         1,159,343          728,964          303,987          88,456          65,690          24,240
AETNA GROWTH AND INCOME VP
Value at beginning of period            $12.939          $11.108          $10.925(1)      $19.535         $16.779         $14.694(1)
Value at end of period                  $11.429          $12.939          $11.108         $17.246         $19.535         $16.779
Number of accumulation units
 outstanding at end of period        11,724,441       13,348,490       15,809,881       4,996,223       5,572,187       5,795,667
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period            $15.521          $12.587          $11.117(1)      $23.350         $18.945         $14.692(1)
Value at end of period                  $13.950          $15.521          $12.587         $20.975         $23.350         $18.945
Number of accumulation units
 outstanding at end of period         2,757,220        2,792,639        1,974,900         625,951         611,611         459,428
AETNA INDEX PLUS MID CAP VP
Value at beginning of period            $12.551          $10.925           $9.576(2)      $12.540         $10.921          $9.028(2)
Value at end of period                  $14.930          $12.551          $10.925         $14.910         $12.540         $10.921
Number of accumulation units
 outstanding at end of period           148,981           50,227           80,312          52,574          16,931           5,681
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period             $9.718           $8.843           $9.269(2)       $9.710          $8.840          $8.464(2)
Value at end of period                  $10.588           $9.718           $8.843         $10.574          $9.710          $8.840
Number of accumulation units
 outstanding at end of period            61,435           50,270           90,819          20,025          20,739           6,564
AETNA INTERNATIONAL VP
Value at beginning of period            $14.705           $9.795          $10.043(2)      $14.693          $9.792          $9.580(2)
Value at end of period                  $11.623          $14.705           $9.795         $11.608         $14.693          $9.792
Number of accumulation units
 outstanding at end of period            51,129           43,135           45,801          21,475          12,523           8,719
AETNA LEGACY VP
Value at beginning of period            $11.073          $10.423          $10.359(1)      $13.950         $13.136         $12.497(1)
Value at end of period                  $11.514          $11.073          $10.423         $14.497         $13.950         $13.136
Number of accumulation units
 outstanding at end of period           137,811          232,707          418,989          44,708          83,670          61,043
AETNA MONEY MARKET VP
Value at beginning of period            $10.855          $10.414          $10.136(1)      $11.717         $11.246         $10.799(1)
Value at end of period                  $11.456          $10.855          $10.414         $12.360         $11.717         $11.246
Number of accumulation units
 outstanding at end of period         1,463,947        1,891,667        1,574,454         371,039         472,335         396,669

------------------------------------------------------------------

                                                 0.80% TOTAL CHARGES                               0.85% TOTAL CHARGES
                                     --------------------------------------------       -----------------------------------------
                                        2000             1999             1998            2000            1999            1998
                                        ----             ----             ----            ----            ----            ----
AETNA SMALL COMPANY VP
Value at beginning of period            $12.675           $9.764          $10.578(1)      $17.810         $13.728         $13.558(1)
Value at end of period                  $13.419          $12.675           $9.764         $18.847         $17.810         $13.728
Number of accumulation units
 outstanding at end of period         1,784,687        1,290,260        1,165,745          86,790          36,864          25,298
AETNA TECHNOLOGY VP
Value at beginning of period             $9.996(1)                                         $9.996(1)
Value at end of period                   $5.847                                            $5.845
Number of accumulation units
 outstanding at end
 of period                              433,323                                            67,524
AETNA VALUE OPPORTUNITY VP
Value at beginning of period            $13.870          $11.692          $10.972(1)      $19,138         $16.141         $13.404(1)
Value at end of period                  $15.163          $13.870          $11.692         $20.911         $19.138         $16.141
Number of accumulation units
 outstanding at end of period           468,299          356,705          350,826          35,815          19,877          15,014
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period            $13.796          $10.166(1)                       $13.791         $10.489(1)
Value at end of period                  $12.193          $13.796                          $12.183         $13.791
Number of accumulation units
 outstanding at end of period           122,506           21,991                           36,971           2,863
AIM V.I. GROWTH FUND
Value at beginning of period            $12.106          $10.306(2)                       $12.102         $10.118(1)
Value at end of period                   $9.550          $12.106                           $9.542         $12.102
Number of accumulation units
 outstanding at end of period           254,282           51,298                           49,756          14,758
AIM V.I. GROWTH AND INCOME
FUND
Value at beginning of period            $11.752           $9.280(1)                       $11.748          $9.575(1)
Value at end of period                   $9.962          $11.752                           $9.954         $11.748
Number of accumulation units
 outstanding at end of period           436,299           81,160                           79,364          19,774
AIM V.I. VALUE FUND
Value at beginning of period            $11.542           $9.762(3)                       $11.538         $10.458(2)
Value at end of period                   $9.773          $11.542                           $9.765         $11.538
Number of accumulation units
 outstanding at end of period           379,305          166,176                           33,891          10,688
CALVERT SOCIAL BALANCED
PORTFOLIO
Value at beginning of period            $12.530          $11.254          $10.492(1)      $16.697         $15.005         $13.124(1)
Value at end of period                  $12.041          $12.530          $11.254         $16.038         $16.697         $15.005
Number of accumulation units
 outstanding at end of period           147,701           73,943           91,333         203,730         200,068         132,605
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period            $11.445          $10.850          $10.873(1)      $16.047         $15.220         $13.708(1)
Value at end of period                  $12.310          $11.445          $10.850         $17.252         $16.047         $15.220
Number of accumulation units
 outstanding at end of period           710,549          833,428          846,660         286,747         303,704         306,099
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period            $18.143          $13.307          $10.887(1)      $23.927         $17.558         $12.857(1)
Value at end of period                  $16.023          $18.143          $13.307         $21.120         $23.927         $17.558
Number of accumulation units
 outstanding at end of period         2,257,499        1,602,406          981,477         596,022         520,647         399,820
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period            $14.900          $10.530          $11.184(1)      $18.661         $13.195         $12.182(1)
Value at end of period                  $11.957          $14.900          $10.530         $14.968         $18.661         $13.195
Number of accumulation units
 outstanding at end of period            42,156           53,817           47,503          25,576          20,580          13,937
FIDELITY VIP II
CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period            $15.518          $12.589          $10.937(1)      $21.988         $17.847         $13.824(1)
Value at end of period                  $14.375          $15.518          $12.589         $20.359         $21.988         $17.847
Number of accumulation units
 outstanding at end of period         1,662,214        1,895,670        2,102,805         243,716         303,914         217,720
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period            $29.195          $13.056          $10.647(1)      $31.629         $14.152         $10.427(1)
Value at end of period                  $19.747          $29.195          $13.056         $21.383         $31.629         $14.152
Number of accumulation units
 outstanding at end of period         3,760,656        2,728,718        1,605,726         758,937         608,435         320,159
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period            $16.022          $12.741          $10.741(1)      $22.513         $17.912         $13.744(1)
Value at end of period                  $15.540          $16.022          $12.741         $21.825         $22.513         $17.912
Number of accumulation units
 outstanding at end of period         1,015,207          815,864          425,125         157,519         141,750          47,668
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period            $10.727          $10.643          $10.210(1)      $13.175         $13.078         $12.306(1)
Value at end of period                  $11.308          $10.727          $10.643         $13.881         $13.175         $13.078
Number of accumulation units
 outstanding at end of period           289,585          300,761          367,677          53,425          35,683          25,566

------------------------------------------------------------------

                                                 0.80% TOTAL CHARGES                               0.85% TOTAL CHARGES
                                     --------------------------------------------       -----------------------------------------
                                        2000             1999             1998            2000            1999            1998
                                        ----             ----             ----            ----            ----            ----
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period            $18.335          $12.836          $10.918(1)      $25.471         $17.841         $13.512(1)
Value at end of period                  $15.543          $18.335          $12.836         $21.581         $25.471         $17.841
Number of accumulation units
 outstanding at end of period         1,984,176        1,206,255          434,913         569,519         538,138         446,603
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period            $19.592          $12.009          $11.798(1)      $28.723         $17.615         $14.300(1)
Value at end of period                  $16.390          $19.592          $12.009         $24.018         $28.723         $17.615
Number of accumulation units
 outstanding at end of period         5,857,226        4,837,241        4,480,348         836,805         864,936         710,851
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period            $15.800          $10.050          $10.001(3)      $15.787         $10.046          $9.275(2)
Value at end of period                  $16.473          $15.800          $10.050         $16.451         $15.787         $10.046
Number of accumulation units
 outstanding at end of period           182,219            8,820            2,686          43,641          10,762           7,592
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period            $10.125           $9.926          $10.025(2)      $10.116          $9.922          $9.935(2)
Value at end of period                  $10.309          $10.125           $9.926         $10.295         $10.116          $9.922
Number of accumulation units
 outstanding at end of period             7,602            4,198           18,786           7,153           5,761           2,776
PILGRIM NATURAL RESOURCES
TRUST
Value at beginning of period             $9.524           $8.415          $10.922(1)      $10.911          $9.645         $11.047(1)
Value at end of period                  $11.184           $9.524           $8.415         $12.806         $10.911          $9.645
Number of accumulation units
 outstanding at end of period           107,964           92,365          140,250          23,332          28,939          14,190
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period            $17.793          $12.055          $11.274(1)      $23.171         $15.706         $12.661(1)
Value at end of period                  $16.643          $17.793          $12.055         $21.662         $23.171         $15.706
Number of accumulation units
 outstanding at end of period           642,991          343,239          376,471         432,871         399,213         382,755
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period            $17.731          $11.846          $10.687(1)      $19.150         $12.800         $10.399(1)
Value at end of period                  $12.527          $17.731          $11.846         $13.523         $19.150         $12.800
Number of accumulation units
 outstanding at end of period         3,144,386        2,991,235        3,491,454         838,568         822,854         706,142
PPI MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period            $14.375          $11.682          $11.019(1)      $13.112         $10.661          $8.861(1)
Value at end of period                  $13.621          $14.375          $11.682         $12.418         $13.112         $10.661
Number of accumulation units
 outstanding at end of period           575,028          541,625          750,388         630,101         681,109         616,205
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period            $17.351          $11.041          $11.338(1)      $21.405         $13.628         $11.868(1)
Value at end of period                  $13.840          $17.351          $11.041         $17.066         $21.405         $13.628
Number of accumulation units
 outstanding at end of period           817,107          721,190          850,743         455,540         471,226         434,054
PPI T. ROWE PRICE GROWTH
EQUITY PORTFOLIO
Value at beginning of period            $14.748          $12.153          $10.967(1)      $20.493         $16.895         $13.562(1)
Value at end of period                  $14.625          $14.748          $12.153         $20.313         $20.493         $16.895
Number of accumulation units
 outstanding at end of period           909,338          869,106        1,058,534         158,447         195,928         129,123

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.80% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.80% TOTAL CHARGES):
                  (1)   Funds were first received in this option during June 1999.
                  (2)   Funds were first received in this option during July 1999.
                  (3)   Funds were first received in this option during May 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998 (0.80% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 1998.
                  (2)   Funds were first received in this option during June 1998.
                  (3)   Funds were first received in this option during July 1998.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000 (0.85% TOTAL CHARGES):
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999 (0.85% TOTAL CHARGES):
                  (1)   Funds were first received in this option during June 1999.
                  (2)   Funds were first received in this option during July 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998 (0.85% TOTAL CHARGES):
                  (1)   Funds were first received in this option during January
                        1998.
                  (2)   Funds were first received in this option during August 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE VII
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999             1998
                                                                       ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $11.279           $9.953           $9.227(1)
Value at end of period                                               $11.104          $11.279           $9.953
Number of accumulation units outstanding at end of period             22,446           19,046              212
AETNA BALANCED VP, INC.
Value at beginning of period                                         $12.561          $11.157          $10.451(2)
Value at end of period                                               $12.379          $12.561          $11.157
Number of accumulation units outstanding at end of period             21,070          $13,521            1,648
AETNA BOND VP
Value at beginning of period                                         $10.481          $10.654          $10.070(3)
Value at end of period                                               $11.388          $10.481          $10.654
Number of accumulation units outstanding at end of period              3,653            2,670              383
AETNA CROSSROADS VP
Value at beginning of period                                         $11.115          $10.489(1)
Value at end of period                                               $11.061          $11.115
Number of accumulation units outstanding at end of period              6,135            4,102
AETNA GROWTH VP
Value at beginning of period                                         $16.962          $12.681          $10.958(2)
Value at end of period                                               $14.801          $16.962          $12.681
Number of accumulation units outstanding at end of period             18,739            4,182              628
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $12.572          $10.804          $10.562(3)
Value at end of period                                               $11.094          $12.572          $10.804
Number of accumulation units outstanding at end of period            131,645          128,637            8,243
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $15.036          $12.206          $10.648(3)
Value at end of period                                               $13.500          $15.036          $12.206
Number of accumulation units outstanding at end of period             35,744           14,614            2,384
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.529          $11.099(2)
Value at end of period                                               $14.890          $12.529
Number of accumulation units outstanding at end of period              3,893               42
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.702           $8.837           $9.582(4)
Value at end of period                                               $10.559           $9.702           $8.837
Number of accumulation units outstanding at end of period              1,100              586               62
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.680          $11.286(2)
Value at end of period                                               $11.592          $14.680
Number of accumulation units outstanding at end of period              1,341               24
AETNA LEGACY VP
Value at beginning of period                                         $10.986          $10.351          $10.390(5)
Value at end of period                                               $11.412          $10.986          $10.351
Number of accumulation units outstanding at end of period              1,924              549               37
AETNA MONEY MARKET VP
Value at beginning of period                                         $10.811          $10.381          $10.297(1)
Value at end of period                                               $11.398          $10.811          $10.381
Number of accumulation units outstanding at end of period             21,482           11,232            1,235
AETNA SMALL COMPANY VP
Value at beginning of period                                         $12.336           $9.513          $10.939(2)
Value at end of period                                               $13.048          $12.336           $9.513
Number of accumulation units outstanding at end of period             13,291            6,872            2,604
AETNA TECHNOLOGY VP
Value at beginning of period                                          $9.925(1)
Value at end of period                                                $5.842
Number of accumulation units outstanding at end of period              8,843
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $13.583          $11.462          $10.515(3)
Value at end of period                                               $14.834          $13.583          $11.462
Number of accumulation units outstanding at end of period              7,999            6,154            3,526
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $14.065(2)
Value at end of period                                               $12.173
Number of accumulation units outstanding at end of period              2,279

------------------------------------------------------------------

                                                                       2000             1999             1998
                                                                       ----             ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.098          $11.422(3)
Value at end of period                                                $9.533          $12.098
Number of accumulation units outstanding at end of period             26,082              264
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $12.256(3)
Value at end of period                                                $9.945
Number of accumulation units outstanding at end of period              6,406
AIM V.I. VALUE FUND
Value at beginning of period                                         $11.534          $10.450(4)
Value at end of period                                                $9.757          $11.534
Number of accumulation units outstanding at end of period              8,902              617
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $12.414          $11.320(1)
Value at end of period                                               $11.918          $12.414
Number of accumulation units outstanding at end of period              4,895            3,589
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $11.245          $10.671           $9.265(6)
Value at end of period                                               $12.083          $11.245          $10.671
Number of accumulation units outstanding at end of period             11,254            6,809               20
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $17.677          $12.978          $10.757(2)
Value at end of period                                               $15.596          $17.677          $12.978
Number of accumulation units outstanding at end of period             42,684            9,393            1,343
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $14.905          $13.705(3)
Value at end of period                                               $11.949          $14.905
Number of accumulation units outstanding at end of period              4,436            2,474
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $15.138          $12.293          $10.737(3)
Value at end of period                                               $14.009          $15.138          $12.293
Number of accumulation units outstanding at end of period             32,744           25,519            1,038
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $28.662          $12.830          $10.787(2)
Value at end of period                                               $19.367          $28.662          $12.830
Number of accumulation units outstanding at end of period             48,046           17,145              353
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $15.690          $12.490          $10.570(2)
Value at end of period                                               $15.203          $15.690          $12.490
Number of accumulation units outstanding at end of period             30,781            5,703              479
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $10.712          $10.638          $10.232(2)
Value at end of period                                               $11.280          $10.712          $10.638
Number of accumulation units outstanding at end of period              4,152            5,764              393
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $17.786          $12.464          $10.569(7)
Value at end of period                                               $15.062          $17.786          $12.464
Number of accumulation units outstanding at end of period             20,667           11,348              128
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $19.141          $11.745          $10.606(3)
Value at end of period                                               $15.998          $19.141          $11.745
Number of accumulation units outstanding at end of period             51,009           26,947            5,140
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $17.689(1)
Value at end of period                                               $16.429
Number of accumulation units outstanding at end of period              3,722
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.244(4)
Value at end of period                                               $10.281
Number of accumulation units outstanding at end of period                183
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $17.184          $11.654          $11.183(2)
Value at end of period                                               $16.057          $17.184          $11.654
Number of accumulation units outstanding at end of period             14,267           11,687              957
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $17.139          $11.462          $10.233(7)
Value at end of period                                               $12.097          $17.139          $11.462
Number of accumulation units outstanding at end of period             29,261           20,776              236
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $13.982          $11.375          $10.954(2)
Value at end of period                                               $13.236          $13.982          $11.375
Number of accumulation units outstanding at end of period             11,609            8,901              828
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $17.314          $11.029          $10.020(1)
Value at end of period                                               $13.797          $17.314          $11.029
Number of accumulation units outstanding at end of period             19,569           15,231               10

------------------------------------------------------------------

                                                                       2000             1999             1998
                                                                       ----             ----             ----
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $14.296          $11.792          $10.840(2)
Value at end of period                                               $14.163          $14.296          $11.792
Number of accumulation units outstanding at end of period              8,707            6,405              169

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during July 2000.
                  (2)   Funds were first received in this option during May 2000.
                  (3)   Funds were first received in this option during April 2000.
                  (4)   Funds were first received in this option during March 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during August 1999.
                  (2)   Funds were first received in this option during September
                        1999.
                  (3)   Funds were first received in this option during December
                        1999.
                  (4)   Funds were first received in this option during July 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during October
                        1998.
                  (2)   Funds were first received in this option during April 1998.
                  (3)   Funds were first received in this option during March 1998.
                  (4)   Funds were first received in this option during July 1998.
                  (5)   Funds were first received in this option during May 1998.
                  (6)   Funds were first received in this option during September
                        1998.
                  (7)   Funds were first received in this option during June 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE VIII
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                  2000              1999              1998              1997              1996
                                                  ----              ----              ----              ----              ----
AETNA ASCENT VP
Value at beginning of period                      $15.944           $14.076           $13.624           $11.472           $10.000(1)
Value at end of period                            $15.688           $15.944           $14.076           $13.624           $11.472
Number of accumulation units outstanding
 at end of period                                  61,884            75,808            75,369           119,471            20,237
AETNA BALANCED VP, INC.
Value at beginning of period                      $17.240           $15.320           $13.226           $10.902           $10.000(1)
Value at end of period                            $16.981           $17.240           $15.320           $13.226           $10.902
Number of accumulation units outstanding
 at end of period                                 592,454           565,751           468,468           986,711           702,222
AETNA BOND VP
Value at beginning of period                      $11.867           $12.070           $11.268           $10.503           $10.000(1)
Value at end of period                            $12.889           $11.867           $12.070           $11.268           $10.503
Number of accumulation units outstanding
 at end of period                                 339,119           228,114           187,653           251,156           161,765
AETNA CROSSROADS VP
Value at beginning of period                      $14.867           $13.618           $12.980           $11.146           $10.000(1)
Value at end of period                            $14.788           $14.867           $13.618           $12.980           $11.146
Number of accumulation units outstanding
 at end of period                                  59,724            75,297           105,586           117,725             7,882
AETNA GROWTH VP
Value at beginning of period                      $24.071           $18.005           $13.202           $12.787(1)
Value at end of period                            $20.994           $24.071           $18.005           $13.202
Number of accumulation units outstanding
 at end of period                                  99,761            53,957            25,778             1,880
AETNA GROWTH AND INCOME VP
Value at beginning of period                      $19.464           $16.735           $14.756           $11.469           $10.000(1)
Value at end of period                            $17.166           $19.464           $16.736           $14.756           $11.469
Number of accumulation units outstanding
 at end of period                               3,034,488         2,450,338         2,224,467         3,760,076         2,876,728
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                      $23.273           $18.902           $14.500           $10.934           $10.000(2)
Value at end of period                            $20.885           $23.273           $18.902           $14.500           $10.934
Number of accumulation units outstanding
 at end of period                                 364,048           297,994           108,387            62,360             2,697
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                      $12.519           $10.913           $10.108(1)
Value at end of period                            $14.870           $12.519           $10.913
Number of accumulation units outstanding
 at end of period                                  67,543             2,500               564
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                       $9.694            $8.834            $9.366(2)
Value at end of period                            $10.545            $9.694            $8.834
Number of accumulation units outstanding
 at end of period                                  16,219            16,330             2,625
AETNA INTERNATIONAL VP
Value at beginning of period                      $14,668            $9.785           $10.103(1)
Value at end of period                            $11.576           $14.668            $9.785
Number of accumulation units outstanding
 at end of period                                  10,160             4,750             1,247
AETNA LEGACY VP
Value at beginning of period                      $13.899           $13.102           $12.369           $10.905           $10.000(1)
Value at end of period                            $14.430           $13.899           $13.102           $12.369           $10.905
Number of accumulation units outstanding
 at end of period                                  29,661            38,639            55,494            47,726                61
AETNA MONEY MARKET VP
Value at beginning of period                      $11.675           $11.217           $10.738           $10.277           $10.000(1)
Value at end of period                            $12.303           $11.675           $11.217           $10.738           $10.277
Number of accumulation units outstanding
 at end of period                                 453,479           392,226           127,186           147,123            39,811
AETNA SMALL COMPANY VP
Value at beginning of period                      $17.762           $13.704           $13.684           $13.119(2)
Value at end of period                            $18.777           $17.762           $13.704           $13.684
Number of accumulation units outstanding
 at end of period                                  75,787            54,303            44,944             2,124
AETNA TECHNOLOGY VP
Value at beginning of period                       $9.735(1)
Value at end of period                             $5.840
Number of accumulation units outstanding
 at end of period                                  55,835
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                      $19.085           $16.113           $13.290           $12.912(2)
Value at end of period                            $20.834           $19.085           $16.113           $13.290
Number of accumulation units outstanding
 at end of period                                  49,813            42,540            29,112               587
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                      $13.781           $10.487(1)
Value at end of period                            $12.162           $13.781
Number of accumulation units outstanding
 at end of period                                  47,485               613

------------------------------------------------------------------

                                                  2000              1999              1998              1997              1996
                                                  ----              ----              ----              ----              ----
AIM V.I. GROWTH FUND
Value at beginning of period                      $12.094            $9.465(2)
Value at end of period                             $9.525           $12.094
Number of accumulation units outstanding
 at end of period                                  85,385             6,722
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                      $11.740           $10.261(3)
Value at end of period                             $9.937           $11.740
Number of accumulation units outstanding
 at end of period                                  95,583            10,352
AIM V.I. VALUE FUND
Value at beginning of period                      $11.530            $9.827(1)
Value at end of period                             $9.748           $11.530
Number of accumulation units outstanding
 at end of period                                  31,332            14,638
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                      $16.636           $14.965           $12.994           $10.924           $10.000(1)
Value at end of period                            $15.964           $16.636           $14.965           $12.994           $10.924
Number of accumulation units outstanding
 at end of period                                  68,102           117,902            95,020            93,905            19,808
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                      $15.989           $15.180           $13.729           $10.819           $10.000(1)
Value at end of period                            $17.172           $15.989           $15.180           $13.729           $10.819
Number of accumulation units outstanding
 at end of period                                 306,174           188,394           147,150           125,669            27,639
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                      $23.840           $17.512           $12.674           $10.362           $10.000(1)
Value at end of period                            $21.023           $23.840           $17.512           $12.674           $10.362
Number of accumulation units outstanding
 at end of period                                 573,111           345,699           165,194           150,612            54,133
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                      $18.593           $13.160           $11.783           $10.664           $10.000(1)
Value at end of period                            $14.898           $18.593           $13.160           $11.783           $10.664
Number of accumulation units outstanding
 at end of period                                  25,964            10,723             9,217            20,273             3,820
FIDELITY VIP II CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period                      $21.908           $17.800           $13.825           $11.243           $10.000(1)
Value at end of period                            $20.265           $21.908           $17.800           $13.825           $11.243
Number of accumulation units outstanding
 at end of period                                 427,085           357,610           254,734           266,396            95,199
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                      $31.514           $14.114           $10.613            $9.510           $10.000(1)
Value at end of period                            $21.284           $31.514           $14.114           $10.613            $9.510
Number of accumulation units outstanding
 at end of period                                 910,896           638,670           375,663           416,100           125,232
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                      $22.431           $17.865           $13.431           $11.105           $10.000(1)
Value at end of period                            $21.724           $22.431           $17.865           $13.431           $11.105
Number of accumulation units outstanding
 at end of period                                 336,661           232,279            81,983            42,699             9,188
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $13.127           $13.043           $12.069           $10.902           $10.000(2)
Value at end of period                            $13.817           $13.127           $13.043           $12.069           $10.902
Number of accumulation units outstanding
 at end of period                                  58,110            69,212            36,740            29,665             1,402
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $25.378           $17.794           $13.242           $10.891           $10.000(1)
Value at end of period                            $21.481           $25.378           $17.794           $13.242           $10.891
Number of accumulation units outstanding
 at end of period                                 341,721           187,296            53,448            92,666            39,841
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                      $28.619           $17.569           $13.757           $11.370           $10.000(1)
Value at end of period                            $23.907           $28.619           $17.569           $13.757           $11.370
Number of accumulation units outstanding
 at end of period                                 858,504           643,914           427,855           555,448           151,935
JANUS TWENTY FUND
Value at beginning of period                       $8.308(2)
Value at end of period                             $7.345
Number of accumulation units outstanding
 at end of period                                      74
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $15.760           $10.039           $10.182(3)
Value at end of period                            $16.407           $15.760           $10.039
Number of accumulation units outstanding
 at end of period                                  48,074               544               144
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                      $10.099            $9.915           $10.037(3)
Value at end of period                            $10.268           $10.099            $9.915
Number of accumulation units outstanding
 at end of period                                   5,541             1,106               614
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                      $10.871            $9.619           $12.082           $11.383           $10.000(1)
Value at end of period                            $12.747           $10.871            $9.619           $12.082           $11.383
Number of accumulation units outstanding
 at end of period                                  19,716            51,656            51,077            85,577             5,295
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $23.087           $15.664           $12.478           $12.296(3)
Value at end of period                            $21.561           $23.087           $15.664           $12.478
Number of accumulation units outstanding
 at end of period                                 214,279           121,012           103,317            96,338
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $19.080           $12.767            $9.940           $10.062(3)
Value at end of period                            $13.460           $19.080           $12.767            $9.940
Number of accumulation units outstanding
 at end of period                                 526,040           684,437           626,638           795,375

------------------------------------------------------------------

                                                  2000              1999              1998              1997              1996
                                                  ----              ----              ----              ----              ----
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $13.064           $10.633            $8.727            $8.897(3)
Value at end of period                            $12.361           $13.064           $10.633            $8.727
Number of accumulation units outstanding
 at end of period                                 344,610           259,783           237,867           484,407
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $21.327           $13.592           $11.522           $11.376(3)
Value at end of period                            $16.987           $21.327           $13.592           $11.522
Number of accumulation units outstanding
 at end of period                                 237,253           248,204           234,075           351,150
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                      $20.418           $16.851           $13.332           $13.062(3)
Value at end of period                            $20.219           $20.418           $16.851           $13.332
Number of accumulation units outstanding
 at end of period                                 310,665           257,759           197,938           238,562

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
                  (2)   Funds were first received in this option during November
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during June 1999.
                  (2)   Funds were first received in this option during May 1999.
                  (3)   Funds were first received in this option during July 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during May 1998.
                  (2)   Funds were first received in this option during June 1998.
                  (3)   Funds were first received in this option during July 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during August 1997.
                  (2)   Funds were first received in this option during December
                        1997.
                  (3)   Funds were first received in this option during November
                        1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        May 1996 when the fund became available under the contract, when funds were first received in this option or when the
                        applicable daily asset charge was first utilized.
                  (2)   The initial accumulation unit value was established during
                        August 1996 when the fund became available under the
                        contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE IX
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                  2000                1999              1998              1997             1996
                                                  ----                ----              ----              ----             ----
AETNA ASCENT VP
Value at beginning of period                       $15.915            $14.057           $13.613         $11.468          $10.000(1)
Value at end of period                             $15.652            $15.915           $14.057         $13.613          $11.468
Number of accumulation units
 outstanding at end of period                      409,441            412,579           520,438          14,463               13
AETNA BALANCED VP, INC.
Value at beginning of period                       $17.208            $15.300           $13.215         $13.054(1)
Value at end of period                             $16.942            $17.208           $15.300         $13.215
Number of accumulation units
 outstanding at end of period                    2,074,748          2,306,988         2,019,116          57,737
AETNA BOND VP
Value at beginning of period                       $11.846            $12.054           $11.258         $10.500          $10.000(1)
Value at end of period                             $12.859            $11.846           $12.054         $11.258          $10.500
Number of accumulation units
 outstanding at end of period                    1,038,668          1,191,777           802,876          64,958              679
AETNA CROSSROADS VP
Value at beginning of period                       $14.840            $13.600           $12.970         $12.945(2)
Value at end of period                             $14.754            $14.840           $13.600         $12.970
Number of accumulation units
 outstanding at end of period                      135,911            122,393           168,964           2,786
AETNA GROWTH VP
Value at beginning of period                       $24.039            $17.989           $12.674(1)
Value at end of period                             $20.955            $24.039           $17.989
Number of accumulation units
 outstanding at end of period                      755,686            550,970           194,081
AETNA GROWTH AND INCOME VP
Value at beginning of period                       $19.429            $16.713           $14.744         $11.465          $10.000(1)
Value at end of period                             $17.127            $19.429           $16.713         $14.744          $11.465
Number of accumulation units
 outstanding at end of period                   10,368,984         12,501,599         9,871,041         362,675           13,125
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                       $23.235            $18.880           $14.491         $14.289(3)
Value at end of period                             $20.841            $23.235           $18.880         $14.491
Number of accumulation units
 Outstanding at end of period                    1,994,038          1,544,113           648,540              29
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                       $12.508            $10.909            $7.996(2)
Value at end of period                             $14.851            $12.508           $10.909
Number of accumulation units
 outstanding at end of period                      174,355             62,742            24,016
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                        $9.686             $8.831            $9.580(3)
Value at end of period                             $10.531             $9.686            $8.831
Number of accumulation units
 outstanding at end of period                       70,028             63,842            27,047
AETNA INTERNATIONAL VP
Value at beginning of period                       $14.656             $9.781           $10.061(4)
Value at end of period                             $11.561            $14.656            $9.781
Number of accumulation units
 outstanding at end of period                       49,309             54,742            14,898
AETNA LEGACY VP
Value at beginning of period                       $13.874            $13.084           $12.358         $12.242(4)
Value at end of period                             $14.397            $13.874           $13.084         $12.358
Number of accumulation units
 outstanding at end of period                      188,329            197,881           190,406              64
AETNA MONEY MARKET VP
Value at beginning of period                       $11.654            $11.202           $10.729         $10.274          $10.000(1)
Value at end of period                             $12.274            $11.654           $11.202         $10.729          $10.274
Number of accumulation units
 outstanding at end of period                    1,864,850          2,142,834         1,039,909          65,496            1,551
AETNA SMALL COMPANY VP
Value at beginning of period                       $17.737            $13.692           $14.234(5)
Value at end of period                             $18.742            $17.737           $13.692
Number of accumulation units
 outstanding at end of period                      569,784            405,202           404,068
AETNA TECHNOLOGY VP
Value at beginning of period                        $9.995(1)
Value at end of period                              $5.838
Number of accumulation units
 outstanding at end of period                      490,482
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                       $19.059            $16.099           $12.765(1)
Value at end of period                             $20.795            $19.059           $16.099
Number of accumulation units
 outstanding at end of period                      129,862             94,639            98,683
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                       $13.777             $9.821(1)
Value at end of period                             $12.152            $13.777
Number of accumulation units
 outstanding at end of period                      150,953             13,134

------------------------------------------------------------------

                                                  2000                1999              1998              1997             1996
                                                  ----                ----              ----              ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                       $12.090             $9.382(1)
Value at end of period                              $9.517            $12.090
Number of accumulation units
 outstanding at end of period                      147,926             32,099
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                       $11.736             $9.939(1)
Value at end of period                              $9.928            $11.736
Number of accumulation units
 outstanding at end of period                      549,569            160,745
AIM V.I. VALUE FUND
Value at beginning of period                       $11.526             $9.747(1)
Value at end of period                              $9.740            $11.526
Number of accumulation units
 outstanding at end of period                       79,423             43,172
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                       $16.606            $14.945           $12.983         $12.982(5)
Value at end of period                             $15.927            $16.606           $14.945         $12.983
Number of accumulation units
 outstanding at end of period                      171,211            178,990           108,344          25,620
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                       $15.960            $15.160           $13.718         $13.438(5)
Value at end of period                             $17.132            $15.960           $15.160         $13.718
Number of accumulation units
 outstanding at end of period                      295,866            363,066           409,327          29,808
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                       $23.797            $17.489           $12.663         $10.358          $10.000(1)
Value at end of period                             $20.974            $23.797           $17.489         $12.663          $10.358
Number of accumulation units
 outstanding at end of period                    1,259,926          1,055,742           581,798          61,043               21
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                       $18.559            $13.143           $11.774         $11.818(6)
Value at end of period                             $14.864            $18.559           $13.143         $11.774
Number of accumulation units
 outstanding at end of period                       44,396             53,000            44,183           1,294
FIDELITY VIP II CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period                       $21.868            $17.776           $13.814         $11.239          $10.000(1)
Value at end of period                             $20.218            $21.868           $17.776         $13.814          $11.239
Number of accumulation units
 outstanding at end of period                    1,562,971          1,508,807         1,138,180         139,417           20,020
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                       $31.457            $14.096           $10.604          $9.507          $10.000(1)
Value at end of period                             $21.235            $31.457           $14.096         $10.604           $9.507
Number of accumulation units
 outstanding at end of period                    2,444,196          1,788,826           997,760         106,350           17,055
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                       $22.390            $17.841           $13.420         $13.490(5)
Value at end of period                             $21.674            $22.390           $17.841         $13.420
Number of accumulation units
 outstanding at end of period                    1,132,981            695,263           184,550           5,846
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                       $13.104            $13.026           $12.059         $10.857(6)
Value at end of period                             $13.785            $13.104           $13.026         $12.059
Number of accumulation units
 outstanding at end of period                      435,195            460,612           414,151          12,527
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                       $25.332            $17.770           $13.231         $10.929(6)
Value at end of period                             $21.431            $25.332           $17.770         $13.231
Number of accumulation units
 outstanding at end of period                      714,656            535,269           220,151          17,098
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                       $28.567            $17.545           $13.746         $11.366          $10.000(1)
Value at end of period                             $23.852            $28.567           $17.545         $13.746          $11.366
Number of accumulation units
 outstanding at end of period                    3,118,616          2,675,141         2,151,202         207,630           36,305
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                       $15.747            $10.036            $9.484(6)
Value at end of period                             $16.385            $15.747           $10.036
Number of accumulation units
 outstanding at end of period                      125,077             20,246             5,395
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                       $10.091             $9.912            $9.991(4)
Value at end of period                             $10.254            $10.091            $9.912
Number of accumulation units
 outstanding at end of period                       18,473             12,847             7,329
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                       $10.851             $9.606           $12.072         $13.838(5)
Value at end of period                             $12.717            $10.851            $9.606         $12.072
Number of accumulation units
 outstanding at end of period                       79,617             87,038            75,695          12,963
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                       $23.045            $15.644           $12.467         $12.287(3)
Value at end of period                             $21.512            $23.045           $15.644         $12.467
Number of accumulation units
 outstanding at end of period                      862,760            416,660           291,492          68,968
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                       $19.045            $12.750            $9.932         $10.054(3)
Value at end of period                             $13.429            $19.045           $12.750          $9.932
Number of accumulation units
 outstanding at end of period                    2,470,780          2,526,497         2,223,125         180,890
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                       $13.040            $10.619            $8.720          $8.890(3)
Value at end of period                             $12.332            $13.040           $10.619          $8.720
Number of accumulation units
 outstanding at end of period                      886,127            854,700           741,693          55,616

------------------------------------------------------------------

                                                  2000                1999              1998              1997             1996
                                                  ----                ----              ----              ----             ----
PPI SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period                       $21.289            $13.574           $11.512         $11.367(3)
Value at end of period                             $16.948            $21.289           $13.574         $11.512
Number of accumulation units
 outstanding at end of period                      843,398            868,603           715,389          80,978
PPI T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                       $20.381            $16.829           $13.321         $13.052(3)
Value at end of period                             $20.172            $20.381           $16.829         $13.321
Number of accumulation units
 outstanding at end of period                      537,292            666,142           767,053          65,906

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during May 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during January
                        1998.
                  (2)   Funds were first received in this option during September
                        1998.
                  (3)   Funds were first received in this option during July 1998.
                  (4)   Funds were first received in this option during May 1998.
                  (5)   Funds were first received in this option during February
                        1998.
                  (6)   Funds were first received in this option during August 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during July 1997.
                  (2)   Funds were first received in this option during September
                        1997.
                  (3)   Funds were first received in this option during November
                        1997.
                  (4)   Funds were first received in this option during February
                        1997.
                  (5)   Funds were first received in this option during October
                        1997.
                  (6)   Funds were first received in this option during January
                        1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        May 1996 when the fund became available under the contract, when funds were first received in this option or when the
                        applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE X
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                  2000               1999               1998               1997
                                                                  ----               ----               ----               ----
AETNA ASCENT VP
Value at beginning of period                                    $15.886            $14.039            $13.602            $11.629(1)
Value at end of period                                          $15.616            $15.886            $14.039            $13.602
Number of accumulation units outstanding at end of
 period                                                          52,034             33,325             55,886             24,508
AETNA BALANCED VP, INC.
Value at beginning of period                                    $17.177            $15.279            $13.204            $12.677(2)
Value at end of period                                          $16.903            $17.177            $15.279            $13.204
Number of accumulation units outstanding at end of
 period                                                         143,923            103,305             61,615              4,205
AETNA BOND VP
Value at beginning of period                                    $11.824            $12.038            $11.249            $10.587(1)
Value at end of period                                          $12.829            $11.824            $12.038            $11.249
Number of accumulation units outstanding at end of
 period                                                          59,398             54,350             50,220             11,619
AETNA CROSSROADS VP
Value at beginning of period                                    $14.813            $13.582            $12.959            $11.292(1)
Value at end of period                                          $14.719            $14.813            $13.582            $12.959
Number of accumulation units outstanding at end of
 period                                                          51,578             40,690             38,257             12,847
AETNA GROWTH VP
Value at beginning of period                                    $24.006            $17.974            $13.192            $13.184(3)
Value at end of period                                          $20.916            $24.006            $17.974            $13.192
Number of accumulation units outstanding at end of
 period                                                          64,832             44,979             23,219                 31
AETNA GROWTH AND INCOME VP
Value at beginning of period                                    $19.393            $16.691            $14.732            $12.312(1)
Value at end of period                                          $17.087            $19.393            $16.691            $14.732
Number of accumulation units outstanding at end of
 period                                                         499,790            341,405            326,490             44,425
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                    $23.196            $18.859            $14.481            $14.043(2)
Value at end of period                                          $20.796            $23.196            $18.859            $14.481
Number of accumulation units Outstanding at end of
 period                                                         104,346             61,200             51,170              1,083
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                    $12.498            $10.906             $9.624(1)
Value at end of period                                          $14.831            $12.498            $10.906
Number of accumulation units outstanding at end of
 period                                                           9,532                460                168
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                     $9.677             $8.827             $9.530(1)
Value at end of period                                          $10.517             $9.677             $8.827
Number of accumulation units outstanding at end of
 period                                                           3,796              1,538                330
AETNA INTERNATIONAL VP
Value at beginning of period                                    $14.643             $9.778             $8.935(2)
Value at end of period                                          $11.545            $14.643             $9.778
Number of accumulation units outstanding at end of
 period                                                           4,130                417                182
AETNA LEGACY VP
Value at beginning of period                                    $13.848            $13.067            $12.348            $11.009(1)
Value at end of period                                          $14.363            $13.848            $13.067            $12.348
Number of accumulation units outstanding at end of
 period                                                          33,688             38,755             62,453              6,221
AETNA MONEY MARKET VP
Value at beginning of period                                    $11.632            $11.187            $10.720            $10.322(1)
Value at end of period                                          $12.246            $11.632            $11.187            $10.720
Number of accumulation units outstanding at end of
 period                                                          57,153             47,453             43,461              1,863
AETNA SMALL COMPANY VP
Value at beginning of period                                    $17.713            $13.680            $13.674            $12.485(2)
Value at end of period                                          $18.707            $17.713            $13.680            $13.674
Number of accumulation units outstanding at end of
 period                                                          10,887              6,350              5,235                125
AETNA TECHNOLOGY VP
Value at beginning of period                                     $9.202(1)
Value at end of period                                           $5.836
Number of accumulation units outstanding at end of
 period                                                          12,023
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                    $19.033            $16.085            $13.281            $12.796(3)
Value at end of period                                          $20.756            $19.033            $16.085            $13.281
Number of accumulation units outstanding at end of
 period                                                          10,459              4,556              3,648                 17
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                    $13.772             $9.877(1)
Value at end of period                                          $12.142            $13.772
Number of accumulation units outstanding at end of
 period                                                           4,566                611

------------------------------------------------------------------

                                                                  2000               1999               1998               1997
                                                                  ----               ----               ----               ----
AIM V.I. GROWTH FUND
Value at beginning of period                                    $12.085             $9.632(1)
Value at the of period                                           $9.509            $12.085
Number of accumulation units outstanding at end of
 period                                                          15,027                957
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                    $11.732             $9.842(2)
Value at end of period                                           $9.920            $11.732
Number of accumulation units outstanding at end of
 period                                                          31,267             10,546
AIM V.I. VALUE FUND
Value at beginning of period                                    $11.522            $10.384(3)
Value at end of period                                           $9.732            $11.522
Number of accumulation units outstanding at end of
 period                                                           6,440              3,085
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                    $16.576            $14.926            $12.972            $12.278(2)
Value at end of period                                          $15.890            $16.576            $14.926            $12.972
Number of accumulation units outstanding at end of
 period                                                          36,607              8,581             25,822                766
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                    $15.931            $15.140            $13.706            $11.435(1)
Value at end of period                                          $17.092            $15.931            $15.140            $13.706
Number of accumulation units outstanding at end of
 period                                                          60,783             62,832             81,062             34,010
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                    $23.754            $17.466            $12.653            $10.988(1)
Value at end of period                                          $20.926            $23.754            $17.466            $12.653
Number of accumulation units outstanding at end of
 period                                                         122,517             96,712             65,095             22,425
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                    $18.525            $13.126            $11.764            $10.798(1)
Value at end of period                                          $14.830            $18.525            $13.126            $11.764
Number of accumulation units outstanding at end of
 period                                                           7,533              7,698              9,113              3,858
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                                    $21.828            $17.753            $13.802            $12.865(2)
Value at end of period                                          $20.171            $21.828            $17.753            $13.802
Number of accumulation units outstanding at end of
 period                                                         141,388             82,955             90,950              9,650
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                    $31.400            $14.077            $10.596             $8.894(1)
Value at end of period                                          $21.186            $31.400            $14.077            $10.596
Number of accumulation units outstanding at end of
 period                                                         210,616            157,088            114,249             38,785
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                    $22.350            $17.818            $13.409            $11.587(1)
Value at end of period                                          $21.623            $22.350            $17.818            $13.409
Number of accumulation units outstanding at end of
 period                                                         105,285             78,372             37,434             14,527
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                    $13.080            $13.009            $12.049            $11.571(2)
Value at end of period                                          $13.753            $13.080            $13.009            $12.049
Number of accumulation units outstanding at end of
 period                                                          31,503             25,083             13,507                700
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                    $25.286            $17.747            $13.220            $13.078(2)
Value at end of period                                          $21.382            $25.286            $17.747            $13.220
Number of accumulation units outstanding at end of
 period                                                          85,882             49,883             45,804              7,726
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                    $28.515            $17.522            $13.735            $12.089(1)
Value at end of period                                          $23.796            $28.515            $17.522            $13.735
Number of accumulation units outstanding at end of
 period                                                         256,821            199,510            202,768             59,673
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                    $15.734            $10.032             $9.801(3)
Value at end of period                                          $16.363            $15.734            $10.032
Number of accumulation units outstanding at end of
 period                                                           8,495                494                180
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                    $10.082             $9.908             $9.582(4)
Value at end of period                                          $10.240            $10.082             $9.908
Number of accumulation units outstanding at end of
 period                                                           1,936                243                  5
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                    $10.831             $9.594            $12.062            $12.407(2)
Value at end of period                                          $12.688            $10.831             $9.594            $12.062
Number of accumulation units outstanding at end of
 period                                                           3,763              3,378              2,961                791
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                    $23.003            $15.623            $12.457            $12.277(4)
Value at end of period                                          $21.462            $23.003            $15.623            $12.457
Number of accumulation units outstanding at end of
 period                                                          39,672             10,435             25,784              1,514
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                    $19.011            $12.733             $9.923            $10.046(4)
Value at end of period                                          $13.398            $19.011            $12.733             $9.923
Number of accumulation units outstanding at end of
 period                                                         208,959            110,360            102,952             26,577
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                    $13.016            $10.605             $8.713             $8.883(4)
Value at end of period                                          $12.304            $13.016            $10.605             $8.713
Number of accumulation units outstanding at end of
 period                                                          70,123             22,552             40,974              1,465

------------------------------------------------------------------

                                                                  2000               1999               1998               1997
                                                                  ----               ----               ----               ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                    $21.250            $13.556            $11.503            $11.358(4)
Value at end of period                                          $16.908            $21.250            $13.556            $11.503
Number of accumulation units outstanding at end of
 period                                                          48,766             21,942             29,581              8,780
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                    $20.344            $16.806            $13.310            $13.042(4)
Value at end of period                                          $20.125            $20.344            $16.806            $13.310
Number of accumulation units outstanding at end of
 period                                                          84,136             61,161             51,412             18,429

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during May 1999.
                  (2)   Funds were first received in this option during June 1999.
                  (3)   Funds were first received in this option during July 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during July 1998.
                  (2)   Funds were first received in this option during August 1998.
                  (3)   Funds were first received in this option during June 1998.
                  (4)   Funds were first received in this option during October
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during February
                        1997.
                  (2)   Funds were first received in this option during July 1997.
                  (3)   Funds were first received in this option during August 1997.
                  (4)   Funds were first received in this option during November
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE XI
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $15.857          $14.020          $13.590          $13,275(1)
Value at end of period                                               $15.580          $15.857          $14.020          $13.590
Number of accumulation units outstanding at end of period             28,871           29,411            9,573               42
AETNA BALANCED VP, INC.
Value at beginning of period                                         $17.146          $15.259          $13.194          $12.915(1)
Value at end of period                                               $16.864          $17.146          $15.259          $13.194
Number of accumulation units outstanding at end of period             45,823           79,953           10,484              294
AETNA BOND VP
Value at beginning of period                                         $11.803          $12.022          $11.240          $11.219(2)
Value at end of period                                               $12.800          $11.803          $12.022          $11.240
Number of accumulation units outstanding at end of period             17,651           24,571            2,532                6
AETNA CROSSROADS VP
Value at beginning of period                                         $14.786          $13.564          $12.949          $12.904(1)
Value at end of period                                               $14.685          $14.786          $13.564          $12.949
Number of accumulation units outstanding at end of period             47,415           51,462           14,611               14
AETNA GROWTH VP
Value at beginning of period                                         $23.973          $17.958          $13.188          $13.325(1)
Value at end of period                                               $20.878          $23.973          $17.958          $13.188
Number of accumulation units outstanding at end of period              9,211           14,643            1,761               37
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $19.358          $16.669          $14.720          $14.520(1)
Value at end of period                                               $17.047          $19.358          $16.669          $14.720
Number of accumulation units outstanding at end of period            221,198          143,472           33,836              570
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $23.158          $18.837          $14.472          $14.078(1)
Value at end of period                                               $20.751          $23.158          $18.837          $14.472
Number of accumulation units Outstanding at end of period             76,997           65,999           10,488              215
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.487          $10.902           $9.772(1)
Value at end of period                                               $14.811          $12.487          $10.902
Number of accumulation units outstanding at end of period              5,612            1,327                3
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.669           $8.476(1)
Value at end of period                                               $10.503           $9.669
Number of accumulation units outstanding at end of period              1,063            1,596
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.631           $9.800(1)
Value at end of period                                               $11.530          $14.631
Number of accumulation units outstanding at end of period              1,911              767
AETNA LEGACY VP
Value at beginning of period                                         $13.823          $13.050          $12.338          $12.223(3)
Value at end of period                                               $14.330          $13.823          $13.050          $12.338
Number of accumulation units outstanding at end of period             23,916           23,031            3,369              851
AETNA MONEY MARKET VP
Value at beginning of period                                         $11.611          $11.172          $10.711          $10.663(1)
Value at end of period                                               $12.218          $11.611          $11.172          $10.711
Number of accumulation units outstanding at end of period             39,771           25,798            6,784              145
AETNA SMALL COMPANY VP
Value at beginning of period                                         $17.689          $13.668          $13.669          $13.331(1)
Value at end of period                                               $18.673          $17.689          $13.668          $13.669
Number of accumulation units outstanding at end of period              7,637            7,548            6,323              650
AETNA TECHNOLOGY VP
Value at beginning of period                                          $9.939(1)
Value at end of period                                                $5.834
Number of accumulation units outstanding at end of period             20,197
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $19.007          $16.071          $13.276          $12.952(1)
Value at end of period                                               $20.718          $19.007          $16.071          $13.276
Number of accumulation units outstanding at end of period              1,299            1,480            1,219               46
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $13.767          $10.778(2)
Value at end of period                                               $12.132          $13.767
Number of accumulation units outstanding at end of period              1,965              251

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.081          $10.484(2)
Value at the of period                                                $9.501          $12.081
Number of accumulation units outstanding at end of period              2,851               34
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.728          $10.373(2)
Value at end of period                                                $9.912          $11.728
Number of accumulation units outstanding at end of period             24,518              281
AIM V.I. VALUE FUND
Value at beginning of period                                         $11.518          $10.159(2)
Value at end of period                                                $9.724          $11.518
Number of accumulation units outstanding at end of period             14,060              500
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $16.546          $14.906          $13.068(2)
Value at end of period                                               $15.853          $16.546          $14.906
Number of accumulation units outstanding at end of period             15,619           10,085            1,048
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $15.902          $15.120          $13.695          $13.343(1)
Value at end of period                                               $17.053          $15.902          $15.120          $13.695
Number of accumulation units outstanding at end of period             31,932           39,294            4,490              589
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $23.710          $17.443          $12.643          $12.740(1)
Value at end of period                                               $20.877          $23.710          $17.443          $12.643
Number of accumulation units outstanding at end of period             67,647           59,684           13,478              416
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $18.492          $13.108          $11.754          $11.651(2)
Value at end of period                                               $14.795          $18.492          $13.108          $11.754
Number of accumulation units outstanding at end of period              8,320            9,933            1,860                5
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $21.789          $17.729          $13.791          $13.502(1)
Value at end of period                                               $20.124          $21.789          $17.729          $13.791
Number of accumulation units outstanding at end of period             56,051           45,203            5,768              110
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $31.343          $14.059          $10.587          $10.337(1)
Value at end of period                                               $21.137          $31.343          $14.059          $10.587
Number of accumulation units outstanding at end of period             93,122           64,071            3,032              269
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $22.309          $17.794          $13.398          $13.138(1)
Value at end of period                                               $21.573          $22.309          $17.794          $13.398
Number of accumulation units outstanding at end of period             43,941           28,646            4,709              256
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $13.056          $12.992          $12.039          $11.872(1)
Value at end of period                                               $13.722          $13.056          $12.992          $12.039
Number of accumulation units outstanding at end of period              5,815            7,040            2,780               12
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $25.240          $17.723          $13.209          $12.995(1)
Value at end of period                                               $21.332          $25.240          $17.723          $13.209
Number of accumulation units outstanding at end of period             37,392           25,768            2,555              498
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $28.463          $17.499          $13.724          $13.565(1)
Value at end of period                                               $23.741          $28.463          $17.499          $13.724
Number of accumulation units outstanding at end of period             90,052           65,151           14,918              971
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.721          $10.029          $10.160(4)
Value at end of period                                               $16.341          $15.721          $10.029
Number of accumulation units outstanding at end of period              2,579              966               27
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.074           $9.905           $9.720(5)
Value at end of period                                               $10.226          $10.074           $9.905
Number of accumulation units outstanding at end of period                767              783               22
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                         $10.812           $9.581           $8.980(3)
Value at end of period                                               $12.659          $10.812           $9.581
Number of accumulation units outstanding at end of period              1,087            1,354               31
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $22.961          $15.602          $14.846(6)
Value at end of period                                               $21.412          $22.961          $15.602
Number of accumulation units outstanding at end of period             12,813            3,853            1,488
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $18.976          $12.716           $9.915          $10.039(1)
Value at end of period                                               $13.367          $18.976          $12.716           $9.915
Number of accumulation units outstanding at end of period             44,716           34,563            6,017               16
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $12.993          $10.591          $10.008(7)
Value at end of period                                               $12.275          $12.993          $10.591
Number of accumulation units outstanding at end of period             27,356           20,445              121

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $21.211          $13.538          $11.633(2)
Value at end of period                                               $16.869          $21.211          $13.538
Number of accumulation units outstanding at end of period             14,556            7,463            3,300
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $20.307          $16.784          $14.258(8)
Value at end of period                                               $20.079          $20.307          $16.784
Number of accumulation units outstanding at end of period             25,973           23,320            2,769

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during February
                        1999.
                  (2)   Funds were first received in this option during July 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during December
                        1998.
                  (2)   Funds were first received in this option during January
                        1998.
                  (3)   Funds were first received in this option during August 1998.
                  (4)   Funds were first received in this option during July 1998.
                  (5)   Funds were first received in this option during September
                        1998.
                  (6)   Funds were first received in this option during April 1998.
                  (7)   Funds were first received in this option during May 1998.
                  (8)   Funds were first received in this option during February
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during November
                        1997.
                  (2)   Funds were first received in this option during December
                        1997.
                  (3)   Funds were first received in this option during January
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XII
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                               2000               1999               1998               1997               1996
                                               ----               ----               ----               ----               ----
AETNA ASCENT VP
Value at beginning of period                 $15.828            $14.002            $13.579            $11.525(1)
Value at end of period                       $15.544            $15.828            $14.002            $13.579
Number of accumulation units
 outstanding at end
 of period                                    25,072             43,436             26,911              6,392
AETNA BALANCED VP, INC.
Value at beginning of period                 $17.115            $15.239            $13.183            $11.130(1)
Value at end of period                       $16.825            $17.115            $15.239            $13.183
Number of accumulation units
 outstanding at end
 of period                                   165,556            224,431            275,681            250,060
AETNA BOND VP
Value at beginning of period                 $11.781            $12.006            $11.231            $10.476(1)
Value at end of period                       $12.770            $11.781            $12.006            $11.231
Number of accumulation units
 outstanding at end
 of period                                    58,437             88,391            106,179             89,517
AETNA CROSSROADS VP
Value at beginning of period                 $14.759            $13.546            $12.938            $11.182(1)
Value at end of period                       $14.651            $14.759            $13.546            $12.938
Number of accumulation units
 outstanding at end
 of period                                    14,300             34,308             24,882              7,129
AETNA GROWTH VP
Value at beginning of period                 $23.940            $17.943            $13.183            $13.348(2)
Value at end of period                       $20.839            $23.940            $17.943            $13.183
Number of accumulation units
 outstanding at end
 of period                                    16,705             25,113             14,989                118
AETNA GROWTH AND INCOME VP
Value at beginning of period                 $19.323            $16.647            $14.708            $11.805(1)
Value at end of period                       $17.008            $19.323            $16.647            $14.708
Number of accumulation units
 outstanding at end
 of period                                   329,934            514,328            581,226            508,938
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                 $23.120            $18.815            $14.463            $11.663(1)
Value at end of period                       $20.707            $23.120            $18.815            $14.463
Number of accumulation units
 outstanding at end
 of period                                    39,703             49,777             26,210              5,517
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                 $12.477            $10.898             $9.105(1)
Value at end of period                       $14.791            $12.477            $10.898
Number of accumulation units
 outstanding at end
 of period                                     5,064                933                 96
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                  $9.661             $8.821             $9.569(2)
Value at end of period                       $10.489             $9.661             $8.821
Number of accumulation units
 outstanding at end
 of period                                     1,569              3,035              1,234
AETNA INTERNATIONAL VP
Value at beginning of period                 $14.618             $9.771             $9.763(1)
Value at end of period                       $11.514            $14.618             $9.771
Number of accumulation units
 outstanding at end
 of period                                       734                726                167
AETNA LEGACY VP
Value at beginning of period                 $13.798            $13.033            $12.328            $10.927(1)
Value at end of period                       $14.297            $13.798            $13.033            $12.328
Number of accumulation units
 outstanding at end
 of period                                    13,274             19,762             23,052             21,027
AETNA MONEY MARKET VP
Value at beginning of period                 $11.590            $11.158            $10.702            $10.264            $10.000(1)
Value at end of period                       $12.189            $11.590            $11.158            $10.702            $10.264
Number of accumulation units
 outstanding at end
 of period                                    59,675             87,883             76,594             44,265              9,856
AETNA SMALL COMPANY VP
Value at beginning of period                 $17.665            $13.657            $13.664            $13.709(2)
Value at end of period                       $18.638            $17.665            $13.657            $13.664
Number of accumulation units
 outstanding at end
 of period                                    13,933             12,873              9,141                119

------------------------------------------------------------------

                                               2000               1999               1998               1997               1996
                                               ----               ----               ----               ----               ----
AETNA TECHNOLOGY VP
Value at beginning of period                  $9.851(1)
Value at end of period                        $5.832
Number of accumulation units
 outstanding at end of period                  3,756
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                 $18.982            $16.057            $13.271            $13.244(2)
Value at end of period                       $20.679            $18.982            $16.057            $13.271
Number of accumulation units
 outstanding at end
 of period                                     7,948              5,973              4,025                 47
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period                 $13.762             $9.693(1)
Value at end of period                       $12.121            $13.762
Number of accumulation units
 outstanding at end
 of period                                     1,957                518
AIM V.I. GROWTH FUND
Value at beginning of period                 $12.077             $9.380(1)
Value at end of period                        $9.493            $12.077
Number of accumulation units
 outstanding at end
 of period                                     4,197              1,062
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                 $11.724             $9.204(2)
Value at end of period                        $9.903            $11.724
Number of accumulation units
 outstanding at end
 of period                                     7,464                464
AIM V.I. VALUE FUND
Value at beginning of period                 $11.514             $9.747(1)
Value at end of period                        $9.715            $11.514
Number of accumulation units
 outstanding at end
 of period                                     3,149                115
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                 $16.515            $14.886            $12.951            $11.071(1)
Value at end of period                       $15.816            $16.515            $14.886            $12.951
Number of accumulation units
 outstanding at end
 of period                                    23,265             53,770             48,553             37,416
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period                 $15.873            $15.100            $13.684            $10.805            $10.000(1)
Value at end of period                       $17.013            $15.873            $15.100            $13.684            $10.805
Number of accumulation units
 outstanding at end
 of period                                    36,840             77,294             62,313             40,977              4,215
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                 $23.667            $17.420            $12.632            $10.348            $10.000(1)
Value at end of period                       $20.829            $23.667            $17.420            $12.632            $10.348
Number of accumulation units
 outstanding at end
 of period                                    80,859            107,839             70,232             43,953              4,472
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                 $18.458            $13.091            $11.745            $10.662(3)
Value at end of period                       $14.761            $18.458            $13.091            $11.745
Number of accumulation units
 outstanding at end
 of period                                     7,202             10,801              9,778              6,203
FIDELITY VIP II
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                 $21.749            $17.706            $13.780            $11.228            $10.000(1)
Value at end of period                       $20.078            $21.749            $17.706            $13.780            $11.228
Number of accumulation units
 outstanding at end
 of period                                    57,857            112,281             85,591             56,042              4,169
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                 $31.286            $14.040            $10.578             $9.498            $10.000(1)
Value at end of period                       $21.088            $31.286            $14.040            $10.578             $9.498
Number of accumulation units
 outstanding at end
 of period                                   111,951            150,087            103,123             77,340              4,932
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                 $22.269            $17.771            $13.387            $11.090            $10.000(1)
Value at end of period                       $21.523            $22.269            $17.771            $13.387            $11.090
Number of accumulation units
 outstanding at end
 of period                                    75,248             71,007             36,442             15,461                 13
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period                 $13.032            $12.975            $12.029            $10.882(1)
Value at end of period                       $13.690            $13.032            $12.975            $12.029
Number of accumulation units
 outstanding at end
 of period                                     7,770             15,890              8,869              4,140
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                 $25.194            $17.700            $13.198            $11.138(1)
Value at end of period                       $21.283            $25.194            $17.700            $13.198
Number of accumulation units
 outstanding at end
 of period                                    42,066             56,211             39,188             22,179

------------------------------------------------------------------

                                               2000               1999               1998               1997               1996
                                               ----               ----               ----               ----               ----
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                 $28.411            $17.476            $13.712            $11.355            $10.000(1)
Value at end of period                       $23.686            $28.411            $17.476            $13.712            $11.355
Number of accumulation units
 outstanding at end
 of period                                   103,449            163,390            130,326             77,286                  9
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                 $15.707            $10.025             $9.974(2)
Value at end of period                       $16.319            $15.707            $10.025
Number of accumulation units
 outstanding at end
 of period                                     6,903                775                295
OPPENHEIMER STRATEGIC BOND
FUND/VA
Value at beginning of period                 $10.065             $9.902            $10.052(2)
Value at end of period                       $10.213            $10.065             $9.902
Number of accumulation units
 outstanding at end
 of period                                       312              1,186                689
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                 $10.792             $9.568            $12.042            $11.865(1)
Value at end of period                       $12.629            $10.792             $9.568            $12.042
Number of accumulation units
 outstanding at end
 of period                                     5,137              8,711             12,059             12,454
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                 $22.919            $15.582            $12.437            $12.258(3)
Value at end of period                       $21.363            $22.919            $15.582            $12.437
Number of accumulation units
 outstanding at end
 of period                                    51,927             77,458             75,920             79,382
PPI MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period                 $18.942            $12.699             $9.907            $10.031(3)
Value at end of period                       $13.336            $18.942            $12.699             $9.907
Number of accumulation units
 outstanding at end
 of period                                    98,119            200,163            196,772            165,668
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                 $12.969            $10.577             $8.698             $8.869(3)
Value at end of period                       $12.247            $12.969            $10.577             $8.698
Number of accumulation units
 outstanding at end
 of period                                    81,794            129,349            135,559            122,863
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                 $21.173            $13.520            $11.484            $11.341(3)
Value at end of period                       $16.830            $21.173            $13.520            $11.484
Number of accumulation units
 outstanding at end
 of period                                    44,357             80,398             88,163             77,528
PPI T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                 $20.270            $16.762            $13.288            $13.021(3)
Value at end of period                       $20.032            $20.270            $16.762            $13.288
Number of accumulation units
 outstanding at end
 of period                                    34,241             62,597             60,127             42,110

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during May 1999.
                  (2)   Funds were first received in this option during August 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during August 1998.
                  (2)   Funds were first received in this option during July 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during January
                        1997.
                  (2)   Funds were first received in this option during September
                        1997.
                  (3)   Funds were first received in this option during November
                        1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        May 1996 when the fund became available under the contract, when funds were first received in this option or when the
                        applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XIII
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $15.799          $13.983          $13.587(1)
Value at end of period                                               $15.508          $15.799          $13.983
Number of accumulation units outstanding at end of period             39,098           47,132           90,247
AETNA BALANCED VP, INC.
Value at beginning of period                                         $17.083          $15.219          $13.676(2)
Value at end of period                                               $16.786          $17.083          $15.219
Number of accumulation units outstanding at end of period             48,482           33,948           33,673
AETNA BOND VP
Value at beginning of period                                         $11.760          $11.990          $11.283(2)
Value at end of period                                               $12.740          $11.760          $11.990
Number of accumulation units outstanding at end of period             28,921           26,798           23,608
AETNA CROSSROADS VP
Value at beginning of period                                         $14.732          $13.528          $12.915(1)
Value at end of period                                               $14.617          $14.732          $13.528
Number of accumulation units outstanding at end of period            371,913          436,389          499,874
AETNA GROWTH VP
Value at beginning of period                                         $23.908          $17.927          $14.173(2)
Value at end of period                                               $20.800          $23.908          $17.927
Number of accumulation units outstanding at end of period             11,753            7,995            7,333
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $19.288          $16.625          $14.696          $13.746(1)
Value at end of period                                               $16.969          $19.288          $16.625          $14.696
Number of accumulation units outstanding at end of period            197,617          192,381          224,761               25
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $23.082          $18.794          $14.453          $13.642(1)
Value at end of period                                               $20.663          $23.082          $18.794          $14.453
Number of accumulation units outstanding at end of period             35,906           32,936           28,911               24
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.466          $10.894           $9.662(3)
Value at end of period                                               $14.771          $12.466          $10.894
Number of accumulation units outstanding at end of period              2,937            1,115              452
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.653           $8.818           $9.244(3)
Value at end of period                                               $10.475           $9.653           $8.818
Number of accumulation units outstanding at end of period              2,253            1,733              989
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.606           $9.768           $9.973(3)
Value at end of period                                               $11.499          $14.606           $9.768
Number of accumulation units outstanding at end of period              1,244              354              123
AETNA LEGACY VP
Value at beginning of period                                         $13.773          $13.015          $12.606(2)
Value at end of period                                               $14.264          $13.773          $13.015
Number of accumulation units outstanding at end of period             17,253           27,715           61,973
AETNA MONEY MARKET VP
Value at beginning of period                                         $11.569          $11.143          $10.761(2)
Value at end of period                                               $12.161          $11.569          $11.143
Number of accumulation units outstanding at end of period             45,352           40,450           15,147
AETNA SMALL COMPANY VP
Value at beginning of period                                         $17.641          $13.645          $14.380(2)
Value at end of period                                               $18.603          $17.641          $13.645
Number of accumulation units outstanding at end of period             13,068           18,254           24,930
AETNA TECHNOLOGY VP
Value at beginning of period                                         $10.021(1)
Value at end of period                                                $5.830
Number of accumulation units outstanding at end of period              7,852
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $18.956          $16.044          $14.033(2)
Value at end of period                                               $20.641          $18.956          $16.044
Number of accumulation units outstanding at end of period              7,678           12,127           12,115
AIM V.I. CAPITAL APPRECIATION FUND
Value a beginning of period                                          $13.758          $10.195(1)
Value at end of period                                               $12.111          $13.758
Number of accumulation units outstanding at end of period              1,368              218

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AIM V.I. GROWTH FUND
Value a beginning of period                                          $12.073           $9.493(2)
Value at end of period                                                $9.485          $12.073
Number of accumulation units outstanding at end of period              6,982              167
AIM V.I. GROWTH AND INCOME FUND
Value a beginning of period                                          $11.720           $9.601(3)
Value at end of period                                                $9.895          $11.720
Number of accumulation units outstanding at end of period             15,556              179
AIM V.I. VALUE FUND
Value a beginning of period                                          $11.510           $9.848(1)
Value at end of period                                                $9.707          $11.510
Number of accumulation units outstanding at end of period              2,497              156
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $16.485          $14.867          $13.354(2)
Value at end of period                                               $15.780          $16.485          $14.867
Number of accumulation units outstanding at end of period              8,799            6,433            2,926
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $15.844          $15.080          $14.168(2)
Value at end of period                                               $16.974          $15.844          $15.080
Number of accumulation units outstanding at end of period             30,503           21,440           13,584
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $23.624          $17.397          $13.438(2)
Value at end of period                                               $20.781          $23.624          $17.397
Number of accumulation units outstanding at end of period             71,710           55,527           58,305
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $18.424          $13.074           $12.43(2)
Value at end of period                                               $14.727          $18.424          $13.074
Number of accumulation units outstanding at end of period              3,777            2,471            5,797
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $21.710          $17.683          $13.768          $12.889(2)
Value at end of period                                               $20.031          $21.710          $17.683          $13.768
Number of accumulation units outstanding at end of period             35,454           29,986           29,528               27
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $31.229          $14.022          $10.956(2)
Value at end of period                                               $21.039          $31.229          $14.022
Number of accumulation units outstanding at end of period             85,842           67,583           43,050
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $22.228          $17.747          $14.246(2)
Value at end of period                                               $21.474          $22.228          $17.747
Number of accumulation units outstanding at end of period             32,903           22,044           21,105
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $13.008          $12.958          $12.212(2)
Value at end of period                                               $13.658          $13.008          $12.958
Number of accumulation units outstanding at end of period              9,742            6,648           13,990
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $25.148          $17.677          $14.218(2)
Value at end of period                                               $21.234          $25.148          $17.677
Number of accumulation units outstanding at end of period             46,995           32,113           19,754
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $28.360          $17.453          $13.701          $13.856(2)
Value at end of period                                               $23.632          $28.360          $17.453          $13.701
Number of accumulation units outstanding at end of period             64,986           50,750           46,824               27
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.694           $9.897(4)
Value at end of period                                               $16.297          $15.694
Number of accumulation units outstanding at end of period              3,943              132
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.057           $9.898           $9.905(4)
Value at end of period                                               $10.199          $10.057           $9.898
Number of accumulation units outstanding at end of period                334               89               57
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                         $10.772           $9.556          $11.980(3)
Value at end of period                                               $12.600          $10.772           $9.556
Number of accumulation units outstanding at end of period              2,780            2,437            2,826
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $22.878          $15.561          $13.387(2)
Value at end of period                                               $21.313          $22.878          $15.561
Number of accumulation units outstanding at end of period             21,154           19,495           19,782
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $18.907          $12.683          $11.093(2)
Value at end of period                                               $13.305          $18.907          $12.683
Number of accumulation units outstanding at end of period             76,968           69,822           88,261
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $12.945          $10.563           $9.310(2)
Value at end of period                                               $12.218          $12.945          $10.563
Number of accumulation units outstanding at end of period             34,058           33,672           49,879

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $21.134          $13.502          $12.274(2)
Value at end of period                                               $16.791          $21.134          $13.502
Number of accumulation units outstanding at end of period             19,314           15,623           13,604
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $20.233          $16.740          $14.232(2)
Value at end of period                                               $19.986          $20.233          $16.740
Number of accumulation units outstanding at end of period             21,355           24,522           45,971

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during September
                        1999.
                  (2)   Funds were first received in this option during August 1999.
                  (3)   Funds were first received in this option during June 1999.
                  (4)   Funds were first received in this option during February
                        1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during January
                        1998.
                  (2)   Funds were first received in this option during February
                        1998.
                  (3)   Funds were first received in this option during June 1998.
                  (4)   Funds were first received in this option during December
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during July 1997.
                  (2)   Funds were first received in this option during June 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XIV
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000
                                                                       ----
AETNA ASCENT VP
Value at beginning of period                                         $16.103(1)
Value at end of period                                               $15.400
Number of accumulation units outstanding at end of period                 13
AETNA BALANCED VP, INC.
Value at beginning of period                                         $16.663(1)
Value at end of period                                               $16.670
Number of accumulation units outstanding at end of period                 74
AETNA BOND VP
Value at beginning of period                                         $11.769(1)
Value at end of period                                               $12.652
Number of accumulation units outstanding at end of period                 58
AETNA CROSSROADS VP
Value at beginning of period                                         $14.793(1)
Value at end of period                                               $14.516
Number of accumulation units outstanding at end of period                  4
AETNA GROWTH VP
Value at beginning of period                                         $23.242(1)
Value at end of period                                               $20.684
Number of accumulation units outstanding at end of period                194
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $18.079(1)
Value at end of period                                               $16.851
Number of accumulation units outstanding at end of period                 66
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $21.210(1)
Value at end of period                                               $20.530
Number of accumulation units outstanding at end of period                167
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.420(1)
Value at end of period                                               $14.712
Number of accumulation units outstanding at end of period                101
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.777(1)
Value at end of period                                               $10.433
Number of accumulation units outstanding at end of period                 15
AETNA INTERNATIONAL VP
Value at beginning of period                                         $15.783(1)
Value at end of period                                               $11.453
Number of accumulation units outstanding at end of period                  7
AETNA MONEY MARKET VP
Value at beginning of period                                         $11.577(1)
Value at end of period                                               $12.077
Number of accumulation units outstanding at end of period                 47
AETNA SMALL COMPANY VP
Value at beginning of period                                         $22.460(1)
Value at end of period                                               $18.499
Number of accumulation units outstanding at end of period                132
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $17.510(1)
Value at end of period                                               $20.526
Number of accumulation units outstanding at end of period                 28
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $14.449(1)
Value at end of period                                               $12.081
Number of accumulation units outstanding at end of period                 91
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.477(1)
Value at end of period                                                $9.461
Number of accumulation units outstanding at end of period                 67
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.204(1)
Value at end of period                                                $9.870
Number of accumulation units outstanding at end of period                 32

------------------------------------------------------------------

                                                                       2000
                                                                       ----
AIM V.I. VALUE FUND
Value at beginning of period                                         $11.307(1)
Value at end of period                                                $9.683
Number of accumulation units outstanding at end of period                165
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $15.730(1)
Value at end of period                                               $15.670
Number of accumulation units outstanding at end of period                170
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $13.910(1)
Value at end of period                                               $16.856
Number of accumulation units outstanding at end of period                 79
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $23.491(1)
Value at end of period                                               $20.637
Number of accumulation units outstanding at end of period                569
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $17.843(1)
Value at end of period                                               $14.625
Number of accumulation units outstanding at end of period                 14
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $20.986(1)
Value at end of period                                               $19.892
Number of accumulation units outstanding at end of period                110
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $30.334(2)
Value at end of period                                               $20.893
Number of accumulation units outstanding at end of period              1,476
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $21.906(1)
Value at end of period                                               $21.325
Number of accumulation units outstanding at end of period                374
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $13.025(1)
Value at end of period                                               $13.563
Number of accumulation units outstanding at end of period                 90
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $24.785(1)
Value at end of period                                               $21.086
Number of accumulation units outstanding at end of period                385
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $27.255(2)
Value at end of period                                               $23.468
Number of accumulation units outstanding at end of period                503
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.714(2)
Value at end of period                                               $16.231
Number of accumulation units outstanding at end of period                106
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $24.002(1)
Value at end of period                                               $21.165
Number of accumulation units outstanding at end of period                 32
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $17.600(2)
Value at end of period                                               $13.213
Number of accumulation units outstanding at end of period                199
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $12.502(1)
Value at end of period                                               $12.133
Number of accumulation units outstanding at end of period                 49
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $19.539(1)
Value at end of period                                               $19.847
Number of accumulation units outstanding at end of period                 88

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during February
                        2000.
                  (2)   Funds were first received in this option during January
                        2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE XV
           FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS
         ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $15.770          $13.965          $13.557          $12.564(1)
Value at end of period                                               $15.472          $15.770          $13.965          $13.557
Number of accumulation units outstanding at end of period              4,619            1,617            1,249              253
AETNA BALANCED VP, INC.
Value at beginning of period                                         $17.052          $15.199          $13.161          $11.921(1)
Value at end of period                                               $16.747          $17.052          $15.199          $13.161
Number of accumulation units outstanding at end of period              6,532            2,089            1,535              133
AETNA BOND VP
Value at beginning of period                                         $11.738          $11.975          $11.217(1)
Value at end of period                                               $12.711          $11.738          $11.975
Number of accumulation units outstanding at end of period              9,827              521            1,197
AETNA CROSSROADS VP
Value at beginning of period                                         $14.705          $13.510          $12.917          $12.024(1)
Value at end of period                                               $14.584          $14.705          $13.510          $12.917
Number of accumulation units outstanding at end of period             11,050            9,107            8,075               93
AETNA GROWTH VP
Value at beginning of period                                         $23.875          $17.912          $12.876(1)
Value at end of period                                               $20.761          $23.875          $17.912
Number of accumulation units outstanding at end of period             10,084            7,486            5,419
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $19.253          $16.603          $14.684          $12.851(2)
Value at end of period                                               $16.929          $19.253          $16.603          $14.684
Number of accumulation units outstanding at end of period             53,513           35,468           35,133            1,646
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $23.044          $18.772          $14.444          $14.070(3)
Value at end of period                                               $20.618          $23.044          $18.772          $14.444
Number of accumulation units outstanding at end of period             23,353            6,043              594               10
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.455          $10.154(1)
Value at end of period                                               $14.751          $12.455
Number of accumulation units outstanding at end of period              2,019            1,234
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $8.614(1)
Value at end of period                                               $10.461
Number of accumulation units outstanding at end of period                693
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.594          $10.086(1)
Value at end of period                                               $11.484          $14.594
Number of accumulation units outstanding at end of period              1,174              126
AETNA LEGACY VP
Value at beginning of period                                         $13.748          $12.998          $12.308          $12.362(4)
Value at end of period                                               $14.231          $13.748          $12.998          $12.308
Number of accumulation units outstanding at end of period              7,350            5,897            5,866                2
AETNA MONEY MARKET VP
Value at beginning of period                                         $11.548          $11.128          $10.746(2)
Value at end of period                                               $12.133          $11.548          $11.128
Number of accumulation units outstanding at end of period             24,433           11,404            6,649
AETNA SMALL COMPANY VP
Value at beginning of period                                         $17.617          $13.633          $13.203(1)
Value at end of period                                               $18.568          $17.617          $13.633
Number of accumulation units outstanding at end of period              9,885            8,928            7,548
AETNA TECHNOLOGY VP
Value at beginning of period                                          $9.934(2)
Value at end of period                                                $5.828
Number of accumulation units outstanding at end of period              2,632
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $18.930          $16.030          $12.844(1)
Value at end of period                                               $20.602          $18.930          $16.030
Number of accumulation units outstanding at end of period              1,988            2,022            1,234
AIM V.I. CAPITAL APPRECIATION FUND
Value a beginning of period                                          $13.753          $12.638(2)
Value at end of period                                               $12.101          $13.753
Number of accumulation units outstanding at end of period              4,931               17

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AIM V.I. GROWTH FUND
Value a beginning of period                                          $12.069           $9.783(3)
Value at end of period                                                $9.477          $12.069
Number of accumulation units outstanding at end of period              7,192               23
AIM V.I. GROWTH AND INCOME FUND
Value a beginning of period                                          $11.716           $9.470(3)
Value at end of period                                                $9.887          $11.716
Number of accumulation units outstanding at end of period              7,623               22
AIM V.I. VALUE FUND
Value a beginning of period                                          $10.796(3)
Value at end of period                                                $9.699
Number of accumulation units outstanding at end of period             16,464
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $16.455          $14.847          $12.930          $12.790(5)
Value at end of period                                               $15.743          $16.455          $14.847          $12.930
Number of accumulation units outstanding at end of period                999              270               51                6
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $15.815          $15.061          $13.661          $13.299(5)
Value at end of period                                               $16.935          $15.815          $15.061          $13.661
Number of accumulation units outstanding at end of period             15,146           11,533            8,741                6
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $23.581          $17.374          $12.612          $11.704(1)
Value at end of period                                               $20.733          $23.581          $17.374          $12.612
Number of accumulation units outstanding at end of period             33,790           23,472            9,906              214
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $18.391          $13.056          $11.726          $12.512(3)
Value at end of period                                               $14.693          $18.391          $13.056          $11.726
Number of accumulation units outstanding at end of period              8,005            6,718              688               22
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $21.670          $17.659          $13.757          $11.902(2)
Value at end of period                                               $19.985          $21.670          $17.659          $13.757
Number of accumulation units outstanding at end of period             18,640           13,062           11,737              390
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $31.172          $14.003          $10.561           $9.646(1)
Value at end of period                                               $20.990          $31.172          $14.003          $10.561
Number of accumulation units outstanding at end of period             41,375           17,486            4,812              262
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $22.188          $17.724          $13.370(1)
Value at end of period                                               $21.424          $22.188          $17.724
Number of accumulation units outstanding at end of period             18,356            7,932              798
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $12.985          $12.940          $12.112(1)
Value at end of period                                               $13.626          $12.985          $12.940
Number of accumulation units outstanding at end of period              6,997            1,754              126
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $25.103          $17.653          $13.177          $13.270(3)
Value at end of period                                               $21.184          $25.103          $17.653          $13.177
Number of accumulation units outstanding at end of period             25,076            9,890            5,365               32
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $28.308          $17.430          $13.690          $13.125(1)
Value at end of period                                               $23.577          $28.308          $17.430          $13.690
Number of accumulation units outstanding at end of period             32,758           19,060           10,441              273
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.681          $11.614(4)
Value at end of period                                               $16.275          $15.681
Number of accumulation units outstanding at end of period              3,912                8
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.048           $9.869(5)
Value at end of period                                               $10.185          $10.048
Number of accumulation units outstanding at end of period              2,119                9
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                         $10.753           $9.543          $12.022          $11.717(1)
Value at end of period                                               $11.832          $10.753           $9.543          $12.022
Number of accumulation units outstanding at end of period                  0               71               53               35
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $22.836          $15.541          $12.394(1)
Value at end of period                                               $21.264          $22.836          $15.541
Number of accumulation units outstanding at end of period              6,816            3,709            1,060
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $18.873          $12.666           $9.891          $10.015(5)
Value at end of period                                               $13.274          $18.873          $12.666           $9.891
Number of accumulation units outstanding at end of period             32,839           26,072           21,617               99
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $12.922          $10.549           $8.597(1)
Value at end of period                                               $12.190          $12.922          $10.549
Number of accumulation units outstanding at end of period              4,913            3,583            3,244

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $21.096          $13.485          $11.465          $11.323(5)
Value at end of period                                               $16.752          $21.096          $13.485          $11.465
Number of accumulation units outstanding at end of period              6,896            3,170            2,493              189
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $20.196          $16.718          $13.156(1)
Value at end of period                                               $19.939          $20.196          $16.718
Number of accumulation units outstanding at end of period              2,906            1,434            1,239

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during April 2000.
                  (2)   Funds were first received in this option during June 2000.
                  (3)   Funds were first received in this option during January
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during March 1999.
                  (2)   Funds were first received in this option during December
                        1999.
                  (3)   Funds were first received in this option during October
                        1999.
                  (4)   Funds were first received in this option during August 1999.
                  (5)   Funds were first received in this option during January
                        1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during January
                        1998.
                  (2)   Funds were first received in this option during February
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during June 1997.
                  (2)   Funds were first received in this option during May 1997.
                  (3)   Funds were first received in this option during September
                        1997.
                  (4)   Funds were first received in this option during October
                        1997.
                  (5)   Funds were first received in this option during November
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XVI
  FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $15.742          $13.946          $13.546          $11.759(1)
Value at end of period                                               $15.436          $15.742          $13.946          $13.546
Number of accumulation units outstanding at end of period             12,799            2,120            1,424              855
AETNA BALANCED VP, INC.
Value at beginning of period                                         $17.021          $15.179          $13.150          $11.717(2)
Value at end of period                                               $16.708          $17.021          $15.179          $13.150
Number of accumulation units outstanding at end of period              4,388              113                8              459
AETNA BOND VP
Value at beginning of period                                         $11.717          $11.959          $11.203          $10.974(1)
Value at end of period                                               $12.681          $11.717          $11.959          $11.203
Number of accumulation units outstanding at end of period              7,648           36,650           59,443              279
AETNA CROSSROADS VP
Value at beginning of period                                         $14.679          $13.492          $12.906          $11.380(1)
Value at end of period                                               $14.550          $14.679          $13.492          $12.906
Number of accumulation units outstanding at end of period             14,624              870              521              641
AETNA GROWTH VP
Value at beginning of period                                         $23.843          $18.880(1)
Value at end of period                                               $20.723          $23.843
Number of accumulation units outstanding at end of period              6,817              381
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $19.218          $16.581          $14.672          $12.519(1)
Value at end of period                                               $16.890          $19.218          $16.581          $14.672
Number of accumulation units outstanding at end of period             12,706            4,575            2,880            3,082
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $23.006          $18.751          $14.435          $11.470(3)
Value at end of period                                               $20.574          $23.006          $18.751          $14.435
Number of accumulation units outstanding at end of period             18,316           14,317           12,423            8,665
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.445          $10.887           $9.805(1)
Value at end of period                                               $14.731          $12.445          $10.887
Number of accumulation units outstanding at end of period              1,744              385               41
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.637           $8.812           $8.198(1)
Value at end of period                                               $10.447           $9.637           $8.812
Number of accumulation units outstanding at end of period                 22              468               49
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.582          $10.019(1)
Value at end of period                                               $11.468          $14.582
Number of accumulation units outstanding at end of period                174              149
AETNA LEGACY VP
Value at beginning of period                                         $13.723          $12.981          $12.298          $11.401(2)
Value at end of period                                               $14.198          $13.723          $12.981          $12.298
Number of accumulation units outstanding at end of period              6,774            1,546           30,755               74
AETNA MONEY MARKET VP
Value at beginning of period                                         $11.527          $11.114          $10.676          $10.358(3)
Value at end of period                                               $12.105          $11.527          $11.114          $10.676
Number of accumulation units outstanding at end of period             11,514            5,569           13,000            8,302
AETNA SMALL COMPANY VP
Value at beginning of period                                         $21.056(1)
Value at end of period                                               $18.534
Number of accumulation units outstanding at end of period             14,212
AETNA TECHNOLOGY VP
Value at beginning of period                                         $10.134(2)
Value at end of period                                                $5.826
Number of accumulation units outstanding at end of period                857
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $18.904          $16.016          $15.827(2)
Value at end of period                                               $20.564          $18.904          $16.016
Number of accumulation units outstanding at end of period              8,401              192               88
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $13.748           $9.857(2)
Value at end of period                                               $12.091          $13.748
Number of accumulation units outstanding at end of period                640               54

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.064           $9.916(3)
Value at end of period                                                $9.469          $12.064
Number of accumulation units outstanding at end of period                961              105
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.712          $10.636(4)
Value at end of period                                                $9.878          $11.712
Number of accumulation units outstanding at end of period              4,846              893
AIM V.I. VALUE FUND
Value at beginning of period                                         $11.502          $10.847(4)
Value at end of period                                                $9.691          $11.494
Number of accumulation units outstanding at end of period              1,329               10
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $16.426          $14.827          $12.919          $11.742(2)
Value at end of period                                               $15.707          $16.426          $14.827          $12.919
Number of accumulation units outstanding at end of period              1,433               44               13               44
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $15.786          $15.041          $13.650          $10.942(3)
Value at end of period                                               $16.896          $15.786          $15.041          $13.650
Number of accumulation units outstanding at end of period              6,031            4,118            3,612            7,817
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $23.538          $17.351          $12.601          $10.724(1)
Value at end of period                                               $20.684          $23.538          $17.351          $12.601
Number of accumulation units outstanding at end of period             23,713            7,251            2,636            2,031
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $18.357          $13.039          $11.716          $11.785(1)
Value at end of period                                               $14.659          $18.357          $13.039          $11.716
Number of accumulation units outstanding at end of period              2,481              469              408              348
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $21.631          $17.636          $13.746          $11.031(3)
Value at end of period                                               $19.938          $21.631          $17.636          $13.746
Number of accumulation units outstanding at end of period             10,383           12,867           10,681            7,728
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $31.116          $13.985          $10.552           $8.944(1)
Value at end of period                                               $20.942          $31.116          $13.985          $10.552
Number of accumulation units outstanding at end of period             25,985            9,014            3,586            2,527
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $22.147          $17.701          $13.354          $12.113(2)
Value at end of period                                               $21.374          $22.147          $17.701          $13.354
Number of accumulation units outstanding at end of period             11,435            2,769              668              369
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $12.961          $12.923          $12.225(3)
Value at end of period                                               $13.595          $12.961          $12.923
Number of accumulation units outstanding at end of period              1,972            4,549            8,960
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $25.057          $17.630          $13.166          $10.962(3)
Value at end of period                                               $21.135          $25.057          $17.630          $13.166
Number of accumulation units outstanding at end of period             11,631            4,722              911              637
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $28.257          $17.407          $13.679          $11.961(3)
Value at end of period                                               $23.522          $28.257          $17.407          $13.679
Number of accumulation units outstanding at end of period             22,895           14,291            6,473            2,018
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.668          $10.015           $9.965(2)
Value at end of period                                               $16.253          $15.668          $10.015
Number of accumulation units outstanding at end of period                526               31              139
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.252(2)
Value at end of period                                               $10.172
Number of accumulation units outstanding at end of period                171
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                                                           $12.012          $10.678(3)
Value at end of period                                                                                  $9.340          $12.012
Number of accumulation units outstanding at end of period                                                    0                5
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $22.794          $15.520          $12.406          $12.230(4)
Value at end of period                                               $21.214          $22.794          $15.520          $12.406
Number of accumulation units outstanding at end of period              2,742            4,032            1,074              237
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $18.838          $12.649           $9.883          $10.007(4)
Value at end of period                                               $13.244          $18.838          $12.649           $9.883
Number of accumulation units outstanding at end of period             11,429            7,480            5,462            3,595
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $12.898          $10.535           $8.677           $8.848(4)
Value at end of period                                               $12.162          $12.898          $10.535           $8.677
Number of accumulation units outstanding at end of period              2,272            6,221            5,146            1,788

------------------------------------------------------------------

                                                                       2000             1999             1998             1997
                                                                       ----             ----             ----             ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $21.057          $13.467          $11.456          $11.314(4)
Value at end of period                                               $16.714          $21.057          $13.467          $11.456
Number of accumulation units outstanding at end of period              1,108              462              313              200
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $20.160          $16.696          $13.256          $12.991(4)
Value at end of period                                               $19.893          $20.160          $16.696          $13.256
Number of accumulation units outstanding at end of period              5,083            3,215            2,748            1,649

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during April 2000.
                  (2)   Funds were first received in this option during July 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during February
                        1999.
                  (2)   Funds were first received in this option during October
                        1999.
                  (3)   Funds were first received in this option during September
                        1999.
                  (4)   Funds were first received in this option during November
                        1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during November
                        1998.
                  (2)   Funds were first received in this option during December
                        1998.
                  (3)   Funds were first received in this option during March 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during May 1997.
                  (2)   Funds were first received in this option during June 1997.
                  (3)   Funds were first received in this option during April 1997.
                  (4)   Funds were first received in this option during November
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XVII
  FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE THREE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999             1998
                                                                       ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $15.685          $13.910          $14.731(1)
Value at end of period                                               $15.365          $15.685          $13.910
Number of accumulation units outstanding at end of period              3,008              457              136
AETNA BALANCED VP, INC.
Value at beginning of period                                         $16.960          $15.139          $14.278(1)
Value at end of period                                               $16.631          $16.960          $15.139
Number of accumulation units outstanding at end of period              3,655            1,122              533
AETNA BOND VP
Value at beginning of period                                         $11.674          $11.927          $11.423(1)
Value at end of period                                               $12.623          $11.674          $11.927
Number of accumulation units outstanding at end of period              3,130              324              189
AETNA CROSSROADS VP
Value at beginning of period                                         $14.625          $13.457          $13.846(1)
Value at end of period                                               $14.483          $14.625          $13.457
Number of accumulation units outstanding at end of period              4,151            1,479              501
AETNA GROWTH VP
Value at beginning of period                                         $23.778          $17.865          $15.724(1)
Value at end of period                                               $20.646          $23.778          $17.865
Number of accumulation units outstanding at end of period              2,989              746              211
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $19.148          $16.537          $16.562(2)
Value at end of period                                               $16.812          $19.148          $16.537
Number of accumulation units outstanding at end of period             23,600            2,977              934
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $22.930          $18.708          $16.556(1)
Value at end of period                                               $20.486          $22.930          $18.708
Number of accumulation units outstanding at end of period              9,814            1,399              173
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.564(1)
Value at end of period                                               $14.692
Number of accumulation units outstanding at end of period              1,017
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.746(1)
Value at end of period                                               $10.419
Number of accumulation units outstanding at end of period              2,255
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.557          $10.925(1)
Value at end of period                                               $11.437          $14.557
Number of accumulation units outstanding at end of period                423               21
AETNA LEGACY VP
Value at beginning of period                                         $13.673          $12.666(2)
Value at end of period                                               $14.132          $13.673
Number of accumulation units outstanding at end of period              1,038              125
AETNA MONEY MARKET VP
Value at beginning of period                                         $11.485          $11.084          $10.821(1)
Value at end of period                                               $12.049          $11.485          $11.084
Number of accumulation units outstanding at end of period              6,042              441              161
AETNA SMALL COMPANY VP
Value at beginning of period                                         $17.545          $13.598          $11.872(3)
Value at end of period                                               $18.465          $17.545          $13.598
Number of accumulation units outstanding at end of period              2,612              283               72
AETNA TECHNOLOGY VP
Value at beginning of period                                         $10.067(2)
Value at end of period                                                $5.822
Number of accumulation units outstanding at end of period              2,174
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $18.852          $15.988          $15.181(1)
Value at end of period                                               $20.488          $18.852          $15.988
Number of accumulation units outstanding at end of period              1,417              136               39
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $14.449(1)
Value at end of period                                               $12.070
Number of accumulation units outstanding at end of period              4,731

------------------------------------------------------------------

                                                                       2000             1999             1998
                                                                       ----             ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.056          $10.959(3)
Value at end of period                                                $9.453          $12.056
Number of accumulation units outstanding at end of period              2,382                3
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.707(1)
Value at end of period                                                $9.862
Number of accumulation units outstanding at end of period              5,051
AIM V.I. VALUE FUND
Value at beginning of period                                         $11.494          $10.003(4)
Value at end of period                                                $9.675          $11.486
Number of accumulation units outstanding at end of period              1,954              507
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $16.366          $14.950(5)
Value at end of period                                               $15.634          $16.366
Number of accumulation units outstanding at end of period              1,624              508
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $15.729          $15.001          $15.124(1)
Value at end of period                                               $16.817          $15.729          $15.001
Number of accumulation units outstanding at end of period              1,913            1,189            2,077
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $23.453          $17.305          $14.386(1)
Value at end of period                                               $20.589          $23.453          $17.305
Number of accumulation units outstanding at end of period             10,224            6,554            4,116
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $18.291          $13.005          $13.828(1)
Value at end of period                                               $14.591          $18.291          $13.005
Number of accumulation units outstanding at end of period                626              156              113
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $21.552          $17.590          $15.738(2)
Value at end of period                                               $19.846          $21.552          $17.590
Number of accumulation units outstanding at end of period              9,052            3,062            1,990
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $31.003          $13.948          $11.943(2)
Value at end of period                                               $20.845          $31.003          $13.948
Number of accumulation units outstanding at end of period             18,685            2,357            1,441
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $22.067          $17.654          $15.102(1)
Value at end of period                                               $21.276          $22.067          $17.654
Number of accumulation units outstanding at end of period             23,489            1,224              564
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $12.914          $12.889          $12.375(1)
Value at end of period                                               $13.532          $12.914          $12.889
Number of accumulation units outstanding at end of period              5,876              169               30
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $24.966          $17.584          $15.123(1)
Value at end of period                                               $21.038          $24.966          $17.584
Number of accumulation units outstanding at end of period              6,689            3,143            2,368
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $28.154          $17.361          $16.231(2)
Value at end of period                                               $23.414          $28.154          $17.361
Number of accumulation units outstanding at end of period             18,965            2,148              649
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.641          $10.008          $10.041(4)
Value at end of period                                               $16.210          $15.641          $10.008
Number of accumulation units outstanding at end of period              1,536               31               14
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.064(1)
Value at end of period                                               $10.144
Number of accumulation units outstanding at end of period                710
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $22.712          $15.479          $14.631(1)
Value at end of period                                               $21.116          $22.712          $15.479
Number of accumulation units outstanding at end of period              1,603               95               46
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $18.770          $12.616          $11.707(1)
Value at end of period                                               $13.182          $18.770          $12.616
Number of accumulation units outstanding at end of period              3,932            1,615              928
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $12.851          $10.507           $9.977(1)
Value at end of period                                               $12.105          $12.851          $10.507
Number of accumulation units outstanding at end of period              3,599              406              220
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $20.981          $13.431          $13.542(1)
Value at end of period                                               $16.636          $20.981          $13.431
Number of accumulation units outstanding at end of period              1,838              182              125

------------------------------------------------------------------

                                                                       2000             1999             1998
                                                                       ----             ----             ----
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $20.086          $16.652          $15.190(1)
Value at end of period                                               $19.801          $20.086          $16.652
Number of accumulation units outstanding at end of period              2,103            2,478            1,525

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during February
                        2000.
                  (2)   Funds were first received in this option during July 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during July 1999.
                  (2)   Funds were first received in this option during March 1999.
                  (3)   Funds were first received in this option during November
                        1999.
                  (4)   Funds were first received in this option during August 1999.
                  (5)   Funds were first received in this option during February
                        1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during May 1998.
                  (2)   Funds were first received in this option during April 1998.
                  (3)   Funds were first received in this option during September
                        1998.
                  (4)   Funds were first received in this option during July 1998.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XVIII
  FOR CONTRACTS ISSUED UNDER 403(B), 401(A) AND 401(K) PLANS ISSUED SINCE 1996
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FIVE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                       2000             1999             1998             1997             1996
                                                       ----             ----             ----             ----             ----
AETNA ASCENT VP
Value at beginning of period                         $15.628          $13.873          $13.502          $11.422(1)
Value at end of period                               $15.294          $15.628          $13.873          $13.502
Number of accumulation units outstanding at
 end of period                                           671           12,770           14,280            9,985
AETNA BALANCED VP, INC.
Value at beginning of period                         $16.898          $15.099          $13.107          $11.009(1)
Value at end of period                               $16.554          $16.898          $15.099          $13.107
Number of accumulation units outstanding at
 end of period                                           409           10,946            9,091            7,997
AETNA BOND VP
Value at beginning of period                         $11.632          $11.896          $11.166          $10.442(1)
Value at end of period                               $12.564          $11.632          $11.896          $11.166
Number of accumulation units outstanding at
 end of period                                           695            6,253           27,680            2,940
AETNA CROSSROADS VP
Value at beginning of period                         $14.572          $13.421          $12.864          $11.093(1)
Value at end of period                               $14.416          $14.572          $13.421          $12.864
Number of accumulation units outstanding at
 end of period                                           472           15,405           22,768           30,806
AETNA GROWTH VP
Value at beginning of period                         $23.713          $17.834          $13.027(1)
Value at end of period                               $20.569          $23.713          $17.834
Number of accumulation units outstanding at
 end of period                                         5,215            5,473            3,470
AETNA GROWTH AND INCOME VP
Value at beginning of period                         $19.078          $16.493          $14.624          $11.429          $10.000(1)
Value at end of period                               $16.734          $19.078          $16.493          $14.624          $11.429
Number of accumulation units outstanding at
 end of period                                        13,522           55,797           47,950           40,309                5
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                         $22.855          $18.665          $14.397          $11.374(1)
Value at end of period                               $20.399          $22.855          $18.665          $14.397
Number of accumulation units outstanding at
 end of period                                         6,603           22,097           16,814            3,156
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                         $12.403          $10.872           $9.216(2)
Value at end of period                               $14.653          $12.403          $10.872
Number of accumulation units outstanding at
 end of period                                           341              161               45
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                          $9.604           $8.800           $7.150(2)
Value at end of period                               $10.391           $9.604           $8.800
Number of accumulation units outstanding at
 end of period                                           117              233               78
AETNA INTERNATIONAL VP
Value at beginning of period                         $14.532          $10.050(1)
Value at end of period                               $11.407          $14.532
Number of accumulation units outstanding at
 end of period                                           232               36
AETNA LEGACY VP
Value at beginning of period                         $13.623          $12.913          $12.257          $10.835(2)
Value at end of period                               $14.067          $13.623          $12.913          $12.257
Number of accumulation units outstanding at
 end of period                                           370            7,896           14,097           14,983
AETNA MONEY MARKET VP
Value at beginning of period                         $11.443          $11.055          $10.641          $10.249(1)
Value at end of period                               $11.993          $11.443          $11.055          $10.641
Number of accumulation units outstanding at
 end of period                                         1,424           14,503           13,218           13,868
AETNA SMALL COMPANY VP
Value at beginning of period                         $17.497          $13.574          $13.629          $13.952(3)
Value at end of period                               $18.396          $17.497          $13.574          $13.629
Number of accumulation units outstanding at
 end of period                                         1,486            3,951            3,581               47
AETNA TECHNOLOGY VP
Value at beginning of period                         $10.630(1)
Value at end of period                                $5.818
Number of accumulation units outstanding at
 end of period                                             7
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                         $18.801          $15.960          $13.237          $12.103(4)
Value at end of period                               $20.412          $18.801          $15.960          $13.237
Number of accumulation units outstanding at
 end of period                                           461            2,344            2,432              795
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                         $14.116(2)
Value at end of period                               $12.050
Number of accumulation units outstanding at
 end of period                                         1,233

------------------------------------------------------------------

                                                       2000             1999             1998             1997             1996
                                                       ----             ----             ----             ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                         $12.048           $9.898(2)
Value at end of period                                $9.437          $12.048
Number of accumulation units outstanding at
 end of period                                           343              135
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                         $11.695           $9.550(3)
Value at end of period                                $9.845          $11.695
Number of accumulation units outstanding at
 end of period                                         3,046               22
AIM V.I. VALUE FUND
Value at beginning of period                         $11.486          $10.442(4)
Value at end of period                                $9.658          $11.502
Number of accumulation units outstanding at
 end of period                                           588               67
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                         $16.306          $14.749          $12.877          $10.955(1)
Value at end of period                               $15.562          $16.306          $14.749          $12.877
Number of accumulation units outstanding at
 end of period                                           148            3,026            1,709            1,007
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                         $15.672          $14.961          $13.606          $10.905(1)
Value at end of period                               $16.740          $15.672          $14.961          $13.606
Number of accumulation units outstanding at
 end of period                                         4,922           11,235            9,414            9,207
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                         $23.368          $17.259          $12.560          $10.537(1)
Value at end of period                               $20.494          $23.368          $17.259          $12.560
Number of accumulation units outstanding at
 end of period                                         5,157           30,213           12,956            2,793
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                         $18.224          $12.971          $11.678          $10.566(1)
Value at end of period                               $14.523          $18.224          $12.971          $11.678
Number of accumulation units outstanding at
 end of period                                            28              956              468              107
FIDELITY VIP II CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period                         $21.474          $17.543          $13.701          $11.436(1)
Value at end of period                               $19.755          $21.474          $17.543          $13.701
Number of accumulation units outstanding at
 end of period                                        11,468           14,452           11,751            8,704
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                         $30.890          $13.911          $10.518           $9.477          $10.000(1)
Value at end of period                               $20.748          $30.890          $13.911          $10.518           $9.477
Number of accumulation units outstanding at
 end of period                                        12,541           19,942           13,650           12,648                9
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                         $21.987          $17.607          $13.310          $11.136(1)
Value at end of period                               $21.177          $21.987          $17.607          $13.310
Number of accumulation units outstanding at
 end of period                                        11,525           31,263           20,319            2,801
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                         $12.867          $12.855          $11.960          $10.955(2)
Value at end of period                               $13.469          $12.867          $12.855          $11.960
Number of accumulation units outstanding at
 end of period                                           637              669              248              118
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                         $24.875          $17.537          $13.123          $11.002(1)
Value at end of period                               $20.940          $24.875          $17.537          $13.123
Number of accumulation units outstanding at
 end of period                                         5,216           10,931            8,842            5,724
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                         $28.052          $17.315          $13.634          $11.483(1)
Value at end of period                               $23.305          $28.052          $17.315          $13.634
Number of accumulation units outstanding at
 end of period                                        16,550           34,244           23,085           16,828
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                         $15.883(2)
Value at end of period                               $16.166
Number of accumulation units outstanding at
 end of period                                           508
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                         $10.006           $9.878           $9.973(3)
Value at end of period                               $10.117          $10.006           $9.878
Number of accumulation units outstanding at
 end of period                                           134               69                3
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                         $10.655           $9.480          $11.973          $11.712(1)
Value at end of period                               $10.674          $10.655           $9.480          $11.973
Number of accumulation units outstanding at
 end of period                                             0              147              318              627
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                         $22.629          $15.438          $12.365          $12.192(5)
Value at end of period                               $21.019          $22.629          $15.438          $12.365
Number of accumulation units outstanding at
 end of period                                         1,517            1,541            1,256               80
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                         $18.702          $12.582           $9.850           $9.976(5)
Value at end of period                               $13.121          $18.702          $12.582           $9.850
Number of accumulation units outstanding at
 end of period                                         6,877            7,942            5,349            2,413
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                         $12.805          $10.479           $8.649           $8.821(5)
Value at end of period                               $12.049          $12.805          $10.479           $8.649
Number of accumulation units outstanding at
 end of period                                         5,882            1,992            1,814              442

------------------------------------------------------------------

                                                       2000             1999             1998             1997             1996
                                                       ----             ----             ----             ----             ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                         $20.905          $13.396          $11.418          $11.279(5)
Value at end of period                               $16.559          $20.905          $13.396          $11.418
Number of accumulation units outstanding at
 end of period                                         2,838            3,469            3,208            2,665
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                         $20.013          $16.608          $13.212          $12.951(5)
Value at end of period                               $19.710          $20.013          $16.608          $13.212
Number of accumulation units outstanding at
 end of period                                           981            7,740            5,824            3,802

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during July 2000.
                  (2)   Funds were first received in this option during January
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during January
                        1999.
                  (2)   Funds were first received in this option during July 1999.
                  (3)   Funds were first received in this option during October
                        1999.
                  (4)   Funds were first received in this option during November
                        1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during January
                        1998.
                  (2)   Funds were first received in this option during August 1998.
                  (3)   Funds were first received in this option during May 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during January
                        1997.
                  (2)   Funds were first received in this option during April 1997.
                  (3)   Funds were first received in this option during September
                        1997.
                  (4)   Funds were first received in this option during July 1997.
                  (5)   Funds were first received in this option during November
                        1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        May 1996 when the fund became available under the contract, when funds were first received in this option or when the
                        applicable daily asset charge was first utilized.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XIX
                    FOR CONTRACTS ISSUED UNDER 401(A) PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.87%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000
                                                                       ----
AETNA ASCENT VP
Value at beginning of period                                           $16.192(1)
Value at end of period                                                 $15.662
Number of accumulation units outstanding at end of period               15,300
AETNA BALANCED VP
Value at beginning of period                                           $17.735(1)
Value at end of period                                                 $16.953
Number of accumulation units outstanding at end of period              348,078
AETNA BOND VP
Value at beginning of period                                           $12.155(1)
Value at end of period                                                 $12.867
Number of accumulation units outstanding at end of period              165,139
AETNA CROSSROADS VP
Value at beginning of period                                           $14.969(1)
Value at end of period                                                 $14.763
Number of accumulation units outstanding at end of period                6,471
AETNA GROWTH VP
Value at beginning of period                                           $26.062(1)
Value at end of period                                                 $20.969
Number of accumulation units outstanding at end of period               59,769
AETNA GROWTH AND INCOME VP
Value at beginning of period                                           $19.041(1)
Value at end of period                                                 $17.138
Number of accumulation units outstanding at end of period            1,179,341
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                           $23.001(1)
Value at end of period                                                 $20.854
Number of accumulation units outstanding at end of period               83,050
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                           $14.131(1)
Value at end of period                                                 $14.860
Number of accumulation units outstanding at end of period                8,616
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                            $9.929(1)
Value at end of period                                                 $10.538
Number of accumulation units outstanding at end of period                1,305
AETNA INTERNATIONAL VP
Value at beginning of period                                           $14.803(1)
Value at end of period                                                 $11.568
Number of accumulation units outstanding at end of period               11,241
AETNA LEGACY VP
Value at beginning of period                                           $14.232(1)
Value at end of period                                                 $14.406
Number of accumulation units outstanding at end of period                1,444
AETNA MONEY MARKET VP
Value at beginning of period                                           $11.938(1)
Value at end of period                                                 $12.282
Number of accumulation units outstanding at end of period              119,289
AETNA SMALL COMPANY VP
Value at beginning of period                                           $20.872(1)
Value at end of period                                                 $18.754
Number of accumulation units outstanding at end of period               68,242
AETNA TECHNOLOGY VP
Value at beginning of period                                            $9.939(1)
Value at end of period                                                  $5.842
Number of accumulation units outstanding at end of period               18,107
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                           $19.863(1)
Value at end of period                                                 $20.809
Number of accumulation units outstanding at end of period                8,034
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                           $14.837(1)
Value at end of period                                                 $12.160
Number of accumulation units outstanding at end of period               11,676

------------------------------------------------------------------

                                                                       2000
                                                                       ----
AIM V.I. GROWTH FUND
Value at beginning of period                                           $12.619(1)
Value at end of period                                                  $9.524
Number of accumulation units outstanding at end of period                9,126
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                           $11.807(1)
Value at end of period                                                  $9.935
Number of accumulation units outstanding at end of period               15,235
AIM V.I. VALUE FUND
Value at beginning of period                                           $11.438(1)
Value at end of period                                                  $9.746
Number of accumulation units outstanding at end of period               27,162
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                           $16.973(1)
Value at end of period                                                 $15.937
Number of accumulation units outstanding at end of period               20,994
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                           $15.457(1)
Value at end of period                                                 $17.143
Number of accumulation units outstanding at end of period               74,096
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                           $24.889(1)
Value at end of period                                                 $20.988
Number of accumulation units outstanding at end of period              158,991
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                           $17.531(1)
Value at end of period                                                 $14.874
Number of accumulation units outstanding at end of period               21,267
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                           $21.474(1)
Value at end of period                                                 $20.231
Number of accumulation units outstanding at end of period              139,446
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                           $31.793(1)
Value at end of period                                                 $21.249
Number of accumulation units outstanding at end of period              331,173
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                           $22.439(1)
Value at end of period                                                 $21.688
Number of accumulation units outstanding at end of period               90,307
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                           $13.199(1)
Value at end of period                                                 $13.794
Number of accumulation units outstanding at end of period               21,144
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                           $25.641(1)
Value at end of period                                                 $21.445
Number of accumulation units outstanding at end of period               84,667
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                           $29.012(1)
Value at end of period                                                 $23.867
Number of accumulation units outstanding at end of period              251,658
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                           $17.346(1)
Value at end of period                                                 $16.395
Number of accumulation units outstanding at end of period               18,702
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                           $10.217(1)
Value at end of period                                                 $10.260
Number of accumulation units outstanding at end of period                8,349
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                           $11.307(1)
Value at end of period                                                 $12.726
Number of accumulation units outstanding at end of period                6,520
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                           $24.748(1)
Value at end of period                                                 $21.526
Number of accumulation units outstanding at end of period               45,922
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                           $19.145(1)
Value at end of period                                                 $13.438
Number of accumulation units outstanding at end of period              202,745
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                           $13.783(1)
Value at end of period                                                 $12.340
Number of accumulation units outstanding at end of period              134,121

------------------------------------------------------------------

                                                                       2000
                                                                       ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                           $19.321(1)
Value at end of period                                                 $16.959
Number of accumulation units outstanding at end of period               39,738
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                           $21.893(1)
Value at end of period                                                 $20.185
Number of accumulation units outstanding at end of period               86,755

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE XX
    FOR CONTRACTS ISSUED UNDER 403(B) PLANS AND DEFERRED COMPENSATION PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                  2000        1999         1998         1997         1996
                                                  ----        ----         ----         ----         ----
AETNA ASCENT VP
Value at beginning of period                      $17.940      $15.886      $15.422      $13.025      $10.673
Value at end of period                            $17.601      $17.940      $15.886      $15.422      $13.025
Number of accumulation units
 outstanding at end of period                   2,468,024    2,759,063    3,508,677    3,543,367    1,314,997
AETNA BALANCED VP, INC.
Value at beginning of period                      $24.372      $21.723      $18.811      $15.551      $13.673
Value at end of period                            $23.936      $24.372      $21.723      $18.811      $15.551
Number of accumulation units
 outstanding at end of period                  18,322,641   21,610,375   25,990,902   34,194,804   36,147,028
AETNA BOND VP
Value at beginning of period                      $13.859      $14.137      $13.238      $12.377      $12.098
Value at end of period                            $15.007      $13.859      $14.137      $13.238      $12.377
Number of accumulation units
 outstanding at end of period                   9,870,708   11,928,359   15,101,998   18,047,780   20,036,622
AETNA CROSSROADS VP
Value at beginning of period                      $16.458      $15.120      $14.456      $12.450      $10.612
Value at end of period                            $16.322      $16.458      $15.120      $14.456      $12.450
Number of accumulation units
 outstanding at end of period                   2,083,593    2,306,431    2,863,812    2,469,082      918,336
AETNA GROWTH VP
Value at beginning of period                      $23.875      $17.912      $13.173      $11.635(1)
Value at end of period                            $20.761      $23.875      $17.912      $13.173
Number of accumulation units
 outstanding at end of period                   4,162,082    3,505,798    2,395,680       41,928
AETNA GROWTH AND INCOME VP
Value at beginning of period                      $29.100      $25.094      $22.194      $17.302      $14.077
Value at end of period                            $25.588      $29.100      $25.094      $22.194      $17.302
Number of accumulation units
 outstanding at end of period                  90,718,317  107,941,232  134,233,828  177,627,474  185,328,132
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period                      $23.044      $18.772      $14.444      $10.924      $10.000(1)
Value at end of period                            $20.618      $23.044      $18.772      $14.444      $10.924
Number of accumulation units
 outstanding at end of period                  10,804,600   10,058,181    7,100,483    4,796,644      879,588
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period                      $12.455      $10.891      $10.107(1)
Value at end of period                            $14.751      $12.455      $10.891
Number of accumulation units
 outstanding at end of period                   1,651,222      395,150      146,921
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                       $9.645       $8.815       $9.996(1)
Value at end of period                            $10.461       $9.645       $8.815
Number of accumulation units
 outstanding at end of period                     528,978      407,203      253,184
AETNA INTERNATIONAL VP
Value at beginning of period                      $14.594       $9.765      $10.182(1)
Value at end of period                            $11.484      $14.594       $9.765
Number of accumulation units
 outstanding at end of period                     697,215      271,052       97,660
AETNA LEGACY VP
Value at beginning of period                      $15.070      $14.248      $13.491      $11.930      $10.580
Value at end of period                            $15.599      $15.070      $14.248      $13.491      $11.930
Number of accumulation units
 outstanding at end of period                   1,251,618    1,420,931   11,971,281    1,624,842      513,590

                                                  1995         1994         1993        1992        1991
                                                  ----         ----         ----        ----        ----
AETNA ASCENT VP
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.673
Number of accumulation units
 outstanding at end of period                      393,053
AETNA BALANCED VP, INC.
Value at beginning of period                       $10.868      $11.057     $10.189   $12.736(1)    $10.896
Value at end of period                             $13.673      $10.868     $11.057   $10.189       $12.736
Number of accumulation units
 outstanding at end of period                   38,152,395   23,139,604  11,368,365    11,508    22,898,099
AETNA BOND VP
Value at beginning of period                       $10.360      $10.905     $10.068   $36.789(2)    $31.192
Value at end of period                             $12.098      $10.360     $10.905   $10.068       $36.789
Number of accumulation units
 outstanding at end of period                   21,379,976   11,713,354   4,084,142     3,870     7,844,412
AETNA CROSSROADS VP
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.612
Number of accumulation units
 outstanding at end of period                      294,673
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND INCOME VP
Value at beginning of period                       $10.778      $11.020     $10.454   $97.165(3)    $77.845
Value at end of period                             $14.077      $10.778     $11.020   $10.454       $97.165
Number of accumulation units
 outstanding at end of period                  188,964,022  114,733,035  44,166,470    21,250    20,948,226
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.580
Number of accumulation units
 outstanding at end of period                      143,637

------------------------------------------------------------------

                                                  2000        1999         1998         1997         1996
                                                  ----        ----         ----         ----         ----
AETNA MONEY MARKET VP
Value at beginning of period                      $12.917      $12.447      $11.951      $11.473      $11.026
Value at end of period                            $13.571      $12.917      $12.447      $11.951      $11.473
Number of accumulation units
 outstanding at end of period                   9,554,319   11,010,659   10,102,496   12,191,085   13,898,826
AETNA SMALL COMPANY VP
Value at beginning of period                      $17.617      $13.633      $13.654      $12.299(2)
Value at end of period                            $18.568      $17.617      $13.633      $13.654
Number of accumulation units
 outstanding at end of period                   2,460,640    1,598,682    1,696,714      253,548
AETNA TECHNOLOGY VP
Value at beginning of period                       $9.999(1)
Value at end of period                             $5.831
Number of accumulation units outstanding at
 end of period                                  2,082,586
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                      $18.930      $16.030      $13.261      $12.913(3)
Value at end of period                            $20.602      $18.930      $16.030      $13.261
Number of accumulation units
 outstanding at end of period                   1,174,458      987,707    1,079,291      100,928
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                      $13.753      $10.217(1)
Value at end of period                            $12.101      $13.753
Number of accumulation units
 outstanding at end of period                   1,020,762       77,470
AIM V.I. GROWTH FUND
Value at beginning of period                      $12.069       $9.513(1)
Value at end of period                             $9.477      $12.069
Number of accumulation units
 outstanding at end of period                   1,068,221      240,556
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                      $11.716       $9.627(1)
Value at end of period                             $9.887      $11.716
Number of accumulation units
 outstanding at end of period                   2,698,140      470,277
AIM V.I. VALUE FUND
Value at beginning of period                      $11.506       $9.747(1)
Value at end of period                             $9.699      $11.506
Number of accumulation units
 outstanding at end of period                     862,416      405,286
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period                      $22.705      $20.485      $17.840      $15.044      $13.527
Value at end of period                            $21.722      $22.705      $20.485      $17.840      $15.044
Number of accumulation units
 outstanding at end of period                   1,065,388    1,118,008    1,306,652    1,499,989    1,313,324
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                      $18.334      $17.459      $15.837      $12.518      $11.092
Value at end of period                            $19.632      $18.334      $17.459      $15.837      $12.518
Number of accumulation units
 outstanding at end of period                   4,252,752    5,366,553    6,281,077    7,111,490    5,007,706
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                      $25.999      $19.155      $13.904      $11.402      $10.066
Value at end of period                            $22.858      $25.999      $19.155      $13.904      $11.402
Number of accumulation units
 outstanding at end of period                  10,298,747    9,652,436    7,144,438    6,586,698    5,171,098
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                      $19.243      $13.662      $12.269      $11.137       $9.961
Value at end of period                            $15.374      $19.243      $13.662      $12.269      $11.137
Number of accumulation units
 outstanding at end of period                     655,335      676,303      651,566      718,565      487,709
FIDELITY VIP II CONTRAFUND-REGISTERED
TRADEMARK-
PORTFOLIO
Value at beginning of period                      $24.053      $19.601      $15.270      $12.455      $10.397
Value at end of period                            $22.182      $24.053      $19.601      $15.270      $12.455
Number of accumulation units
 outstanding at end of period                   8,555,653    9,498,614    9,575,608   11,399,666    6,812,870

                                                  1995         1994         1993        1992        1991
                                                  ----         ----         ----        ----        ----
AETNA MONEY MARKET VP
Value at beginning of period                       $10.528      $10.241     $10.048   $33.812(4)    $32.138
Value at end of period                             $11.026      $10.528     $10.241   $10.048       $33.812
Number of accumulation units
 outstanding at end of period                   12,999,680    7,673,528   2,766,044       825     8,430,082
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA TECHNOLOGY VP
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at
 end of period
AETNA VALUE OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period                       $10.554      $11.036     $10.278   $10.000(5)
Value at end of period                             $13.527      $10.554     $11.036   $10.278
Number of accumulation units
 outstanding at end of period                      966,098      521,141     144,168     2,556
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                       $10.000(2)
Value at end of period                             $11.092
Number of accumulation units
 outstanding at end of period                    1,660,304
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.066
Number of accumulation units
 outstanding at end of period                    1,833,794
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                              $9.961
Number of accumulation units
 outstanding at end of period                      196,090
FIDELITY VIP II CONTRAFUND-REGISTERED
TRADEMARK-
PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.397
Number of accumulation units
 outstanding at end of period                    2,116,732

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------------------------------------------------------------------

                                                  2000        1999         1998         1997         1996
                                                  ----        ----         ----         ----         ----
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                      $46.640      $20.951      $15.801      $14.202      $13.322
Value at end of period                            $31.406      $46.640      $20.951      $15.801      $14.202
Number of accumulation units
 outstanding at end of period                  14,665,251   12,224,096    7,536,062    9,271,525    8,835,470
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                      $24.922      $19.908      $15.012      $12.449      $10.850
Value at end of period                            $24.064      $24.922      $19.908      $15.012      $12.449
Number of accumulation units
 outstanding at end of period                   6,650,000    5,686,066    3,192,160    1,911,789      996,510
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                      $15.540      $15.487      $14.373      $13.022      $12.077
Value at end of period                            $16.308      $15.540      $15.487      $14.373      $13.022
Number of accumulation units
 outstanding at end of period                   1,096,265    1,078,342    1,213,451      934,053      619,287
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $29.366      $20.651      $15.414      $12.716      $10.870
Value at end of period                            $24.782      $29.366      $20.651      $15.414      $12.716
Number of accumulation units
 outstanding at end of period                   6,820,739    5,434,098    2,995,268    3,100,436    2,018,527
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                      $34.574      $21.288      $16.720      $13.860      $10.877
Value at end of period                            $28.796      $34.574      $21.288      $16.720      $13.860
Number of accumulation units
 outstanding at end of period                  16,487,772   15,478,181   14,519,620   17,194,687    8,715,825
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                      $15.681      $10.018      $10.079(1)
Value at end of period                            $16.275      $15.681      $10.018
Number of accumulation units
 outstanding at end of period                   1,084,590      184,292       39,441
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period                      $10.048       $9.895      $10.015(1)
Value at end of period                            $10.185      $10.048       $9.895
Number of accumulation units
 outstanding at end of period                     169,954       90,616       71,074
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                      $13.900      $12.336      $15.541      $14.686      $11.720
Value at end of period                            $16.250      $13.900      $12.336      $15.541      $14.686
Number of accumulation units
 outstanding at end of period                     373,905      489,113      755,984    1,786,409      966,482
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                      $35.480      $24.145      $19.291      $19.016(4)
Value at end of period                            $33.037      $35.480      $24.145      $19.291
Number of accumulation units
 outstanding at end of period                   2,778,966    2,035,825    2,186,996    2,879,845
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $28.481      $19.114      $14.927      $15.114(4)
Value at end of period                            $20.033      $28.481      $19.114      $14.927
Number of accumulation units
 outstanding at end of period                   9,202,749    9,740,294   11,377,408   16,549,322
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $20.527      $16.758      $13.795      $14.067(4)
Value at end of period                            $19.365      $20.527      $16.758      $13.795
Number of accumulation units
 outstanding at end of period                   6,451,502    7,196,329    8,758,123   11,539,850
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                      $31.255      $19.978      $16.986      $16.776(4)
Value at end of period                            $24.820      $31.255      $19.978      $16.986
Number of accumulation units
 outstanding at end of period                   3,143,512    3,509,645    4,030,904    6,242,299

                                                  1995         1994         1993        1992        1991
                                                  ----         ----         ----        ----        ----
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                       $10.581      $10.000(1)
Value at end of period                             $13.322      $10.581
Number of accumulation units
 outstanding at end of period                    4,887,060      753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.850
Number of accumulation units
 outstanding at end of period                       93,304
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                        $9.873      $10.000(1)
Value at end of period                             $12.077       $9.873
Number of accumulation units
 outstanding at end of period                      315,361       28,543
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.870
Number of accumulation units
 outstanding at end of period                      259,196
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                       $10.000(1)
Value at end of period                             $10.877
Number of accumulation units
 outstanding at end of period                    1,036,040
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                       $10.154      $10.877      $9.832   $10.000(5)
Value at end of period                             $11.720      $10.154     $10.877    $9.832
Number of accumulation units
 outstanding at end of period                      711,892      703,676     135,614       561
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                                  2000        1999         1998         1997         1996
                                                  ----        ----         ----         ----         ----
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                      $21.922      $18.146      $14.400      $14.112(4)
Value at end of period                            $21.643      $21.922      $18.146      $14.400
Number of accumulation units
 outstanding at end of period                   5,373,949    5,814,568    6,541,819    8,296,964

                                                  1995         1994         1993        1992        1991
                                                  ----         ----         ----        ----        ----
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during May 1999.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during July 1997.
(3)  Funds were first received in this option during August 1997.
(4)  Funds were first received in this option during November 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established at $10.000 during August 1996, when the portfolio became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995 when the fund became available under the contract.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
(1) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(2) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4) The accumulation unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account value were not changed as a result of the conversion.
(5) The initial accumulation unit value was established at $10.000 on August 21, 1992, the date on which the fund/portfolio became available under the contract.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXI
                    FOR MULTIPLE OPTION CONTRACTS ISSUED TO
                    SAN BERNARDINO COUNTY AND MACOMB COUNTY
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                       2000        1999        1998        1997        1996        1995         1994
                                       ----        ----        ----        ----        ----        ----         ----
AETNA ASCENT VP
Value at beginning of period           $17.940     $15.886     $15.422     $13.291(1)
Value at end of period                 $17.601     $17.940     $15.886     $15.422
Number of accumulation units
 outstanding at end of period              149      33,852      21,430         380
AETNA BALANCED VP, INC.
Value at beginning of period           $32.002     $28.524     $24.700     $20.419     $17.954     $14.270      $14.519
Value at end of period                 $31.424     $32.002     $28.524     $24.700     $20.419     $17.954      $14.270
Number of accumulation units
 outstanding at end of period          148,870   2,155,445   2,294,877   2,160,305   2,716,641   9,193,181   21,990,186
AETNA BOND VP
Value at beginning of period           $53.738     $54.819     $51.330     $47.992     $46.913     $40.173      $42.283
Value at end of period                 $58.190     $53.738     $54.819     $51.330     $47.992     $46.913      $40.173
Number of accumulation units
 outstanding at end of period            6,930     867,416     994,987     959,336     835,724   2,377,622    5,108,720
AETNA CROSSROADS VP
Value at beginning of period           $16.458     $15.120     $14.456     $12.577(1)
Value at end of period                 $16.322     $16.458     $15.120     $14.456
Number of accumulation units
 outstanding at end of period               30      30,738      31,468         873
AETNA GROWTH VP
Value at beginning of period           $18.124     $13.597     $11.392(1)
Value at end of period                 $15.760     $18.124     $13.597
Number of accumulation units
 outstanding at end of period              840         781          17
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $284.994    $245.765    $217.359    $169.448    $137.869    $105.558     $107.925
Value at end of period                $250.600    $284.994    $245.765    $217.359    $169.448    $137.869     $105.558
Number of accumulation units
 outstanding at end of period           11,885   1,555,542   1,747,097   1,826,355   2,071,139   6,364,000   13,966,072
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period           $23.044     $18.772     $14.444     $14.493(2)
Value at end of period                 $20.618     $23.044     $18.772     $14.444
Number of accumulation units
 outstanding at end of period              529   2,748,955   1,302,825      17,771
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period           $12.967     $11.338      $9.928(2)
Value at end of period                 $13.325     $12.967     $11.338
Number of accumulation units
 outstanding at end of period                0      73,984      35,201
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period           $10.019      $9.157     $10.193(2)
Value at end of period                 $10.234     $10.019      $9.157
Number of accumulation units
 outstanding at end of period                0     118,433      81,388
AETNA LEGACY VP
Value at beginning of period           $15.070     $14.248     $13.491     $12.296(3)
Value at end of period                 $15.599     $15.070     $14.248     $13.491
Number of accumulation units
 outstanding at end of period              490      46,462      95,526       2,279
AETNA MONEY MARKET VP
Value at beginning of period           $44.501     $42.883     $41.174     $39.528     $37.988     $36.271      $35.282
Value at end of period                 $46.754     $44.501     $42.883     $41.174     $39.528     $37.988      $36.271
Number of accumulation units
 outstanding at end of period            3,601     845,679     564,537     455,502     597,656   1,836,260    3,679,802

                                        1993         1992         1991
                                        ----         ----         ----
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period            $13.379      $12.736      $10.896
Value at end of period                  $14.519      $13.379      $12.736
Number of accumulation units
 outstanding at end of period        30,784,750   34,802,433   22,898,099
AETNA BOND VP
Value at beginning of period            $39.038      $36.789      $31.192
Value at end of period                  $42.283      $39.038      $36.789
Number of accumulation units
 outstanding at end of period         8,210,666    8,507,292    7,844,412
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $102.383      $97.165      $77.845
Value at end of period                 $107.925     $102.383      $97.165
Number of accumulation units
 outstanding at end of period        21,148,863   24,201,565   20,948,226
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period            $34.619      $33.812      $32.138
Value at end of period                  $35.282      $34.619      $33.812
Number of accumulation units
 outstanding at end of period         5,086,515    7,534,662    8,430,082

------------------------------------------------------------------

                                       2000        1999        1998        1997        1996        1995         1994
                                       ----        ----        ----        ----        ----        ----         ----
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period           $14.274     $12.088     $11.472(2)
Value at end of period                 $13.820     $14.274     $12.088
Number of accumulation units
 outstanding at end of period                0      74,768      33,957
AIM V.I. VALUE FUND
Value at beginning of period           $11.650(1)
Value at end of period                  $9.942
Number of accumulation units
 outstanding at end of period               18
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period           $30.131     $27.186     $23.675     $19.965     $17.951     $13.990      $14.640
Value at end of period                 $28.827     $30.131     $27.186     $23.675     $19.965     $17.951      $13.990
Number of accumulation units
 outstanding at end of period           17,779     880,319     917,567     929,282     898,279     856,361      743,464
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period           $19.201     $18.285     $16.587     $13.110     $11.617     $10.000(1)
Value at end of period                 $20.561     $19.201     $18.285     $16.587     $13.110     $11.617
Number of accumulation units
 outstanding at end of period              876   2,271,494   2,533,673   2,139,178   1,454,755     628,582
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period           $26.340     $19.406     $14.087     $11.843(4)
Value at end of period                 $23.158     $26.340     $19.406     $14.087
Number of accumulation units
 outstanding at end of period              163          78          72          29
FIDELITY VIP HIGH
INCOME PORTFOLIO
Value at beginning of period            $9.638      $9.023
Value at end of period                  $9.532      $9.638
Number of accumulation units
 outstanding at end of period                0     194,440
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                               $11.400     $10.197     $10.000(2)
Value at end of period                                                     $12.560     $11.400     $10.197
Number of accumulation units
 outstanding at end of period                                                    0       1,302
FIDELITY VIP II ASSET
MANAGER PORTFOLIO
Value at beginning of period           $18.343     $16.719
Value at end of period                 $17.950     $18.343
Number of accumulation units
 outstanding at end of period                0   1,511,789
FIDELITY VIP II
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period           $27.214     $22.177     $17.276     $14.092     $11.763     $10.000(1)
Value at end of period                 $25.097     $27.214     $22.177     $17.276     $14.092     $11.763
Number of accumulation units
 outstanding at end of period            1,721   3,780,287   3,333,320   2,706,862   1,522,169     525,476
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period           $28.147     $23.650
Value at end of period                 $27.124     $28.147
Number of accumulation units
 outstanding at end of period                0   4,354,723
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period           $53.644     $24.098     $18.174     $16.334     $15.323     $12.169      $10.000(1)
Value at end of period                 $36.122     $53.644     $24.098     $18.174     $16.334     $15.323      $12.169
Number of accumulation units
 outstanding at end of period           82,204   3,274,450   2,142,130   1,939,607   1,893,718   1,280,953      393,553
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period           $24.929     $19.914     $15.016     $12.453     $10.853     $10.000(2)
Value at end of period                 $24.071     $24.929     $19.914     $15.016     $12.453     $10.853
Number of accumulation units
 outstanding at end of period              592         476       3,698       7,873         231         161

                                        1993         1992         1991
                                        ----         ----         ----
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period            $13.726      $12.913      $11.233
Value at end of period                  $14.640      $13.726      $12.913
Number of accumulation units
 outstanding at end of period           705,415      503,006      355,851
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP HIGH
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II ASSET
MANAGER PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                       2000        1999        1998        1997        1996        1995         1994
                                       ----        ----        ----        ----        ----        ----         ----
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period           $15.601     $15.548     $14.430     $13.074     $12.124      $9.911      $10.000(2)
Value at end of period                 $16.372     $15.601     $15.548     $14.430     $13.074     $12.124       $9.911
Number of accumulation units
 outstanding at end of period            2,254       6,629       8,967       5,211       3,761       3,345        1,555
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period           $32.036     $22.529     $16.816     $13.872     $11.859     $10.000(2)
Value at end of period                 $27.035     $32.036     $22.529     $16.816     $13.872     $11.859
Number of accumulation units
 outstanding at end of period            1,534   2,721,885   1,354,047   1,109,942     663,945     109,717
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period           $38.648     $23.797     $18.690     $15.493     $12.158     $10.000(2)
Value at end of period                 $32.189     $38.648     $23.797     $18.690     $15.493     $12.158
Number of accumulation units
 outstanding at end of period            1,678   5,548,674   4,687,167   3,873,511   2,090,908     314,653
MFS-REGISTERED TRADEMARK- TOTAL
RETURN
SERIES
Value at beginning of period           $10.720     $10.531
Value at end of period                 $10.199     $10.720
Number of accumulation units
 outstanding at end of period                0      63,822
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period           $16.126     $10.303     $10.077(3)
Value at end of period                 $16.737     $16.126     $10.303
Number of accumulation units
 outstanding at end of period               44      59,571      20,548
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period           $10.089      $9.935     $10.055(2)
Value at end of period                 $10.095     $10.089      $9.935
Number of accumulation units
 outstanding at end of period                0     173,219     100,555
PILGRIM EMERGING MARKETS FUND
Value at beginning of period           $12.315      $5.470
Value at end of period                 $15.140     $12.315
Number of accumulation units
 outstanding at end of period                0     940,817
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period           $12.882     $11.433     $14.403     $13.611     $10.862      $9.412      $10.071
Value at end of period                 $15.061     $12.882     $11.433     $14.403     $13.611     $10.862       $9.412
Number of accumulation units
 outstanding at end of period            4,697     437,491     534,962     650,486     587,248     530,562      533,016
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period           $43.112     $29.339     $23.440     $23.106(5)
Value at end of period                 $40.144     $43.112     $29.339     $23.440
Number of accumulation units
 outstanding at end of period           54,583   2,448,587   2,244,308   2,018,219
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period           $28.710     $19.268     $15.046     $15.236(5)
Value at end of period                 $20.194     $28.710     $19.268     $15.046
Number of accumulation units
 outstanding at end of period           96,466   3,024,975   3,101,880   2,707,904
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period           $17.796     $14.528     $11.960     $12.195(5)
Value at end of period                 $16.788     $17.796     $14.528     $11.960
Number of accumulation units
 outstanding at end of period           78,522     194,296   1,379,653     232,418
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period           $32.585     $20.829     $17.709     $17.490(5)
Value at end of period                 $25.876     $32.585     $20.829     $17.709
Number of accumulation units
 outstanding at end of period           35,301   2,807,485   2,962,631   3,237,710

                                        1993         1992         1991
                                        ----         ----         ----
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
MFS-REGISTERED TRADEMARK- TOTAL
RETURN
SERIES
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PILGRIM EMERGING MARKETS FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period             $9.193       $9.018       $9.608
Value at end of period                  $10.071       $9.193       $9.018
Number of accumulation units
 outstanding at end of period           341,771      198,338      144,139
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                       2000        1999        1998        1997        1996        1995         1994
                                       ----        ----        ----        ----        ----        ----         ----
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period           $25.283     $20.929     $16.608     $16.276(5)
Value at end of period                 $24.962     $25.283     $20.929     $16.608
Number of accumulation units
 outstanding at end of period              199   1,549,310   1,564,888   1,317,058

                                        1993         1992         1991
                                        ----         ----         ----
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during September
                        1998.
                  (2)   Funds were first received in this option during May 1998.
                  (3)   Funds were first received in this option during June 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during February
                        1997.
                  (2)   Funds were first received in this option during December
                        1997.
                  (3)   Funds were first received in this option during February
                        1997.
                  (4)   Funds were first received in this option during January
                        1997.
                  (5)   Funds were first received in this option during November
                        1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during May 1995, when the fund became available
                        under the contract.
                  (2)   The initial accumulation unit value was established at
                        $10.000 during July 1995, when the fund became available
                        under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1994:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during June 1994, when funds were first received in this option.
                  (2)   The initial accumulation unit value was established at
                        $10.000 during November 1994, when funds were first received in this option.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXII
    FOR CONTRACTS ISSUED UNDER 403(B) PLANS AND DEFERRED COMPENSATION PLANS
                  WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
   (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997) (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                    2000              1999              1998              1997
                                                                    ----              ----              ----              ----
AETNA ASCENT VP
Value at beginning of period                                        $17.818           $15.818           $15.394           $13.020(1)
Value at end of period                                              $17.437           $17.818           $15.818           $15.394
Number of accumulation units outstanding at end of period            37,681            40,362            38,620            29,840
AETNA BALANCED VP, INC.
Value at beginning of period                                        $24.206           $21.629           $18.776           $15.674(1)
Value at end of period                                              $23.714           $24.206           $21.629           $18.776
Number of accumulation units outstanding at end of period           317,955           352,495           385,862           478,117
AETNA BOND VP
Value at beginning of period                                        $13.764           $14.076           $13.213           $12.302(1)
Value at end of period                                              $14.868           $13.764           $14.076           $13.213
Number of accumulation units outstanding at end of period           155,214           186,303           199,388           215,650
AETNA CROSSROADS VP
Value at beginning of period                                        $16.346           $15.055           $14.430           $12.449(1)
Value at end of period                                              $16.170           $16.346           $15.055           $14.430
Number of accumulation units outstanding at end of period            32,973            32,067            32,997            26,483
AETNA GROWTH VP
Value at beginning of period                                        $23.713           $17.834           $13.149           $12.739(2)
Value at end of period                                              $20.569           $23.713           $17.834           $13.149
Number of accumulation units outstanding at end of period            74,056            63,831            36,839             3,326
AETNA GROWTH AND INCOME VP
Value at beginning of period                                        $28.902           $24.986           $22.153           $17.861(1)
Value at end of period                                              $25.351           $28.902           $24.986           $22.153
Number of accumulation units outstanding at end of period         1,314,585         1,449,638         1,587,351         1,699,982
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                        $22.887           $18.691           $14.418           $11.345(1)
Value at end of period                                              $20.427           $22.887           $18.691           $14.418
Number of accumulation units outstanding at end of period           146,863           118,788            68,841            27,945
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                        $12.403           $10.872            $9.946(1)
Value at end of period                                              $14.653           $12.403           $10.872
Number of accumulation units outstanding at end of period            22,440             3,733               203
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                         $9.604            $8.800            $9.775(2)
Value at end of period                                              $10.391            $9.604            $8.800
Number of accumulation units outstanding at end of period             7,534             1,705               598
AETNA INTERNATIONAL VP
Value at beginning of period                                        $14.532            $9.748            $9.737(3)
Value at end of period                                              $11.407           $14.532            $9.748
Number of accumulation units outstanding at end of period             9,524             4,118             1,095
AETNA LEGACY VP
Value at beginning of period                                        $14.967           $14.187           $13.467           $11.873(1)
Value at end of period                                              $15.454           $14.967           $14.187           $13.467
Number of accumulation units outstanding at end of period            17,583            23,515            32,088            14,817
AETNA MONEY MARKET VP
Value at beginning of period                                        $12.829           $12.393           $11.929           $11.592(1)
Value at end of period                                              $13.445           $12.829           $12.393           $11.929
Number of accumulation units outstanding at end of period           131,198           136,761           123,429           176,703
AETNA SMALL COMPANY VP
Value at beginning of period                                        $17.497           $13.574           $13.629           $13.629(2)
Value at end of period                                              $18.396           $17.497           $13.574           $13.629
Number of accumulation units outstanding at end of period            40,696            18,033            21,070                82
AETNA TECHNOLOGY VP
Value at beginning of period                                         $9.738(1)
Value at end of period                                               $5.821
Number of accumulation units outstanding at end of period            41,668
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                        $18.801           $15.960           $13.237           $13.237(2)
Value at end of period                                              $20.412           $18.801           $15.960           $13.237
Number of accumulation units outstanding at end of period            12,929            12,803            15,870                84

------------------------------------------------------------------

                                                                    2000              1999              1998              1997
                                                                    ----              ----              ----              ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                        $13.729           $10.165(1)
Value at end of period                                              $12.050           $13.729
Number of accumulation units outstanding at end of period            28,018             2,372
AIM V.I. GROWTH FUND
Value at beginning of period                                        $12.048           $10.209(2)
Value at end of period                                               $9.437           $12.048
Number of accumulation units outstanding at end of period            25,091             2,771
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                        $11.695            $9.684(3)
Value at end of period                                               $9.845           $11.695
Number of accumulation units outstanding at end of period            38,374             5,151
AIM V.I. VALUE FUND
Value at beginning of period                                        $11.486            $9.842(3)
Value at end of period                                               $9.658           $11.486
Number of accumulation units outstanding at end of period             9,997             2,077
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                        $22.550           $20.397           $17.808           $14.934(1)
Value at end of period                                              $21.521           $22.550           $20.397           $17.808
Number of accumulation units outstanding at end of period            28,518            27,661            24,487            20,521
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                        $18.209           $17.384           $15.808           $12.711(1)
Value at end of period                                              $19.450           $18.209           $17.384           $15.808
Number of accumulation units outstanding at end of period           118,945           145,786           222,658           117,588
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                        $25.822           $19.072           $13.879           $11.373(1)
Value at end of period                                              $22.646           $25.822           $19.072           $13.879
Number of accumulation units outstanding at end of period           211,306           200,009           228,969           104,982
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                        $19.112           $13.603           $12.247           $11.253(1)
Value at end of period                                              $15.231           $19.112           $13.603           $12.247
Number of accumulation units outstanding at end of period            13,970            12,105            11,523             8,098
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                                        $23.889           $19.516           $15.242           $12.388(1)
Value at end of period                                              $21.977           $23.889           $19.516           $15.242
Number of accumulation units outstanding at end of period           157,051           170,565           157,444           146,381
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                        $46.323           $20.861           $15.773           $12.594(1)
Value at end of period                                              $31.115           $46.323           $20.861           $15.773
Number of accumulation units outstanding at end of period           230,521           175,442           100,075            85,304
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                        $24.752           $19.822           $14.984           $12.760(1)
Value at end of period                                              $23.841           $24.752           $19.822           $14.984
Number of accumulation units outstanding at end of period           149,659            84,774            53,980            19,967
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                        $15.434           $15.420           $14.347           $13.025(1)
Value at end of period                                              $16.157           $15.434           $15.420           $14.347
Number of accumulation units outstanding at end of period            14,367            13,514            14,524             8,189
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                        $29.166           $20.562           $15.386           $12.975(1)
Value at end of period                                              $24.552           $29.166           $20.562           $15.386
Number of accumulation units outstanding at end of period           127,708            96,294            56,525            53,182
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                        $34.339           $21.196           $16.689           $14.439(1)
Value at end of period                                              $28.529           $34.339           $21.196           $16.689
Number of accumulation units outstanding at end of period           259,044           215,248           182,951           168,191
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                        $15.615           $10.001            $9.728(3)
Value at end of period                                              $16.166           $15.615           $10.001
Number of accumulation units outstanding at end of period            23,682             7,932               152
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                        $10.006            $9.878            $9.666(4)
Value at end of period                                              $10.117           $10.006            $9.878
Number of accumulation units outstanding at end of period             1,311               234                11
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                        $13.805           $12.283           $15.512           $13.756(1)
Value at end of period                                              $16.099           $13.805           $12.283           $15.512
Number of accumulation units outstanding at end of period             5,288            10,231            14,342            26,426
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                        $35.239           $24.041           $19.256           $18.985(3)
Value at end of period                                              $32.731           $35.239           $24.041           $19.256
Number of accumulation units outstanding at end of period            41,529            34,760            28,002            25,830
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                        $28.288           $19.032           $14.899           $15.090(3)
Value at end of period                                              $19.847           $28.288           $19.032           $14.899
Number of accumulation units outstanding at end of period           140,183           133,579           135,641           131,565

------------------------------------------------------------------

                                                                    2000              1999              1998              1997
                                                                    ----              ----              ----              ----
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                        $20.388           $16.685           $13.770           $14.044(3)
Value at end of period                                              $19.185           $20.388           $16.685           $13.770
Number of accumulation units outstanding at end of period           131,412           139,056           146,728           149,523
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                        $31.043           $19.892           $16.955           $16.749(3)
Value at end of period                                              $24.590           $31.043           $19.892           $16.955
Number of accumulation units outstanding at end of period            51,363            52,692            45,320            48,385
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                        $21.773           $18.068           $14.374           $14.090(3)
Value at end of period                                              $21.443           $21.773           $18.068           $14.374
Number of accumulation units outstanding at end of period            91,561            93,176            91,620            79,799

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during August 1999.
                  (2)   Funds were first received in this option during July 1999.
                  (3)   Funds were first received in this option during June 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during July 1998.
                  (2)   Funds were first received in this option during May 1998.
                  (3)   Funds were first received in this option during June 1998.
                  (4)   Funds were first received in this option during November
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during April 1997.
                  (2)   Funds were first received in this option during December
                        1997.
                  (3)   Funds were first received in this option during November
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXIII
       FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(B) PLANS
                        AND DEFERRED COMPENSATION PLANS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                     2000                   1999                   1998                   1997
                                                     ----                   ----                   ----                   ----
AETNA ASCENT VP
Value at beginning of period                         $18.102                $15.974                $15.453                $13.971(1)
Value at end of period                               $17.821                $18.102                $15.974                $15.453
Number of accumulation units
 outstanding at end of period                          1,660                  7,679                  9,888                 10,257
AETNA BALANCED VP, INC.
Value at beginning of period                         $24.529                $21.808                $18.837                $16.739(1)
Value at end of period                               $24.150                $24.529                $21.808                $18.837
Number of accumulation units
 outstanding at end of period                        291,348                343,842                429,954                454,232
AETNA BOND VP
Value at beginning of period                         $13.912                $14.171                $13.249                $12.629(1)
Value at end of period                               $15.087                $13.912                $14.171                $13.249
Number of accumulation units
 outstanding at end of period                        264,385                347,131                421,225                453,723
AETNA CROSSROADS VP
Value at beginning of period                         $16.607                $15.204                $14.485                $13.199(1)
Value at end of period                               $16.526                $16.607                $15.204                $14.485
Number of accumulation units
 outstanding at end of period                         37,614                 47,768                 50,297                 50,297
AETNA GROWTH VP
Value at beginning of period                         $23.875                $17.912                $13.173                $12.615(2)
Value at end of period                               $20.761                $23.875                $17.912                $13.173
Number of accumulation units
 outstanding at end of period                         55,705                 48,373                 25,257                  1,565
AETNA GROWTH AND INCOME VP
Value at beginning of period                         $29.287                $25.193                $22.226                $19.673(1)
Value at end of period                               $25.817                $29.287                $25.193                $22.226
Number of accumulation units
 outstanding at end of period                      4,335,996              4,958,303              5,670,691              6,093,102
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                         $23.103                $18.802                $14.452                $12.748(1)
Value at end of period                               $20.692                $23.103                $18.802                $14.452
Number of accumulation units
 outstanding at end of period                         90,741                 80,552                 48,459                 13,748
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                         $12.475(1)
Value at end of period                               $14.751
Number of accumulation units
 outstanding at end of period                          6,140
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                          $9.645                 $8.815                 $6.682(1)
Value at end of period                               $10.461                 $9.645                 $8.815
Number of accumulation units
 outstanding at end of period                             66                    722                    748
AETNA LEGACY VP
Value at beginning of period                         $15.206                $14.327                $13.518                $12.496(1)
Value at end of period                               $15.795                $15.206                $14.327                $13.518
Number of accumulation units
 outstanding at end of period                         20,947                 22,033                 10,684                 16,060
AETNA MONEY MARKET VP
Value at beginning of period                         $12.917                $12.447                $11.951                $11.674(1)
Value at end of period                               $13.571                $12.917                $12.447                $11.951
Number of accumulation units
 outstanding at end of period                        442,560                515,621                553,915                591,901
AETNA SMALL COMPANY VP
Value at beginning of period                         $17.617                $13.633                $13.654                $13.092(2)
Value at end of period                               $18.568                $17.617                $13.633                $13.654
Number of accumulation units
 outstanding at end of period                          9,443                  7,350                  4,297                  1,779
AETNA TECHNOLOGY VP
Value at beginning of period                          $9.365(2)
Value at end of period                                $5.841
Number of accumulation units
 outstanding at end of period                         22,438
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                         $18.930                $16.030                $12.899(2)
Value at end of period                               $20.602                $18.930                $16.030
Number of accumulation units
 outstanding at end of period                          8,383                 10,011                  5,261
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                         $13.759                $10.649(1)
Value at end of period                               $12.106                $13.759
Number of accumulation units
 outstanding at end of period                          3,771                  2,465
AIM V.I. GROWTH FUND
Value at beginning of period                         $14.498(3)
Value at end of period                                $9.481
Number of accumulation units
 outstanding at end of period                          7,621
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                         $11.721                 $9.763(2)
Value at end of period                                $9.891                $11.721
Number of accumulation units
 outstanding at end of period                         13,778                  4,408

------------------------------------------------------------------

                                                     2000                   1999                   1998                   1997
                                                     ----                   ----                   ----                   ----
AIM V.I. VALUE FUND
Value at beginning of period                         $11.511                 $9.778(3)
Value at end of period                                $9.703                $11.511
Number of accumulation units
 outstanding at end of period                         24,288                 27,063
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                         $22.705                $20.485                $17.840                $16.178(1)
Value at end of period                               $21.722                $22.705                $20.485                $17.840
Number of accumulation units
 outstanding at end of period                            969                  1,312                  3,612                  3,576
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                         $18.334                $17.459                $15.837                $14.065(1)
Value at end of period                               $19.632                $18.334                $17.459                $15.837
Number of accumulation units
 outstanding at end of period                         33,029                 31,846                 44,812                 49,884
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                         $25.999                $19.155                $13.904                $12.498(1)
Value at end of period                               $22.858                $25.999                $19.155                $13.904
Number of accumulation units
 outstanding at end of period                         62,729                 60,970                 41,575                 31,477
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                         $19.243                $13.662                $12.269                $12.518(1)
Value at end of period                               $15.374                $19.243                $13.662                $12.269
Number of accumulation units
 outstanding at end of period                          2,771                  1,456                  1,816                  1,206
FIDELITY VIP II CONTRAFUND-REGISTERED
TRADEMARK- PORTFOLIO
Value at beginning of period                         $24.053                $19.601                $15.270                $13.443(1)
Value at end of period                               $22.182                $24.053                $19.601                $15.270
Number of accumulation units
 outstanding at end of period                         34,734                 35,985                 31,455                 29,365
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                         $46.640                $20.951                $15.801                $14.156(1)
Value at end of period                               $31.406                $46.640                $20.951                $15.801
Number of accumulation units
 outstanding at end of period                         74,586                 63,769                 32,182                 26,177
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                         $24.922                $19.908                $15.012                $13.573(1)
Value at end of period                               $24.064                $24.922                $19.908                $15.012
Number of accumulation units
 outstanding at end of period                         41,858                 43,805                 23,035                  8,663
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                         $15.540                $15.487                $14.373                $13.448(1)
Value at end of period                               $16.308                $15.540                $15.487                $14.373
Number of accumulation units
 outstanding at end of period                            493                  6,227                  9,337                    323
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                         $29.366                $20.651                $15.414                $13.985(1)
Value at end of period                               $24.782                $29.366                $20.651                $15.414
Number of accumulation units
 outstanding at end of period                         48,284                 28,974                  7,088                  6,389
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                         $34.574                $21.288                $16.720                $15.828(1)
Value at end of period                               $28.796                $34.574                $21.288                $16.720
Number of accumulation units
 outstanding at end of period                        101,799                 84,796                 67,482                 63,534
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                         $15.681                $10.018                 $8.115(1)
Value at end of period                               $16.275                $15.681                $10.018
Number of accumulation units
 outstanding at end of period                         14,615                  6,425                  2,465
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                         $13.900                $12.336                $15.541                $15.221(1)
Value at end of period                               $16.250                $13.900                $12.336                $15.541
Number of accumulation units
 outstanding at end of period                            877                    900                    745                  8,053
PPI MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period                         $35.480                $24.145                $19.291                $19.016(3)
Value at end of period                               $33.037                $35.480                $24.145                $19.291
Number of accumulation units
 outstanding at end of period                          9,109                  8,425                  5,460                  7,188
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                         $28.481                $19.114                $14.927                $15.114(3)
Value at end of period                               $20.033                $28.481                $19.114                $14.927
Number of accumulation units
 outstanding at end of period                         14,666                 14,236                 40,140                 56,819
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                         $20.527                $16.758                $13.795                $14.067(3)
Value at end of period                               $19.365                $20.527                $16.758                $13.795
Number of accumulation units
 outstanding at end of period                        101,085                 64,138                 56,680                 55,233
PPI SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period                         $31.255                $19.978                $16.986                $16.776(3)
Value at end of period                               $24.820                $31.255                $19.978                $16.986
Number of accumulation units
 outstanding at end of period                          4,115                  6,428                  3,855                  6,970
PPI T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                         $21.922                $18.146                $14.400                $14.112(3)
Value at end of period                               $21.643                $21.922                $18.146                $14.400
Number of accumulation units
 outstanding at end of period                         20,218                 24,825                 29,384                 24,650

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during February
                        2000.
                  (2)   Funds were first received in this option during May 2000.
                  (3)   Funds were first received in this option during March 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during July 1999.
                  (2)   Funds were first received in this option during September
                        1999.

------------------------------------------------------------------

                  (3)   Funds were first received in this option during May 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during October
                        1998.
                  (2)   Funds were first received in this option during January
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during June 1997.
                  (2)   Funds were first received in this option during December
                        1997.
                  (3)   Funds were first received in this option during November
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXIV
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
             OF 0.60% FOR AETNA FUNDS AND 0.75% FOR ALL OTHER FUNDS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000
                                                                       ----
AETNA ASCENT VP
Value at beginning of period                                         $18.231(1)
Value at end of period                                               $17.628
Number of accumulation units outstanding at end of period              7,890
AETNA BALANCED VP, INC
Value at beginning of period                                         $24.797(1)
Value at end of period                                               $23.973
Number of accumulation units outstanding at end of period            280,298
AETNA BOND VP
Value at beginning of period                                         $14.385(1)
Value at end of period                                               $15.030
Number of accumulation units outstanding at end of period             59,880
AETNA CROSSROADS VP
Value at beginning of period                                         $16.707(1)
Value at end of period                                               $16.347
Number of accumulation units outstanding at end of period              4,111
AETNA GROWTH VP
Value at beginning of period                                         $24.462(1)
Value at end of period                                               $20.793
Number of accumulation units outstanding at end of period             80,897
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $28.038(1)
Value at end of period                                               $25.628
Number of accumulation units outstanding at end of period            727,721
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $22.482(1)
Value at end of period                                               $20.650
Number of accumulation units outstanding at end of period            110,804
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $15.067(1)
Value at end of period                                               $14.774
Number of accumulation units outstanding at end of period             23,200
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                         $10.027(1)
Value at end of period                                               $10.477
Number of accumulation units outstanding at end of period              3,067
AETNA INTERNATIONAL VP
Value at beginning of period                                         $13.152(1)
Value at end of period                                               $11.501
Number of accumulation units outstanding at end of period              4,906
AETNA LEGACY VP
Value at beginning of period                                         $15.609(1)
Value at end of period                                               $15.623
Number of accumulation units outstanding at end of period              3,716
AETNA MONEY MARKET VP
Value at beginning of period                                         $13.398(1)
Value at end of period                                               $13.592
Number of accumulation units outstanding at end of period             86,231
AETNA SMALL COMPANY VP
Value at beginning of period                                         $19.585(1)
Value at end of period                                               $18.597
Number of accumulation units outstanding at end of period             23,758
AETNA TECHNOLOGY VP
Value at beginning of period                                          $8.891(1)
Value at end of period                                                $5.840
Number of accumulation units outstanding at end of period             25,944
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $20.650(1)
Value at end of period                                               $20.634
Number of accumulation units outstanding at end of period             17,416
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $15.281(1)
Value at end of period                                               $12.115
Number of accumulation units outstanding at end of period             17,938

------------------------------------------------------------------

                                                                       2000
                                                                       ----
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.051(1)
Value at end of period                                                $9.489
Number of accumulation units outstanding at end of period             16,053
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.715(1)
Value at end of period                                                $9.898
Number of accumulation units outstanding at end of period             27,070
AIM V.I. VALUE FUND
Value at beginning of period                                         $10.611(1)
Value at end of period                                                $9.711
Number of accumulation units outstanding at end of period              2,804
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $23.113(1)
Value at end of period                                               $21.748
Number of accumulation units outstanding at end of period              5,528
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $19.049(1)
Value at end of period                                               $19.655
Number of accumulation units outstanding at end of period             33,297
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $25.914(1)
Value at end of period                                               $22.885
Number of accumulation units outstanding at end of period            183,299
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $16.962(1)
Value at end of period                                               $15.392
Number of accumulation units outstanding at end of period              8,637
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $23.513(1)
Value at end of period                                               $22.209
Number of accumulation units outstanding at end of period             77,274
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $43.951(1)
Value at end of period                                               $31.443
Number of accumulation units outstanding at end of period            312,954
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $24.658(1)
Value at end of period                                               $24.093
Number of accumulation units outstanding at end of period            143,009
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $15.851(1)
Value at end of period                                               $16.328
Number of accumulation units outstanding at end of period              7,489
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $29.874(1)
Value at end of period                                               $24.812
Number of accumulation units outstanding at end of period            127,738
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $33.364(1)
Value at end of period                                               $28.830
Number of accumulation units outstanding at end of period            210,872
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $16.764(1)
Value at end of period                                               $16.294
Number of accumulation units outstanding at end of period             16,614
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.237(1)
Value at end of period                                               $10.197
Number of accumulation units outstanding at end of period              2,010
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                         $14.773(1)
Value at end of period                                               $16.269
Number of accumulation units outstanding at end of period              4,181
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $37.485(1)
Value at end of period                                               $33.077
Number of accumulation units outstanding at end of period             29,270
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $24.830(1)
Value at end of period                                               $20.057
Number of accumulation units outstanding at end of period             93,440
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $21.916(1)
Value at end of period                                               $19.388
Number of accumulation units outstanding at end of period             35,218

------------------------------------------------------------------

                                                                       2000
                                                                       ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $25.595(1)
Value at end of period                                               $24.850
Number of accumulation units outstanding at end of period             16,938
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $23.370(1)
Value at end of period                                               $21.669
Number of accumulation units outstanding at end of period             68,020

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during October
                        2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXV
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
             OF 0.75% FOR AETNA FUNDS AND 0.90% FOR ALL OTHER FUNDS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000
                                                                       ----
AETNA ASCENT VP
Value at beginning of period                                         $17.673(1)
Value at end of period                                               $17.620
Number of accumulation units outstanding at end of period                663
AETNA BALANCED VP, INC.
Value at beginning of period                                         $24.183(1)
Value at end of period                                               $23.962
Number of accumulation units outstanding at end of period             16,891
AETNA BOND VP
Value at beginning of period                                         $14.416(1)
Value at end of period                                               $15.023
Number of accumulation units outstanding at end of period              4,465
AETNA CROSSROADS VP
Value at beginning of period                                         $16.294(1)
Value at end of period                                               $16.340
Number of accumulation units outstanding at end of period                304
AETNA GROWTH VP
Value at beginning of period                                         $23.388(1)
Value at end of period                                               $20.784
Number of accumulation units outstanding at end of period              2,394
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $26.982(1)
Value at end of period                                               $25.617
Number of accumulation units outstanding at end of period             34,056
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $21.677(1)
Value at end of period                                               $20.641
Number of accumulation units outstanding at end of period              7,168
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $14.459(1)
Value at end of period                                               $14.768
Number of accumulation units outstanding at end of period              3,480
AETNA INTERNATIONAL VP
Value at beginning of period                                         $12.586(1)
Value at end of period                                               $11.496
Number of accumulation units outstanding at end of period                  2
AETNA LEGACY VP
Value at beginning of period                                         $15.374(1)
Value at end of period                                               $15.616
Number of accumulation units outstanding at end of period                966
AETNA MONEY MARKET VP
Value at beginning of period                                         $13.409(1)
Value at end of period                                               $13.586
Number of accumulation units outstanding at end of period             27,084
AETNA SMALL COMPANY VP
Value at beginning of period                                         $18.318(1)
Value at end of period                                               $18.589
Number of accumulation units outstanding at end of period              2,705
AETNA TECHNOLOGY VP
Value at beginning of period                                          $7.855(1)
Value at end of period                                                $5.837
Number of accumulation units outstanding at end of period                381
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $20.538(1)
Value at end of period                                               $20.625
Number of accumulation units outstanding at end of period                591
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $14.236(1)
Value at end of period                                               $12.110
Number of accumulation units outstanding at end of period                660
AIM V.I. GROWTH FUND
Value at beginning of period                                         $11.267(1)
Value at end of period                                                $9.485
Number of accumulation units outstanding at end of period              2,055

------------------------------------------------------------------

                                                                       2000
                                                                       ----
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.140(1)
Value at end of period                                                $9.894
Number of accumulation units outstanding at end of period              8,540
AIM V.I. VALUE FUND
Value at beginning of period                                         $10.085(1)
Value at end of period                                                $9.707
Number of accumulation units outstanding at end of period                114
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $22.610(1)
Value at end of period                                               $21.739
Number of accumulation units outstanding at end of period                227
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $18.652(1)
Value at end of period                                               $19.647
Number of accumulation units outstanding at end of period             15,603
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $25.026(1)
Value at end of period                                               $22.876
Number of accumulation units outstanding at end of period             23,381
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $16.449(1)
Value at end of period                                               $15.386
Number of accumulation units outstanding at end of period              1,669
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $22.768(1)
Value at end of period                                               $22.199
Number of accumulation units outstanding at end of period              7,666
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $40.992(1)
Value at end of period                                               $31.430
Number of accumulation units outstanding at end of period             30,076
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $24.180(1)
Value at end of period                                               $24.083
Number of accumulation units outstanding at end of period              6,885
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $15.890(1)
Value at end of period                                               $16.321
Number of accumulation units outstanding at end of period              1,366
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $28.180(1)
Value at end of period                                               $24.801
Number of accumulation units outstanding at end of period             12,973
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $32.009(1)
Value at end of period                                               $28.818
Number of accumulation units outstanding at end of period             24,037
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $16.277(1)
Value at end of period                                               $16.288
Number of accumulation units outstanding at end of period              1,979
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.235(1)
Value at end of period                                               $10.193
Number of accumulation units outstanding at end of period                  1
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                         $15.024(1)
Value at end of period                                               $16.262
Number of accumulation units outstanding at end of period                823
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $36.090(1)
Value at end of period                                               $33.063
Number of accumulation units outstanding at end of period              2,496
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $22.873(1)
Value at end of period                                               $20.048
Number of accumulation units outstanding at end of period              6,332
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $21.170(1)
Value at end of period                                               $19.380
Number of accumulation units outstanding at end of period             18,054
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $25.253(1)
Value at end of period                                               $24.839
Number of accumulation units outstanding at end of period                677

------------------------------------------------------------------

                                                                       2000
                                                                       ----
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $22.363(1)
Value at end of period                                               $21.660
Number of accumulation units outstanding at end of period             14,653

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during October
                        2000.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXVI
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                     OF 0.95% EFFECTIVE ON JANUARY 15, 1996
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION. THE ACCUMULATION UNIT VALUES REFLECT A MORTALITY AND EXPENSE RISK CHARGE OF 1.25% UNTIL JANUARY 15, 1996, WHEN THE MORTALITY AND EXPENSE RISK CHARGE WAS REDUCED TO 0.95% DURING THE ACCUMULATION PHASE. IT WILL INCREASE TO 1.25% DURING THE INCOME PHASE.

                                    2000        1999        1998        1997        1996         1995          1994
                                    ----        ----        ----        ----        ----         ----          ----
AETNA ASCENT VP
Value at beginning of period        $18.172     $16.028     $15.514     $13.063     $10.673       $10.000(1)
Value at end of period              $17.927     $18.172     $16.028     $15.514     $13.063       $10.673
Number of accumulation units
 outstanding at end of period        72,526      68,230      80,754      65,940      22,888       393,053
AETNA BALANCED VP, INC.
Value at beginning of period        $24.687     $21.917     $18.922     $15.596     $13.673       $10.868       $11.057
Value at end of period              $24.380     $24.687     $21.917     $18.922     $15.596       $13.673       $10.868
Number of accumulation units
 outstanding at end of period       681,758     725,533     768,510     776,268     768,178    38,152,395    23,139,604
AETNA BOND VP
Value at beginning of period        $14.037     $14.264     $13.316     $12.413     $12.098       $10.360       $10.905
Value at end of period              $15.286     $14.037     $14.264     $13.316     $12.413       $12.098       $10.360
Number of accumulation units
 outstanding at end of period       268,652     345,815     389,466     328,774     354,731    21,379,976    11,713,354
AETNA CROSSROADS VP
Value at beginning of period        $16.670     $15.255     $14.541     $12.486     $10.612       $10.000(1)
Value at end of period              $16.625     $16.670     $15.255     $14.541     $12.486       $10.612
Number of accumulation units
 outstanding at end of period        72,153      69,848      78,788      71,276      35,151       294,673
AETNA GROWTH VP
Value at beginning of period        $24.094     $18.005     $13.202     $12.787(1)
Value at end of period              $21.069     $24.094     $18.005     $13.202
Number of accumulation units
 outstanding at end of period       259,594     172,922     115,677       6,619
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $29.475     $25.319     $22.325     $17.352     $14.077       $10.778       $11.020
Value at end of period              $26.063     $29.475     $25.319     $22.325     $17.352       $14.077       $10.778
Number of accumulation units
 outstanding at end of period     4,152,127   4,530,330   5,019,611   5,232,193   4,796,196   188,964,022   114,733,035
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period        $23.294     $18.902     $14.500     $10.934     $10.000(1)
Value at end of period              $20.959     $23.294     $18.902     $14.500     $10.934
Number of accumulation units
 outstanding at end of period       728,522     580,525     386,036     159,318      27,436
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period        $12.530     $10.913      $7.633(1)
Value at end of period              $14.923     $12.530     $10.913
Number of accumulation units
 outstanding at end of period       140,820      32,617       5,166
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period         $9.703      $8.834      $6.425(1)
Value at end of period              $10.583      $9.703      $8.834
Number of accumulation units
 outstanding at end of period        36,589      14,120       6,054
AETNA INTERNATIONAL VP
Value at beginning of period        $14.682      $9.785      $8.779(1)
Value at end of period              $11.617     $14.682       9.785
Number of accumulation units
 outstanding at end of period        15,926       5,886         583
AETNA LEGACY VP
Value at beginning of period        $15.264     $14.375     $13.571     $11.965     $10.580       $10.000(1)
Value at end of period              $15.889     $15.264     $14.375     $13.571     $11.965       $10.580
Number of accumulation units
 outstanding at end of period        50,443      53,313      63,385      38,899      13,861       143,637

                                    1993         1992         1991
                                    ----         ----         ----
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period        $10.189      $12.736(1)    $10.896
Value at end of period              $11.057      $10.189      $12.736
Number of accumulation units
 outstanding at end of period    11,368,365       11,508   22,898,099
AETNA BOND VP
Value at beginning of period        $10.068      $36.789(2)    $31.192
Value at end of period              $10.905      $10.068      $36.789
Number of accumulation units
 outstanding at end of period     4,084,142        3,870    7,844,412
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $10.454      $97.165(3)    $77.845
Value at end of period              $11.020      $10.454      $97.165
Number of accumulation units
 outstanding at end of period    44,166,470       21,250   20,948,226
AETNA INDEX PLUS
LARGE CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                    2000        1999        1998        1997        1996         1995          1994
                                    ----        ----        ----        ----        ----         ----          ----
AETNA MONEY MARKET VP
Value at beginning of period        $13.083     $12.558     $12.022     $11.506     $11.026       $10.528       $10.241
Value at end of period              $13.823     $13.083     $12.558     $12.022     $11.506       $11.026       $10.528
Number of accumulation units
 outstanding at end of period       380,540     345,617     230,562     262,519     228,698    12,999,680     7,673,528
AETNA SMALL COMPANY VP
Value at beginning of period        $17.778     $13.704     $13.684     $13.119(1)
Value at end of period              $18.843     $17.778     $13.704     $13.684
Number of accumulation units
 outstanding at end of period       130,002      58,528      61,244       1,098
AETNA TECHNOLOGY VP
Value at beginning of period         $9.849(1)
Value at end of period               $5.854
Number of accumulation units
 outstanding at end of period       158,660
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period        $19.103     $16.113     $13.290     $13.037(2)
Value at end of period              $20.907     $19.103     $16.113     $13.290
Number of accumulation units
 outstanding at end of period        71,761      52,283      54,627       3,417
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period        $15.993(2)
Value at end of period              $12.205
Number of accumulation units
 outstanding at end of period        21,995
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period        $12.244(3)
Value at end of period               $9.972
Number of accumulation units
 outstanding at end of period        28,163
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $22.998     $20.668     $17.946     $15.088     $13.527       $10.554       $11.036
Value at end of period              $22.125     $22.998     $20.668     $17.946     $15.088       $13.527       $10.554
Number of accumulation units
 outstanding at end of period        68,633      68,703      71,154      66,428      57,557       966,098       521,141
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period        $18.570     $17.615     $15.931     $12.554     $11.092       $10.000(1)
Value at end of period              $19.996     $18.570     $17.615     $15.931     $12.554       $11.092
Number of accumulation units
 outstanding at end of period       177,577     222,000     239,214     196,921     116,432     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period        $26.334     $19.326     $13.987     $11.435     $10.066       $10.000(1)
Value at end of period              $23.282     $26.334     $19.326     $13.987     $11.435       $10.066
Number of accumulation units
 outstanding at end of period       615,609     476,086     292,985     181,487     112,748     1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period        $19.492     $13.784     $12.342     $11.169      $9.961       $10.000(1)
Value at end of period              $15.659     $19.492     $13.784     $12.342     $11.169        $9.961
Number of accumulation units
 outstanding at end of period        24,252      24,274      26,108      22,047      10,848       196,090
FIDELITY VIP II
CONTRAFUND-REGISTERED
TRADEMARK-
PORTFOLIO
Value at beginning of period        $24.363     $19.776     $15.360     $12.491     $10.397       $10.000(1)
Value at end of period              $22.594     $24.363     $19.776     $15.360     $12.491       $10.397
Number of accumulation units
 outstanding at end of period       213,249     222,596     209,707     171,832      92,021     2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period        $47.242     $21.139     $15.895     $14.243     $13.322       $10.581       $10.000(1)
Value at end of period              $31.989     $47.242     $21.139     $15.895     $14.243       $13.322       $10.581
Number of accumulation units
 outstanding at end of period       846,146     582,335     283,821     253,316     226,504     4,887,060       753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period        $25.243     $20.086     $15.100     $12.485     $10.850       $10.000(1)
Value at end of period              $24.511     $25.243     $20.086     $15.100     $12.485       $10.850
Number of accumulation units
 outstanding at end of period       354,240     248,076     105,755      45,503      29,442        93,304

                                    1993         1992         1991
                                    ----         ----         ----
AETNA MONEY MARKET VP
Value at beginning of period        $10.048      $33.812(4)    $32.138
Value at end of period              $10.241      $10.048      $33.812
Number of accumulation units
 outstanding at end of period     2,766,044          825    8,430,082
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA TECHNOLOGY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL APPRECIATION
FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $10.278      $10.000(5)
Value at end of period              $11.036      $10.278
Number of accumulation units
 outstanding at end of period       144,168        2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND-REGISTERED
TRADEMARK-
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                    2000        1999        1998        1997        1996         1995          1994
                                    ----        ----        ----        ----        ----         ----          ----
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period        $15.741     $15.626     $14.458     $13.060     $12.077        $9.873       $10.000(1)
Value at end of period              $16.611     $15.741     $15.626     $14.458     $13.060       $12.077        $9.873
Number of accumulation units
 outstanding at end of period        55,993      53,088      57,101      13,925       6,607       315,361        28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period        $29.744     $20.836     $15.505     $12.753     $10.870       $10.000(1)
Value at end of period              $25.242     $29.744     $20.836     $15.505     $12.753       $10.870
Number of accumulation units
 outstanding at end of period       423,179     260,307     128,844      83,855      51,761       259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period        $35.020     $21.478     $16.819     $13.900     $10.877       $10.000(1)
Value at end of period              $29.330     $35.020     $21.478     $16.819     $13.900       $10.877
Number of accumulation units
 outstanding at end of period       954,756     771,009     655,881     511,940     212,494     1,036,040
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period        $15.775     $10.039      $8.907(1)
Value at end of period              $16.464     $15.775     $10.039
Number of accumulation units
 outstanding at end of period        90,381      14,291         774
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period        $10.108      $9.915      $9.660(1)
Value at end of period              $10.304     $10.108      $9.915
Number of accumulation units
 outstanding at end of period         2,328       1,294         176
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period        $14.079     $12.446     $15.633     $14.729     $11.720       $10.154       $10.877
Value at end of period              $16.552     $14.079     $12.446     $15.633     $14.729       $11.720       $10.154
Number of accumulation units
 outstanding at end of period        20,792      26,550      37,897      73,258      42,174       711,892       703,676
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period        $35.938     $24.361     $19.405     $19.123(3)
Value at end of period              $33.651     $35.938     $24.361     $19.405
Number of accumulation units
 outstanding at end of period       251,486     184,604     182,557     192,553
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period        $28.849     $19.285     $15.015     $15.199(3)
Value at end of period              $20.405     $28.849     $19.285     $15.015
Number of accumulation units
 outstanding at end of period       638,181     587,576     595,462     573,528
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period        $20.792     $16.907     $13.877     $14.147(3)
Value at end of period              $19.724     $20.792     $16.907     $13.877
Number of accumulation units
 outstanding at end of period       327,757     333,629     378,798     418,965
PPI SCUDDER
INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period        $31.658     $20.157     $17.087     $16.871(3)
Value at end of period              $25.281     $31.658     $20.157     $17.087
Number of accumulation units
 outstanding at end of period       244,725     262,481     273,684     295,952
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period        $22.205     $18.309     $14.485     $14.192(3)
Value at end of period              $22.045     $22.205     $18.309     $14.485
Number of accumulation units
 outstanding at end of period       327,658     297,723     277,044     212,654

                                    1993         1992         1991
                                    ----         ----         ----
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period         $9.832      $10.000(5)
Value at end of period              $10.877       $9.832
Number of accumulation units
 outstanding at end of period       135,614          561
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.

------------------------------------------------------------------

                  (2)   Funds were first received in this option during July 2000.
                  (3)   Funds were first received in this option during September
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during October
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during December
                        1997.
                  (2)   Funds were first received in this option during August 1997.
                  (3)   Funds were first received in this option during November
                        1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        August 1996 when the portfolio became available under the
                        contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
                        Funds were first received in this option during October
                        1998.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1995:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during August 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during October 1994, when the funds were first
                        received in this option.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
                  (1)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (2)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (3)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (4)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (5)   The initial accumulation unit value was established at
                        $10.000 on August 21, 1992, the date on which the
                        fund/portfolio became available under the contract.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXVII
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                       OF 0.95% EFFECTIVE ON MAY 25, 1996
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION. THE ACCUMULATION UNIT VALUES REFLECT A MORTALITY AND EXPENSE RISK CHARGE OF 1.25% UNTIL MAY 25, 1996, WHEN THE MORTALITY AND EXPENSE RISK CHARGE WAS REDUCED TO 0.95% DURING THE ACCUMULATION PHASE. IT WILL INCREASE TO 1.25% DURING THE INCOME PHASE.

                                      2000        1999        1998        1997        1996         1995          1994
                                      ----        ----        ----        ----        ----         ----          ----
AETNA ASCENT VP
Value at beginning of period          $18.135     $16.011     $15.497     $13.049     $10.673       $10.000(1)
Value at end of period                $17.845     $18.135     $16.011     $15.497     $13.049       $10.673
Number of accumulation units
 outstanding at end of period          10,709      11,396      29,149     178,233      35,180       393,053
AETNA BALANCED VP, INC.
Value at beginning of period          $24.637     $21.893     $18.901     $15.579     $13.673       $10.868       $11.057
Value at end of period                $24.268     $24.637     $21.893     $18.901     $15.579       $13.673       $10.868
Number of accumulation units
 outstanding at end of period         110,144     127,612     266,636   1,511,041   1,528,051    38,152,395    23,139,604
AETNA BOND VP
Value at beginning of period          $14.009     $14.248     $13.301     $12.399     $12.098       $10.360       $10.905
Value at end of period                $15.215     $14.009     $14.248     $13.301     $12.399       $12.098       $10.360
Number of accumulation units
 outstanding at end of period         114,543     128,235     200,650     463,068     493,485    21,379,976    11,713,354
AETNA CROSSROADS VP
Value at beginning of period          $16.637     $15.239     $14.526     $12.473     $10.612       $10.000(1)
Value at end of period                $16.548     $16.637     $15.239     $14.526     $12.473       $10.612
Number of accumulation units
 outstanding at end of period           9,638      10,401      30,057      99,660      28,829       294,673
AETNA GROWTH VP
Value at beginning of period          $24.071     $18.005     $13.202     $12.975(1)
Value at end of period                $20.994     $24.071     $18.005     $13.202
Number of accumulation units
 outstanding at end of period          32,770      26,330      81,693       4,360
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $29.416     $25.291     $22.301     $17.333     $14.077       $10.778       $11.020
Value at end of period                $25.943     $29.416     $25.291     $22.301     $17.333       $14.077       $10.778
Number of accumulation units
 outstanding at end of period         867,249   1,028,949   2,491,029   7,667,724   7,250,286   188,964,022   114,733,035
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period          $23.273     $18.902     $14.500     $10.934     $10.000(1)
Value at end of period                $20.885     $23.273     $18.902     $14.500     $10.934
Number of accumulation units
 outstanding at end of period          96,356      83,941     145,736     190,348      28,473
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period          $12.519     $10.913      $9.927(1)
Value at end of period                $14.870     $12.519     $10.913
Number of accumulation units
 outstanding at end of period          19,361       5,399       9,117
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period           $9.694      $8.834      $9.997(1)
Value at end of period                $10.545      $9.694      $8.834
Number of accumulation units
 outstanding at end of period           6,874       5,249      12,800
AETNA INTERNATIONAL VP
Value at beginning of period          $14.668      $9.785     $10.183(1)
Value at end of period                $11.576     $14.668      $9.785
Number of accumulation units
 outstanding at end of period           6,892       1,203       7,767
AETNA LEGACY VP
Value at beginning of period          $15.234     $14.361     $13.557     $11.953     $10.580       $10.000(1)
Value at end of period                $15.817     $15.234     $14.361     $13.557     $11.953       $10.580
Number of accumulation units
 outstanding at end of period           3,220       3,379      17,756      58,121      15,755       143,637

                                       1993        1992        1991
                                       ----        ----        ----
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period           $10.189   $12.736(1)    $10.896
Value at end of period                 $11.057   $10.189       $12.736
Number of accumulation units
 outstanding at end of period       11,368,365    11,508    22,898,099
AETNA BOND VP
Value at beginning of period           $10.068   $36.789(2)    $31.192
Value at end of period                 $10.905   $10.068       $36.789
Number of accumulation units
 outstanding at end of period        4,084,142     3,870     7,844,412
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $10.454   $97.165(3)    $77.845
Value at end of period                 $11.020   $10.454       $97.165
Number of accumulation units
 outstanding at end of period       44,166,470    21,250    20,948,226
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                      2000        1999        1998        1997        1996         1995          1994
                                      ----        ----        ----        ----        ----         ----          ----
AETNA MONEY MARKET VP
Value at beginning of period          $13.057     $12.545     $12.009     $11.494     $11.026       $10.528       $10.241
Value at end of period                $13.759     $13.057     $12.545     $12.009     $11.494       $11.026       $10.528
Number of accumulation units
 outstanding at end of period         101,086    $117,934     132,737     328,674     351,832    12,999,680     7,673,528
AETNA SMALL COMPANY VP
Value at beginning of period          $17.762     $13.704     $13.684     $13.248(1)
Value at end of period                $18.777     $17.762     $13.704     $13.684
Number of accumulation units
 outstanding at end of period          29,276      12,642      52,936      12,603
AETNA TECHNOLOGY VP
Value at beginning of period           $9.950(1)
Value at end of period                 $5.842
Number of accumulation units
 outstanding at end of period          54,143
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period          $19.085     $16.113     $13.290     $13.093(1)
Value at end of period                $20.834     $19.085     $16.113     $13.290
Number of accumulation units
 outstanding at end of period           5,126       3,855      19,971       8,131
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period          $13.359(2)
Value at end of period                $12.130
Number of accumulation units
 outstanding at end of period           8,952
AIM V.I. GROWTH FUND
Value at beginning of period          $12.098     $10.229(1)
Value at end of period                 $9.529     $12.098
Number of accumulation units
 outstanding at end of period           9,403         110
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period          $11.710      $9.645(2)
Value at end of period                 $9.911     $11.710
Number of accumulation units
 outstanding at end of period          31,226         328
AIM V.I. VALUE FUND
Value at beginning of period          $11.495      $9.915(3)
Value at end of period                 $9.719     $11.495
Number of accumulation units
 outstanding at end of period          14,972         181
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period          $22.951     $20.646     $17.926     $15.071     $13.527       $10.554       $11.036
Value at end of period                $22.024     $22.951     $20.646     $17.926     $15.071       $13.527       $10.554
Number of accumulation units
 outstanding at end of period          16,336      16,438      21,808      40,783      35,511       966,098       521,141
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period          $18.533     $17.596     $15.914     $12.541     $11.092       $10.000(1)
Value at end of period                $19.904     $18.533     $17.596     $15.914     $12.541       $11.092
Number of accumulation units
 outstanding at end of period          20,688      30,245      74,067     121,281      82,568     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period          $26.281     $19.305     $13.972     $11.423     $10.066       $10.000(1)
Value at end of period                $23.175     $26.281     $19.305     $13.972     $11.423       $10.066
Number of accumulation units
 outstanding at end of period          87,549      77,945     100,561     176,877     135,704     1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period          $19.452     $13.769     $12.328     $11.157      $9.961       $10.000(1)
Value at end of period                $15.587     $19.452     $13.769     $12.328     $11.157        $9.961
Number of accumulation units
 outstanding at end of period          11,389       7,531      14,165      40,516      29,108       196,090
FIDELITY VIP II
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period          $24.314     $19.755     $15.343     $12.477     $10.397       $10.000(1)
Value at end of period                $22.490     $24.314     $19.755     $15.343     $12.477       $10.397
Number of accumulation units
 outstanding at end of period          74,363      79,042     176,553     320,226     175,463     2,116,732

                                       1993        1992        1991
                                       ----        ----        ----
AETNA MONEY MARKET VP
Value at beginning of period           $10.048   $33.812(4)    $32.138
Value at end of period                 $10.241   $10.048       $33.812
Number of accumulation units
 outstanding at end of period        2,766,044       825     8,430,082
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA TECHNOLOGY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period           $10.278   $10.000(5)
Value at end of period                 $11.036   $10.278
Number of accumulation units
 outstanding at end of period          144,168     2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                      2000        1999        1998        1997        1996         1995          1994
                                      ----        ----        ----        ----        ----         ----          ----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period          $47.147     $21.116     $15.878     $14.227     $13.322       $10.581       $10.000(1)
Value at end of period                $31.842     $47.147     $21.116     $15.878     $14.227       $13.322       $10.581
Number of accumulation units
 outstanding at end of period         137,401      98,304     120,002     211,783     171,747     4,887,060       753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period          $25.192     $20.064     $15.084     $12.472     $10.850       $10.000(1)
Value at end of period                $24.398     $25.192     $20.064     $15.084     $12.472       $10.850
Number of accumulation units
 outstanding at end of period          65,153      54,960      45,435      58,999      29,198        93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period          $15.709     $15.609     $14.442     $13.046     $12.077        $9.873       $10.000(1)
Value at end of period                $16.535     $15.709     $15.609     $14.442     $13.046       $12.077        $9.873
Number of accumulation units
 outstanding at end of period           5,661       5,620      10,857      11,145       9,054       315,361        28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period          $29.684     $20.813     $15.489     $12.739     $10.870       $10.000(1)
Value at end of period                $25.126     $29.684     $20.813     $15.489     $12.739       $10.870
Number of accumulation units
 outstanding at end of period          68,376      52,381      47,157      86,733      67,001       259,196
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period          $34.949     $21.455     $16.800     $13.885     $10.877       $10.000(1)
Value at end of period                $29.195     $34.949     $21.455     $16.800     $13.885       $10.877
Number of accumulation units
 outstanding at end of period         136,897     109,644     236,904     586,164     241,823     1,036,040
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period          $15.760     $10.039     $10.080(1)
Value at end of period                $16.407     $15.760     $10.039
Number of accumulation units
 outstanding at end of period           9,278         595       3,153
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period          $10.099      $9.915     $10.056(2)
Value at end of period                $10.268     $10.099      $9.915
Number of accumulation units
 outstanding at end of period             294         597       1,158
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period          $14.051     $12.433     $15.616     $14.713     $11.720       $10.154       $10.877
Value at end of period                $16.475     $14.051     $12.433     $15.616     $14.713       $11.720       $10.154
Number of accumulation units
 outstanding at end of period           4,068       5,186      16,414      72,475      43,665       711,892       703,676
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period          $35.866     $24.335     $19.384     $19.102(2)
Value at end of period                $33.496     $35.866     $24.335     $19.384
Number of accumulation units
 outstanding at end of period          35,905      20,453      48,711      84,592
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period          $28.791     $19.264     $14.999     $15.183(2)
Value at end of period                $20.311     $28.791     $19.264     $14.999
Number of accumulation units
 outstanding at end of period          70,521      67,372     289,625     586,517
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period          $20.750     $16.889     $13.862     $14.131(2)
Value at end of period                $19.634     $20.750     $16.889     $13.862
Number of accumulation units
 outstanding at end of period          45,243      50,206     158,866     317,033
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period          $31.595     $20.135     $17.068     $16.853(2)
Value at end of period                $25.165     $31.595     $20.135     $17.068
Number of accumulation units
 outstanding at end of period          27,858      29,731      81,257     273,402

                                       1993        1992        1991
                                       ----        ----        ----
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period            $9.832   $10.000(5)
Value at end of period                 $10.877    $9.832
Number of accumulation units
 outstanding at end of period          135,614       561
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                      2000        1999        1998        1997        1996         1995          1994
                                      ----        ----        ----        ----        ----         ----          ----
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period          $22.160     $18.289     $14.470     $14.176(2)
Value at end of period                $21.944     $22.160     $18.289     $14.470
Number of accumulation units
 outstanding at end of period          31,369      31,427      84,842     227,469

                                       1993        1992        1991
                                       ----        ----        ----
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.
                  (2)   Funds were first received in this option during January
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during July 1999.
                  (2)   Funds were first received in this option during September
                        1999.
                  (3)   Funds were first received in this option during June 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31,1998:
                  (1)   Funds were first received in this option during May 1998.
                  (2)   Funds were first received in this option during July 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during December
                        1997.
                  (2)   Funds were first received in this option during November
                        1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        August 1996 when the portfolio became available under the
                        contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1995:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during August 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during October 1994, when the funds were first
                        received in this option.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
                  (1)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (2)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (3)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (4)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (5)   The initial accumulation unit value was established at
                        $10.000 on August 21, 1992, the date on which the
                        fund/portfolio became available under the contract.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                  TABLE XXVIII
    FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES
                OF 0.95% EFFECTIVE ON OR AFTER DECEMBER 16, 1996
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION. THE ACCUMULATION UNIT VALUES REFLECT A MORTALITY AND EXPENSE RISK CHARGE OF 1.25% UNTIL DECEMBER 16, 1996, WHEN THE MORTALITY AND EXPENSE RISK CHARGE WAS REDUCED TO 0.95% DURING THE ACCUMULATION PHASE. IT WILL INCREASE TO 1.25% DURING THE INCOME PHASE. THE CLASS OF ACCUMULATION UNIT VALUE SHOWN BELOW MAY ALSO BE USED FOR CONTRACTS WITH 0.95% TOTAL SEPARATE ACCOUNT CHARGES ISSUED AFTER DECEMBER 16, 1996; HOWEVER, THE CONDENSED FINANCIAL INFORMATION FOR PERIODS PRIOR TO DECEMBER 16, 1996 WILL NOT BE APPLICABLE.

                                   2000       1999        1998         1997         1996         1995          1994
                                   ----       ----        ----         ----         ----         ----          ----
AETNA ASCENT VP
Value at beginning of period     $18.105     $15.984      $15.471      $13.027      $10.673       $10.000(1)
Value at end of period           $17.815     $18.105      $15.984      $15.471      $13.027       $10.673
Number of accumulation units
 outstanding at end of period      8,474      11,315       38,675       86,255       32,497       393,053
AETNA BALANCED VP, INC.
Value at beginning of period     $24.596     $21.857      $18.870      $15.553      $13.673       $10.868       $11.057
Value at end of period           $24.228     $24.596      $21.857      $18.870      $15.553       $13.673       $10.868
Number of accumulation units
 outstanding at end of period     83,252      86,058      771,906    1,144,876      270,688    38,152,395    23,139,604
AETNA BOND VP
Value at beginning of period     $13.986     $14.225      $13.279      $12.379      $12.098       $10.360       $10.905
Value at end of period           $15.190     $13.986      $14.225      $13.279      $12.379       $12.098       $10.360
Number of accumulation units
 outstanding at end of period    101,759     114,359      289,651      553,279      159,594    21,379,976    11,713,354
AETNA CROSSROADS VP
Value at beginning of period     $16.609     $15.214      $14.501      $12.452      $10.612       $10.000(1)
Value at end of period           $16.521     $16.609      $15.214      $14.501      $12.452       $10.612
Number of accumulation units
 outstanding at end of period     10,168      14,627      100,734      101,836        9,415       294,673
AETNA GROWTH VP
Value at beginning of period     $24.071     $18.005      $13.202      $12.912(1)
Value at end of period           $20.994     $24.071      $18.005      $13.202
Number of accumulation units
 outstanding at end of period     38,168      24,434       59,374            7
AETNA GROWTH AND
INCOME VP
Value at beginning of period     $29.367     $25.249      $22.264      $17.304      $14.077       $10.778       $11.020
Value at end of period           $25.900     $29.367      $25.249      $22.264      $17.304       $14.077       $10.778
Number of accumulation units
 outstanding at end of period    878,040     975,160    4,070,904    8,238,898    3,033,655   188,964,022   114,733,035
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period     $23.256     $18.888      $14.489      $10.925      $11.038(1)
Value at end of period           $20.870     $23.256      $18.888      $14.489      $10.925
Number of accumulation units
 outstanding at end of period     43,031      37,025      136,252      293,223       23,856
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period     $12.519     $10.913       $9.962(1)
Value at end of period           $14.870     $12.519      $10.913
Number of accumulation units
 outstanding at end of period     19,369       3,069       26,111
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period      $9.694      $8.834       $9.876(1)
Value at end of period           $10.545      $9.694       $8.834
Number of accumulation units
 outstanding at end of period      6,766       1,965       26,257
AETNA INTERNATIONAL VP
Value at beginning of period     $14.668      $9.785       $9.974(2)
Value at end of period           $11.576     $14.668       $9.785
Number of accumulation units
 outstanding at end of period      1,094         752          168

                                    1993        1992        1991
                                    ----        ----        ----
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period        $10.189    $12.736(1)     $10.896
Value at end of period              $11.057    $10.189       $12.736
Number of accumulation units
 outstanding at end of period    11,368,365     11,508    22,898,099
AETNA BOND VP
Value at beginning of period        $10.068    $36.789(2)     $31.192
Value at end of period              $10.905    $10.068       $36.789
Number of accumulation units
 outstanding at end of period     4,084,142      3,870     7,844,412
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period        $10.454    $97.165(3)     $77.845
Value at end of period              $11.020    $10.454       $97.165
Number of accumulation units
 outstanding at end of period    44,166,470     21,250    20,948,226
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                   2000       1999        1998         1997         1996         1995          1994
                                   ----       ----        ----         ----         ----         ----          ----
AETNA LEGACY VP
Value at beginning of period     $15.208     $14.336      $13.534      $11.932      $10.580       $10.000(1)
Value at end of period           $15.789     $15.208      $14.336      $13.534      $11.932       $10.580
Number of accumulation units
 outstanding at end of period      6,547       7,165       80,907       82,178        7,543       143,637
AETNA MONEY MARKET VP
Value at beginning of period     $13.035     $12.524      $11.989      $11.475      $11.026       $10.528       $10.241
Value at end of period           $13.736     $13.035      $12.524      $11.989      $11.475       $11.026       $10.528
Number of accumulation units
 outstanding at end of period     82,420      81,149      300,195      477,490      179,361    12,999,680     7,673,528
AETNA SMALL COMPANY VP
Value at beginning of period     $17.762     $13.704      $13.684      $13.248(1)
Value at end of period           $18.777     $17.762      $13.704      $13.684
Number of accumulation units
 outstanding at end of period     15,865       9,745       49,514        4,993
AETNA TECHNOLOGY VP
Value at beginning of period      $9.950(1)
Value at end of period            $5.842
Number of accumulation units
 outstanding at end of period     21,058
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period     $19.085     $16.113      $13.290      $13.093(1)
Value at end of period           $20.834     $19.085      $16.113      $13.290
Number of accumulation units
 outstanding at end of period      6,153       4,285       32,612        4,910
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period     $13.745      $9.660(1)
Value at end of period           $12.130     $13.745
Number of accumulation units
 outstanding at end of period      7,589          42
AIM V.I. GROWTH FUND
Value at beginning of period     $12.098     $10.595(2)
Value at end of period            $9.529     $12.098
Number of accumulation units
 outstanding at end of period      2,847          18
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period     $11.710      $9.601(1)
Value at end of period            $9.911     $11.710
Number of accumulation units
 outstanding at end of period      3,109         115
AIM V.I. VALUE FUND
Value at beginning of period     $11.495      $9.845(3)
Value at end of period            $9.719     $11.495
Number of accumulation units
 outstanding at end of period      4,687         674
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period     $22.913     $20.612      $17.896      $15.046      $13.527       $10.554       $11.036
Value at end of period           $21.987     $22.913      $20.612      $17.896      $15.046       $13.527       $10.554
Number of accumulation units
 outstanding at end of period      5,812       6,811       37,944       62,328       21,317       966,098       521,141
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period     $18.502     $17.567      $15.887      $12.520      $11.092       $10.000(1)
Value at end of period           $19.871     $18.502      $17.567      $15.887      $12.520       $11.092
Number of accumulation units
 outstanding at end of period     13,789      14,979       68,970      114,725       27,814     1,660,304
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period     $26.237     $19.273      $13.948      $11.404      $10.066       $10.000(1)
Value at end of period           $23.137     $26.237      $19.273      $13.948      $11.404       $10.066
Number of accumulation units
 outstanding at end of period     63,542      43,826      176,188      191,151       60,491     1,833,794
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period     $19.420     $13.745      $12.308      $11.138       $9.961       $10.000(1)
Value at end of period           $15.561     $19.420      $13.746      $12.308      $11.138        $9.961
Number of accumulation units
 outstanding at end of period      4,699       3,845       17,178       19,949        2,023       196,090

                                    1993        1992        1991
                                    ----        ----        ----
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period        $10.048    $33.812(4)     $32.138
Value at end of period              $10.241    $10.048       $33.812
Number of accumulation units
 outstanding at end of period     2,766,044        825     8,430,082
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA TECHNOLOGY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA VALUE
OPPORTUNITY VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL
APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH AND
INCOME FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL
BALANCED PORTFOLIO
Value at beginning of period        $10.278    $10.000(5)
Value at end of period              $11.036    $10.278
Number of accumulation units
 outstanding at end of period       144,168      2,556
FIDELITY VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                   2000       1999        1998         1997         1996         1995          1994
                                   ----       ----        ----         ----         ----         ----          ----
FIDELITY VIP II
CONTRAFUND-REGISTERED
TRADEMARK-
PORTFOLIO
Value at beginning of period     $24.274     $19.722      $15.318      $12.457      $10.397       $10.000(1)
Value at end of period           $22.453     $24.274      $19.722      $15.318      $12.457       $10.397
Number of accumulation units
 outstanding at end of period     39,966     $37,380      187,525      263,159       41,394     2,116,732
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period     $47.068     $21.081      $15.851      $14.204      $13.322       $10.581       $10.000(1)
Value at end of period           $31.789     $47.068      $21.081      $15.851      $14.204       $13.322       $10.581
Number of accumulation units
 outstanding at end of period    118,869      79,376      212,741      294,623      122,154     4,887,060       753,862
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period     $25.151     $20.031      $15.059      $12.451      $10.850       $10.000(1)
Value at end of period           $24.358     $25.151      $20.031      $15.059      $12.451       $10.850
Number of accumulation units
 outstanding at end of period     35,278      32,085       89,095       78,052       12,340        93,304
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period     $15.683     $15.583      $14.418      $13.024      $12.077        $9.873       $10.000(1)
Value at end of period           $16.507     $15.683      $15.583      $14.418      $13.024       $12.077        $9.873
Number of accumulation units
 outstanding at end of period      5,349       6,316       20,317       13,587        3,861       315,361        28,543
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period     $29.635     $20.778      $15.463      $12.718      $10.870       $10.000(1)
Value at end of period           $25.084     $29.635      $20.778      $15.463      $12.718       $10.870
Number of accumulation units
 outstanding at end of period     42,270      38,376       61,355       93,386       29,696       259,196
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period     $34.891     $21.419      $16.773      $13.862      $10.877       $10.000(1)
Value at end of period           $29.147     $34.891      $21.419      $16.773      $13.862       $10.877
Number of accumulation units
 outstanding at end of period    109,139      81,241      301,775      538,281      124,749     1,036,040
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period     $15.760     $10.039      $10.042(1)
Value at end of period           $16.407     $15.760      $10.039
Number of accumulation units
 outstanding at end of period      6,179         329          382
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period     $10.099      $9.915       $9.992(1)
Value at end of period           $10.268     $10.099       $9.915
Number of accumulation units
 outstanding at end of period      3,971       3,113        5,938
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period     $14.028     $12.412      $15.590      $14.688      $11.720       $10.154       $10.877
Value at end of period           $16.448     $14.028      $12.412      $15.590      $14.688       $11.720       $10.154
Number of accumulation units
 outstanding at end of period      7,372       9,116       38,283      103,604       10,977       711,892       703,676
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period     $35.806     $24.294      $19.352      $19.071(2)
Value at end of period           $33.440     $35.806      $24.294      $19.352
Number of accumulation units
 outstanding at end of period     24,245      18,282      171,102      206,191
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period     $28.743     $19.232      $14.974      $15.158(2)
Value at end of period           $20.277     $28.743      $19.232      $14.974
Number of accumulation units
 outstanding at end of period     75,358      73,452      398,717      703,653
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period     $20.716     $16.861      $13.839      $14.108(2)
Value at end of period           $19.601     $20.716      $16.861      $13.839
Number of accumulation units
 outstanding at end of period     64,259      66,415      431,603      627,658

                                    1993        1992        1991
                                    ----        ----        ----
FIDELITY VIP II
CONTRAFUND-REGISTERED
TRADEMARK-
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN BALANCED
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE
INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN
WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER GLOBAL
SECURITIES FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC
BOND FUND/VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PILGRIM NATURAL
RESOURCES TRUST
Value at beginning of period         $9.832    $10.000(5)
Value at end of period              $10.877     $9.832
Number of accumulation units
 outstanding at end of period       135,614        561
PPI MFS CAPITAL
OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS EMERGING
EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI MFS RESEARCH
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                   2000       1999        1998         1997         1996         1995          1994
                                   ----       ----        ----         ----         ----         ----          ----
PPI MFS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period     $31.542     $20.102      $17.040      $16.825(2)
Value at end of period           $25.123     $31.542      $20.102      $17.040
Number of accumulation units
 outstanding at end of period     37,706      35,480      353,311      457,354
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period     $22.123     $18.258      $14.445      $14.153(2)
Value at end of period           $21.907     $22.123      $18.258      $14.445
Number of accumulation units
 outstanding at end of period     21,531      19,172      109,123      200,374

                                    1993        1992        1991
                                    ----        ----        ----
PPI MFS SCUDDER
INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PPI T. ROWE PRICE
GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during June 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during June 1999.
                  (2)   Funds were first received in this option during November
                        1999.
                  (3)   Funds were first received in this option during August 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during May 1998.
                  (2)   Funds were first received in this option during August 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during December
                        1997.
                  (2)   Funds were first received in this option during November
                        1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
                  (1)   The initial accumulation unit value was established during
                        December 1996 when the portfolio became available under the contract, when the funds were first received in this option or when the applicable daily asset charge was first
                        utilized.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1995:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during August 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
                  (1)   The initial accumulation unit value was established at
                        $10.000 during October 1994, when the funds were first
                        received in this option.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1992:
                  (1)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was 13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (2)   The accumulation unit value was established at $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (3)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (4)   The accumulation unit value was converted to $10.000 on
                        August 21, 1992 upon the commencement of a new
                        administrative system. Immediately prior to that date, the accumulation unit value of the fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
                  (5)   The initial accumulation unit value was established at
                        $10.000 on August 21, 1992, the date on which the
                        fund/portfolio became available under the contract.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXIX
        FOR CONTRACTS ISSUED TO MISSOURI MUNICIPAL LEAGUE UNDER DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000             1999
                                                                       ----             ----
AETNA ASCENT VP
Value at beginning of period                                         $18.122          $16.800(1)
Value at end of period                                               $17.858          $18.122
Number of accumulation units outstanding at end of period             15,636           14,127
AETNA BALANCED VP, INC.
Value at beginning of period                                         $24.619          $22.705(1)
Value at end of period                                               $24.286          $24.619
Number of accumulation units outstanding at end of period            227,797          246,195
AETNA BOND VP
Value at beginning of period                                         $13.999          $14.118(1)
Value at end of period                                               $15.227          $13.999
Number of accumulation units outstanding at end of period             17,781           23,788
AETNA CROSSROADS VP
Value at beginning of period                                         $16.624          $15.738(1)
Value at end of period                                               $16.561          $16.624
Number of accumulation units outstanding at end of period             10,579           12,284
AETNA GROWTH VP
Value at beginning of period                                         $24.094          $19.053(1)
Value at end of period                                               $21.045          $24.094
Number of accumulation units outstanding at end of period            $69,862           61,303
AETNA GROWTH AND INCOME VP
Value at beginning of period                                         $29.394          $26.736(1)
Value at end of period                                               $25.963          $29.394
Number of accumulation units outstanding at end of period            868,958          948,654
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                         $23.277          $20.242(1)
Value at end of period                                               $20.920          $23.277
Number of accumulation units outstanding at end of period            378,291          309,655
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                         $12.530          $10.927(1)
Value at end of period                                               $14.906          $12.530
Number of accumulation units outstanding at end of period             46,569            2,027
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                          $9.703           $8.783(1)
Value at end of period                                               $10.571           $9.703
Number of accumulation units outstanding at end of period             12,341            5,600
AETNA INTERNATIONAL VP
Value at beginning of period                                         $14.681          $10.489(1)
Value at end of period                                               $11.604          $14.681
Number of accumulation units outstanding at end of period              2,242            1,250
AETNA LEGACY VP
Value at beginning of period                                         $15.222          $14.711(1)
Value at end of period                                               $15.828          $15.222
Number of accumulation units outstanding at end of period             55,825           42,489
AETNA MONEY MARKET VP
Value at beginning of period                                         $13.047          $12.707(1)
Value at end of period                                               $13.769          $13.047
Number of accumulation units outstanding at end of period            117,584          139,150
AETNA SMALL COMPANY VP
Value at beginning of period                                         $17.778          $14.508(1)
Value at end of period                                               $18.822          $17.778
Number of accumulation units outstanding at end of period             39,273           29,452
AETNA TECHNOLOGY VP
Value at beginning of period                                          $8.618(1)
Value at end of period                                                $5.848
Number of accumulation units outstanding at end of period             52,014
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                         $19.103          $17.291(1)
Value at end of period                                               $20.884          $19.103
Number of accumulation units outstanding at end of period             14,448           11,792
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                         $13.372(2)
Value at end of period                                               $12.160
Number of accumulation units outstanding at end of period             38,763

------------------------------------------------------------------

                                                                       2000             1999
                                                                       ----             ----
AIM V.I. GROWTH FUND
Value at beginning of period                                         $12.110          $11.240(2)
Value at end of period                                                $9.552          $12.110
Number of accumulation units outstanding at end of period              7,103            2,843
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                         $11.721           $9.727(3)
Value at end of period                                                $9.935          $11.721
Number of accumulation units outstanding at end of period             11,950            1,867
AIM V.I. VALUE FUND
Value at beginning of period                                         $11.036(2)
Value at end of period                                                $9.742
Number of accumulation units outstanding at end of period             18,115
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                         $22.935          $21.036(1)
Value at end of period                                               $22.040          $22.935
Number of accumulation units outstanding at end of period              3,041            2,376
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                         $18.519          $19.392(1)
Value at end of period                                               $19.919          $18.519
Number of accumulation units outstanding at end of period             25,298           25,382
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                         $26.262          $21.072(1)
Value at end of period                                               $23.193          $26.262
Number of accumulation units outstanding at end of period            103,625           82,069
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                         $19.438          $14.422(1)
Value at end of period                                               $15.599          $19.438
Number of accumulation units outstanding at end of period              9,134            7,321
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                         $24.296          $21.258(1)
Value at end of period                                               $22.507          $24.296
Number of accumulation units outstanding at end of period             76,555           82,920
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                         $47.112          $27.003(1)
Value at end of period                                               $31.866          $47.112
Number of accumulation units outstanding at end of period            299,257          214,523
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                         $25.174          $22.140(1)
Value at end of period                                               $24.417          $25.174
Number of accumulation units outstanding at end of period            101,913           80,071
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                         $15.698          $15.603(1)
Value at end of period                                               $16.547          $15.698
Number of accumulation units outstanding at end of period              9,312            9,552
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                         $29.662          $23.156(1)
Value at end of period                                               $25.145          $29.662
Number of accumulation units outstanding at end of period            103,000           63,406
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                         $34.923          $23.168(1)
Value at end of period                                               $29.217          $34.923
Number of accumulation units outstanding at end of period            276,228          216,743
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                         $15.775          $10.913(1)
Value at end of period                                               $16.446          $15.775
Number of accumulation units outstanding at end of period             38,009           14,641
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                         $10.108           $9.954(1)
Value at end of period                                               $10.292          $10.108
Number of accumulation units outstanding at end of period                978            3,895
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                         $14.041          $14.452(1)
Value at end of period                                               $16.488          $14.041
Number of accumulation units outstanding at end of period              3,120            4,390
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                         $35.839          $27.595(1)
Value at end of period                                               $33.521          $35.839
Number of accumulation units outstanding at end of period             35,540           23,458
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $28.769          $20.019(1)
Value at end of period                                               $20.326          $28.769
Number of accumulation units outstanding at end of period            200,927          194,333
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $20.735          $17.376(1)
Value at end of period                                               $19.648          $20.735
Number of accumulation units outstanding at end of period             76,323           86,899

------------------------------------------------------------------

                                                                       2000             1999
                                                                       ----             ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                         $31.571          $21.199(1)
Value at end of period                                               $25.184          $31.571
Number of accumulation units outstanding at end of period             73,935           79,515
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $22.144          $19.112(1)
Value at end of period                                               $21.960          $22.144
Number of accumulation units outstanding at end of period             55,667           53,724

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
                  (2)   Funds were first received in this option during January
                        2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during May 1999.
                  (2)   Funds were first received in this option during December
                        1999.
                  (3)   Funds were first received in this option during October
                        1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE XXX
     FOR CONTRACTS ISSUED TO METROPOLITAN UTILITIES DISTRICT UNDER DEFERRED
        COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000, IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY KPMG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2000 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                       2000              1999
                                                                       ----              ----
AETNA ASCENT VP
Value at beginning of period                                           $18.152           $16.828(1)
Value at end of period                                                 $17.888           $18.152
Number of accumulation units outstanding at end of period               10,632             9,510
AETNA BALANCED VP, INC.
Value at beginning of period                                           $24.660           $22.742(1)
Value at end of period                                                 $24.327           $24.660
Number of accumulation units outstanding at end of period               90,316            89,985
AETNA BOND VP
Value at beginning of period                                           $14.022           $14.142(1)
Value at end of period                                                 $15.252           $14.022
Number of accumulation units outstanding at end of period               38,843            74,784
AETNA CROSSROADS VP
Value at beginning of period                                           $16.652           $15.764(1)
Value at end of period                                                 $16.588           $16.652
Number of accumulation units outstanding at end of period               11,879            12,822
AETNA GROWTH VP
Value at beginning of period                                           $24.094           $19.053(1)
Value at end of period                                                 $21.045           $24.094
Number of accumulation units outstanding at end of period              103,003            72,901
AETNA GROWTH AND INCOME VP
Value at beginning of period                                           $29.443           $26.781(1)
Value at end of period                                                 $26.006           $29.443
Number of accumulation units outstanding at end of period            1,132,148         1,234,587
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                           $23.294           $20.257(1)
Value at end of period                                                 $20.936           $23.294
Number of accumulation units outstanding at end of period              142,200           120,481
AETNA INDEX PLUS MID CAP VP
Value at beginning of period                                           $12.530           $10.927(1)
Value at end of period                                                 $14.906           $12.530
Number of accumulation units outstanding at end of period               21,104             6,386
AETNA INDEX PLUS SMALL CAP VP
Value at beginning of period                                            $9.703            $8.783(1)
Value at end of period                                                 $10.571            $9.703
Number of accumulation units outstanding at end of period                9,384             5,603
AETNA INTERNATIONAL VP
Value at beginning of period                                           $14.681           $10.489(1)
Value at end of period                                                 $11.604           $14.681
Number of accumulation units outstanding at end of period               22,821            19,174
AETNA LEGACY VP
Value at beginning of period                                           $15.248           $14.736(1)
Value at end of period                                                 $15.855           $15.248
Number of accumulation units outstanding at end of period                5,217             8,034
AETNA MONEY MARKET VP
Value at beginning of period                                           $13.069           $12.728(1)
Value at end of period                                                 $13.792           $13.069
Number of accumulation units outstanding at end of period              141,829           124,835
AETNA SMALL COMPANY VP
Value at beginning of period                                           $17.778           $14.508(1)
Value at end of period                                                 $18.822           $17.778
Number of accumulation units outstanding at end of period               50,097            37,985
AETNA TECHNOLOGY VP
Value at beginning of period                                            $9.496(1)
Value at end of period                                                  $5.848
Number of accumulation units outstanding at end of period               93,245
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                           $19.103           $17.291(1)
Value at end of period                                                 $20.884           $19.103
Number of accumulation units outstanding at end of period               26,507            19,132
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                           $14.269(2)
Value at end of period                                                 $12.160
Number of accumulation units outstanding at end of period               36,954

------------------------------------------------------------------

                                                                       2000              1999
                                                                       ----              ----
AIM V.I. GROWTH FUND
Value at beginning of period                                           $12.655(2)
Value at end of period                                                  $9.552
Number of accumulation units outstanding at end of period               18,076
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                           $11.815(2)
Value at end of period                                                  $9.935
Number of accumulation units outstanding at end of period                8,936
AIM V.I. VALUE FUND
Value at beginning of period                                           $11.754(2)
Value at end of period                                                  $9.742
Number of accumulation units outstanding at end of period               13,459
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                           $22.973           $21.071(1)
Value at end of period                                                 $22.077           $22.973
Number of accumulation units outstanding at end of period                3,627             3,697
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                           $18.550           $19.424(1)
Value at end of period                                                 $19.952           $18.550
Number of accumulation units outstanding at end of period               39,261            37,177
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                           $26.305           $21.107(1)
Value at end of period                                                 $23.231           $26.305
Number of accumulation units outstanding at end of period               92,855            73,156
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                           $19.470           $14.446(1)
Value at end of period                                                 $15.625           $19.470
Number of accumulation units outstanding at end of period               12,808            11,298
FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                                           $24.336           $21.293(1)
Value at end of period                                                 $22.544           $24.336
Number of accumulation units outstanding at end of period              117,567           111,857
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                           $47.190           $27.048(1)
Value at end of period                                                 $31.919           $47.190
Number of accumulation units outstanding at end of period              171,176           130,374
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                           $25.216           $22.177(1)
Value at end of period                                                 $24.457           $25.216
Number of accumulation units outstanding at end of period               57,541            42,380
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                           $15.724           $15.629(1)
Value at end of period                                                 $16.575           $15.724
Number of accumulation units outstanding at end of period                8,757             8,959
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                           $29.712           $23.195(1)
Value at end of period                                                 $25.187           $29.712
Number of accumulation units outstanding at end of period               84,429            45,184
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                           $34.982           $23.206(1)
Value at end of period                                                 $29.266           $34.982
Number of accumulation units outstanding at end of period              193,452           158,965
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                           $15.775           $10.913(1)
Value at end of period                                                 $16.446           $15.775
Number of accumulation units outstanding at end of period               16,186             2,690
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                           $10.108            $9.954(1)
Value at end of period                                                 $10.292           $10.108
Number of accumulation units outstanding at end of period                7,670               483
PILGRIM NATURAL RESOURCES TRUST
Value at beginning of period                                           $14.064           $14.476(1)
Value at end of period                                                 $16.515           $14.064
Number of accumulation units outstanding at end of period                2,572             4,217
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                           $35.899           $27.641(1)
Value at end of period                                                 $33.577           $35.899
Number of accumulation units outstanding at end of period               34,743            29,139
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                           $28.817           $20.053(1)
Value at end of period                                                 $20.360           $28.817
Number of accumulation units outstanding at end of period              205,501           197,164
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                           $20.770           $17.405(1)
Value at end of period                                                 $19.681           $20.770
Number of accumulation units outstanding at end of period               99,464            94,525

------------------------------------------------------------------

                                                                       2000              1999
                                                                       ----              ----
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                           $31.624           $21.234(1)
Value at end of period                                                 $25.225           $31.624
Number of accumulation units outstanding at end of period               43,700            46,782
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                           $22.181           $19.144(1)
Value at end of period                                                 $21.997           $22.181
Number of accumulation units outstanding at end of period               54,355            51,974

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during May 2000.
                  (2)   Funds were first received in this option during February
                        2000.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during May 1999.

                          FOR MASTER APPLICATIONS ONLY
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C PROSPECTUS DATED MAY 1, 2001, AS WELL AS ALL CURRENT PROSPECTUSES FOR THE FUNDS AVAILABLE UNDER THE CONTRACTS.


____ PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.01107-01) DATED MAY 1, 2001.


--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.01107-01

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2001. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the "separate account").

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862


Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                           Page
General Information and History                                             2

Variable Annuity Account C                                                  2

Offering and Purchase of Contracts                                          3

Performance Data                                                            3

     General                                                                3

     Average Annual Total Return Quotations                                 3

Income Phase Payments                                                       6

Sales Material and Advertising                                              7

Independent Auditors                                                        7

Financial Statements of the Separate Account                                S-1

Financial Statements of Aetna Life Insurance and Annuity Company            F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 2000, the Company and its subsidiary life company had $51 billion invested through its products, including $37 billion in its separate accounts (of which the Company or its subsidiary, Aeltus Investment Management, Inc. oversees the management of $23 billion). The Company is ranked among the top 1% of all U.S. life insurance companies rated by A.M. Best Company as of December 31, 1999. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. (See "Fees" in the prospectus.) We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.


The funds currently available under the contract are as follows:

- AETNA ASCENT VP                             - Aetna Variable Fund d/b/a AETNA
- AETNA BALANCED VP, INC.                       GROWTH AND INCOME VP
- Aetna Income Shares d/b/a AETNA BOND VP     - AETNA INDEX PLUS LARGE CAP VP
- AETNA CROSSROADS VP                         - AETNA INDEX PLUS MID CAP VP
- AETNA GROWTH VP                             - AETNA INDEX PLUS SMALL CAP VP

- AETNA INTERNATIONAL VP
- AETNA LEGACY VP
- Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET VP
- AETNA SMALL COMPANY VP
- AETNA TECHNOLOGY VP
- AETNA VALUE OPPORTUNITY VP
- AIM V.I. CAPITAL APPRECIATION FUND
- AIM V.I. GROWTH FUND
- AIM V.I. GROWTH AND INCOME FUND
- AIM V.I. VALUE FUND
- AMERICAN CENTURY INCOME & GROWTH FUND (ADVISOR CLASS) (1)
- CALVERT SOCIAL BALANCED PORTFOLIO
- DEM-Registered Trademark- EQUITY FUND (INSTITUTIONAL SHARES)(1)
- FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) EQUITY-INCOME PORTFOLIO
- FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) GROWTH PORTFOLIO
- FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) OVERSEAS PORTFOLIO
- FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP II)
  CONTRAFUND-Registered Trademark- PORTFOLIO
- JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
- JANUS ASPEN BALANCED PORTFOLIO
- JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO (SERVICE SHARES)
- JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
- JANUS ASPEN GROWTH PORTFOLIO
- JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
- JANUS TWENTY  FUND(2)
- OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A SHARES) (1)
- OPPENHEIMER GLOBAL SECURITIES FUND/VA
- OPPENHEIMER STRATEGIC BOND FUND/VA
- PAX WORLD BALANCED FUND, INC. (1)

- PILGRIM NATURAL RESOURCES TRUST (FORMERLY LEXINGTON NATURAL RESOURCES
  TRUST)(2)

- PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO FORMERLY PPI MFS VALUE EQUITY PORTFOLIO
- PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO
- PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO
- PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO
- PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO
- WACHOVIA SPECIAL VALUES FUND (CLASS A SHARES) (1)


(1)  This fund is available to the general public.
(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company's subsidiary, Aetna Investment Services, LLC (AIS) serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of AIS or of other registered broker-dealers who have entered into sales arrangements with AIS. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized total return"), as well as the "non-standardized total return," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the corresponding subaccount of the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges, maintenance fees and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance reflected the investment performance of the underlying fund plus any cash held by the subaccount.

The non-standardized total return figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of any applicable maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the corresponding subaccount of the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maximum maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2000 for the subaccounts under the contracts. The standardized returns (Table A) assume the maximum mortality and expense risk charge of 1.50%, administrative expense charge of 0.25%, maximum maintenance fee of $30 and early withdrawal charges corresponding to Schedule I in the prospectus that is based on completed payment periods. The non-standardized returns (Table B) assume the same charges but do not include the early withdrawal charges. We may also advertise returns based on other fee schedules that apply to a particular contract. These fee schedules may result in higher returns than those shown.


For the subaccounts funded by the Portfolio Partners, INC. (PPI) portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the PPI portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the PPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                                                               STANDARDIZED                             DATE
                                                                                                                  CONTRIBUTIONS
                                                                                                                  FIRST RECEIVED
                                                                                                       SINCE         UNDER THE
                             SUBACCOUNT                        1 YEAR       5 YEAR       10 YEAR     INCEPTION*   SEPARATE ACCOUNT
                             ----------                        ------       ------       -------     ----------   ----------------
Aetna Ascent VP                                                (7.31%)       8.80%                      9.79%        07/05/1995
Aetna Balanced VP, Inc.(1)                                     (7.21%)       10.11%       10.58%
Aetna Bond VP(1)                                                2.31%        2.78%         5.86%
Aetna Crossroads VP                                            (6.30%)       7.30%                      8.19%        07/05/1995
Aetna Growth VP                                                (17.85%)                                 16.83%       05/30/1997
Aetna Growth and Income VP(1)                                  (16.93%)      10.94%       11.80%
Aetna Index Plus Large Cap VP                                  (15.47%)                                 15.67%       10/31/1996
Aetna Index Plus Mid Cap VP                                     11.90%                                  12.46%       05/04/1998
Aetna Index Plus Small Cap VP                                   2.48%                                  (0.76%)       05/04/1998
Aetna International VP                                         (25.67%)                                 2.07%        05/04/1998
Aetna Legacy VP                                                (2.20%)       6.39%                      7.18%        07/05/1995
Aetna Money Market VP(1)(2)                                    (0.73%)       2.62%         3.26%
Aetna Small Company VP                                         (0.41%)                                  12.56%       05/30/1997
Aetna Technology VP                                                                                    (44.83%)      05/01/2000
Aetna Value Opportunity VP                                      2.83%                                   16.85%       05/30/1997
AIM V.I. Capital Appreciation Fund                             (16.87%)                                 9.41%        05/07/1999
AIM V.I. Growth Fund                                           (25.82%)                                (3.79%)       05/04/1999
AIM V.I. Growth and Income Fund                                (20.28%)                                (2.03%)       05/10/1999
AIM V.I. Value Fund                                            (20.36%)                                (3.94%)       05/05/1999
Calvert Social Balanced Portfolio(1)                           (9.61%)       8.23%         9.27%
Fidelity VIP Equity-Income Portfolio                            1.17%        10.35%                     13.19%       05/31/1994
Fidelity VIP Growth Portfolio                                  (16.94%)      15.99%                     17.56%       05/31/1994
Fidelity VIP Overseas Portfolio                                (24.53%)      7.36%                      6.20%        05/31/1994
Fidelity VIP II Contrafund-Registered Trademark- Portfolio     (12.87%)      14.54%                     16.30%       05/31/1995
Janus Aspen Aggressive Growth Portfolio                        (36.40%)      16.87%                     20.35%       06/30/1994
Janus Aspen Balanced Portfolio                                 (8.77%)       15.45%                     16.04%       06/30/1995
Janus Aspen Flexible Income Portfolio                          (0.85%)       4.54%                      6.81%        10/31/1994
Janus Aspen Growth Portfolio                                   (20.27%)      16.09%                     17.13%       06/30/1995
Janus Aspen Worldwide Growth Portfolio                         (21.32%)      19.61%                     21.43%       05/31/1995
Oppenheimer Global Securities Fund/VA                          (1.94%)                                  16.82%       05/04/1998
Oppenheimer Strategic Bond Fund/VA                             (4.23%)                                 (1.83%)       05/07/1998
Pilgrim Natural Resources Trust                                 10.46%       5.09%                      4.80%        10/14/1991

PPI MFS Capital Opportunities Portfolio                        (12.03%)                                 16.97%       11/28/1997
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(3)   (12.03%)      16.32%       14.57%

PPI MFS Emerging Equities Portfolio                            (33.56%)                                 7.16%        11/28/1997
Alger American Small Cap/PPI MFS Emerging Equities(3)          (33.56%)      6.61%                      9.00%        09/30/1993

PPI MFS Research Growth Portfolio                              (10.87%)                                 8.48%        11/28/1997
American Century VP Capital Appreciation/PPI MFS Research
Growth(3)                                                      (10.87%)      3.28%                      6.91%        08/31/1992

PPI Scudder International Growth Portfolio                     (24.98%)                                 11.04%       11/28/1997
Scudder VLIF International/PPI Scudder International Growth(3) (24.98%)      10.51%       10.04%

PPI T. Rowe Price Growth Equity Portfolio                      (6.72%)                                  12.34%       11/28/1997
Alger American Growth/PPI T. Rowe Price Growth Equity(3)       (6.72%)       14.53%                     16.71%       10/31/1994

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 4.57%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.


(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the

    Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.


                                                                                   NON-STANDARDIZED
                                                                                                                            FUND
                                                                                                               SINCE      INCEPTION
                            SUBACCOUNT                         1 YEAR      3 YEARS    5 YEARS    10 YEARS   INCEPTION**     DATE
                            ----------                         ------      -------    -------    --------   -----------   ---------
Aetna Ascent VP                                                 (2.43%)      3.94%      9.92%                  10.82%     07/05/1995
Aetna Balanced VP, Inc.(1)                                      (2.33%)      7.78%     11.25%     10.58%
Aetna Bond VP(1)                                                 7.70%       3.71%      3.84%      5.86%
Aetna Crossroads VP                                             (1.37%)      3.57%      8.40%                   9.21%     07/05/1995
Aetna Growth VP                                                (13.52%)     15.75%                             19.49%     12/13/1996
Aetna Growth and Income VP(1)                                  (12.55%)      4.29%     12.09%     11.80%
Aetna Index Plus Large Cap VP                                  (11.02%)     11.99%                             17.74%     09/16/1996
Aetna Index Plus Mid Cap VP                                     17.79%      17.83%                              18.87%    12/16/1997
Aetna Index Plus Small Cap VP                                    7.87%       4.38%                              5.77%     12/19/1997
Aetna International VP                                         (21.75%)     10.77%                              11.64%    12/22/1997
Aetna Legacy VP                                                  2.95%       4.39%      7.49%                   8.19%     07/05/1995
Aetna Money Market VP(1)(2)                                      4.49%       3.76%      3.67%      3.26%
Aetna Small Company VP                                           4.83%      10.19%                              15.61%    12/27/1996
Aetna Technology VP                                                                                            (41.93%)   05/01/2000
Aetna Value Opportunity VP                                       8.25%      15.20%                              20.61%    12/13/1996
AIM V.I. Capital Appreciation Fund                             (12.50%)     13.37%      13.42%                  15.31%    05/05/1993
AIM V.I. Growth Fund                                           (21.91%)     10.99%      14.61%                  14.09%    05/05/1993
AIM V.I. Growth and Income Fund                                (16.08%)     11.56%      15.11%                  15.59%    05/02/1994
AIM V.I. Value Fund                                            (16.17%)     11.65%      13.83%                  15.27%    05/05/1993
American Century Income and Growth Fund(1)                     (12.37%)      8.21%      15.46%    15.76%
Calvert Social Balanced Portfolio(1)                            (4.85%)      6.21%       9.34%     9.27%
DEM-Registered Trademark- Equity Fund                          (30.54%)                                         14.71%    04/08/1998
Fidelity VIP Equity-Income Portfolio(1)                          6.50%       6.84%      11.49%    15.28%
Fidelity VIP Growth Portfolio(1)                               (12.57%)     17.39%      17.19%    17.92%
Fidelity VIP Overseas Portfolio(1)                             (20.55%)      7.23%       8.47%     7.34%
Fidelity VIP II Contrafund- Registered Trademark-Portfolio      (8.28%)     12.65%      15.72%                  19.10%    01/03/1995
Janus Aspen Aggressive Growth Portfolio                        (33.05%)     25.06%      18.07%                  20.32%    09/13/1993
Janus Aspen Balanced Portfolio                                  (3.97%)     16.41%      16.64%                  15.13%    09/13/1993
Janus Aspen Capital Appreciation Portfolio(3)                  (19.83%)     26.28%                              28.73%    05/01/1997
Janus Aspen Flexible Income Portfolio                            4.37%       3.74%       5.62%                   6.27%    09/13/1993
Janus Aspen Growth Portfolio                                   (16.08%)     16.52%      17.28%                  15.97%    09/13/1993
Janus Aspen Worldwide Growth Portfolio                         (17.18%)     19.22%      20.85%                  20.12%    09/13/1993
Janus Twenty Fund                                              (33.63%)     22.38%      24.02%    19.80%
Oppenheimer Developing Markets Fund                             (6.94%)      9.71%                              10.33%    11/18/1996
Oppenheimer Global Securities Fund/VA                            3.23%      21.68%      20.17%    13.71%
Oppenheimer Strategic Bond Fund/VA                               0.81%       0.96%       3.88%                   3.83%    05/03/1993
Pax World Balanced Fund, Inc.                                    3.71%      13.52%      14.28%    11.02%
Pilgrim Natural Resources Trust                                 16.28%       0.95%       6.18%                   5.39%    10/14/1991

PPI MFS Capital Opportunities Portfolio                         (7.40%)     19.00%                              18.88%    11/28/1997
Neuberger Berman AMT Growth/PPI MFS Capital
Opportunities(4)                                                (7.40%)     19.00%      17.52%    14.57%

PPI MFS Emerging Equities Portfolio                            (30.06%)      9.71%                              8.95%     11/28/1997
Alger American Small Cap/PPI MFS Emerging Equities(4)          (30.06%)      9.71%       7.71%    12.96%

PPI MFS Research Growth Portfolio                               (6.18%)     11.36%                              10.30%    11/28/1997
American Century VP Capital Appreciation/PPI MFS Research
Growth(4)                                                       (6.18%)     11.36%       4.34%     8.52%

PPI Scudder International Growth Portfolio                     (21.03%)     12.87%                              12.98%    11/28/1997
Scudder VLIF International/PPI Scudder International Growth(4) (21.03%)     12.87%      11.65%    10.04%

PPI T. Rowe Price Growth Equity Portfolio                       (1.81%)     13.93%                              14.18%    11/28/1997
Alger American Growth/PPI T. Rowe Price Growth Equity(4)        (1.81%)     13.93%      15.71%    17.64%

Wachovia Special Values Fund                                    13.11%       4.54%      14.30%                  12.64%    05/07/1993

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

** Reflects performance from the fund's inception date.
(1) These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 4.57%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.


(3) The performance of the Service Shares prior to December 31, 1999 reflects the performance of a different class of Janus Aspen Series, restated based on the Service Shares estimated fees and expenses, ignoring any fee and expense limitations.


(4) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation
preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT C
                                     INDEX

                                                    Page
                                                    ----
Statement of Assets and Liabilities...............  S-2

Statement of Operations...........................  S-7

Statements of Changes in Net Assets...............  S-7

Condensed Financial Information...................  S-8

Notes to Financial Statements.....................  S-38

Independent Auditors' Report......................  S-56

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000
ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                             Net
                                                Shares                         Cost                       Assets
                                                ------                         ----                       ------
  Aetna Ascent VP                        5,259,883            $      76,468,111            $      77,057,293
  Aetna Balanced
    VP, Inc.                            65,331,011                  977,472,296                  875,435,544
  Aetna Bond VP                         23,942,796                  308,330,391                  301,918,661
  Aetna Crossroads VP                    4,604,538                   62,412,640                   62,529,623
  Aetna GET Fund,
    Series C                            14,803,838                  166,451,122                  136,195,306
  Aetna GET Fund,
    Series D                            34,167,037                  343,861,975                  331,078,585
  Aetna GET Fund,
    Series E                            13,367,984                  134,557,909                  131,674,642
  Aetna GET Fund,
    Series G                             3,873,967                   39,038,211                   38,003,615
  Aetna GET Fund,
    Series H                             2,911,742                   29,442,901                   29,175,653
  Aetna GET Fund,
    Series I                               138,369                    1,397,214                    1,364,320
  Aetna GET Fund,
    Series J                                46,892                      473,303                      456,726
  Aetna GET Fund,
    Series K                               284,568                    2,871,053                    2,862,754
  Aetna GET Fund,
    Series L                                 1,598                       15,971                       15,987
  Aetna Growth and Income
    VP                                 196,498,686                6,194,672,657                4,739,548,311
  Aetna Growth VP                       11,418,245                  172,682,851                  171,159,499
  Aetna Index Plus Large
    Cap VP                              29,225,231                  524,351,579                  488,938,113
  Aetna Index Plus Mid
    Cap VP                               3,776,101                   54,070,560                   55,395,398
  Aetna Index Plus Small
    Cap VP                               1,072,901                   12,073,043                   12,842,621
  Aetna International VP                 1,246,310                   17,614,427                   12,949,161
  Aetna Legacy VP                        3,047,043                   38,405,250                   39,124,035
  Aetna Money Market VP                 23,714,655                  319,072,697                  322,713,770
  Aetna Small Company VP                 6,289,033                  114,035,196                  104,712,398
  Aetna Technology VP                    4,227,059                   37,331,806                   24,855,104
  Aetna Value Opportunity
    VP                                   4,111,216                   62,193,891                   63,066,047
  AIM V.I. Funds:
    Capital Appreciation
      Fund                                 712,526                   27,052,669                   21,974,303
    Growth and Income
      Fund                               1,870,223                   57,804,423                   48,981,132
    Growth Fund                            783,289                   25,376,269                   19,441,222
    Value Fund                             676,938                   21,862,116                   18,487,184
  Calvert Social Balanced
    Portfolio                           31,599,633                   62,691,995                   63,262,465
  Fidelity Investments
    Variable Insurance
    Products Fund:
    Equity-Income
      Portfolio                          7,676,441                  176,990,382                  195,902,776
    Growth Portfolio                    10,283,432                  426,652,953                  448,871,801
    High Income Portfolio                  299,483                    2,990,465                    2,449,768
    Overseas Portfolio                     910,031                   20,692,809                   18,191,519
  Fidelity Investments
    Variable Insurance
    Products Fund II:
    Asset Manager
      Portfolio                          1,483,141                   24,349,233                   23,730,253
    Contrafund Portfolio                17,729,634                  363,740,485                  420,901,510
    Index 500 Portfolio                    699,859                  105,141,101                  104,649,875
  Janus Aspen Series:
    Aggressive Growth
      Portfolio                         26,176,122                1,077,875,877                  950,193,244
    Balanced Portfolio                  12,173,271                  285,355,150                  296,053,943
    Flexible Income
      Portfolio                          3,219,721                   37,703,827                   36,898,000
    Growth Portfolio                    15,584,802                  418,878,110                  412,685,554
    Worldwide Growth
      Portfolio                         29,305,563                  921,683,304                1,083,719,714
    Janus Twenty Fund                           10                          581                          545

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

                                                                                                             Net
                                                Shares                         Cost                       Assets
                                                ------                         ----                       ------
  Lexington Funds:
    Emerging Markets
      Fund, Inc.                           834,476            $       6,803,091            $       6,367,049
    Natural Resources
      Trust Fund                         1,131,942                   14,293,827                   16,696,149
    MFS Total Return
      Series Fund                          248,071                    4,630,156                    4,859,718
  Oppenheimer Funds:
    Global Securities
      Fund/VA                            1,657,057                   52,786,290                   50,258,541
    Strategic Bond
      Fund/VA                            1,281,383                    6,096,649                    6,009,685
  Portfolio
    Partners, Inc. (PPI):
    PPI MFS Capital
      Opportunities
      Portfolio                          6,563,822                  267,962,580                  291,499,326
    PPI MFS Emerging
      Equities Portfolio                 7,285,604                  362,545,289                  425,187,851
    PPI MFS Research
      Growth Portfolio                  17,930,384                  191,941,138                  234,529,426
    PPI Scudder
      International
      Growth Portfolio                  11,905,816                  219,730,011                  219,543,248
    PPI T. Rowe Price
      Growth Equity
      Portfolio                          4,051,381                  197,888,308                  244,865,459
                                                              -----------------            -----------------
NET ASSETS                                                    $  15,070,816,142            $  13,689,284,426
                                                              =================            =================

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in
      accumulation............    $              77,057,293
Aetna Balanced VP, Inc.
    Annuity contracts in
      accumulation............                  842,266,266
    Annuity contracts in
      payment period..........                   33,169,278
Aetna Bond VP
    Annuity contracts in
      accumulation............                  296,126,266
    Annuity contracts in
      payment period..........                    5,792,395
Aetna Crossroads VP
    Annuity contracts in
      accumulation............                   62,461,577
    Annuity contracts in
      payment period..........                       68,046
Aetna GET Fund, Series C
    Annuity contracts in
      accumulation............                  136,195,306
Aetna GET Fund, Series D
    Annuity contracts in
      accumulation............                  331,078,585
Aetna GET Fund, Series E
    Annuity contracts in
      accumulation............                  131,674,642
Aetna GET Fund, Series G
    Annuity contracts in
      accumulation............                   38,003,615
Aetna GET Fund, Series H
    Annuity contracts in
      accumulation............                   29,175,653
Aetna GET Fund, Series I
    Annuity contracts in
      accumulation............                    1,364,320
Aetna GET Fund, Series J
    Annuity contracts in
      accumulation............                      456,726
Aetna GET Fund, Series K
    Annuity contracts in
      accumulation............                    2,862,754
Aetna GET Fund, Series L
    Annuity contracts in
      accumulation............                       15,987
Aetna Growth and Income VP
    Annuity contracts in
      accumulation............                4,428,082,443
    Annuity contracts in
      payment period..........                  311,465,868
Aetna Growth VP
    Annuity contracts in
      accumulation............                  171,026,842
    Annuity contracts in
      payment period..........                      132,657
Aetna Index Plus Large Cap VP
    Annuity contracts in
      accumulation............                  487,054,341
    Annuity contracts in
      payment period..........                    1,883,772
Aetna Index Plus Mid Cap VP
    Annuity contracts in
      accumulation............                   55,395,398
Aetna Index Plus Small Cap VP
    Annuity contracts in
      accumulation............                   12,842,621
Aetna International VP
    Annuity contracts in
      accumulation............                   12,949,161
Aetna Legacy VP
    Annuity contracts in
      accumulation............                   38,925,638
    Annuity contracts in
      payment period..........                      198,397

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Aetna Money Market VP
    Annuity contracts in
      accumulation............    $             322,624,048
    Annuity contracts in
      payment period..........                       89,722
Aetna Small Company VP
    Annuity contracts in
      accumulation............                  104,675,715
    Annuity contracts in
      payment period..........                       36,683
Aetna Technology VP
    Annuity contracts in
      accumulation............                   24,855,104
Aetna Value Opportunity VP
    Annuity contracts in
      accumulation............                   63,066,047
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in
      accumulation............                   21,974,303
  Growth and Income Fund
    Annuity contracts in
      accumulation............                   48,981,132
  Growth Fund
    Annuity contracts in
      accumulation............                   19,441,222
  Value Fund
    Annuity contracts in
      accumulation............                   18,487,184
Calvert Social Balanced
  Portfolio
    Annuity contracts in
      accumulation............                   63,262,465
Fidelity Investments Variable
  Insurance Products Fund:
  Equity-Income Portfolio
    Annuity contracts in
      accumulation............                  195,902,776
  Growth Portfolio
    Annuity contracts in
      accumulation............                  448,871,801
  High Income Portfolio
    Annuity contracts in
      accumulation............                    2,449,768
  Overseas Portfolio
    Annuity contracts in
      accumulation............                   18,191,519
Fidelity Investments Variable
  Insurance Products Fund II:
  Asset Manager Portfolio
    Annuity contracts in
      accumulation............                   23,730,253
  Contrafund Portfolio
    Annuity contracts in
      accumulation............                  420,901,510
  Index 500 Portfolio
    Annuity contracts in
      accumulation............                  104,649,875
Janus Aspen Series:
  Aggressive Growth Portfolio
    Annuity contracts in
      accumulation............                  950,193,244
  Balanced Portfolio
    Annuity contracts in
      accumulation............                  296,053,943
  Flexible Income Portfolio
    Annuity contracts in
      accumulation............                   36,898,000
  Growth Portfolio
    Annuity contracts in
      accumulation............                      917,937
    Annuity contracts in
      payment period..........                  411,767,617
  Worldwide Growth Portfolio
    Annuity contracts in
      accumulation............                    1,095,143
    Annuity contracts in
      payment period..........                1,082,624,571

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2000 (continued):

Janus Twenty Fund
    Annuity contracts in
      accumulation............    $                     545
Lexington Funds:
  Emerging Markets Fund, Inc.
    Annuity contracts in
      accumulation............                    6,367,049
  Natural Resources Trust Fund
    Annuity contracts in
      accumulation............                   16,696,149
MFS Total Return Series
    Annuity contracts in
      accumulation............                    4,859,718
Oppenheimer Funds:
  Global Securities Fund/VA
    Annuity contracts in
      accumulation............                   50,258,541
  Strategic Bond Fund/VA
    Annuity contracts in
      accumulation............                       21,845
    Annuity contracts in
      payment period..........                    5,987,840
Portfolio Partners, Inc.
  (PPI):
  PPI MFS Capital
    Opportunities Portfolio
    Annuity contracts in
      accumulation............                  291,099,078
    Annuity contracts in
      payment period..........                      400,248
  PPI MFS Emerging Equities
    Portfolio
    Annuity contracts in
      accumulation............                  425,020,833
    Annuity contracts in
      payment period..........                      167,018
  PPI MFS Research Growth
    Portfolio
    Annuity contracts in
      accumulation............                  234,529,426
  PPI Scudder International
    Growth Portfolio
    Annuity contracts in
      accumulation............                  219,533,810
    Annuity contracts in
      payment period..........                        9,438
  PPI T. Rowe Price Growth
    Equity Portfolio
    Annuity contracts in
      accumulation............                      158,262
    Annuity contracts in
      payment period..........                  244,707,197
                                  -------------------------
                                  $          13,689,284,426
                                  =========================

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C

STATEMENT OF OPERATIONS

                                                        YEAR ENDED
                                                    DECEMBER 31, 2000
                                                    -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................   $ 1,472,215,106
Expenses: (Notes 2 and 5)
  Valuation Year deductions.......................      (175,240,683)
                                                     ---------------
Net investment income.............................   $ 1,296,974,423
                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments: (Notes 1, 4 and
  5)
  Proceeds from sales.............................   $ 3,840,647,337
  Cost of investments sold........................    (3,516,088,718)
                                                     ---------------
    Net realized gain on investments..............       324,558,619
                                                     ---------------
Net unrealized gain (loss) on investments: (Note
  5)
  Beginning of year...............................     2,223,496,072
  End of year.....................................    (1,381,531,716)
                                                     ---------------
    Net change in unrealized gain (loss) on
      investments.................................    (3,605,027,788)
                                                     ---------------
Net realized and unrealized loss on investments...    (3,280,469,169)
                                                     ---------------
Net decrease in net assets resulting from
  operations......................................   $(1,983,494,746)
                                                     ===============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                              YEAR ENDED DECEMBER 31,
                                               2000             1999
                                               ----             ----
FROM OPERATIONS:
Net investment income...................  $ 1,296,974,423  $ 1,336,283,808
Net realized gain on investments........      324,558,619      421,797,682
Net change in unrealized (loss) gain on
  investments...........................   (3,605,027,788)   1,273,553,376
                                          ---------------  ---------------
Net decrease in net assets resulting
  from operations.......................   (1,983,494,746)   3,031,634,866
                                          ---------------  ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase
  payments..............................    1,255,425,118    1,172,840,518
Transfer from the Company for mortality
  guarantee adjustments.................        3,371,394        2,184,815
Transfer from the Company's other
  variable annuity accounts.............      254,674,124      220,257,324
Redemptions by contract holders.........   (1,257,770,002)  (1,347,163,695)
Annuity Payments........................      (47,041,158)     (43,203,172)
Other...................................        1,019,544          184,219
                                          ---------------  ---------------
  Net increase in net assets from unit
    transactions (Note 6)...............      209,679,020        5,100,009
                                          ---------------  ---------------
Change in net assets....................   (1,773,815,726)   3,036,734,875
NET ASSETS:
Beginning of year.......................   15,463,100,152   12,426,365,277
                                          ---------------  ---------------
End of year.............................  $13,689,284,426  $15,463,100,152
                                          ===============  ===============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:
Qualified III              $ 17.940   $ 17.601             (1.89%)                          149.4       $         2,629
Qualified V                  17.814     17.449             (2.05%)                        1,517.2                26,473
Qualified VI                 17.940     17.601             (1.89%)                    2,468,024.0            43,439,691
Qualified VIII               17.934     17.593             (1.90%)                            8.6                   151
Qualified X (1.15)           18.533     18.200             (1.80%)                       12,361.8               224,985
Qualified X (1.25)           18.450     18.100             (1.90%)                      423,053.1             7,657,262
Qualified XI                 18.172     17.927             (1.35%)                       72,525.8             1,300,170
Qualified XII (0.35)         10.649     10.744              0.89%            (5)        144,050.4             1,547,678
Qualified XII (0.40)         16.043     15.873             (1.06%)                        2,004.8                31,822
Qualified XII (0.45)         10.836     10.716             (1.11%)                       60,938.4               653,016
Qualified XII (0.55)         10.819     10.688             (1.21%)                        3,343.1                35,731
Qualified XII (0.65)         10.802     10.660             (1.31%)                      216,679.8             2,309,807
Qualified XII (0.70)         10.793     10.646             (1.36%)                       25,012.0               266,278
Qualified XII (0.75)         10.784     10.633             (1.40%)                      236,647.8             2,516,276
Qualified XII (0.80)         11.458     11.292             (1.45%)                      204,193.7             2,305,755
Qualified XII (0.85)         16.002     15.761             (1.51%)                      120,341.0             1,896,694
Qualified XII (0.90)         11.279     11.104             (1.55%)                       22,446.2               249,243
Qualified XII (0.95)         15.944     15.688             (1.61%)                       61,883.6               970,830
Qualified XII (1.00)         15.915     15.652             (1.65%)                      409,440.5             6,408,563
Qualified XII (1.05)         15.886     15.616             (1.70%)                       52,033.6               812,557
Qualified XII (1.10)         15.857     15.580             (1.75%)                       28,870.7               449,805
Qualified XII (1.15)         15.828     15.544             (1.79%)                       25,071.9               389,718
Qualified XII (1.20)         15.799     15.508             (1.84%)                       39,097.5               606,324
Qualified XII (1.25)         15.770     15.472             (1.89%)                        4,619.1                71,466
Qualified XII (1.30)         15.742     15.436             (1.94%)                       12,799.2               197,568
Qualified XII (1.35)         16.103     15.400             (4.37%)           (2)             12.6                   194
Qualified XII (1.40)         15.685     15.365             (2.04%)                        3,008.1                46,220
Qualified XII (1.50)         15.628     15.294             (2.14%)                          670.5                10,255
Qualified XIII               18.135     17.845             (1.60%)                       10,708.7               191,097
Qualified XV                 18.105     17.815             (1.60%)                        8,473.9               150,962
Qualified XVI                17.818     17.437             (2.14%)                       37,681.1               657,046
Qualified XVII               18.102     17.821             (1.55%)                        1,660.0                29,583
Qualified XVIII              18.616     18.328             (1.55%)                        5,198.0                95,269
Qualified XXI                18.122     17.858             (1.46%)                       15,636.3               279,233
Qualified XXII               18.152     17.888             (1.45%)                       10,631.7               190,180
Qualified XXIV               16.192     15.662             (3.27%)           (6)         15,299.8               239,626
Qualified XXV                18.231     17.628             (3.31%)           (9)          7,890.3               139,091
Qualified XXVI               17.673     17.620             (0.30%)           (9)            663.2                11,686
Qualified XXVII              18.479     17.624             (4.63%)           (2)         28,874.1               508,877
Qualified XXVIII             18.479     17.601             (4.75%)           (2)          7,811.0               137,482
--------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
Qualified I                  32.205     31.647             (1.73%)                       41,042.2             1,298,861
Qualified III                32.002     31.424             (1.81%)                      148,870.3             4,678,075
Qualified V                  24.251     23.779             (1.95%)                        3,412.5                81,145
Qualified VI                 24.372     23.936             (1.79%)                   18,322,640.8           438,570,729
Qualified VII                23.469     23.063             (1.73%)                      217,937.6             5,026,296
Qualified VIII               22.622     22.215             (1.80%)                        4,477.2                99,460
Qualified IX                 22.855     22.557             (1.30%)                        2,588.7                58,394
Qualified X (1.15)           24.523     24.108             (1.69%)                       98,020.4             2,363,075
Qualified X (1.25)           24.372     23.936             (1.79%)                    4,540,990.9           108,693,157
Qualified XI                 24.687     24.380             (1.24%)                      681,757.6            16,621,250
Qualified XII (0.35)         12.051     11.974             (0.64%)           (5)      1,229,466.4            14,721,631
Qualified XII (0.40)         17.347     17.181             (0.96%)                       10,066.5               172,952
Qualified XII (0.45)         12.064     11.943             (1.00%)                      106,919.5             1,276,940
Qualified XII (0.55)         12.045     11.912             (1.10%)                      197,183.2             2,348,846
Qualified XII (0.65)         12.026     11.881             (1.21%)                      118,491.7             1,407,800
Qualified XII (0.70)         12.016     11.865             (1.26%)                      141,383.9             1,677,520
Qualified XII (0.75)         12.006     11.850             (1.30%)                      574,781.9             6,811,166
Qualified XII (0.80)         12.801     12.628             (1.35%)                    3,302,106.0            41,698,995
Qualified XII (0.85)         17.303     17.060             (1.40%)                    1,637,556.3            27,936,710
Qualified XII (0.90)         12.561     12.379             (1.45%)                       21,070.2               260,828

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.: (continued):
Qualified XII (0.95)       $ 17.240   $ 16.981             (1.50%)                      592,454.2       $    10,060,465
Qualified XII (1.00)         17.208     16.942             (1.55%)                    2,074,748.0            35,150,381
Qualified XII (1.05)         17.177     16.903             (1.60%)                      143,923.2             2,432,734
Qualified XII (1.10)         17.146     16.864             (1.64%)                       45,822.9               772,758
Qualified XII (1.15)         17.115     16.825             (1.69%)                      165,555.8             2,785,476
Qualified XII (1.20)         17.083     16.786             (1.74%)                       48,482.4               813,826
Qualified XII (1.25)         17.052     16.747             (1.79%)                        6,532.1               109,393
Qualified XII (1.30)         17.021     16.708             (1.84%)                        4,387.9                73,313
Qualified XII (1.35)         16.663     16.670              0.04%            (2)             74.1                 1,236
Qualified XII (1.40)         16.960     16.631             (1.94%)                        3,654.5                60,778
Qualified XII (1.50)         16.898     16.554             (2.04%)                          409.4                 6,778
Qualified XIII               24.637     24.268             (1.50%)                      110,144.2             2,672,979
Qualified XV                 24.596     24.228             (1.50%)                       83,251.6             2,017,019
Qualified XVI                24.206     23.714             (2.03%)                      317,955.2             7,539,990
Qualified XVII               24.529     24.150             (1.55%)                      291,348.3             7,036,061
Qualified XVIII              24.529     24.150             (1.55%)                      470,992.8            11,374,476
Qualified XIX                32.412     31.930             (1.49%)                       38,738.7             1,236,927
Qualified XX                 32.208     31.710             (1.55%)                       93,990.3             2,980,431
Qualified XXI                24.619     24.286             (1.35%)                      227,797.0             5,532,279
Qualified XXII               24.660     24.327             (1.35%)                       90,315.6             2,197,107
Qualified XXIV               17.735     16.953             (4.41%)           (6)        348,078.0             5,900,966
Qualified XXV                24.797     23.973             (3.32%)           (9)        280,297.7             6,719,576
Qualified XXVI               24.183     23.962             (0.91%)           (9)         16,891.0               404,743
Qualified XXVII              31.463     31.470              0.02%            (2)      1,630,256.0            51,304,155
Qualified XXVIII             31.464     31.429             (0.11%)           (2)        163,951.5             5,152,833
Qualified XXIX               30.917     31.429              1.66%                        30,114.4               946,467
Qualified XXX                32.076     31.429             (2.02%)                       37,522.3             1,179,289
Annuity contracts in
  payment period                                                                                             33,169,278
--------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
Qualified I                  54.432     58.977              8.35%                        11,570.5               682,393
Qualified III                53.860     58.190              8.04%                         6,929.5               403,229
Qualified V                  13.981     15.115              8.11%                        11,054.1               167,082
Qualified VI                 13.859     15.007              8.28%                     9,870,708.1           148,129,715
Qualified VII                12.833     13.904              8.35%                       128,272.1             1,783,495
Qualified VIII               12.760     13.816              8.28%                         7,897.9               109,118
Qualified IX                 13.012     14.146              8.72%                         1,440.1                20,371
Qualified X (1.15)           13.945     15.115              8.39%                        62,380.4               942,880
Qualified X (1.25)           13.859     15.007              8.28%                     1,685,437.9            25,293,367
Qualified XI                 14.037     15.286              8.90%                       268,652.0             4,106,614
Qualified XII (0.35)         10.424     11.377              9.14%            (5)        310,266.2             3,529,898
Qualified XII (0.40)         11.942     13.041              9.20%                         1,342.5                17,508
Qualified XII (0.45)         10.396     11.348              9.16%                        20,187.3               229,085
Qualified XII (0.55)         10.380     11.318              9.04%                        34,829.2               394,197
Qualified XII (0.65)         10.363     11.289              8.94%                       115,114.4             1,299,527
Qualified XII (0.70)         10.355     11.274              8.87%                       107,054.7             1,206,935
Qualified XII (0.75)         10.346     11.259              8.82%                       213,636.9             2,405,338
Qualified XII (0.80)         10.487     11.406              8.76%                       670,969.5             7,653,078
Qualified XII (0.85)         11.911     12.949              8.71%                       661,111.8             8,560,737
Qualified XII (0.90)         10.481     11.388              8.65%                         3,652.9                41,599
Qualified XII (0.95)         11.867     12.889              8.61%                       339,119.2             4,370,908
Qualified XII (1.00)         11.846     12.859              8.55%                     1,038,667.9            13,356,230
Qualified XII (1.05)         11.824     12.829              8.50%                        59,398.3               762,021
Qualified XII (1.10)         11.803     12.800              8.45%                        17,651.2               225,935
Qualified XII (1.15)         11.781     12.770              8.39%                        58,437.4               746,246
Qualified XII (1.20)         11.760     12.740              8.33%                        28,921.1               368,455
Qualified XII (1.25)         11.738     12.711              8.29%                         9,827.4               124,916
Qualified XII (1.30)         11.717     12.681              8.23%                         7,648.2                96,987
Qualified XII (1.35)         11.769     12.652              7.50%            (2)             58.4                   739
Qualified XII (1.40)         11.674     12.623              8.13%                         3,129.5                39,504
Qualified XII (1.50)         11.632     12.564              8.01%                           695.0                 8,732
Qualified XIII               14.009     15.215              8.61%                       114,543.2             1,742,775

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP: (continued):
Qualified XV               $ 13.986   $ 15.190              8.61%                       101,758.7       $     1,545,714
Qualified XVI                13.764     14.868              8.02%                       155,213.8             2,307,719
Qualified XVII               13.912     15.087              8.45%                       264,384.8             3,988,774
Qualified XVIII              13.912     15.087              8.45%                       523,161.1             7,892,931
Qualified XIX                54.642     59.293              8.51%                         7,879.3               467,190
Qualified XX                 53.945     58.502              8.45%                        18,880.2             1,104,528
Qualified XXI                13.999     15.227              8.77%                        17,781.0               270,751
Qualified XXII               14.022     15.252              8.77%                        38,843.4               592,439
Qualified XXIV               12.155     12.867              5.86%            (6)        165,139.0             2,124,844
Qualified XXV                14.385     15.030              4.48%            (9)         59,880.0               899,997
Qualified XXVI               14.416     15.023              4.21%            (9)          4,465.3                67,082
Qualified XXVII              53.528     58.266              8.85%            (2)        603,258.7            35,149,471
Qualified XXVIII             53.528     58.190              8.71%            (2)        155,538.3             9,050,774
Qualified XXIX               57.031     58.190              2.03%                         2,085.2               121,338
Qualified XXX                53.738     58.180              8.27%                        29,616.6             1,723,100
Annuity contracts in
  payment period                                                                                              5,792,395
--------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
Qualified III                16.458     16.322             (0.83%)                           29.5                   481
Qualified V                  16.342     16.181             (0.99%)                          575.0                 9,304
Qualified VI                 16.458     16.322             (0.83%)                    2,083,592.6            34,008,401
Qualified X (1.15)           16.923     16.799             (0.73%)                       18,918.2               317,807
Qualified X (1.25)           16.847     16.707             (0.83%)                      314,495.1             5,254,269
Qualified XI                 16.670     16.625             (0.27%)                       72,153.4             1,199,551
Qualified XII (0.35)         10.497     10.777              2.67%            (5)         75,426.6               812,873
Qualified XII (0.40)         14.960     14.962              0.01%                           581.4                 8,699
Qualified XII (0.45)         10.752     10.749             (0.03%)                      140,545.3             1,510,721
Qualified XII (0.55)         10.735     10.721             (0.13%)                        3,859.2                41,374
Qualified XII (0.65)         10.718     10.693             (0.23%)                       98,178.7             1,049,825
Qualified XII (0.70)         10.709     10.679             (0.28%)                       13,626.2               145,514
Qualified XII (0.75)         10.701     10.665             (0.34%)                      214,545.2             2,288,125
Qualified XII (0.80)         11.275     11.232             (0.38%)                      134,663.6             1,512,541
Qualified XII (0.85)         14.921     14.857             (0.43%)                       65,822.6               977,926
Qualified XII (0.90)         11.115     11.061             (0.49%)                        6,134.6                67,855
Qualified XII (0.95)         14.867     14.788             (0.53%)                       59,724.4               883,204
Qualified XII (1.00)         14.840     14.754             (0.58%)                      135,910.5             2,005,223
Qualified XII (1.05)         14.813     14.719             (0.63%)                       51,578.0               759,176
Qualified XII (1.10)         14.786     14.685             (0.68%)                       47,415.2               696,292
Qualified XII (1.15)         14.759     14.651             (0.73%)                       14,299.9               209,508
Qualified XII (1.20)         14.732     14.617             (0.78%)                      371,913.0             5,436,252
Qualified XII (1.25)         14.705     14.584             (0.82%)                       11,049.6               161,148
Qualified XII (1.30)         14.679     14.550             (0.88%)                       14,623.9               212,778
Qualified XII (1.35)         14.793     14.516             (1.87%)           (2)              3.9                    56
Qualified XII (1.40)         14.625     14.483             (0.97%)                        4,151.4                60,125
Qualified XII (1.50)         14.572     14.416             (1.07%)                          472.4                 6,810
Qualified XIII               16.637     16.548             (0.53%)                        9,637.6               159,483
Qualified XV                 16.609     16.521             (0.53%)                       10,168.0               167,986
Qualified XVI                16.346     16.170             (1.08%)                       32,973.2               533,177
Qualified XVII               16.607     16.526             (0.49%)                       37,614.4               621,616
Qualified XVIII              16.999     16.917             (0.48%)                       11,019.9               186,424
Qualified XXI                16.624     16.561             (0.38%)                       10,579.4               175,205
Qualified XXII               16.652     16.588             (0.38%)                       11,879.3               197,054
Qualified XXIV               14.969     14.763             (1.38%)           (6)          6,470.7                95,527
Qualified XXV                16.707     16.347             (2.15%)           (9)          4,110.8                67,200
Qualified XXVI               16.294     16.340              0.28%            (9)            304.0                 4,967
Qualified XXVII              16.637     16.343             (1.77%)           (2)         36,195.9               591,550
Qualified XXVIII             16.637     16.322             (1.89%)           (2)          1,565.4                25,550
Annuity contracts in
  payment period                                                                                                 68,046
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES C:
Qualified III                19.358     17.424             (9.99%)                       29,117.9               507,351
Qualified VI                 19.358     17.424             (9.99%)                    4,499,483.4            78,398,999
Qualified XI                 19.568     17.712             (9.48%)                      546,470.2             9,679,080

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES C: (continued):
Qualified XII (0.60)       $ 13.075   $ 12.298             (5.94%)           (5)         66,328.5       $       815,708
Qualified XII (0.65)         19.672     17.857             (9.23%)                          109.6                 1,957
Qualified XII (0.70)         13.520     12.266             (9.28%)                       23,935.4               293,592
Qualified XII (0.80)         13.498     12.234             (9.36%)                        6,968.0                85,247
Qualified XII (0.90)         13.477     12.203             (9.45%)                       10,693.6               130,494
Qualified XII (0.95)         12.849     12.187             (5.15%)           (5)          8,063.3                98,267
Qualified XII (1.00)         13.455     12.171             (9.54%)                      107,474.7             1,308,075
Qualified XII (1.05)         14.919     13.489             (9.59%)                      578,463.2             7,802,890
Qualified XII (1.10)         19.615     17.725             (9.64%)                       76,637.1             1,358,393
Qualified XII (1.15)         14.489     13.087             (9.68%)                        4,014.5                52,538
Qualified XII (1.20)         19.550     17.649             (9.72%)                      115,574.6             2,039,776
Qualified XII (1.25)         19.518     17.612             (9.77%)                      990,293.7            17,441,053
Qualified XII (1.30)         19.486     17.574             (9.81%)                        1,697.7                29,836
Qualified XII (1.35)         19.454     17.536             (9.86%)                        4,951.0                86,820
Qualified XII (1.40)         19.422     17.499             (9.90%)                        3,706.0                64,851
Qualified XII (1.45)         19.390     17.461             (9.95%)                        3,011.7                52,587
Qualified XIII               19.550     17.649             (9.72%)                       83,470.8             1,473,177
Qualified XV                 19.536     17.637             (9.72%)                       16,020.9               282,560
Qualified XVI                19.227     17.263            (10.21%)                       25,328.3               437,243
Qualified XVII               19.358     17.424             (9.99%)                       93,254.5             1,624,867
Qualified XXI                19.557     17.682             (9.59%)                       47,002.9               831,106
Qualified XXII               19.571     17.694             (9.59%)                       75,781.6             1,340,880
Qualified XXV                18.958     17.451             (7.95%)           (9)         62,911.9             1,097,875
Qualified XXVI               18.294     17.443             (4.65%)           (9)            496.7                 8,664
Qualified XXVII              18.371     17.447             (5.03%)           (2)        385,443.5             6,724,833
Qualified XXVIII             18.372     17.424             (5.16%)           (2)        122,049.3             2,126,587
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:
Qualified III                10.726     10.188             (5.02%)                        6,178.2                62,943
Qualified VI                 10.726     10.188             (5.02%)                   13,303,066.2           135,531,636
Qualified X (1.15)           10.726     10.188             (5.02%)                      139,040.1             1,416,541
Qualified X (1.25)           10.726     10.188             (5.02%)                    2,618,087.2            26,673,072
Qualified XI                 10.775     10.292             (4.48%)                    2,233,755.0            22,989,806
Qualified XII (0.60)         10.239     10.394              1.51%            (5)        123,380.6             1,282,418
Qualified XII (0.65)         10.833     10.376             (4.22%)                        1,176.9                12,212
Qualified XII (0.70)         10.832     10.370             (4.27%)                       39,906.2               413,827
Qualified XII (0.80)         10.818     10.347             (4.35%)                       28,921.7               299,253
Qualified XII (0.90)         10.805     10.324             (4.45%)                       22,607.9               233,404
Qualified XII (0.95)         10.103     10.313              2.08%            (5)         17,710.5               182,648
Qualified XII (1.00)         10.792     10.301             (4.55%)                      204,858.3             2,110,245
Qualified XII (1.05)         10.785     10.290             (4.59%)                    2,847,975.4            29,305,667
Qualified XII (1.10)         10.779     10.279             (4.64%)                      127,491.1             1,310,481
Qualified XII (1.15)         10.772     10.267             (4.69%)                        7,600.0                78,029
Qualified XII (1.20)         10.765     10.256             (4.73%)                      310,326.7             3,182,711
Qualified XII (1.25)         10.759     10.244             (4.79%)                    5,102,718.6            52,272,249
Qualified XII (1.30)         10.752     10.233             (4.83%)                       39,657.4               405,814
Qualified XII (1.35)         10.745     10.222             (4.87%)                       20,860.6               213,237
Qualified XII (1.40)         10.739     10.210             (4.93%)                       16,039.0               163,758
Qualified XII (1.50)         10.726     10.188             (5.02%)                        4,235.8                43,154
Qualified XII (1.75)         10.693     10.131             (5.26%)                          695.8                 7,049
Qualified XIII               10.765     10.256             (4.73%)                      388,392.1             3,983,349
Qualified XV                 10.765     10.256             (4.73%)                       77,534.9               795,198
Qualified XVI                10.693     10.131             (5.26%)                      103,950.1             1,053,118
Qualified XVII               10.726     10.188             (5.02%)                       94,258.4               960,305
Qualified XVIII              10.726     10.188             (5.02%)                      536,117.4             5,461,964
Qualified XXI                10.777     10.282             (4.59%)                      195,828.0             2,013,503
Qualified XXII               10.777     10.282             (4.59%)                      452,842.1             4,656,122
Qualified XXIV               10.406     10.251             (1.49%)           (6)         71,274.8               730,638
Qualified XXV                10.381     10.203             (1.71%)           (9)         78,974.2               805,774
Qualified XXVI               10.207     10.199             (0.08%)           (9)          1,369.3                13,965
Qualified XXVII              10.224     10.201             (0.22%)           (2)      3,177,580.1            32,414,495
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:
Qualified V                $ 10.751   $ 10.114             (5.93%)                          489.8       $         4,954
Qualified VI                 10.760     10.139             (5.77%)                    5,712,633.7            57,920,395
Qualified X (1.15)           10.755     10.109             (6.01%)                      155,990.2             1,576,905
Qualified X (1.25)           10.752     10.107             (6.00%)                    1,392,603.1            14,075,040
Qualified XI                 10.787     10.221             (5.25%)                      763,611.9             7,804,877
Qualified XII (0.70)         10.807     10.265             (5.02%)                        2,531.9                25,990
Qualified XII (0.80)         10.801     10.249             (5.11%)                       24,171.9               247,738
Qualified XII (0.95)         10.224     10.226              0.02%            (5)         57,462.1               587,607
Qualified XII (1.00)         10.789     10.218             (5.29%)                       63,957.0               653,513
Qualified XII (1.05)         10.787     10.210             (5.35%)                    1,061,700.4            10,839,961
Qualified XII (1.10)         10.784     10.202             (5.40%)                       39,174.9               399,662
Qualified XII (1.15)         10.781     10.194             (5.44%)                        1,600.0                16,310
Qualified XII (1.20)         10.778     10.186             (5.49%)                      127,699.5             1,300,747
Qualified XII (1.25)         10.775     10.178             (5.54%)                    1,500,333.2            15,270,391
Qualified XII (1.30)         10.772     10.171             (5.58%)                       14,079.7               143,205
Qualified XII (1.35)         10.769     10.163             (5.63%)                        4,033.4                40,991
Qualified XII (1.40)         10.766     10.155             (5.68%)                        5,246.1                53,274
Qualified XII (1.50)         10.760     10.139             (5.77%)                        9,586.3                97,195
Qualified XII (1.75)         10.745     10.100             (6.00%)                          287.7                 2,906
Qualified XIII               10.778     10.186             (5.49%)                      104,359.7             1,063,008
Qualified XV                 10.778     10.186             (5.49%)                       87,491.3               891,186
Qualified XVI                10.745     10.100             (6.00%)                       29,135.5               294,269
Qualified XVII               10.760     10.139             (5.77%)                      125,087.7             1,268,264
Qualified XVIII              10.752     10.107             (6.00%)                       64,489.2               651,792
Qualified XXI                10.787     10.210             (5.35%)                      165,247.6             1,687,178
Qualified XXII               10.787     10.210             (5.35%)                      173,190.0             1,768,270
Qualified XXIV               10.531     10.185             (3.29%)           (6)         23,134.6               235,626
Qualified XXV                10.452     10.155             (2.84%)           (9)        172,664.6             1,753,409
Qualified XXVII              10.283     10.153             (1.26%)           (2)      1,083,421.6            10,999,979
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:
Qualified VI                 10.370      9.914             (4.40%)                    1,574,542.7            15,610,012
Qualified X (1.25)           10.369      9.888             (4.64%)                      466,941.8             4,617,121
Qualified XI                 10.384      9.983             (3.86%)                       86,922.8               867,750
Qualified XII (0.60)          9.873     10.031              1.60%            (5)          5,346.4                53,630
Qualified XII (0.80)         10.392     10.004             (3.73%)                        1,379.7                13,803
Qualified XII (0.90)         10.389      9.991             (3.83%)                          359.5                 3,592
Qualified XII (1.00)         10.386      9.978             (3.93%)                       26,136.6               260,791
Qualified XII (1.05)         10.384      9.972             (3.97%)                      163,563.9             1,631,059
Qualified XII (1.10)         10.383      9.965             (4.03%)                       52,679.8               524,954
Qualified XII (1.20)         10.379      9.952             (4.11%)                       26,500.6               263,734
Qualified XII (1.25)         10.378      9.946             (4.16%)                      579,378.5             5,762,499
Qualified XII (1.30)         10.376      9.939             (4.21%)                        4,382.3                43,556
Qualified XII (1.35)         10.375      9.933             (4.26%)                        3,944.2                39,178
Qualified XII (1.40)         10.373      9.926             (4.31%)                        3,654.4                36,274
Qualified XII (1.45)         10.371      9.920             (4.35%)                       35,869.8               355,828
Qualified XII (1.55)         10.193      9.907             (2.81%)           (7)            132.0                 1,308
Qualified XIII               10.379      9.952             (4.11%)                       30,434.6               302,885
Qualified XV                 10.379      9.952             (4.11%)                       30,357.2               302,115
Qualified XVI                10.362      9.881             (4.64%)                        5,837.3                57,678
Qualified XVII               10.370      9.914             (4.40%)                       29,547.1               292,930
Qualified XVIII              10.369      9.888             (4.64%)                       69,330.3               685,538
Qualified XXI                10.384      9.972             (3.97%)                        9,240.4                92,145
Qualified XXII               10.384      9.972             (3.97%)                       18,135.0               180,842
Qualified XXIV               10.067      9.952             (1.14%)           (6)          6,204.8                61,750
Qualified XXV                10.067      9.929             (1.37%)           (9)         18,054.5               179,263
Qualified XXVII               9.923      9.927              0.04%            (2)        580,576.2             5,763,380
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:
Qualified VI                 10.020     10.069              0.49%                     1,268,817.2            12,775,721
Qualified X (1.15)           10.086     10.051             (0.35%)           (2)         47,965.0               482,096
Qualified X (1.25)           10.020     10.049              0.29%                       241,335.0             2,425,175
Qualified XI                 10.022     10.127              1.05%                       111,279.1             1,126,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H: (continued):
Qualified XII (0.60)       $ 10.178   $ 10.163             (0.15%)           (5)            331.6       $         3,370
Qualified XII (0.80)         10.050     10.142              0.92%            (1)         13,648.5               138,423
Qualified XII (0.90)         10.652     10.131             (4.89%)           (3)          1,483.3                15,027
Qualified XII (0.95)         10.085     10.126              0.41%            (5)         10,895.1               110,324
Qualified XII (1.00)         10.043     10.121              0.78%            (1)         14,380.6               145,546
Qualified XII (1.05)         10.021     10.116              0.95%            (1)        339,304.6             3,432,405
Qualified XII (1.10)         10.042     10.111              0.69%            (1)         23,489.4               237,501
Qualified XII (1.20)         10.021     10.100              0.79%                        13,950.5               140,900
Qualified XII (1.25)         10.021     10.095              0.74%                       285,355.3             2,880,662
Qualified XII (1.30)         10.021     10.090              0.69%                         1,294.8                13,065
Qualified XII (1.35)         10.020     10.084              0.64%                         8,826.3                89,004
Qualified XII (1.40)         10.044     10.079              0.35%            (1)          5,910.1                59,568
Qualified XII (1.45)         10.020     10.074              0.54%                         5,077.4                51,150
Qualified XIII               10.021     10.100              0.79%                        23,614.4               238,505
Qualified XV                 10.021     10.100              0.79%                        16,123.9               162,851
Qualified XVI                10.019     10.043              0.24%                         9,657.3                96,988
Qualified XVII               10.043     10.069              0.26%            (1)         58,378.1               587,809
Qualified XVIII              10.020     10.049              0.29%                        60,782.9               610,807
Qualified XXI                10.022     10.116              0.94%                         5,072.3                51,311
Qualified XXII               10.033     10.116              0.83%            (1)         34,213.2               346,101
Qualified XXV                10.332     10.084             (2.40%)           (9)          3,437.1                34,660
Qualified XXVI               10.131     10.080             (0.50%)           (9)            395.1                 3,983
Qualified XXVII              10.066     10.082              0.16%            (2)        289,206.3             2,915,778
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:
Qualified X (1.25)           10.005      9.863             (1.42%)           (3)        115,538.7             1,139,558
Qualified XVIII              10.020      9.863             (1.57%)           (4)         22,788.4               224,762
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:
Qualified X (1.25)            9.997      9.731             (2.66%)           (6)         40,311.1               392,267
Qualified XVIII              10.098      9.731             (3.63%)           (8)          6,624.1                64,459
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES K:
Qualified X (1.25)           10.031     10.041              0.10%            (8)         91,123.2               914,968
Qualified XVIII              10.058     10.041             (0.17%)           (9)          1,699.0                17,060
Qualified XXVII              10.023     10.046              0.23%            (8)        192,188.5             1,930,726
--------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES L:
Qualified XXVII              10.006     10.015              0.09%           (11)          1,596.3                15,987
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
Qualified I                 374.804    329.769            (12.02%)                      100,475.1            33,133,575
Qualified III               285.655    250.600            (12.27%)                       11,884.6             2,978,293
Qualified V                  28.987     25.448            (12.21%)                       16,861.9               429,101
Qualified VI                 29.100     25.588            (12.07%)                   90,718,317.0         2,321,300,294
Qualified VII                27.450     24.151            (12.02%)                    7,082,962.5           171,060,628
Qualified VIII               27.018     23.756            (12.07%)                       51,784.0             1,230,180
Qualified IX                 27.182     24.020            (11.63%)                       15,521.2               372,819
Qualified X (1.15)           29.280     25.772            (11.98%)                      481,221.6            12,402,044
Qualified X (1.25)           29.100     25.588            (12.07%)                   15,052,265.7           385,157,374
Qualified XI                 29.475     26.063            (11.58%)                    4,152,127.0           108,216,887
Qualified XII (0.35)         11.432     10.545             (7.76%)           (5)      5,130,359.5            54,099,641
Qualified XII (0.40)         19.586     17.368            (11.32%)                       55,508.4               964,070
Qualified XII (0.45)         11.867     10.518            (11.37%)                      396,365.5             4,168,972
Qualified XII (0.55)         11.847     10.490            (11.45%)                    1,009,352.0            10,588,103
Qualified XII (0.65)         11.828     10.463            (11.54%)                      448,612.4             4,693,832
Qualified XII (0.70)         11.819     10.450            (11.58%)                      525,994.8             5,496,646
Qualified XII (0.75)         11.809     10.436            (11.63%)                    3,953,353.9            41,257,201
Qualified XII (0.80)         12.939     11.429            (11.67%)                   11,724,441.0           133,998,636
Qualified XII (0.85)         19.535     17.246            (11.72%)                    4,996,223.1            86,164,863
Qualified XII (0.90)         12.572     11.094            (11.76%)                      131,644.7             1,460,466
Qualified XII (0.95)         19.464     17.166            (11.81%)                    3,034,487.9            52,090,020
Qualified XII (1.00)         19.429     17.127            (11.85%)                   10,368,984.1           177,589,590
Qualified XII (1.05)         19.393     17.087            (11.89%)                      499,790.4             8,539,919
Qualified XII (1.10)         19.358     17.047            (11.94%)                      221,197.6             3,770,755

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP: (continued):
Qualified XII (1.15)       $ 19.323   $ 17.008            (11.98%)                      329,934.2       $     5,611,521
Qualified XII (1.20)         19.288     16.969            (12.02%)                      197,616.7             3,353,358
Qualified XII (1.25)         19.253     16.929            (12.07%)                       53,512.6               905,914
Qualified XII (1.30)         19.218     16.890            (12.11%)                       12,706.0               214,605
Qualified XII (1.35)         18.079     16.851             (6.79%)           (2)             65.7                 1,107
Qualified XII (1.40)         19.148     16.812            (12.20%)                       23,600.2               396,766
Qualified XII (1.50)         19.078     16.734            (12.29%)                       13,521.8               226,274
Qualified XIII               29.416     25.943            (11.81%)                      867,248.8            22,499,036
Qualified XV                 29.367     25.900            (11.81%)                      878,039.9            22,741,234
Qualified XVI                28.902     25.351            (12.29%)                    1,314,584.9            33,326,043
Qualified XVII               29.287     25.817            (11.85%)                    4,335,995.8           111,942,404
Qualified XVIII              29.287     25.817            (11.85%)                    4,664,125.2           120,413,721
Qualified XIX               377.218    332.719            (11.80%)                       54,075.8            17,992,039
Qualified XX                286.829    252.842            (11.85%)                      119,701.5            30,265,567
Qualified XXI                29.394     25.963            (11.67%)                      868,957.6            22,560,745
Qualified XXII               29.443     26.006            (11.67%)                    1,132,148.1            29,442,644
Qualified XXIV               19.041     17.138             (9.99%)           (6)      1,179,341.3            20,211,552
Qualified XXV                28.038     25.628             (8.60%)           (9)        727,720.6            18,650,024
Qualified XXVI               26.982     25.617             (5.06%)           (9)         34,055.5               872,399
Qualified XXVII             275.773    250.928             (9.01%)           (2)      1,257,857.1           315,631,560
Qualified XXVIII            275.776    250.600             (9.13%)           (2)         30,795.6             7,717,365
Qualified XXIX              248.703    250.600              0.76%                         6,171.8             1,546,652
Qualified XXX               284.994    250.558            (12.08%)                       81,402.4            20,396,004
Annuity contracts in
  payment period                                                                                            311,465,868
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:
Qualified III                18.124     15.760            (13.04%)                          840.0                13,238
Qualified V                  23.771     20.638            (13.18%)                        3,433.4                70,858
Qualified VI                 23.875     20.761            (13.04%)                    4,162,081.8            86,408,981
Qualified VIII               23.870     20.755            (13.05%)                        1,210.0                25,113
Qualified X (1.15)           23.940     20.839            (12.95%)                       23,304.8               485,649
Qualified X (1.25)           23.875     20.761            (13.04%)                      644,933.3            13,389,461
Qualified XI                 24.094     21.069            (12.55%)                      259,594.1             5,469,388
Qualified XII (0.35)         15.254     13.544            (11.21%)           (5)        168,968.9             2,288,515
Qualified XII (0.40)         24.222     21.242            (12.30%)                          981.2                20,843
Qualified XII (0.45)         15.412     13.509            (12.35%)                      236,124.1             3,189,800
Qualified XII (0.55)         15.387     13.474            (12.43%)                       22,757.5               306,634
Qualified XII (0.60)         14.825     13.456             (9.23%)          (11)              1.4                    19
Qualified XII (0.65)         15.362     13.439            (12.52%)                       20,846.9               280,162
Qualified XII (0.70)         15.350     13.421            (12.57%)                      160,372.0             2,152,352
Qualified XII (0.75)         15.338     13.404            (12.61%)                      278,123.2             3,727,963
Qualified XII (0.80)         17.447     15.239            (12.66%)                    1,159,343.0            17,667,228
Qualified XII (0.85)         24.137     21.073            (12.69%)                       88,456.0             1,864,034
Qualified XII (0.90)         16.962     14.801            (12.74%)                       18,738.5               277,349
Qualified XII (0.95)         24.071     20.994            (12.78%)                       99,760.5             2,094,372
Qualified XII (1.00)         24.039     20.955            (12.83%)                      755,685.6            15,835,392
Qualified XII (1.05)         24.006     20.916            (12.87%)                       64,832.0             1,356,026
Qualified XII (1.10)         23.973     20.878            (12.91%)                        9,211.2               192,312
Qualified XII (1.15)         23.940     20.839            (12.95%)                       16,704.9               348,114
Qualified XII (1.20)         23.908     20.800            (13.00%)                       11,753.0               244,463
Qualified XII (1.25)         23.875     20.761            (13.04%)                       10,083.5               209,343
Qualified XII (1.30)         23.843     20.723            (13.09%)                        6,817.2               141,272
Qualified XII (1.35)         23.242     20.684            (11.01%)           (2)            193.8                 4,008
Qualified XII (1.40)         23.778     20.646            (13.17%)                        2,989.4                61,720
Qualified XII (1.50)         23.713     20.569            (13.26%)                        5,215.1               107,269
Qualified XIII               24.071     20.994            (12.78%)                       32,769.8               687,970
Qualified XV                 24.071     20.994            (12.78%)                       38,168.0               801,299
Qualified XVI                23.713     20.569            (13.26%)                       74,056.3             1,523,264
Qualified XVII               23.875     20.761            (13.04%)                       55,705.1             1,156,493
Qualified XVIII              24.091     21.022            (12.74%)                       63,055.8             1,325,559
Qualified XXI                24.094     21.045            (12.65%)                       69,861.9             1,470,244
Qualified XXII               24.094     21.045            (12.65%)                      103,002.5             2,167,687

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP: (continued):
Qualified XXIV             $ 26.062   $ 20.969            (19.54%)           (6)         59,768.7       $     1,253,290
Qualified XXV                24.462     20.793            (15.00%)           (9)         80,896.8             1,682,087
Qualified XXVI               23.388     20.784            (11.13%)           (9)          2,394.2                49,761
Qualified XXVII               9.343      7.718            (17.39%)           (8)         87,757.2               677,310
Annuity contracts in
  payment period                                                                                                132,657
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Qualified V                  22.923     20.478            (10.67%)                        1,069.5                21,901
Qualified VI                 23.044     20.618            (10.53%)                   10,804,600.3           222,769,249
Qualified VIII               23.038     20.612            (10.53%)                        1,696.4                34,966
Qualified X (1.15)           23.120     20.707            (10.44%)                       66,254.2             1,371,925
Qualified X (1.25)           23.044     20.618            (10.53%)                    1,239,413.6            25,554,230
Qualified XI                 23.294     20.959            (10.02%)                      728,521.5            15,269,082
Qualified XII (0.35)         13.504     12.651             (6.32%)           (5)        332,138.6             4,201,885
Qualified XII (0.40)         23.418     21.131             (9.77%)                        1,499.6                31,689
Qualified XII (0.45)         13.991     12.618             (9.81%)                      398,207.5             5,024,582
Qualified XII (0.55)         13.968     12.585             (9.90%)                      134,831.0             1,696,848
Qualified XII (0.60)         12.787     12.569             (1.70%)          (11)              2.3                    29
Qualified XII (0.65)         13.946     12.553             (9.99%)                      214,857.7             2,697,109
Qualified XII (0.70)         13.935     12.536            (10.04%)                       94,619.6             1,186,151
Qualified XII (0.75)         13.923     12.520            (10.08%)                      555,823.6             6,958,911
Qualified XII (0.80)         15.521     13.950            (10.12%)                    2,757,219.9            38,463,217
Qualified XII (0.85)         23.350     20.975            (10.17%)                      625,951.4            13,129,331
Qualified XII (0.90)         15.036     13.500            (10.22%)                       35,744.4               482,550
Qualified XII (0.95)         23.273     20.885            (10.26%)                      364,048.2             7,603,147
Qualified XII (1.00)         23.235     20.841            (10.30%)                    1,994,038.0            41,557,745
Qualified XII (1.05)         23.196     20.796            (10.35%)                      104,345.5             2,169,969
Qualified XII (1.10)         23.158     20.751            (10.39%)                       76,996.8             1,597,761
Qualified XII (1.15)         23.120     20.707            (10.44%)                       39,702.7               822,123
Qualified XII (1.20)         23.082     20.663            (10.48%)                       35,906.4               741,934
Qualified XII (1.25)         23.044     20.618            (10.53%)                       23,353.3               481,498
Qualified XII (1.30)         23.006     20.574            (10.57%)                       18,316.2               376,838
Qualified XII (1.35)         21.210     20.530             (3.21%)           (2)            166.5                 3,418
Qualified XII (1.40)         22.930     20.486            (10.66%)                        9,813.8               201,045
Qualified XII (1.50)         22.855     20.399            (10.75%)                        6,602.6               134,687
Qualified XIII               23.273     20.885            (10.26%)                       96,356.4             2,012,403
Qualified XIV                23.044     20.618            (10.53%)                          529.1                10,908
Qualified XV                 23.256     20.870            (10.26%)                       43,031.0               898,056
Qualified XVI                22.887     20.427            (10.75%)                      146,862.7             2,999,965
Qualified XVII               23.103     20.692            (10.44%)                       90,740.7             1,877,606
Qualified XVIII              23.252     20.877            (10.21%)                       59,854.8             1,249,589
Qualified XXI                23.277     20.920            (10.13%)                      378,291.3             7,913,853
Qualified XXII               23.294     20.936            (10.12%)                      142,200.3             2,977,105
Qualified XXIV               23.001     20.854             (9.33%)           (6)         83,049.5             1,731,914
Qualified XXV                22.482     20.650             (8.15%)           (9)        110,803.6             2,288,095
Qualified XXVI               21.677     20.641             (4.78%)           (9)          7,167.8               147,951
Qualified XXVII              21.787     20.645             (5.24%)           (2)      2,198,549.7            45,389,058
Qualified XXVIII             21.787     20.618             (5.37%)           (2)      1,114,270.0            22,974,018
Annuity contracts in
  payment period                                                                                              1,883,772
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:
Qualified V                  12.497     14.688             17.53%            (1)            221.2                 3,249
Qualified VI                 12.455     14.751             18.43%                     1,651,221.6            24,357,170
Qualified VIII               12.454     14.748             18.42%                             2.9                    43
Qualified X (1.15)           13.477     14.791              9.75%            (3)          4,513.6                66,760
Qualified X (1.25)           12.455     14.751             18.43%                       185,614.9             2,738,005
Qualified XI                 12.530     14.923             19.10%                       140,819.5             2,101,449
Qualified XII (0.35)         14.273     15.460              8.32%            (5)         47,993.2               741,975
Qualified XII (0.40)         12.597     15.046             19.44%                           556.8                 8,378
Qualified XII (0.45)         12.916     15.419             19.38%                        18,305.5               282,252
Qualified XII (0.55)         12.896     15.379             19.25%                         7,716.2               118,667
Qualified XII (0.65)         12.875     15.339             19.14%                         7,546.3               115,752
Qualified XII (0.70)         12.864     15.319             19.08%                        15,600.5               238,984

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP: (continued):
Qualified XII (0.75)       $ 12.854   $ 15.299             19.02%                        32,312.1       $       494,343
Qualified XII (0.80)         12.551     14.930             18.95%                       148,980.8             2,224,283
Qualified XII (0.85)         12.540     14.910             18.90%                        52,574.4               783,885
Qualified XII (0.90)         12.529     14.890             18.84%                         3,892.7                57,963
Qualified XII (0.95)         12.519     14.870             18.78%                        67,543.2             1,004,367
Qualified XII (1.00)         12.508     14.851             18.73%                       174,355.3             2,589,351
Qualified XII (1.05)         12.498     14.831             18.67%                         9,532.1               141,370
Qualified XII (1.10)         12.487     14.811             18.61%                         5,612.0                83,119
Qualified XII (1.15)         12.477     14.791             18.55%                         5,064.4                74,908
Qualified XII (1.20)         12.466     14.771             18.49%                         2,937.0                43,383
Qualified XII (1.25)         12.455     14.751             18.43%                         2,018.8                29,779
Qualified XII (1.30)         12.445     14.731             18.37%                         1,743.5                25,684
Qualified XII (1.35)         12.420     14.712             18.45%            (2)            101.1                 1,488
Qualified XII (1.40)         12.564     14.692             16.94%            (2)          1,016.5                14,934
Qualified XII (1.50)         12.403     14.653             18.14%                           340.5                 4,989
Qualified XIII               12.519     14.870             18.78%                        19,360.7               287,893
Qualified XV                 12.519     14.870             18.78%                        19,369.3               288,022
Qualified XVI                12.403     14.653             18.14%                        22,439.6               328,807
Qualified XVII               12.475     14.751             18.24%            (2)          6,140.4                90,577
Qualified XVIII              12.455     14.751             18.43%                        29,585.0               436,408
Qualified XXI                12.530     14.906             18.96%                        46,568.5               694,150
Qualified XXII               12.530     14.906             18.96%                        21,104.3               314,581
Qualified XXIV               14.131     14.860              5.16%            (6)          8,616.4               128,039
Qualified XXV                15.067     14.774             (1.94%)           (9)         23,199.5               342,750
Qualified XXVI               14.459     14.768              2.14%            (9)          3,480.0                51,393
Qualified XXVII              13.115     15.377             17.25%            (2)        344,474.8             5,296,989
Qualified XXVIII             13.116     15.357             17.09%            (2)        572,329.2             8,789,259
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:
Qualified V                  10.271     10.416              1.41%           (10)             12.2                   127
Qualified VI                  9.645     10.461              8.46%                       528,977.5             5,533,637
Qualified X (1.15)            9.661     10.489              8.57%                         1,442.0                15,125
Qualified X (1.25)            9.645     10.461              8.46%                        91,047.3               952,446
Qualified XI                  9.703     10.583              9.07%                        36,589.3               387,225
Qualified XII (0.35)          9.804     11.144             13.67%            (5)         16,975.5               189,175
Qualified XII (0.45)         10.166     11.115              9.34%                         2,602.7                28,929
Qualified XII (0.65)         10.134     11.057              9.11%                        44,025.8               486,793
Qualified XII (0.70)         10.126     11.042              9.05%                         2,159.2                23,842
Qualified XII (0.75)         10.117     11.028              9.00%                        15,933.7               175,717
Qualified XII (0.80)          9.718     10.588              8.95%                        61,434.5               650,469
Qualified XII (0.85)          9.710     10.574              8.90%                        20,025.3               211,748
Qualified XII (0.90)          9.702     10.559              8.83%                         1,099.5                11,610
Qualified XII (0.95)          9.694     10.545              8.78%                        16,219.3               171,032
Qualified XII (1.00)          9.686     10.531              8.72%                        70,028.4               737,469
Qualified XII (1.05)          9.677     10.517              8.68%                         3,795.6                39,918
Qualified XII (1.10)          9.669     10.503              8.63%                         1,063.3                11,168
Qualified XII (1.15)          9.661     10.489              8.57%                         1,569.1                16,458
Qualified XII (1.20)          9.653     10.475              8.52%                         2,252.9                23,599
Qualified XII (1.25)          8.614     10.461             21.44%            (4)            692.7                 7,246
Qualified XII (1.30)          9.637     10.447              8.41%                            22.1                   231
Qualified XII (1.35)          9.777     10.433              6.71%            (2)             14.8                   154
Qualified XII (1.40)          9.746     10.419              6.91%            (2)          2,254.9                23,494
Qualified XII (1.50)          9.604     10.391              8.19%                           116.9                 1,215
Qualified XIII                9.694     10.545              8.78%                         6,873.5                72,481
Qualified XV                  9.694     10.545              8.78%                         6,765.9                71,346
Qualified XVI                 9.604     10.391              8.19%                         7,534.1                78,287
Qualified XVII                9.645     10.461              8.46%                            66.3                   694
Qualified XVIII               9.645     10.461              8.46%                         3,001.1                31,395
Qualified XXI                 9.703     10.571              8.95%                        12,341.2               130,459
Qualified XXII                9.703     10.571              8.95%                         9,383.7                99,195
Qualified XXIV                9.929     10.538              6.13%            (6)          1,304.5                13,747
Qualified XXV                10.027     10.477              4.49%            (9)          3,066.6                32,129

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP: (continued):
Qualified XXVII            $ 10.151   $ 10.881              7.19%            (2)        185,349.9       $     2,016,792
Qualified XXVIII             10.151     10.866              7.04%            (2)         54,966.8               597,269
--------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:
Qualified V                  14.554     11.434            (21.44%)                           49.1                   561
Qualified VI                 14.594     11.484            (21.31%)                      697,215.3             8,006,821
Qualified VIII               14.592     11.481            (21.32%)                           10.9                   125
Qualified X (1.15)           14.618     11.514            (21.23%)                        1,073.0                12,354
Qualified X (1.25)           14.594     11.484            (21.31%)                      102,558.2             1,177,778
Qualified XI                 14.682     11.617            (20.88%)                       15,926.1               185,014
Qualified XII (0.35)         14.054     11.462            (18.44%)           (5)         13,069.8               149,806
Qualified XII (0.45)         14.414     11.433            (20.68%)                       36,204.5               413,926
Qualified XII (0.55)         14.391     11.403            (20.76%)                          823.8                 9,394
Qualified XII (0.65)         14.367     11.373            (20.84%)                        1,360.1                15,468
Qualified XII (0.70)         14.356     11.358            (20.88%)                       36,880.2               418,885
Qualified XII (0.75)         14.344     11.344            (20.91%)                        6,183.4                70,144
Qualified XII (0.80)         14.705     11.623            (20.96%)                       51,128.9               594,271
Qualified XII (0.85)         14.693     11.608            (21.00%)                       21,474.5               249,276
Qualified XII (0.90)         14.680     11.592            (21.04%)                        1,340.6                15,540
Qualified XII (0.95)         14.668     11.576            (21.08%)                       10,159.9               117,611
Qualified XII (1.00)         14.656     11.561            (21.12%)                       49,308.6               570,057
Qualified XII (1.05)         14.643     11.545            (21.16%)                        4,129.7                47,677
Qualified XII (1.10)         14.631     11.530            (21.19%)                        1,911.1                22,035
Qualified XII (1.15)         14.618     11.514            (21.23%)                          733.6                 8,447
Qualified XII (1.20)         14.606     11.499            (21.27%)                        1,244.2                14,307
Qualified XII (1.25)         14.594     11.484            (21.31%)                        1,173.7                13,479
Qualified XII (1.30)         14.582     11.468            (21.36%)                          174.4                 2,000
Qualified XII (1.35)         15.783     11.453            (27.43%)           (2)              7.2                    82
Qualified XII (1.40)         14.557     11.437            (21.43%)                          422.9                 4,837
Qualified XII (1.50)         14.532     11.407            (21.50%)                          232.3                 2,650
Qualified XIII               14.668     11.576            (21.08%)                        6,891.9                79,781
Qualified XV                 14.668     11.576            (21.08%)                        1,093.7                12,661
Qualified XVI                14.532     11.407            (21.50%)                        9,524.0               108,640
Qualified XVIII              14.594     11.484            (21.31%)                       11,045.9               126,851
Qualified XXI                14.681     11.604            (20.96%)                        2,241.8                26,014
Qualified XXII               14.681     11.604            (20.96%)                       22,820.7               264,811
Qualified XXIV               14.803     11.568            (21.85%)           (6)         11,240.9               130,035
Qualified XXV                13.152     11.501            (12.55%)           (9)          4,906.2                56,426
Qualified XXVI               12.586     11.496             (8.66%)           (9)              1.7                    19
Qualified XXVII               9.610      8.094            (15.78%)           (8)          2,641.2                21,378
--------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
Qualified III                15.070     15.599              3.51%                           490.0                 7,643
Qualified V                  14.964     15.465              3.35%                           587.2                 9,081
Qualified VI                 15.070     15.599              3.51%                     1,251,617.8            19,523,983
Qualified X (1.15)           15.203     15.753              3.62%                        17,675.4               278,441
Qualified X (1.25)           15.135     15.667              3.52%                       359,253.4             5,628,423
Qualified XI                 15.264     15.889              4.09%                        50,443.3               801,494
Qualified XII (0.35)         10.706     11.234              4.93%            (5)         31,285.8               351,465
Qualified XII (0.40)         13.986     14.600              4.39%                           138.3                 2,019
Qualified XII (0.45)         10.738     11.204              4.34%                        45,064.1               504,898
Qualified XII (0.55)         10.721     11.175              4.23%                        19,311.8               215,809
Qualified XII (0.65)         10.704     11.146              4.13%                        59,748.3               665,954
Qualified XII (0.70)         10.695     11.132              4.09%                         6,671.5                74,267
Qualified XII (0.75)         10.686     11.117              4.03%                        69,002.9               767,105
Qualified XII (0.80)         11.073     11.514              3.98%                       137,810.6             1,586,751
Qualified XII (0.85)         13.950     14.497              3.92%                        44,708.2               648,135
Qualified XII (0.90)         10.986     11.412              3.88%                         1,923.9                21,955
Qualified XII (0.95)         13.899     14.430              3.82%                        29,660.8               428,005
Qualified XII (1.00)         13.874     14.397              3.77%                       188,329.0             2,711,372
Qualified XII (1.05)         13.848     14.363              3.72%                        33,688.0               483,861
Qualified XII (1.10)         13.823     14.330              3.67%                        23,915.7               342,712
Qualified XII (1.15)         13.798     14.297              3.62%                        13,274.0               189,778

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP: (continued):
Qualified XII (1.20)       $ 13.773   $ 14.264              3.56%                        17,252.5       $       246,089
Qualified XII (1.25)         13.748     14.231              3.51%                         7,350.2               104,600
Qualified XII (1.30)         13.723     14.198              3.46%                         6,773.6                96,172
Qualified XII (1.40)         13.673     14.132              3.36%                         1,037.6                14,664
Qualified XII (1.50)         13.623     14.067              3.26%                           369.6                 5,199
Qualified XIII               15.234     15.817              3.83%                         3,220.4                50,937
Qualified XV                 15.208     15.789              3.82%                         6,547.0               103,371
Qualified XVI                14.967     15.454              3.25%                        17,583.3               271,733
Qualified XVII               15.206     15.795              3.87%                        20,947.1               330,859
Qualified XVIII              15.272     15.864              3.88%                        43,923.8               696,807
Qualified XXI                15.222     15.828              3.98%                        55,825.1               883,599
Qualified XXII               15.248     15.855              3.98%                         5,216.7                82,711
Qualified XXIV               14.232     14.406              1.22%            (6)          1,444.1                20,803
Qualified XXV                15.609     15.623              0.09%            (9)          3,716.1                58,057
Qualified XXVI               15.374     15.616              1.57%            (9)            966.1                15,086
Qualified XXVII              15.132     15.620              3.22%            (2)         44,929.6               701,800
Annuity contracts in
  payment period                                                                                                198,397
--------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
Qualified I                  45.192     47.509              5.13%                        28,487.5             1,353,413
Qualified III                44.501     46.754              5.06%                         3,601.3               168,374
Qualified V                  12.808     13.435              4.90%                        19,981.8               268,455
Qualified VI                 12.917     13.571              5.06%                     9,554,318.5           129,661,654
Qualified VII                12.842     13.500              5.12%                       276,030.4             3,726,411
Qualified VIII               12.437     13.066              5.06%                        10,882.4               142,190
Qualified IX                 12.847     13.531              5.32%                         1,653.2                22,370
Qualified X (1.15)           12.997     13.669              5.17%                       258,756.5             3,536,942
Qualified X (1.25)           12.917     13.571              5.06%                     2,471,828.3            33,545,182
Qualified XI                 13.083     13.823              5.66%                       380,540.3             5,260,209
Qualified XII (0.35)         11.033     11.443              3.72%            (5)        437,758.4             5,009,269
Qualified XII (0.40)         11.748     12.448              5.96%                         3,393.6                42,244
Qualified XII (0.45)         10.777     11.413              5.90%                        28,640.7               326,876
Qualified XII (0.55)         10.760     11.383              5.79%                        48,059.7               547,064
Qualified XII (0.65)         10.742     11.354              5.70%                       220,271.4             2,500,962
Qualified XII (0.70)         10.734     11.339              5.64%                       135,516.7             1,536,624
Qualified XII (0.75)         10.725     11.324              5.59%                       300,528.7             3,403,187
Qualified XII (0.80)         10.855     11.456              5.54%                     1,463,946.6            16,770,972
Qualified XII (0.85)         11.717     12.360              5.49%                       371,038.8             4,586,039
Qualified XII (0.90)         10.811     11.398              5.43%                        21,482.2               244,854
Qualified XII (0.95)         11.675     12.303              5.38%                       453,479.4             5,579,157
Qualified XII (1.00)         11.654     12.274              5.32%                     1,864,849.9            22,889,168
Qualified XII (1.05)         11.632     12.246              5.28%                        57,152.9               699,894
Qualified XII (1.10)         11.611     12.218              5.23%                        39,771.3               485,926
Qualified XII (1.15)         11.590     12.189              5.17%                        59,675.4               727,383
Qualified XII (1.20)         11.569     12.161              5.12%                        45,351.7               551,522
Qualified XII (1.25)         11.548     12.133              5.07%                        24,433.0               296,445
Qualified XII (1.30)         11.527     12.105              5.01%                        11,514.2               139,379
Qualified XII (1.35)         11.577     12.077              4.32%            (2)             46.9                   567
Qualified XII (1.40)         11.485     12.049              4.91%                         6,042.0                72,800
Qualified XII (1.50)         11.443     11.993              4.81%                         1,424.3                17,082
Qualified XIII               13.057     13.759              5.38%                       101,086.2             1,390,845
Qualified XV                 13.035     13.736              5.38%                        82,420.1             1,132,122
Qualified XVI                12.829     13.445              4.80%                       131,197.9             1,763,956
Qualified XVII               12.917     13.571              5.06%                       442,559.9             6,005,980
Qualified XVIII              12.917     13.571              5.06%                       807,654.3            10,960,676
Qualified XIX                45.192     47.509              5.13%                        18,452.8               876,674
Qualified XX                 44.501     46.754              5.06%                        75,480.5             3,529,015
Qualified XXI                13.047     13.769              5.53%                       117,584.1             1,619,016
Qualified XXII               13.069     13.792              5.53%                       141,829.2             1,956,108
Qualified XXIV               11.938     12.282              2.88%            (6)        119,289.1             1,465,109
Qualified XXV                13.398     13.592              1.45%            (9)         86,230.9             1,172,050
Qualified XXVI               13.409     13.586              1.32%            (9)         27,084.4               367,969

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP: (continued):
Qualified XXVII            $ 44.732   $ 47.123              5.35%            (2)        685,272.4       $    32,292,092
Qualified XXVIII             44.735     46.754              4.51%            (2)        264,427.4            12,363,040
Qualified XXIX               46.555     46.754              0.43%                         2,552.8               119,354
Qualified XXX                44.501     46.746              5.04%                        32,033.0             1,497,428
Annuity contracts in
  payment period                                                                                                 89,722
--------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:
Qualified V                  17.540     18.458              5.23%                           767.0                14,158
Qualified VI                 17.617     18.568              5.40%                     2,460,640.1            45,689,165
Qualified VIII               17.613     18.563              5.39%                           639.3                11,867
Qualified X (1.15)           17.665     18.638              5.51%                        22,612.6               421,454
Qualified X (1.25)           17.617     18.568              5.40%                       295,892.6             5,494,133
Qualified XI                 17.778     18.843              5.99%                       130,001.5             2,449,618
Qualified XII (0.35)         12.599     12.732              1.06%            (5)         51,631.4               657,371
Qualified XII (0.40)         17.873     18.998              6.29%                           327.2                 6,217
Qualified XII (0.45)         11.953     12.699              6.24%                       122,373.7             1,554,024
Qualified XII (0.55)         11.933     12.666              6.14%                        21,330.6               270,174
Qualified XII (0.65)         11.914     12.633              6.03%                        14,680.9               185,464
Qualified XII (0.70)         11.904     12.616              5.98%                        24,605.7               310,426
Qualified XII (0.75)         11.895     12.600              5.93%                       144,228.7             1,817,282
Qualified XII (0.80)         12.675     13.419              5.87%                     1,784,687.4            23,948,720
Qualified XII (0.85)         17.810     18.847              5.82%                        86,789.5             1,635,721
Qualified XII (0.90)         12.336     13.048              5.77%                        13,290.5               173,415
Qualified XII (0.95)         17.762     18.777              5.71%                        75,786.5             1,423,043
Qualified XII (1.00)         17.737     18.742              5.67%                       569,784.2            10,678,896
Qualified XII (1.05)         17.713     18.707              5.61%                        10,886.6               203,656
Qualified XII (1.10)         17.689     18.673              5.56%                         7,637.4               142,613
Qualified XII (1.15)         17.665     18.638              5.51%                        13,932.6               259,676
Qualified XII (1.20)         17.641     18.603              5.45%                        13,067.5               243,094
Qualified XII (1.25)         17.617     18.568              5.40%                         9,885.0               183,544
Qualified XII (1.30)         21.056     18.534            (11.98%)           (4)         14,211.6               263,398
Qualified XII (1.35)         22.460     18.499            (17.64%)           (2)            132.4                 2,449
Qualified XII (1.40)         17.545     18.465              5.24%                         2,611.7                48,225
Qualified XII (1.50)         17.497     18.396              5.14%                         1,485.5                27,327
Qualified XIII               17.762     18.777              5.71%                        29,276.2               549,720
Qualified XV                 17.762     18.777              5.71%                        15,865.0               297,898
Qualified XVI                17.497     18.396              5.14%                        40,696.0               748,643
Qualified XVII               17.617     18.568              5.40%                         9,443.0               175,338
Qualified XVIII              17.776     18.801              5.77%                         4,738.4                89,086
Qualified XXI                17.778     18.822              5.87%                        39,273.4               739,203
Qualified XXII               17.778     18.822              5.87%                        50,096.7               942,921
Qualified XXIV               20.872     18.754            (10.15%)           (6)         68,241.9             1,279,808
Qualified XXV                19.585     18.597             (5.04%)           (9)         23,757.6               441,821
Qualified XXVI               18.318     18.589              1.48%            (9)          2,705.3                50,288
Qualified XXVII              10.292      9.145            (11.14%)           (8)        136,233.9             1,245,859
Annuity contracts in
  payment period                                                                                                 36,683
--------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:
Qualified V                   9.916      5.824            (41.27%)           (7)          5,044.0                29,376
Qualified VI                  9.999      5.831            (41.68%)           (5)      2,082,585.8            12,143,559
Qualified VIII               10.480      5.830            (44.37%)           (6)            185.1                 1,079
Qualified X (1.25)            9.999      5.831            (41.68%)           (5)        276,442.5             1,611,936
Qualified XI                  9.849      5.854            (40.56%)           (6)        158,659.9               928,795
Qualified XII (0.35)          8.956      5.865            (34.51%)           (5)         47,465.3               278,384
Qualified XII (0.55)         10.445      5.857            (43.93%)           (7)          5,915.1                34,645
Qualified XII (0.70)          8.273      5.851            (29.28%)           (5)         15,827.0                92,604
Qualified XII (0.75)          8.851      5.849            (33.92%)           (5)         89,724.2               524,797
Qualified XII (0.80)          9.996      5.847            (41.51%)           (5)        433,323.4             2,533,642
Qualified XII (0.85)          9.996      5.845            (41.53%)           (5)         67,524.4               394,680
Qualified XII (0.90)          9.925      5.842            (41.14%)           (7)          8,843.2                51,662
Qualified XII (0.95)          9.735      5.840            (40.01%)           (5)         55,834.6               326,074
Qualified XII (1.00)          9.995      5.838            (41.59%)           (5)        490,482.0             2,863,434
Qualified XII (1.05)          9.202      5.836            (36.58%)           (5)         12,022.6                70,164

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP: (continued):
Qualified XII (1.10)       $  9.939   $  5.834            (41.30%)           (6)         20,196.6       $       117,827
Qualified XII (1.15)          9.851      5.832            (40.80%)           (6)          3,756.0                21,905
Qualified XII (1.20)         10.021      5.830            (41.82%)           (6)          7,851.8                45,776
Qualified XII (1.25)          9.934      5.828            (41.33%)           (6)          2,632.3                15,341
Qualified XII (1.30)         10.134      5.826            (42.51%)           (7)            856.5                 4,990
Qualified XII (1.40)         10.067      5.822            (42.17%)           (7)          2,174.3                12,659
Qualified XII (1.50)         10.630      5.818            (45.27%)           (7)              7.0                    41
Qualified XIII                9.950      5.842            (41.29%)           (6)         54,142.9               316,303
Qualified XV                  9.950      5.842            (41.29%)           (6)         21,058.0               123,021
Qualified XVI                 9.738      5.821            (40.22%)           (5)         41,667.9               242,549
Qualified XVII                9.365      5.841            (37.63%)           (5)         22,437.9               131,060
Qualified XVIII               8.952      5.841            (34.75%)           (5)          6,670.1                38,960
Qualified XXI                 8.618      5.848            (32.14%)           (5)         52,013.7               304,176
Qualified XXII                9.496      5.848            (38.42%)           (5)         93,245.4               545,299
Qualified XXIV                9.939      5.842            (41.22%)           (6)         18,107.2               105,782
Qualified XXV                 8.891      5.840            (34.32%)           (9)         25,943.5               151,510
Qualified XXVI                7.855      5.837            (25.69%)           (9)            380.8                 2,223
Qualified XXVII               9.391      5.710            (39.20%)           (8)        138,502.8               790,851
--------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:
Qualified V                  18.847     20.480              8.66%                           627.1                12,843
Qualified VI                 18.930     20.602              8.83%                     1,174,458.4            24,196,192
Qualified VIII               18.926     20.596              8.82%                           306.5                 6,313
Qualified X (1.15)           18.982     20.679              8.94%                         2,242.3                46,368
Qualified X (1.25)           18.930     20.602              8.83%                       157,726.9             3,249,489
Qualified XI                 19.103     20.907              9.44%                        71,761.2             1,500,312
Qualified XII (0.35)         12.984     13.931              7.29%            (5)         37,963.8               528,874
Qualified XII (0.40)         19.205     21.079              9.76%                            82.4                 1,737
Qualified XII (0.45)         12.665     13.895              9.71%                         9,566.3               132,924
Qualified XII (0.55)         12.645     13.858              9.59%                        21,967.7               304,428
Qualified XII (0.65)         12.625     13.822              9.48%                        68,866.0               951,866
Qualified XII (0.70)         12.615     13.804              9.43%                       163,513.0             2,257,134
Qualified XII (0.75)         12.604     13.786              9.38%                        85,132.5             1,173,637
Qualified XII (0.80)         13.870     15.163              9.32%                       468,298.6             7,100,811
Qualified XII (0.85)         19.138     20.911              9.26%                        35,815.0               748,928
Qualified XII (0.90)         13.583     14.834              9.21%                         7,999.1               118,659
Qualified XII (0.95)         19.085     20.834              9.16%                        49,812.7             1,037,797
Qualified XII (1.00)         19.059     20.795              9.11%                       129,862.2             2,700,485
Qualified XII (1.05)         19.033     20.756              9.05%                        10,459.2               217,092
Qualified XII (1.10)         19.007     20.718              9.00%                         1,299.2                26,917
Qualified XII (1.15)         18.982     20.679              8.94%                         7,947.9               164,354
Qualified XII (1.20)         18.956     20.641              8.89%                         7,678.4               158,490
Qualified XII (1.25)         18.930     20.602              8.83%                         1,987.6                40,949
Qualified XII (1.30)         18.904     20.564              8.78%                         8,400.7               172,753
Qualified XII (1.35)         17.510     20.526             17.22%            (2)             27.5                   564
Qualified XII (1.40)         18.852     20.488              8.68%                         1,417.2                29,035
Qualified XII (1.50)         18.801     20.412              8.57%                           460.5                 9,399
Qualified XIII               19.085     20.834              9.16%                         5,125.7               106,789
Qualified XV                 19.085     20.834              9.16%                         6,152.6               128,184
Qualified XVI                18.801     20.412              8.57%                        12,929.4               263,914
Qualified XVII               18.930     20.602              8.83%                         8,383.3               172,712
Qualified XVIII              19.101     20.861              9.21%                         9,022.9               188,226
Qualified XXI                19.103     20.884              9.32%                        14,447.7               301,725
Qualified XXII               19.103     20.884              9.32%                        26,506.6               553,563
Qualified XXIV               19.863     20.809              4.76%            (6)          8,033.8               167,175
Qualified XXV                20.650     20.634             (0.08%)           (9)         17,415.9               359,359
Qualified XXVI               20.538     20.625              0.42%            (9)            591.2                12,193
Qualified XXVII              13.603     15.556             14.36%            (2)        227,330.5             3,536,353
Qualified XXVIII             13.603     15.536             14.21%            (2)        668,608.7            10,387,504
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:
Qualified V                $ 13.738   $ 12.068            (12.16%)                           19.7       $           238
Qualified VI                 13.753     12.101            (12.01%)                    1,020,762.4            12,352,243
Qualified VIII               13.752     12.099            (12.02%)                          669.6                 8,102
Qualified X (1.15)           13.762     12.121            (11.92%)                           78.5                   951
Qualified X (1.25)           13.753     12.101            (12.01%)                      105,549.7             1,277,257
Qualified XI                 15.993     12.205            (23.69%)           (7)         21,995.0               268,449
Qualified XII (0.35)         13.648     12.286             (9.98%)           (5)         15,852.4               194,762
Qualified XII (0.55)         13.820     12.245            (11.40%)                       12,515.1               153,248
Qualified XII (0.60)         13.036     12.235             (6.14%)          (10)             31.9                   390
Qualified XII (0.65)         14.959     12.224            (18.28%)           (2)          1,699.4                20,774
Qualified XII (0.70)         13.805     12.214            (11.52%)                       20,534.2               250,805
Qualified XII (0.75)         13.801     12.204            (11.57%)                       27,142.6               331,248
Qualified XII (0.80)         13.796     12.193            (11.62%)                      122,505.5             1,493,710
Qualified XII (0.85)         13.791     12.183            (11.66%)                       36,970.9               450,416
Qualified XII (0.90)         14.065     12.173            (13.45%)           (5)          2,279.4                27,747
Qualified XII (0.95)         13.781     12.162            (11.75%)                       47,484.7               577,509
Qualified XII (1.00)         13.777     12.152            (11.80%)                      150,952.7             1,834,377
Qualified XII (1.05)         13.772     12.142            (11.84%)                        4,565.5                55,434
Qualified XII (1.10)         13.767     12.132            (11.88%)                        1,964.6                23,834
Qualified XII (1.15)         13.762     12.121            (11.92%)                        1,957.3                23,725
Qualified XII (1.20)         13.758     12.111            (11.97%)                        1,368.3                16,572
Qualified XII (1.25)         13.753     12.101            (12.01%)                        4,931.4                59,675
Qualified XII (1.30)         13.748     12.091            (12.05%)                          639.8                 7,736
Qualified XII (1.35)         14.449     12.081            (16.39%)           (2)             91.1                 1,100
Qualified XII (1.40)         14.449     12.070            (16.46%)           (2)          4,731.3                57,107
Qualified XII (1.50)         14.116     12.050            (14.64%)           (1)          1,233.1                14,859
Qualified XIII               13.359     12.130             (9.20%)           (1)          8,951.9               108,587
Qualified XV                 13.745     12.130            (11.75%)                        7,589.4                92,060
Qualified XVI                13.729     12.050            (12.23%)                       28,018.1               337,618
Qualified XVII               13.759     12.106            (12.01%)                        3,770.5                45,646
Qualified XVIII              13.759     12.106            (12.01%)                        6,634.8                80,321
Qualified XXI                13.372     12.160             (9.06%)           (1)         38,762.5               471,352
Qualified XXII               14.269     12.160            (14.78%)           (2)         36,954.2               449,363
Qualified XXIV               14.837     12.160            (18.04%)           (6)         11,675.8               141,978
Qualified XXV                15.281     12.115            (20.72%)           (9)         17,938.1               217,320
Qualified XXVI               14.236     12.110            (14.93%)           (9)            659.5                 7,987
Qualified XXVII               9.838      7.500            (23.76%)           (8)         69,307.1               519,803
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:
Qualified V                  11.717      9.860            (15.85%)           (5)              4.3                    42
Qualified VI                 11.716      9.887            (15.61%)                    2,698,139.7            26,676,510
Qualified VIII               11.715      9.885            (15.62%)                          419.8                 4,150
Qualified X (1.15)           10.853      9.903             (8.75%)           (1)         19,411.5               192,232
Qualified X (1.25)           11.716      9.887            (15.61%)                      219,944.1             2,174,587
Qualified XI                 12.244      9.972            (18.56%)           (8)         28,163.0               280,841
Qualified XII (0.35)         11.228     10.038            (10.60%)           (5)         45,120.9               452,924
Qualified XII (0.45)         11.781     10.021            (14.94%)                        3,975.5                39,838
Qualified XII (0.55)         11.773     10.004            (15.03%)                       48,445.2               484,646
Qualified XII (0.60)         10.403      9.996             (3.91%)          (10)             84.1                   841
Qualified XII (0.65)         11.764      9.987            (15.11%)                        1,781.4                17,791
Qualified XII (0.70)         11.760      9.979            (15.14%)                       13,862.1               138,330
Qualified XII (0.75)         11.756      9.970            (15.19%)                      119,758.2             1,193,989
Qualified XII (0.80)         11.752      9.962            (15.23%)                      436,298.8             4,346,409
Qualified XII (0.85)         11.748      9.954            (15.27%)                       79,363.6               789,985
Qualified XII (0.90)         12.256      9.945            (18.86%)           (4)          6,406.1                63,709
Qualified XII (0.95)         11.740      9.937            (15.36%)                       95,583.4               949,812
Qualified XII (1.00)         11.736      9.928            (15.41%)                      549,569.2             5,456,123
Qualified XII (1.05)         11.732      9.920            (15.44%)                       31,266.6               310,165
Qualified XII (1.10)         11.728      9.912            (15.48%)                       24,518.3               243,025
Qualified XII (1.15)         11.724      9.903            (15.53%)                        7,463.6                73,912
Qualified XII (1.20)         11.720      9.895            (15.57%)                       15,555.6               153,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND: (continued):
Qualified XII (1.25)       $ 11.716   $  9.887            (15.61%)                        7,623.0       $        75,369
Qualified XII (1.30)         11.712      9.878            (15.66%)                        4,846.4                47,873
Qualified XII (1.35)         11.204      9.870            (11.91%)           (2)             32.3                   319
Qualified XII (1.40)         11.707      9.862            (15.76%)           (2)          5,050.8                49,811
Qualified XII (1.50)         11.695      9.845            (15.82%)                        3,046.2                29,990
Qualified XIII               11.710      9.911            (15.36%)                       31,226.2               309,483
Qualified XV                 11.710      9.911            (15.36%)                        3,109.4                30,817
Qualified XVI                11.695      9.845            (15.82%)                       38,373.7               377,789
Qualified XVII               11.721      9.891            (15.61%)                       13,778.0               136,278
Qualified XVIII              11.721      9.891            (15.61%)                       18,441.6               182,406
Qualified XXI                11.721      9.935            (15.24%)                       11,950.2               118,725
Qualified XXII               11.815      9.935            (15.91%)           (2)          8,936.0                88,779
Qualified XXIV               11.807      9.935            (15.86%)           (6)         15,235.4               151,364
Qualified XXV                11.715      9.898            (15.51%)           (9)         27,070.1               267,940
Qualified XXVI               11.140      9.894            (11.18%)           (9)          8,539.6                84,491
Qualified XXVII               9.776      7.842            (19.78%)           (8)        380,759.2             2,985,914
--------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
Qualified V                  12.055      9.452            (21.59%)                           22.5                   213
Qualified VI                 12.069      9.477            (21.48%)                    1,068,220.5            10,123,525
Qualified X (1.15)           12.077      9.493            (21.40%)                        1,148.8                10,906
Qualified X (1.25)           12.069      9.477            (21.48%)                      141,426.9             1,340,303
Qualified XII (0.35)         11.987      9.622            (19.73%)           (5)         22,505.3               216,546
Qualified XII (0.55)         12.127      9.590            (20.92%)                       12,591.8               120,755
Qualified XII (0.65)         12.119      9.574            (21.00%)                        3,182.4                30,468
Qualified XII (0.70)         12.115      9.566            (21.04%)                        4,288.6                41,025
Qualified XII (0.75)         12.111      9.558            (21.08%)                       40,078.2               383,067
Qualified XII (0.80)         12.106      9.550            (21.11%)                      254,281.8             2,428,391
Qualified XII (0.85)         12.102      9.542            (21.15%)                       49,755.8               474,770
Qualified XII (0.90)         12.098      9.533            (21.20%)                       26,082.3               248,643
Qualified XII (0.95)         12.094      9.525            (21.24%)                       85,385.1               813,293
Qualified XII (1.00)         12.090      9.517            (21.28%)                      147,926.0             1,407,812
Qualified XII (1.05)         12.085      9.509            (21.32%)                       15,027.2               142,894
Qualified XII (1.10)         12.081      9.501            (21.36%)                        2,851.0                27,087
Qualified XII (1.15)         12.077      9.493            (21.40%)                        4,197.0                39,842
Qualified XII (1.20)         12.073      9.485            (21.44%)                        6,981.9                66,223
Qualified XII (1.25)         12.069      9.477            (21.48%)                        7,191.6                68,155
Qualified XII (1.30)         12.064      9.469            (21.51%)                          960.9                 9,099
Qualified XII (1.35)         12.477      9.461            (24.17%)           (2)             66.8                   632
Qualified XII (1.40)         12.056      9.453            (21.59%)                        2,381.9                22,516
Qualified XII (1.50)         12.048      9.437            (21.67%)                          343.0                 3,237
Qualified XIII               12.098      9.529            (21.23%)                        9,403.0                89,601
Qualified XV                 12.098      9.529            (21.23%)                        2,846.7                27,126
Qualified XVI                12.048      9.437            (21.67%)                       25,090.6               236,780
Qualified XVII               14.498      9.481            (34.60%)           (3)          7,620.8                72,253
Qualified XVIII              12.306      9.481            (22.96%)           (1)          5,707.8                54,116
Qualified XXI                12.110      9.552            (21.12%)                        7,102.5                67,843
Qualified XXII               12.655      9.552            (24.52%)           (2)         18,076.0               172,662
Qualified XXIV               12.619      9.524            (24.53%)           (6)          9,125.6                86,912
Qualified XXV                12.051      9.489            (21.26%)           (9)         16,052.6               152,323
Qualified XXVI               11.267      9.485            (15.82%)           (9)          2,054.6                19,488
Qualified XXVII               9.482      7.162            (24.47%)           (8)         61,814.6               442,716
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND:
Qualified III                11.650      9.942            (14.66%)           (6)             18.1                   180
Qualified V                  11.493      9.673            (15.84%)                           20.2                   195
Qualified VI                 11.506      9.699            (15.70%)                      862,415.6             8,364,569
Qualified X (1.15)           11.514      9.715            (15.62%)                        1,771.0                17,205
Qualified X (1.25)           11.506      9.699            (15.70%)                      124,166.7             1,204,293
Qualified XII (0.35)         11.026      9.848            (10.68%)           (5)          4,590.9                45,211
Qualified XII (0.45)         11.570      9.831            (15.03%)                       45,266.5               445,015
Qualified XII (0.55)         11.562      9.814            (15.12%)                        3,280.3                32,193
Qualified XII (0.60)          9.839      9.806             (0.34%)          (10)              5.0                    49

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
VALUE FUND: (continued):
Qualified XII (0.65)       $ 11.554   $  9.798            (15.20%)                        2,324.8       $        22,778
Qualified XII (0.70)         11.550      9.790            (15.24%)                       90,763.7               888,577
Qualified XII (0.75)         11.546      9.781            (15.29%)                       44,777.7               437,971
Qualified XII (0.80)         11.542      9.773            (15.33%)                      379,305.3             3,706,951
Qualified XII (0.85)         11.538      9.765            (15.37%)                       33,891.2               330,948
Qualified XII (0.90)         11.534      9.757            (15.41%)                        8,901.6                86,853
Qualified XII (0.95)         11.530      9.748            (15.46%)                       31,332.1               305,425
Qualified XII (1.00)         11.526      9.740            (15.50%)                       79,423.0               773,580
Qualified XII (1.05)         11.522      9.732            (15.54%)                        6,439.5                62,669
Qualified XII (1.10)         11.518      9.724            (15.58%)                       14,059.6               136,716
Qualified XII (1.15)         11.514      9.715            (15.62%)                        3,149.2                30,594
Qualified XII (1.20)         11.510      9.707            (15.66%)                        2,497.1                24,239
Qualified XII (1.25)         10.796      9.699            (10.16%)           (1)         16,464.1               159,685
Qualified XII (1.30)         11.502      9.691            (15.75%)                        1,328.9                12,878
Qualified XII (1.35)         11.307      9.683            (14.36%)           (2)            164.9                 1,597
Qualified XII (1.40)         11.494      9.675            (15.83%)                        1,954.0                18,905
Qualified XII (1.50)         11.486      9.658            (15.92%)                          587.5                 5,674
Qualified XIII               11.495      9.719            (15.45%)                       14,972.0               145,513
Qualified XV                 11.495      9.719            (15.45%)                        4,686.7                45,550
Qualified XVI                11.486      9.658            (15.92%)                        9,996.6                96,547
Qualified XVII               11.511      9.703            (15.71%)                       24,287.5               235,662
Qualified XVIII              11.511      9.703            (15.71%)                        5,265.5                51,091
Qualified XXI                11.036      9.742            (11.73%)           (1)         18,115.3               176,479
Qualified XXII               11.754      9.742            (17.12%)           (2)         13,458.7               131,115
Qualified XXIV               11.438      9.746            (14.79%)           (6)         27,162.2               264,723
Qualified XXV                10.611      9.711             (8.48%)           (9)          2,803.5                27,225
Qualified XXVI               10.085      9.707             (3.75%)           (9)            113.9                 1,106
Qualified XXVII               9.503      8.315            (12.50%)           (8)         23,718.9               197,223
--------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:
Qualified III                30.131     28.827             (4.33%)                       17,778.8               512,509
Qualified V                  23.131     22.095             (4.48%)                        1,652.6                36,514
Qualified VI                 22.705     21.722             (4.33%)                    1,065,387.5            23,142,345
Qualified VIII               20.623     19.729             (4.33%)                        6,611.6               130,440
Qualified X (1.25)           11.637     11.133             (4.33%)                       23,976.9               266,935
Qualified XI                 22.998     22.125             (3.80%)                       68,632.7             1,518,499
Qualified XII (0.35)         11.718     11.574             (1.23%)           (5)        118,983.5             1,377,115
Qualified XII (0.40)         16.740     16.152             (3.51%)                          332.0                 5,362
Qualified XII (0.45)         11.970     11.543             (3.57%)                       43,992.3               507,803
Qualified XII (0.55)         11.951     11.513             (3.66%)                       11,184.1               128,762
Qualified XII (0.65)         11.932     11.483             (3.76%)                        4,099.1                47,070
Qualified XII (0.70)         11.922     11.468             (3.81%)                       21,801.4               250,019
Qualified XII (0.75)         11.912     11.453             (3.85%)                       64,676.4               740,739
Qualified XII (0.80)         12.530     12.041             (3.90%)                      147,700.9             1,778,467
Qualified XII (0.85)         16.697     16.038             (3.95%)                      203,730.4             3,267,428
Qualified XII (0.90)         12.414     11.918             (4.00%)                        4,895.1                58,340
Qualified XII (0.95)         16.636     15.964             (4.04%)                       68,101.9             1,087,178
Qualified XII (1.00)         16.606     15.927             (4.09%)                      171,211.0             2,726,878
Qualified XII (1.05)         16.576     15.890             (4.14%)                       36,607.0               581,685
Qualified XII (1.10)         16.546     15.853             (4.19%)                       15,619.4               247,615
Qualified XII (1.15)         16.515     15.816             (4.23%)                       23,264.9               367,957
Qualified XII (1.20)         16.485     15.780             (4.28%)                        8,798.8               138,845
Qualified XII (1.25)         16.455     15.743             (4.33%)                          998.9                15,726
Qualified XII (1.30)         16.426     15.707             (4.38%)                        1,433.4                22,514
Qualified XII (1.35)         15.730     15.670             (0.38%)           (2)            169.8                 2,661
Qualified XII (1.40)         16.366     15.634             (4.47%)                        1,624.0                25,389
Qualified XII (1.50)         16.306     15.562             (4.56%)                          148.4                 2,310
Qualified XIII               22.951     22.024             (4.04%)                       16,335.7               359,778
Qualified XV                 22.913     21.987             (4.04%)                        5,812.2               127,793
Qualified XVI                22.550     21.521             (4.56%)                       28,518.0               613,735
Qualified XVII               22.705     21.722             (4.33%)                          968.5                21,037
Qualified XVIII              11.637     11.133             (4.33%)                        9,411.1               104,774

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO: (continued):
Qualified XXI              $ 22.935   $ 22.040             (3.90%)                        3,041.1       $        67,026
Qualified XXII               22.973     22.077             (3.90%)                        3,627.1                80,075
Qualified XXIV               16.973     15.937             (6.10%)           (6)         20,993.8               334,578
Qualified XXV                23.113     21.748             (5.91%)           (9)          5,527.9               120,221
Qualified XXVI               22.610     21.739             (3.85%)           (9)            227.2                 4,940
Qualified XXVII              29.380     28.864             (1.76%)           (2)        708,860.6            20,460,551
Qualified XXVIII             29.380     28.827             (1.88%)           (2)         68,715.2             1,980,852
--------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:
Qualified III                19.201     20.561              7.08%                           876.3                18,017
Qualified V                  18.143     19.397              6.91%                           426.5                 8,272
Qualified VI                 18.334     19.632              7.08%                     4,252,751.6            83,490,017
Qualified VIII               18.265     19.557              7.07%                         4,267.5                83,460
Qualified X (1.15)           23.071     24.729              7.19%                        84,690.9             2,094,321
Qualified X (1.25)           22.942     24.567              7.08%                       946,481.1            23,252,200
Qualified XI                 18.570     19.996              7.68%                       177,576.9             3,550,827
Qualified XII (0.35)         10.595     11.419              7.78%            (5)        187,521.8             2,141,312
Qualified XII (0.40)         16.089     17.374              7.99%                           730.5                12,691
Qualified XII (0.45)         10.552     11.389              7.93%                       162,442.3             1,850,055
Qualified XII (0.55)         10.535     11.360              7.83%                        55,910.6               635,144
Qualified XII (0.65)         10.518     11.330              7.72%                       107,996.9             1,223,605
Qualified XII (0.70)         10.509     11.315              7.67%                        51,473.4               582,422
Qualified XII (0.75)         10.501     11.300              7.61%                       227,966.9             2,576,026
Qualified XII (0.80)         11.445     12.310              7.56%                       710,549.0             8,746,858
Qualified XII (0.85)         16.047     17.252              7.51%                       286,746.7             4,946,954
Qualified XII (0.90)         11.245     12.083              7.45%                        11,253.7               135,979
Qualified XII (0.95)         15.989     17.172              7.40%                       306,173.8             5,257,617
Qualified XII (1.00)         15.960     17.132              7.34%                       295,865.9             5,068,775
Qualified XII (1.05)         15.931     17.092              7.29%                        60,783.4             1,038,910
Qualified XII (1.10)         15.902     17.053              7.24%                        31,932.0               544,536
Qualified XII (1.15)         15.873     17.013              7.18%                        36,839.7               626,754
Qualified XII (1.20)         15.844     16.974              7.13%                        30,503.4               517,764
Qualified XII (1.25)         15.815     16.935              7.08%                        15,146.4               256,505
Qualified XII (1.30)         15.786     16.896              7.03%                         6,031.0               101,899
Qualified XII (1.35)         13.910     16.856             21.18%            (2)             78.8                 1,329
Qualified XII (1.40)         15.729     16.817              6.92%                         1,912.8                32,168
Qualified XII (1.50)         15.672     16.740              6.81%                         4,921.7                82,389
Qualified XIII               18.533     19.904              7.40%                        20,687.8               411,770
Qualified XV                 18.502     19.871              7.40%                        13,788.9               274,000
Qualified XVI                18.209     19.450              6.82%                       118,945.4             2,313,488
Qualified XVII               18.334     19.632              7.08%                        33,028.7               648,419
Qualified XVIII              22.942     24.567              7.08%                        15,396.9               378,255
Qualified XXI                18.519     19.919              7.56%                        25,298.2               503,914
Qualified XXII               18.550     19.952              7.56%                        39,260.8               783,331
Qualified XXIV               15.457     17.143             10.91%            (6)         74,096.1             1,270,230
Qualified XXV                19.049     19.655              3.18%            (9)         33,296.9               654,451
Qualified XXVI               18.652     19.647              5.33%            (9)         15,602.7               306,547
Qualified XXVII              17.293     20.588             19.05%            (2)      1,521,270.8            31,319,923
Qualified XXVIII             17.293     20.561             18.90%            (2)        396,947.7             8,161,642
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Qualified I                  24.603     21.644            (12.03%)                        2,653.4                57,431
Qualified III                26.340     23.158            (12.08%)                          163.2                 3,780
Qualified V                  26.134     22.940            (12.22%)                        2,104.7                48,282
Qualified VI                 25.999     22.858            (12.08%)                   10,298,746.9           235,408,759
Qualified VIII               26.310     23.130            (12.09%)                        8,221.8               190,170
Qualified X (1.15)           36.363     32.002            (11.99%)                       66,459.4             2,126,833
Qualified X (1.25)           36.160     31.791            (12.08%)                    1,500,686.0            47,708,308
Qualified XI                 26.334     23.282            (11.59%)                      615,609.2            14,332,613
Qualified XII (0.35)         16.211     14.798             (8.72%)           (5)        564,611.6             8,355,123
Qualified XII (0.40)         23.989     21.270            (11.33%)                        1,788.2                38,035
Qualified XII (0.45)         16.655     14.760            (11.38%)                      130,483.0             1,925,929

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO: (continued):
Qualified XII (0.55)       $ 16.628   $ 14.721            (11.47%)                      151,952.1       $     2,236,887
Qualified XII (0.60)         15.283     14.702             (3.80%)          (10)             10.7                   157
Qualified XII (0.65)         16.601     14.683            (11.55%)                      331,653.4             4,869,667
Qualified XII (0.70)         16.588     14.664            (11.60%)                      117,753.2             1,726,733
Qualified XII (0.75)         16.574     14.645            (11.64%)                      581,764.1             8,519,935
Qualified XII (0.80)         18.143     16.023            (11.68%)                    2,257,499.3            36,171,912
Qualified XII (0.85)         23.927     21.120            (11.73%)                      596,022.3            12,587,992
Qualified XII (0.90)         17.677     15.596            (11.77%)                       42,684.0               665,700
Qualified XII (0.95)         23.840     21.023            (11.82%)                      573,111.4            12,048,520
Qualified XII (1.00)         23.797     20.974            (11.86%)                    1,259,926.0            26,425,687
Qualified XII (1.05)         23.754     20.926            (11.91%)                      122,516.5             2,563,781
Qualified XII (1.10)         23.710     20.877            (11.95%)                       67,647.3             1,412,273
Qualified XII (1.15)         23.667     20.829            (11.99%)                       80,859.3             1,684,218
Qualified XII (1.20)         23.624     20.781            (12.03%)                       71,710.4             1,490,213
Qualified XII (1.25)         23.581     20.733            (12.08%)                       33,790.3               700,575
Qualified XII (1.30)         23.538     20.684            (12.13%)                       23,713.2               490,484
Qualified XII (1.35)         23.491     20.637            (12.15%)           (2)            569.1                11,745
Qualified XII (1.40)         23.453     20.589            (12.21%)                       10,223.7               210,496
Qualified XII (1.50)         23.368     20.494            (12.30%)                        5,157.2               105,691
Qualified XIII               26.281     23.175            (11.82%)                       87,549.3             2,028,955
Qualified XV                 26.237     23.137            (11.82%)                       63,541.7             1,470,165
Qualified XVI                25.822     22.646            (12.30%)                      211,306.4             4,785,244
Qualified XVII               25.999     22.858            (12.08%)                       62,728.5             1,433,847
Qualified XVIII              36.160     31.791            (12.08%)                       75,763.8             2,408,607
Qualified XXI                26.262     23.193            (11.69%)                      103,624.8             2,403,369
Qualified XXII               26.305     23.231            (11.69%)                       92,854.6             2,157,105
Qualified XXIV               24.889     20.988            (15.67%)           (6)        158,991.3             3,336,909
Qualified XXV                25.914     22.885            (11.69%)           (9)        183,299.3             4,194,804
Qualified XXVI               25.026     22.876             (8.59%)           (9)         23,381.1               534,867
--------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:
Qualified XXVII               9.522      7.389            (22.40%)           (2)        159,262.8             1,176,793
Qualified XXVIII              9.523      7.379            (22.51%)           (2)        172,513.1             1,272,975
--------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:
Qualified V                  19.108     15.241            (20.24%)                           74.3                 1,133
Qualified VI                 19.243     15.374            (20.11%)                      655,335.3            10,075,126
Qualified VIII               19.237     15.367            (20.12%)                          357.1                 5,488
Qualified X (1.15)           19.936     15.943            (20.03%)                        9,198.5               146,652
Qualified X (1.25)           19.825     15.838            (20.11%)                      146,480.0             2,319,951
Qualified XI                 19.492     15.659            (19.66%)                       24,251.5               379,754
Qualified XII (0.35)         12.131     10.828            (10.74%)           (5)         51,138.4               553,727
Qualified XII (0.40)         18.709     15.074            (19.43%)                          284.1                 4,283
Qualified XII (0.45)         13.410     10.799            (19.47%)                       11,727.5               126,645
Qualified XII (0.55)         13.389     10.771            (19.55%)                        8,239.0                88,742
Qualified XII (0.65)         13.367     10.743            (19.63%)                       17,888.5               192,176
Qualified XII (0.70)         13.356     10.729            (19.67%)                       12,203.7               130,934
Qualified XII (0.75)         13.346     10.715            (19.71%)                       20,800.7               222,880
Qualified XII (0.80)         14.900     11.957            (19.75%)                       42,155.7               504,056
Qualified XII (0.85)         18.661     14.968            (19.79%)                       25,576.2               382,825
Qualified XII (0.90)         14.905     11.949            (19.83%)                        4,435.9                53,005
Qualified XII (0.95)         18.593     14.898            (19.87%)                       25,963.6               386,805
Qualified XII (1.00)         18.559     14.864            (19.91%)                       44,395.7               659,897
Qualified XII (1.05)         18.525     14.830            (19.95%)                        7,533.4               111,720
Qualified XII (1.10)         18.492     14.795            (19.99%)                        8,320.1               123,096
Qualified XII (1.15)         18.458     14.761            (20.03%)                        7,202.0               106,308
Qualified XII (1.20)         18.424     14.727            (20.07%)                        3,776.5                55,616
Qualified XII (1.25)         18.391     14.693            (20.11%)                        8,004.6               117,612
Qualified XII (1.30)         18.357     14.659            (20.14%)                        2,480.9                36,367
Qualified XII (1.35)         17.843     14.625            (18.04%)           (2)             14.4                   210
Qualified XII (1.40)         18.291     14.591            (20.23%)                          626.4                 9,140
Qualified XII (1.50)         18.224     14.523            (20.31%)                           27.6                   401
Qualified XIII               19.452     15.587            (19.87%)                       11,388.7               177,515

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO: (continued):
Qualified XV               $ 19.420   $ 15.561            (19.87%)                        4,698.6       $        73,115
Qualified XVI                19.112     15.231            (20.31%)                       13,970.3               212,782
Qualified XVII               19.243     15.374            (20.11%)                        2,770.8                42,599
Qualified XVIII              19.825     15.838            (20.11%)                        1,464.1                23,189
Qualified XXI                19.438     15.599            (19.75%)                        9,133.8               142,478
Qualified XXII               19.470     15.625            (19.75%)                       12,807.8               200,122
Qualified XXIV               17.531     14.874            (15.16%)           (6)         21,266.9               316,324
Qualified XXV                16.962     15.392             (9.26%)           (9)          8,636.8               132,938
Qualified XXVI               16.449     15.386             (6.46%)           (9)          1,668.9                25,678
Qualified XXVII               9.535      8.471            (11.16%)           (8)          5,929.6                50,230
--------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO:
Qualified XXVII              17.740     17.427             (1.76%)           (2)      1,239,976.3            21,609,067
Qualified XXVIII             17.740     17.405             (1.89%)           (2)        121,872.2             2,121,186
--------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:
Qualified III                27.214     25.097             (7.78%)                        1,720.8                43,187
Qualified V                  24.046     22.141             (7.92%)                        2,667.1                59,053
Qualified VI                 24.053     22.182             (7.78%)                    8,555,653.0           189,781,495
Qualified VIII               24.208     22.324             (7.78%)                        4,012.1                89,567
Qualified X (1.15)           27.150     25.063             (7.69%)                       16,463.7               412,630
Qualified X (1.25)           27.024     24.923             (7.77%)                      805,532.0            20,076,274
Qualified XI                 24.363     22.594             (7.26%)                      213,248.6             4,818,138
Qualified XII (0.35)         13.485     13.229             (1.90%)           (5)        375,277.7             4,964,549
Qualified XII (0.40)         22.045     20.503             (6.99%)                        2,260.6                46,349
Qualified XII (0.45)         14.194     13.195             (7.04%)                      367,939.4             4,854,960
Qualified XII (0.55)         14.171     13.160             (7.13%)                      123,644.0             1,627,155
Qualified XII (0.65)         14.148     13.126             (7.22%)                      277,303.1             3,639,880
Qualified XII (0.70)         14.137     13.109             (7.27%)                       89,345.3             1,171,227
Qualified XII (0.75)         14.126     13.092             (7.32%)                      568,291.2             7,440,068
Qualified XII (0.80)         15.518     14.375             (7.37%)                    1,662,214.4            23,894,332
Qualified XII (0.85)         21.988     20.359             (7.41%)                      243,716.1             4,961,817
Qualified XII (0.90)         15.138     14.009             (7.46%)                       32,744.0               458,710
Qualified XII (0.95)         21.908     20.265             (7.50%)                      427,085.4             8,654,885
Qualified XII (1.00)         21.868     20.218             (7.55%)                    1,562,971.2            31,600,152
Qualified XII (1.05)         21.828     20.171             (7.59%)                      141,388.4             2,851,946
Qualified XII (1.10)         21.789     20.124             (7.64%)                       56,051.0             1,127,971
Qualified XII (1.15)         21.749     20.078             (7.68%)                       57,856.8             1,161,648
Qualified XII (1.20)         21.710     20.031             (7.73%)                       35,453.7               710,174
Qualified XII (1.25)         21.670     19.985             (7.78%)                       18,639.8               372,517
Qualified XII (1.30)         21.631     19.938             (7.83%)                       10,383.4               207,025
Qualified XII (1.35)         20.986     19.892             (5.21%)           (2)            110.1                 2,191
Qualified XII (1.40)         21.552     19.846             (7.92%)                        9,052.2               179,649
Qualified XII (1.50)         21.474     19.755             (8.01%)                       11,467.8               226,547
Qualified XIII               24.314     22.490             (7.50%)                       74,362.5             1,672,412
Qualified XV                 24.274     22.453             (7.50%)                       39,966.4               897,365
Qualified XVI                23.889     21.977             (8.00%)                      157,050.7             3,451,504
Qualified XVII               24.053     22.182             (7.78%)                       34,733.7               770,463
Qualified XVIII              27.024     24.923             (7.77%)                       19,367.4               482,693
Qualified XXI                24.296     22.507             (7.36%)                       76,554.5             1,723,013
Qualified XXII               24.336     22.544             (7.36%)                      117,566.6             2,650,422
Qualified XXIV               21.474     20.231             (5.79%)           (6)        139,446.2             2,821,137
Qualified XXV                23.513     22.209             (5.55%)           (9)         77,273.8             1,716,173
Qualified XXVI               22.768     22.199             (2.50%)           (9)          7,665.8               170,172
Qualified XXVII              27.021     25.130             (7.00%)           (2)      3,098,834.5            77,873,712
Qualified XXVIII             27.021     25.097             (7.12%)           (2)        447,796.5            11,238,348
--------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO:
Qualified XXVII              26.558     25.246             (4.94%)           (2)      3,615,258.7            91,270,821
Qualified XXVIII             26.559     25.213             (5.07%)           (2)        530,641.1            13,379,054
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
Qualified I                $ 32.516   $ 21.908            (32.62%)                        2,964.1       $        64,937
Qualified III                53.644     36.122            (32.66%)                       82,204.1             2,969,378
Qualified V                  46.252     31.095            (32.77%)                        4,673.7               145,330
Qualified VI                 46.640     31.406            (32.66%)                   14,665,250.9           460,576,868
Qualified VIII               46.621     31.390            (32.67%)                        8,849.9               277,797
Qualified X (1.15)           45.235     30.490            (32.60%)                       58,337.9             1,778,723
Qualified X (1.25)           45.025     30.318            (32.66%)                    1,454,286.2            44,091,048
Qualified XI                 47.242     31.989            (32.29%)                      846,146.2            27,067,370
Qualified XII (0.35)         23.888     18.526            (22.45%)           (5)        913,545.7            16,924,348
Qualified XII (0.40)         31.711     21.535            (32.09%)                        5,601.1               120,620
Qualified XII (0.45)         27.222     18.477            (32.12%)                      219,159.2             4,049,405
Qualified XII (0.55)         27.178     18.429            (32.19%)                      169,466.1             3,123,090
Qualified XII (0.60)         19.660     18.405             (6.38%)          (10)              5.5                   102
Qualified XII (0.65)         27.135     18.381            (32.26%)                      259,474.9             4,769,408
Qualified XII (0.70)         27.113     18.357            (32.29%)                      212,479.7             3,900,489
Qualified XII (0.75)         27.091     18.333            (32.33%)                      769,624.8            14,109,531
Qualified XII (0.80)         29.195     19.747            (32.36%)                    3,760,656.3            74,261,680
Qualified XII (0.85)         31.629     21.383            (32.39%)                      758,936.6            16,228,342
Qualified XII (0.90)         28.662     19.367            (32.43%)                       48,045.7               930,501
Qualified XII (0.95)         31.514     21.284            (32.46%)                      910,896.1            19,387,513
Qualified XII (1.00)         31.457     21.235            (32.50%)                    2,444,196.0            51,902,502
Qualified XII (1.05)         31.400     21.186            (32.53%)                      210,615.7             4,462,105
Qualified XII (1.10)         31.343     21.137            (32.56%)                       93,122.1             1,968,322
Qualified XII (1.15)         31.286     21.088            (32.60%)                      111,951.1             2,360,825
Qualified XII (1.20)         31.229     21.039            (32.63%)                       85,842.0             1,806,030
Qualified XII (1.25)         31.172     20.990            (32.66%)                       41,374.5               868,451
Qualified XII (1.30)         31.116     20.942            (32.70%)                       25,984.8               544,174
Qualified XII (1.35)         30.334     20.893            (31.12%)           (1)          1,476.2                30,843
Qualified XII (1.40)         31.003     20.845            (32.76%)                       18,684.9               389,486
Qualified XII (1.50)         30.890     20.748            (32.83%)                       12,540.7               260,194
Qualified XIII               47.147     31.842            (32.46%)                      137,401.3             4,375,133
Qualified XV                 47.068     31.789            (32.46%)                      118,868.5             3,778,710
Qualified XVI                46.323     31.115            (32.83%)                      230,520.9             7,172,658
Qualified XVII               46.640     31.406            (32.66%)                       74,585.6             2,342,436
Qualified XVIII              45.025     30.318            (32.66%)                       76,249.2             2,311,722
Qualified XXI                47.112     31.866            (32.36%)                      299,256.9             9,536,119
Qualified XXII               47.190     31.919            (32.36%)                      171,175.5             5,463,751
Qualified XXIV               31.793     21.249            (33.16%)           (6)        331,173.0             7,037,095
Qualified XXV                43.951     31.443            (28.46%)           (9)        312,954.2             9,840,220
Qualified XXVI               40.992     31.430            (23.33%)           (9)         30,076.3               945,297
Qualified XXVII              61.680     36.169            (41.36%)           (2)      3,203,706.1           115,874,846
Qualified XXVIII             61.681     36.122            (41.44%)           (2)        613,084.7            22,145,845
--------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Qualified III                24.929     24.071             (3.44%)                          591.5                14,239
Qualified V                  24.747     23.857             (3.60%)                          344.0                 8,206
Qualified VI                 24.922     24.064             (3.44%)                    6,649,999.5           160,025,589
Qualified VIII               24.913     24.054             (3.45%)                        3,786.2                91,074
Qualified X (1.15)           25.978     25.109             (3.35%)                       85,788.8             2,154,070
Qualified X (1.25)           25.859     24.969             (3.44%)                      960,790.1            23,989,968
Qualified XI                 25.243     24.511             (2.90%)                      354,240.4             8,682,786
Qualified XII (0.35)         14.368     14.550              1.27%            (5)        285,116.5             4,148,445
Qualified XII (0.40)         22.571     21.980             (2.62%)                          730.5                16,057
Qualified XII (0.45)         14.910     14.512             (2.67%)                      415,782.5             6,033,835
Qualified XII (0.55)         14.886     14.474             (2.77%)                      153,748.7             2,225,359
Qualified XII (0.60)         14.284     14.455              1.20%           (10)             55.1                   797
Qualified XII (0.65)         14.862     14.436             (2.87%)                      265,161.2             3,827,867
Qualified XII (0.70)         14.850     14.418             (2.91%)                       66,358.4               956,755
Qualified XII (0.75)         14.838     14.399             (2.96%)                      414,075.2             5,962,269
Qualified XII (0.80)         16.022     15.540             (3.01%)                    1,015,206.9            15,776,315
Qualified XII (0.85)         22.513     21.825             (3.06%)                      157,518.8             3,437,848

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO: (continued):
Qualified XII (0.90)       $ 15.690   $ 15.203             (3.10%)                       30,780.7       $       467,959
Qualified XII (0.95)         22.431     21.724             (3.15%)                      336,660.9             7,313,622
Qualified XII (1.00)         22.390     21.674             (3.20%)                    1,132,980.9            24,556,227
Qualified XII (1.05)         22.350     21.623             (3.25%)                      105,284.7             2,276,571
Qualified XII (1.10)         22.309     21.573             (3.30%)                       43,940.9               947,937
Qualified XII (1.15)         22.269     21.523             (3.35%)                       75,247.5             1,619,552
Qualified XII (1.20)         22.228     21.474             (3.39%)                       32,902.7               706,553
Qualified XII (1.25)         22.188     21.424             (3.44%)                       18,356.1               393,261
Qualified XII (1.30)         22.147     21.374             (3.49%)                       11,435.2               244,416
Qualified XII (1.35)         21.906     21.325             (2.65%)           (2)            373.6                 7,967
Qualified XII (1.40)         22.067     21.276             (3.58%)                       23,489.3               499,758
Qualified XII (1.50)         21.987     21.177             (3.68%)                       11,524.9               244,063
Qualified XIII               25.192     24.398             (3.15%)                       65,152.8             1,589,597
Qualified XV                 25.151     24.358             (3.15%)                       35,278.2               859,306
Qualified XVI                24.752     23.841             (3.68%)                      149,658.8             3,568,016
Qualified XVII               24.922     24.064             (3.44%)                       41,857.8             1,007,266
Qualified XVIII              25.859     24.969             (3.44%)                       64,590.8             1,612,768
Qualified XXI                25.174     24.417             (3.01%)                      101,912.8             2,488,404
Qualified XXII               25.216     24.457             (3.01%)                       57,540.5             1,407,267
Qualified XXIV               22.439     21.688             (3.35%)           (6)         90,306.5             1,958,568
Qualified XXV                24.658     24.093             (2.29%)           (9)        143,009.0             3,445,517
Qualified XXVI               24.180     24.083             (0.40%)           (9)          6,885.3               165,819
Qualified XXVII               9.909      9.491             (4.22%)           (8)        139,295.1             1,322,050
--------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:
Qualified III                15.601     16.372              4.94%                         2,253.7                36,897
Qualified V                  15.411     16.147              4.78%                           164.4                 2,655
Qualified VI                 15.540     16.308              4.94%                     1,096,264.5            17,877,880
Qualified VIII               15.534     16.300              4.93%                           201.0                 3,276
Qualified X (1.25)           10.455     10.971              4.94%                        88,906.4               975,392
Qualified XI                 15.741     16.611              5.53%                        55,992.8               930,097
Qualified XII (0.35)         10.485     11.206              6.88%            (5)         60,507.3               678,045
Qualified XII (0.40)         13.210     13.980              5.83%                           643.0                 8,989
Qualified XII (0.45)         10.566     11.177              5.78%                        69,754.7               779,648
Qualified XII (0.55)         10.549     11.148              5.68%                        28,827.5               321,369
Qualified XII (0.65)         10.532     11.119              5.57%                        85,713.8               953,052
Qualified XII (0.70)         10.523     11.104              5.52%                        99,634.9             1,106,346
Qualified XII (0.75)         10.515     11.090              5.47%                        21,441.7               237,788
Qualified XII (0.80)         10.727     11.308              5.42%                       289,585.0             3,274,627
Qualified XII (0.85)         13.175     13.881              5.36%                        53,424.8               741,590
Qualified XII (0.90)         10.712     11.280              5.30%                         4,152.0                46,834
Qualified XII (0.95)         13.127     13.817              5.26%                        58,109.6               802,901
Qualified XII (1.00)         13.104     13.785              5.20%                       435,194.6             5,999,158
Qualified XII (1.05)         13.080     13.753              5.15%                        31,503.3               433,265
Qualified XII (1.10)         13.056     13.722              5.10%                         5,814.5                79,787
Qualified XII (1.15)         13.032     13.690              5.05%                         7,769.6               106,366
Qualified XII (1.20)         13.008     13.658              5.00%                         9,741.5               133,049
Qualified XII (1.25)         12.985     13.626              4.94%                         6,996.6                95,336
Qualified XII (1.30)         12.961     13.595              4.89%                         1,971.8                26,806
Qualified XII (1.35)         13.025     13.563              4.13%            (2)             90.2                 1,223
Qualified XII (1.40)         12.914     13.532              4.79%                         5,876.3                79,518
Qualified XII (1.50)         12.867     13.469              4.68%                           636.7                 8,576
Qualified XIII               15.709     16.535              5.26%                         5,661.0                93,605
Qualified XV                 15.683     16.507              5.25%                         5,348.6                88,290
Qualified XVI                15.434     16.157              4.68%                        14,366.9               232,126
Qualified XVII               15.540     16.308              4.94%                           492.8                 8,036
Qualified XXI                15.698     16.547              5.41%                         9,312.3               154,090
Qualified XXII               15.724     16.575              5.41%                         8,756.9               145,145
Qualified XXIV               13.199     13.794              4.51%            (6)         21,143.7               291,656
Qualified XXV                15.851     16.328              3.01%            (9)          7,489.3               122,285
Qualified XXVI               15.890     16.321              2.71%            (9)          1,366.2                22,297
--------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Qualified I                $ 24.151   $ 21.330            (11.68%)           (9)             48.4       $         1,032
Qualified III                32.036     27.035            (15.61%)                        1,533.9                41,470
Qualified V                  29.183     24.589            (15.74%)                        1,558.8                38,330
Qualified VI                 29.366     24.782            (15.61%)                    6,820,739.0           169,031,553
Qualified VIII               29.380     24.792            (15.62%)                        2,570.3                63,722
Qualified X (1.15)           31.550     26.652            (15.52%)                       54,278.5             1,446,631
Qualified X (1.25)           31.406     26.504            (15.61%)                      955,551.5            25,325,937
Qualified XI                 29.744     25.242            (15.14%)                      423,179.3            10,681,892
Qualified XII (0.35)         16.099     14.289            (11.24%)           (5)        369,847.4             5,284,750
Qualified XII (0.40)         25.537     21.734            (14.89%)                        1,684.4                36,608
Qualified XII (0.45)         16.753     14.251            (14.93%)                      357,565.4             5,095,664
Qualified XII (0.55)         16.726     14.214            (15.02%)                       95,334.5             1,355,084
Qualified XII (0.65)         16.699     14.177            (15.10%)                       44,539.5               631,437
Qualified XII (0.70)         16.686     14.159            (15.14%)                      276,665.0             3,917,300
Qualified XII (0.75)         16.673     14.140            (15.19%)                      466,385.6             6,594,693
Qualified XII (0.80)         18.335     15.543            (15.23%)                    1,984,175.6            30,840,042
Qualified XII (0.85)         25.471     21.581            (15.27%)                      569,518.7            12,290,782
Qualified XII (0.90)         17.786     15.062            (15.32%)                       20,667.2               311,290
Qualified XII (0.95)         25.378     21.481            (15.36%)                      341,721.3             7,340,516
Qualified XII (1.00)         25.332     21.431            (15.40%)                      714,656.0            15,315,792
Qualified XII (1.05)         25.286     21.382            (15.44%)                       85,881.9             1,836,327
Qualified XII (1.10)         25.240     21.332            (15.48%)                       37,391.9               797,645
Qualified XII (1.15)         25.194     21.283            (15.52%)                       42,066.2               895,295
Qualified XII (1.20)         25.148     21.234            (15.56%)                       46,994.9               997,890
Qualified XII (1.25)         25.103     21.184            (15.61%)                       25,075.5               531,200
Qualified XII (1.30)         25.057     21.135            (15.65%)                       11,630.9               245,820
Qualified XII (1.35)         24.785     21.086            (14.92%)           (2)            384.9                 8,117
Qualified XII (1.40)         24.966     21.038            (15.73%)                        6,688.7               140,717
Qualified XII (1.50)         24.875     20.940            (15.82%)                        5,215.5               109,212
Qualified XIII               29.684     25.126            (15.36%)                       68,376.1             1,718,018
Qualified XV                 29.635     25.084            (15.36%)                       42,270.4             1,060,311
Qualified XVI                29.166     24.552            (15.82%)                      127,707.6             3,135,476
Qualified XVII               29.366     24.782            (15.61%)                       48,284.0             1,196,575
Qualified XVIII              31.406     26.504            (15.61%)                       53,708.7             1,423,496
Qualified XXI                29.662     25.145            (15.23%)                      103,000.3             2,589,942
Qualified XXII               29.712     25.187            (15.23%)                       84,428.5             2,126,500
Qualified XXIV               25.641     21.445            (16.36%)           (6)         84,667.4             1,815,692
Qualified XXV                29.874     24.812            (16.94%)           (9)        127,737.9             3,169,432
Qualified XXVI               28.180     24.801            (11.99%)           (9)         12,973.2               321,748
Qualified XXVII              33.378     27.071            (18.90%)           (2)      2,566,224.1            69,470,253
Qualified XXVIII             33.378     27.035            (19.00%)           (2)        833,490.9            22,533,426
Annuity contracts in
  payment period                                                                                                917,937
--------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
Qualified I                  29.020     24.185            (16.66%)                        2,110.6                51,044
Qualified III                38.648     32.189            (16.71%)                        1,677.6                54,001
Qualified V                  34.593     28.765            (16.85%)                        3,556.1               102,290
Qualified VI                 34.574     28.796            (16.71%)                   16,487,771.5           474,781,871
Qualified VIII               34.465     28.703            (16.72%)                       10,077.1               289,244
Qualified X (1.15)           39.011     32.523            (16.63%)                       66,341.7             2,157,630
Qualified X (1.25)           38.832     32.342            (16.71%)                    1,661,139.9            53,724,586
Qualified XI                 35.020     29.330            (16.25%)                      954,756.1            28,002,996
Qualified XII (0.35)         16.103     14.104            (12.41%)           (5)      1,146,536.9            16,170,757
Qualified XII (0.40)         28.797     24.188            (16.01%)                        6,041.1               146,122
Qualified XII (0.45)         16.757     14.068            (16.05%)                      662,704.2             9,322,923
Qualified XII (0.55)         16.730     14.031            (16.13%)                      213,103.2             2,990,051
Qualified XII (0.60)         14.508     14.013             (3.41%)          (10)             19.9                   279
Qualified XII (0.65)         16.703     13.994            (16.22%)                      266,227.7             3,725,590
Qualified XII (0.70)         16.689     13.976            (16.26%)                      281,891.7             3,939,719
Qualified XII (0.75)         16.676     13.958            (16.30%)                    1,451,474.2            20,259,677
Qualified XII (0.80)         19.592     16.390            (16.34%)                    5,857,225.6            95,999,928
Qualified XII (0.85)         28.723     24.018            (16.38%)                      836,804.6            20,098,374

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO: (continued):
Qualified XII (0.90)       $ 19.141   $ 15.998            (16.42%)                       51,009.3       $       816,047
Qualified XII (0.95)         28.619     23.907            (16.46%)                      858,504.0            20,524,255
Qualified XII (1.00)         28.567     23.852            (16.51%)                    3,118,616.0            74,385,228
Qualified XII (1.05)         28.515     23.796            (16.55%)                      256,820.8             6,111,308
Qualified XII (1.10)         28.463     23.741            (16.59%)                       90,052.4             2,137,933
Qualified XII (1.15)         28.411     23.686            (16.63%)                      103,449.3             2,450,300
Qualified XII (1.20)         28.360     23.632            (16.67%)                       64,985.9             1,535,747
Qualified XII (1.25)         28.308     23.577            (16.71%)                       32,757.8               772,330
Qualified XII (1.30)         28.257     23.522            (16.76%)                       22,895.2               538,542
Qualified XII (1.35)         27.255     23.468            (13.89%)           (1)            503.3                11,812
Qualified XII (1.40)         28.154     23.414            (16.84%)                       18,964.9               444,045
Qualified XII (1.50)         28.052     23.305            (16.92%)                       16,549.7               385,691
Qualified XIII               34.949     29.195            (16.46%)                      136,896.9             3,996,706
Qualified XV                 34.891     29.147            (16.46%)                      109,138.9             3,181,071
Qualified XVI                34.339     28.529            (16.92%)                      259,043.5             7,390,251
Qualified XVII               34.574     28.796            (16.71%)                      101,798.9             2,931,400
Qualified XVIII              38.832     32.342            (16.71%)                       91,519.9             2,959,937
Qualified XXI                34.923     29.217            (16.34%)                      276,227.5             8,070,538
Qualified XXII               34.982     29.266            (16.34%)                      193,451.9             5,661,562
Qualified XXIV               29.012     23.867            (17.73%)           (6)        251,658.2             6,006,327
Qualified XXV                33.364     28.830            (13.59%)           (9)        210,872.4             6,079,452
Qualified XXVI               32.009     28.818             (9.97%)           (9)         24,036.5               692,683
Qualified XXVII              42.335     32.231            (23.87%)           (2)      4,666,561.6           150,407,947
Qualified XXVIII             42.335     32.189            (23.97%)           (2)      1,345,688.8            43,316,377
Annuity contracts in
  payment period                                                                                              1,095,143
--------------------------------------------------------------------------------------------------------------------------
JANUS TWENTY FUND:
Qualified XII (0.95)          8.308      7.345            (11.59%)          (10)             74.2                   545
--------------------------------------------------------------------------------------------------------------------------
LEXINGTON FUNDS:
EMERGING MARKETS FUND, INC.:
Qualified XXVII              15.945      7.254            (54.51%)           (2)        657,383.0             4,768,656
Qualified XXVIII             15.945      7.244            (54.57%)           (2)        220,650.6             1,598,393
--------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:
Qualified III                12.882     15.061             16.92%                         4,697.0                70,742
Qualified V                  14.253     16.636             16.72%                         2,776.4                46,189
Qualified VI                 13.900     16.250             16.91%                       373,904.7             6,075,952
Qualified VIII               12.047     14.083             16.90%                           979.1                13,789
Qualified XI                 14.079     16.552             17.57%                        20,792.0               344,150
Qualified XII (0.35)          9.158     10.347             12.98%            (5)         11,114.4               115,001
Qualified XII (0.40)         10.939     12.897             17.90%                           179.8                 2,319
Qualified XII (0.45)          8.758     10.320             17.84%                         4,369.6                45,094
Qualified XII (0.55)          8.744     10.293             17.72%                         3,526.1                36,294
Qualified XII (0.65)          8.729     10.266             17.61%                         1,115.8                11,455
Qualified XII (0.70)          8.722     10.253             17.55%                         6,480.3                66,443
Qualified XII (0.75)          8.715     10.240             17.50%                        22,901.1               234,507
Qualified XII (0.80)          9.524     11.184             17.43%                       107,963.7             1,207,466
Qualified XII (0.85)         10.911     12.806             17.37%                        23,332.2               298,792
Qualified XII (0.95)         10.871     12.747             17.26%                        19,715.8               251,317
Qualified XII (1.00)         10.851     12.717             17.20%                        79,616.9             1,012,488
Qualified XII (1.05)         10.831     12.688             17.15%                         3,762.7                47,741
Qualified XII (1.10)         10.812     12.659             17.08%                         1,086.7                13,756
Qualified XII (1.15)         10.792     12.629             17.02%                         5,137.4                64,880
Qualified XII (1.20)         10.772     12.600             16.97%                         2,780.0                35,028
Qualified XIII               14.051     16.475             17.25%                         4,068.2                67,024
Qualified XV                 14.028     16.448             17.25%                         7,371.7               121,249
Qualified XVI                13.805     16.099             16.62%                         5,288.2                85,135
Qualified XVII               13.900     16.250             16.91%                           876.9                14,250
Qualified XXI                14.041     16.488             17.43%                         3,120.4                51,449
Qualified XXII               14.064     16.515             17.43%                         2,571.9                42,475
Qualified XXIV               11.307     12.726             12.55%            (6)          6,520.0                82,974
Qualified XXV                14.773     16.269             10.13%            (9)          4,180.7                68,016
Qualified XXVI               15.024     16.262              8.24%            (9)            822.9                13,382

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND: (continued):
Qualified XXVII            $ 11.702   $ 15.080             28.87%            (2)        269,501.1       $     4,064,076
Qualified XXVIII             11.702     15.061             28.70%            (2)        138,949.3             2,092,716
--------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES:
Qualified XXVII              10.126     12.300             21.47%            (2)        167,946.1             2,065,737
Qualified XXVIII             10.126     12.284             21.31%            (2)        227,448.8             2,793,981
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
GLOBAL SECURITIES FUND/VA:
Qualified III                16.126     16.737              3.79%                            44.1                   738
Qualified V                  15.638     16.205              3.63%                           438.6                 7,107
Qualified VI                 15.681     16.275              3.79%                     1,084,590.0            17,651,702
Qualified VIII               15.988     16.272              1.78%            (1)             38.7                   630
Qualified X (1.15)           15.707     16.319              3.90%                        15,425.0               251,720
Qualified X (1.25)           15.681     16.275              3.79%                       166,004.4             2,701,721
Qualified XI                 15.775     16.464              4.37%                        90,380.6             1,488,027
Qualified XII (0.35)         16.636     16.624             (0.07%)           (5)         29,809.0               495,545
Qualified XII (0.40)         15.859     16.600              4.67%                           578.4                 9,601
Qualified XII (0.45)         15.849     16.581              4.62%                         5,197.9                86,187
Qualified XII (0.55)         15.823     16.538              4.52%                        13,256.9               219,243
Qualified XII (0.65)         15.798     16.495              4.41%                         5,368.2                88,549
Qualified XII (0.70)         15.785     16.473              4.36%                        13,835.1               227,906
Qualified XII (0.75)         15.772     16.452              4.31%                        46,116.1               758,702
Qualified XII (0.80)         15.800     16.473              4.26%                       182,218.7             3,001,689
Qualified XII (0.85)         15.787     16.451              4.21%                        43,640.8               717,935
Qualified XII (0.90)         17.689     16.429             (7.12%)           (7)          3,722.2                61,152
Qualified XII (0.95)         15.760     16.407              4.11%                        48,073.8               788,747
Qualified XII (1.00)         15.747     16.385              4.05%                       125,076.5             2,049,379
Qualified XII (1.05)         15.734     16.363              4.00%                         8,494.9               139,002
Qualified XII (1.10)         15.721     16.341              3.94%                         2,579.3                42,149
Qualified XII (1.15)         15.707     16.319              3.90%                         6,902.6               112,643
Qualified XII (1.20)         15.694     16.297              3.84%                         3,942.6                64,252
Qualified XII (1.25)         15.681     16.275              3.79%                         3,911.8                63,665
Qualified XII (1.30)         15.668     16.253              3.73%                           526.4                 8,556
Qualified XII (1.35)         15.714     16.231              3.29%            (1)            105.7                 1,715
Qualified XII (1.40)         15.641     16.210              3.64%                         1,536.2                24,902
Qualified XII (1.50)         15.883     16.166              1.78%            (1)            508.2                 8,215
Qualified XIII               15.760     16.407              4.11%                         9,278.1               152,226
Qualified XV                 15.760     16.407              4.11%                         6,178.8               101,376
Qualified XVI                15.615     16.166              3.53%                        23,681.5               382,835
Qualified XVII               15.681     16.275              3.79%                        14,615.1               237,861
Qualified XVIII              15.681     16.275              3.79%                        11,938.9               194,305
Qualified XXI                15.775     16.446              4.25%                        38,008.9               625,094
Qualified XXII               15.775     16.446              4.25%                        16,185.8               266,192
Qualified XXIV               17.346     16.395             (5.48%)           (6)         18,701.5               306,611
Qualified XXV                16.764     16.294             (2.80%)           (9)         16,613.8               270,706
Qualified XXVI               16.277     16.288              0.07%            (9)          1,978.9                32,233
Qualified XXVII              17.929     16.759             (6.53%)           (2)        424,091.7             7,107,352
Qualified XXVIII             17.930     16.737             (6.65%)           (2)        568,224.4             9,510,371
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:
Qualified V                  10.021     10.142              1.21%                            43.0                   436
Qualified VI                 10.048     10.185              1.36%                       169,954.1             1,730,983
Qualified VIII               10.125     10.183              0.57%            (4)            121.5                 1,237
Qualified X (1.25)           10.048     10.185              1.36%                        29,298.3               298,403
Qualified XI                 10.108     10.304              1.94%                         2,328.3                23,991
Qualified XII (0.35)         10.102     10.437              3.32%            (5)          2,759.3                28,799
Qualified XII (0.45)         10.188     10.410              2.18%                         9,983.2               103,925
Qualified XII (0.65)         10.155     10.356              1.98%                         4,045.6                41,896
Qualified XII (0.70)          9.988     10.342              3.54%            (5)            331.2                 3,425
Qualified XII (0.75)         10.139     10.329              1.87%                         6,680.2                69,000
Qualified XII (0.80)         10.125     10.309              1.82%                         7,601.6                78,365
Qualified XII (0.85)         10.116     10.295              1.77%                         7,153.3                73,643

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA: (continued):
Qualified XII (0.90)       $ 10.244   $ 10.281              0.36%            (3)            183.3       $         1,884
Qualified XII (0.95)         10.099     10.268              1.67%                         5,540.9                56,894
Qualified XII (1.00)         10.091     10.254              1.62%                        18,473.1               189,423
Qualified XII (1.05)         10.082     10.240              1.57%                         1,936.3                19,828
Qualified XII (1.10)         10.074     10.226              1.51%                           766.9                 7,842
Qualified XII (1.15)         10.065     10.213              1.47%                           312.1                 3,187
Qualified XII (1.20)         10.057     10.199              1.41%                           333.8                 3,404
Qualified XII (1.25)         10.048     10.185              1.36%                         2,119.0                21,582
Qualified XII (1.30)         10.252     10.172             (0.78%)           (7)            171.3                 1,742
Qualified XII (1.40)         10.064     10.144              0.79%            (2)            709.6                 7,198
Qualified XII (1.50)         10.006     10.117              1.11%                           133.7                 1,353
Qualified XIII               10.099     10.268              1.67%                           293.6                 3,015
Qualified XV                 10.099     10.268              1.67%                         3,970.7                40,771
Qualified XVI                10.006     10.117              1.11%                         1,311.4                13,267
Qualified XVIII              10.048     10.185              1.36%                        11,071.3               112,761
Qualified XXI                10.108     10.292              1.82%                           978.0                10,066
Qualified XXII               10.108     10.292              1.82%                         7,670.2                78,942
Qualified XXIV               10.217     10.260              0.42%            (6)          8,348.7                85,658
Qualified XXV                10.237     10.197             (0.39%)           (9)          2,009.8                20,494
Qualified XXVI               10.235     10.193             (0.41%)           (9)              1.0                    10
Qualified XXVII              10.094     10.240              1.45%            (2)        125,233.4             1,282,390
Qualified XXVIII             10.095     10.226              1.30%            (2)        153,728.3             1,572,026
Annuity contracts in
  payment period                                                                                                 21,845
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
Qualified III                43.112     40.144             (6.88%)                       54,582.7             2,191,167
Qualified V                  35.288     32.806             (7.03%)                        7,849.8               257,522
Qualified VI                 35.480     33.037             (6.89%)                    2,778,965.9            91,808,695
Qualified VIII               30.498     28.396             (6.89%)                       10,193.1               289,443
Qualified X (1.15)           15.447     14.398             (6.79%)                       11,757.9               169,290
Qualified X (1.25)           15.421     14.359             (6.89%)                      318,659.8             4,575,636
Qualified XI                 35.938     33.651             (6.36%)                      251,486.2             8,462,762
Qualified XII (0.35)         16.155     14.877             (7.91%)           (5)        160,437.0             2,386,821
Qualified XII (0.40)         23.231     21.815             (6.10%)                          888.4                19,381
Qualified XII (0.45)         15.809     14.838             (6.14%)                       69,689.5             1,034,053
Qualified XII (0.55)         15.783     14.799             (6.23%)                       81,825.1             1,210,929
Qualified XII (0.60)         15.104     14.780             (2.15%)          (10)             17.7                   262
Qualified XII (0.65)         15.758     14.761             (6.33%)                       19,493.3               287,740
Qualified XII (0.70)         15.745     14.741             (6.38%)                       88,158.3             1,299,541
Qualified XII (0.75)         15.732     14.722             (6.42%)                      188,557.5             2,775,944
Qualified XII (0.80)         17.793     16.643             (6.46%)                      642,990.5            10,701,291
Qualified XII (0.85)         23.171     21.662             (6.51%)                      432,871.4             9,376,861
Qualified XII (0.90)         17.184     16.057             (6.56%)                       14,267.4               229,092
Qualified XII (0.95)         23.087     21.561             (6.61%)                      214,278.7             4,620,063
Qualified XII (1.00)         23.045     21.512             (6.65%)                      862,759.7            18,559,687
Qualified XII (1.05)         23.003     21.462             (6.70%)                       39,672.0               851,440
Qualified XII (1.10)         22.961     21.412             (6.75%)                       12,813.4               274,361
Qualified XII (1.15)         22.919     21.363             (6.79%)                       51,927.3             1,109,323
Qualified XII (1.20)         22.878     21.313             (6.84%)                       21,153.5               450,844
Qualified XII (1.25)         22.836     21.264             (6.88%)                        6,816.2               144,940
Qualified XII (1.30)         22.794     21.214             (6.93%)                        2,742.3                58,175
Qualified XII (1.35)         24.002     21.165            (11.82%)           (2)             32.2                   681
Qualified XII (1.40)         22.712     21.116             (7.03%)                        1,602.5                33,839
Qualified XII (1.50)         22.629     21.019             (7.11%)                        1,516.9                31,883
Qualified XIII               35.866     33.496             (6.61%)                       35,905.3             1,202,685
Qualified XV                 35.806     33.440             (6.61%)                       24,244.7               810,742
Qualified XVI                35.239     32.731             (7.12%)                       41,528.5             1,359,270
Qualified XVII               35.480     33.037             (6.89%)                        9,109.1               300,936
Qualified XVIII              15.421     14.359             (6.89%)                       12,111.1               173,904
Qualified XXI                35.839     33.521             (6.47%)                       35,540.4             1,191,350
Qualified XXII               35.899     33.577             (6.47%)                       34,742.9             1,166,563

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO: (continued):
Qualified XXIV             $ 24.748   $ 21.526            (13.02%)           (6)         45,922.1       $       988,519
Qualified XXV                37.485     33.077            (11.76%)           (9)         29,269.8               968,156
Qualified XXVI               36.090     33.063             (8.39%)           (9)          2,496.0                82,524
Qualified XXVII              45.887     40.196            (12.40%)           (2)      2,301,512.8            92,511,607
Qualified XXVIII             45.888     40.144            (12.52%)           (2)        675,845.9            27,131,156
Annuity contracts in
  payment period                                                                                                400,248
--------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO:
Qualified III                28.710     20.194            (29.66%)                       96,466.2             1,948,039
Qualified V                  28.327     19.892            (29.78%)                        6,276.2               124,847
Qualified VI                 28.481     20.033            (29.66%)                    9,202,749.2           184,358,676
Qualified VIII               29.833     20.982            (29.67%)                       12,522.0               262,737
Qualified X (1.15)           28.661     20.179            (29.59%)                       36,462.8               735,782
Qualified X (1.25)           28.481     20.033            (29.66%)                    1,261,315.2            25,267,927
Qualified XI                 28.849     20.405            (29.27%)                      638,180.5            13,022,074
Qualified XII (0.35)         15.512     11.747            (24.27%)           (5)        693,415.6             8,145,553
Qualified XII (0.40)         19.199     13.619            (29.06%)                        5,732.3                78,068
Qualified XII (0.45)         16.525     11.716            (29.10%)                      194,900.8             2,283,458
Qualified XII (0.55)         16.499     11.686            (29.17%)                      101,007.0             1,180,368
Qualified XII (0.65)         16.472     11.655            (29.24%)                      116,509.0             1,357,912
Qualified XII (0.70)         16.459     11.640            (29.28%)                      125,768.1             1,463,941
Qualified XII (0.75)         16.446     11.625            (29.31%)                      709,695.1             8,250,205
Qualified XII (0.80)         17.731     12.527            (29.35%)                    3,144,386.0            39,389,724
Qualified XII (0.85)         19.150     13.523            (29.38%)                      838,567.6            11,339,950
Qualified XII (0.90)         17.139     12.097            (29.42%)                       29,261.3               353,974
Qualified XII (0.95)         19.080     13.460            (29.45%)                      526,039.7             7,080,495
Qualified XII (1.00)         19.045     13.429            (29.49%)                    2,470,780.2            33,180,107
Qualified XII (1.05)         19.011     13.398            (29.53%)                      208,958.9             2,799,631
Qualified XII (1.10)         18.976     13.367            (29.56%)                       44,716.4               597,724
Qualified XII (1.15)         18.942     13.336            (29.60%)                       98,119.0             1,308,515
Qualified XII (1.20)         18.907     13.305            (29.63%)                       76,968.4             1,024,064
Qualified XII (1.25)         18.873     13.274            (29.67%)                       32,838.9               435,904
Qualified XII (1.30)         18.838     13.244            (29.70%)                       11,428.6               151,360
Qualified XII (1.35)         17.600     13.213            (24.93%)           (1)            198.5                 2,623
Qualified XII (1.40)         18.770     13.182            (29.77%)                        3,932.3                51,835
Qualified XII (1.50)         18.702     13.121            (29.84%)                        6,877.3                90,237
Qualified XIII               28.791     20.311            (29.45%)                       70,520.9             1,432,351
Qualified XV                 28.743     20.277            (29.45%)                       75,357.6             1,528,026
Qualified XVI                28.288     19.847            (29.84%)                      140,183.2             2,782,215
Qualified XVII               28.481     20.033            (29.66%)                       14,665.7               293,797
Qualified XVIII              28.481     20.033            (29.66%)                       38,347.8               768,222
Qualified XXI                28.769     20.326            (29.35%)                      200,926.5             4,084,033
Qualified XXII               28.817     20.360            (29.35%)                      205,500.8             4,183,996
Qualified XXIV               19.145     13.438            (29.81%)           (6)        202,745.4             2,724,493
Qualified XXV                24.830     20.057            (19.22%)           (9)         93,439.5             1,874,117
Qualified XXVI               22.873     20.048            (12.35%)           (9)          6,331.7               126,937
Qualified XXVII              28.118     20.220            (28.09%)           (2)      2,380,369.9            48,131,080
Qualified XXVIII             28.119     20.194            (28.18%)           (2)        535,101.3            10,805,836
Annuity contracts in
  payment period                                                                                                167,018
--------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
Qualified I                  13.469     12.713             (5.61%)                        2,584.3                32,854
Qualified III                17.837     16.788             (5.88%)                       78,522.0             1,318,228
Qualified V                  20.293     19.113             (5.81%)                       10,465.6               200,029
Qualified VI                 20.527     19.365             (5.66%)                    6,451,502.4           124,933,346
Qualified VII                17.322     16.350             (5.61%)                      139,937.9             2,287,985
Qualified VIII               17.312     16.330             (5.67%)                       13,503.4               220,511
Qualified IX                 17.102     16.173             (5.43%)                        2,854.8                46,171
Qualified X (1.15)           20.653     19.503             (5.57%)                       10,200.2               198,935
Qualified X (1.25)           20.527     19.365             (5.66%)                      850,004.0            16,460,328
Qualified XI                 20.792     19.724             (5.14%)                      327,757.0             6,464,680
Qualified XII (0.35)         13.213     12.452             (5.76%)           (5)        406,356.4             5,059,950
Qualified XII (0.40)         13.146     12.506             (4.87%)                        7,788.3                97,401

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO: (continued):
Qualified XII (0.45)       $ 13.061   $ 12.420             (4.91%)                       63,658.6       $       790,640
Qualified XII (0.55)         13.040     12.387             (5.01%)                       48,216.1               597,253
Qualified XII (0.65)         13.019     12.355             (5.10%)                       96,006.1             1,186,155
Qualified XII (0.70)         13.008     12.339             (5.14%)                       60,144.1               742,118
Qualified XII (0.75)         12.998     12.323             (5.19%)                      205,081.6             2,527,220
Qualified XII (0.80)         14.375     13.621             (5.25%)                      575,027.7             7,832,452
Qualified XII (0.85)         13.112     12.418             (5.29%)                      630,101.3             7,824,598
Qualified XII (0.90)         13.982     13.236             (5.34%)                       11,608.9               153,655
Qualified XII (0.95)         13.064     12.361             (5.38%)                      344,610.3             4,259,728
Qualified XII (1.00)         13.040     12.332             (5.43%)                      886,127.1            10,927,720
Qualified XII (1.05)         13.016     12.304             (5.47%)                       70,122.6               862,788
Qualified XII (1.10)         12.993     12.275             (5.53%)                       27,355.5               335,789
Qualified XII (1.15)         12.969     12.247             (5.57%)                       81,794.2             1,001,734
Qualified XII (1.20)         12.945     12.218             (5.62%)                       34,058.2               416,123
Qualified XII (1.25)         12.922     12.190             (5.66%)                        4,912.6                59,885
Qualified XII (1.30)         12.898     12.162             (5.71%)                        2,271.7                27,629
Qualified XII (1.35)         12.502     12.133             (2.95%)           (2)             48.5                   589
Qualified XII (1.40)         12.851     12.105             (5.80%)                        3,599.2                43,568
Qualified XII (1.50)         12.805     12.049             (5.90%)                        5,882.4                70,877
Qualified XIII               20.750     19.634             (5.38%)                       45,243.4               888,308
Qualified XV                 20.716     19.601             (5.38%)                       64,258.7             1,259,534
Qualified XVI                20.388     19.185             (5.90%)                      131,412.1             2,521,141
Qualified XVII               20.527     19.365             (5.66%)                      101,084.5             1,957,501
Qualified XVIII              20.527     19.365             (5.66%)                       44,961.5               870,680
Qualified XIX                13.469     12.713             (5.61%)                        7,855.0                99,860
Qualified XX                 17.796     16.788             (5.66%)                       13,712.7               230,208
Qualified XXI                20.735     19.648             (5.24%)                       76,323.2             1,499,598
Qualified XXII               20.770     19.681             (5.24%)                       99,463.7             1,957,546
Qualified XXIV               13.783     12.340            (10.47%)           (6)        134,120.9             1,655,052
Qualified XXV                21.916     19.388            (11.53%)           (9)         35,218.4               682,814
Qualified XXVI               21.170     19.380             (8.46%)           (9)         18,054.4               349,894
Qualified XXVII              19.214     18.387             (4.30%)           (2)        999,126.6            18,370,941
Qualified XXVIII             19.214     18.363             (4.43%)           (2)        199,270.6             3,659,206
Qualified XXIX               16.661     16.788              0.76%                         3,735.6                62,713
Qualified XXX                17.796     16.785             (5.68%)                       88,380.3             1,483,491
--------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Qualified III                32.585     25.876            (20.59%)                       35,300.7               913,441
Qualified V                  30.781     24.404            (20.72%)                        3,391.3                82,762
Qualified VI                 31.255     24.820            (20.59%)                    3,143,511.5            78,021,954
Qualified VIII               26.330     20.907            (20.60%)                       22,370.4               467,698
Qualified X (1.15)           31.447     24.997            (20.51%)                       35,392.2               884,699
Qualified X (1.25)           31.255     24.820            (20.59%)                      408,735.2            10,144,807
Qualified XI                 31.658     25.281            (20.14%)                      244,725.0             6,186,893
Qualified XII (0.35)         13.496     12.401             (8.11%)           (5)        412,382.9             5,113,960
Qualified XII (0.40)         21.461     17.187            (19.92%)                        2,415.9                41,522
Qualified XII (0.45)         15.452     12.369            (19.95%)                       42,328.5               523,561
Qualified XII (0.55)         15.427     12.337            (20.03%)                       56,339.2               695,057
Qualified XII (0.65)         15.403     12.305            (20.11%)                       27,469.3               338,010
Qualified XII (0.70)         15.390     12.289            (20.15%)                       51,248.8               629,796
Qualified XII (0.75)         15.378     12.273            (20.19%)                      246,962.0             3,030,965
Qualified XII (0.80)         17.351     13.840            (20.24%)                      817,107.2            11,308,763
Qualified XII (0.85)         21.405     17.066            (20.27%)                      455,540.1             7,774,248
Qualified XII (0.90)         17.314     13.797            (20.31%)                       19,568.6               269,988
Qualified XII (0.95)         21.327     16.987            (20.35%)                      237,252.8             4,030,214
Qualified XII (1.00)         21.289     16.948            (20.39%)                      843,397.6            14,293,902
Qualified XII (1.05)         21.250     16.908            (20.43%)                       48,765.9               824,534
Qualified XII (1.10)         21.211     16.869            (20.47%)                       14,556.4               245,552
Qualified XII (1.15)         21.173     16.830            (20.51%)                       44,356.8               746,525
Qualified XII (1.20)         21.134     16.791            (20.55%)                       19,314.2               324,305
Qualified XII (1.25)         21.096     16.752            (20.59%)                        6,895.8               115,518
Qualified XII (1.30)         21.057     16.714            (20.62%)                        1,108.1                18,521

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

--------------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                     Units
                                --------            in Value of                      Outstanding            Reserves
                           Beginning   End of      Accumulation                        at End                at End
                            of Year     Year           Unit                            of Year              of Year
--------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO: (continued):
Qualified XII (1.40)       $ 20.981   $ 16.636            (20.71%)                        1,838.2       $        30,580
Qualified XII (1.50)         20.905     16.559            (20.79%)                        2,838.3                46,999
Qualified XIII               31.595     25.165            (20.35%)                       27,857.8               701,041
Qualified XV                 31.542     25.123            (20.35%)                       37,706.1               947,291
Qualified XVI                31.043     24.590            (20.79%)                       51,362.9             1,263,013
Qualified XVII               31.255     24.820            (20.59%)                        4,114.9               102,133
Qualified XVIII              31.255     24.820            (20.59%)                       11,399.2               282,929
Qualified XXI                31.571     25.184            (20.23%)                       73,935.1             1,861,982
Qualified XXII               31.624     25.225            (20.23%)                       43,700.2             1,102,337
Qualified XXIV               19.321     16.959            (12.23%)           (6)         39,737.8               673,913
Qualified XXV                25.595     24.850             (2.91%)           (9)         16,938.0               420,910
Qualified XXVI               25.253     24.839             (1.64%)           (9)            676.6                16,805
Qualified XXVII              33.036     25.910            (21.57%)           (2)      2,322,472.6            60,175,266
Qualified XXVIII             33.036     25.876            (21.67%)           (2)        188,646.5             4,881,416
Annuity contracts in
  payment period                                                                                                  9,438
--------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Qualified III                25.283     24.962             (1.27%)                          199.3                 4,974
Qualified V                  22.227     21.910             (1.43%)                        1,935.1                42,398
Qualified VI                 21.922     21.643             (1.27%)                    5,373,948.6           116,308,370
Qualified VIII               22.377     22.091             (1.28%)                        4,564.0               100,824
Qualified X (1.15)           24.669     24.380             (1.17%)                       30,565.8               745,195
Qualified X (1.25)           24.557     24.245             (1.27%)                      636,137.2            15,423,147
Qualified XI                 22.205     22.045             (0.72%)                      327,657.9             7,223,219
Qualified XII (0.35)         13.599     13.434             (1.21%)           (5)        261,445.9             3,512,264
Qualified XII (0.40)         20.546     20.457             (0.43%)                        1,418.6                29,020
Qualified XII (0.45)         13.464     13.399             (0.48%)                      103,238.4             1,383,291
Qualified XII (0.55)         13.443     13.364             (0.59%)                       31,732.9               424,079
Qualified XII (0.65)         13.421     13.329             (0.69%)                       14,591.8               194,494
Qualified XII (0.70)         13.410     13.312             (0.73%)                       74,711.3               994,557
Qualified XII (0.75)         13.399     13.295             (0.78%)                      357,441.4             4,752,183
Qualified XII (0.80)         14.748     14.625             (0.83%)                      909,338.2            13,299,071
Qualified XII (0.85)         20.493     20.313             (0.88%)                      158,446.8             3,218,529
Qualified XII (0.90)         14.296     14.163             (0.93%)                        8,707.1               123,318
Qualified XII (0.95)         20.418     20.219             (0.97%)                      310,664.9             6,281,333
Qualified XII (1.00)         20.381     20.172             (1.03%)                      537,291.5            10,838,244
Qualified XII (1.05)         20.344     20.125             (1.08%)                       84,135.8             1,693,233
Qualified XII (1.10)         20.307     20.079             (1.12%)                       25,973.1               521,513
Qualified XII (1.15)         20.270     20.032             (1.17%)                       34,240.7               685,910
Qualified XII (1.20)         20.233     19.986             (1.22%)                       21,354.8               426,797
Qualified XII (1.25)         20.196     19.939             (1.27%)                        2,905.7                57,937
Qualified XII (1.30)         20.160     19.893             (1.32%)                        5,082.9               101,114
Qualified XII (1.35)         19.539     19.847              1.58%            (2)             88.0                 1,746
Qualified XII (1.40)         20.086     19.801             (1.42%)                        2,103.2                41,645
Qualified XII (1.50)         20.013     19.710             (1.51%)                          980.5                19,325
Qualified XIII               22.160     21.944             (0.97%)                       31,368.8               688,356
Qualified XV                 22.123     21.907             (0.98%)                       21,531.4               471,689
Qualified XVI                21.773     21.443             (1.52%)                       91,561.0             1,963,342
Qualified XVII               21.922     21.643             (1.27%)                       20,218.0               437,578
Qualified XVIII              24.557     24.245             (1.27%)                       19,543.1               473,822
Qualified XXI                22.144     21.960             (0.83%)                       55,666.5             1,222,437
Qualified XXII               22.181     21.997             (0.83%)                       54,354.7             1,195,641
Qualified XXIV               21.893     20.185             (7.80%)           (6)         86,754.5             1,751,140
Qualified XXV                23.370     21.669             (7.28%)           (9)         68,019.6             1,473,916
Qualified XXVI               22.363     21.660             (3.14%)           (9)         14,653.3               317,390
Qualified XXVII              25.002     24.994             (0.03%)           (2)      1,359,111.0            33,969,620
Qualified XXVIII             25.002     24.962             (0.16%)           (2)        492,530.1            12,294,536
Annuity contracts in
  payment period                                                                                                158,262
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                   $13,689,284,426
==========================================================================================================================

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

       QUALIFIED I         Individual contracts issued prior to May 1, 1975 in
                           connection with "Qualified Corporate Retirement Plans"
                           established pursuant to Section 401 of the Internal Revenue
                           Code ("Code"); Tax-Deferred Annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual
                           Retirement Annuity Plans established by or on behalf of
                           individuals pursuant to section 408(b) of the Code;
                           Individual contracts issued prior to November 1, 1975 in
                           connection with "H.R. 10 Plans" established by persons
                           entitled to the benefits of the Self-Employed Individuals
                           Tax Retirement Act of 1962, as amended; allocated group
                           contracts issued prior to May 1, 1975 in connection with
                           Qualified Corporate Retirement Plans; and group contracts
                           issued prior to October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans.
       QUALIFIED III       Individual contracts issued in connection with Tax-Deferred
                           Annuity Plans and Individual Retirement Annuity Plans since
                           May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                           contracts issued since October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans and group contracts issued since
                           May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.
       QUALIFIED V         Certain group AetnaPlus contracts issued since August 28,
                           1992 in connection with "Optional Retirement Plans"
                           established pursuant to Section 403(b) or 401(a) of the
                           Internal Revenue Code.
       QUALIFIED VI        Certain group AetnaPlus contracts issued in connection with
                           Tax-Deferred Annuity Plans, Retirement Plus Plans and
                           Deferred Compensation Plans since August 28, 1992.
       QUALIFIED VII       Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).
       QUALIFIED VIII      Group AetnaPlus contracts issued in connection with
                           Tax-Deferred Annuity Plans and Deferred Compensation Plans
                           adopted by state and local governments since June 30, 1993.
       QUALIFIED IX        Certain large group contracts (Jumbo) that were converted to
                           ACES, an administrative system (previously valued under
                           Qualified VI).
       QUALIFIED X         Individual Retirement Annuity and Simplified Employee
                           Pension Plans issued or converted to ACES, an adminis-
                           trative system.
       QUALIFIED XI        Certain large group contracts issued in connection with
                           Deferred Compensation Plans adopted by state and local
                           governments since January 1996.
       QUALIFIED XII       Group Retirement Plus and Voluntary TDA contracts issued
                           since 1996 in connection with plans established pursuant to
                           Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and contracts issued since October 1, 1996 in connection with Optional Retirement
                           Plans established pursuant to Section 403(b) or 403(a) of
                           the Internal Revenue Code.
       QUALIFIED XIII      Certain existing contracts issued in connection with
                           Deferred Compensation Plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).
       QUALIFIED XIV       Certain existing contracts issued in connection with
                           Deferred Compensation Plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).
       QUALIFIED XV        Certain existing contracts issued in connection with
                           Deferred Compensation Plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new contracts issued after that date in connection with certain Deferred Compensation Plans.
       QUALIFIED XVI       Group AetnaPlus contracts assessing an administrative
                           expense charge effective April 7, 1997 issued in connection with Tax-Deferred Annuity Plans, Retirement Plus Plans and
                           Deferred Compensation Plans.
       QUALIFIED XVII      Group AetnaPlus contracts containing contractual limits on fees issued in connection with Tax-Deferred Annuity Plans
                           and Deferred Compensation Plans, which resulted in reduced daily charges for certain funding options effective May 29,
                           1997.
       QUALIFIED XVIII     Individual Retirement Annuity and Simplified Employee
                           Pension Plan contracts containing contractual limits on
                           fees, which resulted in reduced daily charges for certain
                           funding options effective May 29, 1997.
       QUALIFIED XIX       Group Corporate 401 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
       QUALIFIED XX        Group HR 10 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.
       QUALIFIED XXI       Certain existing contracts issued in connection with
                           Deferred Compensation Plans having contract modifications
                           effective May 20, 1999.
       QUALIFIED XXII      Certain existing contracts issued in connection with
                           Deferred Compensation Plans having contract modifications
                           effective May 20, 1999.
       QUALIFIED XXIV      Group contract issued in connection with Optional Retirement
                           Plans having contract modifications effective July 2000 to lower mortality and expense fee.
       QUALIFIED XXV       Group contract issued in connection with Aetna Government
                           Custom Choice plans having contract modifications effective
                           October 2000 to lower mortality and expense fee.

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2000 (continued):

       QUALIFIED XXVI      Group contract issued in connection with Aetna Government
                           Custom Choice plans having contract modifications effective
                           October 2000 to lower mortality and expense fee.
       QUALIFIED XXVII     Group contract issued in connection with Tax Deferred
                           Annuity Plans having contract modifications effective
                           February 2000 to lower mortality and expense fee.
       QUALIFIED XXVIII    Group contract issued in connection with Optional Retirement
                           Plans having contract modifications effective February 2000 to lower mortality and expense fee.
       QUALIFIED XXIX      Individual contracts issued in connection with Tax-Deferred
                           Annuity Plans and Individual Retirement Annuity Plans since
                           May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                           contracts issued since October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans and group contracts issued since
                           May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.
       QUALIFIED XXX       Individual contracts issued in connection with Tax-Deferred
                           Annuity Plans and Individual Retirement Annuity Plans since
                           May 1, 1975, H.R. 10 Plans since November 1, 1975; group
                           contracts issued since October 1, 1978 in connection with
                           Tax-Deferred Annuity Plans and group contracts issued since
                           May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

       NOTES TO CONDENSED FINANCIAL INFORMATION:

       (1)  - Reflects less than a full year of performance activity. Funds were first received in this option during January 2000.
       (2)  - Reflects less than a full year of performance activity. Funds were first received in this option during February 2000.
       (3)  - Reflects less than a full year of performance activity. Funds were first received in this option during March 2000.
       (4)  - Reflects less than a full year of performance activity. Funds were first received in this option during April 2000.
       (5)  - Reflects less than a full year of performance activity. Funds were first received in this option during May 2000.
       (6)  - Reflects less than a full year of performance activity. Funds were first received in this option during June 2000.
       (7)  - Reflects less than a full year of performance activity. Funds were first received in this option during July 2000.
       (8)  - Reflects less than a full year of performance activity. Funds were first received in this option during September 2000.
       (9)  - Reflects less than a full year of performance activity. Funds were first received in this option during October 2000.
       (10) - Reflects less than a full year of performance activity. Funds were first received in this option during November 2000.
       (11) - Reflects less than a full year of performance activity. Funds were first received in this option during December 2000.

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   Certain reclassifications have been made to prior year financial information to conform to current year presentation.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at their closing net asset value per share as determined by each Fund on December 31, 2000:

   Aetna Ascent VP
   Aetna Balanced VP, Inc.
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna GET Fund, Series C
   Aetna GET Fund, Series D
   Aetna GET Fund, Series E
   Aetna GET Fund, Series G
   Aetna GET Fund, Series H
   Aetna GET Fund, Series I
   Aetna GET Fund, Series J
   Aetna GET Fund, Series K
   Aetna GET Fund, Series L
   Aetna Growth and Income VP
   Aetna Growth VP
   Aetna Index Plus Bond VP
   Aetna Index Plus Large Cap VP
   Aetna Index Plus Mid Cap VP
   Aetna Index Plus Small Cap VP
   Aetna International VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Technology VP
   Aetna Value Opportunity VP
   AIM V.I. Funds:
   - Capital Appreciation Fund
   - Growth and Income Fund
   - Growth Fund
   - Value Fund
   Calvert Social Balanced Portfolio
   Fidelity Investments Variable Insurance Products Fund:
   - Equity-Income Portfolio
   - Growth Portfolio
   - High Income Portfolio
   - Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   - Asset Manager Portfolio
   - Contrafund Portfolio
   - Index 500 Portfolio
   Janus Aspen Series:
   - Aggressive Growth Portfolio
   - Balanced Portfolio
   - Flexible Income Portfolio
   - Growth Portfolio
   - Worldwide Growth Portfolio
   Janus Twenty Fund
   Lexington Funds:
   - Emerging Markets Fund
   - Natural Resources Trust Fund
   MFS Funds Total Return Series
   Oppenheimer Funds:
   - Global Securities Fund
   - Strategic Bond Fund
   Portfolio Partners, Inc. (PPI):
   - PPI MFS Capital Opportunities Portfolio
   - PPI MFS Emerging Equities Portfolio
   - PPI MFS Research Growth Portfolio
   - PPI Scudder International Growth Portfolio
   - PPI T. Rowe Price Growth Equity Portfolio

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

  2. VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

  3. DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

  4. PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2000 aggregated $5,347,300,780 and $3,840,647,337, respectively.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                           Valuation      Proceeds       Cost of
 PERIOD ENDED DECEMBER 31,                   Period         from       Investments
 2000                        Dividends     Deductions      Sales          Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation                 $932,980     ($896,430)  $13,450,834   ($11,426,883)
 AETNA BALANCED VP, INC.
 Annuity contracts in
   accumulation              123,722,239   (10,820,738)  137,653,078   (117,925,973)
 AETNA BOND VP
 Annuity contracts in
   accumulation               16,656,617    (3,439,951)   61,181,748    (64,141,020)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                1,173,799      (732,514)   10,689,405    (10,592,100)
 AETNA GET FUND, SERIES C
 Annuity contracts in
   accumulation               32,577,189    (2,128,129)   23,065,389    (19,345,251)
 AETNA GET FUND, SERIES D
 Annuity contracts in
   accumulation               19,533,149    (5,092,781)  127,994,339   (124,905,042)
 AETNA GET FUND, SERIES E
 Annuity contracts in
   accumulation                5,842,968    (2,015,692)   21,285,953    (20,259,107)
 AETNA GET FUND, SERIES G
 Annuity contracts in
   accumulation                  964,998      (585,341)    6,744,661     (6,673,262)
 AETNA GET FUND, SERIES H
 Annuity contracts in
   accumulation                  573,716      (376,921)    3,497,097     (3,334,459)
 AETNA GET FUND, SERIES I
 Annuity contracts in
   accumulation                   17,271       (15,817)      198,429       (196,296)
 AETNA GET FUND, SERIES J
 Annuity contracts in
   accumulation                    3,333        (2,718)        3,226         (3,271)
 AETNA GET FUND, SERIES K
 Annuity contracts in
   accumulation                    5,228        (6,207)       18,899        (18,702)
 AETNA GET FUND, SERIES L
 Annuity contracts in
   accumulation                        0            (1)            1             (1)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation              600,493,802   (63,728,442)  871,616,223   (899,922,177)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation                3,038,381    (1,944,710)   11,906,095     (8,174,444)
 AETNA HIGH YIELD VP
 Annuity contracts in
   accumulation                    4,178       (17,017)    4,683,768     (4,877,410)
 AETNA INDEX PLUS BOND VP
 Annuity contracts in
   accumulation                      505        (6,940)    1,302,832     (1,317,450)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation               59,262,689    (5,521,587)   52,615,469    (31,567,660)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                  231,204      (259,191)    9,225,597     (8,070,602)
 ----------------------------------------------------------------------------------

                                                                                               Net
                                                                                            Increase
                               Net               Net Unrealized                Net         (Decrease)
                             Realized             Gain (Loss)               Change in     in Net Assets
                           Gain (Loss)   ------------------------------    Unrealized       Resulting
PERIOD ENDED DECEMBER 31,       on         Beginning          End          Gain (Loss)        from
2000                       Investments      of Year         of Year      on Investments    Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation              $2,023,951      $4,030,133         $589,182      ($3,440,951)   ($1,380,450)
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation              19,727,105      45,044,344     (102,036,752)    (147,081,096)   (14,452,490)
AETNA BOND VP
Annuity contracts in
  accumulation              (2,959,272)    (19,754,875)      (6,411,730)      13,343,145     23,600,539
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                  97,305       1,130,783          116,983       (1,013,800)      (475,210)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation               3,720,138      19,237,706      (30,255,816)     (49,493,522)   (15,324,324)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation               3,089,297      25,690,783      (12,783,390)     (38,474,173)   (20,944,508)
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation               1,026,846      10,381,800       (2,883,267)     (13,265,067)    (8,410,945)
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                  71,399       1,305,419       (1,034,596)      (2,340,015)    (1,888,959)
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                 162,638           2,236         (267,248)        (269,484)        89,949
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                   2,133               0          (32,894)         (32,894)       (29,307)
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                     (45)              0          (16,577)         (16,577)       (16,007)
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                     197               0           (8,299)          (8,299)        (9,081)
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                       0               0               16               16             15
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation             (28,305,954)   (281,156,139)  (1,455,124,346)  (1,173,968,207)  (665,508,801)
AETNA GROWTH VP
Annuity contracts in
  accumulation               3,731,651      31,404,391       (1,523,352)     (32,927,743)   (28,102,421)
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                (193,642)       (112,582)               0          112,582        (93,899)
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                 (14,618)        (64,241)               0           64,241         43,188
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation              21,047,809      94,088,323      (35,413,466)    (129,501,789)   (54,712,878)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation               1,154,995         147,754        1,324,838        1,177,084      2,304,092
-------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                          Valuation      Proceeds        Cost of
 PERIOD ENDED DECEMBER 31,                 Period          from        Investments
 2000                        Dividends   Deductions       Sales           Sold
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                      $0   ($110,447)      $9,314,421    ($8,484,450)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation               2,317,439    (143,974)      16,677,924    (16,485,807)
 AETNA LEGACY VP
 Annuity contracts in
   accumulation                 788,237    (453,560)      10,329,056    (10,036,348)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation              14,088,879  (3,315,026)   1,002,469,774   (997,218,100)
 AETNA REAL ESTATE SECURITIES VP
 Annuity contracts in
   accumulation                   1,796     (15,710)       5,781,362     (5,397,911)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation               5,715,158  (1,027,111)      58,446,003    (41,951,259)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                       0    (123,166)       3,382,223     (4,041,241)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation               5,685,856    (446,263)      14,543,123    (11,879,196)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                 609,333    (143,163)       3,352,076     (3,094,277)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation               1,505,326    (360,447)       2,157,150     (1,767,171)
   GROWTH FUND
 Annuity contracts in
   accumulation                 646,543    (169,818)       1,113,297       (974,205)
   VALUE FUND
 Annuity contracts in
   accumulation                 832,774    (172,424)       2,587,349     (2,447,180)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation               3,005,075    (737,829)       9,490,532     (6,636,170)
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
   EQUITY-INCOME PORTFOLIO
 Annuity contracts in
   accumulation              15,968,399  (2,117,305)      50,075,466    (41,317,562)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation              49,684,906  (5,427,174)      17,853,934    (10,289,675)
   HIGH INCOME PORTFOLIO
 Annuity contracts in
   accumulation                 143,538     (28,949)       1,452,668     (1,660,297)
   OVERSEAS PORTFOLIO
 Annuity contracts in
   accumulation               2,247,070    (237,237)      21,321,597    (20,112,513)
 ----------------------------------------------------------------------------------

                                                                                       Net
                                                                                     Increase
                                                                         Net        (Decrease)
                               Net            Net Unrealized          Change in       in Net
                            Realized           Gain (Loss)           Unrealized       Assets
                           Gain (Loss)  --------------------------   Gain (Loss)    Resulting
PERIOD ENDED DECEMBER 31,      on       Beginning of      End            on            from
2000                       Investments      Year        of Year      Investments    Operations
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation               $829,971       $672,037      $769,578       $97,541       $817,065
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                192,117      1,272,468    (4,665,266)   (5,937,734)    (3,572,152)
AETNA LEGACY VP
Annuity contracts in
  accumulation                292,708        (83,476)      718,785       802,261      1,429,646
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation              5,251,674      4,054,787     3,641,073      (413,714)    15,611,813
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                383,451        (72,859)            0        72,859        442,396
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation             16,494,744     13,100,682    (9,322,798)  (22,423,480)    (1,240,689)
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation               (659,018)             0   (12,476,702)  (12,476,702)   (13,258,886)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation              2,663,927      5,773,811       872,156    (4,901,655)     3,001,865
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                257,799        166,754    (5,078,366)   (5,245,120)    (4,521,151)
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                389,979      1,220,016    (8,823,291)  (10,043,307)    (8,508,449)
  GROWTH FUND
Annuity contracts in
  accumulation                139,092        497,930    (5,935,047)   (6,432,977)    (5,817,160)
  VALUE FUND
Annuity contracts in
  accumulation                140,169        835,034    (3,374,932)   (4,209,966)    (3,409,447)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation              2,854,362      7,801,335       570,470    (7,230,865)    (2,109,257)
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation              8,757,904     29,981,910    18,912,394   (11,069,516)    11,539,482
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation              7,564,259    135,925,667    22,218,848  (113,706,819)   (61,884,828)
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation               (207,629)        42,986      (540,697)     (583,683)      (676,723)
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation              1,209,084      5,076,505    (2,501,290)   (7,577,795)    (4,358,878)
-----------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation      Proceeds       Cost of
 PERIOD ENDED DECEMBER 31,                   Period         from       Investments
 2000                        Dividends     Deductions      Sales          Sold
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
   ASSET MANAGER PORTFOLIO
 Annuity contracts in
   accumulation               $2,891,552     ($290,058)   $4,448,390    ($3,746,605)
   CONTRAFUND PORTFOLIO
 Annuity contracts in
   accumulation               59,662,762    (5,067,350)   48,543,621    (27,704,159)
   INDEX 500 PORTFOLIO
 Annuity contracts in
   accumulation                1,721,648    (1,321,614)   59,026,752    (35,665,034)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation              148,372,545   (14,564,091)  144,369,632    (44,558,621)
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation               31,342,522    (3,110,307)   10,544,363     (5,618,590)
   FLEXIBLE INCOME PORTFOLIO
 Annuity contracts in
   accumulation                1,926,419      (357,984)   11,057,104    (11,766,103)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               37,319,136    (5,077,467)   29,014,597    (13,885,988)
   WORLDWIDE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation              105,574,692   (14,110,028)  101,145,319    (40,120,649)
 JANUS TWENTY FUND
 Annuity contracts in
   accumulation                        0            (1)       12,337        (12,826)
 LEXINGTON FUNDS:
   EMERGING MARKETS FUND
 Annuity contracts in
   accumulation                        0      (138,792)   37,930,672    (39,305,108)
   NATURAL RESOURCES TRUST FUND
 Annuity contracts in
   accumulation                   59,448      (174,562)    8,934,916    (10,937,162)
 MFS TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                   42,782       (15,849)      956,479       (936,309)
 OPPENHEIMER FUNDS:
   GLOBAL SECURITIES FUND
 Annuity contracts in
   accumulation                2,277,721      (303,133)    6,616,401     (5,645,106)
   STRATEGIC BOND FUND
 Annuity contracts in
   accumulation                  320,219       (53,722)    1,980,953     (2,106,469)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
 Annuity contracts in
   accumulation               41,352,585    (3,205,147)   12,180,987     (6,431,146)
 ----------------------------------------------------------------------------------

                                                                                          Net
                                                                           Net         Increase
                               Net             Net Unrealized           Change in     (Decrease)
                             Realized            Gain (Loss)           Unrealized    in Net Assets
                           Gain (Loss)   ---------------------------   Gain (Loss)     Resulting
PERIOD ENDED DECEMBER 31,       on       Beginning of       End            on            from
2000                       Investments       Year         of Year      Investments    Operations
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                $701,785     $3,975,450      ($618,980)  ($4,594,430)    ($1,291,151)
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation              20,839,462    167,567,655     57,161,025  (110,406,630)    (34,971,756)
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation              23,361,718     35,135,496       (491,226)  (35,626,722)    (11,864,970)
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation              99,811,011    589,941,753   (127,682,633) (717,624,386)   (484,004,921)
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation               4,925,773     53,832,562     10,698,793   (43,133,769)     (9,975,781)
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                (708,999)    (1,682,793)      (805,827)      876,966       1,736,402
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation              15,128,609    119,830,478     (6,192,556) (126,023,034)    (78,652,756)
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation              61,024,670    537,057,291    162,036,410  (375,020,881)   (222,531,547)
JANUS TWENTY FUND
Annuity contracts in
  accumulation                    (489)             0            (36)          (36)           (526)
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation              (1,374,436)     3,274,926       (436,042)   (3,710,968)     (5,224,196)
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation              (2,002,246)    (2,122,540)     2,402,322     4,524,862       2,407,502
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                  20,170         (1,178)       229,562       230,740         277,843
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                 971,295      1,418,022     (2,527,749)   (3,945,771)       (999,888)
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                (125,516)        (2,586)       (86,964)      (84,378)         56,603
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation               5,749,841     93,135,075     23,536,746   (69,598,329)    (25,701,050)
--------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                              Valuation       Proceeds         Cost of
                                               Period           from         Investments
 PERIOD ENDED DECEMBER 31, 2000    Dividends  Deductions       Sales            Sold
   PPI MFS EMERGING EQUITIES PORTFOLIO
 Annuity contracts in
   accumulation                 $6,199,858    ($6,237,790)    $55,129,171     ($31,391,585)
   PPI MFS RESEARCH GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                 18,992,631     (2,911,500)     27,627,852      (18,166,161)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                 24,723,742     (2,881,443)    671,761,812     (687,430,118)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Annuity contracts in
   accumulation                 21,160,269     (2,799,115)     21,884,981      (14,116,507)
 TOTAL VARIABLE ANNUITY
   ACCOUNT C                $1,472,215,106  ($175,240,683) $3,840,647,337  ($3,516,088,718)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                                                                                                  Net
                               Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)               Change in       (Decrease)
                           Gain (Loss)    -------------------------------    Unrealized      in Net Assets
                                on          Beginning           End          Gain (Loss)    Resulting from
PERIOD ENDED DECEMBER 31, 2000  Investments    of Year        of Year      on Investments     Operations
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation              $23,737,586     $265,730,062      $62,642,562    ($203,087,500)   ($179,387,846)
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                9,461,691       81,650,752       42,588,288      (39,062,464)     (13,519,642)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation              (15,668,306)      60,499,972         (186,763)     (60,686,735)     (54,512,742)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                7,768,474       76,614,253       46,977,151      (29,637,102)      (3,507,474)
TOTAL VARIABLE ANNUITY
  ACCOUNT C                $324,558,619   $2,223,496,072  ($1,381,531,716) ($3,605,027,788) ($1,983,494,746)

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                         $36,550      $2,023,951       ($3,440,951)      ($3,443,191)          $81,880,934
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                     112,901,501      19,727,105      (147,081,096)     (103,452,150)          958,810,376
Annuity contracts in payment
  period                                                                                                      34,529,808
AETNA BOND VP
Annuity contracts in
  accumulation                      13,216,666      (2,959,272)       13,343,145       (39,454,311)          312,007,882
Annuity contracts in payment
  period                                                                                                       5,764,551
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         441,285          97,305        (1,013,800)       (4,468,657)           67,400,270
Annuity contracts in payment
  period                                                                                                          73,220
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                      30,449,060       3,720,138       (49,493,522)      (18,887,555)          170,407,185
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      14,440,368       3,089,297       (38,474,173)     (119,418,211)          471,441,304
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                       3,827,276       1,026,846       (13,265,067)      (17,735,793)          157,821,380
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                         379,657          71,399        (2,340,015)       (5,775,781)           45,668,355
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                         196,795         162,638          (269,484)       27,303,119             1,782,585
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                           1,454           2,133           (32,894)        1,393,627                     0
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                             615             (45)          (16,577)          472,733                     0
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                            (979)            197            (8,299)        2,871,835                     0
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                              (1)              0                16            15,972                     0
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                     536,765,360     (28,305,954)   (1,173,968,207)     (721,658,072)        5,753,192,035
Annuity contracts in payment
  period                                                                                                     373,523,149
AETNA GROWTH VP
Annuity contracts in
  accumulation                       1,093,671       3,731,651       (32,927,743)       53,759,126           145,431,206
Annuity contracts in payment
  period                                                                                                          71,588
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                         (12,839)       (193,642)          112,582        (2,083,594)            2,177,493
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                          (6,435)        (14,618)           64,241        (1,042,892)              999,704

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                        $77,057,293
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                        842,266,266
Annuity contracts in payment
  period                               33,169,278
AETNA BOND VP
Annuity contracts in
  accumulation                        296,126,266
Annuity contracts in payment
  period                                5,792,395
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         62,461,577
Annuity contracts in payment
  period                                   68,046
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                        136,195,306
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                        331,078,585
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                        131,674,642
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                         38,003,615
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                         29,175,653
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                          1,364,320
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                            456,726
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                          2,862,754
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                             15,987
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                      4,428,082,443
Annuity contracts in payment
  period                              311,465,868
AETNA GROWTH VP
Annuity contracts in
  accumulation                        171,026,842
Annuity contracts in payment
  period                                  132,657
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                                  0
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                                  0

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                     $53,741,102     $21,047,809     ($129,501,789)      $68,658,775          $473,757,587
Annuity contracts in payment
  period                                                                                                       1,234,629
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                         (27,987)      1,154,995         1,177,084        43,880,546             9,210,760
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                        (110,447)        829,971            97,541         3,748,048             8,277,508
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                       2,173,465         192,117        (5,937,734)        8,806,604             7,714,709
AETNA LEGACY VP
Annuity contracts in
  accumulation                         334,677         292,708           802,261        (5,203,105)           42,650,270
Annuity contracts in payment
  period                                                                                                         247,224
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                      10,773,853       5,251,674          (413,714)      (18,346,548)          325,367,721
Annuity contracts in payment
  period                                                                                                          80,784
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                         (13,914)        383,451            72,859        (2,426,021)            1,983,625
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       4,688,047      16,494,744       (22,423,480)       43,023,013            62,919,038
Annuity contracts in payment
  period                                                                                                          11,036
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                        (123,166)       (659,018)      (12,476,702)       38,113,990                     0
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                       5,239,593       2,663,927        (4,901,655)       25,424,473            34,639,709
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                         466,170         257,799        (5,245,120)       24,665,165             1,830,289
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                       1,144,879         389,979       (10,043,307)       47,737,578             9,752,003
  GROWTH FUND
Annuity contracts in
  accumulation                         476,725         139,092        (6,432,977)       20,557,669             4,700,713
  VALUE FUND
Annuity contracts in
  accumulation                         660,349         140,169        (4,209,966)       13,358,563             8,538,069
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       2,267,247       2,854,362        (7,230,865)       (2,720,584)           68,092,305
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                      13,851,094       8,757,904       (11,069,516)      (29,578,468)          213,941,762
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      44,257,732       7,564,259      (113,706,819)       70,421,374           440,335,255

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                       $487,054,341
Annuity contracts in payment
  period                                1,883,772
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                         55,395,398
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                         12,842,621
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                         12,949,161
AETNA LEGACY VP
Annuity contracts in
  accumulation                         38,925,638
Annuity contracts in payment
  period                                  198,397
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                        322,624,048
Annuity contracts in payment
  period                                   89,722
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                                  0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                        104,675,715
Annuity contracts in payment
  period                                   36,683
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                         24,855,104
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                         63,066,047
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                         21,974,303
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                         48,981,132
  GROWTH FUND
Annuity contracts in
  accumulation                         19,441,222
  VALUE FUND
Annuity contracts in
  accumulation                         18,487,184
CALVERT SOCIAL BALANCED PORTFOL
Annuity contracts in
  accumulation                         63,262,465
FIDELITY INVESTMENTS VARIABLE I
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                        195,902,776
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        448,871,801

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                        $114,589       ($207,629)        ($583,683)       $1,252,502            $1,873,989
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       2,009,833       1,209,084        (7,577,795)          516,832            22,033,565
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                       2,601,494         701,785        (4,594,430)       (2,709,341)           27,730,745
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                      54,595,412      20,839,462      (110,406,630)      (19,480,139)          475,353,405
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                         400,034      23,361,718       (35,626,722)       (6,058,333)          122,573,178
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     133,808,454      99,811,011      (717,624,386)      340,768,328         1,093,429,837
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      28,232,215       4,925,773       (43,133,769)       70,619,050           235,410,674
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                       1,568,435        (708,999)          876,966         2,253,321            32,908,277
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      32,241,669      15,128,609      (126,023,034)      127,925,797           362,723,120
Annuity contracts in payment
  period                                                                                                         689,393
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      91,464,664      61,024,670      (375,020,881)      169,190,829         1,136,307,574
Annuity contracts in payment
  period                                                                                                         752,858
JANUS TWENTY FUND
Annuity contracts in payment
  period                                    (1)           (489)              (36)            1,071                     0
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                        (138,792)     (1,374,436)       (3,710,968)            5,130            11,586,115
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                        (115,114)     (2,002,246)        4,524,862        (2,219,822)           16,508,469
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                          26,933          20,170           230,740         3,897,679               684,196
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                       1,974,588         971,295        (3,945,771)       45,386,552             5,871,877
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                         266,497        (125,516)          (84,378)        2,461,306             3,464,259
Annuity contracts in payment
  period                                                                                                          27,517

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                         $2,449,768
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                         18,191,519
FIDELITY INVESTMENTS VARIABLE I
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                         23,730,253
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                        420,901,510
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                        104,649,875
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        950,193,244
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                        296,053,943
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                         36,898,000
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                        411,767,617
Annuity contracts in payment
  period                                  917,937
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      1,082,624,571
Annuity contracts in payment
  period                                1,095,143
JANUS TWENTY FUND
Annuity contracts in payment
  period                                      545
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                          6,367,049
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                         16,696,149
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                          4,859,718
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                         50,258,541
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                          5,987,840
Annuity contracts in payment
  period                                   21,845

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED DECEMBER 31, 2000
                                                                       Net                Net
                                                      Net           Change in     Increase (Decrease)      Net Assets
                                      Net           Realized       Unrealized        in Net Assets                  -----
                                   Investment     Gain (Loss)      Gain (Loss)         from Unit           Beginning
                                 Income (Loss)   on Investments  on Investments      Transactions           of Year
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation                     $38,147,438      $5,749,841      ($69,598,329)      $90,392,695          $226,770,707
Annuity contracts in payment
  period                                                                                                          36,974
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                         (37,932)     23,737,586      (203,087,500)        6,822,966           597,714,231
Annuity contracts in payment
  period                                                                                                          38,500
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      16,081,131       9,461,691       (39,062,464)       (7,714,809)          255,763,877
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      21,842,299     (15,668,306)      (60,686,735)      (17,427,634)          291,483,624
Annuity contracts in payment
  period                                                                                                               0
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                      18,361,154       7,768,474       (29,637,102)        5,277,763           243,032,240
Annuity contracts in payment
  period                                                                                                          62,930
TOTAL VARIABLE ANNUITY ACCOUNT
  C                              $1,296,974,423   $324,558,619   ($3,605,027,788)     $209,679,020       $15,463,100,152

PERIOD ENDED DECEMBER 31, 2000

                                    Net Assets
                                 ---
                                        End
                                      of Year
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES
Annuity contracts in
  accumulation                       $291,099,078
Annuity contracts in payment
  period                                  400,248
  PPI MFS EMERGING EQUITIES POR
Annuity contracts in
  accumulation                        425,020,833
Annuity contracts in payment
  period                                  167,018
  PPI MFS RESEARCH GROWTH PORTF
Annuity contracts in
  accumulation                        234,529,426
  PPI SCUDDER INTERNATIONAL GRO
Annuity contracts in
  accumulation                        219,533,810
Annuity contracts in payment
  period                                    9,438
  PPI T. ROWE PRICE GROWTH EQUI
Annuity contracts in
  accumulation                        244,707,197
Annuity contracts in payment
  period                                  158,262
TOTAL VARIABLE ANNUITY ACCOUNT
  C                               $13,689,284,426

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments

AETNA ASCENT VP
Annuity contracts in
  accumulation                    $4,484,625      $3,126,744      $2,132,558
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   118,239,538      37,431,264     (42,591,986)
Annuity contracts in payment
  period
AETNA BOND VP
Annuity contracts in
  accumulation                    16,461,643       1,046,894     (24,239,538)
Annuity contracts in payment
  period
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                     3,308,843       1,917,397         531,876
Annuity contracts in payment
  period
AETNA GET FUND, SERIES B
Annuity contracts in
  accumulation                    19,358,523     (12,039,286)     (6,591,127)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    47,270,301      19,146,788     (33,331,150)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                     3,201,347       1,995,462      25,614,792
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                       184,959          90,964      10,381,800
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                        56,051           5,862       1,305,419
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                          (453)              0           2,236
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                 1,020,531,624     147,882,214    (270,740,512)
Annuity contracts in payment
  period
AETNA GROWTH VP
Annuity contracts in
  accumulation                     5,660,733       3,300,255      24,309,959
Annuity contracts in payment
  period
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                       216,022         (90,872)         (8,453)
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                        48,545         (79,227)         (3,880)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                    15,724,982       6,079,736      55,890,076
Annuity contracts in payment
  period
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                       962,713         414,344        (273,056)
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                       (57,013)        502,554         276,131

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                     ($13,863,249)        $86,000,256      $81,880,934
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                     (131,531,827)        982,574,403      958,810,376
Annuity contracts in payment
  period                                                 29,218,792       34,529,808
AETNA BOND VP
Annuity contracts in
  accumulation                      (59,574,107)        377,693,504      312,007,882
Annuity contracts in payment
  period                                                  6,384,037        5,764,551
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      (12,384,759)         74,028,644       67,400,270
Annuity contracts in payment
  period                                                     71,489           73,220
AETNA GET FUND, SERIES B
Annuity contracts in
  accumulation                      (60,309,287)         59,581,177                0
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                      (60,859,707)        198,180,953      170,407,185
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      169,649,573         270,980,130      471,441,304
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                      147,163,657                   0      157,821,380
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                       44,301,023                   0       45,668,355
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                        1,780,802                   0        1,782,585
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                     (946,107,352)      5,846,282,205    5,753,192,035
Annuity contracts in payment
  period                                                328,867,005      373,523,149
AETNA GROWTH VP
Annuity contracts in
  accumulation                       47,381,121          64,734,239      145,431,206
Annuity contracts in payment
  period                                                    116,487           71,588
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                          816,418           1,244,378        2,177,493
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                         (391,345)          1,425,611          999,704
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                      158,281,330         238,578,749      473,757,587
Annuity contracts in payment
  period                                                    437,343        1,234,629
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                        3,990,282           4,116,477        9,210,760
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                        2,602,681           4,953,155        8,277,508

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                      $506,421        $274,738      $1,218,868
AETNA LEGACY VP
Annuity contracts in
  accumulation                     1,926,317         581,133          36,729
Annuity contracts in payment
  period
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                     8,294,242       3,567,509      (1,354,469)
Annuity contracts in payment
  period
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                        75,050        (233,415)         37,873
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       217,851         496,621      13,504,421
Annuity contracts in payment
  period
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                     1,269,847       1,776,481       2,281,833
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                        31,993         133,328         166,754
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                        50,560          15,298       1,220,016
  GROWTH FUND
Annuity contracts in
  accumulation                       144,013          14,730         497,930
  VALUE FUND
Annuity contracts in
  accumulation                       107,787          44,964         835,034
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     5,750,754       2,809,577      (1,784,527)
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                     7,630,657      10,615,100      (7,600,032)
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    23,503,440       6,451,416      75,728,469
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                       124,194         (41,988)         34,123
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       391,037         978,239       4,823,117
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                     1,657,402         869,135           1,190
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                     9,818,964      15,275,881      61,433,098

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                       $3,698,655          $2,016,027       $7,714,709
AETNA LEGACY VP
Annuity contracts in
  accumulation                      (12,977,974)         53,070,226       42,650,270
Annuity contracts in payment
  period                                                    261,063          247,224
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                       56,001,252         258,856,854      325,367,721
Annuity contracts in payment
  period                                                     83,117           80,784
AETNA REAL ESTATE SECURITIES
Annuity contracts in
  accumulation                          543,051           1,561,066        1,983,625
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                          734,295          47,966,985       62,919,038
Annuity contracts in payment
  period                                                      9,901           11,036
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                          526,409          28,785,139       34,639,709
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                        1,498,214                   0        1,830,289
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                        8,466,129                   0        9,752,003
  GROWTH FUND
Annuity contracts in
  accumulation                        4,044,040                   0        4,700,713
  VALUE FUND
Annuity contracts in
  accumulation                        7,550,284                   0        8,538,069
CALVERT SOCIAL BALANCED PORTF
Annuity contracts in
  accumulation                       (2,584,906)         63,901,407       68,092,305
FIDELITY INVESTMENTS VARIABLE
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                      (22,905,250)        226,201,287      213,941,762
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      104,243,427         230,408,503      440,335,255
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                          146,104           1,611,556        1,873,989
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                        1,026,570          14,814,602       22,033,565
FIDELITY INVESTMENTS VARIABLE
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                       (1,496,641)         26,699,659       27,730,745
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                       28,744,136         360,081,326      475,353,405

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                      $221,114     $10,243,611      $8,479,708
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    13,303,149      18,380,825     490,048,109
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     2,407,967       2,695,537      33,691,755
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                     1,905,340         102,768      (1,858,291)
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (878,661)      4,203,879      85,432,344
Annuity contracts in payment
  period
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (7,230,405)     28,651,722     399,415,491
Annuity contracts in payment
  period
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                       (38,024)        920,198       4,929,162
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                      (100,558)     (1,949,728)      4,103,785
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        21,607           9,440         (22,187)
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA (1)
Annuity contracts in
  accumulation                        32,268         233,178       1,327,431
  STRATEGIC BOND FUND/VA (2)
Annuity contracts in
  accumulation                       124,247         (40,619)        (26,322)
Annuity contracts in payment
  period
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                      (459,744)     19,466,353     177,745,248
Annuity contracts in payment
  period
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    (2,267,821)     10,075,588      40,977,917
  PPI MFS VALUE EQUITY PORTFOLIO
Annuity contracts in
  accumulation                     2,847,222       6,015,052      62,469,848
Annuity contracts in payment
  period
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                     6,448,822      59,250,743      42,048,531

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                      $10,276,427         $93,352,318     $122,573,178
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      279,468,672         292,229,082    1,093,429,837
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      101,738,423          94,876,992      235,410,674
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                          257,212          32,501,248       32,908,277
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      141,722,099         132,697,360      362,723,120
Annuity contracts in payment
  period                                                    235,492          689,393
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      100,021,912         615,835,740    1,136,307,574
Annuity contracts in payment
  period                                                    365,972          752,858
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                        1,680,324           4,094,455       11,586,115
  NATURAL RESOURCES TRUST FUN
Annuity contracts in
  accumulation                       (5,286,357)         19,741,327       16,508,469
MFS TOTAL RETURN SERIES
Annuity contracts in
  accumulation                          289,569             385,767          684,196
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA (
Annuity contracts in
  accumulation                        3,302,879             976,121        5,871,877
  STRATEGIC BOND FUND/VA (2)
Annuity contracts in
  accumulation                        1,177,371           2,253,578        3,464,259
Annuity contracts in payment
  period                                                      3,521           27,517
PORTFOLIO PARTNERS, INC. (PPI
  PPI MFS EMERGING EQUITIES P
Annuity contracts in
  accumulation                      (33,182,887)        434,156,330      597,714,231
Annuity contracts in payment
  period                                                     27,431           38,500
  PPI MFS RESEARCH GROWTH POR
Annuity contracts in
  accumulation                      (35,109,323)        242,087,516      255,763,877
  PPI MFS VALUE EQUITY PORTFO
Annuity contracts in
  accumulation                        4,623,083         150,852,476      226,770,707
Annuity contracts in payment
  period                                                          0           36,974
  PPI SCUDDER INTERNATIONAL G
Annuity contracts in
  accumulation                      (18,230,281)        201,965,809      291,483,624

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2000 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 1999
                                                                    Net
                                                    Net          Change in
                                    Net           Realized       Unrealized
                                 Investment     Gain (Loss)     Gain (Loss)
                               Income (Loss)   on Investments  on Investments
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                    $2,793,773      $9,179,295     $31,045,275
Annuity contracts in payment
  period
TOTAL VARIABLE ANNUITY
  ACCOUNT C                    $1,336,283,808   $421,797,682   $1,273,553,376

YEAR ENDED DECEMBER 31, 1999
                                       Net
                               Increase (Decrease)             Net Assets
                                  in Net Assets                ----------
                                    from Unit          Beginning           End
                                  Transactions          of Year          of Year
  PPI T. ROWE PRICE GROWTH EQ
Annuity contracts in
  accumulation                     ($15,852,163)       $215,872,943     $243,032,240
Annuity contracts in payment
  period                                                     56,047           62,930
TOTAL VARIABLE ANNUITY
  ACCOUNT C                          $5,100,009     $12,426,365,277  $15,463,100,152

(1) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(2) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Life Insurance and Annuity Company and Contract Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the condensed financial information for the year ended December 31, 2000. These financial statements and the condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
Hartford, Connecticut
February 2, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Independent Auditors' Report......................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the One
       Month Ended December 31, 2000, the Eleven
       Months Ended November 30, 2000 and for the
       Years Ended December 31, 1999 and 1998.....   F-3

    Consolidated Balance Sheets as of
       December 31, 2000 and 1999.................   F-4

    Consolidated Statements of Changes in
       Shareholder's Equity for the One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the Years
       Ended December 31, 1999 and 1998...........   F-5

    Consolidated Statements of Cash Flows for the
       One Month Ended December 31, 2000, the
       Eleven Months Ended November 30, 2000 and
       for the Years Ended December 31, 1999 and
       1998.......................................   F-6

    Notes to Consolidated Financial Statements....   F-7

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 2000 ("Successor Company") and December 31, 1999 ("Preacquisition Company"), and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the years ended December 31, 1999 and 1998 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1999, and the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the years ended December 31, 1999 and 1998, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Revenue:
  Premiums                                               $ 16.5           $  137.7         $  107.5         $   79.4
  Charges assessed against policyholders                   36.4              424.6            388.3            324.3
  Net investment income                                    78.6              833.8            886.3            871.8
  Net realized capital (losses) gains                       1.8              (37.2)           (21.5)            10.4
  Other income                                             13.4              148.7            129.7            100.2
                                                         ------           --------         --------         --------
      Total revenue                                       146.7            1,507.6          1,490.3          1,386.1
                                                         ------           --------         --------         --------
Benefits and expenses:
  Current and future benefits                              68.9              726.7            746.2            714.4
  Operating expenses:
    Salaries and related benefits                          29.9              187.5            153.0            141.0
    Other                                                  19.2              227.1            213.7            199.6
  Amortization of deferred policy acquisition costs
    and value of business acquired                         10.2              116.7            104.9             91.2
                                                         ------           --------         --------         --------
      Total benefits and expenses                         128.2            1,258.0          1,217.8          1,146.2
                                                         ------           --------         --------         --------

Income from continuing operations before income
  taxes                                                    18.5              249.6            272.5            239.9
Income taxes                                                5.9               78.1             90.6             67.1
                                                         ------           --------         --------         --------

Income from continuing operations                          12.6              171.5            181.9            172.8
Discontinued operations, net of tax:
  Income from operations                                     --                 --               --             61.8
  Amortization of deferred gain on sale                      --                5.7              5.7               --
  Immediate gain on sale                                     --                 --               --             59.0
                                                         ------           --------         --------         --------

Net income                                               $ 12.6           $  177.2         $  187.6         $  293.6
                                                         ======           ========         ========         ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                                                  December 31,       December 31,
                                                                      2000               1999
                                                                  -------------      -------------
                           ASSETS
Investments:
  Debt securities available for sale, at fair value
    (amortized cost: $11,120.0 and $11,657.9)                       $11,244.7          $11,410.1
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost: $109.0 and $134.7)             100.7              130.9
    Investment in affiliated mutual funds (cost: $9.6 and
      $63.5)                                                             12.7               64.1
    Common stock (cost: $2.2 and $6.7)                                    3.5               11.5
  Short-term investments                                                109.4               74.2
  Mortgage loans                                                          4.6                6.7
  Policy loans                                                          339.3              314.0
  Other investments                                                      13.4               13.2
  Securities pledged to creditors (amortized cost: $126.8)              129.0                 --
                                                                    ---------          ---------
        Total investments                                            11,957.3           12,024.7
Cash and cash equivalents                                               796.3              694.4
Short-term investments under securities loan agreement                  131.8              238.8
Accrued investment income                                               147.2              150.7
Premiums due and other receivables                                       82.9              298.3
Reinsurance recoverable                                               3,005.8            3,001.2
Current income taxes                                                     40.6                 --
Deferred income taxes                                                      --              150.4
Deferred policy acquisition costs                                        12.3            1,046.4
Value of business acquired                                            1,780.9                 --
Goodwill                                                              2,297.4                 --
Other assets                                                            154.7               96.5
Separate Accounts assets                                             36,745.8           38,692.6
                                                                    ---------          ---------
        Total assets                                                $57,153.0          $56,394.0
                                                                    =========          =========
            LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                            $ 3,977.7          $ 3,850.4
  Unpaid claims and claim expenses                                       29.6               27.3
  Policyholders' funds left with the Company                         11,125.6           11,121.7
                                                                    ---------          ---------
        Total insurance reserve liabilities                          15,132.9           14,999.4
  Payables under securities loan agreement                              131.8              238.8
  Current income taxes                                                     --               14.7
  Deferred income taxes                                                 248.0                 --
  Other liabilities                                                     549.9            1,062.8
  Separate Accounts liabilities                                      36,745.8           38,692.6
                                                                    ---------          ---------
        Total liabilities                                            52,808.4           55,008.3
                                                                    ---------          ---------
Shareholder's equity:
  Common stock, par value $50 (100,000 shares authorized;
    55,000 shares issued and outstanding)                                 2.8                2.8
  Paid-in capital                                                     4,303.8              431.9
  Accumulated other comprehensive gain (loss)                            25.4              (44.8)
  Retained earnings                                                      12.6              995.8
                                                                    ---------          ---------
        Total shareholder's equity                                    4,344.6            1,385.7
                                                                    ---------          ---------
          Total liabilities and shareholder's equity                $57,153.0          $56,394.0
                                                                    =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                                        Preacquisition
                                                                       ------------------------------------------------
                                                        One month      Eleven months
                                                          ended            ended          Year ended       Year ended
                                                      December 31,      November 30,     December 31,     December 31,
                                                          2000              2000             1999             1998
                                                      -------------    --------------    -------------    -------------
Shareholder's equity, beginning of period               $4,313.4          $1,385.7         $1,394.5         $1,853.3

Comprehensive income:
  Net income                                                12.6             177.2            187.6            293.6
  Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities
      ($28.7, $79.4, ($230.2), $18.2 pretax) (1)            18.6              51.6           (149.6)            11.9
                                                        --------          --------         --------         --------
Total comprehensive income                                  31.2             228.8             38.0            305.5
                                                        --------          --------         --------         --------

Capital contributions:
  Cash                                                        --              73.5               --              9.3
  Assets                                                      --              56.0               --               --
                                                        --------          --------         --------         --------
Total capital contributions                                   --             129.5               --              9.3
                                                        --------          --------         --------         --------

Other changes                                                 --               0.8              2.9              2.4
                                                        --------          --------         --------         --------

Common stock dividends                                        --             (10.1)           (49.7)          (776.0)
                                                        --------          --------         --------         --------

Adjustment for purchase accounting                            --           2,578.7               --               --
                                                        --------          --------         --------         --------

Shareholder's equity, end of period                     $4,344.6          $4,313.4         $1,385.7         $1,394.5
                                                        ========          ========         ========         ========

(1) Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                                                Preacquisition
                                                                              ---------------------------------------------------
                                                             One month        Eleven months
                                                               ended              ended           Year ended         Year ended
                                                           December 31,       November 30,       December 31,       December 31,
                                                               2000               2000               1999               1998
                                                           -------------      -------------      -------------      -------------
Cash Flows from Operating Activities:
Net income                                                    $  12.6          $    177.2          $   187.6          $   293.6
Adjustments to reconcile net income to net cash (used
  for) provided by operating activities:
  Net accretion of discount on investments                       (2.7)              (32.6)             (26.5)             (29.5)
  Amortization of deferred gain on sale                            --                (5.7)              (5.7)               0.0
  Immediate gain on sale                                           --                  --                 --              (59.0)
  Net realized capital gains (losses)                            (1.8)               37.2               21.5              (11.1)
  Changes in assets and liabilities:
    Decrease (increase) in accrued investment income              6.6                (3.1)               0.9               11.4
    Decrease (increase) in premiums due and other
      receivables                                                31.1               (23.7)              23.3              (24.0)
    Decrease (increase) in policy loans                           0.1               (25.4)             (21.8)             177.4
    Increase in deferred policy acquisition costs/value
      of business acquired                                      (12.2)             (136.6)            (153.3)            (132.8)
    Decrease in reinsurance loan to affilitate                     --                  --                 --              397.2
    Net (decrease) increase in universal life account
      balances                                                   (3.8)               23.8               55.7              122.9
    (Decrease) increase in other insurance reserve
      liabilities                                                (5.3)               85.6              (28.6)             (41.8)
    Increase (decrease) in other liabilities and other
      assets                                                    103.9               (75.2)             (42.5)             (35.3)
    (Decrease) increase in income taxes                         (14.3)               23.1             (259.8)             106.5
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) operating activities            114.2                44.6             (249.2)             775.5
                                                              -------          ----------          ---------          ---------
Cash Flows from Investing Activities:
  Proceeds from sales of fixed maturities
    Debt securities available for sale                          233.0            10,083.2            5,890.1            6,790.2
    Equity securities                                             1.5               118.4              111.2              150.1
    Mortgage loans                                                0.1                 2.1                6.1                0.3
    Life Business                                                  --                  --                 --              966.5
  Investment maturities and collections of:
    Debt securities available for sale                           53.7               573.1            1,216.5            1,296.3
    Short-term investments                                        0.4                59.9               80.6              135.3
  Cost of investment purchases in:
    Debt securities available for sale                         (230.7)          (10,505.5)          (7,099.7)          (6,706.4)
    Equity securities                                           (27.8)              (17.6)             (13.0)            (125.7)
    Short-term investments                                      (10.0)             (113.1)            (106.0)             (83.9)
  Decrease (increase) in property and equipment                   1.9                 5.4               (5.7)
  Other, net                                                      0.3                (4.0)               3.7           (2,725.9)
                                                              -------          ----------          ---------          ---------
Net cash provided by (used for) investing activities             22.4               201.9               83.8             (312.2)
                                                              -------          ----------          ---------          ---------
Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts       164.2             1,529.7            2,040.2            1,571.1
  Withdrawals of investment contracts                          (156.3)           (1,832.6)          (1,680.8)          (1,393.1)
  Capital contribution from HOLDCO                                 --                73.5                 --                9.3
  Return of capital to Separate Account                            --                  --                 --                1.7
  Dividends paid to shareholder                                    --               (10.1)            (255.7)            (570.0)
  Other, net                                                    (73.6)               22.0              126.7              (34.3)
                                                              -------          ----------          ---------          ---------
Net cash (used for) provided by financing activities            (65.7)             (217.5)             230.4             (415.3)
                                                              -------          ----------          ---------          ---------
Net increase in cash and cash equivalents                        70.9                29.0               65.0               48.0
Effect of exchange rate changes on cash and cash
  equivalents                                                      --                 2.0                 --                 --
Cash and cash equivalents, beginning of period                  725.4               694.4              629.4              581.4
                                                              -------          ----------          ---------          ---------
Cash and cash equivalents, end of period                      $ 796.3          $    725.4          $   694.4          $   629.4
                                                              =======          ==========          =========          =========
Supplemental cash flow information:
Income taxes paid, net                                        $  20.3          $     39.9          $   316.9          $    60.9
                                                              =======          ==========          =========          =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition has been accounted for as of November 30, 2000 using the purchase method. The application of the purchase method, including the recognition of goodwill, is being pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. The allocation of the purchase price to assets and liabilities is subject to further refinement.

    The net increase to assets reflects the write off of deferred acquisition costs of $1,183.0 million, which was the balance as of November 30, 2000, the establishment of value of business acquired of $1,780.9, an increase to other assets of $6.0 million and a decrease of $12.0 million in current income taxes. The increase to other assets reflects the write down of certain fixed assets and capitalized software costs resulting from conforming accounting policies, the establishment of a favorable lease asset and the reclassification of certain pension assets (previously reflected in other liabilities). The balances in other assets and current income taxes prior to push down accounting were $148.7 million and $52.6 million, respectively.

    The net increase to liabilities reflects an increase to insurance reserves of $60.0 million representing the revaluation of the reserves using current assumptions, an increase to deferred tax liabilities of $266.4 million primarily representing the deferred tax effect of the purchase accounting adjustments and a decrease to other liabilities of $15.8 million. The decrease in other liabilities includes the write-off of the deferred gain related to the sale of the individual life insurance business (refer to Note
    3) partially offset by the establishment of a severance liability and the revaluation of certain benefit plan liabilities. The balances in insurance reserves and other liabilities prior to push down accounting were $15,072.9 million and $565.7 million. With respect to deferred taxes, prior to push down accounting, the Company had a deferred tax asset of $18.4 million. As a result of the application of push down accounting, retained earnings immediately prior to the sale was reclassified to paid-in capital.

    Additionally, the Company established goodwill of $2.3 billion. Goodwill is being amortized over a period of 40 years.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    Financial Products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, nonqualified annuity contracts and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ALIAC and nonaffiliated mutual funds), variable and fixed investment options. Financial Products also include investment advisory services and pension plan administrative services.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Aetna Series Fund Inc.; distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ALIAC and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V.

    (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 1999 and 1998 financial information to conform to the 2000 presentation.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

    In September 2000, the Financial Accounting Standard Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which replaces FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This standard revises the accounting for securitizations, other financial asset transfers and collateral associated with securities lending transactions and requires certain additional disclosures. FAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. However, for recognition and disclosure of collateral and for additional disclosures related to securitization transactions, FAS No. 140 was effective for the Company's December 31, 2000 financial statements. With respect to the provisions effective December 31, 2000, the Company reclassified debt securities on loan to other institutions from "Debt Securities" to "Securities Pledged to Creditors" on the Company's Consolidated Balance Sheet. The Company does not expect the adoption of those provisions effective after March 31, 2001 to have a material effect on its financial position or results of operations (Refer to Note 4).

    DEPOSIT ACCOUNTING: ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
    Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

    FUTURE APPLICATION OF ACCOUNTING STANDARDS

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issued FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact to the Company, of the adoption of this standard, as amended, will not have a material effect on the Company's financial position or results of operations.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

    Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience-rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities are recorded on the trade date. Sales of mortgage loans are recorded on the closing date.

    Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the balance sheet as "Securities pledged to creditors", which includes the following:

                                                               Gross         Gross
   December 31, 2000                           Amortized     Unrealized    Unrealized      Fair
   (Millions)                                     Cost         Gains         Losses       Value
   ----------------------------------------------------------------------------------------------
   Debt securities                               $124.5         $5.3          $3.1        $126.7

   Short-term investments                           2.3           --            --           2.3
   ----------------------------------------------------------------------------------------------
   Total securities pledged to creditors         $126.8         $5.3          $3.1        $129.0
   ----------------------------------------------------------------------------------------------

    At December 31, 1999, the Company had securities pledged to creditors with a fair value of approximately $232.5 million reflected as debt securities.

    The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds by the Company, and is carried at fair value.

    Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company utilizes futures contracts for other than trading purposes in order to hedge interest rate risk (i.e. market risk, refer to Note 5). Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts allocable to experience rated contracts are deducted from capital gains and losses with an offsetting amount reported in future policy benefits. Changes in the fair value of futures contracts allocable to non-experienced-rated contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains or losses on the hedging instrument are reflected in net realized capital gains or losses.

    Included in common stock are warrants which represent the right to purchase specific securities. Upon exercise, the cost of the warrants is added to the basis of the securities purchased.

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, is amortized on a straight-line basis over 40 years.

    The Company regularly evaluates the recoverability of goodwill. The carrying value of goodwill would be reduced through a direct write-off, if, in management's judgement, it was probable that projected future operating income (before amortization of goodwill) would not be sufficient on an undiscounted basis to recover the carrying value. Operating earnings considered in such an analysis are those of the entity acquired, if separately identifiable, or the business segment that acquired the entity if the entity's earnings are not separately identifiable.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Refer to "Principles of Consolidation" within Note 1 for related discussions regarding the application of the purchase method to deferred policy acquisition costs.

    VALUE OF BUSINESS ACQUIRED

    Value of business acquired ("VOBA") is an asset and represents the present value ofestimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts).

    VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset. The estimated amount of VOBA to be amortized, net of interest, over the next five years is $104.3 million, $112.6 million, $114.3 million, $110.8 million and $106.3 million for the years 2001, 2002, 2003, 2004 and 2005, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payouts contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant

    Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2000 and 1999, unrealized gains of $9.5 million and unrealized losses of $8.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.8% to 14.0% in 2000 and 3.7% to 12.0% in 1999.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets at December 31, 2000 and 1999, $2,991 million and $2,989 million, respectively, is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business. (Refer to Note 3).

    INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. Subsequent to December 13, 2000 the Company will file a consolidated return with AICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/ benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of

    AIS is acting as underwriter for ALIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus") which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the Aetna Series Fund, Inc. and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

3.  DISCONTINUED OPERATIONS-INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million and $5.2 million (after tax) of the deferred gain was recognized during 2000 and 1999, respectively. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off. (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Revenues for the individual life segment were $652.2 million for 1998. Premiums ceded and reinsurance recoveries made in 2000 totaled $419.1 million and $416.1 million, respectively, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   2000 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $   920.8       $ 34.3        $  2.1      $   953.0
   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 282.2         13.8           6.2          289.8
       Financial                               1,753.1         33.8          21.2        1,765.7
       Transportation/capital goods              660.2         21.4          11.3          670.3
       Health care/consumer products             758.9         16.2          27.9          747.2
       Natural resources                         499.3          7.6          15.6          491.3
       Other corporate securities                972.0          7.1          52.3          926.8
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,925.7         99.9         134.5        4,891.1
   ---------------------------------------------------------------------------------------------

   Foreign securities:
       Government, including political
         subdivisions                            384.7         23.9           4.3          404.3
       Utilities                                 122.9         18.6            --          141.5
       Other                                      31.2           --           9.3           21.9
   ---------------------------------------------------------------------------------------------
     Total foreign securities                    538.8         42.5          13.6          567.7
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,390.3         37.1           4.1        1,423.3
       Collateralized mortgage obligations     1,606.6         61.2           7.1        1,660.7
   ---------------------------------------------------------------------------------------------
   Total residential mortgage-backed
     securities                                2,996.9         98.3          11.2        3,084.0
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,108.3         27.5          24.2        1,111.6

   Other asset-backed securities                 753.7         13.4           3.4          763.7
   ---------------------------------------------------------------------------------------------
   Total debt securities, including debt
     securities pledged to creditors          11,244.5        315.9         189.0       11,371.4

   Less: Debt securities pledged to
     creditors                                   124.5          5.3           3.1          126.7
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,120.0       $310.6        $185.9      $11,244.7
   =============================================================================================

    Debt securities available for sale as of December 31 were as follows:

                                                             Gross         Gross
                                             Amortized     Unrealized    Unrealized      Fair
   1999 (Millions)                              Cost         Gains         Losses        Value
   ---------------------------------------------------------------------------------------------
   U.S. government and government agencies
     and authorities                         $ 1,087.2       $  4.6        $ 22.1      $ 1,069.7

   States, municipalities and political
     subdivisions                                  0.3           --            --            0.3

   U.S. corporate securities:
       Utilities                                 514.5          5.6          12.7          507.4
       Financial                               1,869.8          8.2          44.7        1,833.3
       Transportation/capital goods              623.4           .9          39.0          585.3
       Health care/consumer products           1,138.7          9.3          51.3        1,096.7
       Natural resources                         424.6          1.3          15.4          410.5
       Other corporate securities                214.0          1.0          14.9          200.1
   ---------------------------------------------------------------------------------------------
     Total U.S. corporate securities           4,785.0         26.3         178.0        4,633.3
   ---------------------------------------------------------------------------------------------
   Foreign securities:
       Government, including political
         subdivisions                            364.6         17.1          11.9          369.8
       Utilities                                 196.4          7.3            .4          203.3
       Other                                     748.2          8.9          34.3          722.8
   ---------------------------------------------------------------------------------------------
     Total foreign securities                  1,309.2         33.3          46.6        1,295.9
   ---------------------------------------------------------------------------------------------

   Residential mortgage-backed securities:
       Pass-throughs                           1,055.9         19.8          17.6        1,058.1
       Collateralized mortgage obligations     1,683.1         25.1          37.7        1,670.5
   ---------------------------------------------------------------------------------------------
     Total residential mortgage-backed
       securities                              2,739.0         44.9          55.3        2,728.6
   ---------------------------------------------------------------------------------------------

   Commercial/Multifamily mortgage-backed
     securities                                1,031.5          3.4          48.7          986.2

   Other asset-backed securities                 705.7          0.3           9.9          696.1
   ---------------------------------------------------------------------------------------------

   Debt securities                           $11,657.9       $112.8        $360.6      $11,410.1
   =============================================================================================

    At December 31, 2000 and 1999, net unrealized appreciation (depreciation) of $126.9 million and $(247.8) million, respectively, on available-for-sale debt securities including debt securities pledged to creditors, herein after referred to as "total debt securities", included $92.9 million and $(189.7) million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in insurance reserves.

    The amortized cost and fair value of total debt securities for the year ended December 31, 2000 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                   Amortized            Fair
   (Millions)                                         Cost              Value
   ----------------------------------------------------------------------------
   Due to mature:
     One year or less                              $   405.4          $   405.9
     After one year through five years               2,272.8            2,299.2
     After five years through ten years              1,754.3            1,731.5
     After ten years                                 1,953.1            1,975.6
     Mortgage-backed securities                      4,105.2            4,195.5
     Other asset-backed securities                     753.7              763.7
   ----------------------------------------------------------------------------
   Less: Debt securities pledged to creditors          124.5              126.7
   ============================================================================
   Debt securities                                 $11,120.0          $11,244.7
   ============================================================================

    At December 31, 2000 and 1999, debt securities carried at fair value of $8.6 million and $8.7 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2000.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                        2000                          1999
                                              ------------------------      ------------------------
                                              Amortized         Fair        Amortized         Fair
   (Millions)                                    Cost          Value           Cost          Value
   -------------------------------------------------------------------------------------------------
   Total residential CMOs (1)                  $1,606.6       $1,660.7       $1,683.1       $1,670.5
   =================================================================================================
   Percentage of total:
     Supporting experience rated products                         80.6%                         80.7%
     Supporting remaining products                                19.4%                         19.3%
   -------------------------------------------------------------------------------------------------
                                                                 100.0%                        100.0%
   =================================================================================================

                  (1)   At December 31, 2000 and 1999, approximately 84% and 81%,
                        respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMO's that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2000 and 1999, approximately 2% and 1%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                        2000                       1999
   -----------------------------------------------------------------------------------
   Amortized Cost                                   $120.8                     $204.9
   Gross unrealized gains                              6.0                       12.5
   Gross unrealized losses                             9.9                       10.9
   -----------------------------------------------------------------------------------
   Fair Value                                       $116.9                     $206.5
   ===================================================================================

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                         2000                         1999
                                                -----------------------      -----------------------
                                                Carrying         Fair        Carrying         Fair
   (Millions)                                     Value         Value          Value         Value
   -------------------------------------------------------------------------------------------------
   Assets:
     Mortgage loans                             $     4.6      $    4.5      $     6.7      $    6.8
   Liabilities:
     Investment contract liabilities:
       With a fixed maturity                      1,041.0         982.3        1,055.3         991.0
       Without a fixed maturity                  10,084.6       9,549.9       10,066.4       9,452.8
   -------------------------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    OFF-BALANCE-SHEET AND OTHER FINANCIAL INSTRUMENTS

    FUTURES CONTRACTS:

    Futures contracts are used to manage interest rate risk in the Company's bond portfolio. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. The notional amounts, carrying values and estimated fair values of the Company's open treasury futures as of December 31, 1998 were $250.9 million, $.1 million, and $.1 million, respectively. There were no open treasury futures at December 31, 2000 and 1999.

    WARRANTS:

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2000 were both $0.3 million. The carrying values and estimated fair values at December 31, 1999 were both $6.5 million.

    OPTIONS:

    As of December 31, 2000 and 1999, the Company earned $1.1 million and $0.4 million respectively, of investment income for writing call options on underlying securities. At December 31, 2000 and 1999, there were no option contracts outstanding.

    DEBT INSTRUMENTS WITH DERIVATIVE CHARACTERISTICS:

    The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 2000 was as follows:

                                                     Amortized                 Fair
   (Millions)                                           Cost                  Value
   ----------------------------------------------------------------------------------
   Residential collateralized mortgage
     obligations                                      $1,606.6               $1,660.7
     Principal-only strips (included above)               28.1                   32.1
     Interest-only strips (included above)                 8.2                    9.7
   Other structured securities with derivative
     characteristics (1)                                  51.5                   51.5
   ----------------------------------------------------------------------------------

                  (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                   One month      Eleven months
                                                     ended            ended         Year ended       Year ended
                                                 December 31,     November 30,     December 31,     December 31,
   (Millions)                                        2000             2000             1999             1998
   --------------------------------------------------------------------------------------------------------------
   Debt securities                                   $70.3           $768.9           $823.3           $798.8
   Nonredeemable preferred stock                       1.8              9.5             17.1             18.4
   Investment in affiliated mutual funds               0.5              2.1              2.4              6.6
   Mortgage loans                                      0.1              0.5              1.1              0.6
   Policy loans                                        0.7              7.9              7.7              7.2
   Cash equivalents                                    4.4             50.3             39.0             46.1
   Other                                               2.6             13.1             15.3             15.5
   --------------------------------------------------------------------------------------------------------------
   Gross investment income                            80.4            852.3            905.9            893.2
   Less: investment expenses                          (1.8)           (18.5)           (19.6)           (21.4)
   --------------------------------------------------------------------------------------------------------------
   Net investment income                             $78.6           $833.8           $886.3           $871.8
   ==============================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and $659.6 million and $655.6 million for the years ended December 31, 1999 and 1998, respectively. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million, $255.7 million and $570.0 million in cash dividends to HOLDCO in 2000, 1999 and 1998, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. Of the $776.0 million dividends paid or accrued in 1998, $756.0 million (all of which was approved by the Insurance Commissioner of the State of Connecticut) was attributable to proceeds from the sale of the domestic individual life insurance business.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $100.6 million, $133.9 million and $148.1 million for the years ended December 31, 2000, 1999 and 1998, respectively. Statutory capital and surplus was $931.1 million and $844.9 million as of December 31, 2000 and 1999, respectively.

    As of December 31, 2000, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company is required to implement statutory accounting changes ratified by the NAIC and state insurance departments ("Codification"). The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 is estimated to be an increase of $27.4 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Net realized capital gains (losses) on investments were as follows:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Debt securities                         $1.2           $(36.3)         $(23.6)          $ 7.4
Equity securities                        0.6             (0.9)            2.1             3.0
-------------------------------------------------------------------------------------------------
Pretax realized capital gains
 (losses)                               $1.8           $(37.2)         $(21.5)          $10.4
=================================================================================================
After-tax realized capital gains
 (losses)                               $1.3           $(24.3)         $(14.0)          $ 7.3
=================================================================================================

    Net realized capital (losses) gains of $(16.8) million, $(36.7) million and $15.0 million for 2000, 1999 and 1998, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $45.1 million and $68.5 million at December 31, 2000 and 1999, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                               One month        Eleven months
                                 ended              ended           Year ended         Year ended
                             December 31,       November 30,       December 31,       December 31,
   (Millions)                    2000               2000               1999               1998
   ------------------------------------------------------------------------------------------------
   Proceeds on sales            $233.0            $10,083.2          $5,890.1           $6,790.2
   Gross gains                     1.4                  2.5              10.5               98.8
   Gross losses                     --                 39.0              34.1               91.4
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors, excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                           2000                1999                1998
   ---------------------------------------------------------------------------------------------------
   Debt securities                                     $ 92.1             $(199.2)             $ 18.9
   Equity securities                                     (5.5)               (3.4)              (16.1)
   Other                                                 21.5               (27.6)               15.4
   ---------------------------------------------------------------------------------------------------
       Subtotal                                         108.1              (230.2)               18.2
   Increase (decrease) in deferred income taxes
     (Refer to Note 10)                                  37.9               (80.6)                6.3
   ---------------------------------------------------------------------------------------------------
   Net changes in accumulated other comprehensive
     income (loss)                                     $ 70.2             $(149.6)             $ 11.9
   ===================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $92.9 million and $(189.7) million at December 31, 2000 and 1999, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive (loss) income, which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                                             2000                1999                1998
   -----------------------------------------------------------------------------------------------------
   Total debt securities:
     Gross unrealized capital gains                      $ 78.5              $ 18.6              $157.3
     Gross unrealized capital losses                      (44.5)              (76.7)              (16.2)
   -----------------------------------------------------------------------------------------------------
                                                           34.0               (58.1)              141.1
   -----------------------------------------------------------------------------------------------------
   Equity securities:
     Gross unrealized capital gains                         6.0                12.5                13.1
     Gross unrealized capital losses                       (9.9)              (10.9)               (8.1)
   -----------------------------------------------------------------------------------------------------
                                                           (3.9)                1.6                 5.0
   -----------------------------------------------------------------------------------------------------
   Other:
     Gross unrealized capital gains                        15.0                 1.3                17.1
     Gross unrealized capital losses                       (5.9)              (13.7)               (1.8)
   -----------------------------------------------------------------------------------------------------
                                                            9.1               (12.4)               15.3
   -----------------------------------------------------------------------------------------------------
   Deferred income taxes (Refer to Note 10)                13.8               (24.1)               56.6
   -----------------------------------------------------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                                       $ 25.4              $(44.8)             $104.8
   =====================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                                              2000                1999                1998
   ------------------------------------------------------------------------------------------------------
   Unrealized holding gains (losses) arising
     during the year (1)                                  $70.1              $(146.3)             $38.3
   Less: reclassification adjustment for
     (losses) gains and other items included
     in net income (2)                                     (0.1)                 3.3               26.4
   ======================================================================================================
   Net unrealized gains (losses) on
     securities                                           $70.2              $(149.6)             $11.9
   ======================================================================================================

                  (1)   Pretax unrealized holding gains (losses) arising during the year were $108.0 million, $(225.2) million and $58.8 million for 2000, 1999 and 1998, respectively.
                  (2)   Pretax reclassification adjustments for (losses) gains and other items included in net income were $(0.1) million, $5.0 million and $40.6 million for 2000, 1999 and 1998,
                        respectively.

9.  SEVERANCE

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability of $10.7 million related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. The severance liability is based on a plan to eliminate approximately 175 positions (primarily in the retail annuity operations). The severance liability is reflected in other liabilities in the Consolidated Balance Sheets. Severance actions are expected to be substantially completed by December 31, 2001. No significant severance actions took place in 2000.

10. INCOME TAXES

    The Company is included in the consolidated federal income tax return of Lion through December 13, 2000. For tax settlements related to tax periods ending on or prior to December 13, 2000, the purchase agreement between ING America Insurance Holdings, Inc. and the former Aetna provides for the settlement of balances owed by the Company based on an amount approximating the tax the Company would have incurred were it not a member of the consolidated group, and owed to the Company for the use of its tax saving attributes in the consolidated federal income tax return.

    Subsequent to December 13, 2000, as a result of the sale, the Company will be filing a consolidated return with AICA. The Company allocates to each member, an amount approximating the tax the member would have incurred were it not a member of the consolidated group, and credits the member for use of its tax saving attributes in the consolidated federal income tax return.

    Income taxes from continuing operations consist of the following:

                                      One month     Eleven months
                                        ended           ended        Year ended      Year ended
                                    December 31,    November 30,    December 31,    December 31,
(Millions)                              2000            2000            1999            1998
-------------------------------------------------------------------------------------------------
Current taxes (benefits):
  Federal                               $ 9.4          $  5.3          $ 64.3          $ 257.9
  State                                   0.2             2.6             2.5              3.0
  Net realized capital (losses)
    gains                                 0.3           (11.5)          (20.1)            16.8
-------------------------------------------------------------------------------------------------
                                          9.9            (3.6)           46.7            277.7
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                                (4.3)           83.2            31.3           (196.7)
  Net realized capital gains
    (losses)                              0.3            (1.5)           12.6            (13.9)
-------------------------------------------------------------------------------------------------
                                         (4.0)           81.7            43.9           (210.6)
-------------------------------------------------------------------------------------------------
    Total                               $ 5.9          $ 78.1          $ 90.6          $  67.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                One month       Eleven months
                                                  ended             ended          Year ended        Year ended
                                              December 31,      November 30,      December 31,      December 31,
  (Millions)                                      2000              2000              1999              1998
  ----------------------------------------------------------------------------------------------------------------
  Income from continuing operations
    before
    income taxes                                 $ 18.5            $ 249.6           $ 272.5           $ 239.9
  Tax rate                                           35%                35%               35%               35%
  ----------------------------------------------------------------------------------------------------------------
  Application of the tax rate                       6.4               87.4              95.4              84.0
  Tax effect of:
    State income tax, net of federal
      benefit                                       0.1                1.7               1.6               2.0
    Excludable dividends                           (0.9)             (12.6)             (6.1)            (17.1)
    Other, net                                      0.3                1.6              (0.3)             (1.8)
  ----------------------------------------------------------------------------------------------------------------
  Income taxes                                   $  5.9            $  78.1           $  90.6           $  67.1
  ================================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                                    2000                       1999
   -----------------------------------------------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs                         $  44.8                     $   --
     Insurance reserves                                          306.3                      323.1
     Unrealized gains allocable to experience rated
       contracts                                                  32.5                         --
     Net unrealized capital losses                                  --                       90.5
     Investment losses                                             9.0                        1.3
     Postretirement benefits other than pensions                   5.8                       24.8
     Deferred compensation                                        65.6                       42.5
     Sale of individual life insurance business                     --                       44.9
     Other                                                        21.1                       23.7
   -----------------------------------------------------------------------------------------------
   Total gross assets                                            485.1                      550.8
   -----------------------------------------------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                                  623.3                         --
     Deferred policy acquisition costs                              --                      324.0
     Market discount                                               4.9                        6.5
     Net unrealized capital gains                                 46.3                         --
     Unrealized losses allocable to experience rated
       contracts                                                    --                       66.4
     Depreciation                                                  4.4                        3.5
     Sale of Individual life insurance business                   15.1                         --
     Excludable dividends                                          5.0                         --
     Other                                                        34.1                         --
   -----------------------------------------------------------------------------------------------
   Total gross liabilities                                       733.1                      400.4
   -----------------------------------------------------------------------------------------------
   Net deferred tax (liability) asset                          $(248.0)                    $150.4
   ===============================================================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2000 and 1999, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2000. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Lion through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.

11. BENEFIT PLANS

    ALIAC, in conjunction with ING, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120 - month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amount that are tax-deductible. The accumulated benefit obligation and plan assets are recorded by ALIAC. As of the measurement date (i.e. December 13, 2000), fair value of plan assets exceed projected benefit obligations. Allocated pretax charges to operations for the former Aetna pension plan (based on the Company's total salary cost as a percentage of former Aetna's total salary cost) were $3.7 million and $6.6 million for the years ended December 31, 2000 and 1999, respectively. There were no charges in 1998 due to favorable plan asset performance.

    Effective January 1, 1999 ALIAC, in conjunction with former Aetna, changed the formula for providing pension benefits from the existing final average pay formula to a cash balance formula, which credits employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. The formula also provides for a transition period until December 1, 2006, which allows certain employees to receive vested benefits at the higher of the final average pay or cash balance formula. The changing of this formula will not have a material effect on ALIAC's results of operations, liquidity or financial condition.

    In addition to providing pension benefits, ALIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 45 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2000, 1999 and 1998 were $1.2 million, $2.1 million and $1.0 million, respectively.

    ALIAC, in conjunction with ING, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. December 13, 2000), the projected benefit obligation exceeded the fair value of plan assets. The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2000, 1999 and 1998 were $1.4 million, $2.1 million and $1.4 million, respectively.

    Incentive Savings Plan--Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in certain investments are matched, up to 5% of compensation, by ING. Pretax charges to operations for former Aetna the incentive savings plan were $9.0 million, $7.7 million and $5.3 million in 2000, 1999 and 1998, respectively.

    Stock Plans--ALIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of ALIAC to ING America Insurance Holdings, Inc by former Aetna caused all outstanding stock options to vest immediately. The costs to the Company associated with the former Aetna stock plans for 2000, 1999 and 1998, were $2.7 million, $0.4 million and $4.2 million, respectively.

    During 2001, the benefits plans offered by ALIAC to its employees and agents will be transitioned to plans directly offered by ING. These plans are substantially similar to those offered by ALIAC, in conjunction with ING, and any differences are not expected to be material in nature.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING meets this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the three years ended December 31, 2000. The costs to Aeltus associated with the deferred incentive compensation plan for 2000, 1999 and 1998, were $42.2 million, $4.7 million and $3.1 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ALIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company Funds pay Aeltus or ALIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ALIAC and certain of the Funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ALIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $506.3 million, $424.2 million and $349.0 million in 2000, 1999 and 1998, respectively.

    CAPITAL TRANSACTIONS

    The Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO in 2000. In 1998, the Company received capital contributions in the form of cash of $9.3 million from HOLDCO. The Company received no capital contribution in 1999.

    Refer to Note 7 for dividends paid to HOLDCO.

    OTHER

    Premiums due and other receivables include $4.7 million and $10.5 million due from affiliates in 2000 and 1999, respectively. Other liabilities include $4.1 million and $1.9 million due to affiliates for 2000 and 1999, respectively.

    Former Aetna transferred to the Company $.4 million, $.8 million and $1.7 million based on its decision not to settle state tax liabilities for the years 2000, 1999 and 1998, respectively, as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual non-participation life insurance business, with the exception of certain supplementary contracts with reserves of $74.9 million and $81.9 million as of December 31, 2000 and 1999, respectively, was sold to Lincoln (refer to Note 3).

    The operating results of the domestic individual life business are presented as Discontinued Operations. Premiums of $15.8 million, $17.9 million and $336.3 million and current and future benefits of $34.6 million, $8.6 million and $341.1 million, were assumed in 2000, 1999 and 1998, respectively. Investment income of $17.0 million was generated from a reinsurance loan to affiliate for the year ended December 31, 1998.

    Prior to the sale of the domestic individual life insurance business to Lincoln on October 1, 1998, the Company's retention limit per individual life was $2.0 million and amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business was reinsured with Aetna Life on a yearly renewable term basis. The premium amount related to this agreement was $2.0 million for 1998. This agreement was terminated effective October 1, 1998.

    Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life, (formerly an affiliate of the Company) to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $4.4 million in 1998. The business assumed under this agreement was retroceded to Lincoln effective October 1, 1998.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $29.2 million and $33.4 million were maintained for this contract as of December 31, 2000 and 1999, respectively.

    The following table includes premium amounts ceded/assumed.

                                                             Ceded to      Assumed
                                                 Direct       Other       from Other      Net
   (Millions)                                    Amount     Companies     Companies      Amount
   ---------------------------------------------------------------------------------------------

               2000
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $366.6       $382.4        $ 15.8       $   --
     Accident and Health Insurance                 15.2         15.2            --           --
     Annuities                                    160.4          7.1           0.9        154.2
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $542.2       $404.7        $ 16.7       $154.2
   =============================================================================================

               1999
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $460.1       $478.0        $ 17.9       $   --
     Accident and Health Insurance                 33.4         33.4            --           --
     Annuities                                    111.5          4.9           0.9        107.5
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $605.0       $516.3        $ 18.8       $107.5
   =============================================================================================

               1998
   -----------------------------------------
   Premiums:
     Discontinued Operations                     $166.8       $165.4        $340.6       $342.0
     Accident and Health Insurance                 16.3         16.3            --           --
     Annuities                                     80.8          2.9           1.5         79.4
   ---------------------------------------------------------------------------------------------
       Total earned premiums                     $263.9       $184.6        $342.1       $421.4
   =============================================================================================

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                              Investment
   Year ended December 31, 2000               Financial       Management      Discontinued
   (Millions) (1)                            Products (2)    Services (2)    Operations (2)    Other (2)      Total
   ------------------------------------------------------------------------------------------------------------------
   Revenue from external customers            $   692.1         $138.2                --        $(53.0)     $   777.3
   Net investment income                          905.8            2.8                --           3.8          912.4
   ------------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital (losses) gains                   $ 1,597.9         $141.0                --        $(49.2)     $ 1,689.7
   ==================================================================================================================
   Amortization of deferred policy
     acquisition costs                        $   115.6                                         $ 11.3      $   126.9
   ------------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)                    $    79.0         $  9.0                --        $ (4.0)     $    84.0
   ------------------------------------------------------------------------------------------------------------------
   Operating earnings (losses) (3)            $   204.7         $  9.7                --        $ (7.3)     $   207.1
   Net realized capital (losses) gains, net
     of tax                                       (23.1)           0.1                --            --          (23.0)
   ------------------------------------------------------------------------------------------------------------------
   Income (loss) from continuing operations       181.6            9.8                --          (7.3)         184.1
   Discontinued operations, net of tax:
     Amortization of deferred gain on
       sale (4)                                      --             --          $    5.7            --            5.7
   ------------------------------------------------------------------------------------------------------------------
   Net income (loss)                          $   181.6         $  9.8          $    5.7        $ (7.3)     $   189.8
   ==================================================================================================================
   Segment assets                             $54,117.7         $ 44.1          $2,991.2            --      $57,153.0
   ------------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets (5)            --             --                --        $  3.4      $     3.4
   ------------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                      --             --                --        $ 54.3      $    54.3
   ------------------------------------------------------------------------------------------------------------------

                  (1)   Year ended 2000 data reflects an aggregation of the
                        pre-acquisition period of the eleven months ended
                        November 30, 2000 and the post-acquisition period of one
                        month ended December 31, 2000.
                  (2)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (3)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.3 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                               Investment
Year ended December 31, 1999                   Financial       Management      Discontinued
(Millions)                                    Products (1)    Services (1)    Operations (1)    Other (1)      Total
----------------------------------------------------------------------------------------------------------------------
Revenue from external customers                $   551.1         $118.3                --        $(43.9)     $   625.5
Net investment income                              881.5            1.5                --           3.3          886.3
----------------------------------------------------------------------------------------------------------------------
Total revenue excluding net realized
  capital losses                               $ 1,432.6         $119.8                --        $(40.6)     $ 1,511.8
======================================================================================================================
Amortization of deferred policy
  acquisition costs                            $    93.4             --                --        $ 11.5      $   104.9
----------------------------------------------------------------------------------------------------------------------
Income taxes (benefits)                        $    87.5         $ 16.5                --        $(13.4)     $    90.1
----------------------------------------------------------------------------------------------------------------------
Operating earnings (losses) (2)                $   192.8         $ 28.1                --        $ (7.5)     $   213.4
Other item (3)                                        --             --                --         (17.5)         (17.5)
Net realized capital losses, net of tax            (14.0)            --                --            --          (14.0)
----------------------------------------------------------------------------------------------------------------------
Income (loss) from continuing operations           178.8           28.1                --         (25.0)         181.9
Discontinued operations, net of tax:
  Amortization of deferred gain on
    sale (4)                                          --             --          $    5.7            --            5.7
----------------------------------------------------------------------------------------------------------------------
Net income (loss)                              $   178.8         $ 28.1          $    5.7        $(25.0)     $   187.6
======================================================================================================================
Segment assets                                 $53,362.1         $ 36.6          $2,989.0            --      $56,387.7
----------------------------------------------------------------------------------------------------------------------
Expenditures for long-lived assets (5)                --             --                --        $  3.9      $     3.9
----------------------------------------------------------------------------------------------------------------------
Balance of long-lived assets                          --             --                --        $ 12.2      $    12.2
----------------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the amortization of deferred gain on sale amounted to $3.2 million.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

                                                             Investment
   Year ended December 31, 1998              Financial       Management      Discontinued
   (Millions)                               Products (1)    Services (1)    Operations (1)    Other (1)      Total
   -----------------------------------------------------------------------------------------------------------------
   Revenue from external customers           $   445.6         $96.7                 --        $(38.4)     $   503.9
   Net investment income                         865.3           1.5                 --           5.0          871.8
   -----------------------------------------------------------------------------------------------------------------
   Total revenue excluding net realized
     capital gains                           $ 1,310.9         $98.2                 --        $(33.4)     $ 1,375.7
   =================================================================================================================
   Amortization of deferred policy
     acquisition costs                       $    80.3            --                 --        $ 10.9      $    91.2
   -----------------------------------------------------------------------------------------------------------------
   Income Taxes (benefits)                   $    68.2         $14.7                 --        $(15.8)     $    67.1
   -----------------------------------------------------------------------------------------------------------------
   Operating earnings (2)                    $   171.0         $24.0                 --        $ (7.1)     $   187.9
   Other item (3)                                   --            --                 --         (22.4)         (22.4)
   Net realized capital gains, net of
     tax                                           7.3            --                 --            --            7.3
   -----------------------------------------------------------------------------------------------------------------
   Income from continuing operations             178.3          24.0                 --         (29.5)         172.8
   Discontinued operations, net of tax:
     Income from operations (4)                     --            --           $   61.8            --           61.8
     Immediate gain on sale (4)                     --            --               59.0            --           59.0
   -----------------------------------------------------------------------------------------------------------------
   Net income (loss)                         $   178.3         $24.0           $  120.8        $(29.5)     $   293.6
   =================================================================================================================
   Segment assets                            $44,367.4         $13.4           $2,946.4            --      $47,327.2
   -----------------------------------------------------------------------------------------------------------------
   Expenditures for long-lived assets
     (5)                                            --            --                 --        $  6.4      $     6.4
   -----------------------------------------------------------------------------------------------------------------
   Balance of long-lived assets                     --            --                 --        $ 12.2      $    12.2
   -----------------------------------------------------------------------------------------------------------------

                  (1)   Financial Products include: deferred and immediate annuity contracts, mutual funds, distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package
                        administrative and recordkeeping services along with a menu of investment options, investment advisory services and
                        pension plan administrative services. Investment Management
                        Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail
                        clients, underwriting, distribution for Company's mutual
                        funds and affiliate's separate accounts; and trustee,
                        administrative and other services to retirement plans.
                        (Refer to Notes 1 and 2.) Discontinued operations include
                        life insurance products. (Refer to Note 3.) Other includes consolidating adjustments and Year 2000 costs.
                  (2)   Operating earnings is comprised of net income (loss)
                        excluding net realized capital gains and losses and any
                        other items. While operating earnings is the measure of
                        profit or loss used by the Company's management when
                        assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
                  (3)   Other item excluded from operating earnings represents
                        after-tax Year 2000 costs.
                  (4)   Taxes on the income from operations and the immediate gain on sale amounted to $32.1million and $29.3 million,
                        respectively.
                  (5)   Expenditures of long-lived assets represent additions to
                        property and equipment not allocable to business segments.

14. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into with or assumed from a former affiliate operating leases for office space. Since December 13, 2000, rent expense for these leases was immaterial. The future net minimum payments under noncancelable leases for 2001 through 2005 are estimated to be $25.5 million, $24.5 million, $21.5 million, $19.1 million and $16.3 million, respectively, and 29.9 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31,1998, the Company had off-balance sheet commitments to purchase investments of $68.7 million with an estimated fair value of $68.9 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

Form No. SAI. 01107-01                                       ALIAC Ed. May 2001